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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1. Schedule of Investments

Russell Investments

2016 QUARTERLY REPORT

Russell Funds

January 31, 2016

FUND	SHARE CLASS
U.S. Equity Funds	
Russell U.S. Core Equity Fund	A, C, E, I, S
Russell U.S. Defensive Equity Fund	A, C, E, I, S, Y
Russell U.S. Dynamic Equity Fund	A, C, E, I, S, Y
Russell U.S. Strategic Equity Fund	A, C, E, S
Russell U.S. Large Cap Equity Fund	A, C, S
Russell U.S. Mid Cap Equity Fund	A, C, S
Russell U.S. Small Cap Equity Fund	A, C, E, I, S, Y
International and Global Equity Funds	
Russell International Developed Markets Fund	A, C, E, I, S, Y
Russell Global Equity Fund	A, C, E, S, Y
Russell Emerging Markets Fund	A, C, E, S, Y
Tax-Managed Equity Funds	
Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S
Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S
Russell Tax-Managed International Equity Fund	A, C, E, S
Fixed Income Funds	
Russell Global Opportunistic Credit Fund	A, C, E, S, Y
Russell Strategic Bond Fund	A, C, E, I, S, Y
Russell Investment Grade Bond Fund	A, C, E, I, S, Y
Russell Short Duration Bond Fund	A, C, E, S, Y
Tax Exempt Fixed Income Funds	
Russell Tax Exempt High Yield Bond Fund	A, C, E, S
Russell Tax Exempt Bond Fund	A, C, E, S
Alternative Funds	
Russell Commodity Strategies Fund	A, C, E, S, Y
Russell Global Infrastructure Fund	A, C, E, S, Y
Russell Global Real Estate Securities Fund	A, C, E, S, Y
Russell Multi-Strategy Alternative Fund	A, C, E, S
Specialty Funds	
Russell Multi-Strategy Income Fund	A, C, E, S, Y
Russell Strategic Call Overwriting Fund	S
Select Equity Funds	
Select U.S. Equity Fund	S, T, Y
Select International Equity Fund	S, T, Y

Russell Investment
Company

Russell Investment Company is a
series investment company with
41 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 27 of
these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

January 31, 2016 (Unaudited)

Table of Contents

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments is a trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.2%			Yum! Brands, Inc.	2,937	213
Consumer Discretionary - 13.6%					104,123
Amazon.com, Inc.(Æ)	11,380	6,680
AutoZone, Inc.(Æ)	1,710	1,312	Consumer Staples - 5.9%
Brunswick Corp.	1,800	72	Altria Group, Inc.	138,379	8,456
Cablevision Systems Corp. Class A	1,995	64	Bunge, Ltd.	6,800	422
Carnival Corp.	22,867	1,101	Clorox Co. (The)	2,420	312
CBS Corp. Class B	25,942	1,232	Coca-Cola Co. (The)	88,512	3,799
Chipotle Mexican Grill, Inc. Class A(Æ)	6,408	2,903	Colgate-Palmolive Co.	35,632	2,406
Comcast Corp. Class A(Æ)	46,219	2,575	Constellation Brands, Inc. Class A	11,263	1,717
Costco Wholesale Corp.	2,291	346	CVS Health Corp.	5,935	573
Darden Restaurants, Inc.	5,600	353	General Mills, Inc.	1,989	112
Dillard's, Inc. Class A	6,130	432	Hormel Foods Corp.	10,300	828
Ford Motor Co.	68,000	812	Kellogg Co.	7,048	518
Fortune Brands Home & Security, Inc.	1,664	81	Kimberly-Clark Corp.	1,276	164
Gap, Inc. (The)	87,300	2,158	Kraft Heinz Co. (The)	884	69
General Motors Co.	122,127	3,620	Kroger Co. (The)	40,000	1,552
Goodyear Tire & Rubber Co. (The)	23,856	678	Molson Coors Brewing Co. Class B	16,384	1,482
Harman International Industries, Inc.	11,574	861	Mondelez International, Inc. Class A	105,997	4,569
Hilton Worldwide Holdings, Inc.	44,919	800	PepsiCo, Inc.	39,282	3,901
Home Depot, Inc.	37,241	4,683	Philip Morris International, Inc.	65,290	5,877
Kohl's Corp.	1,396	69	Procter & Gamble Co. (The)	60,687	4,958
L Brands, Inc.(Æ)	14,948	1,437	Reynolds American, Inc.	29,219	1,460
Lennar Corp. Class A	80,133	3,378	Sysco Corp.	3,233	129
Liberty Interactive Corp. QVC Group Class			Walgreens Boots Alliance, Inc.	1,568	125
A(Æ)	2,273	59	Whole Foods Market, Inc.	66,770	1,957
Lowe's Cos., Inc.	36,900	2,644			45,386
Macy's, Inc.	35,098	1,418
Marriott International, Inc. Class A	5,277	323	Energy - 6.7%
McDonald's Corp.	35,972	4,453	Antero Resources Corp.(Æ)	8,035	218
Michael Kors Holdings, Ltd.(Æ)	57,213	2,283	Apache Corp.	33,476	1,424
Netflix, Inc.(Æ)	5,904	542	BP PLC - ADR	162,537	5,261
Newell Rubbermaid, Inc.	38,719	1,501	Cameron International Corp.(Æ)	1,674	110
News Corp. Class A	24,000	311	Canadian Natural Resources, Ltd.	109,632	2,331
Nike, Inc. Class B	129,124	8,007	Chevron Corp.	24,060	2,080
NVR, Inc.(Æ)	500	825	Cimarex Energy Co.	15,833	1,473
Office Depot, Inc.(Æ)	51,338	264	Columbia Pipeline Group, Inc.	8,691	161
Priceline Group, Inc. (The)(Æ)	2,324	2,475	ConocoPhillips	74,806	2,923
PulteGroup, Inc.	21,883	367	Core Laboratories NV	15,808	1,556
PVH Corp.	21,036	1,544	Devon Energy Corp.	68,820	1,920
Ralph Lauren Corp. Class A	664	75	EOG Resources, Inc.	14,730	1,046
Ross Stores, Inc.	31,200	1,755	Exxon Mobil Corp.	120,635	9,391
Royal Caribbean Cruises, Ltd.	24,477	2,006	FMC Technologies, Inc.(Æ)	7,800	196
Service Corp. International	2,272	55	Hess Corp.	4,288	182
Starbucks Corp.	98,588	5,991	HollyFrontier Corp.	6,500	227
Target Corp.	100,254	7,260	Magna International, Inc. Class A(Æ)	28,199	975
Tiffany & Co.	7,537	481	Marathon Oil Corp.	12,280	120
Time Warner, Inc.	58,314	4,108	Marathon Petroleum Corp.	25,123	1,050
TJX Cos., Inc.	44,642	3,180	National Oilwell Varco, Inc.	2,422	79
Toll Brothers, Inc.(Æ)	9,727	269	Newfield Exploration Co.(Æ)	23,591	686
Toyota Motor Corp. - ADR	17,194	2,064	Occidental Petroleum Corp.	80,902	5,569
Tupperware Brands Corp.	13,435	624	ONEOK, Inc.	6,708	167
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	11,266	2,041	PBF Energy, Inc. Class A	5,200	182
Under Armour, Inc. Class A(Æ)	4,657	398	Phillips 66(Æ)	59,159	4,742
Viacom, Inc. Class B	3,591	164	Pioneer Natural Resources Co.	2,495	309
Wal-Mart Stores, Inc.	80,930	5,370	Schlumberger, Ltd.	55,947	4,043
Walt Disney Co. (The)	41,126	3,941	Spectra Energy Corp.	9,238	254
Whirlpool Corp.	10,900	1,465	Tesoro Corp.	6,242	545

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 3

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Valero Energy Corp.	28,400	1,928	New York Community Bancorp, Inc.	10,846	168
		51,148	Nomura Holdings, Inc. - ADR	233,058	1,261
			Northern Trust Corp.	32,199	1,999
Financial Services - 19.9%			NorthStar Realty Europe Corp.(Æ)(ö)	5,155	49
Aflac, Inc.	4,878	283	NorthStar Realty Finance Corp.(Æ)	4,692	56
Allstate Corp. (The)	36,626	2,220	OneMain Holdings, Inc.(Æ)	2,200	58
Ally Financial, Inc.(Æ)	14,000	222	PacWest Bancorp	3,813	140
American Capital Agency Corp.(ö)	20,939	357	PayPal Holdings, Inc.(Æ)	23,600	853
American Express Co.	113,800	6,088	PNC Financial Services Group, Inc. (The)	66,965	5,803
American International Group, Inc.	8,692	491	Principal Financial Group, Inc.	12,800	486
Ameriprise Financial, Inc.	20,017	1,815	Progressive Corp. (The)	10,000	312
Arch Capital Group, Ltd.(Æ)	9,400	635	Prudential Financial, Inc.	24,262	1,700
AvalonBay Communities, Inc.(ö)	3,240	556	Public Storage(ö)	2,380	603
Bank of America Corp.	822,916	11,636	Raymond James Financial, Inc.	15,700	688
Bank of New York Mellon Corp. (The)	24,100	873	Regions Financial Corp.	292,477	2,375
Barclays PLC - ADR	19,523	210	Reinsurance Group of America, Inc. Class A	9,000	758
BB&T Corp.	28,827	941	Santander Consumer USA Holdings, Inc.(Æ)	113,000	1,181
Berkshire Hathaway, Inc. Class B(Æ)	36,431	4,728	Signature Bank(Æ)	1,730	241
BlackRock, Inc. Class A	5,606	1,762	Simon Property Group, Inc.(ö)	1,904	355
Blackstone Group, LP (The)(Æ)	33,520	881	State Street Corp.	134,559	7,499
Capital One Financial Corp.	28,702	1,883	SunTrust Banks, Inc.	36,015	1,317
Charles Schwab Corp. (The)	19,700	503	SVB Financial Group(Æ)	960	97
Chubb, Ltd.(Æ)	5,055	572	Synchrony Financial(Æ)	88,074	2,503
Citigroup, Inc.	132,267	5,632	TD Ameritrade Holding Corp.	5,900	163
Citizens Financial Group, Inc.	76,700	1,630	TFS Financial Corp.	18,253	319
CME Group, Inc. Class A	2,108	189	Thomson Reuters Corp.	3,948	148
Comerica, Inc.	23,600	809	Travelers Cos., Inc. (The)	7,884	844
Cullen/Frost Bankers, Inc.	2,736	131	Two Harbors Investment Corp.(ö)	95,876	729
Discover Financial Services	68,158	3,121	US Bancorp	59,695	2,391
E*Trade Financial Corp.(Æ)	10,500	247	Visa, Inc. Class A	131,893	9,825
East West Bancorp, Inc.	14,700	477	Voya Financial, Inc.	33,793	1,033
Equinix, Inc.(ö)	7,962	2,473	Wells Fargo & Co.	301,781	15,158
Equity Residential(ö)	2,855	220	Western Alliance Bancorp(Æ)	9,300	303
FactSet Research Systems, Inc.	2,590	390			152,386
First American Financial Corp.	9,052	311
FleetCor Technologies, Inc.(Æ)	29,322	3,602	Health Care - 14.6%
Forest City Realty Trust, Inc. Class A(Æ)(ö)	15,302	301	Abbott Laboratories	28,907	1,094
Four Corners Property Trust, Inc.(Æ)	6,333	107	AbbVie, Inc.	29,033	1,594
Franklin Resources, Inc.	5,398	187	Aetna, Inc.	13,350	1,360
Global Payments, Inc.	10,460	617	Alexion Pharmaceuticals, Inc.(Æ)	6,131	895
Hartford Financial Services Group, Inc.	34,010	1,367	Allergan PLC(Æ)	8,837	2,514
Hatteras Financial Corp.(ö)	56,257	690	Allscripts Healthcare Solutions, Inc.(Æ)	8,800	121
HCP, Inc.(ö)	6,009	216	AmerisourceBergen Corp. Class A	14,050	1,258
Howard Hughes Corp. (The)(Æ)	983	93	Amgen, Inc.	26,344	4,024
Intercontinental Exchange, Inc.	4,561	1,203	Anthem, Inc.	1,260	164
JPMorgan Chase & Co.	163,202	9,711	Baxalta, Inc.	4,912	197
KeyCorp	172,440	1,924	Baxter International, Inc.	4,568	167
KKR & Co., LP	161,083	2,196	Becton Dickinson and Co.	1,411	205
Leucadia National Corp.	7,785	129	Biogen, Inc.(Æ)	772	211
Lincoln National Corp.	7,400	292	Boston Scientific Corp.(Æ)	44,865	786
Loews Corp.	129,000	4,774	Bristol-Myers Squibb Co.	40,144	2,495
M&T Bank Corp.	5,540	610	Cardinal Health, Inc.	45,200	3,678
Marsh & McLennan Cos., Inc.	5,602	299	Celgene Corp.(Æ)	11,300	1,134
MasterCard, Inc. Class A	62,072	5,526	Cerner Corp.(Æ)	40,140	2,329
McGraw Hill Financial, Inc.	12,107	1,029	Cigna Corp.	10,376	1,386
MetLife, Inc.	69,798	3,116	CR Bard, Inc.	3,520	645
Mid-America Apartment Communities, Inc.			DexCom, Inc.(Æ)	8,929	636
(ö)	2,274	213	Edwards Lifesciences Corp.(Æ)	20,042	1,567
Morningstar, Inc.	4,600	370	Eli Lilly & Co.	52,333	4,140
Navient Corp.	11,775	113	Endo International PLC(Æ)	10,381	576

See accompanying notes which are an integral part of this quarterly report.

4 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Express Scripts Holding Co.(Æ)	3,481	250	Caterpillar, Inc.	19,527	1,215
Gilead Sciences, Inc.	31,626	2,625	CH Robinson Worldwide, Inc.	6,900	447
HCA Holdings, Inc.(Æ)	27,561	1,918	Chicago Bridge & Iron Co.	25,219	979
Horizon Pharma PLC(Æ)	41,654	729	CSX Corp.	7,853	181
Intuitive Surgical, Inc.(Æ)	2,203	1,191	Cummins, Inc.	1,228	110
Jazz Pharmaceuticals PLC(Æ)	4,825	621	Danaher Corp.	4,324	375
Johnson & Johnson	149,936	15,659	Deere & Co.	1,629	125
Mallinckrodt PLC(Æ)	11,943	694	Delta Air Lines, Inc.	84,986	3,764
McKesson Corp.	7,850	1,264	Eaton Corp. PLC	16,494	833
Medtronic PLC	126,368	9,594	Emerson Electric Co.	5,848	269
Merck & Co., Inc.	215,851	10,937	FedEx Corp.	16,417	2,182
Mylan NV(Æ)	50,260	2,648	Fluor Corp.	1,691	76
Pfizer, Inc.	511,138	15,585	General Dynamics Corp.	22,021	2,946
PTC Therapeutics, Inc.(Æ)	15,595	371	General Electric Co.	129,915	3,781
Qiagen NV(Æ)	21,000	477	Honeywell International, Inc.	63,762	6,580
Regeneron Pharmaceuticals, Inc.(Æ)	3,544	1,489	Illinois Tool Works, Inc.	2,752	248
St. Jude Medical, Inc.	6,100	322	JetBlue Airways Corp.(Æ)	6,676	142
Stryker Corp.	26,345	2,612	Kansas City Southern	21,525	1,526
Thermo Fisher Scientific, Inc.	14,544	1,921	KBR, Inc.	2,700	39
UnitedHealth Group, Inc.	31,813	3,664	Lexmark International, Inc. Class A	4,300	121
Valeant Pharmaceuticals International, Inc.			Lockheed Martin Corp.	15,885	3,352
(Æ)	33,354	3,009	Norfolk Southern Corp.	29,623	2,088
Zimmer Biomet Holdings, Inc.	14,985	1,487	Northrop Grumman Corp.	15,920	2,946
		112,243	Oshkosh Corp.	26,615	876
			Paychex, Inc.	36,300	1,737
Materials and Processing - 3.2%			Raytheon Co.	71,642	9,187
Air Products & Chemicals, Inc.	1,203	152	Ryder System, Inc.	914	49
CRH PLC - ADR	176,900	4,762	Southwest Airlines Co.	78,400	2,949
Dow Chemical Co. (The)	41,489	1,742	Stanley Black & Decker, Inc.	38,193	3,603
Eastman Chemical Co.	22,918	1,403	Terex Corp.	39,546	886
Ecolab, Inc.	27,138	2,927	Textron, Inc.	14,850	508
EI du Pont de Nemours & Co.	2,283	120	Tyco International PLC	2,588	89
Hexcel Corp.	17,567	727	Union Pacific Corp.	5,555	400
International Paper Co.	41,037	1,404	United Continental Holdings, Inc.(Æ)	28,024	1,353
Louisiana-Pacific Corp.(Æ)	58,639	922	United Parcel Service, Inc. Class B	34,869	3,250
LyondellBasell Industries NV Class A	1,753	137	United Technologies Corp.	24,724	2,168
Masco Corp.	32,700	863	Verisk Analytics, Inc. Class A(Æ)	18,430	1,345
Monsanto Co.	20,542	1,861	Waste Management, Inc.	3,973	210
MRC Global, Inc.(Æ)	3,700	37	Waters Corp.(Æ)	460	56
PPG Industries, Inc.	34,148	3,248	WW Grainger, Inc.	353	69
Praxair, Inc.	2,356	236	Xylem, Inc.	45,812	1,647
Precision Castparts Corp.	1,208	284			77,542
Reliance Steel & Aluminum Co.	27,254	1,552
Rio Tinto PLC - ADR	39,500	974	Technology - 14.8%
Sherwin-Williams Co. (The)	4,160	1,064	Activision Blizzard, Inc.	29,140	1,015
Southern Copper Corp.	2,930	76	Adobe Systems, Inc.(Æ)	16,365	1,459
WestRock Co.	1,526	54	Alibaba Group Holding, Ltd. - ADR(Æ)	20,526	1,376
		24,545	Alphabet, Inc.(Æ)	12,205	9,068
			Alphabet, Inc. Class A(Æ)	6,190	4,713
Producer Durables - 10.1%			Apple, Inc.	159,846	15,559
3M Co.	3,884	587	Applied Materials, Inc.	55,210	974
Accenture PLC Class A	27,082	2,858	ARM Holdings PLC - ADR	52,731	2,272
AECOM(Æ)	20,936	575	Avago Technologies, Ltd. Class A	16,671	2,229
AerCap Holdings NV(Æ)	25,902	796	Avnet, Inc.	19,155	765
Allison Transmission Holdings, Inc. Class A	2,711	65	Brocade Communications Systems, Inc.	16,600	132
American Airlines Group, Inc.	56,640	2,208	CACI International, Inc. Class A(Æ)	1,700	141
Ametek, Inc.	1,742	82	CDK Global, Inc.	1,488	65
Automatic Data Processing, Inc.	49,927	4,148	Cisco Systems, Inc.	223,415	5,315
Boeing Co. (The)	12,091	1,453	Cognizant Technology Solutions Corp. Class
Carlisle Cos., Inc.	756	63	A(Æ)	2,968	188

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 5

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($) or		Value		Amount ($) or	Value
	Shares		$		Shares	$
Electronic Arts, Inc.(Æ)	22,334		1,441	Zero Coupon due 06/16/16	1,500	1,498
EMC Corp.	10,045		249	Total Short-Term Investments
Facebook, Inc. Class A(Æ)	68,645		7,703	(cost $43,306)		43,306
Gartner, Inc.(Æ)	6,300		554
Harris Corp.	17,057		1,483	Total Investments 99.9%
Hewlett Packard Enterprise Co.(Æ)	131,746		1,813	(identified cost $683,868)		765,523
Ingram Micro, Inc. Class A	26,400		744
Intel Corp.	285,586		8,859	Other Assets and Liabilities, Net
International Business Machines Corp.	29,046		3,625	- 0.1%		1,104
JDS Uniphase Corp.(Æ)	58,700		293	Net Assets - 100.0%		766,627
Juniper Networks, Inc.	21,800		514
Lam Research Corp.	28,831		2,070
LinkedIn Corp. Class A(Æ)	7,275		1,440
Marvell Technology Group, Ltd.	38,500		341
Micron Technology, Inc.(Æ)	188,721		2,082
Microsoft Corp.	225,075		12,399
NCR Corp.(Æ)	5,200		111
NetApp, Inc.	32,500		713
NETGEAR, Inc.(Æ)	3,100		116
NXP Semiconductors NV(Æ)	38,497		2,879
ON Semiconductor Corp.(Æ)	7,900		68
Oracle Corp.	126,606		4,597
Palo Alto Networks, Inc.(Æ)	4,299		643
Polycom, Inc.(Æ)	15,300		156
QUALCOMM, Inc.	18,047		818
Red Hat, Inc.(Æ)	33,585		2,353
Salesforce.com, Inc.(Æ)	29,006		1,974
SAP SE - ADR	16,609		1,325
ServiceNow, Inc.(Æ)	7,204		448
Splunk, Inc.(Æ)	12,534		580
Symantec Corp.	93,088		1,847
Synopsys, Inc.(Æ)	40,200		1,724
Tableau Software, Inc. Class A(Æ)	9,809		787
Texas Instruments, Inc.	5,955		315
VMware, Inc. Class A(Æ)	6,600		302
Western Digital Corp.	9,300		446
Zynga, Inc. Class A(Æ)	120,600		297
			113,380

Utilities - 5.4%
American Electric Power Co., Inc.	34,070		2,077
AT&T, Inc.	321,394		11,590
China Mobile, Ltd. - ADR	36,722		2,003
Dominion Resources, Inc.	19,447		1,404
Duke Energy Corp.	4,439		334
Entergy Corp.	83,400		5,886
Exelon Corp.	18,400		544
NextEra Energy, Inc.	29,759		3,324
PG&E Corp.	14,136		776
Southern Co. (The)	40,248		1,969
Verizon Communications, Inc.	231,283		11,557
			41,464

Total Common Stocks
(cost $640,562)			722,217

Short-Term Investments - 5.7%
Russell U.S. Cash Management Fund	40,808,589	(8)	40,809
United States Treasury Bills
Zero Coupon due 04/07/16	1,000		999

See accompanying notes which are an integral part of this quarterly report.

6 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		84	USD	8,948	03/16	70
S&P 500 E-Mini Index Futures		369	USD	35,610	03/16	(344)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(274)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$104,123	$—			$—	$104,123
Consumer Staples	45,386	—			—	45,386
Energy	51,148	—			—	51,148
Financial Services	152,386	—			—	152,386
Health Care	112,243	—			—	112,243
Materials and Processing	24,545	—			—	24,545
Producer Durables	77,542	—			—	77,542
Technology	113,380	—			—	113,380
Utilities	41,464	—			—	41,464
Short-Term Investments	—	43,306			—	43,306
Total Investments	722,217	43,306			—	765,523

Other Financial Instruments
Futures Contracts	(274)	—			—	(274)
Total Other Financial Instruments*	$(274)	$—			$—	$(274)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 7

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.8%			Walt Disney Co. (The)	88,383	8,469
Consumer Discretionary - 12.1%			Yum! Brands, Inc.	2,366	171
Advance Auto Parts, Inc.	610	93			108,640
Amazon.com, Inc.(Æ)	223	131
American Axle & Manufacturing Holdings,			Consumer Staples - 13.5%
Inc.(Æ)(Û)	32,600	418	Altria Group, Inc.(Û)	92,894	5,677
AutoZone, Inc.(Æ)(Û)	4,891	3,753	Archer-Daniels-Midland Co.	10,947	387
Bed Bath & Beyond, Inc.(Æ)	1,181	51	Brown-Forman Corp. Class B - ADR(Æ)	1,655	162
Brinker International, Inc.	7,340	365	Bunge, Ltd.	19,029	1,180
Brunswick Corp.(Û)	10,800	430	Campbell Soup Co.	16,440	927
Choice Hotels International, Inc.	10,863	475	Casey's General Stores, Inc.(Û)	2,360	285
Comcast Corp. Class A(Æ)(Û)	143,098	7,972	Church & Dwight Co., Inc.	1,246	105
Costco Wholesale Corp.	36,224	5,474	Clorox Co. (The)	1,180	152
Darden Restaurants, Inc.	7,700	486	Coca-Cola Co. (The)	334,711	14,366
Delphi Automotive PLC	3,342	217	Coca-Cola Enterprises, Inc.	49,816	2,312
Dick's Sporting Goods, Inc.	9,590	375	Colgate-Palmolive Co.	4,000	270
Dollar General Corp.	122,422	9,189	Constellation Brands, Inc. Class A	7,095	1,082
Dollar Tree, Inc.(Æ)	2,280	185	CVS Health Corp.	110,861	10,708
Domino's Pizza, Inc.	14,049	1,601	Dr Pepper Snapple Group, Inc.	66,524	6,243
Dunkin' Brands Group, Inc.	24,899	980	Flowers Foods, Inc.	2,072	43
eBay, Inc.(Æ)	2,983	70	General Mills, Inc.	3,489	197
Estee Lauder Cos., Inc. (The) Class A	838	71	Hershey Co. (The)	20,895	1,841
Foot Locker, Inc.	16,309	1,102	Hormel Foods Corp.	23,291	1,873
Garmin, Ltd.	1,033	36	Ingredion, Inc.	943	95
Genuine Parts Co.	1,611	139	JM Smucker Co. (The)	18,322	2,351
Home Depot, Inc.	103,985	13,077	Kimberly-Clark Corp.	33,326	4,280
Hyatt Hotels Corp. Class A(Æ)	450	17	Kroger Co. (The)	60,965	2,366
J Alexander's Holdings, Inc.(Æ)	5,956	56	McCormick & Co., Inc.	1,735	153
John Wiley & Sons, Inc. Class A(Æ)	491	21	Mead Johnson Nutrition Co. Class A	813	59
Leggett & Platt, Inc.	1,747	73	Molson Coors Brewing Co. Class B	35,837	3,242
LKQ Corp.(Æ)	2,559	70	Mondelez International, Inc. Class A	121,178	5,223
Lowe's Cos., Inc.	133,039	9,534	PepsiCo, Inc.	121,191	12,034
Madison Square Garden Co. (The) Class A(Æ)	198	30	Philip Morris International, Inc.	166,409	14,978
Marriott International, Inc. Class A	25,321	1,552	Pinnacle Foods, Inc.	721	31
McDonald's Corp.	61,162	7,571	Procter & Gamble Co. (The)	218,859	17,879
MSG Networks, Inc.(Æ)	596	10	Reynolds American, Inc.	178,105	8,896
Murphy USA, Inc.(Æ)	3,647	211	Sysco Corp.	49,913	1,987
Nike, Inc. Class B	119,552	7,413			121,384
Nordstrom, Inc.	1,098	54
NVR, Inc.(Æ)	1,452	2,397	Energy - 4.9%
Omnicom Group, Inc.	54,077	3,967	Chevron Corp.	95,017	8,216
O'Reilly Automotive, Inc.(Æ)	4,027	1,051	Columbia Pipeline Group, Inc.	51,492	955
Panera Bread Co. Class A(Æ)	281	54	ConocoPhillips	3,073	120
Penske Automotive Group, Inc.	13,600	427	Dril-Quip, Inc.(Æ)	8,000	469
Polaris Industries, Inc.	334	25	EQT Corp.	1,320	81
Ralph Lauren Corp. Class A	3,609	406	Exxon Mobil Corp.	218,273	16,993
Ross Stores, Inc.	67,538	3,800	FMC Technologies, Inc.(Æ)	31,083	782
Sally Beauty Holdings, Inc.(Æ)	1,135	31	Marathon Petroleum Corp.	12,500	522
Scripps Networks Interactive, Inc. Class A	1,156	70	Occidental Petroleum Corp.	90,319	6,217
Starbucks Corp.	32,653	1,984	Oceaneering International, Inc.	9,090	308
Target Corp.	14,828	1,074	Phillips 66(Æ)	9,650	773
Tenneco, Inc.(Æ)	5,164	197	Royal Dutch Shell PLC Class A - ADR(Æ)	95,900	4,213
Thor Industries, Inc.	471	25	Schlumberger, Ltd.	1,573	114
Time Warner, Inc.	44,261	3,118	Spectra Energy Corp.	29,600	813
TJX Cos., Inc.	41,175	2,933	Superior Energy Services, Inc.	31,300	323
Twenty-First Century Fox, Inc. Class A	44,890	1,211	TransCanada Corp.	30,297	1,047
VF Corp.	31,526	1,974	Valero Energy Corp.	22,900	1,554
Viacom, Inc. Class B	1,742	79	World Fuel Services Corp.	6,300	245
Visteon Corp.(Æ)	7,000	468			43,745
Wal-Mart Stores, Inc.	21,207	1,407

See accompanying notes which are an integral part of this quarterly report.

8 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Financial Services - 16.3%			Extra Space Storage, Inc.(ö)	1,207	109
Affiliated Managers Group, Inc.(Æ)	298	40	FactSet Research Systems, Inc.	445	67
Aflac, Inc.	88,906	5,153	Federal Realty Investment Trust (ö)	466	70
Alexandria Real Estate Equities, Inc. (ö)	16,517	1,308	Federated Investors, Inc. Class B	788	20
Alleghany Corp.(Æ)	63	30	Fidelity National Information Services, Inc.	40,169	2,399
Allied World Assurance Co. Holdings AG	2,051	75	Fiserv, Inc.(Æ)	2,132	202
Allstate Corp. (The)	16,283	987	FNF Group	2,776	90
American Campus Communities, Inc. (ö)	666	28	FNFV Group(Æ)	23,142	217
American Express Co.(Û)	40,124	2,147	Four Corners Property Trust, Inc.(Æ)	6,066	103
American Financial Group, Inc.	12,954	919	Franklin Resources, Inc.	2,761	96
American Homes 4 Rent Class A(ö)	1,784	27	Fulton Financial Corp.	53,700	690
American National Insurance Co.	251	24	Global Payments, Inc.	27,345	1,612
American Tower Corp.(ö)	8,107	765	Great Western Bancorp, Inc.	10,600	277
AmTrust Financial Services, Inc.	6,145	351	Hanover Insurance Group, Inc. (The)	15,373	1,253
Aon PLC	941	83	HCP, Inc.(ö)	2,651	95
Arch Capital Group, Ltd.(Æ)	1,427	96	Health Care REIT, Inc.(Æ)(ö)	831	52
Arthur J Gallagher & Co.	55,207	2,078	Huntington Bancshares, Inc.	191,545	1,643
Aspen Insurance Holdings, Ltd.	1,003	47	Intercontinental Exchange, Inc.	6,937	1,830
Assurant, Inc.	889	72	Invesco, Ltd.	23,381	700
AvalonBay Communities, Inc.(ö)	11,841	2,031	Jack Henry & Associates, Inc.	24,348	1,977
Axis Capital Holdings, Ltd.	974	53	Jones Lang LaSalle, Inc.	4,222	594
Bank of America Corp.	8,784	124	JPMorgan Chase & Co.	6,042	360
Bank of Hawaii Corp.	452	27	KeyCorp	14,000	156
Bank of New York Mellon Corp. (The)	5,778	209	Kilroy Realty Corp.(ö)	6,193	346
BB&T Corp.	40,731	1,330	Liberty Property Trust (ö)	13,125	385
BBCN Bancorp, Inc.(Æ)(Û)	3,500	53	Loews Corp.	952	35
Berkshire Hathaway, Inc. Class B(Æ)(Û)	62,250	8,078	M&T Bank Corp.	2,164	238
BlackRock, Inc. Class A	2,611	821	Markel Corp.(Æ)	62	52
BOK Financial Corp.	438	22	Marsh & McLennan Cos., Inc.	103,923	5,542
Boston Properties, Inc.(ö)	5,469	636	MasterCard, Inc. Class A	54,690	4,869
Brandywine Realty Trust(ö)(Û)	57,400	736	Mercury General Corp.	524	24
Broadridge Financial Solutions, Inc.	1,831	98	MetLife, Inc.	13,594	607
Brown & Brown, Inc.	1,075	33	MFA Financial, Inc.(ö)	4,632	29
Camden Property Trust (ö)	705	54	Moody's Corp.	716	64
Capital One Financial Corp.	1,854	122	Morningstar, Inc.	11,399	917
Care Capital Properties, Inc. (Æ)(ö)	362	11	MSCI, Inc. Class A	1,523	105
CBOE Holdings, Inc.	651	43	Nasdaq, Inc.	1,457	90
Charles Schwab Corp. (The)	23,700	605	National Retail Properties, Inc. (ö)	1,715	74
Chubb, Ltd.(Æ)	34,518	3,903	New York Community Bancorp, Inc.	2,010	31
Cincinnati Financial Corp.	906	52	Northern Trust Corp.	31,805	1,974
Citigroup, Inc.	2,404	102	NorthStar Asset Management Group, Inc.	2,213	26
Citizens Financial Group, Inc.(Û)	75,900	1,613	Old Republic International Corp.	34,000	615
CME Group, Inc. Class A	795	71	OneMain Holdings, Inc.(Æ)	7,900	209
CNA Financial Corp.	702	23	PartnerRe, Ltd.	655	92
Comerica, Inc.	34,407	1,180	PayPal Holdings, Inc.(Æ)	2,951	107
Commerce Bancshares, Inc.	1,378	57	People's United Financial, Inc.	2,098	30
Communications Sales & Leasing, Inc. (ö)	1,394	27	Plum Creek Timber Co., Inc. (ö)	1,148	47
Corrections Corp. of America (ö)	1,410	41	PNC Financial Services Group, Inc. (The)	42,257	3,662
Cousins Properties, Inc. (ö)	58,000	500	Post Properties, Inc.(ö)	13,612	780
Cullen/Frost Bankers, Inc.	28,482	1,363	Principal Financial Group, Inc.	73,697	2,800
Discover Financial Services	37,977	1,739	ProAssurance Corp.	864	43
Dun & Bradstreet Corp. (The)	391	38	Progressive Corp. (The)	17,688	553
East West Bancorp, Inc.	29,829	967	Prologis, Inc.(ö)	13,100	517
Endurance Specialty Holdings, Ltd.	632	39	Public Storage(ö)	4,654	1,180
Equifax, Inc.	17,393	1,840	Raymond James Financial, Inc.	7,511	329
Equity LifeStyle Properties, Inc. Class A(ö)	13,798	910	Realty Income Corp. (ö)	1,811	101
Equity One, Inc. (ö)	24,200	671	Regency Centers Corp.(ö)	24,345	1,762
Erie Indemnity Co. Class A	837	80	Reinsurance Group of America, Inc. Class A	30,103	2,536
Essex Property Trust, Inc. (ö)	184	39	RenaissanceRe Holdings, Ltd.	743	84
Everest Re Group, Ltd.	12,036	2,154	RMR Group, Inc. (The) Class A(Æ)	15	—

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 9

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
SEI Investments Co.	1,399	55	Gilead Sciences, Inc.	73,890	6,133
Senior Housing Properties Trust (ö)	1,413	20	Henry Schein, Inc.(Æ)	840	127
Simon Property Group, Inc.(ö)	24,527	4,569	Humana, Inc.	4,964	808
SL Green Realty Corp.(ö)	5,380	520	IDEXX Laboratories, Inc.(Æ)	5,600	393
SLM Corp.(Æ)	4,905	31	Intuitive Surgical, Inc.(Æ)	1,550	838
Starwood Property Trust, Inc.(ö)	2,724	52	Johnson & Johnson	195,172	20,384
State Street Corp.	89,500	4,988	Laboratory Corp. of America Holdings(Æ)	960	108
SVB Financial Group(Æ)	1,590	161	Magellan Health, Inc.(Æ)	12,860	733
T Rowe Price Group, Inc.	1,088	77	McKesson Corp.	36,371	5,855
Taubman Centers, Inc.(ö)	353	25	MEDNAX, Inc.(Æ)	952	66
TCF Financial Corp.	5,838	70	Medtronic PLC	3,623	275
TD Ameritrade Holding Corp.	25,400	701	Merck & Co., Inc.	138,001	6,993
Thomson Reuters Corp.	1,074	40	Patterson Cos., Inc.	827	35
Torchmark Corp.	676	37	Perrigo Co. PLC	24,577	3,553
Total System Services, Inc.	34,443	1,383	Pfizer, Inc.	545,724	16,639
Travelers Cos., Inc. (The)	31,383	3,359	Quest Diagnostics, Inc.	1,146	75
Unum Group	38,400	1,100	ResMed, Inc.	1,576	89
US Bancorp	88,922	3,562	Sirona Dental Systems, Inc.(Æ)	649	69
Validus Holdings, Ltd.	642	28	St. Jude Medical, Inc.	20,293	1,073
Ventas, Inc. (ö)	1,483	82	STERIS PLC(Æ)	8,600	595
Visa, Inc. Class A	143,060	10,657	Stryker Corp.	38,969	3,864
Vornado Realty Trust(ö)	10,900	964	Teleflex, Inc.	321	44
Voya Financial, Inc.	46,635	1,426	Thermo Fisher Scientific, Inc.	4,781	631
Weingarten Realty Investors(ö)	25,363	885	UnitedHealth Group, Inc.	124,207	14,304
Wells Fargo & Co.	282,298	14,180	Varian Medical Systems, Inc.(Æ)	20,995	1,619
Western Alliance Bancorp(Æ)	12,500	407	Zimmer Biomet Holdings, Inc.	955	95
White Mountains Insurance Group, Ltd.	40	29			147,803
Willis Towers Watson PLC	383	44
WR Berkley Corp.	53,582	2,687	Materials and Processing - 1.6%
XL Group PLC Class A	59,018	2,140	Acuity Brands, Inc.	3,128	633
		146,471	Air Products & Chemicals, Inc.	1,097	139
			Airgas, Inc.	714	100
Health Care - 16.4%			AptarGroup, Inc.	717	52
Abbott Laboratories	183,608	6,950	Ball Corp.	1,545	103
Aetna, Inc.	32,971	3,358	Bemis Co., Inc.	12,410	594
Agilent Technologies, Inc.(Û)	30,515	1,149	Compass Minerals International, Inc.	312	23
Alexion Pharmaceuticals, Inc.(Æ)	1,107	162	Crown Holdings, Inc.(Æ)	41,409	1,900
Allergan PLC(Æ)	1,869	532	Ecolab, Inc.	1,662	179
Allscripts Healthcare Solutions, Inc.(Æ)(Û)	31,000	427	EI du Pont de Nemours & Co.	19,695	1,039
AmerisourceBergen Corp. Class A(Û)	96,508	8,643	Fastenal Co.	1,761	71
Amgen, Inc.(Û)	62,300	9,515	Graphic Packaging Holding Co.	52,944	602
Anthem, Inc.	795	104	Hexcel Corp.	1,121	46
Baxalta, Inc.	38,209	1,529	International Flavors & Fragrances, Inc.	983	115
Baxter International, Inc.	143,611	5,256	LyondellBasell Industries NV Class A	4,336	338
Becton Dickinson and Co.	29,507	4,289	Monsanto Co.	546	50
Biogen, Inc.(Æ)	2,722	743	Mosaic Co. (The)	7,417	179
Bio-Rad Laboratories, Inc. Class A(Æ)	219	28	NewMarket Corp.	105	40
Bio-Techne Corp.	389	32	Nucor Corp.	769	30
Boston Scientific Corp.(Æ)	16,914	297	PPG Industries, Inc.	23,777	2,262
Bristol-Myers Squibb Co.	59,328	3,688	Praxair, Inc.	22,311	2,231
Cardinal Health, Inc.(Û)	51,246	4,170	Precision Castparts Corp.	2,967	697
Celgene Corp.(Æ)	2,214	222	RPM International, Inc.	658	26
Cerner Corp.(Æ)	1,725	100	Sherwin-Williams Co. (The)	10,014	2,560
Cigna Corp.	838	112	Silgan Holdings, Inc.	598	32
Cooper Cos., Inc. (The)	284	37	Sonoco Products Co.	1,372	54
CR Bard, Inc.(Û)	17,734	3,250	Valmont Industries, Inc.	211	23
Dentsply International, Inc.	1,350	79	Valspar Corp.	707	55
Edwards Lifesciences Corp.(Æ)	3,600	282	Watsco, Inc.	312	36
Eli Lilly & Co.	76,933	6,085
Express Scripts Holding Co.(Æ)	19,011	1,366

See accompanying notes which are an integral part of this quarterly report.

10 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Westlake Chemical Corp.	9,079	413	Snap-on, Inc.	23,071	3,727
		14,622	Stanley Black & Decker, Inc.	26,464	2,497
			Stericycle, Inc.(Æ)	817	98
Producer Durables - 11.5%			Textron, Inc.	13,200	452
3M Co.	48,280	7,290	Toro Co. (The)	801	60
Accenture PLC Class A(Û)	111,071	11,723	TransDigm Group, Inc.(Æ)	142	32
Ametek, Inc.	2,133	100	Triumph Group, Inc.	23,400	597
AO Smith Corp.	975	68	Tyco International PLC	2,669	92
Automatic Data Processing, Inc.(Û)	107,176	8,905	Union Pacific Corp.	28,323	2,039
Avery Dennison Corp.	4,982	303	United Parcel Service, Inc. Class B	1,872	175
Boeing Co. (The)(Û)	45,717	5,492	United Technologies Corp.	44,680	3,918
Canadian Pacific Railway, Ltd.	1,880	225	Verisk Analytics, Inc. Class A(Æ)	735	54
Carlisle Cos., Inc.	478	40	Wabtec Corp.	479	31
CH Robinson Worldwide, Inc.(Û)	25,714	1,666	Waste Connections, Inc.	1,482	89
Cintas Corp.(Æ)	1,917	165	Waste Management, Inc.	1,140	60
Copart, Inc.(Æ)	1,390	47	Waters Corp.(Æ)	7,813	947
CSX Corp.	3,096	71	WW Grainger, Inc.	20,356	4,004
Cummins, Inc.	7,265	653	Xerox Corp.	90,900	886
Danaher Corp.	2,666	231	Xylem, Inc.	26,631	957
Deere & Co.	1,022	79			103,791
Donaldson Co., Inc.	1,705	48
Dover Corp.	1,133	66	Technology - 12.2%
Emerson Electric Co.	8,298	382	ACI Worldwide, Inc.(Æ)(Û)	20,800	372
Expeditors International of Washington, Inc.	961	43	Adobe Systems, Inc.(Æ)	6,943	619
FedEx Corp.	16,854	2,240	Alphabet, Inc.(Æ)(Û)	16,875	12,537
Flir Systems, Inc.	1,701	50	Alphabet, Inc. Class A(Æ)	10,713	8,156
Fluor Corp.	4,237	190	Amdocs, Ltd.	961	53
General Dynamics Corp.	30,047	4,019	Amphenol Corp. Class A	8,246	409
General Electric Co.	17,229	501	Analog Devices, Inc.	26,770	1,442
Genpact, Ltd.(Æ)	1,888	45	Anixter International, Inc.(Æ)	1,300	64
Graco, Inc.	593	43	Ansys, Inc.(Æ)	499	44
Honeywell International, Inc.	84,381	8,708	Apple, Inc.	249,615	24,297
Hubbell, Inc.(Æ)	15,542	1,406	Avago Technologies, Ltd. Class A	6,460	864
IDEX Corp.	895	65	Avnet, Inc.(Û)	40,463	1,615
Illinois Tool Works, Inc.	75,676	6,816	AVX Corp.	6,600	76
JB Hunt Transport Services, Inc.	982	71	Brocade Communications Systems, Inc.(Û)	76,400	610
Keysight Technologies, Inc.(Æ)	19,843	464	CA, Inc.	1,719	49
Kirby Corp.(Æ)	643	33	CACI International, Inc. Class A(Æ)(Û)	5,580	464
L-3 Communications Holdings, Inc.	5,911	691	Cisco Systems, Inc.	117,911	2,805
Landstar System, Inc.	6,693	384	Cognizant Technology Solutions Corp. Class
Lincoln Electric Holdings, Inc.	14,273	760	A(Æ)	11,207	709
Lockheed Martin Corp.	15,228	3,213	Dolby Laboratories, Inc. Class A	633	23
Mettler-Toledo International, Inc.(Æ)	262	82	DST Systems, Inc.	435	46
MSC Industrial Direct Co., Inc. Class A	521	34	EMC Corp.	4,731	117
National Instruments Corp.	888	25	F5 Networks, Inc.(Æ)	14,217	1,333
Nordson Corp.	725	44	Facebook, Inc. Class A(Æ)	41,145	4,617
Norfolk Southern Corp.	1,055	74	Gartner, Inc.(Æ)	19,035	1,673
Northrop Grumman Corp.	32,881	6,085	GoDaddy, Inc. Class A(Æ)	26,900	820
Old Dominion Freight Line, Inc.(Æ)	807	44	HubSpot, Inc.(Æ)	6,500	264
PACCAR, Inc.	4,061	199	Ingram Micro, Inc. Class A	50,500	1,424
Parker-Hannifin Corp.	3,156	307	Intel Corp.	205,892	6,387
Paychex, Inc.	45,332	2,170	International Business Machines Corp.	12,883	1,608
Quanta Services, Inc.(Æ)	983	18	Intuit, Inc.	4,672	446
Raytheon Co.	23,552	3,020	JDS Uniphase Corp.(Æ)	169,935	850
Republic Services, Inc. Class A	39,829	1,741	Linear Technology Corp.	32,825	1,403
Robert Half International, Inc.	1,468	64	Microchip Technology, Inc.	80,300	3,598
Rockwell Automation, Inc.	328	31	Microsoft Corp.	294,250	16,210
Rockwell Collins, Inc.	20,495	1,658	MicroStrategy, Inc. Class A(Æ)	500	86
Rollins, Inc.	1,273	35	NetApp, Inc.	65,100	1,428
Roper Technologies, Inc.	849	149	New Relic, Inc.(Æ)	13,100	370

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 11

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Oracle Corp.	28,194	1,024
Polycom, Inc.(Æ)	57,200	583	Total Investments 106.9%
QUALCOMM, Inc.	28,025	1,271	(identified cost $920,014)		962,087
Red Hat, Inc.(Æ)	2,900	203	Securities Sold Short - (6.4)%
Symantec Corp.	78,864	1,565	Consumer Discretionary - (1.7)%
Synopsys, Inc.(Æ)	38,004	1,630	Chipotle Mexican Grill, Inc. Class A(Æ)	(2,070)	(938)
TE Connectivity, Ltd.	3,244	185	Churchill Downs, Inc.(Æ)	(6,850)	(946)
Texas Instruments, Inc.	60,615	3,208	Deckers Outdoor Corp.(Æ)	(17,400)	(861)
VMware, Inc. Class A(Æ)	18,750	858	Diamond Resorts International, Inc.(Æ)	(25,904)	(477)
Western Digital Corp.	23,000	1,104	Dillard's, Inc. Class A	(12,400)	(873)
Zynga, Inc. Class A(Æ)	59,100	145	Dorman Products, Inc.(Æ)	(17,100)	(740)
		109,664	Drew Industries, Inc.	(16,600)	(953)
			Estee Lauder Cos., Inc. (The) Class A	(11,700)	(997)
Utilities - 5.3%			Fossil Group, Inc.(Æ)	(25,700)	(838)
Alliant Energy Corp.	546	36
American Electric Power Co., Inc.(Û)	49,187	2,999	Gap, Inc. (The)	(9,600)	(237)
American Water Works Co., Inc.	20,918	1,358	Gentex Corp.	(30,600)	(419)
Aqua America, Inc.	1,923	61	Harley-Davidson, Inc.	(5,600)	(224)
AT&T, Inc.	242,166	8,733	Hyatt Hotels Corp. Class A(Æ)	(25,724)	(995)
Atmos Energy Corp.	673	47	Las Vegas Sands Corp.	(2,400)	(108)
CMS Energy Corp.	35,072	1,364	Michael Kors Holdings, Ltd.(Æ)	(5,000)	(200)
Consolidated Edison, Inc.	1,683	117	Monro Muffler Brake, Inc.	(14,400)	(947)
DTE Energy Co.	610	52	PriceSmart, Inc.	(1,900)	(146)
Duke Energy Corp.	1,925	145	Ralph Lauren Corp. Class A	(9,010)	(1,014)
Edison International	34,371	2,124	Restoration Hardware Holdings, Inc.(Æ)	(5,000)	(308)
Entergy Corp.	32,211	2,273	Sinclair Broadcast Group, Inc. Class A(Æ)	(22,100)	(729)
Eversource Energy	1,491	80	Steven Madden, Ltd.(Æ)	(22,500)	(727)
Exelon Corp.	18,249	540	Tiffany & Co.	(2,700)	(172)
Hawaiian Electric Industries, Inc.(Æ)	962	29	TripAdvisor, Inc.(Æ)	(7,100)	(474)
ITC Holdings Corp.	1,083	43	Tupperware Brands Corp.	(10,300)	(478)
NextEra Energy, Inc.	76,684	8,566			(14,801)
NiSource, Inc.	15,014	315	Consumer Staples - (0.3)%
OGE Energy Corp.	1,059	28	Boston Beer Co., Inc. Class A(Æ)	(3,740)	(670)
ONE Gas, Inc.	20,070	1,135	Energizer Holdings, Inc.	(5,200)	(167)
PG&E Corp.	18,332	1,007	Hain Celestial Group, Inc. (The)(Æ)	(6,800)	(247)
PPL Corp.	53,310	1,869	Kraft Heinz Co. (The)	(12,000)	(937)
Public Service Enterprise Group, Inc.	26,961	1,113
Questar Corp.	20,362	415	Nu Skin Enterprises, Inc. Class A	(7,100)	(225)
SCANA Corp.	1,573	99	Pilgrim's Pride Corp.(Æ)	(3,600)	(80)
Sempra Energy	1,514	143			(2,326)
Southern Co. (The)	18,521	906	Energy - (0.2)%
Talen Energy Corp.(Æ)	4,639	33	Cheniere Energy, Inc.(Æ)	(7,600)	(228)
TECO Energy, Inc.	1,428	39	PDC Energy, Inc.(Æ)	(3,300)	(188)
UGI Corp.	15,250	518	Rice Energy, Inc.(Æ)	(49,700)	(580)
Vectren Corp.	743	31	Targa Resources Corp.	(40,800)	(917)
Verizon Communications, Inc.	173,187	8,654	WPX Energy, Inc.(Æ)	(34,782)	(188)
WEC Energy Group, Inc.	2,593	143			(2,101)
Westar Energy, Inc. Class A	736	32	Financial Services - (1.6)%
Xcel Energy, Inc.	69,874	2,671	American Capital Agency Corp.(ö)	(18,900)	(323)
		47,718	American International Group, Inc.	(8,300)	(469)
			Colony Capital, Inc. Class A(ö)	(62,900)	(1,084)
Total Common Stocks			Equity Commonwealth(Æ)(ö)	(5,700)	(153)
(cost $801,765)		843,838	Essex Property Trust, Inc. (ö)	(4,550)	(970)
			Financial Engines, Inc.	(9,000)	(243)
Short-Term Investments - 13.1%			FleetCor Technologies, Inc.(Æ)	(2,960)	(364)
Russell U.S. Cash Management Fund	102,801,756(8)	102,802	GEO Group, Inc. (The) (ö)	(6,900)	(204)
United States Treasury Bills			Goldman Sachs Group, Inc. (The)	(1,170)	(189)
0.230% due 03/03/16	15,450	15,447	Hancock Holding Co.	(33,000)	(791)
Total Short-Term Investments			JPMorgan Chase & Co.	(12,900)	(768)
(cost $118,249)		118,249	Kennedy-Wilson Holdings, Inc.	(51,400)	(1,042)

See accompanying notes which are an integral part of this quarterly report.

12 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Kite Realty Group Trust (ö)	(40,200)	(1,065)		PACCAR, Inc.	(19,600)	(962)
Legg Mason, Inc.	(7,900)	(242)				(9,081)
MetLife, Inc.	(3,100)	(138)		Technology - (0.5)%
NorthStar Realty Finance Corp.(Æ)	(73,700)	(875)		Acxiom Corp.(Æ)	(8,400)	(157)
Omega Healthcare Investors, Inc. (ö)	(11,200)	(355)		Cirrus Logic, Inc.(Æ)	(4,300)	(149)
Pennsylvania Real Estate Investment Trust				Facebook, Inc. Class A(Æ)	(7,500)	(842)
(ö)	(35,200)	(689)		GrubHub, Inc.(Æ)	(21,500)	(405)
PRA Group, Inc.(Æ)	(30,500)	(907)		IPG Photonics Corp.(Æ)	(2,700)	(218)
Radian Group, Inc.	(14,600)	(147)		SBA Communications Corp. Class A(Æ)	(5,900)	(586)
Select Income REIT (ö)	(50,200)	(949)		Skyworks Solutions, Inc.	(5,900)	(407)
Umpqua Holdings Corp.	(13,700)	(198)		Synchronoss Technologies, Inc.(Æ)	(3,300)	(101)
US Bancorp	(4,600)	(184)		Universal Display Corp.(Æ)	(2,900)	(142)
VEREIT, Inc. (ö)	(123,100)	(949)		Vishay Intertechnology, Inc.	(65,500)	(751)
Western Union Co. (The)	(15,600)	(278)		Yahoo!, Inc.(Æ)	(18,000)	(531)
WisdomTree Investments, Inc.	(6,100)	(73)				(4,289)
WP Carey, Inc. (ö)	(16,200)	(944)		Utilities - (0.3)%
		(14,593)		Cogent Communications Holdings, Inc.	(25,870)	(864)
Health Care - (0.4)%				Dynegy, Inc. Class A(Æ)	(49,900)	(591)
Acadia Pharmaceuticals, Inc.(Æ)	(4,200)	(87)		NiSource, Inc.	(34,400)	(723)
Achillion Pharmaceuticals, Inc.(Æ)	(12,500)	(85)		Pattern Energy Group, Inc. Class A	(38,700)	(733)
Agios Pharmaceuticals, Inc.(Æ)	(1,393)	(59)				(2,911)
Air Methods Corp.(Æ)	(23,700)	(923)
Alder Biopharmaceuticals, Inc.(Æ)	(3,200)	(77)		Total Securities Sold Short
AMN Healthcare Services, Inc.(Æ)	(6,300)	(178)		(proceeds $55,761)		(57,250)
Bluebird Bio, Inc.(Æ)	(2,100)	(87)
Catalent, Inc.(Æ)	(4,300)	(101)		Other Assets and Liabilities, Net
Chemed Corp.	(6,580)	(923)	-	(0.5%)		(4,539)
Illumina, Inc.(Æ)	(470)	(74)		Net Assets - 100.0%		900,298
Intercept Pharmaceuticals, Inc.(Æ)	(800)	(85)
Lannett Co., Inc.(Æ)	(17,452)	(445)
Pacira Pharmaceuticals, Inc.(Æ)	(1,500)	(89)
PRA Health Sciences, Inc.(Æ)	(2,500)	(108)
Puma Biotechnology, Inc.(Æ)	(1,600)	(67)
Sarepta Therapeutics, Inc.(Æ)	(3,700)	(44)
TherapeuticsMD, Inc.(Æ)	(11,200)	(80)
		(3,512)
Materials and Processing - (0.4)%
Balchem Corp.(Æ)	(17,390)	(976)
Compass Minerals International, Inc.	(14,200)	(1,063)
Eagle Materials, Inc.	(4,400)	(236)
Minerals Technologies, Inc.	(16,150)	(662)
Mosaic Co. (The)	(9,500)	(229)
Platform Specialty Products Corp.(Æ)	(19,200)	(146)
Southern Copper Corp.	(12,500)	(324)
		(3,636)
Producer Durables - (1.0)%
ADT Corp. (The)	(24,300)	(719)
Clarcor, Inc.	(4,300)	(201)
Deere & Co.	(13,300)	(1,024)
Generac Holdings, Inc.(Æ)	(7,800)	(222)
General Electric Co.	(36,200)	(1,053)
KLX, Inc.(Æ)	(32,300)	(944)
Knight Transportation, Inc.	(38,500)	(942)
L-3 Communications Holdings, Inc.	(8,080)	(944)
Macquarie Infrastructure Corp.	(16,100)	(1,080)
Mobile Mini, Inc.	(13,200)	(342)
Oshkosh Corp.	(3,700)	(122)
OSI Systems, Inc.(Æ)	(9,590)	(526)

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 13

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
									Appreciation
			Number of		Notional		Expiration		(Depreciation)
			Contracts		Amount			Date	$
Long Positions
S&P 500 E-Mini Index Futures			768		USD	74,116		03/16	652
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									652

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional			Expiration	Fair Value
	Call/Put	Contracts	Price		Amount			Date	$
S&P 500 Index	Put	18	1,670.00	USD		3,006		02/12/16	(1)
S&P 500 Index	Put	18	1,690.00	USD		3,042		02/12/16	—
S&P 500 Index	Put	43	1,710.00	USD		7,353		02/12/16	(3)
S&P 500 Index	Put	45	1,770.00	USD		7,965		02/12/16	(1)
S&P 500 Index	Put	18	1,655.00	USD		2,979		02/19/16	(1)
S&P 500 Index	Put	43	1,775.00	USD		7,633		02/19/16	(14)
S&P 500 Index	Put	43	1,815.00	USD		7,805		02/26/16	(42)
S&P 500 Index	Put	18	1,625.00	USD		2,925		03/11/16	(4)
Total Liability for Options Written (premiums received $310)									(66)

Transactions in options written contracts for the period ended January 31, 2016 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2015				207		$162
Opened				897		891
Closed				(858)		(743)
Expired				—		—
Outstanding January 31, 2016				246		$310

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3				Total
Common Stocks
Consumer Discretionary		$108,640		$— $			—		$108,640
Consumer Staples		121,384		—			—		121,384
Energy		43,745		—			—		43,745
Financial Services		146,471		—			—		146,471
Health Care		147,803		—			—		147,803
Materials and Processing		14,622		—			—		14,622
Producer Durables		103,791		—			—		103,791
Technology		109,664		—			—		109,664
Utilities		47,718		—			—		47,718
Short-Term Investments		—	118,249				—		118,249
Total Investments		843,838	118,249				—		962,087
Securities Sold Short**		(57,250)		—			—		(57,250)

Other Financial Instruments
Futures Contracts		652		—			—		652
Options Written		(66)		—			—		(66)

See accompanying notes which are an integral part of this quarterly report.

14 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Total Other Financial Instruments*	$586	$—		$—	$586

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**    Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 15

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 99.5%			Tenneco, Inc.(Æ)	21,139	808
Consumer Discretionary - 17.9%			Time Warner Cable, Inc.	1,290	235
Aaron's, Inc. Class A(Û)	48,359	1,106	Time Warner, Inc.	72,022	5,073
Abercrombie & Fitch Co. Class A	33,669	883	Time, Inc.(Æ)	28,568	429
Amazon.com, Inc.(Æ)	17,254	10,128	TJX Cos., Inc.	5,251	374
Bed Bath & Beyond, Inc.(Æ)	29,383	1,268	Toll Brothers, Inc.(Æ)	6,825	189
Best Buy Co., Inc.	16,706	467	Twenty-First Century Fox, Inc. Class A	13,535	365
Big Lots, Inc.	23,726	920	Wal-Mart Stores, Inc.	27,042	1,795
Bloomin' Brands, Inc.	48,453	856	Walt Disney Co. (The)	20,669	1,981
Brinker International, Inc.	9,156	455	Yum! Brands, Inc.	609	44
Brunswick Corp.	7,500	299			87,586
Carnival Corp.	29,097	1,400
CBS Corp. Class B	53,657	2,549	Consumer Staples - 1.6%
Chipotle Mexican Grill, Inc. Class A(Æ)	5,148	2,332	Altria Group, Inc.	1,605	98
Comcast Corp. Class A(Æ)	25,364	1,413	Cal-Maine Foods, Inc.	7,420	375
Cooper Tire & Rubber Co.	39,965	1,457	Coca-Cola Co. (The)	43,130	1,851
Costco Wholesale Corp.	354	54	Colgate-Palmolive Co.	737	50
Dana Holding Corp.	126,078	1,499	CVS Health Corp.	735	71
Darden Restaurants, Inc.	8,500	536	Herbalife, Ltd.(Æ)	12,404	573
Deckers Outdoor Corp.(Æ)	2,292	113	Ingredion, Inc.	10,536	1,061
eBay, Inc.(Æ)	125,768	2,951	Kimberly-Clark Corp.	298	38
Ford Motor Co.	224,437	2,680	Kroger Co. (The)(Û)	71,113	2,760
General Motors Co.(Û)	123,850	3,671	Nu Skin Enterprises, Inc. Class A	3,190	101
Goodyear Tire & Rubber Co. (The)	54,445	1,547	PepsiCo, Inc.	2,772	275
Graham Holdings Co. Class B	78	38	Philip Morris International, Inc.	1,874	169
Grupo Televisa SAB - ADR	19,035	504	Procter & Gamble Co. (The)	4,289	350
Harman International Industries, Inc.	18,611	1,384	Sysco Corp.	4,142	165
Hertz Global Holdings, Inc.(Æ)	36,919	335	Walgreens Boots Alliance, Inc.	765	61
Hilton Worldwide Holdings, Inc.	41,100	732			7,998
Home Depot, Inc.	20,029	2,519
Interpublic Group of Cos., Inc. (The)	27,075	608	Energy - 7.5%
Johnson Controls, Inc.	1,546	55	Anadarko Petroleum Corp.	33,342	1,303
Kohl's Corp.	7,676	382	Apache Corp.	1,368	58
Lear Corp.(Û)	15,672	1,627	Baker Hughes, Inc.	797	35
Lennar Corp. Class A(Ñ)	1,841	78	BP PLC - ADR	50,625	1,639
Lowe's Cos., Inc.	18,774	1,345	Cenovus Energy, Inc.(Æ)	82,975	1,020
Marriott International, Inc. Class A(Ñ)	2,161	132	Chesapeake Energy Corp.(Ñ)	68,013	231
McDonald's Corp.	659	82	Chevron Corp.	4,417	382
Meritage Homes Corp.(Æ)	2,675	88	ConocoPhillips	2,011	79
Michael Kors Holdings, Ltd.(Æ)	41,383	1,651	Devon Energy Corp.	3,551	99
Mobileye NV(Æ)(Ñ)	27,227	739	Ensco PLC Class A	104,033	1,017
Netflix, Inc.(Æ)	3,777	347	EOG Resources, Inc.	45,477	3,230
Newell Rubbermaid, Inc.	77,675	3,012	Exxon Mobil Corp.	31,476	2,450
News Corp. Class A	197,715	2,564	FMC Technologies, Inc.(Æ)	23,278	585
Nike, Inc. Class B	27,006	1,675	Halliburton Co.	34,784	1,106
Norwegian Cruise Line Holdings, Ltd.(Æ)	12,200	554	Hess Corp.	1,063	45
NVR, Inc.(Æ)	919	1,517	HollyFrontier Corp.	14,100	493
Office Depot, Inc.(Æ)	17,702	91	Kinder Morgan, Inc.	2,526	42
Omnicom Group, Inc.	24,400	1,790	Marathon Oil Corp.	18,989	185
Pandora Media, Inc.(Æ)	84,389	820	Marathon Petroleum Corp.	70,616	2,951
Priceline Group, Inc. (The)(Æ)	1,977	2,105	Murphy Oil Corp.	29,550	579
PulteGroup, Inc.	116,787	1,957	Nabors Industries, Ltd.	58,966	434
PVH Corp.	43,194	3,170	National Oilwell Varco, Inc.	4,332	141
Ross Stores, Inc.	31,053	1,747	Newfield Exploration Co.(Æ)	39,381	1,145
Royal Caribbean Cruises, Ltd.	8,760	718	Noble Corp. PLC	133,629	1,041
Sinclair Broadcast Group, Inc. Class A(Æ)	45,343	1,496	Occidental Petroleum Corp.	1,882	130
Sirius XM Holdings, Inc.(Æ)(Ñ)	16,200	60	Oceaneering International, Inc.	8,223	278
Staples, Inc.	142,206	1,268	Oil States International, Inc.(Æ)	30,655	865
Starbucks Corp.	993	60	PBF Energy, Inc. Class A	13,000	455
Target Corp.	6,331	459	Phillips 66(Æ)	19,131	1,533

See accompanying notes which are an integral part of this quarterly report.

16 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Pioneer Natural Resources Co.	504	62	Home BancShares, Inc.	3,000	116
Rowan Cos. PLC Class A	110,029	1,392	Hospitality Properties Trust(ö)	16,546	390
Royal Dutch Shell PLC Class A - ADR(Æ)	57,474	2,525	Intercontinental Exchange, Inc.	4,420	1,166
Schlumberger, Ltd.	25,792	1,864	Invesco, Ltd.	26,000	778
SM Energy Co.(Ñ)	14,843	208	Jones Lang LaSalle, Inc.(Û)	9,587	1,349
Spectra Energy Corp.	2,195	60	JPMorgan Chase & Co.(Û)	168,058	9,999
Tesoro Corp.	24,652	2,151	KeyCorp	388,480	4,335
Valero Energy Corp.	53,171	3,609	Lincoln National Corp.	18,800	742
Western Refining, Inc.	14,314	471	M&T Bank Corp.	7,130	786
Williams Cos., Inc. (The)	2,562	49	Mack-Cali Realty Corp.(ö)	5,903	123
World Fuel Services Corp.	11,473	447	MasterCard, Inc. Class A	805	72
		36,389	McGraw Hill Financial, Inc.	13,020	1,107
			MetLife, Inc.	32,996	1,473
Financial Services - 21.0%			MFA Financial, Inc.(ö)	9,575	61
Affiliated Managers Group, Inc.(Æ)	7,873	1,056	Morgan Stanley	45,410	1,175
Aflac, Inc.	2,123	123	NorthStar Realty Europe Corp.(Æ)(ö)	6,663	63
Allied World Assurance Co. Holdings AG	1,249	46	NorthStar Realty Finance Corp.(Æ)	6,726	80
Allstate Corp. (The)(Û)	16,076	974	OneMain Holdings, Inc.(Æ)	4,700	124
Ally Financial, Inc.(Æ)	25,622	406	PartnerRe, Ltd.	384	54
American Capital Agency Corp.(ö)	5,549	95	PayPal Holdings, Inc.(Æ)	1,025	37
American Express Co.	16,129	863	Piedmont Office Realty Trust, Inc. Class A(ö)	5,451	101
American International Group, Inc.(Û)	60,066	3,393	PNC Financial Services Group, Inc. (The)	12,931	1,120
Ameriprise Financial, Inc.	7,814	708	Principal Financial Group, Inc.	20,960	797
Annaly Capital Management, Inc.(ö)	4,568	43	ProAssurance Corp.	913	46
Arch Capital Group, Ltd.(Æ)	1,170	79	Progressive Corp. (The)	1,771	55
Arthur J Gallagher & Co.	3,953	149	Prudential Financial, Inc.	55,439	3,885
Aspen Insurance Holdings, Ltd.	33,539	1,560	Raymond James Financial, Inc.	9,000	394
Assured Guaranty, Ltd.	74,242	1,765	Regions Financial Corp.	630,923	5,123
AvalonBay Communities, Inc.(ö)	2,900	497	Reinsurance Group of America, Inc. Class A	18,092	1,524
Axis Capital Holdings, Ltd.	21,093	1,137	Signature Bank(Æ)	6,390	890
Bank of America Corp.(Û)	461,359	6,524	Simon Property Group, Inc.(ö)	3,116	580
Bank of New York Mellon Corp. (The)	40,670	1,473	Starwood Property Trust, Inc.(ö)	2,288	44
Barclays PLC - ADR(Ñ)	11,332	122	State Street Corp.	34,245	1,908
BB&T Corp.	24,080	786	SunTrust Banks, Inc.	42,859	1,568
Berkshire Hathaway, Inc. Class B(Æ)	3,803	494	SVB Financial Group(Æ)	3,480	353
BlackRock, Inc. Class A	3,011	946	Synchrony Financial(Æ)	41,995	1,194
Capital One Financial Corp.	2,662	175	Synovus Financial Corp.	8,300	253
CBL & Associates Properties, Inc.(ö)(Û)	89,711	964	TD Ameritrade Holding Corp.	18,800	519
CBRE Group, Inc. Class A(Æ)(Û)	47,042	1,316	Thomson Reuters Corp.	8,967	335
Charles Schwab Corp. (The)	81,028	2,069	Torchmark Corp.	738	40
Chubb, Ltd.(Æ)	2,271	257	Travelers Cos., Inc. (The)	1,954	209
Citigroup, Inc.	200,092	8,520	UBS Group AG(Æ)	90,500	1,506
Citizens Financial Group, Inc.	42,600	905	US Bancorp	1,074	43
CME Group, Inc. Class A	1,005	90	Validus Holdings, Ltd.	35,027	1,550
Comerica, Inc.	23,000	789	Visa, Inc. Class A	6,753	503
Discover Financial Services	72,139	3,303	Voya Financial, Inc.(Û)	105,904	3,239
E*Trade Financial Corp.(Æ)	20,200	476	Wells Fargo & Co.	3,477	175
East West Bancorp, Inc.	16,100	522	Western Alliance Bancorp(Æ)	10,400	339
Equity Commonwealth(Æ)(ö)	2,105	57	White Mountains Insurance Group, Ltd.	54	39
Everest Re Group, Ltd.	178	32	Willis Towers Watson PLC	5,454	624
First American Financial Corp.	5,030	173	XL Group PLC Class A	1,727	63
First Republic Bank	15,797	1,074			102,708
Forest City Realty Trust, Inc. Class A(Æ)(ö)	8,523	168
Four Corners Property Trust, Inc.(Æ)	4,800	81	Health Care - 14.8%
Franklin Resources, Inc.	46,650	1,617	Abbott Laboratories	27,215	1,030
Genworth Financial, Inc. Class A(Æ)	107,277	298	AbbVie, Inc.	42,091	2,311
Global Payments, Inc.	18,800	1,108	Acadia Pharmaceuticals, Inc.(Æ)	5,558	115
Goldman Sachs Group, Inc. (The)	10,103	1,632	Acorda Therapeutics, Inc.(Æ)	3,809	140
Hartford Financial Services Group, Inc.	16,945	681	Aetna, Inc.	26,453	2,694
HCP, Inc.(ö)	3,134	113	Agilent Technologies, Inc.	2,000	75

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 17

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Alexion Pharmaceuticals, Inc.(Æ)	9,154	1,336	Domtar Corp.	47,962	1,547
Allergan PLC(Æ)	10,410	2,961	Dow Chemical Co. (The)	35,009	1,470
AmerisourceBergen Corp. Class A	11,060	990	Eastman Chemical Co.	1,431	88
Amgen, Inc.	29,500	4,505	Ecolab, Inc.	4,601	496
Anthem, Inc.	7,881	1,028	EI du Pont de Nemours & Co.	1,319	70
Baxalta, Inc.	4,400	176	Hexcel Corp.	59,033	2,443
Baxter International, Inc.	28,366	1,038	International Paper Co.	26,258	898
Becton Dickinson and Co.	301	44	LyondellBasell Industries NV Class A(Û)	21,150	1,649
Biogen, Inc.(Æ)(Û)	3,581	978	Masco Corp.	14,699	388
Boston Scientific Corp.(Æ)	102,975	1,805	Monsanto Co.	1,050	95
Bruker Corp.(Æ)	8,400	188	Mosaic Co. (The)	5,750	139
Cardinal Health, Inc.	2,039	166	Newmont Mining Corp.	7,579	151
Celgene Corp.(Æ)	34,778	3,489	Nucor Corp.	3,651	143
Cigna Corp.	35,860	4,791	Owens Corning	5,216	241
CR Bard, Inc.	3,970	728	PPG Industries, Inc.	12,194	1,160
Edwards Lifesciences Corp.(Æ)	10,234	800	Praxair, Inc.	3,339	334
Envision Healthcare Holdings, Inc.(Æ)	60,098	1,328	Precision Castparts Corp.	162	38
Express Scripts Holding Co.(Æ)	6,248	449	Sonoco Products Co.	2,261	89
Gilead Sciences, Inc.(Û)	78,502	6,516	WestRock Co.	1,289	45
HCA Holdings, Inc.(Æ)	51,330	3,571			13,863
Hill-Rom Holdings, Inc.(Û)	30,485	1,490
HMS Holdings Corp.(Æ)	70,741	852	Producer Durables - 8.8%
Humana, Inc.	1,785	291	3M Co.	608	92
Intuitive Surgical, Inc.(Æ)	1,328	718	Accenture PLC Class A	509	54
Jazz Pharmaceuticals PLC(Æ)	6,289	810	AerCap Holdings NV(Æ)	39,242	1,205
Johnson & Johnson	19,654	2,053	Alaska Air Group, Inc.(Û)	23,055	1,623
Laboratory Corp. of America Holdings(Æ)	693	78	American Airlines Group, Inc.(Û)	37,646	1,468
Ligand Pharmaceuticals, Inc. Class B(Æ)	15,003	1,500	Automatic Data Processing, Inc.	382	32
Masimo Corp.(Æ)	26,501	974	Boeing Co. (The)	14,657	1,761
McKesson Corp.(Û)	5,316	856	Bombardier, Inc. Class B(Æ)	31,964	21
Medtronic PLC	1,147	87	Caterpillar, Inc.	1,185	74
Merck & Co., Inc.	32,989	1,671	CoStar Group, Inc.(Æ)	2,833	497
Mylan NV(Æ)	44,119	2,325	CSX Corp.	2,922	67
Myriad Genetics, Inc.(Æ)	17,830	695	Cummins, Inc.	976	88
Perrigo Co. PLC	10,478	1,515	Danaher Corp.	621	54
Pfizer, Inc.	59,022	1,800	Deere & Co.	1,284	99
Puma Biotechnology, Inc.(Æ)(Ñ)	10,293	430	Delta Air Lines, Inc.(Û)	85,609	3,792
Qiagen NV(Æ)	42,800	972	Dover Corp.	20,925	1,223
Quest Diagnostics, Inc.	6,532	429	Eaton Corp. PLC	1,259	64
Quintiles Transnational Holdings, Inc.(Æ)	5,500	335	EMCOR Group, Inc.	5,511	252
Regeneron Pharmaceuticals, Inc.(Æ)	63	26	Emerson Electric Co.	804	37
St. Jude Medical, Inc.	11,300	597	Euronav NV(Æ)	33,798	407
Stryker Corp.	477	47	FedEx Corp.	24,708	3,283
Thermo Fisher Scientific, Inc.	21,715	2,868	General Dynamics Corp.	323	43
United Therapeutics Corp.(Æ)(Û)	11,769	1,450	General Electric Co.	107,309	3,123
UnitedHealth Group, Inc.	1,854	213	Hawaiian Holdings, Inc.(Æ)	23,774	837
Valeant Pharmaceuticals International, Inc.			HD Supply Holdings, Inc.(Æ)	44,352	1,165
(Æ)	31,043	2,801	Honeywell International, Inc.	736	76
Vertex Pharmaceuticals, Inc.(Æ)	12,477	1,132	Huntington Ingalls Industries, Inc.(Û)	21,335	2,728
		72,267	Illinois Tool Works, Inc.	386	35
			JB Hunt Transport Services, Inc.	17,142	1,246
Materials and Processing - 2.9%			JetBlue Airways Corp.(Æ)	58,096	1,238
Air Products & Chemicals, Inc.	584	74	L-3 Communications Holdings, Inc.	325	38
Albemarle Corp.	693	36	Lexmark International, Inc. Class A	8,800	248
Allegheny Technologies, Inc.	7,449	70	Lockheed Martin Corp.	271	57
Bemis Co., Inc.	1,812	87	ManpowerGroup, Inc.	4,160	318
Cabot Corp.	6,157	248	MSC Industrial Direct Co., Inc. Class A	496	32
CF Industries Holdings, Inc.(Û)	29,230	877	Norfolk Southern Corp.	2,412	170
Chemtura Corp.(Æ)	5,100	134	Northrop Grumman Corp.	225	42
Crown Holdings, Inc.(Æ)	18,600	853	PACCAR, Inc.	868	43

See accompanying notes which are an integral part of this quarterly report.

18 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Parker-Hannifin Corp.	17,200	1,671	Oracle Corp.	157,731	5,727
Raytheon Co.	13,100	1,680	Palo Alto Networks, Inc.(Æ)	12,098	1,809
Republic Services, Inc. Class A	1,981	86	Polycom, Inc.(Æ)	7,700	78
Southwest Airlines Co.(Û)	40,697	1,531	QUALCOMM, Inc.	1,648	75
Spirit AeroSystems Holdings, Inc. Class			Rackspace Hosting, Inc.(Æ)	8,902	180
A(Æ)(Û)	31,506	1,336	Red Hat, Inc.(Æ)	11,400	799
Stanley Black & Decker, Inc.	24,455	2,307	Salesforce.com, Inc.(Æ)	35,974	2,448
Terex Corp.	1,806	40	SanDisk Corp.	446	32
Textron, Inc.	26,790	917	Seagate Technology PLC(Ñ)	25,025	727
Trinity Industries, Inc.	28,986	621	Symantec Corp.(Û)	150,993	2,996
Union Pacific Corp.	3,767	271	Synopsys, Inc.(Æ)	11,899	510
United Continental Holdings, Inc.(Æ)(Û)	35,166	1,698	Tableau Software, Inc. Class A(Æ)	6,134	492
United Parcel Service, Inc. Class B	562	52	Take-Two Interactive Software, Inc.(Æ)	43,732	1,517
United Technologies Corp.	1,623	142	Tech Data Corp.(Æ)	6,931	432
Waste Management, Inc.	590	31	Teradyne, Inc.	9,758	190
Xylem, Inc.	86,592	3,113	Texas Instruments, Inc.	869	46
		43,128	VeriSign, Inc.(Æ)(Û)	20,910	1,581
			VMware, Inc. Class A(Æ)(Ñ)	9,100	416
Technology - 21.4%			Western Digital Corp.	16,903	811
Adobe Systems, Inc.(Æ)	27,461	2,448	Workday, Inc. Class A(Æ)	10,600	668
Alibaba Group Holding, Ltd. - ADR(Æ)	32,994	2,212	Yahoo!, Inc.(Æ)	1,326	39
Alphabet, Inc. Class A(Æ)	4,333	3,299	Zynga, Inc. Class A(Æ)	180,960	445
Alphabet, Inc.(Æ)	5,939	4,412			104,624
Amdocs, Ltd.	1,448	79
Apple, Inc.(Û)	71,836	6,993	Utilities - 3.6%
Aspen Technology, Inc.(Æ)	41,200	1,337	AES Corp.(Û)	160,730	1,527
Avago Technologies, Ltd. Class A	23,340	3,121	AGL Resources, Inc.(Æ)	717	46
Avnet, Inc.(Û)	52,553	2,098	Ameren Corp.	1,055	47
Brocade Communications Systems, Inc.	147,076	1,174	American Electric Power Co., Inc.	4,817	294
Cadence Design Systems, Inc.(Æ)	91,281	1,785	American Water Works Co., Inc.	661	43
Ciena Corp.(Æ)	5,900	105	AT&T, Inc.	71,097	2,564
Cisco Systems, Inc.	130,409	3,102	CenturyLink, Inc.	6,369	162
Citrix Systems, Inc.(Æ)(Û)	34,166	2,407	CMS Energy Corp.	959	37
Corning, Inc.	67,947	1,264	Consolidated Edison, Inc.	3,438	239
Criteo SA - ADR(Æ)	16,899	500	Dominion Resources, Inc.	2,377	171
EMC Corp.	6,575	163	DTE Energy Co.	1,092	93
Facebook, Inc. Class A(Æ)	53,497	6,003	Duke Energy Corp.	3,778	284
GoDaddy, Inc. Class A(Æ)	8,100	247	Edison International	1,400	86
Groupon, Inc. Class A(Æ)	46,829	127	Entergy Corp.	4,028	284
Harris Corp.	31,676	2,755	Exelon Corp.	46,486	1,375
Hewlett Packard Enterprise Co.(Æ)	394,775	5,432	Frontier Communications Corp.	16,403	75
HP, Inc.	78,457	762	Hawaiian Electric Industries, Inc.(Æ)	5,518	165
Imperva, Inc.(Æ)	9,703	500	NextEra Energy, Inc.	8,438	943
Ingram Micro, Inc. Class A	23,800	671	NRG Energy, Inc.	40,919	435
Intel Corp.	141,572	4,392	Pepco Holdings, Inc.	7,062	188
InterActiveCorp	34,302	1,782	PG&E Corp.	1,610	88
International Business Machines Corp.	1,096	137	Public Service Enterprise Group, Inc.	1,550	64
Jabil Circuit, Inc.	73,360	1,461	Southern Co. (The)	5,502	269
JDS Uniphase Corp.(Æ)	50,900	254	TECO Energy, Inc.	1,168	32
Juniper Networks, Inc.	106,558	2,515	Telephone & Data Systems, Inc.	65,202	1,512
Leidos Holdings, Inc.(Ñ)	9,700	447	T-Mobile US, Inc.(Æ)	1,877	75
LinkedIn Corp. Class A(Æ)	1,360	269	Verizon Communications, Inc.(Û)	125,209	6,257
Marvell Technology Group, Ltd.	79,779	706	WEC Energy Group, Inc.	1,051	58
Micron Technology, Inc.(Æ)	51,595	569	Xcel Energy, Inc.	1,670	64
Microsoft Corp.	192,974	10,631			17,477
MicroStrategy, Inc. Class A(Æ)	2,102	363
NCR Corp.(Æ)	5,200	111	Total Common Stocks
NetApp, Inc.	32,515	713	(cost $493,919)		486,040
NXP Semiconductors NV(Æ)	58,103	4,345
ON Semiconductor Corp.(Æ)	106,913	915

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 19

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Short-Term Investments - 3.9%				Cognex Corp.	(10,244)	(330)
Russell U.S. Cash Management Fund	19,080,812 (8)	19,081		comScore, Inc.(Æ)	(8,685)	(335)
Total Short-Term Investments				Cypress Semiconductor Corp.(Æ)	(57,978)	(456)
(cost $19,081)		19,081		FireEye, Inc.(Æ)	(12,213)	(172)
				GrubHub, Inc.(Æ)	(23,476)	(443)
Other Securities - 0.6%				MA-COM Technology Solutions Holdings,
Russell U.S. Cash Collateral Fund(×)	3,065,915 (8)	3,066		Inc.(Æ)	(13,299)	(512)
Total Other Securities				NetSuite, Inc.(Æ)	(7,211)	(500)
(cost $3,066)		3,066		Palo Alto Networks, Inc.(Æ)	(2,058)	(308)
				Stratasys, Ltd.(Æ)	(19,506)	(318)
Total Investments 104.0%				Twitter, Inc.(Æ)	(22,070)	(371)
(identified cost $516,066)		508,187		Zendesk, Inc.(Æ)	(25,536)	(562)
Securities Sold Short - (3.8)%						(5,362)
Consumer Discretionary - (0.5)%				Utilities - (0.3)%
Amaya, Inc.(Æ)	(31,786)	(336)		Frontier Communications Corp.	(85,611)	(390)
CarMax, Inc.(Æ)	(9,898)	(437)		Globalstar, Inc.(Æ)	(164,189)	(210)
Charter Communications, Inc. Class A(Æ)	(2,934)	(503)		Zayo Group Holdings, Inc.(Æ)	(22,599)	(565)
GoPro, Inc. Class A(Æ)	(43,540)	(498)				(1,165)
Mobileye NV(Æ)	(7,359)	(200)
Tesla Motors, Inc.(Æ)	(2,711)	(518)		Total Securities Sold Short
		(2,492)		(proceeds $25,173)		(18,451)
Energy - (0.7)%
Cheniere Energy, Inc.(Æ)	(16,071)	(483)		Other Assets and Liabilities, Net
Enbridge, Inc.	(18,009)	(623)	-	(0.2%)		(1,211)
Golar LNG, Ltd.	(14,666)	(273)		Net Assets - 100.0%		488,525
Pembina Pipeline Corp.	(28,896)	(657)
SolarCity Corp.(Æ)	(16,986)	(605)
SunEdison, Inc.(Æ)	(85,618)	(268)
SunPower Corp. Class A(Æ)	(20,936)	(533)
		(3,442)
Financial Services - (0.5)%
CME Group, Inc. Class A	(3,203)	(288)
Iron Mountain, Inc.(ö)	(6,818)	(188)
Kennedy-Wilson Holdings, Inc.	(3,959)	(80)
LendingClub Corp.(Æ)	(46,203)	(341)
TFS Financial Corp.	(35,009)	(611)
United Bankshares, Inc.	(15,047)	(505)
Zillow Group, Inc. Class A(Æ)	(8,405)	(182)
		(2,195)
Health Care - (0.2)%
Acadia Healthcare Co., Inc.(Æ)	(10,113)	(617)
OPKO Health, Inc.(Æ)	(66,023)	(531)
		(1,148)
Materials and Processing - 0.0%
Platform Specialty Products Corp.(Æ)	(8,608)	(66)

Producer Durables - (0.5)%
Advisory Board Co. (The)(Æ)	(6,938)	(317)
Colfax Corp.(Æ)	(8,256)	(183)
Macquarie Infrastructure Corp.	(5,946)	(399)
Stericycle, Inc.(Æ)	(5,044)	(607)
Verisk Analytics, Inc. Class A(Æ)	(7,015)	(512)
XPO Logistics, Inc.(Æ)	(24,637)	(563)
		(2,581)
Technology - (1.1)%
Ambarella, Inc.(Æ)	(3,353)	(133)
Arista Networks, Inc.(Æ)	(9,301)	(558)
Cavium, Inc.(Æ)	(6,304)	(364)

See accompanying notes which are an integral part of this quarterly report.

20 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		78	USD	8,309	03/16	(425)
S&P 500 E-Mini Index Futures		86	USD	8,299	03/16	(387)
S&P E-Mini Industrial Select Sector Index Futures		42	USD	2,090	03/16	(132)
S&P Materials Select Sector Index Futures		48	USD	1,967	03/16	(251)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(1,195)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$87,586	$—			$—	$87,586
Consumer Staples	7,998	—			—	7,998
Energy	36,389	—			—	36,389
Financial Services	102,708	—			—	102,708
Health Care	72,267	—			—	72,267
Materials and Processing	13,863	—			—	13,863
Producer Durables	43,128	—			—	43,128
Technology	104,624	—			—	104,624
Utilities	17,477	—			—	17,477
Short-Term Investments	—	19,081			—	19,081
Other Securities	—	3,066			—	3,066
Total Investments	486,040	22,147			—	508,187
Securities Sold Short**	(18,451)	—			—	(18,451)

Other Financial Instruments
Futures Contracts	(1,195)	—			—	(1,195)
Total Other Financial Instruments*	$(1,195)	$—			$—	$(1,195)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**    Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 21

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.7%			Ross Stores, Inc.	299,302	16,839
Consumer Discretionary - 15.4%			Royal Caribbean Cruises, Ltd.	88,983	7,293
Aaron's, Inc. Class A(Û)	86,996	1,990	Sinclair Broadcast Group, Inc. Class A(Æ)	81,504	2,690
Abercrombie & Fitch Co. Class A	53,813	1,412	Staples, Inc.	23,880	213
Amazon.com, Inc.(Æ)	57,448	33,722	Starbucks Corp.	359,618	21,854
American Eagle Outfitters, Inc.	8,800	129	Target Corp.	380,494	27,555
AutoZone, Inc.(Æ)	6,495	4,984	Tenneco, Inc.(Æ)	23,951	915
Bed Bath & Beyond, Inc.(Æ)	51,259	2,213	Time Warner, Inc.	194,648	13,711
Best Buy Co., Inc.	35,545	993	Time, Inc.(Æ)	40,851	613
Big Lots, Inc.	41,777	1,620	TJX Cos., Inc.	189,218	13,480
Bloomin' Brands, Inc.	94,276	1,665	Toll Brothers, Inc.(Æ)	27,172	750
Brinker International, Inc.	45,412	2,259	Toyota Motor Corp. - ADR	72,363	8,686
Carnival Corp.	35,988	1,732	Tupperware Brands Corp.	55,889	2,595
CBS Corp. Class B	108,965	5,176	Twenty-First Century Fox, Inc. Class A	11,691	315
Chipotle Mexican Grill, Inc. Class A(Æ)	10,728	4,859	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	52,484	9,509
Choice Hotels International, Inc.	31,006	1,356	Under Armour, Inc. Class A(Æ)	21,804	1,863
Comcast Corp. Class A(Æ)	234,348	13,056	Visteon Corp.(Æ)	8,600	575
Cooper Tire & Rubber Co.	71,848	2,620	Wal-Mart Stores, Inc.	344,094	22,834
Costco Wholesale Corp.	10,600	1,602	Walt Disney Co. (The)	348,137	33,358
Dana Holding Corp.	226,516	2,693	Whirlpool Corp.	38,300	5,147
Darden Restaurants, Inc.	15,300	965			536,863
Delphi Automotive PLC	10,504	682
Dick's Sporting Goods, Inc.	30,207	1,180	Consumer Staples - 6.8%
Dillard's, Inc. Class A	25,781	1,815	Altria Group, Inc.	491,394	30,029
Discovery Communications, Inc. Class A(Æ)	10,025	277	Archer-Daniels-Midland Co.	9,291	328
Domino's Pizza, Inc.	41,993	4,784	Cal-Maine Foods, Inc.	13,886	701
eBay, Inc.(Æ)(Û)	137,934	3,236	Clorox Co. (The)	25,530	3,295
Foot Locker, Inc.	44,713	3,021	Coca-Cola Co. (The)	700,336	30,058
Ford Motor Co.	74,291	887	Coca-Cola Enterprises, Inc.	143,035	6,640
Gap, Inc. (The)	301,100	7,443	Constellation Brands, Inc. Class A	52,252	7,967
General Motors Co.(Û)	525,820	15,585	CVS Health Corp.	91,034	8,793
Goodyear Tire & Rubber Co. (The)	199,876	5,678	Dr Pepper Snapple Group, Inc.	171,604	16,103
Grupo Televisa SAB - ADR	98,490	2,608	Herbalife, Ltd.(Æ)	23,950	1,107
Harman International Industries, Inc.	38,856	2,891	Hormel Foods Corp.	45,168	3,632
Hertz Global Holdings, Inc.(Æ)	82,008	745	Ingredion, Inc.	17,200	1,732
Hilton Worldwide Holdings, Inc.	208,657	3,716	Kimberly-Clark Corp.	21,049	2,703
Home Depot, Inc.	335,677	42,215	Kroger Co. (The)(Û)	283,011	10,984
J Alexander's Holdings, Inc.(Æ)	17,147	162	Molson Coors Brewing Co. Class B	50,841	4,600
Johnson Controls, Inc.	8,037	288	Mondelez International, Inc. Class A	218,003	9,396
Kohl's Corp.	6,007	299	Nu Skin Enterprises, Inc. Class A	6,239	198
L Brands, Inc.(Æ)	71,124	6,839	PepsiCo, Inc.	263,354	26,151
Lear Corp.(Û)	27,369	2,842	Philip Morris International, Inc.	334,627	30,120
Lennar Corp. Class A	239,841	10,109	Procter & Gamble Co. (The)	462,000	37,741
Lowe's Cos., Inc.	60,102	4,307	Reynolds American, Inc.	120,166	6,002
Macy's, Inc.	147,920	5,977	Walgreens Boots Alliance, Inc.	3,907	312
Magna International, Inc. Class A(Æ)	118,914	4,113			238,592
Marriott International, Inc. Class A	86,643	5,309
McDonald's Corp.	191,132	23,658	Energy - 6.3%
Michael Kors Holdings, Ltd.(Æ)	312,579	12,472	Anadarko Petroleum Corp.	173,505	6,782
Mobileye NV(Æ)	140,776	3,819	Apache Corp.	164,676	7,005
Netflix, Inc.(Æ)	35,450	3,256	Baker Hughes, Inc.	7,222	314
Newell Rubbermaid, Inc.	162,126	6,287	BP PLC - ADR	758,592	24,556
Nike, Inc. Class B	651,844	40,421	Cameron International Corp.(Æ)	4,369	287
NVR, Inc.(Æ)(Û)	3,686	6,086	Canadian Natural Resources, Ltd.	459,941	9,778
Office Depot, Inc.(Æ)	121,856	628	Chesapeake Energy Corp.	85,098	288
O'Reilly Automotive, Inc.(Æ)	19,060	4,973	Chevron Corp.	188,838	16,329
Pandora Media, Inc.(Æ)	436,320	4,241	Cimarex Energy Co.	55,389	5,151
Priceline Group, Inc. (The)(Æ)	3,530	3,759	Columbia Pipeline Group, Inc.	47,431	880
PulteGroup, Inc.	489,426	8,203	ConocoPhillips	271,087	10,594
PVH Corp.	84,647	6,211	CVR Energy, Inc.	6,927	243

See accompanying notes which are an integral part of this quarterly report.

22 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Devon Energy Corp.	306,792	8,560	Berkshire Hathaway, Inc. Class B(Æ)	213,863	27,753
Energen Corp.	11,019	389	BlackRock, Inc. Class A	11,872	3,731
Ensco PLC Class A	187,013	1,829	Blackstone Group, LP (The)(Æ)	140,209	3,683
EOG Resources, Inc.	110,726	7,864	Broadridge Financial Solutions, Inc.	6,442	345
Exxon Mobil Corp.	583,296	45,410	Capital One Financial Corp.	90,434	5,934
First Solar, Inc.(Æ)	5,871	403	CBL & Associates Properties, Inc.(ö)	163,067	1,753
FMC Technologies, Inc.(Æ)	26,669	671	CBRE Group, Inc. Class A(Æ)(Û)	92,327	2,582
Halliburton Co.	10,207	324	Charles Schwab Corp. (The)	256,169	6,540
Helmerich & Payne, Inc.	5,797	294	Chubb, Ltd.(Æ)	6,490	734
Hess Corp.	15,243	648	Citigroup, Inc.(Û)	760,365	32,376
HollyFrontier Corp.	7,828	274	Citizens Financial Group, Inc.	253,287	5,382
Kinder Morgan, Inc.	57,762	950	CME Group, Inc. Class A	6,140	552
Laredo Petroleum, Inc.(Æ)	61,453	477	Comerica, Inc.	86,507	2,967
Marathon Oil Corp.	129,527	1,260	Discover Financial Services	181,725	8,321
Marathon Petroleum Corp.	116,782	4,880	East West Bancorp, Inc.	68,347	2,216
Nabors Industries, Ltd.	113,760	837	Equity Commonwealth(Æ)(ö)	24,220	651
National Oilwell Varco, Inc.	27,000	879	Equity LifeStyle Properties, Inc. Class A(ö)	39,473	2,602
Newfield Exploration Co.(Æ)	98,425	2,861	Equity Residential(ö)	10,202	786
Noble Corp. PLC(Û)	240,371	1,872	Everest Re Group, Ltd.	29,628	5,302
Noble Energy, Inc.	17,093	553	FactSet Research Systems, Inc.	24,889	3,751
Occidental Petroleum Corp.	229,706	15,811	Fidelity National Information Services, Inc.	3,789	226
Oceaneering International, Inc.	49,845	1,687	First American Financial Corp.	21,012	722
Oil States International, Inc.(Æ)	59,770	1,687	First Niagara Financial Group, Inc.	74,316	728
Patterson-UTI Energy, Inc.	18,705	269	First Republic Bank	81,680	5,554
PBF Energy, Inc. Class A	16,027	561	Fiserv, Inc.(Æ)	2,810	266
Phillips 66(Æ)	168,609	13,514	FleetCor Technologies, Inc.(Æ)	34,245	4,207
QEP Resources, Inc.	20,043	257	FNFV Group(Æ)	87,169	818
Rowan Cos. PLC Class A	197,687	2,501	Forest City Realty Trust, Inc. Class A(Æ)(ö)	37,535	739
Schlumberger, Ltd.	57,816	4,178	Four Corners Property Trust, Inc.(Æ)	15,420	261
SM Energy Co.	25,518	357	Genworth Financial, Inc. Class A(Æ)	236,598	658
Spectra Energy Corp.	13,894	381	Global Payments, Inc.	69,307	4,086
SunPower Corp. Class A(Æ)	14,452	368	Goldman Sachs Group, Inc. (The)	6,660	1,076
Tesoro Corp.	35,536	3,101	Hanover Insurance Group, Inc. (The)	42,418	3,457
Valero Energy Corp.	152,347	10,340	Hartford Financial Services Group, Inc.	30,704	1,234
Weatherford International PLC(Æ)	43,934	296	Hatteras Financial Corp.(ö)	235,337	2,885
Western Refining, Inc.	24,606	810	HCP, Inc.(ö)	17,349	624
World Fuel Services Corp.	6,984	272	Hospitality Properties Trust(ö)	13,608	321
		219,832	Intercontinental Exchange, Inc.	6,990	1,844
			Invesco, Ltd.	37,275	1,116
Financial Services - 18.4%			Jack Henry & Associates, Inc.	3,317	269
Affiliated Managers Group, Inc.(Æ)	41,075	5,512	Jones Lang LaSalle, Inc.(Û)	30,100	4,236
Aflac, Inc.	5,354	310	JPMorgan Chase & Co.(Û)	812,906	48,368
Allied World Assurance Co. Holdings AG	9,818	359	KeyCorp	734,394	8,196
Allstate Corp. (The)(Û)	168,423	10,206	KKR & Co., LP	677,573	9,235
Ally Financial, Inc.(Æ)	48,395	767	Loews Corp.	433,800	16,055
American Capital Agency Corp.(ö)	33,625	574	M&T Bank Corp.	33,640	3,706
American Express Co.	294,100	15,734	Markel Corp.(Æ)	358	301
American Financial Group, Inc.	38,088	2,703	Marsh & McLennan Cos., Inc.	4,915	262
American International Group, Inc.(Û)	92,344	5,216	MasterCard, Inc. Class A	290,695	25,881
Ameriprise Financial, Inc.	96,234	8,724	McGraw Hill Financial, Inc.	76,051	6,466
AmTrust Financial Services, Inc.	20,248	1,158	MetLife, Inc.	287,473	12,836
Annaly Capital Management, Inc.(ö)	61,996	589	Morgan Stanley	29,990	776
Arch Capital Group, Ltd.(Æ)	3,866	261	Morningstar, Inc.	6,917	556
Aspen Insurance Holdings, Ltd.(Û)	57,881	2,692	New York Community Bancorp, Inc.	15,448	239
Assured Guaranty, Ltd.	144,391	3,434	Nomura Holdings, Inc. - ADR	978,055	5,291
Axis Capital Holdings, Ltd.	5,603	302	Northern Trust Corp.	86,700	5,382
Bank of America Corp.(Û)	3,788,687	53,572	PartnerRe, Ltd.	2,264	318
Bank of New York Mellon Corp. (The)	15,295	554	PayPal Holdings, Inc.(Æ)	109,700	3,965
Barclays PLC - ADR	68,854	742	Piedmont Office Realty Trust, Inc. Class A(ö)	38,841	719
BB&T Corp.	14,983	489	PNC Financial Services Group, Inc. (The)	190,967	16,547

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 23

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Post Properties, Inc.(ö)	40,773	2,336	Endo International PLC(Æ)	43,491	2,412
Principal Financial Group, Inc.	93,591	3,556	Envision Healthcare Holdings, Inc.(Æ)	310,734	6,867
ProAssurance Corp.	6,812	341	Express Scripts Holding Co.(Æ)	6,269	451
Progressive Corp. (The)	11,654	364	Gilead Sciences, Inc.(Û)	292,612	24,287
Prudential Financial, Inc.	116,619	8,173	HCA Holdings, Inc.(Æ)	112,925	7,857
Public Storage(ö)	11,310	2,868	Hill-Rom Holdings, Inc.(Û)	54,848	2,681
Raymond James Financial, Inc.	20,355	892	HMS Holdings Corp.(Æ)	364,852	4,397
Regency Centers Corp.(ö)	35,704	2,585	Horizon Pharma PLC(Æ)	174,751	3,058
Regions Financial Corp.	939,794	7,631	Humana, Inc.	7,630	1,242
Reinsurance Group of America, Inc. Class			Intuitive Surgical, Inc.(Æ)	10,283	5,562
A(Û)	78,249	6,591	Jazz Pharmaceuticals PLC(Æ)	30,923	3,981
Santander Consumer USA Holdings, Inc.(Æ)	447,314	4,674	Johnson & Johnson	650,508	67,939
Simon Property Group, Inc.(ö)	45,841	8,539	Laboratory Corp. of America Holdings(Æ)	6,150	691
Starwood Property Trust, Inc.(ö)	29,345	559	Ligand Pharmaceuticals, Inc. Class B(Æ)	26,957	2,695
State Street Corp.	345,368	19,247	Mallinckrodt PLC(Æ)	50,364	2,926
SunTrust Banks, Inc.	69,478	2,542	Masimo Corp.(Æ)	45,060	1,656
Synchrony Financial(Æ)	269,666	7,664	McKesson Corp.(Û)	70,168	11,296
Thomson Reuters Corp.	8,917	334	Medtronic PLC	376,038	28,549
Torchmark Corp.	4,582	249	Merck & Co., Inc.	823,156	41,709
Total System Services, Inc.	5,257	211	Mylan NV(Æ)	188,866	9,951
Travelers Cos., Inc. (The)	7,974	854	Myriad Genetics, Inc.(Æ)	32,713	1,275
Two Harbors Investment Corp.(ö)	401,154	3,049	Perrigo Co. PLC	54,215	7,838
US Bancorp	297,415	11,914	Pfizer, Inc.	2,081,930	63,478
Validus Holdings, Ltd.(Û)	56,767	2,511	PTC Therapeutics, Inc.(Æ)	67,378	1,605
Visa, Inc. Class A	483,995	36,053	Puma Biotechnology, Inc.(Æ)	53,262	2,223
Voya Financial, Inc.	152,518	4,664	Quest Diagnostics, Inc.	19,600	1,287
Wells Fargo & Co.	1,329,773	66,795	St. Jude Medical, Inc.	58,126	3,073
Western Alliance Bancorp(Æ)	16,411	535	Stryker Corp.	79,867	7,919
White Mountains Insurance Group, Ltd.	348	248	Thermo Fisher Scientific, Inc.	50,515	6,671
WR Berkley Corp.	78,153	3,919	United Therapeutics Corp.(Æ)(Û)	21,148	2,605
XL Group PLC Class A	8,810	319	UnitedHealth Group, Inc.	176,720	20,351
		642,502	Valeant Pharmaceuticals International, Inc.
			(Æ)	123,624	11,153
Health Care - 15.6%			Vertex Pharmaceuticals, Inc.(Æ)	64,510	5,854
Abbott Laboratories	29,718	1,125			544,968
AbbVie, Inc.	97,366	5,345
Acadia Pharmaceuticals, Inc.(Æ)	9,979	206	Materials and Processing - 2.9%
Acorda Therapeutics, Inc.(Æ)	7,749	285	Acuity Brands, Inc.	9,956	2,015
Aetna, Inc.	111,607	11,366	Air Products & Chemicals, Inc.	3,504	444
Agilent Technologies, Inc.	22,134	833	Albemarle Corp.	6,339	334
Alexion Pharmaceuticals, Inc.(Æ)	74,304	10,843	Alcoa, Inc.	30,291	221
Allergan PLC(Æ)	42,256	12,019	Bombardier, Inc. Class B(Æ)	450,084	302
Allscripts Healthcare Solutions, Inc.(Æ)	21,734	300	Cabot Corp.	11,116	448
AmerisourceBergen Corp. Class A	92,756	8,307	CF Industries Holdings, Inc.(Û)	52,780	1,583
Amgen, Inc.	100,783	15,393	CRH PLC - ADR	581,700	15,659
Anthem, Inc.	10,125	1,321	Crown Holdings, Inc.(Æ)	53,078	2,435
Baxalta, Inc.	127,121	5,086	Domtar Corp.	90,549	2,920
Becton Dickinson and Co.	2,783	405	Dow Chemical Co. (The)	122,345	5,139
Biogen, Inc.(Æ)(Û)	5,444	1,487	Eastman Chemical Co.	100,748	6,167
Bio-Rad Laboratories, Inc. Class A(Æ)	3,910	499	Ecolab, Inc.	19,200	2,071
Boston Scientific Corp.(Æ)	214,475	3,760	EI du Pont de Nemours & Co.	7,123	376
Bristol-Myers Squibb Co.	366,318	22,770	Hexcel Corp.	125,599	5,197
Cardinal Health, Inc.	330,310	26,877	International Paper Co.	162,400	5,556
Celgene Corp.(Æ)	39,166	3,929	Louisiana-Pacific Corp.(Æ)	245,366	3,857
Cerner Corp.(Æ)	6,365	369	LyondellBasell Industries NV Class A(Û)	55,323	4,314
Cigna Corp.	84,237	11,254	Masco Corp.	205,456	5,422
CR Bard, Inc.	48,108	8,817	Mosaic Co. (The)	10,748	259
DexCom, Inc.(Æ)	37,537	2,676	Newmont Mining Corp.	14,998	299
Edwards Lifesciences Corp.(Æ)	91,520	7,158	Nucor Corp.	8,228	321
Eli Lilly & Co.	214,906	16,999	Owens Corning	8,022	371

See accompanying notes which are an integral part of this quarterly report.

24 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
PPG Industries, Inc.	180,510	17,170	United Parcel Service, Inc. Class B	25,026	2,332
Praxair, Inc.	7,010	701	United Technologies Corp.	111,984	9,820
Reliance Steel & Aluminum Co.	113,044	6,437	Waste Management, Inc.	6,891	365
Rio Tinto PLC - ADR	105,000	2,588	Waters Corp.(Æ)	20,283	2,459
Sherwin-Williams Co. (The)	26,267	6,716	Xerox Corp.	33,015	322
Westlake Chemical Corp.	24,052	1,094	Xylem, Inc.	208,812	7,507
WestRock Co.	6,634	234			367,586
		100,650
			Technology - 16.3%
Producer Durables - 10.5%			Activision Blizzard, Inc.	135,484	4,718
3M Co.	17,493	2,641	Adobe Systems, Inc.(Æ)	56,933	5,074
Accenture PLC Class A	122,513	12,930	Alibaba Group Holding, Ltd. - ADR(Æ)	68,672	4,603
AECOM(Æ)	88,280	2,422	Alphabet, Inc.(Æ)	49,519	36,790
AerCap Holdings NV(Æ)	181,687	5,580	Alphabet, Inc. Class A(Æ)	53,239	40,534
Alaska Air Group, Inc.	41,333	2,910	Amdocs, Ltd.	8,047	440
American Airlines Group, Inc.(Û)	298,147	11,625	Amphenol Corp. Class A	4,457	221
Automatic Data Processing, Inc.	58,299	4,844	Analog Devices, Inc.	82,955	4,468
Avery Dennison Corp.	13,616	829	Ansys, Inc.(Æ)	3,820	337
Boeing Co. (The)	124,403	14,945	Apple, Inc.(Û)	891,319	86,761
Caterpillar, Inc.	90,306	5,621	Applied Materials, Inc.	228,911	4,040
CH Robinson Worldwide, Inc.	40,748	2,639	Arrow Electronics, Inc.(Æ)	7,372	380
Chicago Bridge & Iron Co.	104,475	4,056	Aspen Technology, Inc.(Æ)(Û)	74,034	2,402
CoStar Group, Inc.(Æ)	14,654	2,570	Avago Technologies, Ltd. Class A	72,110	9,642
CSX Corp.	38,593	888	Avnet, Inc.(Û)	143,584	5,732
Danaher Corp.	7,673	665	Black Knight Financial Services, Inc. Class
Deere & Co.	4,409	340	A(Æ)	8,823	266
Delta Air Lines, Inc.	515,468	22,830	Broadcom Corp. Class A	9,638	527
Eaton Corp. PLC	132,034	6,669	Brocade Communications Systems, Inc.(Û)	251,510	2,007
EMCOR Group, Inc.	15,250	697	CA, Inc.	12,200	351
Euronav NV(Æ)	60,437	728	CACI International, Inc. Class A(Æ)	7,608	632
FedEx Corp.	88,676	11,783	Cadence Design Systems, Inc.(Æ)	155,685	3,045
Flir Systems, Inc.	11,941	349	Cisco Systems, Inc.	1,219,342	29,008
General Dynamics Corp.	157,559	21,077	Citrix Systems, Inc.(Æ)(Û)	44,584	3,141
General Electric Co.	417,840	12,159	Cognizant Technology Solutions Corp. Class
Genpact, Ltd.(Æ)	10,254	245	A(Æ)	3,975	252
Hawaiian Holdings, Inc.(Æ)	38,861	1,368	Computer Sciences Corp.	8,213	263
HD Supply Holdings, Inc.(Æ)	229,325	6,024	Corning, Inc.	50,760	945
Honeywell International, Inc.	266,549	27,508	Cree, Inc.(Æ)	15,910	446
Huntington Ingalls Industries, Inc.	22,830	2,920	Criteo SA - ADR(Æ)	87,375	2,585
JB Hunt Transport Services, Inc.	88,696	6,448	CSRA, Inc.(Æ)	8,213	220
JetBlue Airways Corp.(Æ)	85,830	1,829	DST Systems, Inc.	2,692	284
Lincoln Electric Holdings, Inc.	43,481	2,315	EMC Corp.	42,806	1,060
Lockheed Martin Corp.	48,629	10,261	F5 Networks, Inc.(Æ)	45,565	4,273
ManpowerGroup, Inc.	6,660	509	Facebook, Inc. Class A(Æ)	391,361	43,915
National Instruments Corp.	12,023	343	Gartner, Inc.(Æ)	29,214	2,568
Norfolk Southern Corp.	169,028	11,916	Groupon, Inc. Class A(Æ)	87,728	239
Northrop Grumman Corp.	96,731	17,901	Harris Corp.	66,865	5,815
Oshkosh Corp.	110,999	3,655	Hewlett Packard Enterprise Co.(Æ)	566,967	7,801
Paychex, Inc.	102,203	4,891	HP, Inc.	46,911	456
Raytheon Co.	260,608	33,420	Imperva, Inc.(Æ)	50,205	2,589
Republic Services, Inc. Class A	8,142	356	Ingram Micro, Inc. Class A	84,742	2,390
Snap-on, Inc.	63,767	10,302	Intel Corp.	1,489,683	46,210
Southwest Airlines Co.(Û)	434,637	16,351	InterActiveCorp	92,861	4,823
Spirit AeroSystems Holdings, Inc. Class			International Business Machines Corp.	104,007	12,979
A(Æ)(Û)	56,890	2,412	Intuit, Inc.	2,425	232
Stanley Black & Decker, Inc.	168,369	15,884	IPG Photonics Corp.(Æ)	4,036	326
Terex Corp.	207,709	4,653	Jabil Circuit, Inc.	146,057	2,908
Trinity Industries, Inc.	69,939	1,498	JDS Uniphase Corp.(Æ)	124,942	625
Union Pacific Corp.	8,658	623	Juniper Networks, Inc.	109,824	2,592
United Continental Holdings, Inc.(Æ)(Û)	193,695	9,352	King Digital Entertainment PLC	13,921	250

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 25

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Lam Research Corp.	126,592	9,088	Talen Energy Corp.(Æ)	14,282	102
Linear Technology Corp.	5,392	230	Telephone & Data Systems, Inc.	117,144	2,717
Marvell Technology Group, Ltd.	27,832	246	Verizon Communications, Inc.(Û)	1,112,387	55,586
Micron Technology, Inc.(Æ)(Û)	923,514	10,186	WEC Energy Group, Inc.	4,744	262
Microsoft Corp.	1,236,916	68,142	Xcel Energy, Inc.	6,985	267
MicroStrategy, Inc. Class A(Æ)	3,863	666			190,077
NCR Corp.(Æ)	10,693	228
NetApp, Inc.	106,975	2,346	Total Common Stocks
NXP Semiconductors NV(Æ)	225,296	16,848	(cost $3,278,467)		3,410,779
ON Semiconductor Corp.(Æ)	142,777	1,222
Oracle Corp.	378,513	13,744	Short-Term Investments - 2.6%
Palo Alto Networks, Inc.(Æ)	51,154	7,647	Russell U.S. Cash Management Fund	83,945,501 (8)	83,946
Polycom, Inc.(Æ)	36,800	375	United States Treasury Bills
QUALCOMM, Inc.	17,979	815	0.233% due 04/07/16	3,500	3,498
Rackspace Hosting, Inc.(Æ)	16,397	331	0.233% due 06/16/16	1,500	1,498
Red Hat, Inc.(Æ)	9,700	679	Total Short-Term Investments
Salesforce.com, Inc.(Æ)	100,878	6,866	(cost $88,943)		88,942
SanDisk Corp.	8,204	580

ServiceNow, Inc.(Æ)	33,414	2,079	Total Investments 100.3%
SolarWinds, Inc.(Æ)	4,769	286
Splunk, Inc.(Æ)	58,358	2,701	(identified cost $3,367,410)		3,499,721
Symantec Corp.	411,006	8,154
Synopsys, Inc.(Æ)	172,035	7,380	Securities Sold Short - (1.0)%
Tableau Software, Inc. Class A(Æ)	72,831	5,844	Consumer Discretionary - (0.1)%
Take-Two Interactive Software, Inc.(Æ)	78,620	2,728	Amaya, Inc.(Æ)	(69,773)	(737)
Tech Data Corp.(Æ)	13,820	862	CarMax, Inc.(Æ)	(13,893)	(614)
Teradyne, Inc.	36,656	712	Charter Communications, Inc. Class A(Æ)	(5,520)	(946)
Texas Instruments, Inc.	5,982	317	GoPro, Inc. Class A(Æ)	(78,226)	(896)
VeriSign, Inc.(Æ)(Û)	37,590	2,842	Mobileye NV(Æ)	(13,110)	(355)
VMware, Inc. Class A(Æ)	29,206	1,336	Nord Anglia Education, Inc.(Æ)	(12,542)	(216)
Western Digital Corp.	22,122	1,061	Tesla Motors, Inc.(Æ)	(4,874)	(932)
Xilinx, Inc.	5,303	267			(4,696)
Zynga, Inc. Class A(Æ)	299,330	736	Energy - (0.2)%
		569,709	Cheniere Energy, Inc.(Æ)	(28,876)	(868)
			Enbridge, Inc.	(30,207)	(1,045)
Utilities - 5.5%			Golar LNG, Ltd.	(26,470)	(493)
AES Corp.(Û)	292,494	2,779	SolarCity Corp.(Æ)	(30,518)	(1,088)
Ameren Corp.	5,429	244	SunEdison, Inc.(Æ)	(151,311)	(474)
American Electric Power Co., Inc.	127,172	7,754	SunPower Corp. Class A(Æ)	(38,578)	(981)
AT&T, Inc.	1,208,045	43,562			(4,949)
CenturyLink, Inc.	8,878	226	Financial Services - (0.1)%
China Mobile, Ltd. - ADR	153,646	8,378	Iron Mountain, Inc.(ö)	(14,411)	(397)
Consolidated Edison, Inc.	27,335	1,897	Kennedy-Wilson Holdings, Inc.	(13,886)	(281)
Dominion Resources, Inc.	11,006	794
DTE Energy Co.	3,785	322	LendingClub Corp.(Æ)	(74,220)	(548)
Duke Energy Corp.	12,276	924	TFS Financial Corp.	(63,070)	(1,100)
Edison International	3,853	238	United Bankshares, Inc.	(27,120)	(911)
Entergy Corp.	405,349	28,609	Zillow Group, Inc. Class A(Æ)	(15,120)	(328)
Eversource Energy	6,482	349			(3,565)
Exelon Corp.	23,820	704	Health Care - (0.1)%
NextEra Energy, Inc.	187,298	20,923	Acadia Healthcare Co., Inc.(Æ)	(18,193)	(1,110)
NiSource, Inc.	47,421	996	OPKO Health, Inc.(Æ)	(118,623)	(954)
NRG Energy, Inc.	81,818	870			(2,064)
ONE Gas, Inc.	58,295	3,297	Materials and Processing – (0.0)%
Pepco Holdings, Inc.	12,891	344	Platform Specialty Products Corp.(Æ)	(26,775)	(204)
PG&E Corp.	8,613	473
Pinnacle West Capital Corp.	5,155	342	Producer Durables - (0.1)%
Public Service Enterprise Group, Inc.	6,992	289	Advisory Board Co. (The)(Æ)	(12,211)	(559)
SCANA Corp.	5,080	320	Colfax Corp.(Æ)	(19,950)	(442)
Southern Co. (The)	133,053	6,509	Macquarie Infrastructure Corp.	(7,354)	(493)

See accompanying notes which are an integral part of this quarterly report.

26 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
Stericycle, Inc.(Æ)	(8,105)	(975)
Verisk Analytics, Inc. Class A(Æ)	(13,730)	(1,002)
XPO Logistics, Inc.(Æ)	(44,315)	(1,013)
		(4,484)
Technology - (0.3)%
Ambarella, Inc.(Æ)	(5,980)	(237)
Arista Networks, Inc.(Æ)	(16,739)	(1,005)
Cavium, Inc.(Æ)	(8,840)	(511)
Cognex Corp.	(19,330)	(623)
comScore, Inc.(Æ)	(16,733)	(645)
Cypress Semiconductor Corp.(Æ)	(104,490)	(821)
FireEye, Inc.(Æ)	(24,026)	(338)
GrubHub, Inc.(Æ)	(43,481)	(820)
MA-COM Technology Solutions Holdings,
Inc.(Æ)	(26,218)	(1,009)
NetSuite, Inc.(Æ)	(12,972)	(900)
Palo Alto Networks, Inc.(Æ)	(6,100)	(912)
Stratasys, Ltd.(Æ)	(35,140)	(573)
Twitter, Inc.(Æ)	(39,800)	(669)
Zendesk, Inc.(Æ)	(45,929)	(1,011)
		(10,074)
Utilities - (0.1)%
Frontier Communications Corp.	(155,975)	(710)
Globalstar, Inc.(Æ)	(211,759)	(271)
Pembina Pipeline Corp.	(51,917)	(1,181)
Zayo Group Holdings, Inc.(Æ)	(40,651)	(1,017)
		(3,179)

Total Securities Sold Short
(proceeds $45,387)		(33,215)

Other Assets and Liabilities, Net
- 0.7%		23,250
Net Assets - 100.0%		3,489,756

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 27

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		220	USD	23,434	03/16	(597)
S&P 500 E-Mini Index Futures		715	USD	69,001	03/16	(1,768)
S&P Financial Select Sector Index Futures		216	USD	11,669	03/16	(615)
S&P Mid 400 E-Mini Index Futures		88	USD	11,570	03/16	(412)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(3,392)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$536,863	$—			$—	$536,863
Consumer Staples	238,592	—			—	238,592
Energy	219,832	—			—	219,832
Financial Services	642,502	—			—	642,502
Health Care	544,968	—			—	544,968
Materials and Processing	100,650	—			—	100,650
Producer Durables	367,586	—			—	367,586
Technology	569,709	—			—	569,709
Utilities	190,077	—			—	190,077
Short-Term Investments	—	88,942			—	88,942
Total Investments	3,410,779	88,942			—	3,499,721
Securities Sold Short**	(33,215)	—			—	(33,215)

Other Financial Instruments
Futures Contracts	(3,392)	—			—	(3,392)
Total Other Financial Instruments*	$(3,392)	$—			$—	$(3,392)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**    Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

28 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.0%			Kraft Heinz Co. (The)	772	60
Consumer Discretionary - 14.8%			Kroger Co. (The)	25,565	992
Amazon.com, Inc.(Æ)	7,470	4,384	Mondelez International, Inc. Class A	54,170	2,335
AutoZone, Inc.(Æ)	800	614	PepsiCo, Inc.	34,900	3,465
Brunswick Corp.	1,300	52	Procter & Gamble Co. (The)	55,455	4,530
Carnival Corp.	16,707	804	Reynolds American, Inc.	14,985	748
Chipotle Mexican Grill, Inc. Class A(Æ)	2,340	1,060	Sysco Corp.	31,890	1,269
Comcast Corp. Class A(Æ)	107,482	5,989	Walgreens Boots Alliance, Inc.	1,312	105
Costco Wholesale Corp.	2,220	335	Whole Foods Market, Inc.	40,125	1,176
Dana Holding Corp.	72,000	856			20,281
Darden Restaurants, Inc.	2,100	132
Delphi Automotive PLC	369	24	Energy - 6.6%
Dollar General Corp.	383	29	Baker Hughes, Inc.	22,200	966
Ford Motor Co.	61,997	740	Chesapeake Energy Corp.	78,500	266
Gap, Inc. (The)	47,400	1,172	Chevron Corp.	44,580	3,855
General Motors Co.	31,129	923	ConocoPhillips	22,672	886
Hilton Worldwide Holdings, Inc.	31,918	568	Core Laboratories NV	8,868	873
Home Depot, Inc.	25,420	3,198	EOG Resources, Inc.	34,088	2,420
JC Penney Co., Inc.(Æ)	142,700	1,036	Exxon Mobil Corp.	67,153	5,229
Johnson Controls, Inc.	49,189	1,765	FMC Technologies, Inc.(Æ)	3,100	78
L Brands, Inc.(Æ)	10,590	1,018	Halliburton Co.	4,128	131
Lennar Corp. Class A	32,000	1,349	Hess Corp.	25,064	1,065
Lowe's Cos., Inc.	27,160	1,946	HollyFrontier Corp.	1,600	56
Macy's, Inc.	16,726	676	Kinder Morgan, Inc.	8,281	136
McDonald's Corp.	17,097	2,116	Marathon Petroleum Corp.	13,195	551
Netflix, Inc.(Æ)	4,371	401	Nabors Industries, Ltd.	56,300	414
News Corp. Class A	20,200	262	Occidental Petroleum Corp.	4,833	333
Nike, Inc. Class B	72,454	4,493	PBF Energy, Inc. Class A	1,700	59
NVR, Inc.(Æ)	68	112	Phillips 66(Æ)	12,354	990
Priceline Group, Inc. (The)(Æ)	1,477	1,573	Pioneer Natural Resources Co.	1,070	133
PulteGroup, Inc.	39,590	664	Schlumberger, Ltd.	57,358	4,146
Ralph Lauren Corp. Class A	7,151	804	Tesoro Corp.	1,250	109
Ross Stores, Inc.	10,780	606	Valero Energy Corp.	18,492	1,255
Royal Caribbean Cruises, Ltd.	16,263	1,333			23,951
Sirius XM Holdings, Inc.(Æ)	2,300	9
Starbucks Corp.	54,762	3,328	Financial Services - 20.6%
Target Corp.	19,001	1,376	Aflac, Inc.	559	32
Time Warner Cable, Inc.	373	68	Allstate Corp. (The)	41,183	2,496
Time Warner, Inc.	15,549	1,095	American Express Co.	45,569	2,437
TJX Cos., Inc.	15,410	1,098	American International Group, Inc.	3,362	190
Twenty-First Century Fox, Inc. Class A	5,837	157	American Tower Corp.(ö)	9,055	854
Twenty-First Century Fox, Inc. Class B	825	22	Ameriprise Financial, Inc.	30,807	2,793
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	8,028	1,454	Aon PLC	19,961	1,753
Under Armour, Inc. Class A(Æ)	3,323	284	AvalonBay Communities, Inc.(ö)	181	31
VF Corp.	456	29	Bank of America Corp.	34,885	494
Visteon Corp.(Æ)	400	27	Bank of New York Mellon Corp. (The)	15,737	570
Wal-Mart Stores, Inc.	20,285	1,345	BB&T Corp.	5,067	165
Walt Disney Co. (The)	20,079	1,925	Berkshire Hathaway, Inc. Class B(Æ)	7,985	1,037
		53,251	BlackRock, Inc. Class A	8,540	2,684
			Capital One Financial Corp.	12,336	809
Consumer Staples - 5.6%			Charles Schwab Corp. (The)	14,907	381
Altria Group, Inc.	24,980	1,527	Chubb, Ltd.(Æ)	16,351	1,849
Archer-Daniels-Midland Co.	3,339	118	Citigroup, Inc.	88,075	3,750
Clorox Co. (The)	1,120	145	Citizens Financial Group, Inc.	36,800	782
Coca-Cola Co. (The)	11,000	472	CME Group, Inc. Class A	1,053	95
Colgate-Palmolive Co.	20,220	1,365	Comerica, Inc.	7,000	240
ConAgra Foods, Inc.	4,200	175	Crown Castle International Corp.(ö)	7,755	668
Constellation Brands, Inc. Class A	8,201	1,251	Discover Financial Services	6,064	278
CVS Health Corp.	1,435	139	E*Trade Financial Corp.(Æ)	5,000	118
Hormel Foods Corp.	5,083	409	East West Bancorp, Inc.	4,200	136

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 29

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Equinix, Inc.(ö)	4,621	1,435	Baxter International, Inc.	7,608	279
Equity Residential(ö)	484	37	Becton Dickinson and Co.	278	40
Fidelity National Information Services, Inc.	800	48	Biogen, Inc.(Æ)	293	80
FleetCor Technologies, Inc.(Æ)	16,440	2,019	Bristol-Myers Squibb Co.	40,814	2,537
Four Corners Property Trust, Inc.(Æ)	1,790	30	Bruker Corp.(Æ)	2,600	58
Franklin Resources, Inc.	40,762	1,412	Cardinal Health, Inc.	13,633	1,109
General Growth Properties, Inc.(ö)	866	24	Cerner Corp.(Æ)	23,520	1,364
Global Payments, Inc.	6,600	389	Cigna Corp.	27,591	3,686
Goldman Sachs Group, Inc. (The)	1,187	192	CR Bard, Inc.	2,140	392
Hartford Financial Services Group, Inc.	34,400	1,382	DexCom, Inc.(Æ)	5,575	397
Health Care REIT, Inc.(Æ)(ö)	465	29	Edwards Lifesciences Corp.(Æ)	15,874	1,241
Intercontinental Exchange, Inc.	6,299	1,662	Eli Lilly & Co.	26,378	2,086
JPMorgan Chase & Co.	89,018	5,297	Express Scripts Holding Co.(Æ)	5,903	424
KeyCorp	17,400	194	Gilead Sciences, Inc.	38,822	3,223
Lincoln National Corp.	3,200	126	Humana, Inc.	197	32
M&T Bank Corp.	3,740	412	Intuitive Surgical, Inc.(Æ)	1,690	914
Marsh & McLennan Cos., Inc.	688	37	Johnson & Johnson	74,869	7,818
MasterCard, Inc. Class A	33,734	3,003	McKesson Corp.	5,842	941
McGraw Hill Financial, Inc.	12,336	1,049	Medtronic PLC	2,813	214
MetLife, Inc.	25,841	1,153	Merck & Co., Inc.	67,213	3,406
Morgan Stanley	77,529	2,007	Mylan NV(Æ)	543	29
Morningstar, Inc.	1,500	121	Perrigo Co. PLC	193	28
Northern Trust Corp.	10,500	652	Pfizer, Inc.	231,924	7,072
OneMain Holdings, Inc.(Æ)	1,000	26	Regeneron Pharmaceuticals, Inc.(Æ)	2,304	968
PayPal Holdings, Inc.(Æ)	16,700	604	St. Jude Medical, Inc.	3,300	174
PNC Financial Services Group, Inc. (The)	17,423	1,510	Stryker Corp.	8,190	812
Principal Financial Group, Inc.	4,900	186	Thermo Fisher Scientific, Inc.	522	69
Progressive Corp. (The)	2,100	66	UnitedHealth Group, Inc.	27,255	3,139
Prologis, Inc.(ö)	693	27	Zimmer Biomet Holdings, Inc.	224	22
Prudential Financial, Inc.	585	41			52,379
Raymond James Financial, Inc.	4,100	180
Regions Financial Corp.	12,600	102	Materials and Processing - 3.1%
Reinsurance Group of America, Inc. Class A	3,400	286	Air Products & Chemicals, Inc.	254	32
Signature Bank(Æ)	1,650	230	Allegheny Technologies, Inc.	36,000	338
State Street Corp.	49,010	2,731	Crown Holdings, Inc.(Æ)	3,900	179
SunTrust Banks, Inc.	12,521	458	Dow Chemical Co. (The)	31,203	1,310
SVB Financial Group(Æ)	900	91	Ecolab, Inc.	14,809	1,598
Synchrony Financial(Æ)	46,461	1,320	EI du Pont de Nemours & Co.	1,510	80
TD Ameritrade Holding Corp.	2,600	72	LyondellBasell Industries NV Class A	477	37
Travelers Cos., Inc. (The)	20,632	2,209	Masco Corp.	23,300	615
US Bancorp	76,307	3,056	Monsanto Co.	12,593	1,141
Visa, Inc. Class A	74,057	5,517	PPG Industries, Inc.	27,018	2,569
Voya Financial, Inc.	18,200	557	Praxair, Inc.	590	59
Wells Fargo & Co.	133,879	6,727	Precision Castparts Corp.	586	138
Western Alliance Bancorp(Æ)	3,420	111	Sealed Air Corp.	36,600	1,483
Zions Bancorporation	27,100	615	Sherwin-Williams Co. (The)	2,840	726
		74,074	WestRock Co.	19,892	702
					11,007
Health Care - 14.5%
Abbott Laboratories	1,999	76	Producer Durables - 8.4%
AbbVie, Inc.	10,200	560	3M Co.	809	122
Aetna, Inc.	466	47	Accenture PLC Class A	11,910	1,257
Agilent Technologies, Inc.	37,021	1,394	ADT Corp. (The)	23,400	692
Alexion Pharmaceuticals, Inc.(Æ)	4,326	631	American Airlines Group, Inc.	827	32
Allergan PLC(Æ)	3,390	964	Automatic Data Processing, Inc.	20,685	1,719
Allscripts Healthcare Solutions, Inc.(Æ)	2,000	28	Boeing Co. (The)	9,227	1,108
AmerisourceBergen Corp. Class A	8,640	774	Caterpillar, Inc.	22,634	1,409
Amgen, Inc.	20,343	3,107	CH Robinson Worldwide, Inc.	2,600	168
Anthem, Inc.	12,411	1,620	CSX Corp.	56,144	1,293
Baxalta, Inc.	15,588	624	Danaher Corp.	790	68

See accompanying notes which are an integral part of this quarterly report.

30 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Deere & Co.	1,036	80	Ingram Micro, Inc. Class A	8,200		231
Delta Air Lines, Inc.	36,846	1,632	Intel Corp.	152,914		4,742
Eaton Corp. PLC	1,706	86	International Business Machines Corp.	1,164		145
Emerson Electric Co.	2,188	101	Intuit, Inc.	3,380		323
FedEx Corp.	17,195	2,284	JDS Uniphase Corp.(Æ)	13,700		69
General Dynamics Corp.	2,669	357	Juniper Networks, Inc.	14,600		345
General Electric Co.	193,093	5,619	Lam Research Corp.	10,017		719
Honeywell International, Inc.	8,093	835	LinkedIn Corp. Class A(Æ)	4,231		837
Huntington Ingalls Industries, Inc.	270	35	Maxim Integrated Products, Inc.	19,084		637
Illinois Tool Works, Inc.	430	39	Microsoft Corp.	140,837		7,760
Kansas City Southern	12,501	886	NCR Corp.(Æ)	1,800		38
Lexmark International, Inc. Class A	1,900	54	NetApp, Inc.	16,600		364
Lockheed Martin Corp.	2,010	424	NXP Semiconductors NV(Æ)	9,442		706
ManpowerGroup, Inc.	600	46	ON Semiconductor Corp.(Æ)	4,000		34
Norfolk Southern Corp.	549	39	Oracle Corp.	123,286		4,478
Northrop Grumman Corp.	6,902	1,277	Palo Alto Networks, Inc.(Æ)	3,045		455
Paychex, Inc.	4,100	196	Polycom, Inc.(Æ)	1,600		16
Pentair PLC	13,900	655	QUALCOMM, Inc.	4,435		201
Raytheon Co.	10,377	1,331	Red Hat, Inc.(Æ)	22,245		1,558
Southwest Airlines Co.	860	32	Salesforce.com, Inc.(Æ)	22,110		1,505
Terex Corp.	38,900	871	SAP SE - ADR	9,694		774
Textron, Inc.	53,100	1,817	ServiceNow, Inc.(Æ)	5,057		315
Tyco International PLC	25,400	874	Splunk, Inc.(Æ)	8,915		413
Union Pacific Corp.	1,279	92	Symantec Corp.	27,900		554
United Continental Holdings, Inc.(Æ)	20,362	983	Synopsys, Inc.(Æ)	15,990		686
United Parcel Service, Inc. Class B	5,042	470	Tableau Software, Inc. Class A(Æ)	6,285		504
United Technologies Corp.	1,938	170	TE Connectivity, Ltd.	507		29
Verisk Analytics, Inc. Class A(Æ)	10,570	772	Texas Instruments, Inc.	30,844		1,633
Waste Management, Inc.	1,765	93	VMware, Inc. Class A(Æ)	3,800		174
Waters Corp.(Æ)	880	107	Western Digital Corp.	21,660		1,039
		30,125	Yahoo!, Inc.(Æ)	2,516		74
			Zynga, Inc. Class A(Æ)	28,500		70
Technology - 16.5%						59,405
Activision Blizzard, Inc.	21,344	743
Alphabet, Inc.(Æ)	3,901	2,898	Utilities - 3.9%
Alphabet, Inc. Class A(Æ)	3,128	2,381	AES Corp.	96,600		918
Apple, Inc.	62,914	6,124	American Electric Power Co., Inc.	17,854		1,088
Applied Materials, Inc.	124,161	2,192	AT&T, Inc.	106,776		3,850
ARM Holdings PLC - ADR	32,557	1,403	Dominion Resources, Inc.	2,116		153
Arrow Electronics, Inc.(Æ)	1,720	89	Duke Energy Corp.	3,240		244
Avago Technologies, Ltd. Class A	3,593	480	Exelon Corp.	34,138		1,010
Avnet, Inc.	5,300	212	NextEra Energy, Inc.	20,585		2,299
Broadcom Corp. Class A	745	41	PG&E Corp.	3,949		217
Brocade Communications Systems, Inc.	6,500	52	PPL Corp.	880		31
CACI International, Inc. Class A(Æ)	300	25	Sempra Energy	314		30
Cadence Design Systems, Inc.(Æ)	10,300	201	Southern Co. (The)	12,219		598
CDW Corp.	1,200	46	Verizon Communications, Inc.	73,944		3,694
Cisco Systems, Inc.	158,227	3,764				14,132
Citrix Systems, Inc.(Æ)	1,100	78
Cognizant Technology Solutions Corp. Class			Total Common Stocks
A(Æ)	802	51	(cost $315,759)			338,605
Corning, Inc.	57,366	1,067
Cypress Semiconductor Corp.(Æ)	74,200	583	Short-Term Investments - 4.5%
Electronic Arts, Inc.(Æ)	410	26	Russell U.S. Cash Management Fund	16,400,648	(8)	16,401
EMC Corp.	58,589	1,451	Total Short-Term Investments
Facebook, Inc. Class A(Æ)	32,270	3,621	(cost $16,401)			16,401
Gartner, Inc.(Æ)	1,300	114
GoDaddy, Inc. Class A(Æ)	1,400	43	Total Investments 98.5%
Hewlett Packard Enterprise Co.(Æ)	16,734	230	(identified cost $332,160)			355,006
HP, Inc.	6,408	62

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 31

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Other Assets and Liabilities, Net
- 1.5%	5,383
Net Assets - 100.0%	360,389

See accompanying notes which are an integral part of this quarterly report.

32 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		171	USD	16,502	03/16	(995)
S&P E-Mini Industrial Select Sector Index Futures		36	USD	1,791	03/16	(126)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(1,121)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$53,251	$—			$—	$53,251
Consumer Staples	20,281	—			—	20,281
Energy	23,951	—			—	23,951
Financial Services	74,074	—			—	74,074
Health Care	52,379	—			—	52,379
Materials and Processing	11,007	—			—	11,007
Producer Durables	30,125	—			—	30,125
Technology	59,405	—			—	59,405
Utilities	14,132	—			—	14,132
Short-Term Investments	—	16,401			—	16,401
Total Investments	338,605	16,401			—	355,006

Other Financial Instruments
Futures Contracts	(1,121)	—			—	(1,121)
Total Other Financial Instruments*	$(1,121)	$—			$—	$(1,121)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 33

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Common Stocks - 94.7%				O'Reilly Automotive, Inc.(Æ)	2,677	698
Consumer Discretionary - 13.1%				Pandora Media, Inc.(Æ)	26,036	253
Advance Auto Parts, Inc.	2,371		361	Party City Holdco, Inc.(Æ)(Ñ)	20,497	197
AMC Networks, Inc. Class A(Æ)	2,100		153	Penske Automotive Group, Inc.	2,292	72
American Axle & Manufacturing Holdings,				Polaris Industries, Inc.	2,932	216
Inc.(Æ)	3,100		40	Pool Corp.	3,893	329
Aramark	1,491		48	PVH Corp.	3,761	276
AutoZone, Inc.(Æ)	597		458	Ralph Lauren Corp. Class A	6,900	776
Avis Budget Group, Inc.(Æ)	8,295		218	Restoration Hardware Holdings, Inc.(Æ)	4,287	264
BorgWarner, Inc.	197		6	Ross Stores, Inc.	9,470	533
Brunswick Corp.	7,335		292	Royal Caribbean Cruises, Ltd.	10,866	891
Cable One, Inc.(Æ)	231		99	Service Corp. International	970	23
CarMax, Inc.(Æ)	807		36	ServiceMaster Global Holdings, Inc.(Æ)	4,543	192
Carter's, Inc.	1,470		143	Signet Jewelers, Ltd.	4,434	514
Choice Hotels International, Inc.	5,000		219	Sirius XM Holdings, Inc.(Æ)(Ñ)	148,846	551
Churchill Downs, Inc.(Æ)	2,577		356	Six Flags Entertainment Corp.	3,791	191
Cinemark Holdings, Inc.	9,463		279	Skechers U.S.A., Inc. Class A(Æ)	5,550	156
ClubCorp Holdings, Inc.	36,909		442	Starwood Hotels & Resorts Worldwide, Inc.	115	7
Coty, Inc. Class A(Æ)	267		7	Starz Class A(Æ)	846	24
Darden Restaurants, Inc.	13,590		857	Tenneco, Inc.(Æ)	6,708	256
Delphi Automotive PLC	930		60	Thor Industries, Inc.	363	19
Dick's Sporting Goods, Inc.	11,000		430	Toll Brothers, Inc.(Æ)	12,231	338
Discovery Communications, Inc. Class A(Æ)	312		9	Tractor Supply Co.	56	5
Discovery Communications, Inc. Class C(Æ)	333		9	TripAdvisor, Inc.(Æ)	2,119	141
Dollar Tree, Inc.(Æ)	2,787		227	Under Armour, Inc. Class A(Æ)	68	6
DR Horton, Inc.	6,432		177	Vail Resorts, Inc.	2,542	318
Dunkin' Brands Group, Inc.(Ñ)	4,359		172	Visteon Corp.(Æ)	616	41
Expedia, Inc.	2,795		282	Wendy's Co. (The)	2,167	22
Foot Locker, Inc.	3,012		203	Whirlpool Corp.	5,900	793
Goodyear Tire & Rubber Co. (The)	7,001		199	Wyndham Worldwide Corp.	1,013	66
Graham Holdings Co. Class B	14		7			21,563
H&R Block, Inc.	385		13
Hanesbrands, Inc.	1,492		46	Consumer Staples - 3.7%
Harley-Davidson, Inc.	160		6	Bunge, Ltd.	14,270	885
Harman International Industries, Inc.	5,855		436	Campbell Soup Co.	5,101	288
Hilton Worldwide Holdings, Inc.	12,700		226	Casey's General Stores, Inc.	600	72
Hyatt Hotels Corp. Class A(Æ)(Ñ)	3,264		126	Church & Dwight Co., Inc.	2,417	203
International Game Technology PLC	264		4	Clorox Co. (The)	1,658	214
Jarden Corp.(Æ)	199		11	Coca-Cola Enterprises, Inc.	157	7
John Wiley & Sons, Inc. Class A(Æ)	9,200		385	ConAgra Foods, Inc.	607	25
Johnson Controls, Inc.	20,500		735	Constellation Brands, Inc. Class A	1,589	242
La Quinta Holdings, Inc.(Æ)	12,393		141	Dr Pepper Snapple Group, Inc.	4,753	446
Lamar Advertising Co. Class A(ö)	3,179		178	Edgewell Personal Care Co.	62	4
Lear Corp.	4,780		496	Flowers Foods, Inc.	786	16
Liberty Media Corp. Class A(Æ)	17,900		655	Herbalife, Ltd.(Æ)	215	10
Liberty Ventures Class A(Æ)	4,356		171	Hershey Co. (The)	56	5
Lions Gate Entertainment Corp.	420		11	Hormel Foods Corp.	5,779	465
Live Nation Entertainment, Inc.(Æ)	1,971		45	Ingredion, Inc.	258	26
LKQ Corp.(Æ)	25,512		699	Kroger Co. (The)	11,258	437
Marriott International, Inc. Class A(Ñ)	8,900		545	McCormick & Co., Inc.	2,378	209
MGM Resorts International(Æ)	21,512		432	Mead Johnson Nutrition Co. Class A	1,074	78
Mobileye NV(Æ)(Ñ)	8,007		217	Molson Coors Brewing Co. Class B	296	27
Mohawk Industries, Inc.(Æ)	72		12	Monster Beverage Corp.(Æ)	1,545	209
MSG Networks, Inc.(Æ)	595		10	Pilgrim's Pride Corp.(Æ)	1,073	24
Murphy USA, Inc.(Æ)	4,700		272	Pinnacle Foods, Inc.	12,425	533
New York Times Co. (The) Class A	3,700		49	Rite Aid Corp.(Æ)	11,038	86
News Corp. Class A	55,700		722	Spectrum Brands Holdings, Inc.	1,829	174
Nielsen Holdings PLC(Æ)	2,748		132	Sysco Corp.	18,407	733
Norwegian Cruise Line Holdings, Ltd.(Æ)	14,077		639	Tyson Foods, Inc. Class A	6,550	349
NVR, Inc.(Æ)	116		192	United Natural Foods, Inc.(Æ)	6,731	236

See accompanying notes which are an integral part of this quarterly report.

34 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
WhiteWave Foods Co. (The) Class A(Æ)	576	22	Equinix, Inc.(ö)	87	27
		6,025	Equity LifeStyle Properties, Inc. Class A(ö)	2,730	180
			Everest Re Group, Ltd.	4,740	848
Energy - 6.0%			Extra Space Storage, Inc.(ö)	2,291	208
Cabot Oil & Gas Corp.	40,400	838	FactSet Research Systems, Inc.	1,080	163
FMC Technologies, Inc.(Æ)	16,600	418	First Republic Bank	2,400	163
Frank's International NV	8,400	123	Four Corners Property Trust, Inc.(Æ)	4,529	77
Hess Corp.	21,900	931	Gaming and Leisure Properties, Inc.(ö)	6,524	170
HollyFrontier Corp.	18,400	643	General Growth Properties, Inc.(ö)	32,000	897
Kosmos Energy, Ltd.(Æ)	15,600	71	Global Payments, Inc.	5,480	323
Marathon Petroleum Corp.	15,400	644	Great Western Bancorp, Inc.	3,300	86
NextEra Energy Partners, LP(Ñ)	28,000	756	Hartford Financial Services Group, Inc.	24,300	976
Noble Energy, Inc.	40,500	1,311	HCP, Inc.(ö)	5,799	208
Patterson-UTI Energy, Inc.	56,700	815	Health Care REIT, Inc.(Æ)(ö)	1,957	122
PBF Energy, Inc. Class A	12,200	427	Home BancShares, Inc.	3,600	139
Phillips 66(Æ)	1,900	152	Huntington Bancshares, Inc.	32,100	275
Pioneer Natural Resources Co.	10,950	1,357	Intercontinental Exchange, Inc.	3,550	937
Range Resources Corp.(Ñ)	5,997	177	Invesco, Ltd.	41,400	1,239
Tesoro Corp.	6,190	540	KeyCorp	34,700	387
Valero Energy Corp.	4,500	305	Kilroy Realty Corp.(ö)	5,800	324
Western Refining, Inc.	600	20	Kimco Realty Corp.(ö)	19,400	527
Whiting Petroleum Corp.(Æ)	6,217	46	Lazard, Ltd. Class A	35,400	1,274
World Fuel Services Corp.	8,830	344	Lincoln National Corp.	16,600	655
		9,918	Markel Corp.(Æ)	4	3
			MB Financial, Inc.	19,800	616
Financial Services - 27.0%			McGraw Hill Financial, Inc.	4,935	420
Alliance Data Systems Corp.(Æ)	2,541	508	MFA Financial, Inc.(ö)	29,571	188
Allstate Corp. (The)	21,100	1,279	Mid-America Apartment Communities, Inc.
American Homes 4 Rent Class A(ö)	11,255	169	(ö)	545	51
Ameriprise Financial, Inc.	12,000	1,088	Morningstar, Inc.	2,100	169
AmTrust Financial Services, Inc.	8,538	488	Northern Trust Corp.	13,700	851
Apartment Investment & Management Co.			OneMain Holdings, Inc.(Æ)	4,800	127
Class A(ö)	902	35	PartnerRe, Ltd.	1,311	184
Arch Capital Group, Ltd.(Æ)	10,600	716	Post Properties, Inc.(ö)	5,000	286
AvalonBay Communities, Inc.(ö)	5,410	928	PRA Group, Inc.(Æ)(Ñ)	6,708	200
Axis Capital Holdings, Ltd.	2,100	113	Principal Financial Group, Inc.	18,900	718
BankUnited, Inc.	12,300	415	Progressive Corp. (The)	33,200	1,038
BB&T Corp.	1,100	36	Prologis, Inc.(ö)	18,900	746
Bancorp, Inc.(Æ)	2,200	33	Public Storage(ö)	1,478	375
Blackhawk Network Holdings, Inc. Class			Raymond James Financial, Inc.	20,443	896
A(Æ)	10,668	402	Regency Centers Corp.(ö)	8,700	630
Boston Properties, Inc.(ö)	6,140	714	Regions Financial Corp.	54,000	438
Brandywine Realty Trust(ö)	14,900	191	Reinsurance Group of America, Inc. Class A	4,800	404
Brixmor Property Group, Inc.(ö)	38,305	1,020	Renaissance Holdings, Ltd.	3,165	357
Capital One Financial Corp.	5,400	354	Signature Bank(Æ)	5,054	704
CBOE Holdings, Inc.	1,133	75	SL Green Realty Corp.(ö)	3,400	328
CBRE Group, Inc. Class A(Æ)	9,815	275	Starwood Property Trust, Inc.(ö)	4,072	78
Charles Schwab Corp. (The)	6,200	158	SunTrust Banks, Inc.	19,400	710
Chimera Investment Corp.(ö)	6,933	86	Synchrony Financial(Æ)	12,200	347
Citizens Financial Group, Inc.	32,000	680	Tanger Factory Outlet Centers, Inc.(ö)	3,943	126
Comerica, Inc.	27,300	936	Taubman Centers, Inc.(ö)	9,147	650
Corporate Office Properties Trust(ö)	27,500	613	TCF Financial Corp.	24,921	299
Crown Castle International Corp.(ö)	10,271	885	TD Ameritrade Holding Corp.	13,400	370
Discover Financial Services	9,100	417	Two Harbors Investment Corp.(ö)	20,094	153
Douglas Emmett, Inc.(ö)	16,300	482	Umpqua Holdings Corp.	58,400	846
Dun & Bradstreet Corp. (The)	5,390	530	Unum Group	21,800	624
E*Trade Financial Corp.(Æ)	24,100	568	Validus Holdings, Ltd.	4,019	178
East West Bancorp, Inc.	16,000	519	Vantiv, Inc. Class A(Æ)	6,203	292
Empire State Realty Trust, Inc. Class A(ö)	9,268	153	Vornado Realty Trust(ö)	3,900	345
Equifax, Inc.	3,377	357	Voya Financial, Inc.	20,000	612

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 35

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Webster Financial Corp.	7,420	246	Bemis Co., Inc.	2,635	126
Weingarten Realty Investors(ö)	8,000	279	Cabot Corp.	4,600	186
Western Alliance Bancorp(Æ)	2,100	68	Caesarstone Sdot-Yam, Ltd.(Æ)	9,640	362
Western Union Co. (The)	11,045	197	Chemtura Corp.(Æ)	4,112	108
WEX, Inc.(Æ)	4,323	314	Crown Holdings, Inc.(Æ)	9,010	413
Willis Towers Watson PLC	12,279	1,406	Graphic Packaging Holding Co.	12,000	136
XL Group PLC Class A	28,400	1,030	Hexcel Corp.	6,505	269
		44,327	Ingersoll-Rand PLC	14,400	741
			Lennox International, Inc. Class 2	920	110
Health Care - 10.5%			Martin Marietta Materials, Inc.	1,000	126
Agilent Technologies, Inc.	25,400	956	MRC Global, Inc.(Æ)	3,100	31
Allscripts Healthcare Solutions, Inc.(Æ)	13,800	190	Owens-Illinois, Inc.(Æ)	9,000	117
AmerisourceBergen Corp. Class A	7,246	649	PPG Industries, Inc.	2,670	254
Anthem, Inc.	2,760	360	Scotts Miracle-Gro Co. (The) Class A	500	34
Baxalta, Inc.	8,600	344	Sherwin-Williams Co. (The)	1,860	476
BioMarin Pharmaceutical, Inc.(Æ)	3,049	226	Silgan Holdings, Inc.	268	14
Boston Scientific Corp.(Æ)	21,200	372	Sonoco Products Co.	1,099	43
Bruker Corp.(Æ)	6,700	149	Valmont Industries, Inc.	134	14
Cardinal Health, Inc.	8,882	723	WestRock Co.	30,660	1,082
Charles River Laboratories International,					5,438
Inc.(Æ)	3,500	260
Cigna Corp.	11,300	1,510	Producer Durables - 10.9%
CR Bard, Inc.	2,242	411	Alaska Air Group, Inc.	682	48
DaVita HealthCare Partners, Inc.(Æ)	2,259	152	AO Smith Corp.	5,537	387
Dentsply International, Inc.	3,289	194	Avery Dennison Corp.	884	54
Edwards Lifesciences Corp.(Æ)	4,780	374	Booz Allen Hamilton Holding Corp. Class A	5,835	165
Endo International PLC(Æ)	9,536	529	BWX Technologies, Inc.	16,000	479
Envision Healthcare Holdings, Inc.(Æ)	10,923	241	Carlisle Cos., Inc.	3,659	306
ExamWorks Group, Inc.(Æ)	22,204	610	CEB, Inc.	5,997	354
Henry Schein, Inc.(Æ)	1,345	204	CH Robinson Worldwide, Inc.	5,700	369
HMS Holdings Corp.(Æ)	20,531	247	Cintas Corp.(Æ)	332	28
Intuitive Surgical, Inc.(Æ)	670	362	CoStar Group, Inc.(Æ)	2,441	428
Laboratory Corp. of America Holdings(Æ)	1,692	190	CSX Corp.	4,200	97
LivaNova PLC(Æ)	9,716	544	Delta Air Lines, Inc.	700	31
Magellan Health, Inc.(Æ)	1,200	68	Dycom Industries, Inc.(Æ)	6,023	399
Medicines Co. (The)(Æ)(Ñ)	8,930	309	EMCOR Group, Inc.	500	23
Pacira Pharmaceuticals, Inc.(Æ)(Ñ)	9,658	574	Expeditors International of Washington, Inc.	8,538	385
Patterson Cos., Inc.	8,000	340	Genpact, Ltd.(Æ)	10,897	261
PerkinElmer, Inc.	6,505	314	HD Supply Holdings, Inc.(Æ)	11,600	305
Perrigo Co. PLC	5,040	729	Hub Group, Inc. Class A(Æ)	2,500	76
Qiagen NV(Æ)	29,380	667	Hubbell, Inc.(Æ)	8,100	732
Quest Diagnostics, Inc.	1,408	92	Huntington Ingalls Industries, Inc.	2,790	357
Quintiles Transnational Holdings, Inc.(Æ)	9,800	596	ITT Corp.	16,400	532
Sirona Dental Systems, Inc.(Æ)	5,420	576	JB Hunt Transport Services, Inc.	7,200	523
St. Jude Medical, Inc.	4,800	254	JetBlue Airways Corp.(Æ)	8,369	178
STERIS PLC(Æ)	6,600	457	KBR, Inc.	23,600	337
Stryker Corp.	3,160	313	Korn/Ferry International	16,466	507
Teleflex, Inc.(Ñ)	1,295	176	Landstar System, Inc.	3,400	195
Tornier NV(Æ)	12,078	241	Lexmark International, Inc. Class A	9,200	260
Varian Medical Systems, Inc.(Æ)	2,400	185	Macquarie Infrastructure Corp.	11,035	740
Vertex Pharmaceuticals, Inc.(Æ)	5,285	480	ManpowerGroup, Inc.	8,500	649
WebMD Health Corp. Class A(Æ)	5,423	277	MAXIMUS, Inc.	8,040	429
Zimmer Biomet Holdings, Inc.	5,080	504	Mobile Mini, Inc.	16,669	432
Zoetis, Inc. Class A	8,000	344	MSC Industrial Direct Co., Inc. Class A	2,651	172
		17,293	Northrop Grumman Corp.	1,980	366
			On Assignment, Inc.(Æ)	11,236	434
Materials and Processing - 3.3%			Orbital ATK, Inc.	5,538	500
Ashland, Inc.	6,200	588	Oshkosh Corp.	20,100	662
Ball Corp.	357	24	Paychex, Inc.	9,100	436
Beacon Roofing Supply, Inc.(Æ)	4,546	184	Pentair PLC(Ñ)	2,813	133

See accompanying notes which are an integral part of this quarterly report.

36 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Republic Services, Inc. Class A	10,045	439		SBA Communications Corp. Class A(Æ)	8,688		863
Rockwell Automation, Inc.	5,300	506		Skyworks Solutions, Inc.	6,481		447
Rockwell Collins, Inc.	3,400	275		Symantec Corp.	39,900		792
Ryder System, Inc.	6,513	346		Synchronoss Technologies, Inc.(Æ)	28,804		883
Snap-on, Inc.	2,948	476		Synopsys, Inc.(Æ)	16,800		721
Stericycle, Inc.(Æ)	1,023	123		VMware, Inc. Class A(Æ)(Ñ)	1,200		55
Textron, Inc.	18,700	640		Western Digital Corp.(Ñ)	14,350		689
Toro Co. (The)	1,257	94		Workday, Inc. Class A(Æ)	4,600		290
Trimble Navigation, Ltd.(Æ)	11,748	227		Zynga, Inc. Class A(Æ)	127,000		312
Triumph Group, Inc.	4,800	122					21,369
Tyco International PLC	15,400	530
United Rentals, Inc.(Æ)	4,603	221		Utilities - 7.2%
Wabtec Corp.	4,240	271		AGL Resources, Inc.(Æ)	3,030		193
WageWorks, Inc.(Æ)	17,904	801		Ameren Corp.	31,400		1,411
Waste Connections, Inc.	107	6		American Electric Power Co., Inc.	12,400		756
Xylem, Inc.	3,500	126		American Water Works Co., Inc.	5,200		338
		17,972		CMS Energy Corp.	18,300		712
				DTE Energy Co.	5,200		442
Technology - 13.0%				Edison International	22,800		1,409
Amdocs, Ltd.	8,818	483		Exelon Corp.	39,500		1,168
Applied Materials, Inc.	52,400	925		FirstEnergy Corp.	15,600		516
ARRIS International PLC(Æ)	4,527	115		Gogo, Inc.(Æ)(Ñ)	50,735		738
Arrow Electronics, Inc.(Æ)	8,900	459		Pepco Holdings, Inc.	2,822		75
Aspen Technology, Inc.(Æ)	4,696	152		PG&E Corp.	1,900		104
Avnet, Inc.	15,469	618		Pinnacle West Capital Corp.	4,800		318
Black Knight Financial Services, Inc. Class				Public Service Enterprise Group, Inc.	13,100		541
A(Æ)	8,741	264		Sempra Energy	24,530		2,324
Brocade Communications Systems, Inc.	63,220	504		TECO Energy, Inc.	7,019		190
Cadence Design Systems, Inc.(Æ)	16,360	320		Xcel Energy, Inc.	15,300		585
CDW Corp.	7,300	281					11,820
Ciena Corp.(Æ)	1,200	21
Cypress Semiconductor Corp.(Æ)(Ñ)	169,100	1,329		Total Common Stocks
DigitalGlobe, Inc.(Æ)	13,489	177		(cost $163,798)			155,725
DST Systems, Inc.	1,611	170
F5 Networks, Inc.(Æ)	3,444	323	Short	-Term Investments - 4.4%
Gartner, Inc.(Æ)	2,599	228		Russell U.S. Cash Management Fund	7,206,782	(8)	7,207
GoDaddy, Inc. Class A(Æ)(Ñ)	4,500	137		Total Short-Term Investments
Groupon, Inc. Class A(Æ)(Ñ)	61,567	167		(cost $7,207)			7,207
Harris Corp.	11,700	1,018
IMS Health Holdings, Inc.(Æ)	11,279	261		Other Securities - 4.2%
Ingram Micro, Inc. Class A	21,500	606		Russell U.S. Cash Collateral Fund(×)	6,887,965	(8)	6,888
Intersil Corp. Class A	72,500	942		Total Other Securities
InterXion Holding(Æ)	17,402	547		(cost $6,888)			6,888
Intuit, Inc.	3,300	315
JDS Uniphase Corp.(Æ)	31,900	159		Total Investments 103.3%
Juniper Networks, Inc.	34,150	806		(identified cost $177,893)			169,820
KLA-Tencor Corp.	8,500	569
Leidos Holdings, Inc.(Ñ)	12,500	576		Other Assets and Liabilities, Net
Marvell Technology Group, Ltd.	61,500	544	-	(3.3%)			(5,503)
Maxim Integrated Products, Inc.	25,600	855		Net Assets - 100.0%			164,317
Mentor Graphics Corp.	21,160	368
Motorola Solutions, Inc.	264	18
NCR Corp.(Æ)	8,800	188
NetApp, Inc.	26,830	588
NETGEAR, Inc.(Æ)	1,900	71
Nuance Communications, Inc.(Æ)	22,400	395
ON Semiconductor Corp.(Æ)	26,800	229
Palo Alto Networks, Inc.(Æ)	610	91
Polycom, Inc.(Æ)	32,900	335
Sabre Corp.	6,350	163

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 37

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures		60	USD	7,889	03/16	(201)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(201)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$21,563	$—			$—	$21,563
Consumer Staples	6,025	—			—	6,025
Energy	9,918	—			—	9,918
Financial Services	44,327	—			—	44,327
Health Care	17,293	—			—	17,293
Materials and Processing	5,438	—			—	5,438
Producer Durables	17,972	—			—	17,972
Technology	21,369	—			—	21,369
Utilities	11,820	—			—	11,820
Short-Term Investments	—	7,207			—	7,207
Other Securities	—	6,888			—	6,888
Total Investments	155,725	14,095			—	169,820

Other Financial Instruments
Futures Contracts	(201)	—			—	(201)
Total Other Financial Instruments*	$(201)	$—			$—	$(201)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

38 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.3%			Gentherm, Inc.(Æ)	62,850	2,515
Consumer Discretionary - 14.1%			G-III Apparel Group, Ltd.(Æ)	74,922	3,698
2U, Inc.(Æ)(Ñ)	36,353	734	Graham Holdings Co. Class B	500	242
A H Belo Corp. Class A	39,868	238	Grand Canyon Education, Inc.(Æ)	5,490	207
Abercrombie & Fitch Co. Class A(Ñ)	18,201	478	Gray Television, Inc.(Æ)	140,307	1,845
AMC Entertainment Holdings, Inc. Class A	136,218	2,970	Group 1 Automotive, Inc.	7,000	376
American Woodmark Corp.(Æ)	15,809	1,091	Guess?, Inc.	7,800	145
Angie's List, Inc.(Æ)(Ñ)	87,464	743	Habit Restaurants, Inc. (The) Class A(Æ)(Ñ)	58,401	1,199
Ascena Retail Group, Inc.(Æ)	67,700	500	Hemisphere Media Group, Inc. Class A(Æ)
Barnes & Noble Education, Inc.(Æ)	94,523	1,042	(Ñ)	27,019	389
Bassett Furniture Industries, Inc.	30,759	920	Horizon Global Corp.(Æ)	404,799	3,866
Beazer Homes USA, Inc.(Æ)	53,717	459	IMAX Corp.(Æ)(Ñ)	26,906	836
Belmond, Ltd. Class A(Æ)	156,696	1,326	Instructure, Inc.(Æ)	32,926	571
Bloomin' Brands, Inc.	119,828	2,116	Interval Leisure Group, Inc.(Ñ)	31,835	375
Bob Evans Farms, Inc.	62,436	2,556	Isle of Capri Casinos, Inc.(Æ)	106,108	1,343
Boyd Gaming Corp.(Æ)	49,159	876	J Alexander's Holdings, Inc.(Æ)	289,150	2,727
Bravo Brio Restaurant Group, Inc.(Æ)	46,773	403	Jack in the Box, Inc.	66,686	5,178
Brinker International, Inc.	68,094	3,387	John Wiley & Sons, Inc. Class A(Æ)	13,000	543
Brunswick Corp.	10,100	402	Johnson Outdoors, Inc. Class A	7,101	153
Burlington Stores, Inc.(Æ)	23,546	1,265	Journal Media Group, Inc. Class W	25,247	303
Cabela's, Inc.(Æ)(Ñ)	58,887	2,477	K12, Inc.(Æ)	7,400	68
CalAtlantic Group, Inc.	20,167	655	KAR Auction Services, Inc.	57,400	1,918
Caleres, Inc.	45,288	1,217	KB Home(Ñ)	91,658	995
Callaway Golf Co.	181,341	1,580	Kirkland's, Inc.	50,396	596
Capella Education Co.	4,699	206	Krispy Kreme Doughnuts, Inc.(Æ)	188,191	2,759
Carmike Cinemas, Inc.(Æ)	282,173	6,259	Lands' End, Inc.(Æ)(Ñ)	32,510	708
Carrols Restaurant Group, Inc.(Æ)	71,501	955	La-Z-Boy, Inc. Class Z	26,195	562
Carter's, Inc.	29,315	2,850	Lear Corp.	3,150	327
Cheesecake Factory, Inc. (The)	57,531	2,779	Lee Enterprises, Inc.(Æ)(Ñ)	589,747	855
Cherokee, Inc.(Æ)	61,717	1,011	Libbey, Inc.	142,100	2,274
Chico's FAS, Inc.	343,389	3,568	Liberty TripAdvisor Holdings, Inc. Class
Children's Place, Inc. (The)	37,453	2,438	A(Æ)	56,993	1,273
Christopher & Banks Corp.(Æ)(Ñ)	331,641	574	Liberty Ventures Class A(Æ)	176,800	6,954
Churchill Downs, Inc.(Æ)	31,922	4,410	Lindblad Expeditions Holdings, Inc.(Æ)	97,818	980
Chuy's Holdings, Inc.(Æ)(Ñ)	90,830	3,105	Lithia Motors, Inc. Class A	40,965	3,137
Cinemark Holdings, Inc.	17,000	501	Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	178,981	2,311
Citi Trends, Inc.	95,159	1,966	Malibu Boats, Inc. Class A(Æ)	89,352	1,168
Cooper-Standard Holding, Inc.(Æ)	13,507	936	Marchex, Inc. Class B	70,833	271
Coupons.com, Inc.(Æ)(Ñ)	13,263	81	MarineMax, Inc.(Æ)	65,879	1,114
Crocs, Inc.(Æ)	54,300	500	Marriott Vacations Worldwide Corp.	12,700	627
Crown Media Holdings, Inc. Class A(Æ)	291,108	1,307	Matthews International Corp. Class A	30,100	1,502
Del Frisco's Restaurant Group, Inc.(Æ)	158,781	2,515	MDC Partners, Inc. Class A(Ñ)	535,282	10,459
Del Taco Restaurants, Inc.(Æ)(Ñ)	231,080	2,235	Media General, Inc.(Æ)	106,736	1,733
Delta Apparel, Inc.(Æ)	40,300	486	Meredith Corp.	132,941	5,625
Denny's Corp.(Æ)	142,600	1,336	Meritage Homes Corp.(Æ)	45,250	1,494
Destination XL Group, Inc.(Æ)	60,100	258	Monarch Casino & Resort, Inc.(Æ)	61,540	1,274
Domino's Pizza, Inc.	16,473	1,877	Motorcar Parts of America, Inc.(Æ)	86,293	2,966
Duluth Holdings, Inc.(Æ)	40,569	670	Movado Group, Inc.	70,083	1,801
Eldorado Resorts, Inc.(Æ)	103,674	1,070	National CineMedia, Inc.	36,100	565
Entercom Communications Corp. Class A(Æ)	61,706	647	Nautilus, Inc.(Æ)	50,119	976
Entravision Communications Corp. Class A	192,017	1,432	New York Times Co. (The) Class A	85,890	1,135
Ethan Allen Interiors, Inc.(Ñ)	105,475	2,816	Nexstar Broadcasting Group, Inc. Class A	32,075	1,450
EW Scripps Co. (The) Class A	310,017	5,884	Noodles & Co. Class A(Æ)(Ñ)	97,207	1,170
Federal-Mogul Holdings Corp.(Æ)	53,133	253	Ollie's Bargain Outlet Holdings, Inc.(Æ)	39,870	891
Fenix Parts, Inc.(Æ)(Ñ)	16,855	84	Papa John's International, Inc.	11,200	535
Fiesta Restaurant Group, Inc.(Æ)	138,261	5,033	Peak Resorts, Inc.(Æ)(Ñ)	192,450	1,057
Finish Line, Inc. (The) Class A	137,771	2,609	Penn National Gaming, Inc.(Æ)	88,843	1,255
Francesca's Holdings Corp.(Æ)	42,095	767	Penske Automotive Group, Inc.	2,300	72
FTD Cos., Inc.(Æ)	161,343	3,985	Performance Sports Group, Ltd.(Æ)	210,191	1,503
Full House Resorts, Inc.(Æ)	582,885	839	Perry Ellis International, Inc.(Æ)	14,602	278

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 39

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Pinnacle Entertainment, Inc.(Æ)	38,418	1,173	J&J Snack Foods Corp.	52,840	5,706
Pool Corp.	84,327	7,126	John B Sanfilippo & Son, Inc.(Æ)	17,951	1,077
PriceSmart, Inc.	28,597	2,189	Lancaster Colony Corp.	11,050	1,124
QuinStreet, Inc.(Æ)	27,800	106	Limoneira Co.(Ñ)	89,000	1,120
Radio One, Inc. Class D(Æ)	480,280	692	MGP Ingredients, Inc.	40,512	907
Rentrak Corp.(Æ)(Ñ)	19,930	886	National Beverage Corp.(Æ)	31,609	1,307
Rosetta Stone, Inc.(Æ)	12,727	85	Natural Health Trends Corp.(Ñ)	104,641	2,088
Scholastic Corp.(Ñ)	47,203	1,620	Nature's Sunshine Products, Inc.	3,876	33
Scientific Games Corp. Class A(Æ)(Ñ)	165,489	980	Omega Protein Corp.(Æ)	107,704	2,433
SeaWorld Entertainment, Inc.(Ñ)	58,104	1,107	Post Holdings, Inc.(Æ)	40,590	2,374
Select Comfort Corp.(Æ)	47,259	995	Primo Water Corp.(Æ)	72,564	676
Sequential Brands Group, Inc.(Æ)(Ñ)	106,900	688	Sanderson Farms, Inc.(Ñ)	27,943	2,269
Shoe Carnival, Inc.	9,500	220	SpartanNash Co.	245,169	5,031
Six Flags Entertainment Corp.	36,100	1,815	SUPERVALU, Inc.(Æ)	278,295	1,266
Skechers U.S.A., Inc. Class A(Æ)	100,567	2,835	Synutra International, Inc.(Æ)(Ñ)	24,801	123
Smith & Wesson Holding Corp.(Æ)	60,896	1,313	Tootsie Roll Industries, Inc.(Ñ)	25,301	830
Sportsman's Warehouse Holdings, Inc.(Æ)	57,566	755	Universal Corp.(Ñ)	39,272	2,149
Stamps.com, Inc.(Æ)	32,450	3,044	USANA Health Sciences, Inc.(Æ)	16,540	2,099
Standard Motor Products, Inc.	102,793	3,835	Weis Markets, Inc.	8,413	342
Starz Class A(Æ)	30,892	878			71,572
Steven Madden, Ltd.(Æ)	39,810	1,285
Stoneridge, Inc.(Æ)	70,774	800	Energy - 2.1%
Superior Uniform Group, Inc.	157,380	2,806	Approach Resources, Inc.(Æ)(Ñ)	459,900	593
Tailored Brands, Inc.(Æ)	115,632	1,585	Basic Energy Services, Inc.(Æ)(Ñ)	212,849	490
Tenneco, Inc.(Æ)	70,473	2,693	Bill Barrett Corp.(Æ)(Ñ)	716,042	2,649
Texas Roadhouse, Inc. Class A	50,223	1,850	Bonanza Creek Energy, Inc.(Æ)(Ñ)	391,454	1,116
Thor Industries, Inc.	57,111	2,994	Callon Petroleum Co.(Æ)	103,459	709
Tilly's, Inc. Class A(Æ)	96,596	627	CARBO Ceramics, Inc.(Ñ)	28,073	465
Time, Inc.(Æ)	148,906	2,234	Carrizo Oil & Gas, Inc.(Æ)	66,909	1,815
TiVo, Inc.(Æ)	76,000	606	Diamondback Energy, Inc.(Æ)	12,100	914
Tower International, Inc.(Æ)	21,722	500	Green Plains, Inc.	155,191	2,941
Townsquare Media, Inc. Class A(Æ)(Ñ)	267,354	2,513	Gulf Island Fabrication, Inc.	23,686	207
TRI Pointe Group, Inc.(Æ)	171,843	1,811	Gulfport Energy Corp.(Æ)	45,900	1,356
Tribune Publishing Co.	50,800	474	Independence Contract Drilling, Inc.(Æ)	97,062	393
Universal Electronics, Inc.(Æ)	1,979	99	ION Geophysical Corp.(Æ)	120,609	54
Vail Resorts, Inc.	13,030	1,629	Jones Energy, Inc. Class A(Æ)(Ñ)	175,536	370
Vista Outdoor, Inc.(Æ)	63,218	3,048	Matrix Service Co.(Æ)	35,300	669
Visteon Corp.(Æ)	4,300	288	McDermott International, Inc.(Æ)(Ñ)	631,456	1,743
VOXX International Corp. Class A(Æ)	35,686	153	Memorial Resource Development Corp.(Æ)	66,360	1,056
WCI Communities, Inc.(Æ)	13,270	278	Pacific Ethanol, Inc.(Æ)(Ñ)	283,200	988
Weight Watchers International, Inc.(Æ)(Ñ)	37,485	476	Par Petroleum Corp.(Æ)	37,215	890
West Marine, Inc.(Æ)	38,355	317	Patterson-UTI Energy, Inc.(Ñ)	371,107	5,337
William Lyon Homes Class A(Æ)(Ñ)	207,445	2,253	PBF Energy, Inc. Class A	4,800	168
ZAGG, Inc.(Æ)	71,030	655	Phillips 66 Partners, LP(Ñ)	48,742	2,763
		253,142	PowerSecure International, Inc.(Æ)	85,928	943
			QEP Resources, Inc.	80,680	1,034
Consumer Staples - 4.0%			Rice Energy, Inc.(Æ)	67,726	790
Andersons, Inc. (The)	152,479	4,469	RSP Permian, Inc.(Æ)	43,911	1,034
Boston Beer Co., Inc. Class A(Æ)	7,057	1,265	Sanchez Energy Corp.(Æ)(Ñ)	119,235	432
Cadiz, Inc.(Æ)(Ñ)	66,900	371	Synergy Resources Corp.(Æ)	206,339	1,308
Cal-Maine Foods, Inc.(Ñ)	98,457	4,969	TETRA Technologies, Inc.(Æ)	175,600	1,087
Casey's General Stores, Inc.	118,083	14,257	US Antimony Corp.(Å)(Æ)(Ñ)	1,008,972	203
Core-Mark Holding Co., Inc.	76,447	6,214	Westmoreland Coal Co.(Æ)(Ñ)	130,500	728
Diplomat Pharmacy, Inc.(Æ)(Ñ)	105,134	2,861	Willbros Group, Inc.(Æ)	292,058	567
Energizer Holdings, Inc.	24,550	787	World Fuel Services Corp.	43,900	1,710
Farmer Brothers Co.(Æ)	40,611	1,132			37,522
Flowers Foods, Inc.	9,600	197
Fresh Del Monte Produce, Inc.	22,629	923	Financial Services - 26.3%
Freshpet, Inc.(Æ)(Ñ)	66,300	394	Agree Realty Corp. (ö)	20,979	775
Inventure Foods, Inc.(Æ)(Ñ)	138,534	779	Altisource Residential Corp. (ö)	106,472	1,059

See accompanying notes which are an integral part of this quarterly report.

40 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Ambac Financial Group, Inc.(Æ)	87,448	1,228	Duke Realty Corp. (ö)	20,000	403
AMERISAFE, Inc.	29,478	1,504	DuPont Fabros Technology, Inc. (ö)	103,498	3,433
Anchor BanCorp Wisconsin, Inc.(Æ)	1,500	64	E*Trade Financial Corp.(Æ)	4,800	113
Ares Commercial Real Estate Corp. (Æ)(ö)	132,200	1,409	Eagle Bancorp, Inc.(Æ)	4,771	225
Argo Group International Holdings, Ltd.	56,168	3,192	East West Bancorp, Inc.	24,100	781
Armada Hoffler Properties, Inc. (ö)	13,400	144	Easterly Government Properties, Inc. (Æ)(ö)	64,299	1,146
Ashford Hospitality Prime, Inc.(ö)	49,789	547	EastGroup Properties, Inc. (ö)	22,000	1,175
Ashford, Inc.(Æ)	18,380	976	Education Realty Trust, Inc. (ö)	69,574	2,719
Assurant, Inc.	18,500	1,504	EMC Insurance Group, Inc.	10,899	253
BancFirst Corp.	15,700	878	Employers Holdings, Inc.	76,800	1,913
BancorpSouth, Inc.	99,668	2,081	Endurance Specialty Holdings, Ltd.	55,965	3,466
Bank Mutual Corp.(Æ)	60,393	476	Enstar Group, Ltd.(Æ)	3,622	578
Bank of Marin Bancorp	800	43	Enterprise Financial Services Corp.	30,867	876
Bank of the Ozarks, Inc.	181,990	8,069	EPR Properties (ö)	40,630	2,436
Banner Corp.	3,657	152	Equity Commonwealth(Æ)(ö)	78,500	2,111
BBCN Bancorp, Inc.(Æ)	97,171	1,477	Equity One, Inc. (ö)	76,600	2,123
Berkshire Hills Bancorp, Inc.	38,644	1,074	Essent Group, Ltd.(Æ)	145,015	2,606
BGC Partners, Inc. Class A	185,700	1,699	EverBank Financial Corp.	42,074	592
Blue Hills Bancorp, Inc.	54,843	806	Evercore Partners, Inc. Class A	59,061	2,668
Bluerock Residential Growth REIT, Inc.			Fair Isaac Corp.	32,421	3,098
Class A(ö)	139,100	1,441	FBL Financial Group, Inc. Class A	3,200	195
BNC Bancorp	51,393	1,193	FBR & Co.	65,400	1,197
Boston Private Financial Holdings, Inc.	22,200	230	FCB Financial Holdings, Inc. Class A(Æ)	54,020	1,816
Brookline Bancorp, Inc.	336,253	3,753	Federated National Holding Co.	26,344	652
Bryn Mawr Bank Corp.	3,600	94	FelCor Lodging Trust, Inc. (ö)	533,065	3,710
Capital Bank Financial Corp. Class A(Æ)	39,941	1,216	Fidelity Southern Corp.	16,380	259
Capital City Bank Group, Inc.	2,877	41	First American Financial Corp.	30,000	1,031
Capital Southwest Corp.(Æ)	62,237	887	First BanCorp(Æ)	620,715	1,614
Cardinal Financial Corp.	121,700	2,321	First Busey Corp.(Æ)	38,832	716
Cardtronics, Inc.(Æ)	63,374	1,953	First Business Financial Services, Inc.	10,060	231
Cascade Bancorp(Æ)	14,206	77	First Defiance Financial Corp.	20,800	810
Cash America International, Inc.	142,685	4,272	First Financial Bancorp	236,482	3,784
CatchMark Timber Trust, Inc. Class A(ö)	171,000	1,862	First Financial Corp.	8,900	294
Cedar Realty Trust, Inc. (ö)	257,700	1,819	First Foundation, Inc.(Æ)	22,500	502
CenterState Banks, Inc.	221,937	3,149	First Industrial Realty Trust, Inc. (ö)	102,936	2,119
Central Pacific Financial Corp.	90,200	1,890	First Interstate BancSystem, Inc. Class A	58,899	1,587
Charter Financial Corp.	147,248	1,979	First Merchants Corp.	87,719	2,005
Chemical Financial Corp.	121,849	3,882	First Midwest Bancorp, Inc.	282,749	4,928
Cherry Hill Mortgage Investment Corp.(Æ)(ö)	8,414	115	First NBC Bank Holding Co.(Æ)	118,727	3,727
City Office REIT, Inc.(Æ)(ö)	100,100	1,176	FNB Corp.	631,566	7,610
CNO Financial Group, Inc.	95,500	1,662	FNFV Group(Æ)	680,383	6,382
CoBiz Financial, Inc.	117,299	1,289	Franklin Financial Network, Inc.(Æ)	30,160	839
Cohen & Steers, Inc.	118,871	3,592	Franklin Street Properties Corp. (ö)	35,904	350
Colony Capital, Inc. Class A(ö)	123,712	2,132	FRP Holdings, Inc.(Æ)(Þ)	68,931	2,093
Colony Starwood Homes(ö)	98,180	2,113	Fulton Financial Corp.	305,195	3,922
Columbia Banking System, Inc.	149,660	4,434	GEO Group, Inc. (The) (ö)	117,800	3,485
Community Bank System, Inc.	52,287	1,968	German American Bancorp, Inc.	4,951	158
Community Trust Bancorp, Inc.	15,070	525	Glacier Bancorp, Inc.	88,892	2,097
CommunityOne Bancorp(Æ)	25,663	338	Global Indemnity PLC Class A(Æ)	8,033	242
Consolidated-Tomoka Land Co.	46,258	2,149	Golub Capital BDC, Inc.(Ñ)	35,300	549
Corporate Office Properties Trust (ö)	222,532	4,962	Gramercy Property Trust (Æ)	224,561	1,642
Cowen Group, Inc. Class A(Æ)(Ñ)	524,375	1,500	Great Southern Bancorp, Inc.	6,300	250
CubeSmart (ö)	65,408	2,047	Great Western Bancorp, Inc.	39,500	1,032
Cullen/Frost Bankers, Inc.	1,219	58	Green Dot Corp. Class A(Æ)	48,794	867
Customers Bancorp, Inc.(Æ)	105,942	2,659	Greenhill & Co., Inc.	63,987	1,522
CyrusOne, Inc. (ö)	193,900	7,145	Hallmark Financial Services, Inc.(Æ)	22,780	248
CYS Investments, Inc. (ö)	283,916	1,956	Hancock Holding Co.	145,219	3,479
Diamond Hill Investment Group, Inc.(Æ)(Þ)	16,249	2,747	Hanover Insurance Group, Inc. (The)	61,655	5,024
DiamondRock Hospitality Co. (ö)	180,400	1,497	Hatteras Financial Corp.(ö)	12,000	147
Donegal Group, Inc. Class A	1,100	16	Healthcare Realty Trust, Inc. (ö)	36,100	1,048

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 41

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Heartland Financial USA, Inc.	14,107	422	PennyMac Financial Services, Inc. Class
Heartland Payment Systems, Inc.	56,082	5,164	A(Æ)	24,901	297
Hercules Technology Growth Capital, Inc.			People's Utah Bancorp(Æ)	47,250	730
(Æ)(Ñ)	133,685	1,468	Physicians Realty Trust (ö)	204,525	3,491
Heritage Financial Corp.	134,506	2,436	Pinnacle Financial Partners, Inc.	6,879	343
Heritage Insurance Holdings, Inc.(Æ)	49,430	980	Planet Payment, Inc.(Æ)	195,019	564
Hersha Hospitality Trust Class A(ö)	47,150	828	Popular, Inc.(Æ)	65,800	1,654
HFF, Inc. Class A(Æ)	131,009	3,743	Post Properties, Inc.(ö)	5,700	327
Highwoods Properties, Inc. (ö)	16,500	698	Potlatch Corp. (ö)	263,549	7,601
Home BancShares, Inc.	138,910	5,377	Preferred Bank	4,900	159
HomeTrust Bancshares, Inc.(Æ)	15,209	281	PrivateBancorp, Inc. Class A	93,024	3,500
Howard Hughes Corp. (The)(Æ)	16,060	1,526	Prosperity Bancshares, Inc.	179,731	7,621
Huntington Bancshares, Inc.	32,100	275	Provident Financial Services, Inc.	218,732	4,296
Iberiabank Corp.	86,453	4,137	Radian Group, Inc.	161,131	1,621
Independent Bank Corp.	148,329	2,246	Raymond James Financial, Inc.	9,100	399
Independent Bank Group, Inc.	10,863	325	RE/MAX Holdings, Inc. Class A	47,500	1,654
Investment Technology Group, Inc.	40,900	704	Real Industry, Inc.(Æ)	89,500	573
Investors Bancorp, Inc.	427,500	4,997	Regency Centers Corp.(ö)	7,500	543
Jack Henry & Associates, Inc.	66,054	5,362	Reinsurance Group of America, Inc. Class A	21,354	1,799
James River Group Holdings, Ltd.(Æ)	27,270	925	Renasant Corp.	1,960	62
JMP Group LLC(Ñ)	107,109	590	Retail Opportunity Investments Corp. (ö)	315,786	5,839
KCG Holdings, Inc. Class A(Æ)	86,293	882	RLI Corp.	28,400	1,684
Kearny Financial Corp.(Æ)	304,014	3,676	Rouse Properties, Inc. (Ñ)(ö)	220,900	3,866
Kemper Corp.	78,340	2,707	Ryman Hospitality Properties, Inc.(ö)	14,052	660
Kennedy-Wilson Holdings, Inc.	82,600	1,675	Sabra Health Care REIT, Inc.(ö)	102,141	1,875
Lakeland Bancorp, Inc.	59,460	667	Sandy Spring Bancorp, Inc.	6,500	173
Lakeland Financial Corp.	4,400	193	Selective Insurance Group, Inc.	172,083	5,388
LaSalle Hotel Properties (ö)	103,140	2,286	Seritage Growth Properties(Æ)(Ñ)(ö)	34,100	1,330
LCNB Corp.(Å)	85,328	1,395	ServisFirst Bancshares, Inc.	19,312	774
LendingTree, Inc.(Æ)(Ñ)	18,712	1,379	Signature Bank(Æ)	6,550	913
Mack-Cali Realty Corp. (ö)	94,848	1,972	Silver Bay Realty Trust Corp. (ö)	79,348	1,108
Maiden Holdings, Ltd.	290,874	3,723	Simmons First National Corp. Class A	2,529	112
Marcus & Millichap, Inc.(Æ)	21,491	508	South State Corp.	55,589	3,716
MarketAxess Holdings, Inc.	38,517	4,477	Southwest Bancorp, Inc.	145,382	2,434
MB Financial, Inc.	112,499	3,501	Sovran Self Storage, Inc. (ö)	15,000	1,690
Medical Properties Trust, Inc. (ö)	116,100	1,277	Starwood Property Trust, Inc.(ö)	137,419	2,616
Meridian Bancorp, Inc.	186,194	2,616	State Auto Financial Corp.(Æ)	200	4
MGIC Investment Corp.(Æ)	421,794	2,792	State Bank Financial Corp.	363,733	7,005
Moelis & Co. Class A	37,900	964	Sterling Bancorp	203,681	3,200
MoneyGram International, Inc.(Æ)	14,721	78	Stewart Information Services Corp.	24,960	885
Morningstar, Inc.	10,390	835	Stifel Financial Corp.(Æ)	27,300	913
National Bank Holdings Corp. Class A	248,378	4,891	Stock Yards Bancorp, Inc.	8,302	324
National Health Investors, Inc. (ö)	27,171	1,649	Stonegate Bank	63,702	2,017
National Storage Affiliates Trust (Æ)(ö)	108,862	1,893	STORE Capital Corp. (ö)	23,300	578
National Western Life Group, Inc. Class A(Æ)	2,893	667	Summit Hotel Properties, Inc. (ö)	70,950	720
Navigators Group, Inc. (The)(Æ)	27,700	2,427	Sun Communities, Inc. (ö)	50,023	3,331
Nelnet, Inc. Class A	6,351	206	Sunstone Hotel Investors, Inc. (ö)	16,564	197
New Residential Investment Corp. (ö)	259,132	2,952	SVB Financial Group(Æ)	1,210	123
New Senior Investment Group, Inc. (ö)	305,395	2,807	Talmer Bancorp, Inc. Class A	130,351	2,093
New York Mortgage Trust, Inc. (Ñ)(ö)	194,752	943	Tanger Factory Outlet Centers, Inc. (ö)	234,309	7,496
Newcastle Investment Corp. (ö)	227,678	811	Taubman Centers, Inc. (ö)	1,400	99
Northfield Bancorp, Inc.	136,300	2,110	Terreno Realty Corp. (ö)	72,632	1,633
Northwest Bancshares, Inc.	226,908	2,852	Territorial Bancorp, Inc.	16,541	441
OceanFirst Financial Corp.	17,281	306	THL Credit, Inc.	46,200	448
OFG Bancorp	71,335	401	Towne Bank	47,071	898
Old National Bancorp	665,672	8,201	TriCo Bancshares	48,193	1,229
OneMain Holdings, Inc.(Æ)	2,500	66	TriState Capital Holdings, Inc.(Æ)	56,276	670
Opus Bank	36,567	1,206	TrustCo Bank Corp.	202,435	1,113
Pacific Premier Bancorp, Inc.(Æ)	51,394	1,055	Two Harbors Investment Corp.(ö)	70,200	534
PacWest Bancorp	95,386	3,502	UMB Financial Corp.	81,178	3,807

See accompanying notes which are an integral part of this quarterly report.

42 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Union Bankshares Corp.	96,012	2,205	DexCom, Inc.(Æ)	8,641	616
United Community Banks, Inc.	78,600	1,420	Dynavax Technologies Corp.(Æ)(Ñ)	40,339	972
United Financial Bancorp, Inc.	258,385	2,920	Eagle Pharmaceuticals, Inc.(Æ)(Ñ)	15,800	1,136
United Fire Group, Inc.	22,065	852	Emergent BioSolutions, Inc.(Æ)	34,500	1,263
Universal Insurance Holdings, Inc.(Ñ)	62,634	1,174	Enanta Pharmaceuticals, Inc.(Æ)	54,122	1,391
Walker & Dunlop, Inc.(Æ)	22,016	527	Ensign Group, Inc. (The)	173,955	3,905
Washington Federal, Inc.	110,000	2,348	Envision Healthcare Holdings, Inc.(Æ)	27,521	608
Webster Financial Corp.	143,427	4,757	Everyday Health, Inc.(Æ)	3,600	17
WesBanco, Inc.	76,717	2,226	Exactech, Inc.(Æ)	26,664	534
Westamerica Bancorporation(Ñ)	74,995	3,275	Exelixis, Inc.(Æ)(Ñ)	177,406	820
Western Alliance Bancorp(Æ)	76,547	2,494	Fate Therapeutics, Inc.(Æ)	18,700	40
Western Asset Mortgage Capital Corp. (Ñ)(ö)	93,133	914	Five Prime Therapeutics, Inc.(Æ)	30,412	1,093
Wintrust Financial Corp.	7,500	316	Five Star Quality Care, Inc.(Æ)	59,355	151
WisdomTree Investments, Inc.(Ñ)	30,194	362	Flamel Technologies SA - ADR(Æ)	310,427	3,154
WSFS Financial Corp.	48,855	1,420	Genomic Health, Inc.(Æ)	24,429	704
Yadkin Financial Corp.	60,400	1,404	Geron Corp.(Æ)(Ñ)	179,049	546
		472,990	Globus Medical, Inc. Class A(Æ)	132,223	3,299
			Greatbatch, Inc.(Æ)	44,211	1,707
Health Care - 10.9%			Halyard Health, Inc.(Æ)	41,258	1,023
Abaxis, Inc.	35,756	1,582	HealthEquity, Inc.(Æ)	113,445	2,445
Abiomed, Inc.(Æ)	90,949	7,761	HealthSouth Corp.	76,478	2,737
Acadia Healthcare Co., Inc.(Æ)	69,294	4,229	Heron Therapeutics, Inc.(Æ)(Ñ)	28,248	593
Accuray, Inc.(Æ)(Ñ)	449,200	2,394	Heska Corp.(Æ)	28,805	1,076
Achaogen, Inc.(Æ)	7,147	26	ICON PLC(Æ)	13,177	871
Acorda Therapeutics, Inc.(Æ)	36,311	1,337	ICU Medical, Inc.(Æ)	13,600	1,309
Adamas Pharmaceuticals, Inc.(Æ)	27,188	466	Impax Laboratories, Inc.(Æ)	30,358	1,137
Addus HomeCare Corp.(Æ)	42,500	901	Inogen, Inc.(Æ)	59,164	1,967
Adeptus Health, Inc. Class A(Æ)(Ñ)	28,548	1,347	Insys Therapeutics, Inc.(Æ)(Ñ)	115,773	2,009
Air Methods Corp.(Æ)	17,300	674	Integra LifeSciences Holdings Corp.(Æ)	90,605	5,568
Akorn, Inc.(Æ)	84,257	2,190	Intra-Cellular Therapies, Inc.(Æ)	30,610	1,135
Albany Molecular Research, Inc.(Æ)(Ñ)	130,741	2,134	Invacare Corp.	143,331	2,209
Alere, Inc.(Æ)	23,300	867	Kindred Healthcare, Inc.	146,591	1,416
Allscripts Healthcare Solutions, Inc.(Æ)	313,390	4,318	Landauer, Inc.	8,700	267
AMAG Pharmaceuticals, Inc.(Æ)	64,391	1,475	Lantheus Holdings, Inc.(Æ)	500	1
Amedisys, Inc.(Æ)	13,626	487	LeMaitre Vascular, Inc.	67,804	990
AMN Healthcare Services, Inc.(Æ)	84,450	2,379	Lexicon Pharmaceuticals, Inc.(Æ)(Ñ)	58,372	595
Anacor Pharmaceuticals, Inc.(Æ)	34,590	2,599	LHC Group, Inc.(Æ)	14,702	557
Analogic Corp.	27,551	2,041	LifePoint Health, Inc.(Æ)	21,438	1,496
ANI Pharmaceuticals, Inc.(Æ)(Ñ)	27,046	866	Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	77,141	7,712
ArQule, Inc.(Æ)	15,500	27	Lipocine, Inc.(Æ)(Ñ)	49,413	448
Atrion Corp.	1,492	560	Loxo Oncology, Inc.(Æ)	26,220	542
BioDelivery Sciences International, Inc.(Æ)			Luminex Corp.(Æ)	101,200	1,942
(Ñ)	533,224	2,160	Magellan Health, Inc.(Æ)	38,500	2,194
BioTelemetry, Inc.(Æ)	31,967	302	Masimo Corp.(Æ)	9,000	331
Cambrex Corp.(Æ)	35,632	1,234	Meridian Bioscience, Inc.	2,406	46
Capital Senior Living Corp.(Æ)	140,825	2,581	Mirati Therapeutics, Inc.(Æ)(Ñ)	24,343	524
Cara Therapeutics, Inc.(Æ)	38,813	349	Molina Healthcare, Inc.(Æ)	123,239	6,767
Cerus Corp.(Æ)(Ñ)	146,975	798	NanoString Technologies, Inc.(Æ)(Ñ)	31,072	433
Chemed Corp.	45,319	6,359	National HealthCare Corp.	3,388	214
Civitas Solutions, Inc.(Æ)	29,934	720	Natus Medical, Inc.(Æ)	69,835	2,464
Collegium Pharmaceutical, Inc.(Æ)(Ñ)	34,922	595	NeoGenomics, Inc.(Æ)	398,980	2,721
Concert Pharmaceuticals, Inc.(Æ)	40,867	624	Nevro Corp.(Æ)(Ñ)	21,278	1,315
CONMED Corp.	50,729	1,874	NewLink Genetics Corp.(Æ)(Ñ)	55,025	1,340
CorVel Corp.(Æ)	57,856	2,639	NuVasive, Inc.(Æ)	27,586	1,272
Cross Country Healthcare, Inc.(Æ)	50,483	727	Omnicell, Inc.(Æ)	4,534	127
Cynosure, Inc. Class A(Æ)	94,788	3,431	Owens & Minor, Inc.	80,359	2,784
Cytokinetics, Inc.(Æ)(Ñ)	71,868	553	Pacific Biosciences of California, Inc.(Æ)	88,165	942
CytomX Therapeutics, Inc.(Æ)(Ñ)	36,664	576	Pacira Pharmaceuticals, Inc.(Æ)(Ñ)	60,645	3,604
Depomed, Inc.(Æ)(Ñ)	84,305	1,293	Patterson Cos., Inc.	33,100	1,405
Dermira, Inc.(Æ)	27,200	762	PDL BioPharma, Inc.	466,928	1,466

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 43

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Peregrine Pharmaceuticals, Inc.(Æ)(Ñ)	36,800	36	Kraton Performance Polymers, Inc.(Æ)	38,749	569
Prestige Brands Holdings, Inc.(Æ)	53,998	2,521	Kronos Worldwide, Inc.(Ñ)	311,289	1,463
Prothena Corp. PLC(Æ)	11,357	442	Landec Corp.(Æ)	141,900	1,707
Providence Service Corp. (The)(Æ)	47,700	2,118	LSI Industries, Inc.(Æ)	73,147	844
Quality Systems, Inc.	61,000	800	Materion Corp.	24,122	591
Quintiles Transnational Holdings, Inc.(Æ)	3,000	182	MRC Global, Inc.(Æ)	83,700	841
Retrophin, Inc.(Æ)	9,360	140	NCI Building Systems, Inc.(Æ)	87,413	907
Rigel Pharmaceuticals, Inc.(Æ)	175,608	483	Neenah Paper, Inc.	879	53
Sagent Pharmaceuticals, Inc.(Æ)	90,318	1,365	NewMarket Corp.	8,338	3,162
Spectranetics Corp. (The)(Æ)(Ñ)	54,162	653	Northwest Pipe Co.(Æ)	8,600	82
STERIS PLC(Æ)	95,189	6,591	PGT, Inc.(Æ)	323,506	3,170
Sucampo Pharmaceuticals, Inc. Class A(Æ)	13,960	177	PolyOne Corp.	25,487	690
Supernus Pharmaceuticals, Inc.(Æ)	121,985	1,383	Quaker Chemical Corp.	54,054	4,055
SurModics, Inc.(Æ)	75,826	1,513	Reliance Steel & Aluminum Co.	1,400	80
Tandem Diabetes Care, Inc.(Æ)	105,770	953	Scotts Miracle-Gro Co. (The) Class A	5,200	357
TherapeuticsMD, Inc.(Æ)(Ñ)	83,241	595	Sensient Technologies Corp.	31,732	1,894
Trevena, Inc.(Æ)	67,755	493	Silgan Holdings, Inc.	31,800	1,681
Trinity Biotech PLC - ADR(Ñ)	166,100	1,759	Stepan Co.	31,613	1,421
Triple-S Management Corp. Class B(Æ)	32,355	721	Trex Co., Inc.(Æ)	31,235	1,173
Universal American Corp.(Æ)	16,639	105	Unifi, Inc.(Æ)	102,025	2,435
US Physical Therapy, Inc.	51,460	2,632	Universal Forest Products, Inc.	3,826	264
Utah Medical Products, Inc.	13,403	756	US Concrete, Inc.(Æ)	14,037	638
Vascular Solutions, Inc.(Æ)	17,299	473	US Silica Holdings, Inc.(Ñ)	209,493	3,907
VCA, Inc.(Æ)	50,877	2,608	Valspar Corp.	7,900	619
Vical, Inc.(Æ)	43,900	15			82,217
VWR Corp.(Æ)(Ñ)	79,794	1,952
WellCare Health Plans, Inc.(Æ)	17,312	1,315	Producer Durables - 13.5%
Zeltiq Aesthetics, Inc.(Æ)(Ñ)	114,970	2,670	ABM Industries, Inc.	41,110	1,235
		195,638	ACCO Brands Corp.(Æ)	287,678	1,746
			Accuride Corp.(Æ)	278,247	234
Materials and Processing - 4.5%			Aerovironment, Inc.(Æ)	23,933	611
Aceto Corp.	28,645	655	Air Transport Services Group, Inc.(Æ)	56,800	553
Acuity Brands, Inc.	12,542	2,539	Allegiant Travel Co. Class A	5,620	902
Allegheny Technologies, Inc.	38,500	361	Allied Motion Technologies, Inc.	82,127	1,605
Apogee Enterprises, Inc.	112,400	4,471	Altra Industrial Motion Corp.	86,160	1,935
AptarGroup, Inc.	6,600	481	ArcBest Corp.	3,200	66
Armstrong World Industries, Inc.(Æ)	20,740	802	Ardmore Shipping Corp.	91,400	928
Aspen Aerogels, Inc.(Æ)	13,900	61	Astec Industries, Inc.	108,360	4,042
Axiall Corp.	190,100	3,409	Babcock & Wilcox Co. (The) Class W	216,120	6,471
Beacon Roofing Supply, Inc.(Æ)	24,428	989	Babcock & Wilcox Enterprises, Inc.(Æ)	308,307	6,367
Belden, Inc.	933	40	Brady Corp. Class A	102,173	2,293
Berry Plastics Group, Inc.(Æ)	72,685	2,261	Briggs & Stratton Corp.	131,937	2,594
Boise Cascade Co.(Æ)	98,030	2,025	Brink's Co. (The)	81,410	2,393
Cabot Corp.	157,006	6,334	CAI International, Inc.(Æ)	22,021	138
Caesarstone Sdot-Yam, Ltd.(Æ)	24,667	927	CBIZ, Inc.(Æ)	286,701	2,896
Carpenter Technology Corp.	68,033	1,889	CDI Corp.	32,300	166
Chase Corp.(Æ)	4,356	200	CEB, Inc.	83,244	4,910
Chemtura Corp.(Æ)	97,451	2,557	Celadon Group, Inc.	24,400	194
Comfort Systems USA, Inc.	43,897	1,244	Clarcor, Inc.	35,724	1,674
Commercial Metals Co.	42,400	590	Commercial Vehicle Group, Inc.(Æ)	205,333	637
Compass Minerals International, Inc.	110,412	8,264	Control4 Corp.(Æ)(Ñ)	100,784	688
Gibraltar Industries, Inc.(Æ)	59,284	1,259	Convergys Corp.	49,483	1,209
Global Brass & Copper Holdings, Inc.	39,379	816	CoStar Group, Inc.(Æ)	16,732	2,934
Greif, Inc. Class A	56,622	1,497	Covanta Holding Corp.(Ñ)	44,200	625
Griffon Corp.	37,219	565	Covenant Transportation Group, Inc. Class
Haynes International, Inc.	64,126	2,052	A(Æ)	39,103	764
Headwaters, Inc.(Æ)	97,087	1,551	CPI Aerostructures, Inc.(Æ)	81,967	718
Innospec, Inc.	4,960	247	CRA International, Inc.(Æ)	13,300	248
Insteel Industries, Inc.	37,488	919	Crane Co.	46,210	2,207
KapStone Paper and Packaging Corp.(Æ)	41,230	609	CSW Industrials, Inc.(Æ)	13,785	470

See accompanying notes which are an integral part of this quarterly report.

44 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Curtiss-Wright Corp.	38,009	2,623	Moog, Inc. Class A(Æ)	31,493	1,459
Deluxe Corp.	25,401	1,420	MSA Safety, Inc.	98,041	4,196
DHI Group, Inc.(Æ)	28,410	264	MYR Group, Inc.(Æ)	21,041	421
Dorian LPG, Ltd.(Æ)(Ñ)	4,536	48	Navigant Consulting, Inc.(Æ)	50,918	804
Echo Global Logistics, Inc.(Æ)	34,100	751	Navigator Holdings, Ltd.(Æ)(Ñ)	59,800	828
Electro Rent Corp.	5,757	50	Navios Maritime Acquisition Corp.(Ñ)	157,210	358
Electronics For Imaging, Inc.(Æ)	30,695	1,270	NV5 Global, Inc.(Æ)	5,810	110
EMCOR Group, Inc.	62,520	2,857	Old Dominion Freight Line, Inc.(Æ)	66,027	3,620
Energy Recovery, Inc.(Æ)(Ñ)	97,443	604	On Assignment, Inc.(Æ)	121,798	4,707
Engility Holdings, Inc.	41,100	555	Orion Marine Group, Inc.(Æ)	245,000	884
Ennis, Inc.	43,547	870	Oshkosh Corp.	70,261	2,314
Esterline Technologies Corp.(Æ)	8,365	658	Paylocity Holding Corp.(Æ)	105,913	3,296
ExlService Holdings, Inc.(Æ)	26,974	1,178	PFSweb, Inc.(Æ)	47,286	585
Exponent, Inc.	86,160	4,421	Pitney Bowes, Inc.	12,400	243
Forward Air Corp.	18,238	787	Powell Industries, Inc.	19,569	490
Franklin Electric Co., Inc.	48,865	1,333	Primoris Services Corp.	212,303	4,329
FreightCar America, Inc.	118,890	2,265	Proto Labs, Inc.(Æ)(Ñ)	2,455	135
G&K Services, Inc. Class A	48,639	3,131	Quad/Graphics, Inc.	55,300	557
Gener8 Maritime, Inc.(Æ)	19,900	134	Rand Logistics, Inc.(Æ)	96,700	108
Generac Holdings, Inc.(Æ)	22,400	637	Regal Beloit Corp.	81,608	4,587
Genesee & Wyoming, Inc. Class A(Æ)	30,864	1,530	Resources Connection, Inc.	4,019	61
Granite Construction, Inc.	190,696	7,367	Ritchie Bros Auctioneers, Inc.(Ñ)	144,591	3,308
Great Lakes Dredge & Dock Corp.(Æ)	656,700	2,259	Roadrunner Transportation Systems, Inc.(Æ)	36,900	292
Greenbrier Cos., Inc.(Ñ)	93,087	2,407	Scorpio Bulkers, Inc.(Æ)(Ñ)	20,892	69
Hackett Group, Inc. (The)	45,921	678	Scorpio Tankers, Inc.	320,100	1,953
Hardinge, Inc.	7,800	69	Sharps Compliance Corp.(Æ)	83,849	511
Hawaiian Holdings, Inc.(Æ)	9,386	330	SkyWest, Inc.	279,561	4,199
Healthcare Services Group, Inc.	130,592	4,619	Spartan Motors, Inc.	36,577	106
HEICO Corp.	78,502	4,373	Standex International Corp.	40,301	2,911
Heidrick & Struggles International, Inc.(Æ)	31,553	832	StealthGas, Inc.(Æ)	142,930	386
Herman Miller, Inc.	114,899	2,944	Steelcase, Inc. Class A	230,997	2,948
Houston Wire & Cable Co.	46,300	255	Sun Hydraulics Corp.	4,044	103
Hub Group, Inc. Class A(Æ)	33,090	1,008	SuperCom, Ltd.(Æ)(Ñ)	125,588	654
Huron Consulting Group, Inc.(Æ)	60,782	3,410	Swift Transportation Co. Class A(Æ)(Ñ)	232,920	3,799
Hyster-Yale Materials Handling, Inc.	28,431	1,477	Sykes Enterprises, Inc.(Æ)	66,138	1,947
ICF International, Inc.(Æ)	90,700	3,103	TASER International, Inc.(Æ)	2,708	42
Information Services Group, Inc.(Æ)	463,844	1,777	Teledyne Technologies, Inc.(Æ)	47,340	3,846
Insperity, Inc.	22,861	1,027	TeleTech Holdings, Inc.	9,220	246
Itron, Inc.(Æ)	29,550	974	Tetra Tech, Inc.	115,361	3,056
Kadant, Inc.	1,698	66	Thermon Group Holdings, Inc.(Æ)	96,448	1,622
Kaman Corp. Class A	37,700	1,502	Titan Machinery, Inc.(Æ)(Ñ)	91,400	776
KBR, Inc.	456,697	6,512	TopBuild Corp.(Æ)	33,020	884
Kelly Services, Inc. Class A	15,900	264	TriMas Corp.(Æ)	208,626	3,607
Kimball International, Inc. Class B	279,290	2,692	Triumph Group, Inc.	5,400	138
Knight Transportation, Inc.	167,943	4,110	Tutor Perini Corp.(Æ)	230,795	3,049
Knoll, Inc.	21,717	399	United Rentals, Inc.(Æ)	27,067	1,297
Landstar System, Inc.	1,800	103	Vectrus, Inc.(Æ)	160,030	3,162
Layne Christensen Co.(Æ)(Ñ)	160,980	824	Vishay Precision Group, Inc.(Æ)	23,043	272
Lexmark International, Inc. Class A	5,600	158	Wabtec Corp.	35,509	2,271
Littelfuse, Inc.	36,735	3,743	WageWorks, Inc.(Æ)	88,388	3,954
Lydall, Inc.(Æ)	27,612	780	Werner Enterprises, Inc.	105,600	2,550
Manitowoc Co., Inc. (The)(Æ)(Ñ)	91,830	1,445			243,667
ManpowerGroup, Inc.	1,500	115
MasTec, Inc.(Æ)	154,545	2,386	Technology - 15.5%
Matson, Inc.	29,777	1,203	A10 Networks, Inc.(Æ)	105,005	622
MAXIMUS, Inc.	79,811	4,260	Acacia Research Corp.	385,877	1,443
McGrath RentCorp	85,423	2,085	ACI Worldwide, Inc.(Æ)	62,800	1,124
Mitek Systems, Inc.(Æ)	219,450	950	Acxiom Corp.(Æ)	153,507	2,871
Mobile Mini, Inc.	22,362	580	ADTRAN, Inc.	454,246	8,249
Modine Manufacturing Co.(Æ)	107,818	692	Alarm.com Holdings, Inc.(Æ)(Ñ)	39,801	643

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 45

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Alliance Fiber Optic Products, Inc.(Æ)	19,957	287	GigOptix, Inc.(Æ)	576,161	1,798
Alpha & Omega Semiconductor, Ltd.(Æ)	6,610	63	Globant SA(Æ)(Ñ)	31,613	962
Ambarella, Inc.(Æ)(Ñ)	40,936	1,624	GrubHub, Inc.(Æ)(Ñ)	80,175	1,511
Anixter International, Inc.(Æ)	12,199	603	Guidance Software, Inc.(Æ)(Ñ)	11,600	56
Applied Micro Circuits Corp.(Æ)	242,754	1,350	Guidewire Software, Inc.(Æ)	59,087	3,252
Applied Optoelectronics, Inc.(Æ)(Ñ)	219,947	3,601	Harmonic, Inc.(Æ)	222,908	736
ARC Document Solutions, Inc.(Æ)	248,598	917	HubSpot, Inc.(Æ)	40,632	1,649
Aspen Technology, Inc.(Æ)	32,902	1,067	Imation Corp.(Æ)(Ñ)	14,050	12
Atlassian Corp. PLC Class A(Æ)(Ñ)	1,663	35	Immersion Corp.(Æ)	211,567	1,794
Autobytel, Inc.(Æ)	231,631	4,227	Imperva, Inc.(Æ)	29,087	1,500
Aviat Networks, Inc.(Æ)	37,832	28	Infinera Corp.(Æ)	84,992	1,302
Avid Technology, Inc.(Æ)	53,071	377	Infoblox, Inc.(Æ)	220,989	3,567
Avnet, Inc.	22,300	890	Ingram Micro, Inc. Class A	48,800	1,376
Bazaarvoice, Inc.(Æ)	43,000	156	Inphi Corp.(Æ)	36,654	1,017
Bel Fuse, Inc. Class B	14,274	217	Insight Enterprises, Inc.(Æ)	57,939	1,369
Benchmark Electronics, Inc.(Æ)	216,288	4,542	InterActiveCorp	17,007	883
Bottomline Technologies de, Inc.(Æ)	92,995	2,680	InterDigital, Inc.	24,880	1,121
Brocade Communications Systems, Inc.	57,200	456	Intevac, Inc.(Æ)	3,694	17
Brooks Automation, Inc.	11,476	109	Ixia(Æ)	10,700	102
CACI International, Inc. Class A(Æ)	76,599	6,363	JDS Uniphase Corp.(Æ)	97,640	488
CalAmp Corp.(Æ)	272,223	4,628	Jive Software, Inc.(Æ)	23,900	83
Calix, Inc.(Æ)	117,766	904	Kemet Corp.(Æ)	56,616	84
Callidus Software, Inc.(Æ)	324,711	5,010	KEYW Holding Corp. (The)(Æ)(Ñ)	139,100	654
Carbonite, Inc.(Æ)	8,900	80	Kimball Electronics, Inc.(Æ)	133,950	1,345
Cavium, Inc.(Æ)	11,148	644	Leidos Holdings, Inc.(Ñ)	73,530	3,391
CEVA, Inc.(Æ)	38,671	895	Limelight Networks, Inc.(Æ)	110,484	138
ChannelAdvisor Corp.(Æ)	59,436	727	Lionbridge Technologies, Inc.(Æ)	469,154	2,172
Checkpoint Systems, Inc.	321,994	2,087	Luxoft Holding, Inc. Class A(Æ)	29,404	2,208
Ciber, Inc.(Æ)	297,000	965	Manhattan Associates, Inc.(Æ)	59,123	3,408
Cohu, Inc.	271,843	3,292	ManTech International Corp. Class A	232,254	6,696
Computer Task Group, Inc.	49,525	293	Marin Software, Inc.(Æ)	16,072	54
comScore, Inc.(Æ)	84,063	3,239	Marketo, Inc.(Æ)	138,298	2,629
Comtech Telecommunications Corp.	2,541	50	MaxLinear, Inc. Class A(Æ)	65,816	1,012
Cornerstone OnDemand, Inc.(Æ)	100,793	3,093	MeetMe, Inc.(Æ)(Ñ)	265,321	846
Cray, Inc.(Æ)	3,500	138	Mentor Graphics Corp.	83,132	1,445
CSG Systems International, Inc.	32,434	1,133	Mercury Systems, Inc.(Æ)	140,098	2,674
CTS Corp.(Æ)	149,300	2,351	Methode Electronics, Inc.	58,904	1,535
Cvent, Inc.(Æ)	41,710	1,102	Microsemi Corp.(Æ)	863	27
Cypress Semiconductor Corp.(Æ)(Ñ)	376,689	2,961	MicroStrategy, Inc. Class A(Æ)	5,280	911
Daktronics, Inc.	6,855	55	Mindbody Inc. Class A(Æ)(Ñ)	39,043	462
Datalink Corp.(Æ)	47,812	343	Model N, Inc.(Æ)	105,255	1,147
Demand Media, Inc.(Æ)	22,595	114	Monolithic Power Systems, Inc.	26,382	1,651
Diebold, Inc.	241,509	6,695	Monotype Imaging Holdings, Inc.	236,692	5,903
Digi International, Inc.(Æ)	83,300	760	NeoPhotonics Corp.(Æ)	199,203	1,787
Digimarc Corp.(Æ)(Ñ)	22,300	798	NetApp, Inc.	40,200	882
EarthLink Holdings Corp.	90,523	536	NETGEAR, Inc.(Æ)	75,890	2,836
Electro Scientific Industries, Inc.(Æ)	100,040	604	NeuStar, Inc. Class A(Æ)(Ñ)	16,314	401
Ellie Mae, Inc.(Æ)(Ñ)	79,536	5,554	NVE Corp.	3,067	152
EMCORE Corp.(Æ)	37,498	227	Oclaro, Inc.(Æ)(Ñ)	426,109	1,474
Entegris, Inc.(Æ)	170,739	1,991	Paycom Software, Inc.(Æ)	14,332	432
Envestnet, Inc.(Æ)	4,596	108	PC Connection, Inc.(Æ)	49,869	1,126
EPAM Systems, Inc.(Æ)	63,667	4,769	PC-Telephone, Inc.	7,800	37
ePlus, Inc.(Æ)	14,266	1,351	PDF Solutions, Inc.(Æ)	523,986	5,675
Exar Corp.(Æ)	543,683	2,990	Perficient, Inc.(Æ)	211,445	4,028
Extreme Networks, Inc.(Æ)	305,058	842	Photronics, Inc.(Æ)	250,539	2,991
Fabrinet(Æ)	34,475	859	Pixelworks, Inc.(Æ)(Ñ)	27,783	60
FEI Co.	45,859	3,322	Plantronics, Inc.	12,100	542
Finisar Corp.(Æ)	33,000	419	Plexus Corp.(Æ)	71,806	2,510
Five9, Inc.(Æ)	115,741	964	Polycom, Inc.(Æ)	297,812	3,035
FormFactor, Inc.(Æ)	437,852	3,639	Power Integrations, Inc.	55,420	2,612

See accompanying notes which are an integral part of this quarterly report.

46 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Progress Software Corp.(Æ)	198,703	5,144	FairPoint Communications, Inc.(Æ)(Ñ)	73,445		1,102
Proofpoint, Inc.(Æ)	100,303	5,051	Genie Energy, Ltd. Class B(Æ)	20,681		174
PROS Holdings, Inc.(Æ)	29,048	357	Globalstar, Inc.(Æ)	376,252		482
Pure Storage, Inc. Class A(Æ)(Ñ)	3,600	47	Gogo, Inc.(Æ)(Ñ)	52,758		768
Q2 Holdings, Inc.(Æ)	93,357	2,022	Idacorp, Inc.	11,048		769
QAD, Inc. Class A	45,600	844	IDT Corp. Class B	23,523		299
QLogic Corp.(Æ)	8,823	113	inContact, Inc.(Æ)	158,744		1,373
Qualys, Inc.(Æ)	72,960	1,896	Inteliquent, Inc.	69,071		1,187
Quantum Corp.(Æ)	522,539	248	Iridium Communications, Inc.(Æ)(Ñ)	277,384		1,931
Rambus, Inc.(Æ)	100,992	1,236	j2 Global, Inc.	101,563		7,364
Richardson Electronics, Ltd.(Æ)	3,626	19	Laclede Group, Inc. (The)	3,338		213
Rogers Corp.(Æ)	15,829	751	magicJack VocalTec, Ltd.(Æ)	29,001		221
Rudolph Technologies, Inc.(Æ)	63,075	808	MGE Energy, Inc.	1,254		61
Sanmina Corp.(Æ)	114,213	2,140	Middlesex Water Co.	6,062		176
ScanSource, Inc.(Æ)	61,212	1,921	New Jersey Resources Corp.	128,104		4,512
Science Applications International Corp.	97,130	4,140	Northwest Natural Gas Co.	29,265		1,520
Seachange International, Inc.(Æ)	86,750	540	NorthWestern Corp.	40,048		2,236
ShoreTel, Inc.(Æ)	171,057	1,404	NRG Yield, Inc. Class A(Ñ)	161,202		1,999
Sigma Designs, Inc.(Æ)	100,988	670	ONE Gas, Inc.	24,697		1,397
Silicon Graphics International Corp.(Æ)	101,010	593	Orbcomm, Inc.(Æ)	123,055		898
Silver Spring Networks, Inc.(Æ)(Ñ)	56,491	647	Ormat Technologies, Inc.	51,100		1,809
Sonus Networks, Inc.(Æ)	83,200	499	Piedmont Natural Gas Co., Inc.	38,930		2,306
SPS Commerce, Inc.(Æ)	86,336	5,636	PNM Resources, Inc.	90,015		2,827
Super Micro Computer, Inc.(Æ)	24,657	734	Portland General Electric Co.	111,192		4,322
SYNNEX Corp.	32,291	2,711	Pure Cycle Corp.(Å)(Æ)(Ñ)	266,123		1,059
Synopsys, Inc.(Æ)	45,900	1,969	Shenandoah Telecommunications Co.(Æ)	99,097		2,277
Syntel, Inc.(Æ)	6,121	290	SJW Corp.	9,055		295
TechTarget, Inc.(Æ)	248,559	1,976	South Jersey Industries, Inc.	345,803		8,597
TeleNav, Inc.(Æ)	61,776	356	Southwest Gas Corp.	20,982		1,234
Tessera Technologies, Inc.	8,792	253	Spark Energy, Inc. Class A(Ñ)	5,672		153
Tremor Video, Inc.(Æ)	30,750	57	Spok Holdings, Inc.	21,658		390
Tyler Technologies, Inc.(Æ)	19,276	3,028	Talen Energy Corp.(Æ)	537,392		3,842
Ultimate Software Group, Inc.(Æ)	22,691	3,985	Unitil Corp.	13,382		519
Ultra Clean Holdings(Æ)	28,800	149	Vonage Holdings Corp.(Æ)	119,502		613
Ultratech, Inc.(Æ)	71,300	1,438	WGL Holdings, Inc.	30,877		2,062
Unisys Corp.(Æ)	8,400	83				78,702
United Online, Inc.(Æ)	343,735	3,647
VeriFone Systems, Inc.(Æ)	159,431	3,729	Total Common Stocks
Vocera Communications, Inc.(Æ)	63,350	912	(cost $1,762,492)			1,713,972
Workiva, Inc.(Æ)(Ñ)	46,469	694
Xcerra Corp.(Æ)	418,894	2,296	Warrants & Rights - 0.0%
Xura, Inc.(Æ)	33,245	713	Magnum Hunter Resources Corp.
Zendesk, Inc.(Æ)	57,316	1,262	2016 Warrants (Æ)	22,534		—
Zynga, Inc. Class A(Æ)	354,200	871	2016 Warrants (Å)(Æ)	4,312		—
		278,522	Total Warrants & Rights
			(cost $—)			—
Utilities - 4.4%
8x8, Inc.(Æ)	156,883	1,970	Short-Term Investments - 4.4%
ALLETE, Inc.	15,900	841	Russell U.S. Cash Management Fund	73,338,523	(8)	73,339
American States Water Co.	113,799	5,167	United States Treasury Bills
Artesian Resources Corp. Class A	8,265	251	0.010% due 04/07/16	5,500		5,497
Avista Corp.	30,813	1,141	Total Short-Term Investments
Black Hills Corp.(Ñ)	15,100	744	(cost $78,837)			78,836
Boingo Wireless, Inc.(Æ)	211,200	1,288
California Water Service Group	44,702	1,122	Other Securities - 8.8%
Chesapeake Utilities Corp.	21,949	1,382	Russell U.S. Cash Collateral Fund(×)	158,398,377(8)		158,398
Cleco Corp.	18,870	1,003	Total Other Securities
Connecticut Water Service, Inc.	6,736	289	(cost $158,398)			158,398
Consolidated Water Co., Ltd.	114,180	1,328
Empire District Electric Co. (The)	40,532	1,189	Total Investments 108.5%

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 47

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

	Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
	(identified cost $1,999,727)	1,951,206

	Other Assets and Liabilities, Net
-	(8.5%)	(153,633)
	Net Assets - 100.0%	1,797,573

See accompanying notes which are an integral part of this quarterly report.

48 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal			Cost per	Cost	Fair Value
% of Net Assets		Acquisition	Amount ($)			Unit	(000)	(000)
Securities		Date	or shares			$	$	$
0.2%
LCNB Corp.		10/31/13			85,328	17.23	1,470	1,395
Magnum Hunter Resources Corp.		09/12/13			4,312	—	—	—
Pure Cycle Corp.		09/10/13		266,123		5.22	1,401	1,059
US Antimony Corp.		09/10/13		1,008,972		1.58	1,597	203
								2,657
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
Russell 2000 Mini Index Futures			748	USD	77,149	03/16		(3,546)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(3,546)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2			Level 3		Total
Common Stocks
Consumer Discretionary	$253,142		$—			$—		$253,142
Consumer Staples	71,572		—			—		71,572
Energy	37,522		—			—		37,522
Financial Services	472,990		—			—		472,990
Health Care	195,638		—			—		195,638
Materials and Processing	82,217		—			—		82,217
Producer Durables	243,667		—			—		243,667
Technology	278,522		—			—		278,522
Utilities	78,702		—			—		78,702
Warrants & Rights	—		—			—		—
Short-Term Investments	—		78,836			—		78,836
Other Securities	—		158,398			—		158,398
Total Investments	1,713,972		237,234			—		1,951,206

Other Financial Instruments
Futures Contracts	(3,546)		—			—		(3,546)
Total Other Financial Instruments*	$(3,546)		$—			$—		$(3,546)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 49

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.4%			Belgium - 1.6%
Australia - 2.3%			Ageas	10,525	427
Abacus Property Group (Æ)(ö)	443,800	954	AGFA-Gevaert NV(Æ)	362,194	1,555
Adairs, Ltd.(Æ)	75,900	137	Anheuser-Busch InBev SA	136,635	17,205
AGL Energy, Ltd.	62,826	833	Barco NV	20,789	1,306
Amalgamated Holdings, Ltd.(Æ)	84,593	916	bpost SA	38,856	925
Austal, Ltd.	1,247,400	1,178	Delhaize Group	5,507	579
Australia & New Zealand Banking			Groupe Bruxelles Lambert SA	14,356	1,089
Group, Ltd. - ADR	247,074	4,279	KBC Ancora	24,510	918
Australian Pharmaceutical Industries,			KBC Groep NV	104,768	6,007
Ltd. Class A	317,800	474	Mobistar SA(Æ)	33,740	700
Australian Property Systems, Ltd. Class			Ontex Group NV	13,413	497
A	86,800	373	Proximus	32,279	1,114
Bendigo & Adelaide Bank, Ltd.	101,299	783	Rezidor Hotel Group AB(Æ)	141,267	482
BGP Holdings PLC(Å)(Æ)	559,805	—	UCB SA	76,286	6,535
BHP Billiton, Ltd. - ADR	255,076	2,801			39,339
Blackmores, Ltd.(Æ)	3,200	438
BlueScope Steel, Ltd.	292,300	985	Bermuda - 0.0%
Caltex Australia, Ltd.	114,900	3,052	Seadrill, Ltd.(Æ)	64,900	138
Challenger, Ltd.	91,600	521
CIMIC Group, Ltd.	92,896	1,616	Brazil - 0.4%
Commonwealth Bank of Australia - ADR	88,215	4,965	Ambev SA - ADR	295,164	1,378
CSR, Ltd.	810,500	1,480	Embraer SA - ADR	259,200	7,460
Downer EDI, Ltd.	991,270	2,209			8,838
Echo Entertainment Group, Ltd.(Æ)	1,112,715	4,271
Evolution Mining, Ltd.	1,132,888	1,175	Canada - 3.6%
Fairfax Media, Ltd.	427,000	270	Artis Real Estate Investment Trust (ö)	65,625	566
Flight Centre, Ltd.	11,300	315	Bank of Montreal(Ñ)	146,600	7,872
GDI Property Group (Æ)(ö)	213,200	128	Bank of Nova Scotia (The)	46,100	1,889
Genworth Mortgage Insurance Australia,			Bankers Petroleum, Ltd.(Æ)	503,900	320
Ltd.(Æ)(Ñ)	402,300	744	Baytex Energy Corp.(Ñ)	98,500	208
Independence Group NL(Æ)	256,700	405	BCE, Inc.	29,400	1,184
iSentia Group, Ltd.(Æ)	418,200	1,368	Bird Construction, Inc.(Æ)(Ñ)	166,150	1,371
JB Hi-Fi, Ltd.(Ñ)	28,070	468	Boardwalk Real Estate Investment Trust
National Australia Bank, Ltd. - ADR	149,568	2,962	(Ñ)(ö)	24,700	776
Northern Star Resources, Ltd.	642,594	1,354	Brookfield Asset Management, Inc.
Orica, Ltd.	122,084	1,243	Class A	136,400	4,102
OZ Minerals, Ltd.	90,812	247	Canadian Imperial Bank of Commerce(Ñ)	28,600	1,863
Pact Group Holdings, Ltd.(Æ)	20,100	71	Canadian National Railway Co.	97,161	5,197
Programmed Maintenance Services, Ltd.			Canadian Natural Resources, Ltd.	211,300	4,523
(Æ)	57,400	82	Canadian Tire Corp., Ltd. Class A	10,800	880
Qantas Airways, Ltd.(Æ)	1,586,039	4,384	Canfor Pulp Products, Inc.(Ñ)	32,440	231
Regis Healthcare, Ltd.(Æ)	52,100	214	Cascades, Inc.	168,430	1,265
Rio Tinto, Ltd. - ADR	61,359	1,722	CCL Industries, Inc. Class B	11,700	1,649
Sandfire Resources NL	322,479	1,161	Centerra Gold, Inc.	147,800	673
SG Fleet Group, Ltd.(Æ)	181,500	485	CGI Group, Inc. Class A(Æ)	45,800	1,963
Telstra Corp., Ltd.	165,485	665	Dominion Diamond Corp.	130,500	1,393
Wesfarmers, Ltd.	28,104	847	Dominion Diamond Corp.(Æ)	25,400	271
Westpac Banking Corp.	69,233	1,528	Dream Office Real Estate Investment
Woodside Petroleum, Ltd.	98,712	1,988	Trust (Ñ)(ö)	70,700	813
		56,091	Element Financial Corp.(Æ)	157,696	1,663
			Empire Co., Ltd. Class A	71,100	1,344
Austria - 0.5%			Fairfax Financial Holdings, Ltd.(Æ)(Ñ)	6,900	3,553
Buwog AG(Æ)	11,130	228	Fortis, Inc.	14,100	410
CA Immobilien Anlagen AG(Æ)	81,580	1,398	George Weston, Ltd.	43,800	3,377
Erste Group Bank AG(Æ)	307,131	8,966	Granite Real Estate Investment Trust
EVN AG(Æ)	22,570	249	(Æ)(ö)	50,900	1,368
Kapsch TrafficCom AG(Æ)	24,760	870	Great-West Lifeco, Inc.	12,200	302
		11,711	H&R Real Estate Investment Trust (ö)	177,400	2,387
			Imperial Oil, Ltd.	14,800	454
			Intact Financial Corp.	51,500	3,088

See accompanying notes which are an integral part of this quarterly report.

50 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Just Energy Group, Inc.(Ñ)	52,938	352	UPM-Kymmene OYJ	20,176	328
Loblaw Cos., Ltd.	38,583	1,812			13,021
Magellan Aerospace Corp.	35,300	360
Magna International, Inc. Class A	91,000	3,162	France - 9.1%
Manulife Financial Corp.	24,500	341	Air France-KLM(Æ)	68,800	552
Medical Facilities Corp.(Ñ)	119,300	1,188	Air Liquide SA Class A	55,279	5,722
Metro, Inc. Class A	3,900	115	Airbus Group SE	161,938	10,186
Morguard Corp.	10,400	974	Alstom SA(Æ)	7,418	199
Morguard North American Residential			Altamir	59,513	649
Real Estate Investment Trust (Ñ)(ö)	51,700	407	Atos SE	62,377	4,955
Morguard Real Estate Investment Trust			AXA SA	143,938	3,565
(ö)	43,000	403	BNP Paribas SA	204,174	9,704
National Bank of Canada	7,400	211	Bouygues SA - ADR	311,404	12,191
North West Co., Inc. (The)	27,100	591	Bureau Veritas SA	76,548	1,459
Potash Corp. of Saskatchewan, Inc.	48,700	794	Caisse Regionale de Credit Agricole
Power Corp. of Canada	49,700	1,054	Mutuel Nord de France	22,025	384
Ritchie Bros Auctioneers, Inc.(Ñ)	73,300	1,677	Capital Gemini SA	32,071	2,929
Rogers Communications, Inc. Class B	5,200	178	Carrefour SA	16,952	483
Royal Bank of Canada - GDR	82,000	4,247	Casino Guichard Perrachon SA(Ñ)	30,065	1,364
Smart Real Estate Investment Trust (ö)	149,200	3,297	Cegid Group SA	16,764	909
Sun Life Financial, Inc.	20,900	599	Christian Dior SE	13,689	2,318
Suncor Energy, Inc.	293,448	6,950	Cie de Saint-Gobain	14,990	622
Toronto Dominion Bank	37,300	1,415	Credit Agricole SA	544,441	5,441
Transcontinental, Inc. Class A - ADR	40,500	533	Danone SA	104,709	7,222
		87,615	Dassault Systemes SA	39,192	3,038
			Derichebourg SA(Æ)	42,100	134
China - 0.5%			Electricite de France SA	32,051	421
Alibaba Group Holding, Ltd. - ADR(Æ)	19,087	1,280	Engie SA	339,829	5,461
Tencent Holdings, Ltd.	303,000	5,724	Essilor International SA	4,322	537
Vipshop Holdings, Ltd. - ADR(Æ)	205,241	2,635	Euler Hermes Group	811	69
Yangzijiang Shipbuilding Holdings, Ltd.	2,469,300	1,627	Faurecia	204,236	7,496
		11,266	FFP	12,986	843
			GDF Suez(Å)(Æ)	55,671	—
Czech Republic - 0.1%			Groupe Crit	2,780	151
CEZ AS	191,265	3,176	Guerbet	9,416	772
			Hermes International	7,017	2,389
Denmark - 1.3%			Innate Pharma SA(Æ)	4,375	58
AP Moeller - Maersk A/S Class B	388	499	Ipsen SA	51,976	2,997
Bavarian Nordic A/S(Æ)	11,618	485	Legrand SA - ADR	44,850	2,471
Carlsberg A/S Class B	21,706	1,828	L'Oreal SA	43,530	7,514
Danske Bank A/S	621,112	16,701	LVMH Moet Hennessy Louis Vuitton
Dfds A/S(Æ)	2,050	73	SE - ADR	30,993	4,996
DSV A/S	144,531	5,621	Natixis SA	460,496	2,262
Novo Nordisk A/S Class B	19,526	1,090	Orange SA - ADR	55,852	1,000
Pandora A/S	2,594	346	Pernod Ricard SA	58,602	6,877
PER Aarsleff A/S Class B	3,431	1,051	Peugeot SA(Æ)	243,909	3,625
Royal Unibrew A/S(Æ)	3,580	151	Publicis Groupe SA - ADR	135,977	8,230
Schouw & Co.	896	53	Rallye SA(Ñ)	1,600	25
Vestas Wind Systems A/S	51,033	3,331	Renault SA	17,451	1,479
		31,229	Safran SA	88,053	5,746

Finland - 0.5%			Sanofi - ADR	287,779	24,164
Finnair OYJ(Æ)	226,093	1,211	Schneider Electric SE	279,555	15,010
Fortum OYJ	164,502	2,585	SCOR SE - ADR	66,740	2,330
Kone OYJ Class B(Ñ)	90,990	3,997	Societe BIC SA	7,311	1,192
Neste OYJ	12,210	382	Societe Generale SA	147,586	5,647
Sampo OYJ Class A	48,754	2,354	Synergie SA(Æ)	17,433	456
Sponda OYJ	304,361	1,246	Technip SA	92,866	4,356
Tieto OYJ	34,180	918	Thales SA	22,240	1,695
			Total SA	359,742	16,006
			Trigano SA	6,020	380

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 51

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Unibail-Rodamco SE (ö)	6,402	1,618	China Mobile, Ltd.	556,000	6,063
Vallourec SA(Ñ)	407,731	1,789	Chinese Estates Holdings, Ltd.	21,500	49
Veolia Environnement SA	17,695	427	CLP Holdings, Ltd.	543,500	4,559
Vinci SA	76,297	5,174	Emperor Entertainment Hotel, Ltd.	540,000	97
Vivendi SA - ADR(Ñ)	202,109	4,398	Emperor International Holdings, Ltd.	4,582,000	736
		224,087	Global Brands Group Holding, Ltd.(Æ)	7,793,164	1,189
			Guangdong Investment, Ltd.	2,838,600	3,636
Germany - 6.2%			Guoco Group, Ltd.	7,000	71
Aareal Bank AG	5,020	137	Hongkong & Shanghai Hotels, Ltd. (The)	7,500	7
adidas AG	13,770	1,418	Hongkong Land Holdings, Ltd.	349,100	2,186
Allianz SE	35,244	5,688	Hutchison Telecommunications Hong
Bayer AG	88,179	9,892	Kong Holdings, Ltd.	3,892,000	1,219
Bayerische Motoren Werke AG	44,218	3,671	Hysan Development Co., Ltd.	324,000	1,254
Beiersdorf AG	65,043	6,005	Kerry Properties, Ltd.	435,000	997
Carl Zeiss Meditec AG(Æ)	3,900	115	Lai Sun Development Co., Ltd.(Æ)	29,574,000	369
Commerzbank AG(Æ)	57,255	464	Li & Fung, Ltd.	2,993,164	1,732
Continental AG	43,224	9,027	Link REIT (ö)	521,000	2,982
Daimler AG	84,446	5,879	MTR Corp., Ltd.	131,500	597
Deutsche Bank AG	5,055	89	New World Development Co., Ltd.	939,000	758
Deutsche Beteiligungs AG	7,670	228	Pico Far East Holdings, Ltd.(Ñ)	2,148,000	524
Deutsche Boerse AG	247,452	21,037	Power Assets Holdings, Ltd.	230,000	2,104
Deutsche Pfandbriefbank AG(Æ)(Þ)	40,886	423	Sino Land Co., Ltd.	204,000	261
Deutsche Telekom AG	440,205	7,642	SmarTone Telecommunications Holdings,
E.ON SE	46,059	470	Ltd.	189,000	292
Evonik Industries AG	71,003	2,192	Sun Hung Kai Properties, Ltd.	199,000	2,164
Fresenius Medical Care AG & Co. KGaA	26,480	2,342	SUNeVision Holdings, Ltd.(Æ)(Ñ)	362,000	110
Fresenius SE & Co. KGaA	27,324	1,808	Swire Properties, Ltd.	542,800	1,407
Gerresheimer AG - GDR	47,306	3,341	United Laboratories International
Hannover Rueck SE	15,316	1,612	Holdings, Ltd. (The)(Æ)	328,000	125
HeidelbergCement AG	49,845	3,658	Wharf Holdings, Ltd. (The)	444,000	2,069
Henkel AG & Co. KGaA	5,027	463	Wheelock & Co., Ltd.	296,000	1,131
Hochtief AG	12,220	1,126			54,460
Infineon Technologies AG - ADR	302,429	4,023
KION Group AG(Æ)	16,290	804	Hungary - 0.2%
Lanxess AG	23,319	962	OTP Bank PLC	259,975	5,525
Linde AG	32,417	4,379
Merck KGaA	75,724	6,581	India - 0.3%
Metro AG	93,063	2,631	Housing Development Finance Corp.,
MTU Aero Engines AG	19,902	1,826	Ltd.	179,025	3,135
Muenchener Rueckversicherungs-			ICICI Bank, Ltd. - ADR	423,501	2,816
Gesellschaft AG in Muenchen	32,729	6,269	Tata Consultancy Services, Ltd.	44,303	1,565
OSRAM Licht AG	45,151	2,010			7,516
ProSiebenSat.1 Media SE	38,901	1,937
Rheinmetall AG	4,860	348	Indonesia - 0.1%
Rhoen Klinikum AG	40,701	1,179	Telekomunikasi Indonesia Persero Tbk
RWE AG	81,060	1,130	PT	7,487,700	1,837

SAP SE - ADR	97,585	7,742	Ireland - 1.5%
Siemens AG(Æ)	136,212	13,039	Bank of Ireland(Æ)	11,980,255	3,970
Software AG	44,815	1,510	Beazley PLC(Æ)	145,500	780
Stroeer SE(Æ)	2,620	155	CRH PLC	424,989	11,305
Suedzucker AG	25,060	378	Hibernia REIT PLC (Æ)(ö)	65,600	93
Talanx AG	42,877	1,230	Hibernia REIT PLC (ö)	13,900	20
Wuestenrot & Wuerttembergische AG	62,865	1,353	James Hardie Industries PLC	302,738	3,453
Zalando SE(Æ)(Þ)	134,427	4,620	Ryanair Holdings PLC - ADR(Æ)	49,822	3,904
		152,833	Smurfit Kappa Group PLC	3,130	68

Hong Kong - 2.2%			Willis Towers Watson PLC	76,604	8,769
AIA Group, Ltd.	2,304,569	12,896	XL Group PLC Class A	160,925	5,835
Champion REIT (Æ)(ö)	2,833,000	1,323			38,197
Cheung Kong Infrastructure Holdings,
Ltd.	165,000	1,553

See accompanying notes which are an integral part of this quarterly report.

52 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Isle of Man - 0.1%			Canon, Inc.	309,900	8,660
Manx Telecom PLC(Æ)	422,034	1,218	Cawachi, Ltd.	65,300	1,098
Optimal Payments PLC(Æ)	101,900	583	Central Japan Railway Co.	20,300	3,769
		1,801	Century Tokyo Leasing Corp.	10,000	370
			Chiba Bank, Ltd. (The)	49,000	303
Israel - 1.1%			Citizen Holdings Co., Ltd.	21,900	133
Bank Hapoalim BM	382,664	1,788	Coca-Cola West Co., Ltd.	147,900	3,261
Bank Leumi Le-Israel BM(Æ)	357,728	1,191	Cocokara fine, Inc.(Æ)	9,500	395
Cellcom Israel, Ltd.(Æ)	52,500	342	Daicel Chemical Industries, Ltd.	155,100	2,277
Check Point Software Technologies, Ltd.			Daihatsu Motor Co., Ltd.(Ñ)	741,400	11,563
(Æ)(Ñ)	27,293	2,151	Dai-ichi Life Insurance Co., Ltd. (The)	273,925	3,783
Israel Discount Bank, Ltd. Class A(Æ)	1,543,158	2,543	Daiichi Sankyo Co., Ltd.	46,300	967
Mobileye NV(Æ)(Ñ)	130,480	3,540	Daikin Industries, Ltd.	64,900	4,384
Orbotech, Ltd.(Æ)	65,831	1,374	Denso Corp.	141,800	6,154
Taro Pharmaceutical Industries, Ltd.(Æ)	4,300	627	DTS Corp.	62,000	1,289
Teva Pharmaceutical Industries, Ltd.			East Japan Railway Co.	7,200	663
- ADR	189,400	11,644	EDION Corp.(Æ)(Ñ)	14,700	111
Teva Pharmaceutical Industries, Ltd.	49,152	3,019	Eisai Co., Ltd.	117,300	7,081
		28,219	FANUC Corp.	37,000	4,940
			Foster Electric Co., Ltd.(Æ)	44,000	950
Italy - 2.7%			Fuji Electric Co., Ltd.	2,281,000	7,907
A2A SpA	120,150	144
ACEA SpA	93,754	1,393	Fuji Heavy Industries, Ltd.	117,600	4,806
Assicurazioni Generali SpA	34,745	521	Fuji Soft, Inc.	14,100	318
Atlantia SpA	33,627	879	FUJIFILM Holdings Corp.	73,500	2,837
Buzzi Unicem SpA	140,169	1,314	Fujitsu, Ltd.	2,996,000	12,498
Danieli & C Officine Meccaniche			Fukuda Corp.(Æ)	35,000	306
SpA(Æ)	42,512	611	Fukuda Denshi Co., Ltd.	2,100	104
Davide Campari-Milano SpA	566,629	4,975	Fuyo General Lease Co., Ltd.	22,000	1,081
DeA Capital SpA	80,943	114	Geo Holdings Corp.	90,900	1,403
Enel SpA	2,780,557	11,378	Goldcrest Co., Ltd.(Æ)	9,500	160
Engineering SpA	21,695	1,377	Hachijuni Bank, Ltd. (The)	75,000	418
ENI SpA - ADR	1,635,621	23,799	Haseko Corp.	231,000	2,419
Immobiliare Grande Distribuzione SIIQ			Hazama Ando Corp.(Æ)	360,200	1,764
SpA (Æ)(ö)	1,623,183	1,281	Heiwado Co., Ltd.	59,700	1,217
Intesa Sanpaolo SpA	1,000,950	2,853	Hitachi Capital Corp.	3,500	86
Parmalat SpA	222,939	579	Hitachi, Ltd.	1,443,000	7,122
Prysmian SpA	170,628	3,518	Honda Motor Co., Ltd.	702,970	19,054
Recordati SpA	5,960	147	Hoya Corp.	405,000	15,646
Reply SpA(Æ)	1,730	227	IHI Corp.	3,190,000	6,869
Salini Impregilo SpA(Æ)	142,200	553	Iida Group Holdings Co., Ltd.	435,600	7,748
Telecom Italia SpA(Æ)	6,623,341	7,357	Information Services International-
UniCredit SpA	57,846	225	Dentsu, Ltd.	69,700	1,397
Unione di Banche Italiane SCpA	708,836	3,323	Inpex Corp.	242,300	2,144
		66,568	Ishihara Sangyo Kaisha, Ltd.(Æ)	483,000	364
			IT Holdings Corp.(Æ)	33,400	737
Japan - 17.1%			ITOCHU Corp.	891,900	10,545
Adastria Co., Ltd.(Æ)	15,000	904	Jaccs Co., Ltd.(Æ)	163,000	551
Aeon Co., Ltd.	25,800	345	Japan Post Bank Co., Ltd.(Æ)	40,700	502
Aichi Bank, Ltd. (The)	2,000	96	Japan Tobacco, Inc.	122,300	4,779
Aiphone Co., Ltd.(Æ)	1,500	25	JSR Corp.	21,400	311
Ajinomoto Co., Inc.	43,000	1,021	Kaga Electronics Co., Ltd.	7,200	90
Aoyama Trading Co., Ltd.	60,500	2,408	Kaken Pharmaceutical Co., Ltd.	62,400	4,114
Asatsu-DK, Inc.(Æ)	11,100	242	Kamei Corp.	120,100	1,119
Astellas Pharma, Inc.	140,500	1,948	Kao Corp.	86,000	4,615
Bandai Namco Holdings, Inc.	64,600	1,468	KDDI Corp.	221,400	5,598
Bank of Yokohama, Ltd. (The)	87,000	463	Keihanshin Building Co., Ltd.(Æ)	47,400	254
Belluna Co., Ltd.	16,500	85	Keyence Corp.	8,700	4,094
BML, Inc.(Æ)	24,700	756	Kohnan Shoji Co., Ltd.	12,400	178
Calsonic Kansei Corp.	174,000	1,530	Kokuyo Co., Ltd.	37,600	403
Canon Marketing Japan, Inc.	24,300	441	Konica Minolta, Inc.	55,700	468

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 53

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kubota Corp.	30,000	443	Shinko Electric Industries Co., Ltd.(Æ)	35,400	216
Kuraray Co., Ltd.	37,500	452	SMC Corp.	18,600	4,202
Kyocera Corp.	67,800	2,725	Sompo Japan Nipponkoa Holdings, Inc.	82,700	2,451
Kyudenko Corp.	6,000	120	Sony Corp.	172,300	4,123
Mabuchi Motor Co., Ltd.	18,900	1,022	Sumitomo Corp.	685,400	6,836
Maeda Road Construction Co., Ltd.	70,000	1,105	Sumitomo Electric Industries, Ltd.	25,600	337
Matsuya Foods Co., Ltd.(Æ)	17,500	418	Sumitomo Forestry Co., Ltd.(Æ)	18,800	240
Meidensha Corp.(Æ)	216,000	838	Sumitomo Mitsui Financial Group, Inc.	368,900	12,389
Meitec Corp.	28,700	970	Sumitomo Mitsui Trust Holdings, Inc.	564,000	1,802
Mitsubishi Corp.	28,000	448	Sumitomo Osaka Cement Co., Ltd.	1,665,000	6,778
Mitsubishi Electric Corp.	61,000	565	Sumitomo Real Estate Sales Co., Ltd.	19,100	402
Mitsubishi Shokuhin Co., Ltd.	28,400	670	Suzuken Co., Ltd.	42,400	1,471
Mitsubishi Tanabe Pharma Corp.	61,800	1,015	Takeda Pharmaceutical Co., Ltd.	17,500	846
Mitsubishi UFJ Financial Group, Inc.	2,455,600	12,655	Takuma Co., Ltd.	176,000	1,359
Mitsuboshi Belting, Ltd.	22,000	163	Terumo Corp.	160,700	5,113
Mitsui & Co., Ltd.	36,100	410	Toa Corp. (Æ)	28,000	73
Mitsui Chemicals, Inc.	139,000	606	Token Corp.	16,000	1,204
Mitsui Engineering & Shipbuilding Co.,			Tokio Marine Holdings, Inc.	16,500	590
Ltd.(Æ)	1,251,000	1,738	Tokyo Dome Corp.(Æ)	281,000	1,346
Mizuho Financial Group, Inc.	1,515,900	2,617	Tokyo Electric Power Co., Inc.(Æ)	368,800	1,850
Mochida Pharmaceutical Co., Ltd.(Æ)	13,000	1,005	Tokyo Gas Co., Ltd.	155,000	713
Morinaga & Co., Ltd.(Æ)	240,000	1,318	Tokyo Steel Manufacturing Co., Ltd.	441,800	3,102
MS&AD Insurance Group Holdings, Inc.	138,500	3,757	Toppan Forms Co., Ltd.	19,600	235
Nexon Co., Ltd.	191,700	3,129	Toppan Printing Co., Ltd.	400,000	3,481
NHK Spring Co., Ltd.	39,100	385	Torii Pharmaceutical Co., Ltd.(Æ)	20,000	455
Nidec Corp.	57,700	3,932	Toshiba Corp.	150,000	251
Nintendo Co., Ltd.	30,700	4,324	Toyota Boshoku Corp.	47,400	963
Nippon Shokubai Co., Ltd.	4,500	294	Toyota Motor Corp.	146,500	8,848
Nippon Steel & Sumitomo Metal Corp.	16,600	297	Trend Micro, Inc.(Æ)	134,600	5,649
Nippon Suisan Kaisha, Ltd.	623,100	3,268	Tsumura & Co.(Æ)	5,500	150
Nippon Telegraph & Telephone Corp.	155,400	6,611	Ube Industries, Ltd.	112,000	217
Nippon Television Holdings, Inc.(Æ)	47,300	879	Ulvac, Inc.(Æ)	30,500	776
Nipro Corp.	168,600	1,684	West Japan Railway Co.	58,900	3,815
Nissan Motor Co., Ltd.	33,900	336	Xebio Co., Ltd.(Æ)	57,300	1,014
Nitori Holdings Co., Ltd.	34,900	2,829	Yamaguchi Financial Group, Inc.	9,000	97
Nittetsu Mining Co., Ltd.	60,000	231	Yamazen Corp.	154,600	1,288
NOK Corp.	35,100	727	Yellow Hat, Ltd.(Æ)	10,500	204
NS Solutions Corp.(Æ)	11,300	255	Yuasa Trading Co., Ltd.	60,000	1,348
NTT DOCOMO, Inc.	523,325	11,674	Yurtec Corp.	147,000	1,124
Okamura Corp.(Æ)	146,600	1,333	Yusen Logistics Co., Ltd.(Æ)	51,600	611
Okinawa Cellular Telephone Co.	16,200	413			420,947
Olympus Corp.	96,000	3,740
Ono Pharmaceutical Co., Ltd.	83,100	13,397	Jersey - 0.1%
Open House Co., Ltd.(Æ)	17,900	337	Henderson Group PLC	900,392	3,566
ORIX Corp.	436,400	6,194
Osaka Gas Co., Ltd.	615,000	2,332	Liechtenstein - 0.0%
Otsuka Holdings Co., Ltd.	27,200	915	VP Bank AG	4,268	350

Oyo Corp.(Æ)	5,100	50	Luxembourg - 0.1%
Paramount Bed Holdings Co., Ltd.(Æ)	11,900	410	ADO Properties SA(Å)(Æ)	14,180	396
Resona Holdings, Inc.	358,600	1,645	ArcelorMittal(Ñ)	130,837	505
Ryoden Trading Co., Ltd.(Æ)	6,000	37	Regus PLC	274,400	1,161
Sankyo Co., Ltd.	9,600	366			2,062
Sanyo Chemical Industries, Ltd.	49,000	379
Sanyo Shokai, Ltd.(Æ)(Ñ)	438,000	1,107	Macao - 0.2%
Secom Co., Ltd.	8,200	572	Sands China, Ltd.	1,771,200	6,214
Seiko Holdings Corp.(Æ)	334,000	1,591
Seven & i Holdings Co., Ltd.	147,300	6,550	Mexico - 0.2%
Shimamura Co., Ltd.	13,800	1,539	Fomento Economico Mexicano SAB de
Shimano, Inc.	17,800	2,847	CV - ADR	45,641	4,328
Shin-Etsu Chemical Co., Ltd.	27,400	1,400

See accompanying notes which are an integral part of this quarterly report.

54 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Netherlands - 4.9%			Yanlord Land Group, Ltd.	1,857,600	1,334
Aegon NV	761,861	4,325			27,383
AerCap Holdings NV(Æ)	46,300	1,422
Akzo Nobel NV	74,655	4,792	South Africa - 0.1%
ASML Holding NV	21,940	2,016	Mondi PLC	216,921	3,540
Boskalis Westminster	54,619	2,158
Delta Lloyd NV(Ñ)	379,168	2,249	South Korea - 1.3%
Eurocommercial Properties NV(Æ)	12,920	566	Hana Financial Group, Inc.	275,385	4,964
Euronext NV(Å)	6,390	310	Hankook Tire Co., Ltd.(Æ)	113,434	4,429
Ferrari NV(Æ)	3,094	123	POSCO	37,625	5,605
Flow Traders(Æ)(Þ)	28,963	1,466	Samsung Electronics Co., Ltd.	10,700	10,329
Heineken Holding NV	15,228	1,172	Shinhan Financial Group Co., Ltd.(Æ)	199,937	6,419
Heineken NV	108,324	9,420			31,746
ING Groep NV	2,022,451	23,346
Koninklijke Ahold NV	276,748	6,282	Spain - 2.2%
Koninklijke KPN NV	2,683,078	10,402	Acciona SA	16,281	1,248
Koninklijke Philips NV	320,744	8,533	ACS Actividades de Construccion y
NN Group NV	315,031	10,676	Servicios SA	42,779	1,093
NXP Semiconductors NV(Æ)	53,794	4,023	Amadeus IT Holding SA Class A	185,539	7,619
Randstad Holding NV	72,010	3,936	Banco Bilbao Vizcaya Argentaria SA
			- ADR	23,109	150
Royal Dutch Shell PLC Class A	805,285	17,672	Banco de Sabadell SA - ADR	4,257,011	7,708
Royal Dutch Shell PLC Class B	165,240	3,613	Banco Santander SA - ADR	1,897,770	8,196
Wolters Kluwer NV	45,665	1,555
		120,057	CaixaBank SA	878,047	2,672
			Cia de Distribucion Integral Logista
New Zealand - 0.1%			Holdings SA	18,790	391
Air New Zealand, Ltd.	711,086	1,362	Corp. Financiera Alba SA	30,989	1,224
Nuplex Industries, Ltd.(Æ)	347,442	936	Endesa SA - ADR	168,477	3,250
		2,298	Ferrovial SA(Æ)	39,431	869
			Gamesa Corp. Tecnologica SA	117,882	2,195
Norway - 0.6%			Gas Natural SDG SA	16,762	330
Austevoll Seafood ASA	185,282	1,187	Iberdrola SA	579,611	4,084
DNB ASA	13,427	163	Indra Sistemas SA(Æ)(Ñ)	297,500	2,943
Orkla ASA	845,148	6,848	Industria de Diseno Textil SA	188,173	6,174
Statoil ASA Class N	50,700	704	Lar Espana Real Estate Socimi SA (ö)	58,302	557
Telenor ASA	252,305	4,106	Mediaset Espana Comunicacion SA	159,721	1,561
Yara International ASA	30,631	1,166	Repsol SA - ADR	32,993	344
		14,174	Telefonica SA - ADR(Æ)	34,768	369
					52,977
Portugal - 0.3%
Energias de Portugal SA	138,724	485	Sweden - 1.8%
Galp Energia SGPS SA Class B	546,672	6,516	Assa Abloy AB Class B	356,037	7,535
		7,001	Atlas Copco AB Class A	206,689	4,437
			Atlas Copco AB Class B	32,449	664
Russia - 0.3%			Bilia AB Class A	25,372	475
Evraz PLC(Æ)	378,467	340	BillerudKorsnas AB	225,634	3,602
Gazprom PAO - ADR	2,002,587	7,236	Boliden AB	195,840	2,720
		7,576	Byggmax Group AB(Æ)	114,586	953
			Dios Fastigheter AB	16,100	106
Singapore - 1.1%			Electrolux AB	164,529	3,573
BW LPG, Ltd.(Þ)	283,331	2,183	Hennes & Mauritz AB Class B	109,710	3,588
DBS Group Holdings, Ltd.	366,496	3,650	Hexagon AB Class B	49,199	1,633
Frasers Centrepoint, Ltd.	50,500	59	Intrum Justitia AB(Æ)	6,700	222
Japfa, Ltd.(Æ)	608,600	202	KappAhl AB(Æ)	35,000	139
Jardine Cycle & Carriage, Ltd.	353,000	9,351	Medivir AB Class B(Æ)	70,563	551
Oversea-Chinese Banking Corp., Ltd.	88,300	495	Nobia AB	16,340	182
Singapore Airlines, Ltd.	47,400	369	Nordea Bank AB	428,661	4,302
Singapore Telecommunications, Ltd.	512,054	1,273	SAS AB(Æ)(Ñ)	451,000	1,297
United Industrial Corp., Ltd.	24,700	52	Scandi Standard AB(Æ)	16,800	108
United Overseas Bank, Ltd.	657,800	8,415	Skandinaviska Enskilda Banken AB
			Class A	194,973	1,880

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 55

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Skanska AB Class B	77,242	1,486	Amec Foster Wheeler PLC - GDR	232,374	1,374
SkiStar AB(Æ)	12,783	173	Anglo American PLC	39,312	157
Svenska Cellulosa AB SCA Class B	107,436	3,182	ARM Holdings PLC	243,438	3,495
Swedish Match AB	3,840	136	Associated British Foods PLC	3,747	169
Tethys Oil AB(Æ)	163,536	1,124	AstraZeneca PLC	99,606	6,372
		44,068	Auto Trader Group PLC(Æ)(Þ)	213,215	1,194
			Aviva PLC	1,023,757	7,070
Switzerland - 8.8%			Barclays PLC	3,496,976	9,340
ABB, Ltd.(Æ)	829,988	14,373	Bellway PLC	6,750	268
ABB, Ltd. - ADR(Æ)	130,800	2,263	Berendsen PLC	9,646	150
Actelion, Ltd.(Æ)	34,983	4,627	Berkeley Group Holdings PLC	132,960	6,722
Adecco SA(Æ)	62,887	3,882	BG Group PLC	91,005	1,380
Banque Cantonale Vaudoise	2,751	1,668	BHP Billiton PLC	73,582	716
Bell AG(Æ)	374	1,320	BP PLC	3,136,747	16,996
Bobst Group SA	16,844	686	BP PLC - ADR	130,000	4,208
Chubb, Ltd.(Æ)	55,925	6,323	British American Tobacco PLC	167,454	9,310
Cie Financiere Richemont SA(Æ)	56,948	3,700	British Land Co. PLC (The) (ö)	108,393	1,150
Credit Suisse Group AG(Æ)	838,263	14,798	BT Group PLC	190,890	1,328
GAM Holding AG(Æ)	150,071	2,108	Burford Capital, Ltd.	249,106	800
Georg Fischer AG	793	524	CNH Industrial NV	1,027,403	6,435
Glencore PLC(Æ)	1,431,796	1,853	CNH Industrial NV(Ñ)	252,800	1,583
Helvetia Holding AG(Ñ)	8,449	4,418	Coats Group PLC(Æ)	1,517,413	475
Julius Baer Group, Ltd.(Æ)	188,277	7,990	Compass Group PLC	618,662	10,665
Kardex AG(Æ)	4,910	353	Computacenter PLC(Æ)	70,530	832
Kuehne & Nagel International AG	9,686	1,284	Cranswick PLC(Æ)	17,990	537
LafargeHolcim, Ltd.(Æ)	5,638	239	Dairy Crest Group PLC	879,649	8,194
Lonza Group AG(Æ)	32,119	4,919	Dart Group PLC	174,078	1,377
Metall Zug AG	364	898	Debenhams PLC	494,000	554
Nestle SA	350,524	25,818	Delphi Automotive PLC	25,620	1,664
Novartis AG	312,697	24,255	Derwent London PLC (ö)	39,235	1,820
OC Oerlikon Corp. AG(Æ)	500,730	4,483	Diageo PLC	168,439	4,535
Oriflame Holding AG(Æ)	73,048	1,025	Direct Line Insurance Group PLC	515,125	2,761
Roche Holding AG	129,271	33,631	DS Smith PLC Class F	2,807,251	14,704
Sonova Holding AG	17,036	2,045	Fiat Chrysler Automobiles NV	30,940	218
STMicroelectronics NV	970,127	6,398	Galliford Try PLC	3,720	79
Swiss Life Holding AG(Æ)	34,228	8,704	Genel Energy PLC(Æ)	390,417	589
Swiss Re AG(Æ)	89,996	8,359	GlaxoSmithKline PLC - ADR	793,663	16,350
Syngenta AG	5,255	1,935	Go-Ahead Group PLC	12,409	434
Transocean, Ltd.(Ñ)	172,642	1,808	Great Portland Estates PLC (ö)	371,425	4,074
UBS Group AG	888,633	14,672	Greggs PLC	23,905	356
Vetropack Holding AG	210	292	Hammerson PLC (ö)	243,584	2,036
Vontobel Holding AG	17,300	727	HSBC Holdings PLC	2,960,081	20,877
Wolseley PLC - ADR	11,536	571	Imperial Tobacco Group PLC	676,307	36,642
Zurich Insurance Group AG(Æ)	15,548	3,444	Inchcape PLC	283,622	2,916
		216,393	Indivior PLC	869,925	1,879
			Intermediate Capital Group PLC	54,687	457
Taiwan - 0.8%			International Consolidated Airlines
Compal Electronics, Inc.	9,012,000	5,241	Group SA(Æ)	159,100	1,230
Hon Hai Precision Industry Co., Ltd.(Æ)	1,524,464	3,575	iomart Group PLC(Æ)	184,161	626
Taiwan Semiconductor Manufacturing			JD Sports Fashion PLC - ADR	92,144	1,500
Co., Ltd. - ADR	316,963	7,084	Jupiter Fund Management PLC	15,100	90
Teco Electric and Machinery Co., Ltd.	4,738,500	3,711	Kingfisher PLC	2,399,700	11,231
		19,611	Land Securities Group PLC(ö)	231,110	3,626

Thailand - 0.3%			Legal & General Group PLC	183,671	642
Bangkok Bank PCL	292,400	1,267	Liberty Global PLC Class A(Æ)	13,600	468
Charoen Pokphand Foods PCL	10,347,500	5,660	Liberty Global PLC Class C(Æ)	10,700	356
		6,927	LivaNova PLC(Æ)	4,600	258
			Lloyds Banking Group PLC	666,867	626
United Kingdom - 17.3%			Moneysupermarket.com Group PLC	501,623	2,425
3i Group PLC	534,778	3,395	National Grid PLC	832,577	11,735

See accompanying notes which are an integral part of this quarterly report.

56 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Novae Group PLC	76,481	894		Porsche Automobil Holding SE	45,260		2,047
Old Mutual PLC	216,470	529		Schaeffler AG (Æ)	63,880		1,016
Pendragon PLC	1,536,065	867		Volkswagen AG	69,249		8,037
Persimmon PLC Class A(Æ)	90,393	2,634					13,876
Premier Oil PLC(Æ)	1,161,888	315
Prudential PLC	396,581	7,795	Japan	- 0.0%
QinetiQ Group PLC	668,900	2,218		Shinkin Central Bank Class A	87		163
Rank Group PLC(Æ)	89,621	357
Reckitt Benckiser Group PLC	204,459	18,244		Total Preferred Stocks
Redcentric PLC(Æ)	253,991	671		(cost $17,284)			14,039
Redrow PLC	90,400	574
Rentokil Initial PLC	101,800	228		Warrants & Rights - 0.0%
Rio Tinto PLC	195,824	4,816		Hong Kong - 0.0%
Rolls Royce Holdings PLC(Æ)	933,752	7,454		Lai Sun Development Co., Ltd.(Æ)
Royal Bank of Scotland Group PLC(Æ)	2,460,957	8,921		2016 Rights	18,154,500		9
Royal Mail PLC	384,508	2,529
RSA Insurance Group PLC	1,347,073	8,037	Spain	- 0.0%
Segro PLC (ö)	67,770	426		Iberdrola SA(Æ)(Ñ)
Shaftesbury PLC (ö)	48,759	586		2016 Rights	579,611		81

Sky PLC	688,479	10,670		Total Warrants & Rights
Smith & Nephew PLC	230,457	3,839
Smiths Group PLC	191,577	2,592		(cost $80)			90
ST Modwen Properties PLC	57,833	320
Standard Chartered PLC	412,223	2,793	Short	-Term Investments - 5.2%
Subsea 7 SA(Æ)	310,300	1,867		United States - 5.2%
SVG Capital PLC(Æ)	65,519	460		Russell U.S. Cash Management Fund	110,881,877	(8)	110,882
Taylor Wimpey PLC	890,693	2,454		United States Treasury Bills
Tesco PLC(Æ)	256,159	634		0.230% due 03/03/16	18,200		18,196
Travis Perkins PLC	436,077	11,394		Total Short-Term Investments
Trinity Mirror PLC	533,860	1,154		(cost $129,078)			129,078
Unilever NV	270,822	12,078
Unilever PLC	58,690	2,583		Other Securities - 2.1%
Vertu Motors PLC(Æ)	165,494	163		Russell U.S. Cash Collateral Fund(×)	50,861,930	(8)	50,862
Vodafone Group PLC	5,272,107	16,865		Total Other Securities
WM Morrison Supermarkets PLC	180,621	452		(cost $50,862)			50,862
Worldpay Group PLC Class W(Æ)(Þ)	942,510	4,220
WPP PLC	1,241,504	27,021		Total Investments 101.3%
WS Atkins PLC	80,950	1,679		(identified cost $2,667,931)			2,490,010
		424,783
United States - 1.5%				Other Assets and Liabilities, Net
Carnival PLC	148,935	7,423	-	(1.3%)			(30,925)
Horizon Pharma PLC(Æ)	84,400	1,477		Net Assets - 100.0%			2,459,085
Milestone Apartments Real Estate
Investment Trust (ö)	96,775	1,042
News Corp. Class A	848,625	11,007
Philip Morris International, Inc.	50,600	4,554
Samsonite International SA	1,287,300	3,321
Thomson Reuters Corp.(Æ)	17,300	647
Valeant Pharmaceuticals International,
Inc.(Æ)	17,628	1,590
Yum! Brands, Inc.	74,780	5,412
		36,473

Total Common Stocks
(cost $2,470,627)		2,295,941

Preferred Stocks - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA	26,159	2,776

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 57

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal		Cost per	Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.0%
ADO Properties SA		07/23/15	EUR		14,180	27.42	389	396
BGP Holdings PLC		08/06/09	EUR	559,805		—	—	—
Euronext NV		01/26/16	EUR		6,390	47.25	302	310
GDF Suez		11/07/05	EUR		55,671	0.01	—	—
								706
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
CAC40 Euro Index Futures			346	EUR	15,262	02/16		192
Dow Jones Index Futures			61	EUR	14,878	03/16		(529)
EURO STOXX 50 Index Futures			980	EUR	29,674	03/16		(893)
FTSE 100 Index Futures			294	GBP	17,661	03/16		554
Hang Seng Index Futures			36	HKD	35,501	02/16		151
S&P/TSX 60 Index Futures			631	CAD	95,003	03/16		529
SPI 200 Index Futures			631	AUD	78,323	03/16		969
TOPIX Index Futures		1,045		JPY	15,037,550	03/16		(8,815)
Short Positions
FTSE 100 Index Futures			475	GBP	28,533	03/16		(421)
Hang Seng Index Futures			254	HKD	250,482	02/16		(1,208)
MSCI Emerging Markets Mini Index Futures		1,348		USD	50,402	03/16		2,316
S&P 500 E-Mini Index Futures			820	USD	79,134	03/16		4,491
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(2,664)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	141		AUD	200	03/16/16		—
Bank of America	USD	919		AUD	1,300	03/16/16		(1)
Bank of America	USD	1,394		AUD	2,000	03/16/16		19
Bank of America	USD	51,657		AUD	72,000	03/16/16		(803)
Bank of America	USD	214		CAD	300	03/16/16		1
Bank of America	USD	497		CAD	700	03/16/16		2
Bank of America	USD	61,860		CAD	84,000	03/16/16		(1,898)
Bank of America	USD	1,337		EUR	1,221	02/01/16		(15)
Bank of America	USD	34		EUR	31	02/02/16		—
Bank of America	USD	1,096		EUR	1,000	03/16/16		(12)
Bank of America	USD	1,616		EUR	1,500	03/16/16		10
Bank of America	USD	1,957		EUR	1,800	03/16/16		(5)
Bank of America	USD	718		GBP	500	03/16/16		(6)
Bank of America	USD	1,435		GBP	1,000	03/16/16		(10)
Bank of America	USD	1,483		GBP	1,000	03/16/16		(58)
Bank of America	USD	385	HKD		3,000	03/16/16		—
Bank of America	USD	78		JPY	9,226	02/02/16		(1)
Bank of America	USD	153		JPY	18,230	02/02/16		(3)
Bank of America	USD	264		JPY	32,014	02/03/16		—
Bank of America	USD	267		JPY	32,380	02/03/16		—
Bank of America	USD	421		JPY	50,000	03/16/16		(8)
Bank of America	USD	853		JPY	100,000	03/16/16		(26)
Bank of America	USD	1,013		JPY	120,000	03/16/16		(21)

See accompanying notes which are an integral part of this quarterly report.

58 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	106,168	JPY	13,000,000	03/16/16	1,319
Bank of America	AUD	150	USD	104	03/16/16	(1)
Bank of America	AUD	750	USD	545	03/16/16	15
Bank of America	AUD	1,171	USD	850	03/16/16	23
Bank of America	AUD	2,000	USD	1,393	03/16/16	(19)
Bank of America	AUD	2,000	USD	1,451	03/16/16	38
Bank of America	AUD	2,000	USD	1,431	03/16/16	19
Bank of America	CAD	150	USD	105	03/16/16	(2)
Bank of America	CAD	560	USD	390	03/16/16	(10)
Bank of America	CAD	700	USD	506	03/16/16	6
Bank of America	CAD	1,330	USD	958	03/16/16	9
Bank of America	EUR	32	USD	35	02/01/16	—
Bank of America	EUR	73	USD	80	02/02/16	—
Bank of America	EUR	420	USD	460	03/16/16	5
Bank of America	EUR	700	USD	761	03/16/16	2
Bank of America	EUR	2,000	USD	2,185	03/16/16	16
Bank of America	EUR	3,000	USD	3,263	03/16/16	10
Bank of America	EUR	3,200	USD	3,470	03/16/16	—
Bank of America	EUR	4,500	USD	4,887	03/16/16	7
Bank of America	EUR	7,597	USD	8,309	03/16/16	70
Bank of America	GBP	100	USD	144	03/16/16	2
Bank of America	GBP	900	USD	1,326	03/16/16	43
Bank of America	GBP	1,413	USD	2,096	03/16/16	82
Bank of America	GBP	1,500	USD	2,257	03/16/16	120
Bank of America	GBP	30,000	USD	44,951	03/16/16	2,201
Bank of America	HKD	2,000	USD	258	03/16/16	1
Bank of America	HKD	3,700	USD	475	03/16/16	(1)
Bank of America	HKD	4,646	USD	600	03/16/16	3
Bank of America	HKD	276,000	USD	35,628	03/16/16	154
Bank of America	JPY	12,507	USD	105	02/02/16	2
Bank of America	JPY	17,192	USD	145	02/02/16	3
Bank of America	JPY	69,603	USD	586	02/02/16	11
Bank of America	JPY	3,939	USD	32	02/03/16	—
Bank of America	JPY	7,249	USD	60	02/03/16	—
Bank of America	JPY	13,772	USD	114	02/03/16	—
Bank of America	JPY	27,613	USD	228	02/03/16	—
Bank of America	JPY	54,929	USD	453	02/03/16	(1)
Bank of America	JPY	50,000	USD	425	03/16/16	12
Bank of America	JPY	51,500	USD	428	03/16/16	2
Bank of America	JPY	200,000	USD	1,666	03/16/16	12
Bank of America	JPY	200,000	USD	1,694	03/16/16	40
Bank of America	JPY	240,000	USD	2,024	03/16/16	40
Bank of America	JPY	268,000	USD	2,263	03/16/16	47
Bank of America	JPY	300,000	USD	2,438	03/16/16	(42)
Bank of Montreal	USD	282	AUD	400	03/16/16	1
Bank of Montreal	USD	284	CAD	400	03/16/16	2
Bank of Montreal	USD	3,243	EUR	3,000	03/16/16	10
Bank of Montreal	USD	1,024	GBP	700	03/16/16	(27)
Bank of Montreal	USD	258	HKD	2,000	03/16/16	(1)
Bank of Montreal	USD	1,268	JPY	150,000	03/16/16	(28)
Bank of New York	USD	12,393	CAD	16,857	03/16/16	(360)
Bank of New York	USD	115	EUR	106	02/02/16	—
Bank of New York	USD	10,895	EUR	9,982	03/16/16	(70)
Bank of New York	USD	20,593	JPY	2,525,500	03/16/16	289
Bank of New York	CZK	11,472	USD	460	02/02/16	—
Bank of New York	EUR	241	USD	261	02/02/16	—
BNP Paribas	USD	573	AUD	800	03/16/16	(8)
BNP Paribas	USD	993	AUD	1,400	03/16/16	(4)
BNP Paribas	USD	717	CAD	1,000	03/16/16	(3)
BNP Paribas	USD	4,340	EUR	4,000	03/16/16	(2)
BNP Paribas	USD	1,472	GBP	1,000	03/16/16	(47)
BNP Paribas	USD	79,608	GBP	52,800	03/16/16	(4,368)
BNP Paribas	USD	258	HKD	2,000	03/16/16	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 59

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	2,098	JPY	250,000	03/16/16	(30)
BNP Paribas	AUD	300	USD	205	03/16/16	(7)
BNP Paribas	AUD	700	USD	503	03/16/16	8
BNP Paribas	CAD	350	USD	241	03/16/16	(9)
BNP Paribas	CAD	500	USD	364	03/16/16	7
BNP Paribas	CAD	1,000	USD	725	03/16/16	11
BNP Paribas	EUR	1,500	USD	1,638	03/16/16	12
BNP Paribas	EUR	2,700	USD	2,925	03/16/16	(3)
BNP Paribas	EUR	3,800	USD	4,152	03/16/16	31
BNP Paribas	EUR	103,200	USD	112,190	03/16/16	270
BNP Paribas	GBP	250	USD	378	03/16/16	22
BNP Paribas	GBP	450	USD	642	03/16/16	1
BNP Paribas	GBP	1,500	USD	2,250	03/16/16	112
BNP Paribas	HKD	1,000	USD	128	03/16/16	—
BNP Paribas	HKD	3,000	USD	387	03/16/16	2
BNP Paribas	JPY	80,000	USD	663	03/16/16	2
BNP Paribas	JPY	90,000	USD	734	03/16/16	(10)
BNP Paribas	JPY	120,000	USD	1,026	03/16/16	34
BNP Paribas	JPY	300,000	USD	2,459	03/16/16	(21)
Brown Brothers Harriman	CZK	17,347	USD	696	02/02/16	1
Brown Brothers Harriman	EUR	376	USD	408	02/02/16	—
Citibank	HKD	2,100	USD	270	03/16/16	—
Deutsche Bank	USD	1,694	JPY	200,000	03/16/16	(40)
HSBC	USD	2,361	AUD	3,294	03/16/16	(34)
HSBC	USD	17,559	AUD	24,500	03/16/16	(255)
HSBC	USD	2,950	CAD	4,010	03/16/16	(88)
HSBC	USD	12,401	CAD	16,857	03/16/16	(367)
HSBC	USD	2,293	EUR	2,098	03/16/16	(17)
HSBC	USD	7,121	EUR	6,500	03/16/16	(72)
HSBC	USD	10,906	EUR	9,982	03/16/16	(81)
HSBC	USD	6,870	GBP	4,580	03/16/16	(344)
HSBC	USD	4,047	HKD	31,349	03/16/16	(18)
HSBC	USD	7,134	JPY	874,906	03/16/16	100
HSBC	USD	20,592	JPY	2,525,500	03/16/16	289
HSBC	AUD	500	USD	347	03/16/16	(6)
HSBC	AUD	500	USD	355	03/16/16	2
HSBC	AUD	1,000	USD	715	03/16/16	9
HSBC	CAD	600	USD	418	03/16/16	(10)
HSBC	CAD	600	USD	430	03/16/16	2
HSBC	CAD	1,500	USD	1,093	03/16/16	22
HSBC	EUR	2,500	USD	2,722	03/16/16	11
HSBC	EUR	2,500	USD	2,711	03/16/16	—
HSBC	GBP	300	USD	447	03/16/16	19
HSBC	GBP	700	USD	1,011	03/16/16	13
HSBC	GBP	1,500	USD	2,259	03/16/16	122
HSBC	GBP	9,900	USD	14,851	03/16/16	745
HSBC	HKD	1,500	USD	193	03/16/16	—
HSBC	HKD	1,800	USD	232	03/16/16	1
HSBC	HKD	268,500	USD	34,661	03/16/16	151
HSBC	JPY	100,000	USD	850	03/16/16	23
HSBC	JPY	120,000	USD	980	03/16/16	(12)
HSBC	JPY	20,500,000	USD	166,660	03/16/16	(2,839)
Morgan Stanley	EUR	1,000	USD	1,094	03/16/16	10
National Australia Bank	USD	12,397	CAD	16,857	03/16/16	(364)
National Australia Bank	USD	10,891	EUR	9,982	03/16/16	(65)
National Australia Bank	USD	20,588	JPY	2,525,500	03/16/16	294
Royal Bank of Canada	USD	417	AUD	600	03/16/16	7
Royal Bank of Canada	USD	2,365	AUD	3,294	03/16/16	(39)
Royal Bank of Canada	USD	17,593	AUD	24,500	03/16/16	(288)
Royal Bank of Canada	USD	491	CAD	700	03/16/16	9
Royal Bank of Canada	USD	2,950	CAD	4,010	03/16/16	(88)
Royal Bank of Canada	USD	12,401	CAD	16,857	03/16/16	(369)
Royal Bank of Canada	USD	2,290	EUR	2,098	03/16/16	(14)

See accompanying notes which are an integral part of this quarterly report.

60 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	3,038	EUR	2,800	03/16/16	(1)
Royal Bank of Canada	USD	3,802	EUR	3,500	03/16/16	(7)
Royal Bank of Canada	USD	10,892	EUR	9,982	03/16/16	(66)
Royal Bank of Canada	USD	855	GBP	600	03/16/16	—
Royal Bank of Canada	USD	1,051	GBP	700	03/16/16	(54)
Royal Bank of Canada	USD	6,873	GBP	4,580	03/16/16	(348)
Royal Bank of Canada	USD	192	HKD	1,500	03/16/16	—
Royal Bank of Canada	USD	1,480	JPY	175,000	03/16/16	(33)
Royal Bank of Canada	USD	1,645	JPY	200,000	03/16/16	9
Royal Bank of Canada	USD	2,552	JPY	300,000	03/16/16	(72)
Royal Bank of Canada	USD	7,132	JPY	874,906	03/16/16	102
Royal Bank of Canada	USD	20,588	JPY	2,525,500	03/16/16	293
Royal Bank of Canada	AUD	150	USD	105	03/16/16	(1)
Royal Bank of Canada	AUD	600	USD	419	03/16/16	(4)
Royal Bank of Canada	CAD	200	USD	140	03/16/16	(3)
Royal Bank of Canada	CAD	350	USD	246	03/16/16	(4)
Royal Bank of Canada	EUR	500	USD	545	03/16/16	3
Royal Bank of Canada	GBP	150	USD	213	03/16/16	—
Royal Bank of Canada	GBP	1,000	USD	1,421	03/16/16	(4)
Royal Bank of Canada	GBP	9,900	USD	14,858	03/16/16	750
Royal Bank of Canada	HKD	6,000	USD	768	03/16/16	(3)
Royal Bank of Canada	JPY	60,000	USD	511	03/16/16	15
State Street	USD	696	AUD	983	02/01/16	—
State Street	USD	970	AUD	1,370	02/01/16	—
State Street	USD	45	AUD	64	02/02/16	—
State Street	USD	428	AUD	604	02/02/16	(1)
State Street	USD	286	AUD	400	03/16/16	(4)
State Street	USD	2,645	AUD	3,700	03/16/16	(32)
State Street	USD	2,655	AUD	3,800	03/16/16	29
State Street	USD	430	CAD	600	03/16/16	(1)
State Street	USD	3,390	CAD	4,800	03/16/16	36
State Street	USD	3,648	CAD	5,000	03/16/16	(79)
State Street	USD	1,638	EUR	1,500	03/16/16	(12)
State Street	USD	2,181	EUR	2,000	03/16/16	(12)
State Street	USD	2,188	EUR	2,000	03/16/16	(19)
State Street	USD	5,452	EUR	5,000	03/16/16	(30)
State Street	USD	19,486	EUR	18,000	03/16/16	34
State Street	USD	20,806	EUR	19,000	03/16/16	(201)
State Street	USD	334	GBP	234	02/01/16	—
State Street	USD	884	GBP	610	02/01/16	(15)
State Street	USD	893	GBP	600	03/16/16	(38)
State Street	USD	987	GBP	650	03/16/16	(61)
State Street	USD	7,856	GBP	5,500	03/16/16	(18)
State Street	USD	8,283	GBP	5,500	03/16/16	(447)
State Street	USD	44	HKD	339	02/01/16	—
State Street	USD	729	HKD	5,715	02/01/16	6
State Street	USD	128	HKD	1,000	03/16/16	—
State Street	USD	232	HKD	1,800	03/16/16	(1)
State Street	USD	1,412	HKD	11,000	03/16/16	2
State Street	USD	1,549	HKD	12,000	03/16/16	(7)
State Street	USD	35,246	HKD	273,000	03/16/16	(158)
State Street	USD	378	JPY	44,941	02/01/16	(7)
State Street	USD	850	JPY	100,000	03/16/16	(23)
State Street	USD	1,238	JPY	150,000	03/16/16	2
State Street	USD	1,701	JPY	200,000	03/16/16	(47)
State Street	USD	2,067	JPY	250,000	03/16/16	—
State Street	USD	2,535	JPY	300,000	03/16/16	(54)
State Street	USD	9,291	JPY	1,100,000	03/16/16	(196)
State Street	USD	10,297	JPY	1,250,000	03/16/16	39
State Street	USD	35	SEK	297	02/01/16	—
State Street	USD	130	SGD	186	02/01/16	—
State Street	AUD	97	USD	69	02/01/16	1
State Street	AUD	534	USD	381	02/01/16	3

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 61

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	AUD	200	USD	139	03/16/16	(2)
State Street	AUD	300	USD	207	03/16/16	(5)
State Street	AUD	300	USD	214	03/16/16	2
State Street	AUD	300	USD	206	03/16/16	(6)
State Street	AUD	950	USD	685	03/16/16	14
State Street	AUD	2,000	USD	1,403	03/16/16	(10)
State Street	AUD	2,400	USD	1,727	03/16/16	32
State Street	AUD	34,800	USD	25,144	03/16/16	563
State Street	BRL	328	USD	81	02/02/16	(1)
State Street	CAD	312	USD	221	02/01/16	(1)
State Street	CAD	1,446	USD	1,028	02/01/16	(4)
State Street	CAD	1,581	USD	1,114	02/01/16	(15)
State Street	CAD	285	USD	203	02/02/16	—
State Street	CAD	200	USD	137	03/16/16	(5)
State Street	CAD	300	USD	211	03/16/16	(3)
State Street	CAD	350	USD	250	03/16/16	—
State Street	CAD	500	USD	345	03/16/16	(12)
State Street	CAD	1,400	USD	1,010	03/16/16	11
State Street	CAD	4,000	USD	2,826	03/16/16	(29)
State Street	CAD	44,300	USD	32,775	03/16/16	1,152
State Street	EUR	—	USD	1	02/01/16	—
State Street	EUR	20	USD	89	02/01/16	67
State Street	EUR	1,040	USD	1,183	02/01/16	56
State Street	EUR	1,000	USD	1,091	03/16/16	6
State Street	EUR	1,200	USD	1,304	03/16/16	3
State Street	EUR	1,500	USD	1,639	03/16/16	12
State Street	EUR	2,000	USD	2,152	03/16/16	(17)
State Street	EUR	4,500	USD	4,923	03/16/16	43
State Street	GBP	378	USD	552	02/01/16	14
State Street	GBP	300	USD	425	03/16/16	(2)
State Street	GBP	300	USD	436	03/16/16	9
State Street	GBP	500	USD	714	03/16/16	1
State Street	GBP	500	USD	733	03/16/16	21
State Street	GBP	1,200	USD	1,742	03/16/16	32
State Street	GBP	1,500	USD	2,231	03/16/16	93
State Street	HKD	714	USD	92	02/01/16	—
State Street	HKD	810	USD	104	02/01/16	—
State Street	HKD	800	USD	103	03/16/16	—
State Street	HKD	1,000	USD	128	03/16/16	(1)
State Street	HKD	1,000	USD	129	03/16/16	1
State Street	HKD	1,000	USD	129	03/16/16	—
State Street	HKD	3,000	USD	387	03/16/16	2
State Street	JPY	10,195	USD	86	02/01/16	2
State Street	JPY	19,354	USD	163	02/01/16	3
State Street	JPY	117,939	USD	1,014	02/01/16	40
State Street	JPY	373,180	USD	3,263	02/01/16	181
State Street	JPY	40,000	USD	341	03/16/16	10
State Street	JPY	80,000	USD	680	03/16/16	19
State Street	JPY	100,000	USD	853	03/16/16	26
State Street	JPY	150,000	USD	1,239	03/16/16	(1)
State Street	JPY	150,000	USD	1,262	03/16/16	21
State Street	JPY	150,000	USD	1,243	03/16/16	3
UBS	USD	2,362	AUD	3,294	03/16/16	(36)
UBS	USD	17,573	AUD	24,500	03/16/16	(268)
UBS	USD	2,949	CAD	4,010	03/16/16	(86)
UBS	USD	12,395	CAD	16,857	03/16/16	(362)
UBS	USD	2,292	EUR	2,098	03/16/16	(17)
UBS	USD	10,905	EUR	9,982	03/16/16	(80)
UBS	USD	6,874	GBP	4,580	03/16/16	(348)
UBS	USD	7,136	JPY	874,906	03/16/16	98
UBS	USD	20,598	JPY	2,525,500	03/16/16	283
UBS	AUD	1,000	USD	715	03/16/16	9
UBS	CAD	1,000	USD	728	03/16/16	14

See accompanying notes which are an integral part of this quarterly report.

62 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	CAD	2,000	USD	1,421	03/16/16	(7)
UBS	GBP	400	USD	609	03/16/16	39
UBS	GBP	9,900	USD	14,859	03/16/16	751
UBS	HKD	3,000	USD	387	03/16/16	2
UBS	JPY	100,000	USD	829	03/16/16	3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(4,781)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 63

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$56,091	$—	$56,091
Austria	—	11,711	—	11,711
Belgium	—	39,339	—	39,339
Bermuda	138	—	—	138
Brazil	8,838	—	—	8,838
Canada	87,615	—	—	87,615
China	3,915	7,351	—	11,266
Czech Republic	—	3,176	—	3,176
Denmark	—	31,229	—	31,229
Finland	—	13,021	—	13,021
France	32	224,055	—	224,087
Germany	—	152,833	—	152,833
Hong Kong	—	54,460	—	54,460
Hungary	—	5,525	—	5,525
India	2,816	4,700	—	7,516
Indonesia	—	1,837	—	1,837
Ireland	18,508	19,689	—	38,197
Isle of Man	—	1,801	—	1,801
Israel	19,336	8,883	—	28,219
Italy	150	66,418	—	66,568
Japan	—	420,947	—	420,947
Jersey	—	3,566	—	3,566
Liechtenstein	—	350	—	350
Luxembourg	—	2,062	—	2,062
Macao	—	6,214	—	6,214
Mexico	4,328	—	—	4,328
Netherlands	5,568	114,489	—	120,057
New Zealand	—	2,298	—	2,298
Norway	—	14,174	—	14,174
Portugal	—	7,001	—	7,001
Russia	1,092	6,484	—	7,576
Singapore	—	27,383	—	27,383
South Africa	—	3,540	—	3,540
South Korea	—	31,746	—	31,746
Spain	—	52,977	—	52,977
Sweden	—	44,068	—	44,068
Switzerland	8,586	207,807	—	216,393
Taiwan	7,084	12,527	—	19,611
Thailand	—	6,927	—	6,927
United Kingdom	8,537	415,931	315	424,783
United States	25,729	10,744	—	36,473
Preferred Stocks	—	14,039	—	14,039
Warrants & Rights	—	90	—	90
Short-Term Investments	—	129,078	—	129,078
Other Securities	—	50,862	—	50,862
Total Investments	202,272	2,287,423	315	2,490,010

Other Financial Instruments
Futures Contracts	(2,664)	—	—	(2,664)
Foreign Currency Exchange Contracts	325	(5,106)	—	(4,781)
Total Other Financial Instruments*	$(2,339)	$(5,106)	$—	$(7,445)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of this quarterly report.

64 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 65

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.7%			Denmark - 0.1%
Australia - 0.4%			Genmab A/S(Æ)	8,876	1,111
ASX, Ltd. - ADR	14,281	432	Tryg A/S	7,970	152
New Hope Corp., Ltd.	18,210	21			1,263
Qantas Airways, Ltd.(Æ)	1,062,121	2,936
Rio Tinto, Ltd. - ADR	111,467	3,129	Finland - 0.7%
Telstra Corp., Ltd.	187,122	752	Caverion Corp.	200,045	1,910
Washington H Soul Pattinson & Co., Ltd.	3,821	45	Fortum OYJ	51,023	801
Woodside Petroleum, Ltd.	34,039	686	Kone OYJ Class B	131,846	5,792
WorleyParsons, Ltd.	751,300	1,836	Konecranes OYJ(Ñ)	184,789	4,095
		9,837	Neste OYJ	52,743	1,648
			Sampo OYJ Class A	33,772	1,631
Austria - 0.0%			YIT OYJ(Ñ)	342,100	1,838
Erste Group Bank AG(Æ)	8,571	250			17,715

Belgium - 0.6%			France - 6.4%
Ageas	8,512	345	BNP Paribas SA	715,777	34,019
Groupe Bruxelles Lambert SA	5,535	420	Christian Dior SE	30,968	5,244
KBC Groep NV	5,019	288	Cie Generale des Etablissements
Proximus	1,259	43	Michelin Class B	65,500	6,024
Solvay SA	61,495	5,093	Danone SA	365,474	25,206
UCB SA	84,475	7,236	Engie SA	86,822	1,395
		13,425	Euler Hermes Group	251	22
			Imerys SA	88,389	5,475
Bermuda - 0.2%			IPSOS	165,176	3,388
Assured Guaranty, Ltd.	156,600	3,724	Legrand SA - ADR	237,707	13,098
Axis Capital Holdings, Ltd.	8,300	447	LVMH Moet Hennessy Louis Vuitton
Endurance Specialty Holdings, Ltd.	3,400	211	SE - ADR	124,596	20,085
Hiscox, Ltd.	21,591	306	Numericable-SFR SAS(Æ)	30,223	1,201
PartnerRe, Ltd.	3,900	548	PPR SA	72,074	12,207
		5,236	Renault SA	99,360	8,419
			Sanofi - ADR	140,750	11,819
Canada - 1.3%			Suez Environnement Co.	40,933	759
BCE, Inc.	31,000	1,249	Total SA	123,511	5,495
Canadian Imperial Bank of Commerce(Ñ)	20,300	1,322	Veolia Environnement SA	111,777	2,695
Canadian National Railway Co.	332,027	17,760			156,551
Emera, Inc.	23,600	752
Enbridge, Inc.	19,100	663	Germany - 4.0%
Encana Corp.	222,100	975	Allianz SE	102,834	16,597
Genworth MI Canada, Inc.(Ñ)	3,000	52	BASF SE	64,552	4,278
Great-West Lifeco, Inc.	24,100	597	Daimler AG	248,391	17,292
Husky Energy, Inc.(Ñ)	41,062	409	Deutsche Telekom AG	374,587	6,503
Intact Financial Corp.	11,100	666	Deutsche Wohnen AG	6,290	165
Keyera Corp.(Ñ)	12,900	354	Freenet AG	178,132	5,522
Methanex Corp.	134,200	3,577	Hannover Rueck SE	59,475	6,260
Pembina Pipeline Corp.(Ñ)	26,500	602	Lanxess AG	104,992	4,329
Royal Bank of Canada - GDR	12,700	658	Linde AG	110,166	14,882
Suncor Energy, Inc.	49,000	1,161	Muenchener Rueckversicherungs-
TELUS Corp.	17,100	476	Gesellschaft AG in Muenchen	32,020	6,134
Toronto Dominion Bank	17,300	656	Symrise AG	94,420	6,092
		31,929	Wincor Nixdorf AG(Æ)	128,163	6,467
			Zalando SE	754	26
China - 0.8%			Zalando SE(Å)(Æ)	121,964	4,191
Alibaba Group Holding, Ltd. - ADR(Æ)	98,973	6,634			98,738
China Hongxing Sports, Ltd.(Å)(Æ)	6,320,000	—
China Petroleum & Chemical Corp.			Hong Kong - 0.6%
Class H	2,975,600	1,673	Cathay Pacific Airways, Ltd.	1,885,800	2,977
Tencent Holdings, Ltd.	526,200	9,941	China Resources Power Holdings Co.,
		18,248	Ltd.	1,101,600	1,879
			Guangdong Investment, Ltd.	1,173,400	1,503
			Hang Seng Bank, Ltd.	59,200	985

See accompanying notes which are an integral part of this quarterly report.

66 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MTR Corp., Ltd.	55,500	252	Toyota Motor Corp.	308,300	18,619
Power Assets Holdings, Ltd.	196,500	1,797			105,350
REXLot Holdings, Ltd.(Å)(Ñ)	27,960,023	36
Wharf Holdings, Ltd. (The)	332,000	1,547	Luxembourg - 0.0%
Wheelock & Co., Ltd.	688,000	2,628	ArcelorMittal	237,196	916
		13,604
			Netherlands - 2.1%
India - 0.9%			AerCap Holdings NV(Æ)	152,626	4,687
Bharti Infratel, Ltd.	1,143,244	6,136	Akzo Nobel NV	165,870	10,647
HDFC Bank, Ltd.(Æ)	234,949	3,654	Altice NV Class A(Æ)	15,630	226
ICICI Bank, Ltd.	1,779,824	6,096	Altice NV Class B(Æ)	12,782	190
Infosys, Ltd. - ADR	295,800	5,298	ASML Holding NV Class G(Ñ)	43,203	3,968
		21,184	Euronext NV(Þ)	1,928	94
			Heineken NV	169,858	14,771
Ireland - 2.9%			ING Groep NV	28,434	328
Accenture PLC Class A	267,437	28,225	Koninklijke Ahold NV	68,541	1,556
Greencore Group PLC Class A	1,207,952	6,715	Koninklijke Philips NV	326,097	8,675
Medtronic PLC	473,835	35,974	Royal Dutch Shell PLC Class A	183,388	4,026
XL Group PLC Class A	1,000	36	Royal Dutch Shell PLC Class B	115,764	2,531
		70,950			51,699

Israel - 0.3%			New Zealand - 0.0%
Teva Pharmaceutical Industries, Ltd.			Contact Energy, Ltd.	26,297	79
- ADR	119,100	7,322
			Norway - 0.6%
Italy - 0.7%			DNB ASA	416,398	5,051
A2A SpA	610,733	730	SpareBank 1 SR-Bank ASA	881,252	3,647
Buzzi Unicem SpA	382,635	5,835	Statoil ASA Class N	8,920	124
Enel SpA	1,154,698	4,725	TGS Nopec Geophysical Co. ASA
ENI SpA - ADR	68,802	1,001	- ADR(Ñ)	7,860	115
Intesa Sanpaolo SpA	283,283	796	Yara International ASA	145,300	5,529
Snam Rete Gas SpA	161,453	905			14,466
Trevi Finanziaria Industriale SpA(Ñ)	1,800,905	3,012
		17,004	Portugal - 0.2%
			Energias de Portugal SA	1,403,889	4,908
Japan - 4.3%
Asahi Group Holdings, Ltd.	192,300	6,180	Russia - 0.1%
Canon, Inc.	38,800	1,084	Sberbank of Russia - ADR	363,500	2,011
Chubu Electric Power Co., Inc.	99,800	1,278
Dai-ichi Life Insurance Co., Ltd. (The)	22,900	316	Singapore - 0.4%
Daiwa House Industry Co., Ltd.	24,200	684	Singapore Exchange, Ltd.	887,700	4,450
Daiwa Securities Group, Inc.	2,379,000	15,039	Singapore Telecommunications, Ltd.	248,300	611
Eisai Co., Ltd.	107,400	6,484	United Overseas Bank, Ltd.	440,800	5,639
Honda Motor Co., Ltd.	146,200	3,963			10,700

Inpex Corp.	17,600	156	South Africa - 0.2%
Japan Tobacco, Inc.	49,300	1,926	Sasol, Ltd. - ADR	162,293	4,238
Kakaku.com, Inc.	307,900	5,952
KDDI Corp.	255,900	6,470	South Korea - 2.3%
Kyushu Electric Power Co., Inc.	43,400	466	BNK Financial Group, Inc.(Æ)	292,203	2,211
MEIJI Holdings Co., Ltd.	2,200	185	DGB Financial Group, Inc.(Æ)	7,635	57
NTT DOCOMO, Inc.	104,700	2,336	Hyundai Motor Co.	11,187	1,254
Ono Pharmaceutical Co., Ltd.	36,840	5,939	Kia Motors Corp.(Æ)	165,800	6,334
Shikoku Electric Power Co., Inc.(Æ)	27,500	399	LG Household & Health Care, Ltd.(Æ)	6,380	5,317
Showa Denko KK(Æ)	4,778,000	5,228	NAVER Corp.(Æ)	6,100	3,220
Sompo Japan Nipponkoa Holdings, Inc.	2,500	74	Samsung Electronics Co., Ltd.	37,482	36,182
Sony Corp.	3,100	74	Shinhan Financial Group Co., Ltd.(Æ)	76,879	2,468
Sumitomo Mitsui Financial Group, Inc.	518,200	17,403			57,043
Takeda Pharmaceutical Co., Ltd.	27,400	1,325
Tohoku Electric Power Co., Inc.	40,900	511	Spain - 0.1%
Tokio Marine Holdings, Inc.	14,500	519	Acciona SA	1,419	109
Tokyo Electric Power Co., Inc.(Æ)	546,200	2,740	Endesa SA - ADR	25,849	498

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 67

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Iberdrola SA	305,423	2,152	Marks & Spencer Group PLC	284,122	1,725
Tecnicas Reunidas SA	2,415	80	National Grid PLC	49,708	701
		2,839	Nomad Foods, Ltd.(Æ)	597,570	5,229
			Persimmon PLC Class A(Æ)	287,135	8,367
Sweden - 1.2%			Reckitt Benckiser Group PLC	228,218	20,364
Atlas Copco AB Class B	253,300	5,183	Rexam PLC	473,226	4,053
Duni AB	260,200	3,889	Seadrill, Ltd.(Æ)(Ñ)	141,000	292
Fastighets AB Balder Class B(Æ)	5,546	124	Standard Chartered PLC	533,242	3,613
Investor AB Class B	183,329	6,119	Taylor Wimpey PLC	3,042,469	8,384
Loomis AB Class B	163,260	4,880	Tesco PLC(Æ)	1,747,954	4,330
Nordea Bank AB	476,099	4,778	Vodafone Group PLC	386,027	1,235
Svenska Handelsbanken AB Class A	436,287	5,481			196,263
		30,454
			United States - 49.7%
Switzerland - 5.6%			3M Co.	106,632	16,101
Allied World Assurance Co. Holdings			Aflac, Inc.	12,100	701
AG	7,600	278	Allergan PLC(Æ)	48,611	13,826
Baidu, Inc. - ADR(Æ)	41,500	6,776	ALLETE, Inc.	129,800	6,866
Basellandschaftliche Kantonalbank	79	70	Alphabet, Inc. Class A(Æ)	30,607	23,303
Basler Kantonalbank	7,914	530	Alphabet, Inc.(Æ)	16,000	11,887
Chubb, Ltd.(Æ)	35,151	3,975	Altria Group, Inc.	48,400	2,958
Cie Financiere Richemont SA(Æ)	326,160	21,190	Amazon.com, Inc.(Æ)	33,233	19,508
Credit Suisse Group AG(Æ)	920,579	16,251	Ameren Corp.	7,400	332
Glencore PLC(Æ)	9,268,500	11,992	American Electric Power Co., Inc.	25,300	1,543
Julius Baer Group, Ltd.(Æ)	300,660	12,759	American Financial Group, Inc.	5,600	397
Kuehne & Nagel International AG	36,300	4,812	American International Group, Inc.	418,972	23,664
LafargeHolcim, Ltd.(Æ)	277,875	11,791	American Tower Corp.(ö)	75,133	7,088
Nestle SA	300,479	22,132	Ameris Bancorp	290,520	8,405
Novartis AG	177,864	13,796	Anadarko Petroleum Corp.	159,400	6,231
Roche Holding AG	40,693	10,587	Analog Devices, Inc.	3,800	205
Swisscom AG	330	164	Anthem, Inc.	140,300	18,308
UBS Group AG	30,895	510	Apple, Inc.	153,020	14,895
		137,613	Applied Materials, Inc.	266,100	4,697
			Astoria Financial Corp.	445,200	6,736
Taiwan - 0.8%			Atmos Energy Corp.	6,200	429
Taiwan Semiconductor Manufacturing			Automatic Data Processing, Inc.	8,000	665
Co., Ltd. - ADR	870,600	19,458	Baker Hughes, Inc.	12,700	553

Thailand - 0.2%			Bank of America Corp.	1,765,500	24,964
Thai Oil PCL	2,933,700	5,316	Becton Dickinson and Co.	58,668	8,529
			Bed Bath & Beyond, Inc.(Æ)	52,500	2,266
United Kingdom - 8.0%			Berkshire Hathaway, Inc. Class B(Æ)	26,300	3,413
Amlin PLC	38,643	369	BioMarin Pharmaceutical, Inc.(Æ)	600	44
Aon PLC	106,100	9,319	BlackRock, Inc. Class A	20,130	6,326
AstraZeneca PLC	144,105	9,219	Boeing Co. (The)	9,500	1,141
Barclays PLC	5,999,620	16,024	Bristol-Myers Squibb Co.	226,500	14,079
Barratt Developments PLC	980,044	8,414	Brookline Bancorp, Inc.	352,276	3,931
BBA Aviation PLC	1,510,268	3,523	Brooks Automation, Inc.	358,977	3,421
Bellway PLC	191,757	7,617	CalAtlantic Group, Inc.	111,184	3,612
BG Group PLC	17,456	265	Capital One Financial Corp.	78,900	5,177
BHP Billiton PLC - ADR(Ñ)	189,400	3,722	Carter's, Inc.	57,000	5,542
BP PLC	2,609,896	14,141	Caterpillar, Inc.	123,300	7,674
British American Tobacco PLC	24,933	1,386	Cerner Corp.(Æ)	129,293	7,500
CNH Industrial NV	2,118,715	13,270	Charter Communications, Inc. Class
Delphi Automotive PLC	158,400	10,286	A(Æ)(Ñ)	16,900	2,896
Diageo PLC	915,253	24,639	Chesapeake Energy Corp.(Ñ)	160,600	544
Experian PLC	424,900	7,255	Chevron Corp.	37,400	3,234
GlaxoSmithKline PLC - ADR	60,901	1,254	Cigna Corp.	96,000	12,826
HSBC Holdings PLC	206,019	1,453	Cincinnati Financial Corp.	12,200	703
Imperial Tobacco Group PLC	98,251	5,323	Cisco Systems, Inc.	22,900	545
Land Securities Group PLC(ö)	31,272	491	Citigroup, Inc.	501,300	21,345

See accompanying notes which are an integral part of this quarterly report.

68 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Clorox Co. (The)	2,100	271	Lockheed Martin Corp.	9,700	2,047
CMS Energy Corp.	8,400	327	Marathon Petroleum Corp.	186,100	7,777
Coca-Cola Co. (The)	57,500	2,468	MasterCard, Inc. Class A	17,500	1,558
Colgate-Palmolive Co.	6,500	439	McDonald's Corp.	17,800	2,203
Columbia Pipeline Group, Inc.	40,800	757	Merck & Co., Inc.	342,600	17,360
Comcast Corp. Class A(Æ)	5,300	295	Mercury General Corp.	2,000	93
Consolidated Edison, Inc.	20,700	1,436	Meritage Homes Corp.(Æ)	116,600	3,849
Corning, Inc.	397,400	7,396	MetLife, Inc.	160,300	7,157
CoStar Group, Inc.(Æ)	41,383	7,257	Microsoft Corp.	790,300	43,538
Cummins, Inc.	76,400	6,868	Middleby Corp.(Æ)	61,733	5,578
CVS Health Corp.	7,600	734	Mondelez International, Inc. Class A	168,418	7,259
Danaher Corp.	71,449	6,191	Monster Beverage Corp.(Æ)	50,586	6,831
DexCom, Inc.(Æ)	48,100	3,429	Morgan Stanley	14,400	373
DigitalGlobe, Inc.(Æ)	2,618	34	Mylan NV(Æ)	149,758	7,891
Dime Community Bancshares, Inc.	309,300	5,317	National Oilwell Varco, Inc.	3,800	124
Dominion Resources, Inc.	6,800	491	NextEra Energy, Inc.	85,300	9,529
DR Horton, Inc.	672,100	18,489	Northern Trust Corp.	62,878	3,903
Dr Pepper Snapple Group, Inc.	10,800	1,013	Occidental Petroleum Corp.	30,000	2,065
DTE Energy Co.	7,600	646	Oracle Corp.	423,482	15,377
Duke Energy Corp.	24,200	1,822	Panera Bread Co. Class A(Æ)	32,769	6,357
Edison International	22,300	1,378	PepsiCo, Inc.	27,500	2,731
Electronic Arts, Inc.(Æ)	13,900	897	Pfizer, Inc.	422,100	12,870
Eli Lilly & Co.	30,600	2,420	PG&E Corp.	33,900	1,861
EP Energy Corp. Class A(Æ)(Ñ)	167,800	628	Philip Morris International, Inc.	27,900	2,511
Eversource Energy	10,400	560	Phillips 66(Æ)	41,700	3,342
Exelon Corp.	36,800	1,088	Pinnacle West Capital Corp.	9,000	597
Exxon Mobil Corp.	49,500	3,854	Platform Specialty Products Corp.(Æ)	477,820	3,646
Facebook, Inc. Class A(Æ)	112,684	12,644	PPL Corp.	51,800	1,816
FairPoint Communications, Inc.(Æ)(Ñ)	200,904	3,014	Praxair, Inc.	160,032	16,003
Fastenal Co.(Ñ)	143,740	5,830	Priceline Group, Inc. (The)(Æ)	6,049	6,442
Fortune Brands Home & Security, Inc.	131,030	6,367	ProAssurance Corp.	4,600	231
Frontier Communications Corp.(Ñ)	1,006,300	4,579	Procter & Gamble Co. (The)	37,600	3,072
General Dynamics Corp.	102,400	13,698	Progressive Corp. (The)	47,300	1,478
General Electric Co.	214,475	6,241	Public Service Enterprise Group, Inc.	40,700	1,681
General Motors Co.	452,200	13,403	Public Storage(ö)	11,000	2,789
Goldman Sachs Group, Inc. (The)	48,300	7,803	Pure Storage, Inc. Class A(Æ)(Ñ)	8,130	106
Goodyear Tire & Rubber Co. (The)	60,500	1,719	QUALCOMM, Inc.	30,100	1,365
Graham Holdings Co. Class B	5,700	2,763	Quest Diagnostics, Inc.	84,900	5,575
Harman International Industries, Inc.	23,327	1,735	Range Resources Corp.(Ñ)	433,800	12,823
Hartford Financial Services Group, Inc.	18,800	755	Raytheon Co.	14,400	1,847
Hewlett Packard Enterprise Co.(Æ)	191,800	2,639	Regal Entertainment Group Class A(Ñ)	138,585	2,391
HollyFrontier Corp.	15,400	539	Reynolds American, Inc.	49,600	2,478
Hologic, Inc.(Æ)	174,109	5,909	Rite Aid Corp.(Æ)	100,800	785
Home Depot, Inc.	24,100	3,031	Samsonite International SA	3,182,700	8,210
Honeywell International, Inc.	247,280	25,519	SCANA Corp.	9,100	573
HP, Inc.	191,800	1,862	Schlumberger, Ltd.	24,200	1,749
Hyatt Hotels Corp. Class A(Æ)	24,300	940	Sempra Energy	4,900	464
Independent Bank Corp.	144,292	6,596	ServiceNow, Inc.(Æ)	84,279	5,243
Intel Corp.	597,200	18,525	Skechers U.S.A., Inc. Class A(Æ)	58,800	1,658
International Bancshares Corp.	201,918	4,682	Southern Co. (The)	38,500	1,883
International Business Machines Corp.	32,650	4,074	Southwest Bancorp, Inc.	364,200	6,097
International Game Technology PLC	336,316	4,867	St. Jude Medical, Inc.	182,100	9,626
Intuitive Surgical, Inc.(Æ)	13,866	7,499	State Street Corp.	354,324	19,746
JetBlue Airways Corp.(Æ)	72,200	1,539	Stericycle, Inc.(Æ)	30,167	3,631
JM Smucker Co. (The)	58,700	7,532	SunTrust Banks, Inc.	81,700	2,989
Johnson & Johnson	192,000	20,052	Synchrony Financial(Æ)	88,478	2,515
JPMorgan Chase & Co.	558,900	33,255	Tesoro Corp.	36,600	3,193
Kimberly-Clark Corp.	4,300	552	Texas Instruments, Inc.	17,400	921
Kinder Morgan, Inc.	22,200	365	Thermo Fisher Scientific, Inc.	196,500	25,950
Lennar Corp. Class A(Ñ)	245,100	10,331	Thomson Reuters Corp.	29,000	1,085

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 69

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Tiffany & Co.	47,539	3,035	Short	-Term Investments - 3.3%
Time Warner, Inc.	350,554	24,693		United States - 3.3%
Travelers Cos., Inc. (The)	15,500	1,659		Russell U.S. Cash Management Fund	57,880,444	(8)	57,880
United Parcel Service, Inc. Class B	198,673	18,516		United States Treasury Bills
United Technologies Corp.	49,375	4,330		0.233% due 03/03/16(~)	22,000		21,996
UnitedHealth Group, Inc.	160,000	18,426		Total Short-Term Investments
US Bancorp	5,800	232		(cost $79,876)			79,876
Valeant Pharmaceuticals International,
Inc.(Æ)	7,400	681		Other Securities - 2.5%
Valero Energy Corp.	44,900	3,047		Russell U.S. Cash Collateral Fund(×)	62,096,059	(8)	62,096
Veeva Systems, Inc. Class A(Æ)(Ñ)	207,639	5,004		Total Other Securities
Verizon Communications, Inc.	123,700	6,181		(cost $62,096)			62,096
Visa, Inc. Class A	382,181	28,469
Voya Financial, Inc.	94,100	2,878		Total Investments 101.9%
Walgreens Boots Alliance, Inc.	2,600	207		(identified cost $2,222,345)			2,492,429
Wal-Mart Stores, Inc.	41,800	2,774
Walt Disney Co. (The)	251,425	24,092		Other Assets and Liabilities, Net
Waters Corp.(Æ)	115,288	13,974	-	(1.9%)			(45,377)
Webster Financial Corp.	183,600	6,090		Net Assets - 100.0%			2,447,052
WEC Energy Group, Inc.	14,100	779
Wells Fargo & Co.	327,100	16,430
WESCO International, Inc.(Æ)	127,200	5,136
Western Union Co. (The)(Ñ)	302,200	5,391
Workday, Inc. Class A(Æ)	127,968	8,063
Wyndham Worldwide Corp.	67,268	4,366
Xcel Energy, Inc.	25,700	982
Xerox Corp.	503,600	4,910
Yahoo!, Inc.(Æ)	67,800	2,001
Zillow Group, Inc.(Æ)(Ñ)	132,795	2,722
Zillow Group, Inc. Class A(Æ)(Ñ)	55,940	1,212
Zimmer Biomet Holdings, Inc.	181,844	18,050
		1,215,546

Total Common Stocks
(cost $2,071,603)		2,342,155

Investments in Other Funds - 0.3%
Vanguard FTSE All-World ex-US ETF	136,400	5,585
Class U
Total Investments in Other Funds
(cost $6,112)		5,585

Preferred Stocks - 0.1%
Germany - 0.1%
Porsche Automobil Holding SE	57,600	2,605

Japan - 0.0%
Shinkin Central Bank Class A	37	69

Total Preferred Stocks
(cost $2,616)		2,674

Warrants & Rights - 0.0%
Spain - 0.0%
Iberdrola SA(Æ)
Rights 2017	305,423	43

Total Warrants & Rights
(cost $42)		43

See accompanying notes which are an integral part of this quarterly report.

70 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.2%
China Hongxing Sports, Ltd.		08/27/10	SGD	6,320,000		—	764	—
REXLot Holdings, Ltd.		08/22/14	HKD	27,960,023		0.10	2,842	36
Zalando SE		09/30/14	EUR	121,964		33.27	4,083	4,191
								4,227
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
CAC40 Euro Index Futures			146	EUR	6,440	02/16		20
Dow Jones Index Futures			24	EUR	5,854	03/16		(506)
EURO STOXX 50 Index Futures			133	EUR	4,027	03/16		(248)
FTSE 100 Index Futures			85	GBP	5,106	03/16		(78)
Hang Seng Index Futures			9	HKD	8,875	02/16		38
OMXS30 Index Futures			60	SEK	8,119	02/16		(3)
S&P 500 E-Mini Index Futures			649	USD	62,632	03/16		(2,362)
S&P Mid 400 E-Mini Index Futures			35	USD	4,602	03/16		(188)
S&P/TSX 60 Index Futures			69	CAD	10,389	03/16		1
SPI 200 Index Futures			121	AUD	15,019	03/16		68
TOPIX Index Futures		1,277		JPY	18,376,030	03/16		(12,602)
Short Positions
EURO STOXX 50 Index Futures		1,253		EUR	37,941	03/16		2,484
FTSE 100 Index Futures			639	GBP	38,385	03/16		(555)
Hang Seng Index Futures			131	HKD	129,186	02/16		(622)
MSCI Emerging Markets Mini Index Futures		1,383		USD	51,710	03/16		2,162
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(12,391)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	175		AUD	250	03/16/16		2
Bank of America	USD	1,001		AUD	1,400	03/16/16		(12)
Bank of America	USD	9,829		AUD	13,700	03/16/16		(153)
Bank of America	USD	249		CAD	350	03/16/16		1
Bank of America	USD	4,419		CAD	6,000	03/16/16		(136)
Bank of America	USD	201		CHF	203	02/01/16		(2)
Bank of America	USD	398		CHF	400	03/16/16		(7)
Bank of America	USD	140		EUR	128	02/01/16		(2)
Bank of America	USD	400		EUR	366	02/01/16		(4)
Bank of America	USD	1,104		EUR	1,008	02/01/16		(12)
Bank of America	USD	25		EUR	23	02/02/16		—
Bank of America	USD	660		EUR	600	03/16/16		(9)
Bank of America	USD	1,304		EUR	1,200	03/16/16		(3)
Bank of America	USD	1,976		EUR	1,800	03/16/16		(24)
Bank of America	USD	2,718		EUR	2,500	03/16/16		(7)
Bank of America	USD	8,534		EUR	7,800	03/16/16		(75)
Bank of America	USD	108		GBP	75	03/16/16		(1)
Bank of America	USD	405		GBP	282	03/16/16		(3)
Bank of America	USD	503		GBP	350	03/16/16		(4)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 71

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,038	GBP	700	03/16/16	(41)
Bank of America	USD	3,425	GBP	2,300	03/16/16	(147)
Bank of America	USD	22	HKD	173	03/16/16	—
Bank of America	USD	620	HKD	4,800	03/16/16	(3)
Bank of America	USD	775	HKD	6,000	03/16/16	(3)
Bank of America	USD	389	JPY	46,810	03/16/16	(2)
Bank of America	USD	507	JPY	60,000	03/16/16	(11)
Bank of America	USD	1,498	JPY	180,000	03/16/16	(10)
Bank of America	USD	4,136	JPY	500,000	03/16/16	(2)
Bank of America	USD	163,336	JPY	20,000,000	03/16/16	2,031
Bank of America	USD	321	SEK	2,728	02/01/16	(3)
Bank of America	USD	424	SEK	3,600	03/16/16	(5)
Bank of America	AUD	100	USD	72	03/16/16	1
Bank of America	AUD	120	USD	87	03/16/16	2
Bank of America	AUD	150	USD	104	03/16/16	(2)
Bank of America	AUD	380	USD	276	03/16/16	7
Bank of America	AUD	463	USD	322	03/16/16	(5)
Bank of America	AUD	1,400	USD	975	03/16/16	(14)
Bank of America	AUD	2,000	USD	1,451	03/16/16	38
Bank of America	CAD	130	USD	94	03/16/16	1
Bank of America	CAD	150	USD	109	03/16/16	2
Bank of America	CAD	250	USD	173	03/16/16	(6)
Bank of America	CAD	300	USD	209	03/16/16	(5)
Bank of America	CAD	486	USD	350	03/16/16	3
Bank of America	CAD	500	USD	360	03/16/16	3
Bank of America	CAD	751	USD	527	03/16/16	(10)
Bank of America	CHF	830	USD	819	03/16/16	7
Bank of America	EUR	208	USD	227	02/01/16	3
Bank of America	EUR	250	USD	274	03/16/16	3
Bank of America	EUR	279	USD	305	03/16/16	3
Bank of America	EUR	300	USD	330	03/16/16	5
Bank of America	EUR	371	USD	402	03/16/16	—
Bank of America	EUR	900	USD	981	03/16/16	5
Bank of America	EUR	2,500	USD	2,740	03/16/16	29
Bank of America	EUR	2,900	USD	3,149	03/16/16	4
Bank of America	EUR	43,000	USD	46,900	03/16/16	267
Bank of America	GBP	100	USD	149	03/16/16	6
Bank of America	GBP	100	USD	150	03/16/16	8
Bank of America	GBP	250	USD	354	03/16/16	(2)
Bank of America	GBP	286	USD	424	03/16/16	17
Bank of America	GBP	900	USD	1,354	03/16/16	72
Bank of America	GBP	50,000	USD	74,919	03/16/16	3,669
Bank of America	HKD	800	USD	103	03/16/16	—
Bank of America	HKD	1,600	USD	205	03/16/16	—
Bank of America	HKD	150,000	USD	19,363	03/16/16	84
Bank of America	JPY	63,736	USD	537	02/02/16	10
Bank of America	JPY	10,000	USD	83	03/16/16	1
Bank of America	JPY	10,000	USD	82	03/16/16	—
Bank of America	JPY	50,000	USD	428	03/16/16	14
Bank of America	JPY	180,000	USD	1,463	03/16/16	(25)
Bank of America	JPY	200,000	USD	1,661	03/16/16	7
Bank of America	JPY	250,000	USD	2,097	03/16/16	30
Bank of America	JPY	300,000	USD	2,533	03/16/16	52
Bank of America	JPY	320,000	USD	2,699	03/16/16	53
Bank of America	JPY	730,000	USD	6,181	03/16/16	145
Bank of America	SEK	800	USD	96	03/16/16	2
Bank of America	SEK	1,000	USD	118	03/16/16	1
Bank of America	SEK	1,000	USD	116	03/16/16	—

See accompanying notes which are an integral part of this quarterly report.

72 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	SEK	1,010	USD	120	03/16/16	2
Bank of New York	USD	1,218	CAD	1,700	03/16/16	(4)
Bank of New York	USD	4,737	EUR	4,340	03/16/16	(30)
Bank of New York	USD	31,146	JPY	3,819,800	03/16/16	437
Bank of New York	EUR	20,139	USD	21,980	03/16/16	140
Bank of New York	GBP	9,800	USD	14,710	03/16/16	745
BNP Paribas	USD	2,714	EUR	2,500	03/16/16	(3)
BNP Paribas	USD	4,348	EUR	4,000	03/16/16	(10)
BNP Paribas	USD	1,146	GBP	800	03/16/16	(6)
BNP Paribas	USD	130,870	GBP	86,800	03/16/16	(7,181)
BNP Paribas	AUD	150	USD	103	03/16/16	(3)
BNP Paribas	AUD	200	USD	144	03/16/16	2
BNP Paribas	AUD	900	USD	652	03/16/16	16
BNP Paribas	CAD	150	USD	103	03/16/16	(4)
BNP Paribas	CAD	250	USD	181	03/16/16	3
BNP Paribas	CAD	1,200	USD	880	03/16/16	24
BNP Paribas	EUR	450	USD	492	03/16/16	4
BNP Paribas	EUR	1,200	USD	1,316	03/16/16	15
BNP Paribas	EUR	1,300	USD	1,421	03/16/16	11
BNP Paribas	EUR	1,700	USD	1,842	03/16/16	(2)
BNP Paribas	GBP	250	USD	357	03/16/16	—
BNP Paribas	GBP	300	USD	450	03/16/16	22
BNP Paribas	GBP	400	USD	606	03/16/16	36
BNP Paribas	GBP	1,000	USD	1,489	03/16/16	64
BNP Paribas	HKD	1,000	USD	128	03/16/16	—
BNP Paribas	HKD	2,300	USD	297	03/16/16	1
BNP Paribas	JPY	50,000	USD	428	03/16/16	14
BNP Paribas	JPY	80,000	USD	656	03/16/16	(6)
BNP Paribas	JPY	85,000	USD	700	03/16/16	(2)
BNP Paribas	JPY	280,000	USD	2,285	03/16/16	(30)
BNP Paribas	JPY	800,000	USD	6,757	03/16/16	142
BNP Paribas	SEK	2,200	USD	259	03/16/16	2
Citibank	USD	2,569	JPY	300,000	03/16/16	(88)
Citibank	HKD	1,200	USD	154	03/16/16	—
Deutsche Bank	USD	6,605	JPY	780,000	03/16/16	(156)
HSBC	USD	283	AUD	400	03/16/16	—
HSBC	USD	1,190	AUD	1,660	03/16/16	(17)
HSBC	USD	2,986	AUD	4,167	03/16/16	(43)
HSBC	USD	394	CAD	550	03/16/16	(1)
HSBC	USD	1,420	CAD	1,930	03/16/16	(42)
HSBC	USD	1,532	CAD	2,083	03/16/16	(45)
HSBC	USD	2,169	EUR	2,000	03/16/16	—
HSBC	USD	4,742	EUR	4,340	03/16/16	(35)
HSBC	USD	855	GBP	600	03/16/16	—
HSBC	USD	3,417	GBP	2,278	03/16/16	(171)
HSBC	USD	167	HKD	1,300	03/16/16	—
HSBC	USD	1,755	HKD	13,592	03/16/16	(8)
HSBC	USD	1,158	JPY	140,000	03/16/16	—
HSBC	USD	3,651	JPY	447,787	03/16/16	51
HSBC	USD	31,145	JPY	3,819,800	03/16/16	438
HSBC	USD	163	SEK	1,400	03/16/16	—
HSBC	USD	519	SEK	4,398	03/16/16	(6)
HSBC	AUD	300	USD	208	03/16/16	(4)
HSBC	CAD	400	USD	279	03/16/16	(7)
HSBC	EUR	500	USD	542	03/16/16	—
HSBC	EUR	1,700	USD	1,851	03/16/16	8
HSBC	EUR	20,139	USD	22,003	03/16/16	163
HSBC	GBP	400	USD	578	03/16/16	8

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 73

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	GBP	9,800	USD	14,701	03/16/16	736
HSBC	HKD	900	USD	116	03/16/16	—
HSBC	HKD	1,100	USD	142	03/16/16	—
HSBC	HKD	130,000	USD	16,782	03/16/16	73
HSBC	JPY	40,000	USD	327	03/16/16	(4)
HSBC	JPY	90,000	USD	765	03/16/16	21
HSBC	JPY	30,000,000	USD	243,893	03/16/16	(4,157)
HSBC	SEK	1,000	USD	117	03/16/16	1
National Australia Bank	USD	4,735	EUR	4,340	03/16/16	(28)
National Australia Bank	USD	31,139	JPY	3,819,800	03/16/16	444
National Australia Bank	EUR	20,139	USD	21,972	03/16/16	132
National Australia Bank	GBP	9,800	USD	14,712	03/16/16	746
Northern Trust	USD	210	GBP	147	02/01/16	—
Northern Trust	EUR	1,374	USD	1,489	02/01/16	—
Royal Bank of Canada	USD	1,192	AUD	1,660	03/16/16	(20)
Royal Bank of Canada	USD	2,992	AUD	4,167	03/16/16	(49)
Royal Bank of Canada	USD	1,420	CAD	1,930	03/16/16	(42)
Royal Bank of Canada	USD	1,532	CAD	2,083	03/16/16	(46)
Royal Bank of Canada	USD	991	CHF	1,000	03/16/16	(13)
Royal Bank of Canada	USD	1,096	EUR	1,000	03/16/16	(11)
Royal Bank of Canada	USD	2,187	EUR	2,000	03/16/16	(18)
Royal Bank of Canada	USD	4,735	EUR	4,340	03/16/16	(29)
Royal Bank of Canada	USD	3,419	GBP	2,278	03/16/16	(173)
Royal Bank of Canada	USD	2,978	JPY	350,000	03/16/16	(84)
Royal Bank of Canada	USD	3,650	JPY	447,787	03/16/16	52
Royal Bank of Canada	USD	4,112	JPY	500,000	03/16/16	22
Royal Bank of Canada	USD	31,139	JPY	3,819,800	03/16/16	444
Royal Bank of Canada	USD	519	SEK	4,398	03/16/16	(6)
Royal Bank of Canada	EUR	700	USD	762	03/16/16	3
Royal Bank of Canada	EUR	20,139	USD	21,974	03/16/16	134
Royal Bank of Canada	GBP	350	USD	522	03/16/16	24
Royal Bank of Canada	GBP	1,000	USD	1,421	03/16/16	(4)
Royal Bank of Canada	GBP	9,800	USD	14,708	03/16/16	742
Royal Bank of Canada	HKD	4,000	USD	512	03/16/16	(2)
Royal Bank of Canada	JPY	30,000	USD	248	03/16/16	—
State Street	USD	69	AUD	100	03/16/16	2
State Street	USD	689	AUD	950	03/16/16	(18)
State Street	USD	10,910	AUD	15,100	03/16/16	(245)
State Street	USD	138	CAD	200	03/16/16	5
State Street	USD	864	CAD	1,200	03/16/16	(8)
State Street	USD	15,981	CAD	21,600	03/16/16	(562)
State Street	USD	763	CHF	750	03/16/16	(29)
State Street	USD	1,306	CHF	1,300	03/16/16	(35)
State Street	USD	601	EUR	441	02/01/16	(122)
State Street	USD	238	EUR	220	02/02/16	—
State Street	USD	545	EUR	500	03/16/16	(3)
State Street	USD	1,091	EUR	1,000	03/16/16	(6)
State Street	USD	1,547	EUR	1,400	03/16/16	(29)
State Street	USD	4,362	EUR	4,000	03/16/16	(24)
State Street	USD	5,246	EUR	4,800	03/16/16	(41)
State Street	USD	1,057	GBP	733	02/01/16	(12)
State Street	USD	6	GBP	4	02/02/16	—
State Street	USD	1,195	GBP	800	03/16/16	(55)
State Street	USD	2,224	GBP	1,500	03/16/16	(87)
State Street	USD	352	HKD	2,745	02/01/16	1
State Street	USD	452	HKD	3,500	03/16/16	(2)
State Street	USD	18,269	HKD	141,500	03/16/16	(82)
State Street	USD	1,699	JPY	200,000	03/16/16	(45)

See accompanying notes which are an integral part of this quarterly report.

74 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1,702	JPY	200,000	03/16/16	(48)
State Street	USD	2,041	JPY	240,000	03/16/16	(57)
State Street	USD	2,491	JPY	300,000	03/16/16	(11)
State Street	USD	4,207	JPY	500,000	03/16/16	(73)
State Street	USD	4,225	JPY	500,000	03/16/16	(91)
State Street	USD	202	SEK	1,730	02/02/16	—
State Street	USD	357	SEK	3,000	03/16/16	(7)
State Street	AUD	121	USD	85	02/01/16	—
State Street	AUD	100	USD	70	03/16/16	(1)
State Street	AUD	100	USD	69	03/16/16	(2)
State Street	AUD	100	USD	70	03/16/16	(1)
State Street	AUD	350	USD	244	03/16/16	(3)
State Street	AUD	750	USD	541	03/16/16	11
State Street	CAD	202	USD	144	02/01/16	—
State Street	CAD	100	USD	70	03/16/16	(1)
State Street	CAD	200	USD	137	03/16/16	(5)
State Street	CAD	200	USD	142	03/16/16	(1)
State Street	CAD	450	USD	318	03/16/16	(3)
State Street	CAD	1,000	USD	722	03/16/16	8
State Street	CAD	1,300	USD	921	03/16/16	(7)
State Street	CHF	15,328	USD	15,500	03/16/16	510
State Street	CHF	27,000	USD	27,063	03/16/16	660
State Street	EUR	300	USD	326	03/16/16	1
State Street	EUR	300	USD	329	03/16/16	4
State Street	EUR	400	USD	437	03/16/16	3
State Street	EUR	700	USD	765	03/16/16	6
State Street	EUR	800	USD	873	03/16/16	5
State Street	EUR	1,000	USD	1,076	03/16/16	(8)
State Street	EUR	3,600	USD	3,938	03/16/16	34
State Street	EUR	7,800	USD	8,520	03/16/16	61
State Street	GBP	100	USD	145	03/16/16	3
State Street	GBP	150	USD	224	03/16/16	10
State Street	GBP	200	USD	285	03/16/16	—
State Street	GBP	200	USD	293	03/16/16	8
State Street	GBP	400	USD	581	03/16/16	11
State Street	GBP	1,100	USD	1,636	03/16/16	69
State Street	GBP	1,500	USD	2,177	03/16/16	40
State Street	HKD	1,000	USD	129	03/16/16	—
State Street	HKD	2,500	USD	323	03/16/16	1
State Street	JPY	600,035	USD	5,225	02/01/16	269
State Street	JPY	20,000	USD	170	03/16/16	5
State Street	JPY	30,000	USD	253	03/16/16	5
State Street	JPY	30,000	USD	250	03/16/16	2
State Street	JPY	30,000	USD	252	03/16/16	4
State Street	JPY	90,000	USD	766	03/16/16	22
State Street	JPY	205,000	USD	1,699	03/16/16	4
State Street	JPY	250,000	USD	2,072	03/16/16	5
State Street	SEK	132	USD	17	02/01/16	1
State Street	SEK	1,000	USD	118	03/16/16	1
State Street	SEK	2,000	USD	238	03/16/16	4
UBS	USD	1,191	AUD	1,660	03/16/16	(18)
UBS	USD	2,989	AUD	4,167	03/16/16	(46)
UBS	USD	1,419	CAD	1,930	03/16/16	(41)
UBS	USD	1,532	CAD	2,083	03/16/16	(45)
UBS	USD	1,625	EUR	1,500	03/16/16	1
UBS	USD	4,741	EUR	4,340	03/16/16	(35)
UBS	USD	9,885	EUR	9,000	03/16/16	(124)
UBS	USD	3,419	GBP	2,278	03/16/16	(173)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 75

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
UBS	USD	3,652	JPY	447,787		03/16/16	50
UBS	USD	31,155	JPY	3,819,800		03/16/16	429
UBS	USD	519	SEK	4,398		03/16/16	(6)
UBS	AUD	150	USD	105		03/16/16	(1)
UBS	AUD	150	USD	107		03/16/16	1
UBS	AUD	350	USD	252		03/16/16	5
UBS	CAD	100	USD	73		03/16/16	1
UBS	CAD	150	USD	106		03/16/16	(1)
UBS	CAD	400	USD	287		03/16/16	2
UBS	EUR	600	USD	648		03/16/16	(2)
UBS	EUR	700	USD	771		03/16/16	12
UBS	EUR	1,600	USD	1,757		03/16/16	22
UBS	EUR	20,139	USD	22,001		03/16/16	161
UBS	GBP	150	USD	214		03/16/16	—
UBS	GBP	200	USD	304		03/16/16	19
UBS	GBP	450	USD	667		03/16/16	26
UBS	GBP	9,800	USD	14,709		03/16/16	744
UBS	HKD	1,000	USD	129		03/16/16	1
UBS	HKD	1,000	USD	129		03/16/16	1
UBS	JPY	30,000	USD	253		03/16/16	5
UBS	JPY	50,000	USD	415		03/16/16	1
UBS	JPY	90,000	USD	745		03/16/16	1
UBS	SEK	900	USD	107		03/16/16	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							213

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Common Stocks
Australia	$—		$9,837		$—		$9,837
Austria	—		250		—		250
Belgium	—		13,425		—		13,425
Bermuda	4,930		306		—		5,236
Canada	31,929		—		—		31,929
China	6,634		11,614		—		18,248
Denmark	—		1,263		—		1,263
Finland	—		17,715		—		17,715
France	—	156,551			—		156,551
Germany	—		98,738		—		98,738
Hong Kong	—		13,568		36		13,604
India	5,298		15,886		—		21,184
Ireland	64,235		6,715		—		70,950
Israel	7,322		—		—		7,322
Italy	—		17,004		—		17,004
Japan	—	105,350			—		105,350
Luxembourg	—		916		—		916
Netherlands	8,655		43,044		—		51,699
New Zealand	—		79		—		79
Norway	—		14,466		—		14,466
Portugal	—		4,908		—		4,908
Russia	—		2,011		—		2,011
Singapore	—		10,700		—		10,700
South Africa	—		4,238		—		4,238
South Korea	—		57,043		—		57,043
Spain	—		2,839		—		2,839

See accompanying notes which are an integral part of this quarterly report.

76 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Sweden	—	30,454		—	30,454
Switzerland	11,029	126,584		—	137,613
Taiwan	19,458	—		—	19,458
Thailand	—	5,316		—	5,316
United Kingdom	23,619	172,644		—	196,263
United States	1,207,336	8,210		—	1,215,546
Investments in Other Funds	5,585	—		—	5,585
Preferred Stocks	—	2,674		—	2,674
Warrants & Rights	—	43		—	43
Short-Term Investments	—	79,876		—	79,876
Other Securities	—	62,096		—	62,096
Total Investments	1,396,030	1,096,363		36	2,492,429

Other Financial Instruments
Futures Contracts	(12,391)	—		—	(12,391)
Foreign Currency Exchange Contracts	125	88		—	213
Total Other Financial Instruments*	$(12,266)	$88		$—	$(12,178)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 77

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.5%			Porto Seguro SA	216,380	1,416
Argentina - 1.1%			Rumo Logistica Operadora Multimodal
Arcos Dorados Holdings, Inc. Class			SA(Æ)	379,382	179
A(Æ)(Ñ)	288,800	826	Smiles SA	53,800	383
Banco Macro SA - ADR(Æ)	111,331	7,122	Sul America SA	151,000	682
Cresud SACIF y A - ADR(Æ)(Ñ)	385,535	4,206	Telefonica Brasil SA - ADR(Ñ)	575,494	5,018
Pampa Energia SA - ADR(Æ)(Ñ)	159,172	3,564	Tim Participacoes SA - ADR	372,800	2,949
YPF SA - ADR	331,483	5,582	TOTVS SA	36,000	292
		21,300	Tractebel Energia SA	98,201	831
			Ultrapar Participacoes SA	49,392	733
Austria - 0.0%			Ultrapar Participacoes SA - ADR	9,221	138
Vienna Insurance Group AG	23,991	593	Vale SA Class B - ADR(Ñ)	1,522,379	2,938

Bangladesh - 0.5%					105,678
Beximco Pharmaceuticals, Ltd.	3,769,686	4,154	Cambodia - 0.2%
BRAC Bank, Ltd.	5,233,534	3,167	NagaCorp, Ltd.	5,008,248	3,047
United Commercial Bank, Ltd.	8,573,380	2,209
		9,530	Canada - 0.0%
			First Quantum Minerals, Ltd.	302,677	655
Bermuda - 0.0%			Platinum Group Metals, Ltd.(Æ)	13,450	15
Kunlun Energy Co., Ltd.	254,000	188	Torex Gold Resources, Inc.(Æ)(Ñ)	357,355	321
NWS Holdings, Ltd.	150,000	223			991
		411
			Cayman Islands - 0.7%
Brazil - 5.4%			China Hongqiao Group, Ltd.	419,500	227
Ambev SA - ADR	2,415,200	11,279	China Maple Leaf Educational Systems,
B2W Cia Digital(Æ)	1,334,608	4,424	Ltd.(Æ)	296,000	138
Banco Bradesco SA - ADR(Æ)	664,388	3,036	China Resources Cement Holdings, Ltd.	882,000	213
Banco Bradesco SA(Æ)	67,904	333	China Zhongwang Holdings, Ltd.	300,400	136
Banco do Brasil SA	550,300	1,905	CKH Food & Health, Ltd.(Æ)(Ñ)	298,221	741
Banco Santander Brasil SA - ADR(Ñ)	687,543	2,200	Greentown China Holdings, Ltd.(Æ)	137,000	104
BB Seguridade Participacoes SA	439,006	2,539	Semiconductor Manufacturing
BM&FBovespa SA	2,567,500	6,586	International Corp.(Æ)	14,194,000	1,228
BR Malls Participacoes SA	771,333	2,289	Shenzhou International Group Holdings,
Braskem SA - ADR(Ñ)	186,638	2,238	Ltd.	116,013	623
BRF SA - ADR(Æ)(Ñ)	499,039	6,053	Sunac China Holdings, Ltd.	400,000	250
CCR SA	114,092	365	Trina Solar, Ltd. - ADR(Æ)(Ñ)	551,539	5,063
Centrais Eletricas Brasileiras SA(Æ)	711,600	1,035	VinaCapital Vietnam Opportunity Fund,
Cia Brasileira de Distribuicao - ADR(Ñ)	381,692	3,645	Ltd.	1,819,464	4,063
Cia de Saneamento Basico do Estado de					12,786
Sao Paulo	412,740	2,200
Cia de Saneamento de Minas			Chile - 0.6%
Gerais-COPASA(Æ)	241,400	777	Banco Santander Chile - ADR	254,175	4,395
Cielo SA	237,480	2,011	Cia Cervecerias Unidas SA - ADR	208,954	2,264
Cosan SA Industria e Comercio	460,400	2,894	Cia Cervecerias Unidas SA - ADR(Æ)	20,273	438
Even Construtora e Incorporadora SA	831,700	859	Embotelladora Andina SA - ADR	27,436	452
Fibria Celulose SA - ADR(Ñ)	218,400	2,413	ENTEL Chile SA	255,809	2,464
Gafisa SA(Æ)	879,760	517	Sociedad Quimica y Minera de Chile
Gerdau SA - ADR	1,207,200	1,099	SA - ADR	87,600	1,422
Gol Linhas Aereas Inteligentes SA -					11,435
ADR(Æ)(Ñ)	552,000	304
Grendene SA	517,673	1,975	China - 16.1%
Grupo BTG Pactual	105,287	442	51job, Inc. - ADR(Æ)(Ñ)	115,388	3,211
Hypermarcas SA(Æ)	715,300	3,997	58.com, Inc. - ADR(Æ)(Ñ)	19,033	1,068
Itau Unibanco Holding SA - ADR	2,020,842	12,711	AAC Technologies Holdings, Inc.	663,904	4,247
JBS SA	1,965,600	5,307	Agile Property Holdings, Ltd.(Ñ)	3,122,000	1,498
Linx SA(Æ)	31,500	395	Agricultural Bank of China, Ltd. Class H	6,372,000	2,279
MRV Engenharia e Participacoes SA	646,974	1,480	Alibaba Group Holding, Ltd. - ADR(Æ)	87,174	5,843
Multiplus SA	34,500	273	Angang Steel Co., Ltd. Class H(Ñ)	464,000	203
Odontoprev SA	125,600	317	Anhui Conch Cement Co., Ltd. Class H	2,467,798	4,790
Petroleo Brasileiro SA - ADR(Æ)(Ñ)	640,000	2,221	Anhui Conch Cement Co., Ltd. Class A	762,103	1,541

See accompanying notes which are an integral part of this quarterly report.

78 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Anta Sports Products, Ltd.	556,000	1,343	Dalian Wanda Commercial Properties
Autohome, Inc. - ADR(Æ)(Ñ)	29,948	736	Co., Ltd. Class H(Å)	20,800	101
Bank of China, Ltd. Class H	18,352,000	7,264	Dongfeng Motor Group Co., Ltd. Class H	4,394,000	5,215
Bank of Chongqing Co., Ltd. Class H	341,500	267	Eastern Communications Co., Ltd. Class
Bank of Communications Co., Ltd. Class			B(Æ)	128,300	92
H	7,781,000	4,770	ENN Energy Holdings, Ltd.	470,100	2,118
Beijing Capital Land, Ltd. Class H	2,078,000	779	Evergrande Real Estate Group, Ltd.(Ñ)	4,269,000	2,832
BOE Technology Group Co., Ltd. Class			Fantasia Holdings Group Co., Ltd.	3,081,000	333
B(Æ)	3,886,230	986	Fufeng Group, Ltd.(Ñ)	645,000	207
Boer Power Holdings, Ltd.(Æ)(Ñ)	460,000	800	Future Land Development Holdings, Ltd.	3,440,000	420
BYD Electronic International Co., Ltd.			Fuyao Glass Industry Group Co., Ltd.
(Æ)	7,259,000	3,078	Class H(Æ)(Þ)	281,600	574
China Cinda Asset Management Co.,			Geely Automobile Holdings, Ltd.	2,385,000	1,022
Ltd. Class H	9,195,282	2,897	Golden Eagle Retail Group, Ltd.	10,000	11
China CITIC Bank Corp., Ltd. Class			Great Wall Motor Co., Ltd. Class H	143,500	109
H(Æ)	9,379,000	5,434	Gree Electric Appliances, Inc. of Zhuhai
China Communications Services Corp.,			Class A	491,300	1,405
Ltd. Class H(Æ)	402,000	159	Guangdong Electric Power Development
China Construction Bank Corp. Class H	25,272,052	15,572	Co., Ltd. Class B	1,460,536	873
China Dongxiang Group Co., Ltd.	65,000	13	Guangshen Railway Co., Ltd. Class H	360,000	153
China Everbright Bank Co., Ltd. Class H	5,881,000	2,774	Guangzhou Automobile Group Co., Ltd.
China Forestry Holdings Co., Ltd.(Å)(Æ)	871,100	—	Class H(Æ)	1,848,000	1,542
China Huishan Dairy Holdings Co., Ltd.			Guangzhou R&F Properties Co., Ltd.	2,608,400	2,832
(Æ)(Ñ)	3,492,000	1,317	Hainan Airlines Co., Ltd. Class B	134,400	89
China Lesso Group Holdings, Ltd.(Æ)	1,435,000	784	Harbin Bank Co., Ltd. Class H(Ñ)(Þ)	132,000	34
China Life Insurance Co., Ltd. Class H	1,684,250	4,048	Hengan International Group Co., Ltd.	46,000	412
China Lilang, Ltd.	280,000	161	Hua Hong Semiconductor, Ltd.(Æ)(Þ)	2,424,000	1,872
China Lodging Group, Ltd. - ADR(Æ)(Ñ)	39,877	1,107	Huadian Fuxin Energy Corp., Ltd. Class
China Machinery Engineering Corp.			H	9,591,983	1,882
Class H	2,030,000	1,406	Huadian Power International Corp., Ltd.
China Mengniu Dairy Co., Ltd.	2,229,000	3,128	Class H	8,442,000	5,009
China Merchants Bank Co., Ltd. Class H	744,667	1,448	Huaneng Power International, Inc. Class
China Merchants Shekou Industrial Zone			H	314,000	256
Co., Ltd. Class A(Æ)	345,419	757	Huishang Bank Corp., Ltd. Class H	866,000	387
China Minsheng Banking Corp., Ltd.			Huiyin Smart Community Co., Ltd.(Æ)	532,000	51
Class H	460,000	411	Industrial & Commercial Bank of China,
China National Building Material Co.,			Ltd. Class H	34,218,697	17,947
Ltd. Class H	1,786,000	751	JA Solar Holdings Co., Ltd. - ADR(Æ)
China Oilfield Services, Ltd. Class H(Æ)	156,000	113	(Ñ)	78,000	696
China Pacific Insurance Group Co., Ltd.			JD.com, Inc. - ADR(Æ)	384,369	10,005
Class H	1,539,928	5,382	Jiangsu Expressway Co., Ltd. Class H	1,596,000	1,902
China Petroleum & Chemical Corp.			Jiangsu Yanghe Brewery Joint-Stock Co.,
Class H	5,972,550	3,358	Ltd. Class A	190,664	1,709
China Railway Construction Corp., Ltd.			JinkoSolar Holding Co., Ltd. - ADR(Æ)
Class H	695,500	697	(Ñ)	21,800	449
China Railway Group, Ltd. Class H	6,266,000	4,549	Kaisa Group Holdings, Ltd.(Å)(Æ)(Ñ)	3,280,000	658
China Shenhua Energy Co., Ltd. Class H	2,226,752	3,361	Kingsoft Corp., Ltd.(Æ)	162,000	352
China Telecom Corp., Ltd. Class H	4,180,000	1,968	Kweichow Moutai Co., Ltd. Class A	64,545	1,976
China Vanke Co., Ltd. Class H	134,200	302	KWG Property Holding, Ltd.	9,385,900	5,853
Chlitina Holding, Ltd.(Æ)	103,000	1,019	Lenovo Group, Ltd.	7,386,163	6,625
Chongqing Changan Automobile Co.,			Logan Property Holdings Co., Ltd.(Ñ)	880,000	259
Ltd. Class B	1,662,667	3,263	Longfor Properties Co., Ltd.	963,052	1,217
Chongqing Rural Commercial Bank Co.,			Luye Pharma Group, Ltd.(Æ)	3,310,376	2,740
Ltd. Class H	10,985,000	5,625	Metallurgical Corp. of China, Ltd. Class
CIFI Holdings Group Co., Ltd.	14,768,000	2,799	H	4,747,000	1,092
CNOOC, Ltd.	629,000	635	Mindray Medical International, Ltd.
CNOOC, Ltd. - ADR(Ñ)	62,810	6,380	- ADR	25,863	698
Country Garden Holdings Co., Ltd.	3,581,000	1,381	NetEase, Inc. - ADR	46,441	7,251
CRRC Corp., Ltd.(Æ)(Ñ)	1,048,000	982	New China Life Insurance Co., Ltd.
Ctrip.com International, Ltd. - ADR(Æ)	127,200	5,429	Class H	454,400	1,536

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 79

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
New Oriental Education & Technology			Cyprus - 0.0%
Group - ADR	27,900	876	Global Ports Investments PLC - GDR(Æ)
PetroChina Co., Ltd. Class H	550,000	335	(Þ)	32,776	98
PetroChina Co., Ltd. - ADR(Ñ)	31,700	1,938	Global Ports Investments PLC - GDR(Æ)	19,194	58
PICC Property & Casualty Co., Ltd.			Qiwi PLC - ADR	11,968	154
Class H(Æ)	2,148,000	3,693			310
Ping An Insurance Group Co. of China,
Ltd. Class H	649,500	2,965	Czech Republic - 0.2%
Qinhuangdao Port Co., Ltd. Class H	575,500	250	Komercni Banka AS	16,767	3,529
Qunar Cayman Islands, Ltd. - ADR(Æ)
(Ñ)	47,900	2,111	Egypt - 0.6%
Real Gold Mining, Ltd.(Å)(Æ)	463,232	—	Commercial International Bank Egypt
Shanghai Baosight Software Co., Ltd.			SAE	911,666	3,663
Class B(Æ)	277,264	899	Commercial International Bank Egypt
Shanghai Electric Group Co., Ltd. Class			SAE - GDR(Æ)	265,500	1,024
H(Ñ)	1,232,000	538	Eastern Tobacco(Æ)	137,085	2,675
Shanghai Mechanical and Electrical			Edita Food Industries SAE - GDR(Æ)	112,199	1,897
Industry Co., Ltd. Class B	183,754	437	Talaat Moustafa Group	2,491,559	1,661
Shanghai Pharmaceuticals Holding Co.,					10,920

Ltd. Class H	1,870,500	3,622	Georgia - 0.5%
Shenzhen Expressway Co., Ltd. Class H	244,000	195	Bank of Georgia Holdings PLC	359,326	9,110
Shui On Land, Ltd.	6,668,000	1,619
SINA Corp.(Æ)	140,657	6,463	Greece - 0.1%
Sinopec Engineering Group Co., Ltd.			OPAP SA	73,475	542
Class H(Æ)	156,500	130	Sarantis SA	241,030	1,895
Sinopec Shanghai Petrochemical Co.,					2,437
Ltd. Class H(Æ)	4,560,000	1,853
Soho China, Ltd.	599,000	279	Hong Kong - 6.9%
Sohu.com, Inc.(Æ)	196,900	9,922	AIA Group, Ltd.	1,754,030	9,815
Tencent Holdings, Ltd.	1,344,143	25,394	ASM Pacific Technology, Ltd.	985,877	7,144
Tianhe Chemicals Group, Ltd.(Å)(Æ)	25,778,000	2,319	Beijing Enterprises Holdings, Ltd.	19,500	98
Tianjin Capital Environmental Protection			BOC Hong Kong Holdings, Ltd.	149,500	393
Group Co., Ltd. Class H(Æ)	590,000	380	Brilliance China Automotive Holdings,
Tianneng Power International, Ltd.(Æ)	2,438,000	1,824	Ltd.(Æ)	2,860,000	2,746
Tingyi Cayman Islands Holding Corp.	3,954,800	4,534	China Agri-Industries Holdings, Ltd.(Æ)	646,000	174
Tsingtao Brewery Co., Ltd. Class H	790,000	2,825	China Everbright International, Ltd.	3,001,978	3,208
Uni-President China Holdings, Ltd.	5,285,200	3,418	China Everbright, Ltd.	744,000	1,552
Vipshop Holdings, Ltd. - ADR(Æ)	80,300	1,031	China Foods, Ltd.(Æ)	649,732	209
Want Want China Holdings, Ltd.	1,157,000	763	China High Speed Transmission
Weichai Power Co., Ltd. Class H	112,000	108	Equipment Group Co., Ltd.(Æ)	2,341,000	1,810
Weiqiao Textile Co. Class H	345,500	154	China Lumena New Materials Corp.(Æ)
West China Cement, Ltd.	1,845,885	382	(Ñ)	3,024,000	4
Xinjiang Goldwind Science &			China Merchants Holdings International
Technology Co., Ltd. Class H(Æ)(Ñ)	521,000	683	Co., Ltd.	1,267,515	3,506
Xinyi Solar Holdings, Ltd.(Æ)(Ñ)	2,954,000	950	China Metal Recycling Holdings, Ltd.
XTEP International Holdings, Ltd.(Æ)	2,577,000	1,150	(Å)(Æ)	335,400	—
Yangzijiang Shipbuilding Holdings, Ltd.	1,504,700	991	China Mobile, Ltd.	1,181,032	12,880
Yuzhou Properties Co., Ltd.	254,000	59	China Mobile, Ltd. - ADR	456,365	24,886
Zhejiang Expressway Co., Ltd. Class H	1,604,000	1,389	China Overseas Land & Investment, Ltd.	4,616,707	13,234
Zhuzhou CSR Times Electric Co., Ltd.			China Power International Development,
Class H	21,500	111	Ltd.(Æ)	315,000	141
ZTE Corp. Class H(Æ)	528,000	955	China Resources Enterprise, Ltd.(Æ)	462,480	732
		314,454	China Resources Gas Group, Ltd.	1,072,258	2,679
			China Resources Land, Ltd.	92,000	228
Colombia - 0.3%			China Resources Power Holdings Co.,
Almacenes Exito SA	617,873	2,568	Ltd.	72,000	123
Bancolombia SA - ADR	82,050	2,420	China Unicom Hong Kong, Ltd.	108,000	120
Bancolombia SA	65,760	453	CITIC, Ltd.	1,173,000	1,669
		5,441	COSCO Pacific, Ltd.(Å)	148,000	167
			CT Environmental Group, Ltd.(Æ)(Ñ)	8,024,710	2,306

See accompanying notes which are an integral part of this quarterly report.

80 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Far East Horizon, Ltd.(Æ)	128,000	98	ICICI Bank, Ltd. - ADR	1,084,092	7,209
Franshion Properties China, Ltd.	2,926,000	768	Indian Oil Corp., Ltd.(Æ)	576,028	3,421
Galaxy Entertainment Group, Ltd.	1,224,840	3,859	Indraprastha Gas, Ltd.(Æ)	26,910	224
GCL-Poly Energy Holdings, Ltd.(Æ)(Ñ)	20,152,855	2,602	Infosys, Ltd. - ADR	325,074	5,822
Guangdong Investment, Ltd.	80,000	103	Infosys, Ltd.	121,154	2,093
Haier Electronics Group Co., Ltd.	1,683,956	2,945	Jubilant Life Sciences, Ltd.	22,201	115
Hanergy Thin Film Power Group, Ltd.			Kotak Mahindra Bank, Ltd.	345,172	3,501
(Æ)	1,630,000	819	Larsen & Toubro, Ltd.(Æ)	199,602	3,267
Hopson Development Holdings, Ltd.(Æ)	840,000	785	LIC Housing Finance, Ltd.	475,905	3,364
Huabao International Holdings, Ltd.	2,224,348	826	Lupin, Ltd.	53,766	1,364
Ju Teng International Holdings, Ltd.	2,877,000	1,133	Maruti Suzuki India, Ltd.	53,740	3,253
Kerry Logistics Network, Ltd.	467,000	643	NTPC, Ltd.	1,429,490	3,019
Kerry Properties, Ltd.	367,000	841	Petronet LNG, Ltd.(Æ)	1,166,801	4,247
Kingboard Chemical Holdings, Ltd.	868,000	1,339	Piramal Enterprises, Ltd. Class A(Æ)	160,486	2,353
Lee & Man Paper Manufacturing, Ltd.	2,477,000	1,401	Power Finance Corp., Ltd.	573,893	1,494
Nine Dragons Paper Holdings, Ltd.	2,502,000	1,580	Power Grid Corp. of India, Ltd.	163,230	357
Qingling Motors Co., Ltd. Class H	366,000	101	Punjab National Bank	1,028,965	1,399
Shanghai Industrial Holdings, Ltd.	85,000	188	Rajesh Exports, Ltd.(Æ)	179,444	1,927
Shenzhen International Holdings, Ltd.			Reliance Capital, Ltd.(Æ)	283,244	1,624
(Æ)	117,000	184	Reliance Industries, Ltd.	979,656	15,045
Shenzhen Investment, Ltd.	4,354,000	1,684	Reliance Industries, Ltd. - GDR(Þ)	459,343	13,918
Shimao Property Holdings, Ltd.	1,092,000	1,540	State Bank of India	377,650	1,011
Sino Biopharmaceutical, Ltd.	4,492,885	3,106	Sun Pharmaceutical Industries, Ltd.(Æ)	100,549	1,303
Sino-Ocean Land Holdings, Ltd.	441,500	224	Sun TV Network, Ltd.(Æ)	164,538	919
Skyworth Digital Holdings, Ltd.	8,580,028	4,485	Syndicate Bank	371,798	372
SmarTone Telecommunications Holdings,			Tata Chemicals, Ltd.	316,601	1,659
Ltd.	1,396,410	2,157	Tata Consultancy Services, Ltd.	222,264	7,852
Tianjin Development Holdings, Ltd.	384,000	185	Tata Motors, Ltd. Class A(Æ)	871,935	3,438
TravelSky Technology, Ltd. Class H(Æ)	671,000	1,025	Tata Motors, Ltd.(Æ)	573,522	2,876
VTech Holdings, Ltd.	145,707	1,468	UltraTech Cement, Ltd.	128,176	5,395
WH Group, Ltd.(Æ)(Þ)	8,712,500	4,981	Union Bank of India	394,030	767
Yue Yuen Industrial Holdings, Ltd.	1,002,000	3,440	WNS Holdings, Ltd. - ADR(Æ)	56,900	1,632
Yuexiu Real Estate Investment Trust(ö)	2,197,000	1,116			152,431
		135,450
			Indonesia - 1.3%
Hungary - 0.8%			Astra International Tbk PT	4,734,600	2,244
OTP Bank PLC	480,026	10,201	Bank Rakyat Indonesia Persero Tbk PT	13,079,800	10,799
Richter Gedeon Nyrt	317,093	6,187	Bank Tabungan Pensiunan Nasional Tbk
		16,388	PT(Æ)	492,300	77
			Gudang Garam Tbk PT(Æ)	516,500	2,198
India - 7.8%			Media Nusantara Citra Tbk PT	20,079,088	1,756
Ambuja Cements, Ltd.	1,123,620	3,255	Perusahaan Gas Negara Persero Tbk PT	12,538,487	2,219
Ashok Leyland, Ltd.(Æ)	170,525	227	Ramayana Lestari Sentosa Tbk PT	5,036,892	222
Axis Bank, Ltd.	1,690,718	10,280	Semen Indonesia Persero Tbk PT	1,052,525	857
Bank of Baroda	1,408,960	2,628	Steel Pipe Industry of Indonesia PT(Æ)	60,227,700	768
Bharat Petroleum Corp., Ltd.	256,214	3,382	Tambang Batubara Bukit Asam Persero
Bharti Airtel, Ltd.	1,681,826	7,224	Tbk PT	1,702,000	556
Bharti Infratel, Ltd.	323,500	1,736	Telekomunikasi Indonesia Persero Tbk
Chennai Petroleum Corp., Ltd.(Æ)	470,742	1,300	PT	8,557,800	2,099
Dabur India, Ltd. Class A	1,287,454	4,776	Tiga Pilar Sejahtera Food Tbk(Æ)	6,199,000	473
Eros International Media, Ltd.(Æ)	58,227	148	United Tractors Tbk PT	767,757	982
Federal Bank, Ltd.(Æ)	1,115,670	763			25,250
GlaxoSmithKline Consumer Healthcare,
Ltd.	1,009	87	Israel - 0.2%
HCL Technologies, Ltd.	248,556	3,177	Israel Chemicals, Ltd.	293,420	1,203
Hero MotoCorp, Ltd.	33,343	1,266	Teva Pharmaceutical Industries, Ltd.
Hindustan Petroleum Corp., Ltd.(Æ)	160,018	1,932	- ADR	56,000	3,443
Housing Development & Infrastructure,					4,646
Ltd.(Æ)	33,743	37
Housing Development Finance Corp.,
Ltd.	226,900	3,973

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 81

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Jersey - 0.2%			America Movil SAB de CV Class L
Randgold Resources, Ltd.	42,275	2,994	- ADR	285,549	4,038
			Cemex SAB de CV - ADR(Æ)	1,322,170	5,990
Jordan - 0.2%			Compartamos SAB de CV(Æ)	73,400	131
Hikma Pharmaceuticals PLC	105,003	3,031	Controladora Vuela Cia de Aviacion SAB
			de CV - ADR(Æ)	104,433	1,769
Kazakhstan - 0.0%			Corp. Moctezuma SAB de CV	226,363	637
KazMunaiGas Exploration Production			El Puerto de Liverpool SAB de CV	97,608	1,164
JSC - GDR	134,917	897	Fomento Economico Mexicano SAB de

Kenya - 0.1%			CV - ADR	62,300	5,907
East African Breweries, Ltd.	412,949	1,073	Genomma Lab Internacional SAB de CV
Equity Group Holdings, Ltd.	2,157,608	806	Class B(Æ)	3,134,694	2,109
Safaricom, Ltd.(Æ)	2,731,100	405	Gruma SAB de CV Class B	243,330	3,687
		2,284	Grupo Aeroportuario del Centro Norte
			SAB de CV Class B(Æ)	131,372	611
Kuwait - 0.4%			Grupo Aeroportuario del Sureste SAB de
National Bank of Kuwait SAKP	2,056,419	4,735	CV - ADR	26,300	3,595
VIVA Kuwait Telecom Co.(Æ)	740,777	2,422	Grupo Financiero Banorte SAB de CV
		7,157	Class O	2,925,329	15,262
			Grupo Financiero Inbursa SAB de CV
Luxembourg - 0.2%			Class O	450,854	724
Tenaris SA - ADR	134,300	2,799	Grupo Lala SAB de CV Class B(Æ)	593,640	1,406
Ternium SA - ADR	43,118	512	Grupo Mexico SAB de CV	1,631,432	3,163
		3,311	Grupo Televisa SAB - ADR	422,800	11,196
			Kimberly-Clark de Mexico SAB de CV
Macao - 0.4%			Class A	1,252,138	2,993
Sands China, Ltd.	2,112,639	7,412	Megacable Holdings SAB de CV	292,403	1,072
			Telesites SAB de CV(Æ)	256,687	156
Malaysia - 0.8%			Wal-Mart de Mexico SAB de CV(Æ)	1,415,873	3,558
7-Eleven Malaysia Holdings BHD	775,600	280			70,218
Axiata Group BHD	227,400	308
Batu Kawan BHD	9,100	39	Morocco - 0.1%
British American Tobacco Malaysia BHD	178,277	2,483	Attijariwafa Bank	12,205	404
Cahya Mata Sarawak BHD	838,300	1,047	Banque Centrale Populaire	5,958	129
CIMB Group Holdings BHD	67,465	68	Residences Dar Saada	113,909	1,611
Evergreen Fibreboard BHD(Æ)	1,307,100	387			2,144
Hong Leong Bank BHD	134,700	427
Hong Leong Financial Group BHD	56,700	189	Netherlands - 0.3%
IHH Healthcare BHD	307,900	487	Heineken NV	9,064	788
IJM Corp. BHD	2,985,441	2,478	Nostrum Oil & Gas PLC	302,398	1,194
KLCCP Stapled Group	107,000	181	OCI NV(Æ)	35,275	641
Lafarge Malaysia BHD	64,841	143	Steinhoff International Holdings NV(Æ)	47,777	230
Malayan Banking BHD	57,800	120	X5 Retail Group NV - GDR(Æ)	176,754	3,270
Maxis BHD	104,400	144			6,123
MISC BHD	259,400	548
Nestle Malaysia BHD	7,400	132	Nigeria - 0.6%
Petronas Dagangan BHD	301,382	1,849	Access Bank PLC	48,278,228	1,002
Petronas Gas BHD	25,000	138	Dangote Cement PLC	5,198,286	3,376
Public Bank BHD	37,700	167	FCMB Group PLC(Å)	15,631,592	77
Steppe Cement, Ltd.(Æ)	1,155,093	255	Guaranty Trust Bank PLC	28,929,020	2,460
Telekom Malaysia BHD	114,600	180	Guaranty Trust Bank PLC - GDR	182,568	661
Tenaga Nasional BHD	238,500	781	Lekoil, Ltd.(Æ)	9,884,602	2,222
Top Glove Corp. BHD	1,186,400	1,551	Nestle Nigeria PLC	158,253	582
UEM Sunrise BHD	4,329,500	1,035	Nigerian Breweries PLC	1,922,351	965
Westports Holdings BHD	375,246	367	United Bank for Africa PLC Class A	10,763,242	156
		15,784	Zenith Bank PLC	12,482,044	787
					12,288
Mexico - 3.6%
Alfa SAB de CV Class A	228,400	425	Pakistan - 0.8%
America Movil SAB de CV	886,762	625	Allied Bank, Ltd.	1,643,318	1,413
			Dawood Hercules Corp., Ltd.	2,023,500	2,146

See accompanying notes which are an integral part of this quarterly report.

82 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Engro Corp., Ltd.	1,074,000	2,724	O'Key Group SA - GDR(Æ)	5,529	9
Engro Foods, Ltd.(Æ)	1,517,800	2,046	PhosAgro OAO - GDR	264,701	3,151
Lucky Cement, Ltd.(Æ)	866,054	4,014	Polyus Gold OJSC(Æ)	2,724	117
United Bank, Ltd.	1,948,817	2,681	Raspadskaya OAO(Æ)	141,507	47
		15,024	Rosneft OAO - GDR	509,444	1,809
			Sberbank of Russia	3,445,828	4,396
Peru - 0.5%			Sberbank of Russia - ADR	1,824,708	10,100
Credicorp, Ltd.	90,633	9,187	Severstal PAO - GDR	415,802	3,365
			Surgutneftegas OAO - ADR	151,966	743
Philippines - 0.4%			Tatneft PAO - ADR(Æ)(Ñ)	143,342	3,820
Aboitiz Power Corp.	426,700	373	Tatneft PAO - ADR(Æ)	131,290	3,567
Ayala Land, Inc.	3,089,009	2,045	Uralkali PJSC(Æ)	408,205	934
Bank of the Philippine Islands	285,319	525	X5 Retail Group NV - GDR(Æ)	200,106	3,703
International Container Terminal			Yandex NV Class A(Æ)	141,000	1,892
Services, Inc.	27,600	35			88,692
Metro Pacific Investments Corp.	25,838,499	2,996
Metropolitan Bank & Trust Co. - ADR	145,690	217	South Africa - 3.7%
SM Investments Corp.	7,100	124	African Bank Investments, Ltd.(Æ)	887,049	—
Universal Robina Corp.	587,690	2,396	Anglo American Platinum, Ltd.(Æ)	22,395	328
		8,711	AngloGold Ashanti, Ltd. - ADR(Æ)	394,945	3,349
			Aspen Pharmacare Holdings, Ltd.(Æ)	300,298	5,097
Poland - 0.2%			AVI, Ltd.	441,884	2,217
Alior Bank SA(Æ)	33,715	498	Bidvest Group, Ltd. (The)	440,579	10,175
Asseco Poland SA	57,391	791	Capevin Holdings, Ltd.	189,486	113
Bank Pekao SA	81,144	2,730	Capitec Bank Holdings, Ltd.	10,696	325
Polski Koncern Naftowy Orlen SA(Ñ)	59,874	921	Discovery Holdings, Ltd.	805,043	6,537
		4,940	Distell Group, Ltd.	32,619	325

Portugal - 0.0%			FirstRand, Ltd.	99,260	281
Jeronimo Martins SGPS SA(Æ)	73,498	1,028	Fortress Income Fund, Ltd. Class A(Æ)	348,812	322
			Growthpoint Properties, Ltd. Class
Qatar - 0.3%			REIT(ö)	95,593	138
Al Meera Consumer Goods Co. QSC	46,669	2,429	Hyprop Investments, Ltd. Class REIT(ö)	72,505	467
Industries Qatar QSC	83,368	2,361	Investec, Ltd.	38,189	250
Qatar Gas Transport Co., Ltd.(Æ)	81,896	471	JSE, Ltd.(Æ)	44,978	368
		5,261	Liberty Holdings, Ltd.	149,675	1,057
			Massmart Holdings, Ltd.	278,051	1,585
Romania - 0.3%			Naspers, Ltd. Class N(Æ)	133,915	16,907
Banca Transilvania(Æ)	6,199,744	3,340	Pick n Pay Holdings, Ltd.	38,790	61
Fondul Proprietatea SA(Æ)	16,605,696	2,893	Pick n Pay Stores, Ltd.	188,647	701
		6,233	PSG Group, Ltd.(Æ)	29,164	336
			Remgro, Ltd.	88,287	1,407
Russia - 4.5%			Resilient Property Income(Æ)	98,339	736
Alrosa PAO	1,889,940	1,542	Reunert, Ltd.	512,940	2,079
Federal Grid Co. Unified Energy System			RMB Holdings, Ltd.	384,228	1,369
PJSC	583,180,000	454	Sappi, Ltd. - ADR(Æ)	390,473	1,775
Gazprom PAO - ADR	2,875,731	10,372	Sasol, Ltd. - ADR	262,939	6,860
LSR Group PJSC - GDR	144,983	235	Standard Bank Group, Ltd.	336,382	2,387
LSR Group PJSC	6,272	52	Truworths International, Ltd.(Æ)	321,966	2,008
Lukoil PJSC - ADR	428,411	14,532	Vodacom Group, Ltd. - ADR	239,097	2,191
Lukoil PJSC - ADR(Æ)	171,226	5,828	Woolworths Holdings, Ltd.	230,542	1,361
Magnit PJSC - GDR	118,550	4,653			73,112
Magnit PJSC	7,835	1,189
Magnitogorsk Iron & Steel Works OJSC	4,290,400	1,089	South Korea - 12.9%
MMC Norilsk Nickel PJSC - ADR(Æ)	74,610	860	BGF retail Co., Ltd.(Æ)	876	158
Mobile TeleSystems PJSC - ADR	195,900	1,371	BNK Financial Group, Inc.(Æ)	285,831	2,162
Moscow Exchange MICEX-RTS PJSC	590,560	750	Celltrion, Inc.(Æ)	5,278	495
Novatek OAO - GDR	45,996	3,989	Coway Co., Ltd.(Æ)	30,442	2,474
Novolipetsk Steel AO - GDR	389,440	3,386	Daelim Industrial Co., Ltd.(Æ)	74,872	4,930
Novolipetsk Steel AO	351,600	308	Daishin Securities Co., Ltd.(Æ)	6,615	67
Novolipetsk Steel OJSC - GDR	49,600	429	Daou Technology, Inc.(Æ)	98,048	1,693
			DGB Financial Group, Inc.(Æ)	159,697	1,195

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 83

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dongbu Insurance Co., Ltd.(Æ)	94,173	5,372	Songwon Industrial Co., Ltd.(Æ)(Ñ)	90,623	1,144
DongKook Pharmaceutical Co., Ltd.(Æ)	5,944	324	Tongyang Life Insurance(Æ)	67,219	574
DuzonBizon Co., Ltd.(Æ)	5,802	106	Ubiquoss, Inc.(Æ)	39,647	395
E-Mart Co., Ltd.(Æ)	3,940	542	Woori Bank	247,521	1,828
GS Holdings Corp.(Æ)	4,996	212	Yuhan Corp.(Æ)	6,088	1,703
Hana Financial Group, Inc.	16,083	290			253,597
Hankook Tire Co., Ltd.(Æ)	343,047	13,393
Hanmi Pharm Co., Ltd.(Æ)	228	135	Spain - 0.0%
Hanon Systems(Æ)	82,486	3,612	Cemex Latam Holdings SA(Æ)	350,159	1,035
Hanssem Co., Ltd.(Æ)	749	171
Hanwha General Insurance Co., Ltd.(Æ)	16,463	102	Sri Lanka - 0.1%
Hyosung Corp.(Æ)	18,319	1,675	Distilleries Co. of Sri Lanka PLC(Æ)	1,607,835	2,437

Hyundai Development Co.-Engineering			Switzerland - 1.4%
& Construction(Æ)	4,836	184	Baidu, Inc. - ADR(Æ)	99,072	16,176
Hyundai Engineering & Construction			Coca-Cola HBC AG - ADR(Æ)	245,703	5,035
Co., Ltd.(Æ)	71,891	2,228	Dufry AG(Æ)	51,478	5,572
Hyundai Marine & Fire Insurance Co.,					26,783
Ltd.(Æ)	76,892	2,085
Hyundai Mobis Co., Ltd.(Æ)	5,881	1,275	Taiwan - 9.6%
Hyundai Motor Co.	46,600	5,223	Advanced Semiconductor Engineering,
JB Financial Group Co., Ltd.(Æ)	86,208	373	Inc.	6,658,459	7,135
Kangwon Land, Inc.(Æ)	28,964	999	Advanced Semiconductor Engineering,
KB Financial Group, Inc.(Æ)	517,897	13,304	Inc. - ADR	123,240	659
KB Financial Group, Inc. - ADR(Æ)	119,900	3,017	Advantech Co., Ltd.	386,815	2,320
KB Insurance Co., Ltd.(Æ)	32,712	814	Airtac International Group	170,850	817
KCC Corp.	13,919	5,127	Asia Cement Corp.(Æ)	1,284,000	1,011
Kia Motors Corp.(Æ)	183,655	7,016	Catcher Technology Co., Ltd.	277,546	2,074
Korea Aerospace Industries, Ltd.(Æ)	4,030	241	Cathay Financial Holding Co., Ltd.	550,000	603
Korea Electric Power Corp. - ADR(Æ)	141,200	3,078	Chang Hwa Commercial Bank, Ltd.	1,407,500	705
Korea Electric Power Corp.(Æ)	82,034	3,613	Chang Type Industrial Co., Ltd.(Æ)	131,000	206
Korea Kolmar Co., Ltd.(Æ)(Ñ)	37,885	3,245	Chen Full International Co., Ltd.(Æ)	811,000	1,061
Korea Petro Chemical Industries(Æ)	13,481	2,272	Cheng Shin Rubber Industry Co., Ltd.	149,000	231
KT Corp.(Æ)	21,735	496	China Development Financial Holding
KT&G Corp.(Æ)	14,614	1,264	Corp.	6,557,000	1,575
LG Chem, Ltd.(Æ)	25,940	6,455	China Steel Corp. Class H	571,000	306
LG Household & Health Care, Ltd.(Æ)	1,354	1,128	Chin-Poon Industrial Co., Ltd.(Æ)	138,000	218
LG International Corp.(Æ)	52,771	1,376	Chipbond Technology Corp.(Æ)	2,095,000	2,998
LG Uplus Corp.(Æ)	300,954	2,441	Chunghwa Telecom Co., Ltd.	2,244,000	6,940
Lotte Chemical Corp.(Æ)	43,769	10,128	Compeq Manufacturing Co., Ltd.	1,984,000	1,145
Lotte Chilsung Beverage Co., Ltd.(Æ)	2,542	4,642	CTBC Financial Holding Co., Ltd.	1,989,249	937
Lotte Confectionery Co., Ltd.(Æ)	2,343	4,746	Delta Electronics, Inc.	972,167	4,130
Lotte Shopping Co., Ltd.(Æ)	14,274	2,845	E.Sun Financial Holding Co., Ltd.	1,747,357	908
Macquarie Korea Infrastructure Fund	35,369	241	Eclat Textile Co., Ltd.	177,000	2,537
NAVER Corp.(Æ)	2,865	1,512	Elite Advanced Laser Corp.	182,000	701
NongShim Co., Ltd.(Æ)	4,055	1,579	Elite Material Co., Ltd.(Æ)	302,000	526
Osstem Implant Co., Ltd.(Æ)	13,910	966	Eurocharm Holdings Co., Ltd.(Æ)	109,000	319
S&T Motiv Co., Ltd.(Æ)	1,233	87	Far Eastern New Century Corp.	1,345,340	965
Samsung Card Co., Ltd.(Æ)	14,630	464	Far EasTone Telecommunications Co.,
Samsung Electronics Co., Ltd.	60,629	58,526	Ltd.	453,000	935
Samsung Electronics Co., Ltd. - GDR(Þ)	10,112	4,783	Feng TAY Enterprise Co., Ltd.	221,160	1,196
Samsung Electronics Co., Ltd. - GDR	11,998	5,414	First Financial Holding Co., Ltd.	2,071,415	946
Samsung Fire & Marine Insurance Co.,			Formosa Petrochemical Corp.	1,197,000	2,971
Ltd.(Æ)	26,372	6,604	Fubon Financial Holding Co., Ltd.	652,000	722
Samsung Life Insurance Co., Ltd.(Æ)	59,133	5,449	Giant Manufacturing Co., Ltd.	329,291	2,189
Samsung SDI Co., Ltd.(Æ)	6,848	542	Gintech Energy Corp.(Æ)	685,000	665
Shinhan Financial Group Co., Ltd.(Æ)	510,880	16,403	Global Lighting Technologies, Inc.(Æ)	370,000	727
Shinsegae Co., Ltd.(Æ)	11,027	1,967	Global Mixed Mode Technology, Inc.	574,697	1,010
SK Hynix, Inc.(Æ)	142,317	3,291	Hiwin Technologies Corp.	308,201	1,140
SK Innovation Co., Ltd.(Æ)	20,985	2,322	Hon Hai Precision Industry Co., Ltd.(Æ)	6,179,822	14,492
SK Telecom Co., Ltd. - ADR(Ñ)	460,700	9,080	Hua Nan Financial Holdings Co., Ltd.	1,743,102	778

See accompanying notes which are an integral part of this quarterly report.

84 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Huaku Development Co., Ltd.	348,000	553	Thai Union Frozen Products PCL Class
Innolux Corp.	914,000	262	F(Æ)	5,726,722	2,969
Inventec Corp.	926,000	695	Thanachart Capital PCL(Æ)	1,474,200	1,565
King Yuan Electronics Co., Ltd.(Æ)	1,239,000	826	Tipco Asphalt PCL	2,150,200	2,021
Kinsus Interconnect Technology Corp.	1,357,000	2,863	Tisco Financial Group PCL	2,169,922	2,571
Largan Precision Co., Ltd.	164,465	11,973	Tisco Financial Group PCL(Æ)	41,197	49
Lite-On Technology Corp.	1,625,503	1,732	TMB Bank PCL	13,013,605	948
MediaTek, Inc.	956,422	6,217			54,293
Mega Financial Holding Co., Ltd.	6,014,498	3,848
Mercuries Life Insurance Co., Ltd.(Æ)	1,624,000	850	Togo - 0.1%
Micro-Star International Co., Ltd.(Æ)	1,245,000	1,584	Ecobank Transnational, Inc.(Æ)	26,351,004	1,937
Nan Ya Plastics Corp.	69,000	121
Novatek Microelectronics Corp.	1,248,000	5,270	Tunisia - 0.0%
Pegatron Corp.	459,000	1,048	Societe Frigorifique et Brasserie de Tunis	47,191	626

Pou Chen Corp. Class B	1,602,000	2,008	Turkey - 2.4%
Powertech Technology, Inc.(Æ)	928,000	1,953	Akbank TAS	1,437,626	3,507
Radiant Opto-Electronics Corp.(Æ)	554,000	1,093	Anadolu Efes Biracilik Ve Malt Sanayii
Sercomm Corp.(Æ)	38,000	93	AS	214,390	1,331
Shin Kong Financial Holding Co., Ltd.	4,342,559	836	Arcelik AS	757,079	3,954
Shin Zu Shing Co., Ltd.	434,000	1,622	Aselsan Elektronik Sanayi Ve Ticaret
Sinbon Electronics Co., Ltd.(Æ)	80,000	149	AS(Æ)	84,942	521
Sino-American Silicon Products, Inc.(Æ)	604,000	777	BIM Birlesik Magazalar AS(Æ)	110,986	1,879
SinoPac Financial Holdings Co., Ltd.	3,607,243	971	Coca-Cola Icecek AS	17,478	194
Taiwan Cement Corp.	493,000	397	Emlak Konut Gayrimenkul Yatirim
Taiwan Cooperative Financial Holding			Ortakligi AS(ö)	5,159,944	4,517
Co., Ltd.	2,284,800	951	Enka Insaat ve Sanayi AS	1,529,578	2,283
Taiwan Fertilizer Co., Ltd. Class H	275,000	349	Ford Otomotiv Sanayi AS	195,071	2,135
Taiwan Mobile Co., Ltd.	292,000	878	GSD Holding AS	260,524	87
Taiwan Semiconductor Manufacturing			Haci Omer Sabanci Holding AS	935,550	2,712
Co., Ltd.	7,669,133	32,724	Koza Altin Isletmeleri AS	227,345	975
Taiwan Semiconductor Manufacturing			Petkim Petrokimya Holding AS(Æ)	280,602	331
Co., Ltd. - ADR	1,268,460	28,350	Soda Sanayii AS	292,288	458
Taiwan Union Technology Corp.(Æ)	765,000	563	Tat Gida Sanayi AS(Æ)	394,238	705
Tripod Technology Corp.	1,808,917	2,989	TAV Havalimanlari Holding AS	512,872	3,046
Uni-President Enterprises Corp.	728,000	1,221	Tofas Turk Otomobil Fabrikasi AS(Æ)	29,701	205
Winbond Electronics Corp.(Æ)	906,000	242	Torunlar Gayrimenkul Yatirim Ortakligi
Yuanta Financial Holding Co., Ltd.	9,590,093	2,990	AS Class REIT(ö)	120,316	145
		187,796	Tupras Turkiye Petrol Rafinerileri AS(Æ)	166,550	4,236

Thailand - 2.8%			Turkcell Iletisim Hizmetleri AS
Airports of Thailand PCL	541,747	5,740	- ADR(Ñ)	134,691	1,193
Bangkok Bank PCL	853,300	3,696	Turkiye Garanti Bankasi AS	2,362,943	5,955
Bangkok Dusit Medical Services PCL			Turkiye Halk Bankasi AS	1,145,962	3,958
Class F(Æ)	614,700	380	Turkiye Sise ve Cam Fabrikalari AS(Æ)	772,034	783
BEC World PCL	1,616,695	1,371	Ulker Biskuvi Sanayi AS	107,357	687
Big C Supercenter PCL(Å)	171,289	1,080	Yapi ve Kredi Bankasi AS	594,472	748
Big C Supercenter PCL	110,800	698			46,545

Central Pattana PCL	4,294,837	5,419	Ukraine - 0.4%
Delta Electronics Thailand PCL	564,400	1,264	Kernel Holding SA	330,159	3,634
Jasmine International PCL(Ñ)	13,814,332	1,210	MHP SA - GDR	492,397	3,940
Kasikornbank PCL	1,280,033	6,117			7,574
Krung Thai Bank PCL(Æ)	2,564,900	1,261
Pruksa Real Estate PCL(Ñ)	2,837,166	2,018	United Arab Emirates - 0.4%
PTT Exploration & Production PCL(Æ)	1,132,749	1,832	Abu Dhabi Commercial Bank PJSC	444,850	734
PTT Global Chemical PCL	695,900	1,053	Air Arabia PJSC	2,388,160	762
PTT PCL	338,500	2,255	Aldar Properties PJSC	3,157,540	1,925
Robinson Department Store PCL	475,800	514	DAMAC Properties Dubai Co. PJSC(Æ)	2,155,775	1,368
Siam Commercial Bank PCL (The)	943,100	3,472	DP World, Ltd.(Æ)	121,091	2,119
Thai Beverage PCL	6,007,990	2,867	Dubai Islamic Bank PJSC	916,549	1,446
Thai Oil PCL(Æ)	1,060,900	1,923

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 85

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Orascom Construction, Ltd.	14,046	92	Russia - 0.0%
		8,446	AK Transneft OAO Class Preference	180	452
			Surgutneftegas OAO Class Preference	215,900	132
United Kingdom - 1.0%					584
Anglo American PLC	583,703	2,342
Anglo American PLC - ADR(Æ)(Ñ)	123,400	245	South Korea - 0.3%
Cable & Wireless Communications PLC	1,684,644	1,661	LG Chem, Ltd. Class Preference(Æ)	2,144	391
SABMiller PLC - ADR	233,110	13,829	Samsung Electronics Co., Ltd. Class
Tullow Oil PLC(Æ)	620,389	1,557	Preference	5,299	4,433
		19,634			4,824

United States - 0.3%			Total Preferred Stocks
Cognizant Technology Solutions Corp.			(cost $20,013)		16,306
Class A(Æ)	46,455	2,941
First Cash Financial Services, Inc.(Æ)	20,543	729	Certificates of Participation - 0.7%
Kosmos Energy, Ltd.(Æ)	86,062	394	China - 0.0%
Maginet Corp.(Æ)	34,700	1,355	JPMorgan Structured Products BV
		5,419	Zero coupon due 08/14/17	48	7
			Netherlands - 0.5%
Viet Nam - 0.2%			JP Morgan Structured Products BV
Hoa Phat Group JSC	715,750	887	Series 0000
Mobile World Investment Corp.(Æ)	574,330	1,867	Zero coupon due 08/14/17	535	2,653
PetroVietnam Drilling and Well Services			JPMorgan Structured Products BV
JSC - ADR	1,080,860	1,127	Series 0001
		3,881	Zero coupon due 05/16/17	186	2,236
			Zero coupon due 07/02/18	18	1,191
Zimbabwe - 0.0%			Series 0002
Delta Corp., Ltd.	447,622	239	Zero coupon due 07/02/18	332	2,736
					8,816
Total Common Stocks			United Kingdom - 0.2%
(cost $2,127,032)		1,812,210	HSBC Bank PLC
			Series 0000
			Zero coupon due 09/12/16	56	2,470
Investments in Other Funds - 0.8%			Series 000A
United Kingdon - 0.8%			Zero coupon due 01/22/18	75	438
Genesis Indian Investment Co., Ltd.	76,943	9,758	Series 000W
Genesis Smaller Companies SICAV	74,752	6,741	Zero coupon due 07/31/17	66	1,177
Total Investments in Other Funds					4,085
(cost $1,631)		16,499	Total Certificates of Participation
			(cost $9,850)		12,908
Preferred Stocks - 0.8%
Brazil - 0.5%			Warrants & Rights - 0.3%
Braskem SA Class Preference(Æ)	335,100	2,011	Hong Kong - 0.0%
Centrais Eletricas Brasileiras SA Class			Ju Teng International Holdings, Ltd.(Æ)
Preference(Æ)	47,800	120	2016 Warrants	449,125	6
Cia Brasileira de Distribuicao Class
Preference	57,200	547	Malaysia - 0.0%
Investimentos Itau SA Class Preference	331,994	571	VS Industry BHD(Æ)
Itau Unibanco Holding SA Class			2019 Warrants	483,425	48
Preference	56,470	352
Lojas Americanas SA Class Preference	509,126	2,373	Netherlands - 0.2%
Suzano Papel e Celulose SA Class A	148,300	591	Bharat Forge, Ltd.(Æ)(Þ)
Telefonica Brasil SA Class Preference(Þ)	456,831	3,970	2019 Warrants	13,707	164
Telefonica Brasil SA Class Preference(Å)	110	1	Grasim Industries, Ltd.(Æ)
		10,536	2017 Warrants	43,840	2,144
			2019 Warrants	1,532	75
Chile - 0.0%			Indraprastha Gas, Ltd.(Æ)(Þ)
Embotelladora Andina SA Class			2016 Warrants	43,343	357
Preference	101,587	277	Titan Co., Ltd.(Æ)(Þ)
			2016 Warrants	37,674	187
Colombia - 0.0%			TTK Prestige, Ltd.(Æ)(Þ)
Bancolombia SA Class Preference	11,591	85

See accompanying notes which are an integral part of this quarterly report.

86 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	2017 Warrants	4,662		301
				3,228

	United Kingdom - 0.1%
	Almarai Co.(Æ)(Þ)
	2016 Warrants	15,474		277
	HSBC Bank PLC(Æ)
	2018 Warrants	52,900		1,852
				2,129

	Total Warrants & Rights
	(cost $6,563)			5,411

Short	-Term Investments - 2.1%
	United States - 2.1%
	Russell U.S. Cash Management Fund	35,573,428	(8)	35,573
	United States Treasury Bills
	0.490% due 06/16/16	5,000		4,994
	Total Short-Term Investments
	(cost $40,568)			40,567

	Other Securities - 2.9%
	Russell U.S. Cash Collateral Fund(×)	56,600,048	(8)	56,600
	Total Other Securities
	(cost $56,600)			56,600

	Total Investments 100.1%
	(identified cost $2,262,257)			1,960,501

	Other Assets and Liabilities, Net
-	(0.1%)			(2,499)
	Net Assets - 100.0%			1,958,002

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 87

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.2%
Big C Supercenter PCL	05/03/12	THB	171,289	5.82	997	1,080
China Forestry Holdings Co., Ltd.	07/26/10	HKD	871,100	0.43	372	—
China Metal Recycling Holdings, Ltd.	11/16/12	HKD	335,400	—	339	—
COSCO Pacific, Ltd.	01/26/16	HKD	148,000	1.08	160	167
Dalian Wanda Commercial Properties Co., Ltd. Class H	07/17/15	HKD	20,800	4.53	94	101
FCMB Group PLC	11/20/07	NGN	15,631,592	0.04	577	77
Kaisa Group Holdings, Ltd.	09/04/14	HKD	3,280,000	0.38	1,261	658
Real Gold Mining, Ltd.	04/26/10	HKD	463,232	1.60	741	—
Telefonica Brasil SA	09/09/11	BRL	110	—	—	1
Tianhe Chemicals Group, Ltd.	06/13/14	HKD	25,778,000	0.23	5,886	2,319
						4,403

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
BIST 30 Index Futures			557	TRY	5,054	02/16	(31)
BOLSA Index Futures			155	MXN	67,938	03/16	156
FTSE/JSE Index Futures			180	ZAR	79,652	03/16	2
Hang Seng Index Futures			406	HKD	400,377	02/16	1,991
H-Shares Index Futures			969	HKD	401,602	02/16	1,831
Ibovespa Futures			25	USD	1,005	02/16	(125)
KOSPI2 Index Futures			340	KRW	39,491,000	03/16	(697)
MSCI Emerging Markets Mini Index Futures			236	USD	8,824	03/16	(336)
MSCI Taiwan Index Futures		1,057		USD	31,234	02/16	1,321
SGX NIFTY 50 Index		1,188		USD	17,941	02/16	280
Short Positions
FTSE/JSE Index Futures			729	ZAR	322,590	03/16	(123)
MSCI Emerging Markets Mini Index Futures		1,855		USD	69,358	03/16	3,194
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							7,463

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	USD	1,236		BRL	5,000	02/02/16	14
Bank of America	USD	1,444		BRL	5,800	02/02/16	6
Bank of America	USD	1,979		BRL	8,000	02/02/16	21
Bank of America	USD	6,965		BRL	27,040	02/02/16	(205)
Bank of America	USD	40,986		BRL	165,700	02/02/16	441
Bank of America	USD	53		HKD	417	02/01/16	—
Bank of America	USD	65		HKD	505	02/02/16	—
Bank of America	USD	1,678		HKD	13,000	03/16/16	(7)
Bank of America	USD	1,804		HKD	14,000	03/16/16	(4)
Bank of America	USD	3,872		HKD	30,000	03/16/16	(16)
Bank of America	USD	11,619		HKD	90,000	03/16/16	(52)
Bank of America	USD	146		INR	10,000	03/16/16	1
Bank of America	USD	7,788		INR	529,000	03/16/16	(49)
Bank of America	USD	11,189		INR	760,000	03/16/16	(70)
Bank of America	USD	390	KRW		470,000	03/16/16	(1)
Bank of America	USD	1,645	MXN		28,000	03/16/16	(106)

See accompanying notes which are an integral part of this quarterly report.

88 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,939	MXN	50,312	03/16/16	(173)
Bank of America	USD	401	TRY	1,200	03/16/16	—
Bank of America	USD	601	TRY	1,800	03/16/16	—
Bank of America	USD	1,884	TRY	5,641	03/16/16	1
Bank of America	USD	968	ZAR	15,000	03/16/16	(31)
Bank of America	USD	2,028	ZAR	30,000	03/16/16	(155)
Bank of America	BRL	5,000	USD	1,237	02/02/16	(13)
Bank of America	BRL	5,800	USD	1,435	02/02/16	(15)
Bank of America	BRL	8,000	USD	1,963	02/02/16	(37)
Bank of America	BRL	27,040	USD	6,688	02/02/16	(72)
Bank of America	BRL	165,700	USD	42,682	02/02/16	1,254
Bank of America	BRL	4,000	USD	968	03/02/16	(24)
Bank of America	HKD	864	USD	111	03/16/16	—
Bank of America	HKD	10,000	USD	1,284	03/16/16	(1)
Bank of America	INR	10,000	USD	148	03/16/16	2
Bank of America	INR	15,000	USD	224	03/16/16	4
Bank of America	INR	28,000	USD	411	03/16/16	2
Bank of America	INR	50,000	USD	741	03/16/16	10
Bank of America	INR	120,000	USD	1,794	03/16/16	38
Bank of America	KRW	300,000	USD	247	03/16/16	(1)
Bank of America	KRW	423,000	USD	348	03/16/16	(1)
Bank of America	KRW	1,000,000	USD	831	03/16/16	4
Bank of America	KRW	2,000,000	USD	1,674	03/16/16	21
Bank of America	KRW	3,000,000	USD	2,548	03/16/16	68
Bank of America	TRY	500	USD	167	03/16/16	—
Bank of America	TRY	1,200	USD	401	03/16/16	—
Bank of America	TRY	1,300	USD	437	03/16/16	2
Bank of America	ZAR	2,000	USD	122	03/16/16	(3)
Bank of America	ZAR	9,600	USD	577	03/16/16	(22)
Barclays	USD	4,143	CNY	27,668	03/18/16	32
Barclays	USD	6,590	CNY	44,322	03/18/16	98
Barclays	USD	4,312	KRW	5,218,089	03/18/16	—
Barclays	USD	8,521	TWD	279,477	03/18/16	(181)
Barclays	IDR	11,733,112	USD	832	03/18/16	(18)
Barclays	KRW	7,261,133	USD	6,222	03/18/16	221
Barclays	TWD	34,759	USD	1,057	03/18/16	20
BNP Paribas	USD	3,302	PLN	13,047	03/18/16	(107)
BNP Paribas	USD	5,051	ZAR	75,083	03/16/16	(363)
BNP Paribas	HKD	15,000	USD	1,936	03/16/16	8
BNP Paribas	HKD	50,000	USD	6,454	03/16/16	27
BNP Paribas	MXN	10,000	USD	586	03/16/16	36
BNP Paribas	ZAR	325,000	USD	21,864	03/16/16	1,572
BNP Paribas	ZAR	125,244	USD	7,728	03/18/16	(89)
Brown Brothers Harriman	HKD	179	USD	23	02/02/16	—
Citibank	USD	1,026	HKD	8,000	03/16/16	2
Citibank	USD	2,768	KRW	3,270,000	03/16/16	(66)
Citibank	USD	17,990	KRW	21,250,000	03/16/16	(426)
Citibank	USD	2,617	RUB	199,661	02/24/16	13
Citibank	USD	10,825	ZAR	160,234	03/18/16	(823)
Citibank	HKD	11,000	USD	1,412	03/16/16	(2)
Citibank	HKD	12,500	USD	1,596	03/16/16	(11)
Citibank	RUB	199,661	USD	2,595	02/24/16	(35)
Deutsche Bank	USD	1,777	BRL	7,173	02/02/16	16
Deutsche Bank	USD	941	HKD	7,300	03/16/16	(3)
Deutsche Bank	USD	1,937	HKD	15,000	03/16/16	(9)
Deutsche Bank	BRL	7,173	USD	1,774	02/02/16	(19)
Deutsche Bank	BRL	7,173	USD	1,763	03/02/16	(15)
Goldman Sachs	USD	8,070	HKD	62,513	03/16/16	(35)
Goldman Sachs	USD	252	MXN	4,386	03/16/16	(11)
Goldman Sachs	USD	7,974	MYR	33,955	03/18/16	223
Goldman Sachs	USD	123	ZAR	1,938	03/16/16	(2)
Goldman Sachs	TRY	586	USD	196	03/16/16	—
HSBC	USD	2,275	BRL	9,248	02/02/16	37

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 89

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	452	HKD	3,500	03/16/16	(2)
HSBC	USD	607	HKD	4,700	03/16/16	(3)
HSBC	USD	12,414	HKD	96,162	03/16/16	(54)
HSBC	USD	1,491	INR	100,000	03/16/16	(28)
HSBC	USD	2,212	INR	150,000	03/16/16	(18)
HSBC	USD	2,111	KRW	2,500,000	03/16/16	(44)
HSBC	USD	3,391	KRW	4,000,000	03/16/16	(85)
HSBC	USD	1,635	MXN	28,000	03/16/16	(95)
HSBC	BRL	9,248	USD	2,288	02/02/16	(25)
HSBC	HKD	11,000	USD	1,420	03/16/16	6
HSBC	INR	50,000	USD	738	03/16/16	7
HSBC	KRW	1,000,000	USD	844	03/16/16	18
HSBC	MXN	5,000	USD	291	03/16/16	17
HSBC	MXN	29,146	USD	1,619	03/18/16	17
HSBC	ZAR	18,000	USD	1,162	03/16/16	38
HSBC	ZAR	19,000	USD	1,227	03/16/16	40
Morgan Stanley	USD	2,031	MXN	33,584	03/18/16	(185)
Morgan Stanley	HKD	45,000	USD	5,808	03/16/16	24
Morgan Stanley	MXN	18,000	USD	1,030	03/16/16	41
Morgan Stanley	ZAR	25,000	USD	1,584	03/16/16	23
Morgan Stanley	ZAR	34,990	USD	2,134	03/18/16	(49)
Royal Bank of Canada	USD	3,072	HKD	24,000	03/16/16	12
Royal Bank of Canada	USD	3,208	HKD	25,000	03/16/16	6
Royal Bank of Scotland	CNY	79,768	USD	12,251	03/18/16	215
Royal Bank of Scotland	KRW	22,728,564	USD	19,354	03/18/16	570
Royal Bank of Scotland	MYR	18,479	USD	4,162	03/18/16	(299)
Royal Bank of Scotland	TWD	40,019	USD	1,209	03/18/16	15
Royal Bank of Scotland	TWD	204,699	USD	6,090	03/18/16	(18)
Standard Chartered	USD	4,062	BRL	16,421	02/02/16	44
Standard Chartered	USD	6,087	IDR	86,188,438	03/18/16	163
Standard Chartered	USD	1,519	KRW	1,779,336	03/18/16	(48)
Standard Chartered	USD	3,097	MYR	13,041	03/18/16	51
Standard Chartered	BRL	16,421	USD	4,090	02/02/16	(15)
Standard Chartered	MYR	3,228	USD	743	03/18/16	(36)
State Street	USD	404	BRL	1,634	02/01/16	5
State Street	USD	490	BRL	2,000	02/02/16	10
State Street	USD	492	BRL	2,000	02/02/16	8
State Street	USD	493	BRL	2,000	02/02/16	7
State Street	USD	495	BRL	2,000	02/02/16	5
State Street	USD	4,215	BRL	17,040	02/02/16	45
State Street	USD	36,630	BRL	148,900	02/02/16	596
State Street	USD	4,157	BRL	17,040	03/02/16	66
State Street	USD	15	HKD	118	02/01/16	—
State Street	USD	145	HKD	1,127	02/01/16	—
State Street	USD	244	HKD	1,901	02/01/16	—
State Street	USD	11	HKD	84	02/02/16	—
State Street	USD	36	HKD	281	02/02/16	—
State Street	USD	184	HKD	1,435	02/02/16	—
State Street	USD	20	HKD	157	02/03/16	—
State Street	USD	475	HKD	3,700	03/16/16	1
State Street	USD	742	HKD	5,800	03/16/16	4
State Street	USD	839	HKD	6,500	03/16/16	(3)
State Street	USD	1,154	HKD	9,000	03/16/16	3
State Street	USD	1,420	HKD	11,000	03/16/16	(6)
State Street	USD	1,538	HKD	12,000	03/16/16	4
State Street	USD	2,267	HKD	17,600	03/16/16	(5)
State Street	USD	10,326	HKD	80,000	03/16/16	(44)
State Street	USD	172	IDR	2,387,876	02/01/16	1
State Street	USD	23	IDR	317,929	02/02/16	—
State Street	USD	241	IDR	3,330,125	02/02/16	1
State Street	USD	437	INR	30,000	03/16/16	2
State Street	USD	88	KRW	106,049	02/01/16	—
State Street	USD	122	KRW	147,332	02/01/16	1

See accompanying notes which are an integral part of this quarterly report.

90 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	191	KRW	229,380	02/01/16	1
State Street	USD	249	KRW	300,000	03/16/16	(1)
State Street	USD	6	MXN	106	02/02/16	—
State Street	USD	17	MXN	319	02/02/16	—
State Street	USD	56	MXN	1,016	02/02/16	—
State Street	USD	153	MXN	2,808	02/02/16	2
State Street	USD	62	MXN	1,126	02/03/16	—
State Street	USD	86	MXN	1,564	02/03/16	1
State Street	USD	2,958	MXN	50,100	03/18/16	(204)
State Street	USD	33	PHP	1,596	02/01/16	—
State Street	USD	85	PHP	4,065	02/01/16	—
State Street	USD	23	THB	840	02/01/16	—
State Street	USD	142	THB	5,095	02/01/16	1
State Street	USD	9	THB	328	02/02/16	—
State Street	USD	41	TRY	123	02/01/16	—
State Street	USD	5	TRY	15	02/02/16	—
State Street	USD	336	TRY	1,000	03/16/16	(2)
State Street	USD	105	ZAR	1,723	02/01/16	4
State Street	USD	10	ZAR	157	02/02/16	—
State Street	USD	156	ZAR	2,533	02/03/16	4
State Street	USD	2,289	ZAR	35,000	03/16/16	(104)
State Street	BRL	339	USD	83	02/01/16	(2)
State Street	BRL	1,099	USD	271	02/02/16	(3)
State Street	BRL	2,000	USD	495	02/02/16	(5)
State Street	BRL	2,000	USD	495	02/02/16	(5)
State Street	BRL	2,000	USD	495	02/02/16	(5)
State Street	BRL	2,000	USD	486	02/02/16	(14)
State Street	BRL	17,040	USD	4,192	02/02/16	(68)
State Street	BRL	148,900	USD	36,831	02/02/16	(396)
State Street	BRL	148,900	USD	36,329	03/02/16	(578)
State Street	GBP	4	USD	5	02/01/16	—
State Street	HKD	86	USD	11	02/01/16	—
State Street	HKD	88	USD	11	02/01/16	—
State Street	HKD	104	USD	13	02/02/16	—
State Street	HKD	302	USD	39	02/02/16	—
State Street	HKD	419	USD	54	02/02/16	—
State Street	HKD	6,606	USD	848	02/02/16	(1)
State Street	HKD	3,000	USD	387	03/16/16	2
State Street	HKD	4,000	USD	516	03/16/16	2
State Street	HKD	12,000	USD	1,549	03/16/16	7
State Street	HKD	15,000	USD	1,936	03/16/16	8
State Street	INR	30,000	USD	440	03/16/16	1
State Street	INR	100,000	USD	1,467	03/16/16	4
State Street	KRW	500,000	USD	417	03/16/16	4
State Street	MYR	89	USD	21	02/03/16	—
State Street	THB	572	USD	16	02/01/16	—
State Street	THB	1,150	USD	32	02/01/16	—
State Street	THB	5,220	USD	145	02/01/16	(1)
State Street	THB	962	USD	27	02/02/16	—
State Street	THB	5,963	USD	166	02/02/16	—
State Street	TRY	119	USD	40	02/01/16	—
State Street	TRY	446	USD	150	02/01/16	(1)
State Street	TRY	15	USD	5	02/02/16	—
State Street	ZAR	1,317	USD	81	02/01/16	(2)
State Street	ZAR	1,532	USD	94	02/02/16	(3)
State Street	ZAR	10,264	USD	625	02/02/16	(21)
State Street	ZAR	2,463	USD	150	02/03/16	(5)
State Street	ZAR	949	USD	59	02/04/16	(1)
State Street	ZAR	7,412	USD	457	02/04/16	(9)
State Street	ZAR	7,775	USD	488	02/05/16	(1)
State Street	ZAR	10,144	USD	637	02/05/16	(2)
State Street	ZAR	16,324	USD	1,025	02/05/16	(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						529

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 91

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Bovespa Future Index	Barclays	USD	83,501	04/29/16	1,384
Bovespa Future Index	Morgan Stanley	USD	84,050	02/25/16	241
Bovespa Future Index	Societe Generale	USD	24,464	02/25/16	130
Bovespa Future Index	UBS	USD	10,894	03/10/16	—
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					1,755

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the total return of underlying security at termination

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Argentina	$21,300	$—		$—	$21,300
Austria	—	593		—	593
Bangladesh	—	9,530		—	9,530
Bermuda	—	411		—	411
Brazil	105,678	—		—	105,678
Cambodia	—	3,047		—	3,047
Canada	991	—		—	991
Cayman Islands	5,063	7,723		—	12,786
Chile	11,435	—		—	11,435
China	67,601	243,876		2,977	314,454
Colombia	5,441	—		—	5,441
Cyprus	199	111		—	310
Czech Republic	—	3,529		—	3,529
Egypt	—	10,920		—	10,920
Georgia	—	9,110		—	9,110
Greece	—	2,437		—	2,437
Hong Kong	25,053	109,574		823	135,450
Hungary	—	16,388		—	16,388
India	29,500	122,931		—	152,431
Indonesia	—	25,250		—	25,250
Israel	3,443	1,203		—	4,646
Jersey	—	2,994		—	2,994
Jordan	—	3,031		—	3,031
Kazakhstan	897	—		—	897
Kenya	—	2,284		—	2,284
Kuwait	—	7,157		—	7,157
Luxembourg	3,311	—		—	3,311
Macao	—	7,412		—	7,412
Malaysia	255	15,529		—	15,784
Mexico	70,218	—		—	70,218
Morocco	—	2,144		—	2,144
Netherlands	3,500	2,623		—	6,123
Nigeria	661	11,627		—	12,288
Pakistan	—	15,024		—	15,024
Peru	9,187	—		—	9,187
Philippines	—	8,711		—	8,711
Poland	—	4,940		—	4,940
Portugal	—	1,028		—	1,028
Qatar	—	5,261		—	5,261
Romania	—	6,233		—	6,233
Russia	39,665	49,027		—	88,692
South Africa	4,607	68,505		—	73,112

See accompanying notes which are an integral part of this quarterly report.

92 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
South Korea	20,422	233,175		—	253,597
Spain	1,035	—		—	1,035
Sri Lanka	—	2,437		—	2,437
Switzerland	16,176	10,607		—	26,783
Taiwan	29,009	158,787		—	187,796
Thailand	—	54,293		—	54,293
Togo	—	1,937		—	1,937
Tunisia	—	626		—	626
Turkey	1,193	45,352		—	46,545
Ukraine	2,806	4,768		—	7,574
United Arab Emirates	—	8,446		—	8,446
United Kingdom	245	19,389		—	19,634
United States	5,419	—		—	5,419
Viet Nam	—	3,881		—	3,881
Zimbabwe	—	239		—	239
Investments in Other Funds	6,741	9,758		—	16,499
Preferred Stocks	10,898	5,408		—	16,306
Certificates of Participation	7	12,901		—	12,908
Warrants & Rights	54	5,357		—	5,411
Short-Term Investments	—	40,567		—	40,567
Other Securities	—	56,600		—	56,600
Total Investments	502,010	1,454,691		3,800	1,960,501

Other Financial Instruments
Futures Contracts	7,463	—		—	7,463
Foreign Currency Exchange Contracts	135	394		—	529
Total Return Swap Contracts	—	1,755		—	1,755
Total Other Financial Instruments*	$7,598	$2,149		$—	$9,747

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 93

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 92.3%			Dr Pepper Snapple Group, Inc.	14,940	1,402
Consumer Discretionary - 12.3%			Hershey Co. (The)	4,970	438
Advance Auto Parts, Inc.	23,410	3,560	Kimberly-Clark Corp.	19,528	2,508
Amazon.com, Inc.(Æ)	31,885	18,717	Kraft Heinz Co. (The)	13,100	1,023
AutoZone, Inc.(Æ)	2,200	1,688	Kroger Co. (The)	28,400	1,102
CBS Corp. Class B	23,777	1,129	Molson Coors Brewing Co. Class B	19,625	1,776
Charter Communications, Inc. Class A(Æ)	5,690	975	Mondelez International, Inc. Class A	447,001	19,266
Chipotle Mexican Grill, Inc. Class A(Æ)	6,121	2,773	PepsiCo, Inc.	134,931	13,399
Comcast Corp. Class A(Æ)	295,471	16,461	Philip Morris International, Inc.	120,533	10,849
Costco Wholesale Corp.	18,259	2,759	Procter & Gamble Co. (The)	51,457	4,203
CST Brands, Inc.	3,500	136	Reynolds American, Inc.	31,314	1,564
DISH Network Corp. Class A(Æ)	18,381	887	Unilever NV	192,640	8,555
Dollar General Corp.	8,600	646	Walgreens Boots Alliance, Inc.	9,505	758
Dollar Tree, Inc.(Æ)	5,970	485	Whole Foods Market, Inc.	174,967	5,128
DR Horton, Inc.	14,669	404			104,251
eBay, Inc.(Æ)	5,789	136
Estee Lauder Cos., Inc. (The) Class A	9,487	809	Energy - 6.8%
Expedia, Inc.	5,900	596	Anadarko Petroleum Corp.	2,100	82
Ford Motor Co.	509,643	6,085	Baker Hughes, Inc.	6,731	293
Gap, Inc. (The)	107,078	2,647	BP PLC - ADR	96,030	3,108
General Motors Co.	47,200	1,399	Cabot Oil & Gas Corp.	56,287	1,168
Harman International Industries, Inc.	6,000	446	Cheniere Energy, Inc.(Æ)	5,800	174
Home Depot, Inc.	57,634	7,248	Chevron Corp.	211,048	18,249
Interpublic Group of Cos., Inc. (The)	14,867	334	Columbia Pipeline Group, Inc.	53,987	1,001
Johnson Controls, Inc.	21,100	757	ConocoPhillips	118,368	4,626
Lennar Corp. Class A	94,863	3,998	Core Laboratories NV	99,031	9,745
Liberty Global PLC Class C(Æ)	216,588	7,392	EOG Resources, Inc.	16,120	1,145
Lowe's Cos., Inc.	173,617	12,441	EQT Corp.	27,175	1,678
Macy's, Inc.	12,300	497	Exxon Mobil Corp.	189,447	14,748
McDonald's Corp.	5,663	701	Halliburton Co.	246,282	7,829
Nike, Inc. Class B	102,679	6,367	Marathon Petroleum Corp.	3,291	138
Norwegian Cruise Line Holdings, Ltd.(Æ)	13,224	600	Occidental Petroleum Corp.	129,416	8,908
O'Reilly Automotive, Inc.(Æ)	20,764	5,417	Phillips 66(Æ)	67,369	5,400
Priceline Group, Inc. (The)(Æ)	6,390	6,805	Pioneer Natural Resources Co.	46,829	5,804
PulteGroup, Inc.	44,100	739	Schlumberger, Ltd.	271,798	19,643
Ralph Lauren Corp. Class A	3,755	422	Spectra Energy Corp.	16,266	447
Ross Stores, Inc.	18,800	1,058	Valero Energy Corp.	20,857	1,416
Royal Caribbean Cruises, Ltd.	13,290	1,089	Williams Cos., Inc. (The)	35,569	686
Starbucks Corp.	270,198	16,420			106,288
Target Corp.	126,484	9,160
Time Warner Cable, Inc.	10,232	1,862	Financial Services - 19.3%
Time Warner, Inc.	67,362	4,745	Aflac, Inc.	71	4
TJX Cos., Inc.	179,242	12,769	Alliance Data Systems Corp.(Æ)	1,700	340
Twenty-First Century Fox, Inc. Class A	86,473	2,332	American Express Co.	97,963	5,241
VF Corp.	35,920	2,249	American International Group, Inc.	179,595	10,144
Viacom, Inc. Class B	13,776	629	American Tower Corp.(ö)	136,817	12,907
Wal-Mart Stores, Inc.	130,086	8,633	Ameriprise Financial, Inc.	33,591	3,045
Walt Disney Co. (The)	80,473	7,711	Aon PLC	41,550	3,649
Whirlpool Corp.	12,373	1,663	AvalonBay Communities, Inc.(ö)	7,200	1,235
Wyndham Worldwide Corp.	83,089	5,392	Bank of America Corp.	1,284,572	18,164
Yum! Brands, Inc.	2,400	174	Bank of New York Mellon Corp. (The)	310	11
		192,342	BB&T Corp.	127	4
			Berkshire Hathaway, Inc. Class B(Æ)	134,959	17,514
Consumer Staples - 6.7%			BlackRock, Inc. Class A	5,477	1,721
Altria Group, Inc.	117,515	7,181	Boston Properties, Inc. (ö)	4,641	539
Archer-Daniels-Midland Co.	26,319	930	Capital One Financial Corp.	145,980	9,579
Coca-Cola Co. (The)	67,940	2,916	Charles Schwab Corp. (The)	51,632	1,318
Colgate-Palmolive Co.	88,710	5,991	Chubb, Ltd.(Æ)	118,445	13,393
Constellation Brands, Inc. Class A	18,440	2,812	Citigroup, Inc.	318,766	13,573
CVS Health Corp.	128,896	12,450	Equifax, Inc.	12,083	1,278

See accompanying notes which are an integral part of this quarterly report.

94 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Equinix, Inc.(ö)	29,524	9,169	Mallinckrodt PLC(Æ)	143	8
Everest Re Group, Ltd.	900	161	McKesson Corp.	11,523	1,855
Extra Space Storage, Inc. (ö)	6,120	555	Medtronic PLC	164,079	12,457
Fidelity National Information Services, Inc.	26,184	1,564	Merck & Co., Inc.	206,409	10,459
FleetCor Technologies, Inc.(Æ)	44,277	5,439	PerkinElmer, Inc.	2,100	101
Goldman Sachs Group, Inc. (The)	54,714	8,840	Perrigo Co. PLC	5,021	726
Hartford Financial Services Group, Inc.	55,496	2,230	Pfizer, Inc.	510,594	15,568
Highwoods Properties, Inc. (ö)	8,040	340	Regeneron Pharmaceuticals, Inc.(Æ)	10,265	4,312
Intercontinental Exchange, Inc.	47,042	12,410	Sanofi - ADR	40,450	1,684
Invesco, Ltd.	31,202	934	St. Jude Medical, Inc.	66,974	3,540
JPMorgan Chase & Co.	309,053	18,389	Stryker Corp.	13,945	1,383
KeyCorp	106,090	1,184	Teva Pharmaceutical Industries, Ltd. - ADR	12,650	778
Kilroy Realty Corp. (ö)	9,100	508	Thermo Fisher Scientific, Inc.	79,985	10,563
Loews Corp.	158,409	5,863	UnitedHealth Group, Inc.	120,346	13,859
Markel Corp.(Æ)	11,980	10,069	Vertex Pharmaceuticals, Inc.(Æ)	15,170	1,377
MasterCard, Inc. Class A	15,793	1,406	Zoetis, Inc. Class A	13,700	590
MetLife, Inc.	214,755	9,589			206,155
Morgan Stanley	128,371	3,322
PayPal Holdings, Inc.(Æ)	838	30	Materials and Processing - 3.5%
PNC Financial Services Group, Inc. (The)	26,570	2,302	Air Products & Chemicals, Inc.	49,407	6,260
Prologis, Inc.(ö)	20,578	812	Ball Corp.	3,000	200
Prudential Financial, Inc.	7,700	540	CF Industries Holdings, Inc.	8,500	255
Realogy Holdings Corp.(Æ)	213,867	7,015	CRH PLC - ADR	212,516	5,721
Simon Property Group, Inc.(ö)	9,970	1,857	Crown Holdings, Inc.(Æ)	29,139	1,337
SL Green Realty Corp. (ö)	4,100	396	Dow Chemical Co. (The)	134,627	5,654
State Street Corp.	241,921	13,482	Eastman Chemical Co.	1,336	82
SunTrust Banks, Inc.	27,089	991	Ecolab, Inc.	137,034	14,782
SVB Financial Group(Æ)	2,100	213	EI du Pont de Nemours & Co.	29,941	1,580
Synchrony Financial(Æ)	290,443	8,254	Ingersoll-Rand PLC	8,027	413
TD Ameritrade Holding Corp.	6,600	182	International Paper Co.	65,903	2,255
Thomson Reuters Corp.	3,730	140	LyondellBasell Industries NV Class A	11	1
Travelers Cos., Inc. (The)	657	70	Martin Marietta Materials, Inc.	1,861	234
US Bancorp	167,407	6,706	Masco Corp.	34,250	904
Visa, Inc. Class A	293,190	21,840	Monsanto Co.	50,530	4,578
Wells Fargo & Co.	615,933	30,938	Mosaic Co. (The)	34,136	823
XL Group PLC Class A	25,236	915	PPG Industries, Inc.	4,260	405
		302,314	Praxair, Inc.	41,606	4,161
			Precision Castparts Corp.	19,725	4,634
Health Care - 13.2%			Rio Tinto PLC - ADR	27,839	686
Abbott Laboratories	60,545	2,292	WestRock Co.	1,306	46
AbbVie, Inc.	169,450	9,303			55,011
Aetna, Inc.	25,634	2,611
Alexion Pharmaceuticals, Inc.(Æ)	9,372	1,368	Producer Durables - 11.3%
Allergan PLC(Æ)	53,360	15,177	3M Co.	5,520	834
Amgen, Inc.	123,165	18,811	Accenture PLC Class A	43,472	4,588
Anthem, Inc.	74,928	9,777	Allegion PLC	20,382	1,234
Becton Dickinson and Co.	1,909	277	American Airlines Group, Inc.	4,608	180
Biogen, Inc.(Æ)	13,409	3,661	Automatic Data Processing, Inc.	81,795	6,796
Boston Scientific Corp.(Æ)	124,350	2,180	B/E Aerospace, Inc.	101,302	4,098
Bristol-Myers Squibb Co.	87,250	5,423	Boeing Co. (The)	3,100	372
Cardinal Health, Inc.	75,340	6,130	Canadian Pacific Railway, Ltd.	3,400	407
Celgene Corp.(Æ)	48,811	4,897	CSX Corp.	63,100	1,453
Cerner Corp.(Æ)	121,255	7,034	Cummins, Inc.	1,774	159
Eli Lilly & Co.	62,172	4,918	Danaher Corp.	5,344	463
Express Scripts Holding Co.(Æ)	4,688	337	Deere & Co.	1,500	115
Gilead Sciences, Inc.	54,854	4,553	Delta Air Lines, Inc.	300,458	13,307
Humana, Inc.	17,180	2,797	Eaton Corp. PLC	35,449	1,791
Illumina, Inc.(Æ)	8,627	1,363	Emerson Electric Co.	13,090	602
Intuitive Surgical, Inc.(Æ)	104	56	FedEx Corp.	1,662	221
Johnson & Johnson	229,129	23,930	Fluor Corp.	5,295	238

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 95

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
General Dynamics Corp.	25,444	3,404		SAP SE - ADR	63,366	5,057
General Electric Co.	496,155	14,438		TE Connectivity, Ltd.	28,096	1,606
Honeywell International, Inc.	328,597	33,911		Texas Instruments, Inc.	52,718	2,790
Illinois Tool Works, Inc.	1,831	165		Xilinx, Inc.	5,800	292
Kansas City Southern	118,300	8,385		Yahoo!, Inc.(Æ)	115	3
L-3 Communications Holdings, Inc.	4,583	535				230,757
Lockheed Martin Corp.	3,081	650
Mettler-Toledo International, Inc.(Æ)	27,322	8,548		Utilities - 4.5%
Norfolk Southern Corp.	27,182	1,916		American Electric Power Co., Inc.	29,948	1,826
Northrop Grumman Corp.	9,779	1,810		AT&T, Inc.	484,319	17,465
PACCAR, Inc.	46,767	2,295		Calpine Corp.(Æ)	248,527	3,805
Parker-Hannifin Corp.	800	78		CMS Energy Corp.	37,178	1,445
Pentair PLC	6,410	302		Dominion Resources, Inc.	11,882	857
Raytheon Co.	74,619	9,569		Duke Energy Corp.	20,771	1,564
Sensata Technologies Holding NV(Æ)	240,066	8,810		Edison International	22,508	1,391
Southwest Airlines Co.	170,195	6,403		Entergy Corp.	117,548	8,296
Stanley Black & Decker, Inc.	70,489	6,650		Exelon Corp.	10,725	317
TopBuild Corp.(Æ)	3,805	102		NextEra Energy, Inc.	45,951	5,133
TransDigm Group, Inc.(Æ)	36,056	8,103		NiSource, Inc.	38,538	810
Tyco International PLC	136,200	4,684		PG&E Corp.	36,220	1,989
Union Pacific Corp.	57,199	4,118		PPL Corp.	47,857	1,678
United Continental Holdings, Inc.(Æ)	16,916	817		Sempra Energy	14,900	1,412
United Parcel Service, Inc. Class B	2,508	234		Southern Co. (The)	28,934	1,415
United Technologies Corp.	124,784	10,942		T-Mobile US, Inc.(Æ)	8,037	323
Verisk Analytics, Inc. Class A(Æ)	39,975	2,918		Verizon Communications, Inc.	398,410	19,909
Waste Management, Inc.	4,229	224		Xcel Energy, Inc.	41,419	1,583
WW Grainger, Inc.	2,470	486				71,218
		177,355
				Total Common Stocks
Technology - 14.7%				(cost $1,204,829)		1,445,691
Adobe Systems, Inc.(Æ)	125,234	11,162
Alphabet, Inc.(Æ)	35,116	26,089	Short	-Term Investments - 7.8%
Alphabet, Inc. Class A(Æ)	10,692	8,140		Russell U.S. Cash Management Fund	116,669,534(8)	116,670
Analog Devices, Inc.	14,338	772		United States Treasury Bills
Apple, Inc.	396,547	38,600		0.112% due 04/07/16	3,500	3,498
Applied Materials, Inc.	23,100	408		0.320% due 06/16/16	2,500	2,497
ARM Holdings PLC - ADR	136,035	5,860		Total Short-Term Investments
Avago Technologies, Ltd. Class A	30,330	4,055		(cost $122,666)		122,665
Broadcom Corp. Class A	36,440	1,992
CDK Global Inc.	996	44		Total Investments 100.1%
Cisco Systems, Inc.	282,533	6,721		(identified cost $1,327,495)		1,568,356
Cognizant Technology Solutions Corp. Class
A(Æ)	31,159	1,973		Other Assets and Liabilities, Net
EMC Corp.	293,717	7,275	-	(0.1%)		(1,406)
Facebook, Inc. Class A(Æ)	161,203	18,089		Net Assets - 100.0%		1,566,950
Hewlett Packard Enterprise Co.(Æ)	255,802	3,520
HP, Inc.	108,289	1,051
Intel Corp.	175,074	5,431
International Business Machines Corp.	43,277	5,401
Intuit, Inc.	69,231	6,612
KLA-Tencor Corp.	5,800	389
Lam Research Corp.	39,898	2,864
LinkedIn Corp. Class A(Æ)	15,915	3,150
Microsoft Corp.	692,916	38,173
NXP Semiconductors NV(Æ)	19,634	1,468
Oracle Corp.	251,249	9,123
QUALCOMM, Inc.	28,570	1,295
Red Hat, Inc.(Æ)	80,508	5,640
Salesforce.com, Inc.(Æ)	81,114	5,521
SanDisk Corp.	2,700	191

See accompanying notes which are an integral part of this quarterly report.

96 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		1,193	USD	115,130	03/16	(3,667)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(3,667)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2	Level 3			Total
Common Stocks
Consumer Discretionary	$192,342	$—			$—	$192,342
Consumer Staples	104,251	—			—	104,251
Energy	106,288	—			—	106,288
Financial Services	302,314	—			—	302,314
Health Care	206,155	—			—	206,155
Materials and Processing	55,011	—			—	55,011
Producer Durables	177,355	—			—	177,355
Technology	230,757	—			—	230,757
Utilities	71,218	—			—	71,218
Short-Term Investments	—	122,665			—	122,665
Total Investments	1,445,691	122,665			—	1,568,356

Other Financial Instruments
Futures Contracts	(3,667)	—			—	(3,667)
Total Other Financial Instruments*	$(3,667)	$—			$—	$(3,667)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 97

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 91.2%			Lamar Advertising Co. Class A(ö)	2,956	166
Consumer Discretionary - 14.6%			Lear Corp.	108	11
1-800-Flowers.com, Inc. Class A(Æ)	16,643	118	Leggett & Platt, Inc.	1,002	42
Aaron's, Inc. Class A	5,967	137	Lennar Corp. Class A(Ñ)	10,103	426
AMC Entertainment Holdings, Inc. Class A	8,046	175	Liberty Broadband Corp. Class A(Æ)	761	36
AMC Networks, Inc. Class A(Æ)	109	8	Liberty Broadband Corp. Class C(Æ)	1,205	57
American Axle & Manufacturing Holdings,			Liberty Media Corp.(Æ)	2,096	75
Inc.(Æ)	8,987	115	Liberty Media Corp. Class A(Æ)	2,097	77
American Eagle Outfitters, Inc.(Ñ)	2,217	32	Liberty Ventures Class A(Æ)	1,972	78
American Woodmark Corp.(Æ)	1,516	105	Lithia Motors, Inc. Class A	3,321	254
Barnes & Noble Education, Inc.(Æ)	4,717	52	LKQ Corp.(Æ)	75,803	2,077
Barnes & Noble, Inc.	7,464	65	Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	79,157	1,022
Beazer Homes USA, Inc.(Æ)	41,582	356	Matthews International Corp. Class A	11,725	585
Blue Nile, Inc.(Æ)	3,554	124	Monro Muffler Brake, Inc.	25,496	1,676
Bob Evans Farms, Inc.	28,410	1,163	Motorcar Parts of America, Inc.(Æ)	34,152	1,174
Brinker International, Inc.	5,264	262	Movado Group, Inc.	974	25
Buffalo Wild Wings, Inc.(Æ)	10,438	1,590	Murphy USA, Inc.(Æ)	1,877	109
Burlington Stores, Inc.(Æ)	15,045	808	New York Times Co. (The) Class A	1,570	21
Cabela's, Inc.(Æ)(Ñ)	26,748	1,125	Noodles & Co. Class A(Æ)(Ñ)	21,171	255
Cable One, Inc.(Æ)	572	246	Nutrisystem, Inc.	4,032	80
Cablevision Systems Corp. Class A	1,124	36	NVR, Inc.(Æ)	174	287
Callaway Golf Co.	14,281	124	Outfront Media, Inc. (ö)	764	17
Capella Education Co.	7,736	340	Oxford Industries, Inc.	11,002	769
CarMax, Inc.(Æ)	3,653	161	Panera Bread Co. Class A(Æ)	414	80
Carter's, Inc.	13,155	1,279	Performance Sports Group, Ltd.(Æ)	96,288	688
Cheesecake Factory, Inc. (The)	16,639	804	Polaris Industries, Inc.	1,900	140
Chico's FAS, Inc.	10,882	113	Pool Corp.	14,463	1,222
Christopher & Banks Corp.(Æ)	194,594	337	PulteGroup, Inc.	8,808	148
Cimpress NV(Æ)	544	43	Red Robin Gourmet Burgers, Inc.(Æ)	2,684	166
Columbia Sportswear Co.	436	24	Ross Stores, Inc.	4,846	273
Cooper Tire & Rubber Co.	6,952	253	Saga Communications, Inc. Class A(Æ)	2,077	87
Coty, Inc. Class A(Æ)(Ñ)	9,020	222	Sally Beauty Holdings, Inc.(Æ)	81,031	2,233
Dana Holding Corp.	9,122	108	Service Corp. International	12,050	291
Domino's Pizza, Inc.	9,988	1,138	ServiceMaster Global Holdings, Inc.(Æ)	14,895	629
Dorman Products, Inc.(Æ)(Ñ)	12,502	541	Shoe Carnival, Inc.	6,564	152
DR Horton, Inc.	3,084	85	Shutterfly, Inc.(Æ)	37,395	1,557
DreamWorks Animation SKG, Inc. Class			Signet Jewelers, Ltd.	2,947	342
A(Æ)(Ñ)	2,540	65	Skechers U.S.A., Inc. Class A(Æ)	2,404	68
Eros International PLC(Æ)	37,979	334	Smith & Wesson Holding Corp.(Æ)	4,398	95
Ethan Allen Interiors, Inc.(Ñ)	42,160	1,126	Stamps.com, Inc.(Æ)	8,555	803
Express, Inc.(Æ)	5,500	93	Starz Class A(Æ)	5,402	154
Finish Line, Inc. (The) Class A	61,047	1,156	Strayer Education, Inc.(Æ)	3,740	200
Five Below, Inc.(Æ)	54,851	1,932	Sturm Ruger & Co., Inc.(Ñ)	3,231	190
Flexsteel Industries, Inc.	3,394	148	TEGNA, Inc.	35,639	856
Foot Locker, Inc.	1,763	119	Tenneco, Inc.(Æ)	19,415	742
Fortune Brands Home & Security, Inc.	17,182	835	Tiffany & Co.	1,713	109
FTD Cos., Inc.(Æ)	47,810	1,181	Tilly's, Inc. Class A(Æ)	66,575	432
Gannett Co., Inc.	27,057	402	Toll Brothers, Inc.(Æ)	48,363	1,336
Gentex Corp.	12,980	178	Tower International, Inc.(Æ)	4,743	109
Gentherm, Inc.(Æ)	44,474	1,779	Tractor Supply Co.	5,844	516
Goodyear Tire & Rubber Co. (The)	19,616	557	Tribune Publishing Co.	28,142	263
Grand Canyon Education, Inc.(Æ)	5,539	209	Tupperware Brands Corp.(Ñ)	2,897	134
Hanesbrands, Inc.	10,236	313	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	5,465	990
Hasbro, Inc.	19,034	1,414	Vail Resorts, Inc.	589	74
Hertz Global Holdings, Inc.(Æ)	2,222	20	Vera Bradley, Inc.(Æ)	22,851	338
Horizon Global Corp.(Æ)	31,471	301	Vista Outdoor, Inc.(Æ)	856	41
Interpublic Group of Cos., Inc. (The)	14,186	318	VOXX International Corp. Class A(Æ)	24,007	103
Jarden Corp.(Æ)	2,232	118	WABCO Holdings, Inc.(Æ)	929	83
John Wiley & Sons, Inc. Class A(Æ)	3,050	127	WCI Communities, Inc.(Æ)	873	18
La Quinta Holdings, Inc.(Æ)	41,766	474	Wyndham Worldwide Corp.	2,673	173

See accompanying notes which are an integral part of this quarterly report.

98 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
ZAGG, Inc.(Æ)	42,101	388	WPX Energy, Inc.(Æ)	13,326	72
		50,830			8,825

Consumer Staples - 3.5%			Financial Services - 24.2%
Cal-Maine Foods, Inc.(Ñ)	24,902	1,257	Access National Corp.	992	19
Casey's General Stores, Inc.	18,829	2,273	AG Mortgage Investment Trust, Inc. (ö)	165	2
Constellation Brands, Inc. Class A	2,422	369	Alexandria Real Estate Equities, Inc. (ö)	463	37
Fresh Del Monte Produce, Inc.	280	11	Alleghany Corp.(Æ)	445	213
Hain Celestial Group, Inc. (The)(Æ)	5,750	209	Allegiance Bancshares, Inc.(Æ)(Ñ)	5,379	100
Herbalife, Ltd.(Æ)(Ñ)	1,246	58	Alliance Data Systems Corp.(Æ)	195	39
JM Smucker Co. (The)	1,628	209	Allied World Assurance Co. Holdings AG	1,568	57
Lancaster Colony Corp.	10,536	1,071	Altisource Residential Corp. (ö)	19,089	190
MGP Ingredients, Inc.	5,280	118	Ambac Financial Group, Inc.(Æ)	17,085	240
Monster Beverage Corp.(Æ)	2,242	303	American Capital Mortgage Investment Corp.
National Beverage Corp.(Æ)	3,983	165	(ö)	5,505	72
Natural Health Trends Corp.(Ñ)	11,619	232	American Equity Investment Life Holding
Omega Protein Corp.(Æ)	7,057	159	Co.(Æ)	43,411	790
Pinnacle Foods, Inc.	285	12	American National Insurance Co.	2,344	228
Post Holdings, Inc.(Æ)	7,873	460	AMERISAFE, Inc.	331	17
Rite Aid Corp.(Æ)	20,360	159	AmTrust Financial Services, Inc.	1,754	100
Safeway, Inc.(Æ)	9,450	5	Anchor BanCorp Wisconsin, Inc.(Æ)	4,717	201
Sanderson Farms, Inc.(Ñ)	19,093	1,551	Apollo Investment Corp.	3,000	15
Snyders-Lance, Inc.(Ñ)	31,477	994	Arch Capital Group, Ltd.(Æ)	2,102	142
SUPERVALU, Inc.(Æ)	126,136	574	Ares Capital Corp.	5,909	82
TreeHouse Foods, Inc.(Æ)	12,955	1,028	Argo Group International Holdings, Ltd.	26,722	1,519
Universal Corp.(Ñ)	1,582	87	Arrow Financial Corp.	714	20
USANA Health Sciences, Inc.(Æ)	530	67	Aspen Insurance Holdings, Ltd.	1,017	47
WhiteWave Foods Co. (The) Class A(Æ)	16,050	606	Associated Capital Group, Inc. Class A(Æ)	5,444	147
		11,977	Assured Guaranty, Ltd.	25,077	596
			Astoria Financial Corp.	9,124	138
Energy - 2.5%			Axis Capital Holdings, Ltd.	5,244	283
Approach Resources, Inc.(Æ)(Ñ)	101,049	130	Banco Latinoamericano de Comercio Exterior
Archrock, Inc.(Æ)	6,019	36	SA Class E	6,718	157
Bill Barrett Corp.(Æ)(Ñ)	103,963	385	BancorpSouth, Inc.	71,541	1,494
Core Laboratories NV(Ñ)	5,604	551	Bank of Hawaii Corp.	1,087	65
Diamondback Energy, Inc.(Æ)	9,576	723	Bank of the Ozarks, Inc.	17,354	770
Exterran Corp.(Æ)	23,506	388	BankFinancial Corp.	8,402	103
First Solar, Inc.(Æ)	7,131	490	BankUnited, Inc.	2,384	80
Green Brick Partners, Inc.(Æ)	21,417	126	Blackhawk Network Holdings, Inc. Class
Helix Energy Solutions Group, Inc.(Æ)	75,605	305	A(Æ)	1,024	39
Helmerich & Payne, Inc.(Ñ)	18,870	959	Blue Hills Bancorp, Inc.	3,743	55
Matador Resources Co.(Æ)	20,113	322	BofI Holding, Inc.(Æ)(Ñ)	46,340	795
McDermott International, Inc.(Æ)	285,106	787	BOK Financial Corp.(Ñ)	990	50
Memorial Resource Development Corp.(Æ)	25,319	403	Brixmor Property Group, Inc. (ö)	833	22
Noble Energy, Inc.	2,014	65	Broadridge Financial Solutions, Inc.	5,818	312
Nordic American Offshore, Ltd.(Ñ)	20,327	82	Brown & Brown, Inc.	728	22
Oceaneering International, Inc.	3,328	113	C1 Financial, Inc.(Æ)	2,715	65
Oil States International, Inc.(Æ)	2,537	72	Camden Property Trust (ö)	3,242	247
Renewable Energy Group, Inc.(Æ)	26,988	187	Cardtronics, Inc.(Æ)	36,320	1,119
REX American Resources Corp.(Æ)	1,189	64	Care Capital Properties, Inc. (Æ)(ö)	564	17
RSP Permian, Inc.(Æ)	43,393	1,022	Cash America International, Inc.	11,666	349
SM Energy Co.(Ñ)	15,521	217	Cathay General Bancorp	4,829	135
SolarCity Corp.(Æ)(Ñ)	1,380	49	CBOE Holdings, Inc.	4,828	322
SunPower Corp. Class A(Æ)(Ñ)	7,412	189	Cedar Realty Trust, Inc. (ö)	20,389	144
Synergy Resources Corp.(Æ)	67,470	428	CenterState Banks, Inc.	59,077	838
Tesoro Corp.	3,098	270	Central Pacific Financial Corp.	8,782	184
Willbros Group, Inc.(Æ)	133,246	259	Century Bancorp, Inc. Class A	1,059	43
World Fuel Services Corp.	3,375	131	Chesapeake Lodging Trust (ö)	5,194	131
			Chimera Investment Corp. (ö)	7,320	91
			City Holding Co.	1,479	66

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 99

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
CNO Financial Group, Inc.	1,302	23	Hanover Insurance Group, Inc. (The)	46,416	3,782
Columbia Banking System, Inc.	5,350	159	Health Care REIT, Inc.(Æ)(ö)	1,344	84
Commerce Bancshares, Inc.	1,529	63	Healthcare Realty Trust, Inc. (ö)	45,468	1,320
Community Bank System, Inc.	26,516	998	Hingham Institution for Savings(Æ)	632	78
Community Trust Bancorp, Inc.	652	23	Houlihan Lokey, Inc. Class A(Æ)	22,403	541
CommunityOne Bancorp(Æ)	15,319	202	Huntington Bancshares, Inc.	21,443	184
Corrections Corp. of America (ö)	5,353	154	Iberiabank Corp.	2,759	132
CubeSmart (ö)	24,446	765	Independent Bank Corp.	4,475	68
CVB Financial Corp.	10,947	168	Inland Real Estate Corp. (ö)	7,851	84
CYS Investments, Inc. (ö)	18,096	125	Investors Bancorp, Inc.	7,082	83
DCT Industrial Trust, Inc. (ö)	60,113	2,151	iStar, Inc. (Æ)(ö)	15,472	162
Diamond Hill Investment Group, Inc.(Å)(Æ)	1,218	206	Jack Henry & Associates, Inc.	502	41
Duke Realty Corp. (ö)	1,172	24	James River Group Holdings, Ltd.(Æ)	2,624	89
E*Trade Financial Corp.(Æ)	51,924	1,223	Jones Lang LaSalle, Inc.	7,487	1,054
East West Bancorp, Inc.	4,442	144	Kayne Anderson Energy Development Co.	5,082	72
Easterly Government Properties, Inc. (Æ)(ö)	9,458	169	Kemper Corp.	911	32
Education Realty Trust, Inc. (ö)	65,696	2,567	Kennedy-Wilson Holdings, Inc.	18,477	375
Emergent Capital, Inc.(Æ)(Ñ)	12,830	56	KeyCorp	15,208	170
Empire State Realty Trust, Inc. Class A(ö)	2,317	38	Kilroy Realty Corp. (ö)	242	14
Endurance Specialty Holdings, Ltd.	20,771	1,286	LaSalle Hotel Properties (ö)	22,415	497
Enova International, Inc. Class W(Æ)	30,176	168	Lazard, Ltd. Class A	5,442	196
Enterprise Financial Services Corp.	3,951	112	Live Oak Bancshares, Inc.(Æ)(Ñ)	5,038	72
EPR Properties (ö)	416	25	Macerich Co. (The) (ö)	2,415	188
Equifax, Inc.	4,002	423	Mack-Cali Realty Corp. (ö)	5,426	113
Equinix, Inc.(ö)	697	216	Marcus & Millichap, Inc.(Æ)	3,298	78
Equity Bancshares, Inc. Class A(Æ)	11,421	251	Markel Corp.(Æ)	428	360
Equity Commonwealth(Æ)(ö)	5,469	147	MarketAxess Holdings, Inc.	488	57
Equity LifeStyle Properties, Inc. Class A(ö)	1,461	96	MBIA, Inc.(Æ)	25,545	170
Euronet Worldwide, Inc.(Æ)	17,110	1,365	MGIC Investment Corp.(Æ)	190,371	1,260
Everest Re Group, Ltd.	2,053	367	Mid-America Apartment Communities, Inc.
Extra Space Storage, Inc. (ö)	5,406	490	(ö)	13,474	1,264
FactSet Research Systems, Inc.	364	55	MSCI, Inc. Class A	2,167	149
Fair Isaac Corp.	25,525	2,439	Nasdaq, Inc.	2,676	166
FCB Financial Holdings, Inc. Class A(Æ)	894	30	National Bank Holdings Corp. Class A	1,924	38
Federal Agricultural Mortgage Corp. Class C	8,229	268	National Commerce Corp.(Æ)	1,234	28
Federal Realty Investment Trust (ö)	2,297	346	National Health Investors, Inc. (ö)	12,180	739
FelCor Lodging Trust, Inc. (ö)	90,247	628	National Penn Bancshares, Inc.	5,570	64
Fidelity & Guaranty Life	14,793	371	National Retail Properties, Inc. (ö)	465	20
Fidelity Southern Corp.	3,161	50	National Western Life Group, Inc. Class A(Æ)	1,263	291
First American Financial Corp.	2,545	88	Navigators Group, Inc. (The)(Æ)	2,541	223
First BanCorp(Æ)	51,662	134	Nelnet, Inc. Class A	9,341	303
First Community Bancshares, Inc.	1,301	24	Northfield Bancorp, Inc.	2,794	43
First Horizon National Corp.	4,876	62	Northrim BanCorp, Inc.	4,932	114
First Industrial Realty Trust, Inc. (ö)	83,830	1,726	Northwest Bancshares, Inc.	8,090	102
First Interstate BancSystem, Inc. Class A	5,037	136	OceanFirst Financial Corp.	5,980	106
First Midwest Bancorp, Inc.	9,149	159	OFG Bancorp	48,797	274
First Niagara Financial Group, Inc.	37,103	363	Old National Bancorp	59,560	734
First Republic Bank	45,196	3,073	Old Second Bancorp, Inc.(Æ)	9,050	64
Fiserv, Inc.(Æ)	24,850	2,350	OM Asset Management PLC	9,305	105
FNF Group	7,383	239	OneBeacon Insurance Group, Ltd. Class A	25,513	328
FNFV Group(Æ)	2,460	23	Opus Bank	8,976	296
GAMCO Investors, Inc. Class A	9,533	277	Oritani Financial Corp.	8,387	140
Glacier Bancorp, Inc.	39,994	943	PacWest Bancorp	25,119	922
Global Indemnity PLC Class A(Æ)	14,032	422	Paramount Group, Inc. (ö)	23,857	391
Global Payments, Inc.	2,854	168	PartnerRe, Ltd.	1,348	189
Great Southern Bancorp, Inc.	2,156	86	Pebblebrook Hotel Trust (ö)	4,149	101
Great Western Bancorp, Inc.	14,167	370	Post Properties, Inc.(ö)	3,782	217
Green Dot Corp. Class A(Æ)	6,919	123	Preferred Bank	2,063	67
Hampton Roads Bankshares, Inc.(Æ)	12,256	22	PrivateBancorp, Inc. Class A	22,540	848
Hanmi Financial Corp.	2,852	62	ProAssurance Corp.	1,549	78

See accompanying notes which are an integral part of this quarterly report.

100 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
PS Business Parks, Inc. (ö)	3,986	345	WSFS Financial Corp.	8,031	233
Radian Group, Inc.	44,503	448	Xenia Hotels & Resorts, Inc. (ö)	4,448	65
Raymond James Financial, Inc.	4,148	182	Zions Bancorporation	3,661	83
Rayonier, Inc. (ö)	6,357	134			84,122
Reinsurance Group of America, Inc. Class A	2,529	213
RenaissanceRe Holdings, Ltd.	352	40	Health Care - 10.2%
Republic Bancorp, Inc. Class A	1,790	48	AbbVie, Inc.	822	45
Resource Capital Corp. (Æ)(Ñ)(ö)	6,636	69	Abiomed, Inc.(Æ)	3,361	287
Retail Opportunity Investments Corp. (ö)	9,870	183	Acadia Healthcare Co., Inc.(Æ)	15,198	928
Retail Properties of America, Inc. Class A(ö)	136,559	2,118	Adamas Pharmaceuticals, Inc.(Æ)	1,731	30
RLI Corp.	295	18	Akorn, Inc.(Æ)	85,667	2,227
RMR Group, Inc. (The) Class A(Æ)	14,780	308	Albany Molecular Research, Inc.(Æ)	56,328	919
Ryman Hospitality Properties, Inc.(ö)	4,049	190	Alere, Inc.(Æ)	5,509	205
S&T Bancorp, Inc.	2,284	62	Alexion Pharmaceuticals, Inc.(Æ)	1,299	190
Safety Insurance Group, Inc.	2,746	155	Align Technology, Inc.(Æ)	22,218	1,470
SEI Investments Co.	769	30	Alkermes PLC(Æ)	334	11
Selective Insurance Group, Inc.	83,842	2,625	Allergan PLC(Æ)	318	90
ServisFirst Bancshares, Inc.	382	15	Alnylam Pharmaceuticals, Inc.(Æ)	3,122	215
Signature Bank(Æ)	14,899	2,076	Analogic Corp.	1,887	140
SL Green Realty Corp. (ö)	1,767	171	BioMarin Pharmaceutical, Inc.(Æ)	2,801	207
SLM Corp.(Æ)	33,340	213	Bio-Rad Laboratories, Inc. Class A(Æ)	137	18
South State Corp.	17,829	1,192	Bio-Techne Corp.	23,205	1,919
Sovran Self Storage, Inc. (ö)	9,790	1,103	Bluebird Bio, Inc.(Æ)	46	2
St. Joe Co. (The)(Æ)(Ñ)	9,454	150	Cambrex Corp.(Æ)	2,478	86
StanCorp Financial Group, Inc.(Æ)	2,478	284	Celldex Therapeutics, Inc.(Æ)(Ñ)	7,464	62
Starwood Property Trust, Inc.(ö)	3,960	75	Centene Corp.(Æ)	1,814	113
State Bank Financial Corp.	55,778	1,074	Charles River Laboratories International,
Sterling Bancorp	83,825	1,317	Inc.(Æ)	13,097	972
Sun Communities, Inc. (ö)	25,669	1,709	Chemed Corp.	2,336	328
SVB Financial Group(Æ)	1,054	107	Chiasma, Inc.(Æ)(Ñ)	6,977	72
Synovus Financial Corp.	3,419	104	CONMED Corp.	22,939	847
Talmer Bancorp, Inc. Class A	4,770	77	Cooper Cos., Inc. (The)	2,058	270
Tanger Factory Outlet Centers, Inc. (ö)	5,573	178	Dentsply International, Inc.	2,470	145
Taubman Centers, Inc. (ö)	6,177	439	DexCom, Inc.(Æ)	14,666	1,045
Texas Capital Bancshares, Inc.(Æ)	10,652	380	DYAX Corp.(Æ)	5,306	6
Torchmark Corp.	207	11	Genomic Health, Inc.(Æ)	9,297	268
Total System Services, Inc.	1,055	42	Greatbatch, Inc.(Æ)	13,730	530
Towne Bank	2,965	57	Haemonetics Corp.(Æ)	22,450	710
TriState Capital Holdings, Inc.(Æ)	4,962	59	Health Net, Inc.(Æ)	1,064	70
UMB Financial Corp.	15,623	733	Henry Schein, Inc.(Æ)	1,751	265
Umpqua Holdings Corp.	79	1	Hologic, Inc.(Æ)	9,896	336
United Community Banks, Inc.	9,570	173	ICON PLC(Æ)	27,354	1,807
United Community Financial Corp.	19,423	119	ICU Medical, Inc.(Æ)	523	50
United Development Funding IV (Ñ)(ö)	34,187	344	IDEXX Laboratories, Inc.(Æ)	465	33
Universal Insurance Holdings, Inc.(Ñ)	12,020	225	Impax Laboratories, Inc.(Æ)	576	22
Urstadt Biddle Properties, Inc. Class A(ö)	5,742	117	Incyte Corp.(Æ)	1,492	105
Validus Holdings, Ltd.	1,315	58	Integra LifeSciences Holdings Corp.(Æ)	20,985	1,290
Vantiv, Inc. Class A(Æ)	407	19	Intra-Cellular Therapies, Inc.(Æ)(Ñ)	6,798	252
Ventas, Inc. (ö)	2,256	125	Invacare Corp.	64,275	990
Virtu Financial, Inc. Class A(Æ)	1,765	40	Ionis Pharmaceuticals, Inc.(Æ)	6,951	271
Voya Financial, Inc.	4,128	126	Kindred Healthcare, Inc.	60,791	587
Waddell & Reed Financial, Inc. Class A	4,533	124	Landauer, Inc.	814	25
Webster Financial Corp.	33,938	1,126	LifePoint Health, Inc.(Æ)	11,488	802
Western Alliance Bancorp(Æ)	1,941	63	Ligand Pharmaceuticals, Inc. Class B(Æ)	14,499	1,449
White Mountains Insurance Group, Ltd.	65	46	MEDNAX, Inc.(Æ)	15,920	1,106
Willis Towers Watson PLC	757	87	MiMedx Group, Inc.(Æ)	59,522	495
Wilshire Bancorp, Inc.	5,967	63	Neurocrine Biosciences, Inc.(Æ)	1,355	58
World Acceptance Corp.(Æ)(Ñ)	1,200	35	NewLink Genetics Corp.(Æ)(Ñ)	2,199	54
WP Carey, Inc. (ö)	1,301	76	Omnicell, Inc.(Æ)	8,346	234
WR Berkley Corp.	606	30	Orthofix International NV(Æ)	4,798	189

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 101

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
PAREXEL International Corp.(Æ)	2,226	142	RBC Bearings, Inc.(Æ)	1,937	115
PerkinElmer, Inc.	17,659	853	Reliance Steel & Aluminum Co.	856	49
Phibro Animal Health Corp. Class A	192	6	RPM International, Inc.	6,601	259
PRA Health Sciences, Inc.(Æ)	8,623	371	Schweitzer-Mauduit International, Inc.	5,361	225
Prestige Brands Holdings, Inc.(Æ)	175	8	Sealed Air Corp.	631	25
Quality Systems, Inc.	2,976	39	Sensient Technologies Corp.	13,638	814
Regeneron Pharmaceuticals, Inc.(Æ)	337	142	Sonoco Products Co.	3,919	155
ResMed, Inc.(Ñ)	4,741	269	Steel Dynamics, Inc.	8,642	158
Seattle Genetics, Inc.(Æ)	4,553	150	Unifi, Inc.(Æ)	40,661	970
Teleflex, Inc.	2,839	385	Universal Forest Products, Inc.	2,625	181
Tenet Healthcare Corp.(Æ)	4,944	134	Valspar Corp.	745	58
Triple-S Management Corp. Class B(Æ)	5,261	117	Vulcan Materials Co.	17,045	1,503
United Therapeutics Corp.(Æ)	2,258	278	Watsco, Inc.	6,571	764
Universal Health Services, Inc. Class B	546	62	WR Grace & Co.(Æ)	2,986	243
US Physical Therapy, Inc.	27,991	1,432			21,733
VCA, Inc.(Æ)	72,193	3,701
VWR Corp.(Æ)(Ñ)	33,368	816	Producer Durables - 13.1%
WellCare Health Plans, Inc.(Æ)	21,615	1,642	Accuride Corp.(Æ)	101,774	86
		35,394	ADT Corp. (The)(Ñ)	41,725	1,234
			Advisory Board Co. (The)(Æ)	45,236	2,070
Materials and Processing - 6.3%			AECOM(Æ)	788	22
AAON, Inc.	11,226	242	AGCO Corp.	1,618	79
Acuity Brands, Inc.	14,328	2,900	Air Transport Services Group, Inc.(Æ)	802	8
Airgas, Inc.	1,657	232	Aircastle, Ltd.	8,190	141
Albemarle Corp.	2,994	158	Alaska Air Group, Inc.	2,290	161
Ashland, Inc.	2,458	233	Allegiant Travel Co. Class A	1,795	288
Balchem Corp.(Æ)	28,230	1,585	Allegion PLC	373	23
Ball Corp.	17,024	1,138	Allison Transmission Holdings, Inc. Class A	35,393	842
Belden, Inc.	3,675	157	Altra Industrial Motion Corp.	30,653	688
Bemis Co., Inc.	1,021	49	Ametek, Inc.	3,761	177
Berry Plastics Group, Inc.(Æ)	35	1	AO Smith Corp.	378	26
Carpenter Technology Corp.	20,061	557	Applied Industrial Technologies, Inc.	4,000	154
Century Aluminum Co.(Æ)	74,583	352	Avery Dennison Corp.	671	41
Chemtura Corp.(Æ)	27,913	732	Babcock & Wilcox Co. (The) Class W	1,426	43
Comfort Systems USA, Inc.	2,425	69	Babcock & Wilcox Enterprises, Inc.(Æ)	10,168	210
Compass Minerals International, Inc.	13,053	977	Barnes Group, Inc.	26,613	865
Crown Holdings, Inc.(Æ)	6,033	277	Brady Corp. Class A	45,945	1,031
Domtar Corp.	5,874	189	Briggs & Stratton Corp.	62,961	1,238
Eagle Materials, Inc.	3,008	161	Brink's Co. (The)	1,241	36
Eastman Chemical Co.	2,170	133	Bristow Group, Inc.	19,936	464
Global Brass & Copper Holdings, Inc.	16,735	347	CAI International, Inc.(Æ)	31,903	199
Headwaters, Inc.(Æ)	5,449	87	Carlisle Cos., Inc.	3,258	273
Hexcel Corp.	13,228	547	Chart Industries, Inc.(Æ)	9,702	157
Innophos Holdings, Inc.	16,844	450	Chicago Bridge & Iron Co.	2,196	85
Innospec, Inc.	321	16	Cintas Corp.(Æ)	2,308	198
Interface, Inc. Class A	1,353	23	Clarcor, Inc.	14,954	701
International Flavors & Fragrances, Inc.	1,279	150	Commercial Vehicle Group, Inc.(Æ)	92,594	287
Intrepid Potash, Inc.(Æ)	79,590	173	Convergys Corp.	879	21
KMG Chemicals, Inc.	3,207	74	CoStar Group, Inc.(Æ)	9,463	1,660
LB Foster Co. Class A	16,023	185	Echo Global Logistics, Inc.(Æ)	41,850	921
Lennox International, Inc.	3,671	440	Electronics For Imaging, Inc.(Æ)	4,867	201
LSB Industries, Inc.(Æ)	13,536	76	Encore Wire Corp.(Æ)	4,001	149
LSI Industries, Inc.(Æ)	6,093	70	Ennis, Inc.	3,601	72
Martin Marietta Materials, Inc.	7,294	916	EnPro Industries, Inc.	14,830	659
Minerals Technologies, Inc.	20,463	839	ESCO Technologies, Inc.	42,342	1,458
NewMarket Corp.	182	69	Essendant, Inc.	14,192	424
Owens Corning	5,179	239	ExlService Holdings, Inc.(Æ)	4,894	214
Packaging Corp. of America	4,726	240	Exponent, Inc.	446	23
PGT, Inc.(Æ)	96,903	950	Forward Air Corp.	3,832	165
PolyOne Corp.	6,686	181	Franklin Electric Co., Inc.	22,039	601

See accompanying notes which are an integral part of this quarterly report.

102 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
FTI Consulting, Inc.(Æ)	23,262	788	WageWorks, Inc.(Æ)	47,515	2,126
G&K Services, Inc. Class A	5,726	369	Waste Connections, Inc.	909	55
GATX Corp.	16,277	667	Xylem, Inc.	234	8
Generac Holdings, Inc.(Æ)	24,429	694	Zebra Technologies Corp. Class A(Æ)	3,211	194
Genesee & Wyoming, Inc. Class A(Æ)	7,962	395			45,324
Genpact, Ltd.(Æ)	35,196	842
Graco, Inc.	1,457	106	Technology - 12.4%
Granite Construction, Inc.	4,810	186	ACI Worldwide, Inc.(Æ)	44,352	794
Greenbrier Cos., Inc.(Ñ)	3,448	89	Anixter International, Inc.(Æ)	12,466	616
Gulfmark Offshore, Inc. Class A(Æ)(Ñ)	61,232	232	Ansys, Inc.(Æ)	3,035	268
Hawaiian Holdings, Inc.(Æ)	7,530	265	Aspen Technology, Inc.(Æ)	2,955	96
Healthcare Services Group, Inc.	75,255	2,662	Atmel Corp.	16,416	132
HEICO Corp.	4,771	266	Avnet, Inc.	5,555	222
Herman Miller, Inc.	33,432	857	Bottomline Technologies de, Inc.(Æ)	69,218	1,995
HNI Corp.	4,654	158	CA, Inc.	70,112	2,014
Huntington Ingalls Industries, Inc.	31	4	CACI International, Inc. Class A(Æ)	14,043	1,167
Insperity, Inc.	588	26	Cadence Design Systems, Inc.(Æ)	3,334	65
ITT Corp.	2,675	87	CalAmp Corp.(Æ)	51,711	879
Jacobs Engineering Group, Inc.(Æ)	4,317	169	Callidus Software, Inc.(Æ)	57,626	889
JetBlue Airways Corp.(Æ)	13,954	297	Cavium, Inc.(Æ)	11,456	662
Kansas City Southern	1,553	110	Checkpoint Systems, Inc.	132,955	862
Kimball International, Inc. Class B	1,063	10	Ciena Corp.(Æ)	17,964	319
Knight Transportation, Inc.	9,433	231	comScore, Inc.(Æ)	37,921	1,461
Knoll, Inc.	55,812	1,024	Cree, Inc.(Æ)	392	11
Korn/Ferry International	731	23	Criteo SA - ADR(Æ)	16,634	492
Lexmark International, Inc. Class A	4,190	118	Cypress Semiconductor Corp.(Æ)(Ñ)	21,153	166
Littelfuse, Inc.	2,549	260	Diodes, Inc.(Æ)	25,855	495
Manitowoc Co., Inc. (The)(Æ)(Ñ)	7,453	117	DST Systems, Inc.	232	24
ManpowerGroup, Inc.	3,614	276	Entegris, Inc.(Æ)	67,275	784
Matson, Inc.	1,614	65	Envestnet, Inc.(Æ)	40,958	960
MAXIMUS, Inc.	37,997	2,028	EPAM Systems, Inc.(Æ)	28,837	2,160
Mettler-Toledo International, Inc.(Æ)	812	254	FormFactor, Inc.(Æ)	101,572	844
Middleby Corp.(Æ)	9,019	815	Fortinet, Inc.(Æ)	28,324	797
Navigant Consulting, Inc.(Æ)	8,155	129	Gartner, Inc.(Æ)	1,065	94
NV5 Global, Inc.(Æ)(Ñ)	7,842	149	Guidewire Software, Inc.(Æ)	6,725	370
Orbital ATK, Inc.	4,746	428	Infinera Corp.(Æ)	31,864	488
Pentair PLC(Ñ)	2,864	135	Integrated Device Technology, Inc.(Æ)	9,405	240
Pitney Bowes, Inc.	7,284	143	IPG Photonics Corp.(Æ)	1,991	161
Proto Labs, Inc.(Æ)(Ñ)	29,240	1,608	IXYS Corp.	5,974	71
Republic Airways Holdings, Inc.(Æ)	117,107	249	Jabil Circuit, Inc.	9,924	198
Robert Half International, Inc.	4,436	194	Leidos Holdings, Inc.	1,377	64
Rollins, Inc.	817	23	Luxoft Holding, Inc. Class A(Æ)	916	69
Rush Enterprises, Inc. Class A(Æ)	31,400	600	MA-COM Technology Solutions Holdings,
SkyWest, Inc.	11,910	179	Inc.(Æ)(Ñ)	51,351	1,977
Snap-on, Inc.	608	98	Manhattan Associates, Inc.(Æ)	11,817	681
Spirit AeroSystems Holdings, Inc. Class A(Æ)	3,750	159	ManTech International Corp. Class A	39,513	1,139
Stericycle, Inc.(Æ)	6,674	803	Match Group, Inc.(Æ)(Ñ)	25,081	315
Sykes Enterprises, Inc.(Æ)	804	24	Mentor Graphics Corp.	9,771	170
TASER International, Inc.(Æ)(Ñ)	12,309	189	Methode Electronics, Inc.	596	16
Terex Corp.	4,352	97	Monolithic Power Systems, Inc.	6,476	405
Tetra Tech, Inc.	4,369	116	Newport Corp.(Æ)	8,837	135
Thermon Group Holdings, Inc.(Æ)	43,353	729	ON Semiconductor Corp.(Æ)	9,500	81
Toro Co. (The)	3,832	286	Palo Alto Networks, Inc.(Æ)	268	40
TriMas Corp.(Æ)	42,160	729	Plexus Corp.(Æ)	54,396	1,901
TrueBlue, Inc.(Æ)	51,964	1,187	Progress Software Corp.(Æ)	86,517	2,240
Tutor Perini Corp.(Æ)	3,118	41	PTC, Inc.(Æ)	66,803	1,978
United Rentals, Inc.(Æ)	11,427	547	Qlik Technologies, Inc.(Æ)	5,493	138
Vectrus, Inc.(Æ)	8,126	161	QLogic Corp.(Æ)	14,466	185
Virgin America, Inc.(Æ)(Ñ)	1,196	37	Qorvo, Inc.(Æ)	4,523	179
Wabtec Corp.	15,892	1,016	Rambus, Inc.(Æ)	56,927	697

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 103

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Rogers Corp.(Æ)	2,812	133		Westar Energy, Inc. Class A	2,336		102
Sanmina Corp.(Æ)	3,534	66					15,447
Skyworks Solutions, Inc.	2,478	171
SolarWinds, Inc.(Æ)	23,581	1,414		Total Common Stocks
Synaptics, Inc.(Æ)	11,530	845		(cost $258,519)			316,732
Synchronoss Technologies, Inc.(Æ)	6,060	186
Synopsys, Inc.(Æ)	2,809	120	Short	-Term Investments - 7.4%
Syntel, Inc.(Æ)	18,509	876		Russell U.S. Cash Management Fund	25,931,779	(8)	25,932
Take-Two Interactive Software, Inc.(Æ)	28,421	986		Total Short-Term Investments
Tech Data Corp.(Æ)	1,915	119		(cost $25,932)			25,932
Teradyne, Inc.	12,540	244
Tyler Technologies, Inc.(Æ)	8,675	1,362		Other Securities - 5.9%
Ultimate Software Group, Inc.(Æ)	5,441	956		Russell U.S. Cash Collateral Fund(×)	20,375,875	(8)	20,376
VeriFone Systems, Inc.(Æ)	46,386	1,085		Total Other Securities
Virtusa Corp.(Æ)	29,305	1,311		(cost $20,376)			20,376
		43,080
				Total Investments 104.5%
Utilities - 4.4%				(identified cost $304,827)			363,040
8x8, Inc.(Æ)	85,658	1,076
AGL Resources, Inc.(Æ)	2,119	135		Other Assets and Liabilities, Net
ALLETE, Inc.	3,252	172	-	(4.5%)			(15,697)
Alliant Energy Corp.	1,054	69		Net Assets - 100.0%			347,343
American Water Works Co., Inc.	1,933	125
Aqua America, Inc.	3,129	99
Atlantic Tele-Network, Inc.	746	57
Atmos Energy Corp.	1,051	73
Avista Corp.	1,100	41
CenterPoint Energy, Inc.	7,174	128
Cleco Corp.	27,566	1,465
CMS Energy Corp.	67,697	2,632
Connecticut Water Service, Inc.	4,800	206
Consolidated Water Co., Ltd.	7,960	92
El Paso Electric Co.	32,817	1,343
Eversource Energy	3,872	208
Fairmount Santrol Holdings, Inc.(Æ)(Ñ)	42,623	104
Great Plains Energy, Inc.	2,726	76
Idacorp, Inc.	3,075	214
IDT Corp. Class B	388	5
Inteliquent, Inc.	379	6
Iridium Communications, Inc.(Æ)(Ñ)	20,415	142
Level 3 Communications, Inc.(Æ)	5,357	261
MGE Energy, Inc.	5,069	246
National Fuel Gas Co.	24,191	1,097
New Jersey Resources Corp.	6,600	232
Northwest Natural Gas Co.	2,731	142
NorthWestern Corp.	28,250	1,577
ONE Gas, Inc.	7,521	425
Piedmont Natural Gas Co., Inc.	1,392	82
Pinnacle West Capital Corp.	1,957	130
PNM Resources, Inc.	5,304	167
Portland General Electric Co.	1,384	54
SCANA Corp.	1,474	93
Southwest Gas Corp.	4,108	242
Spark Energy, Inc. Class A	6,713	182
Spok Holdings, Inc.	4,541	82
TECO Energy, Inc.	6,490	176
UGI Corp.	72	2
US Cellular Corp.(Æ)	7,930	298
Vectren Corp.	33,190	1,389

See accompanying notes which are an integral part of this quarterly report.

104 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal		Cost per		Cost	Fair Value
% of Net Assets		Acquisition	Amount ($)			Unit	(000)	(000)
Securities		Date	or shares			$	$	$
0.1%
Diamond Hill Investment Group, Inc.		01/13/16	1,218			158.93	194	206
								206
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of			Notional	Expiration	(Depreciation)
		Contracts			Amount	Date		$
Long Positions
S&P Mid 400 E-Mini Index Futures			214	USD	28,137	03/16		(1,352)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(1,352)

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1	Level 2			Level 3		Total
Common Stocks
Consumer Discretionary	$50,830		$—			$—		$50,830
Consumer Staples	11,972		—			5		11,977
Energy	8,825		—			—		8,825
Financial Services	84,122		—			—		84,122
Health Care	35,388		—			6		35,394
Materials and Processing	21,733		—			—		21,733
Producer Durables	45,324		—			—		45,324
Technology	43,080		—			—		43,080
Utilities	15,447		—			—		15,447
Short-Term Investments	—		25,932			—		25,932
Other Securities	—		20,376			—		20,376
Total Investments	316,721		46,308			11		363,040

Other Financial Instruments
Futures Contracts	(1,352)		—			—		(1,352)
Total Other Financial Instruments*	$(1,352)		$—			$—		$(1,352)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 105

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 86.4%			Telefonica Brasil SA - ADR	87,374	762
Argentina - 0.2%			Tim Participacoes SA - ADR	51,513	407
Arcos Dorados Holdings, Inc. Class					5,587
A(Æ)	2,858	8
Banco Macro SA - ADR(Æ)	7,573	485	Canada - 3.5%
Grupo Financiero Galicia SA - ADR	14,564	397	Agrium, Inc.	3,539	309
YPF SA - ADR	10,387	175	Alimentation Couche-Tard, Inc. Class B	11,294	492
		1,065	Bank of Montreal	6,008	323
			Bank of Nova Scotia (The)	11,801	483
Australia - 1.9%			BCE, Inc.	8,854	357
AGL Energy, Ltd.	14,311	190	Brookfield Asset Management, Inc.
ASX, Ltd. - ADR	4,813	146	Class A	11,167	337
Australia & New Zealand Banking			Brookfield Real Estate Services, Inc.	39,333	414
Group, Ltd. - ADR	117,115	2,028	Canadian Imperial Bank of Commerce	1,783	116
Bendigo & Adelaide Bank, Ltd.	18,965	147	Canadian National Railway Co.	22,293	1,193
Commonwealth Bank of Australia - ADR	29,481	1,659	Canadian Natural Resources, Ltd.	51,247	1,097
CSL, Ltd.	6,543	487	Canadian Tire Corp., Ltd. Class A	4,295	350
Fortescue Metals Group, Ltd.	194,234	241	CCL Industries, Inc. Class B	2,253	318
Goodman Group (ö)	71,710	312	Cenovus Energy, Inc.	46,011	567
GPT Group (The) (ö)	138,365	482	CGI Group, Inc. Class A(Æ)	3,049	131
Lend Lease Group	34,371	319	Dollarama, Inc.	2,149	115
Macquarie Group, Ltd.	4,196	217	Encana Corp.	4,306	19
Medibank Pvt, Ltd.	265,610	475	Fairfax Financial Holdings, Ltd.(Æ)	416	214
Mirvac Group (ö)	103,514	140	First Quantum Minerals, Ltd.	117,898	255
National Australia Bank, Ltd. - ADR	18,917	375	Gildan Activewear, Inc. Class A	18,446	466
Scentre Group (ö)	159,140	494	Great-West Lifeco, Inc.	9,476	235
Stockland (ö)	29,894	88	Imperial Oil, Ltd.	6,919	212
Telstra Corp., Ltd.	41,652	167	Intact Financial Corp.	1,675	100
Wesfarmers, Ltd.	12,552	378	Loblaw Cos., Ltd.	2,231	105
Westpac Banking Corp.	10,344	228	Manulife Financial Corp.	53,189	739
		8,573	Metro, Inc. Class A	4,660	138
			National Bank of Canada	6,346	181
Austria - 0.0%			Open Text Corp.	7,037	344
UNIQA Insurance Group AG	35,374	223	Potash Corp. of Saskatchewan, Inc.	57,793	942

Belgium - 0.7%			Power Corp. of Canada	14,114	299
Ageas	10,179	413	Power Financial Corp.	14,019	324
Anheuser-Busch InBev SA	14,640	1,843	Rogers Communications, Inc. Class B	57,769	1,979
Colruyt SA(Æ)	511	27	Royal Bank of Canada - GDR	13,313	689
Groupe Bruxelles Lambert SA	4,485	340	SNC-Lavalin Group, Inc.	11,644	333
KBC Groep NV	10,981	630	Sun Life Financial, Inc.	6,012	172
Proximus	105	4	Suncor Energy, Inc.	29,766	705
		3,257	Toronto Dominion Bank	11,185	424
			Whitecap Resources, Inc.	32,988	180
Bermuda - 0.0%					15,657
Hiscox, Ltd.	3,638	52
			Cayman Islands - 0.1%
Brazil - 1.2%			New World China Land, Ltd.(Æ)	210,000	203
Ambev SA - ADR	44,263	207	Sunac China Holdings, Ltd.	163,000	102
B2W Cia Digital(Æ)	38,178	127			305
BB Seguridade Participacoes SA	149,507	864
BM&FBovespa SA	134,548	345	Chile - 0.1%
Braskem SA - ADR	18,027	216	Banco de Credito e Inversiones	1	—
Cia de Saneamento Basico do Estado de			Empresas CMPC SA	42,718	97
Sao Paulo - ADR(Æ)	43,371	230	Sociedad Quimica y Minera de Chile
Even Construtora e Incorporadora SA	14,346	15	SA - ADR	20,135	327
Hypermarcas SA(Æ)	55,824	312			424

Itau Unibanco Holding SA - ADR	70,142	441	China - 3.9%
JBS SA	91,897	248	Alibaba Group Holding, Ltd. - ADR(Æ)	10,702	717
Kroton Educacional SA	109,973	234	Bank of China, Ltd. Class H	2,043,225	809
Petroleo Brasileiro SA - ADR(Æ)	379,742	1,179

See accompanying notes which are an integral part of this quarterly report.

106 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bank of Communications Co., Ltd. Class			Yangzijiang Shipbuilding Holdings, Ltd.	405,000	267
H	469,000	287	Zhejiang Expressway Co., Ltd. Class H	18,000	16
Belle International Holdings, Ltd. Class					17,765
H	252,000	170
BYD Electronic International Co., Ltd.			Curacao - 0.0%
(Æ)	830,500	352	HAL Trust	320	57
China CITIC Bank Corp., Ltd. Class
H(Æ)	1,043,000	604	Czech Republic - 0.1%
China Communications Services Corp.,			CEZ AS	28,353	471
Ltd. Class H(Æ)	784,000	309
China Construction Bank Corp. Class H	868,000	535	Denmark - 1.6%
China Everbright Bank Co., Ltd. Class H	666,000	314	AP Moeller - Maersk A/S Class B	330	424
China Machinery Engineering Corp.			Carlsberg A/S Class B	3,542	298
Class H	523,000	362	Chr Hansen Holding A/S	1,138	70
China Mengniu Dairy Co., Ltd.	64,000	90	Coloplast A/S Class B	4,297	354
China Merchants Bank Co., Ltd. Class H	145,000	282	Danske Bank A/S	34,557	929
China Minsheng Banking Corp., Ltd.			DSV A/S	5,558	216
Class H	745,000	665	Genmab A/S(Æ)	2,811	352
China Petroleum & Chemical Corp.			GN Store Nord A/S	7,692	144
Class H	510,000	287	Matas A/S	27,341	518
China Railway Group, Ltd. Class H	337,000	245	Novo Nordisk A/S Class B	50,916	2,843
China Telecom Corp., Ltd. Class H	107,654	51	Novozymes A/S Class B	1,611	67
China Vanke Co., Ltd. Class H	429,264	967	Pandora A/S	787	105
Chongqing Changan Automobile Co.,			Vestas Wind Systems A/S	6,302	411
Ltd. Class B	31,200	61	William Demant Holding A/S(Æ)	5,079	450
Chongqing Rural Commercial Bank Co.,					7,181

Ltd. Class H	970,000	497	Egypt - 0.0%
CIFI Holdings Group Co., Ltd.	754,000	143	Commercial International Bank Egypt
CITIC Securities Co., Ltd. Class H	388,500	741	SAE - GDR(Æ)	1	—
CNOOC, Ltd.	154,000	156
Ctrip.com International, Ltd. - ADR(Æ)	11,646	497	Finland - 0.5%
Geely Automobile Holdings, Ltd.	735,000	315	Elisa OYJ Class A	9,328	337
Great Wall Motor Co., Ltd. Class H	390,000	295	Fortum OYJ	24,435	384
Hengan International Group Co., Ltd.	119,592	1,071	Kone OYJ Class B	2,441	107
Hua Hong Semiconductor, Ltd.(Æ)(Þ)	143,000	110	Neste OYJ	1,217	38
Huadian Power International Corp., Ltd.			Nokia OYJ	29,549	212
Class H	486,251	289	Nokian Renkaat OYJ	8,911	303
Industrial & Commercial Bank of China,			Orion OYJ Class B	786	26
Ltd. Class H	555,000	291	Sampo OYJ Class A	10,857	524
JD.com, Inc. - ADR(Æ)	12,713	331	UPM-Kymmene OYJ	24,904	405
KWG Property Holding, Ltd.	583,500	364			2,336
Lenovo Group, Ltd.	300,000	269
New China Life Insurance Co., Ltd.			France - 7.2%
Class H	21,435	72	Air Liquide SA Class A	23,297	2,410
PetroChina Co., Ltd. - ADR	2,833	173	Airbus Group SE	4,429	279
PICC Property & Casualty Co., Ltd.			Alstom SA(Æ)	10,116	271
Class H(Æ)	126,000	217	AXA SA	26,791	663
Ping An Insurance Group Co. of China,			BioMerieux	2,113	267
Ltd. Class H	98,500	450	BNP Paribas SA	6,485	308
Qunar Cayman Islands, Ltd. - ADR(Æ)	4,163	184	Bouygues SA - ADR	49,286	1,929
Shanghai Pharmaceuticals Holding Co.,			Capital Gemini SA	1,937	177
Ltd. Class H	200,100	387	Carrefour SA	13,482	384
SINA Corp.(Æ)	9,184	422	Cie de Saint-Gobain	10,716	445
Sohu.com, Inc.(Æ)	7,558	381	Credit Agricole SA	95,616	956
Tencent Holdings, Ltd.	62,665	1,184	Danone SA	35,601	2,454
Tingyi Cayman Islands Holding Corp.	296,000	339	Dassault Systemes SA	2,108	163
Tsingtao Brewery Co., Ltd. Class H	44,000	157	Engie SA	136,570	2,195
Uni-President China Holdings, Ltd.	260,715	169	Essilor International SA	12,623	1,569
Want Want China Holdings, Ltd.	1,046,653	690	Faurecia	32,707	1,200
West China Cement, Ltd.	874,000	181	Lectra	28,543	365

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 107

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Legrand SA - ADR	5,825	321	Wirecard AG	7,324	369
L'Oreal SA	12,343	2,131			19,131
Mercialys SA (ö)	7,185	147
Natixis SA	60,393	297	Greece - 0.1%
Orange SA - ADR	12,888	231	Eurobank Ergasias SA(Æ)	297,568	243
Pernod Ricard SA	2,972	349	National Bank of Greece SA(Æ)	257,065	70
Publicis Groupe SA - ADR	28,173	1,705			313
Renault SA	3,754	318
Safran SA	8,590	561	Hong Kong - 2.7%
Sanofi - ADR	28,423	2,386	AIA Group, Ltd.	47,000	263
Schneider Electric SE	39,178	2,104	Bank of East Asia, Ltd. (The)	89,600	264
SCOR SE - ADR	624	22	Brilliance China Automotive Holdings,
Societe BIC SA	2,028	331	Ltd.(Æ)	150,000	144
Societe Generale SA	8,236	315	Champion REIT (Æ)(ö)	194,000	91
Technip SA	6,750	317	Cheung Kong Infrastructure Holdings,
Teleperformance - GDR	2,067	172	Ltd.	41,000	386
Total SA	52,345	2,329	Cheung Kong Property Holdings, Ltd.	62,823	341
Unibail-Rodamco SE (ö)	2,075	522	China Mobile, Ltd. - ADR	61,422	3,348
Valeo SA	1,365	177	China Overseas Land & Investment, Ltd.	102,000	292
Vallourec SA	49,865	219	China Power International Development,
Vicat SA	7,822	423	Ltd.(Æ)	25,000	11
Vinci SA	8,654	587	China Resources Land, Ltd.	80,000	198
Wendel SA	700	70	CK Hutchison Holdings, Ltd.	98,029	1,219
Worldline SA(Æ)(Þ)	17,726	419	CLP Holdings, Ltd.	35,000	294
		32,488	Far East Horizon, Ltd.(Æ)	370,000	283
			Goldin Financial Holdings, Ltd.(Æ)	26,453	28
Germany - 4.3%			Hang Seng Bank, Ltd.	12,300	205
adidas AG	2,086	215	Henderson Land Development Co., Ltd.	41,000	223
Allianz SE	3,950	638	Hong Kong Exchanges and Clearing,
Aurubis AG	4,623	188	Ltd.	12,300	273
BASF SE	14,408	955	Hongkong Land Holdings, Ltd.	16,900	106
Bayer AG	5,667	636	Hopewell Holdings, Ltd.	95,000	288
Bayerische Motoren Werke AG	4,088	339	Jardine Matheson Holdings, Ltd.	4,000	210
Commerzbank AG(Æ)	29,756	241	Ju Teng International Holdings, Ltd.	98,000	39
Continental AG	5,802	1,212	Link REIT (ö)	68,000	389
Daimler AG	11,645	811	Luk Fook Holdings International, Ltd.	226	—
Deutsche Boerse AG	31,406	2,670	MTR Corp., Ltd.	98,500	448
Deutsche Post AG	7,751	187	New World Development Co., Ltd.	329,000	266
Deutsche Telekom AG	14,611	254	Nine Dragons Paper Holdings, Ltd.	325,000	205
Deutsche Wohnen AG	4,110	108	Power Assets Holdings, Ltd.	9,500	87
Fresenius SE & Co. KGaA	694	46	Shengjing Bank Co., Ltd. Class H(Æ)(Þ)	275,500	321
GEA Group AG	8,657	364	Shenzhen International Holdings, Ltd.
Hamburger Hafen und Logistik AG	22,999	320	(Æ)	223,500	352
Hannover Rueck SE	1,235	130	Sino Biopharmaceutical, Ltd.	204,000	141
HeidelbergCement AG	17,104	1,255	Skyworth Digital Holdings, Ltd.	602,000	315
Infineon Technologies AG - ADR	7,948	106	Sun Hung Kai Properties, Ltd.	17,000	185
K&S AG	12,517	263	WH Group, Ltd.(Æ)(Þ)	257,782	147
LEG Immobilien AG(Æ)	389	31	Wharf Holdings, Ltd. (The)	26,000	121
Muenchener Rueckversicherungs-			Wheelock & Co., Ltd.	79,000	302
Gesellschaft AG in Muenchen	2,075	397	Yue Yuen Industrial Holdings, Ltd.	68,395	235
Rational AG	2,233	1,003			12,020
RWE AG	24,950	348
SAP SE - ADR	40,692	3,228	Hungary - 0.3%
Siemens AG(Æ)	16,358	1,566	OTP Bank PLC	56,971	1,211

Software AG	10,633	358	India - 1.9%
Symrise AG	2,008	130	Axis Bank, Ltd. - GDR	32,559	988
Talanx AG	9,909	284	Dr Reddy's Laboratories, Ltd. - ADR	16,334	734
United Internet AG	783	41	GAIL India, Ltd. - GDR(Æ)	7,528	241
Vonovia SE	14,404	438	HDFC Bank, Ltd. - ADR	34,599	2,087
			ICICI Bank, Ltd. - ADR	48,997	326

See accompanying notes which are an integral part of this quarterly report.

108 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Infosys, Ltd. - ADR	15,790	283	Bank of Yokohama, Ltd. (The)	11,000	59
Mahindra & Mahindra, Ltd. - GDR	17,997	321	Bridgestone Corp.	6,200	225
Reliance Industries, Ltd. - GDR(Þ)	48,078	1,457	Canon, Inc.	38,406	1,073
State Bank of India - GDR	23,694	636	Central Japan Railway Co.	500	93
Tata Motors, Ltd. - ADR(Æ)	43,227	1,080	Chiba Bank, Ltd. (The)	18,000	111
Wipro, Ltd. - ADR	20,137	236	Cosel Co., Ltd.	48,777	403
		8,389	Daihatsu Motor Co., Ltd.	116,184	1,812
			Dai-ichi Life Insurance Co., Ltd. (The)	63,685	879
Indonesia - 0.1%			Daiichi Sankyo Co., Ltd.	7,300	152
Indocement Tunggal Prakarsa Tbk			Daiwa House Industry Co., Ltd.	7,900	223
PT(Æ)	56,800	82	Denso Corp.	4,000	174
Pakuwon Jati Tbk PT(Æ)	5,762,100	190	Dentsu, Inc.	3,268	173
		272	FamilyMart Co., Ltd.	800	37
			FANUC Corp.	9,523	1,271
Ireland - 0.8%			Fast Retailing Co., Ltd.	1,000	323
CRH PLC	2,539	68	Fuji Heavy Industries, Ltd.	10,040	410
Experian PLC	20,366	348	FUJIFILM Holdings Corp.	9,721	375
ICON PLC(Æ)	3,032	200	Fujitsu, Ltd.	485,146	2,025
Paddy Power PLC	2,611	390	Fukuoka Financial Group, Inc.	22,000	93
Shire PLC - ADR	3,311	186	Gunma Bank, Ltd. (The)	44,000	244
Smurfit Kappa Group PLC	489	11	Hitachi, Ltd.	32,000	158
Willis Towers Watson PLC	11,062	1,265	Honda Motor Co., Ltd.	144,065	3,906
XL Group PLC Class A	25,098	910	Hoshizaki Electric Co., Ltd.(Æ)	1,400	98
		3,378	Hoya Corp.	3,800	147

Isle of Man - 0.0%			Icom, Inc.	12,700	225
Playtech PLC	2,994	33	Iida Group Holdings Co., Ltd.	78,200	1,391
			Inpex Corp.	36,200	320
Israel - 0.5%			ITOCHU Corp.	157,018	1,857
Check Point Software Technologies, Ltd.			Japan Tobacco, Inc.	6,000	234
(Æ)	2,262	178	JFE Holdings, Inc.	20,800	281
NICE-Systems, Ltd.	6,348	382	JSR Corp.	4,900	71
Taro Pharmaceutical Industries, Ltd.(Æ)	2,782	406	Kajima Corp.	25,000	142
Teva Pharmaceutical Industries, Ltd.	14,541	893	Kamigumi Co., Ltd.	32,000	289
Teva Pharmaceutical Industries, Ltd.			Kao Corp.	3,700	199
- ADR	6,117	376	KDDI Corp.	45,100	1,140
		2,235	Keyence Corp.	6,622	3,117
			Kikkoman Corp.	2,000	67
Italy - 1.5%			Kitagawa Industries Co., Ltd.	14,200	144
Assicurazioni Generali SpA	15,717	236	Kobe Steel, Ltd.	91,000	88
Banca Popolare di Milano Scarl	331,773	271	Komatsu, Ltd.	17,300	257
Buzzi Unicem SpA	25,827	394	Kuraray Co., Ltd.	8,700	105
Davide Campari-Milano SpA	11,235	99	Kuroda Electric Co., Ltd.	12,209	197
Enel SpA	484,276	1,982	Kyocera Corp.	2,400	96
ENI SpA - ADR	109,269	1,590	M3, Inc.	1,100	25
Finmeccanica SpA(Æ)	9,944	118	Medipal Holdings Corp.	2,600	42
Mediobanca SpA(Æ)	35,816	287	MEIJI Holdings Co., Ltd.	400	34
Snam Rete Gas SpA	61,480	344	Mitsubishi Chemical Holdings Corp.	43,600	243
Telecom Italia SpA(Æ)	1,239,770	1,377	Mitsubishi Corp.	18,400	295
		6,698	Mitsubishi Electric Corp.	13,000	120
			Mitsubishi Heavy Industries, Ltd.	68,649	271
Japan - 11.8%			Mitsubishi Materials Corp.	18,000	55
Aisin Seiki Co., Ltd.	4,100	174	Mitsubishi Motors Corp.	14,600	118
Ajinomoto Co., Inc.	3,000	71	Mitsubishi UFJ Financial Group, Inc.	299,116	1,541
Alfresa Holdings Corp.	2,400	45	Mitsui & Co., Ltd.	19,100	217
Aozora Bank, Ltd.	33,000	111	Mizuho Financial Group, Inc.	200,200	346
As One Corp.	16,374	572	MS&AD Insurance Group Holdings, Inc.	31,439	853
Asahi Group Holdings, Ltd.	700	22	Murata Manufacturing Co., Ltd.	2,605	301
Asahi Kasei Corp.	37,000	239	Nakanishi, Inc.	7,659	298
Asics Corp.(Æ)	18,417	342	NEC Corp.	46,000	121
Astellas Pharma, Inc.	27,399	380	NH Foods, Ltd.	2,000	39

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 109

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
NHK Spring Co., Ltd.	35,685	351	Yamaha Corp.	3,400	81
Nikon Corp.	8,800	130			52,967
Nintendo Co., Ltd.	6,775	954
Nippon Fine Chemical Co., Ltd.	40,400	265	Jersey - 0.0%
Nippon Steel & Sumitomo Metal Corp.	6,900	123	Henderson Group PLC	43,970	174
Nippon Telegraph & Telephone Corp.	15,400	655
Nissan Motor Co., Ltd.	20,400	202	Kazakhstan - 0.0%
Nitori Holdings Co., Ltd.	11,900	964	KazMunaiGas Exploration Production
Nitto Denko Corp.	4,000	230	JSC - GDR	3,752	25

Nitto FC Co., Ltd.	34,852	245	Luxembourg - 0.1%
NOK Corp.	4,800	99	Regus PLC	4,916	21
Nomura Holdings, Inc.	46,600	255	Ternium SA - ADR	22,647	269
NTT DOCOMO, Inc.	47,399	1,057			290
Obayashi Corp.	14,000	126
Obic Co., Ltd.	300	16	Malaysia - 0.0%
Oji Holdings Corp.	10,000	41	UEM Sunrise BHD	167,400	40
Ono Pharmaceutical Co., Ltd.	1,400	226
Oriental Land Co., Ltd.	3,178	203	Mexico - 1.6%
ORIX Corp.	13,500	192	America Movil SAB de CV	1,899,396	1,339
Osaka Gas Co., Ltd.	37,000	140	America Movil SAB de CV Class L
Otsuka Holdings Co., Ltd.	7,400	249	- ADR	11,677	165
Panasonic Corp.	9,600	90	Cemex SAB de CV - ADR(Æ)	275,334	1,247
Pola Orbis Holdings, Inc.	9,570	657	Coca-Cola Femsa SAB de CV(Æ)	42,352	298
Recruit Holdings Co., Ltd.	12,272	389	El Puerto de Liverpool SAB de CV	15,111	180
Resona Holdings, Inc.	21,400	98	Fomento Economico Mexicano SAB de
Rohm Co., Ltd.	5,800	264	CV - ADR	3,007	285
Ryohin Keikaku Co., Ltd.	500	106	Gruma SAB de CV Class B	8,864	134
SBI Holdings, Inc.	24,100	241	Grupo Carso SAB de CV	20,894	84
Secom Co., Ltd.	14,863	1,037	Grupo Financiero Banorte SAB de CV
Secom Joshinetsu Co., Ltd.	4,800	144	Class O	186,986	976
Sekisui Chemical Co., Ltd.	28,000	343	Grupo Lala SAB de CV Class B(Æ)	42,851	101
Sekisui House, Ltd.	19,500	306	Grupo Televisa SAB - ADR	54,967	1,457
Seven & i Holdings Co., Ltd.	7,159	318	Promotora y Operadora de
Shimadzu Corp.	3,000	47	Infraestructura SAB de CV(Æ)	34,137	390
Shimano, Inc.	11,487	1,839	Telesites SAB de CV(Æ)	94,970	58
Shin-Etsu Chemical Co., Ltd.	5,600	286	Wal-Mart de Mexico SAB de CV(Æ)	107,878	271
Shingakukai Co., Ltd.	32,400	169			6,985
Shionogi & Co., Ltd.	4,500	196
Shizuoka Bank, Ltd. (The)	12,000	104	Netherlands - 2.6%
SMC Corp.	1,200	271	Aalberts Industries NV	2,677	85
Sojitz Corp.	128,600	277	Aegon NV	39,337	223
Sompo Japan Nipponkoa Holdings, Inc.	41,901	1,242	AerCap Holdings NV(Æ)	3,764	116
Sumitomo Chemical Co., Ltd.	46,000	233	ASM International NV	17,669	707
Sumitomo Electric Industries, Ltd.	11,000	145	ASML Holding NV	2,789	256
Sumitomo Mitsui Financial Group, Inc.	55,802	1,875	Boskalis Westminster	7,526	297
Sumitomo Mitsui Trust Holdings, Inc.	89,000	284	GrandVision NV(Þ)	16,079	448
Suzuken Co., Ltd.	2,300	80	Heineken Holding NV	264	20
Sysmex Corp.	6,030	388	Heineken NV	5,301	461
T&D Holdings, Inc.	9,600	110	ING Groep NV	91,700	1,059
Terumo Corp.	1,300	41	Koninklijke KPN NV	682,878	2,647
Tokyo Electric Power Co., Inc.(Æ)	65,065	326	NN Group NV	46,671	1,582
Tokyo Gas Co., Ltd.	25,000	115	NXP Semiconductors NV(Æ)	3,414	255
Toyota Industries Corp.	5,600	280	Randstad Holding NV	239	13
Toyota Motor Corp.	17,400	1,051	Royal Dutch Shell PLC Class A	148,260	3,253
Toyota Tsusho Corp.	5,300	122	X5 Retail Group NV - GDR(Æ)	24,965	462
Unicharm Corp.	43,888	862			11,884
West Japan Railway Co.	1,400	91
Yamada Denki Co., Ltd.	25,400	123	New Zealand - 0.0%
Yamaguchi Financial Group, Inc.	5,000	54	Fonterra Co.-operative Group, Ltd.	35,614	137

See accompanying notes which are an integral part of this quarterly report.

110 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Norway - 0.5%			Hyundai Engineering & Construction
Orkla ASA	99,081	803	Co., Ltd.(Æ)	3,833	119
Telenor ASA	50,486	821	Hyundai Mobis Co., Ltd.(Æ)	2,129	462
TGS Nopec Geophysical Co. ASA - ADR	17,074	250	Hyundai Motor Co.	15,262	1,711
Yara International ASA	6,605	251	Hyundai Wia Corp.(Æ)	4,502	400
		2,125	KB Financial Group, Inc.(Æ)	43,989	1,130
			KB Financial Group, Inc. - ADR(Æ)	7,633	192
Peru - 0.0%			KCC Corp.	1,578	581
Credicorp, Ltd.	674	68	Kia Motors Corp.(Æ)	9,441	361
			Korea Electric Power Corp.(Æ)	7,410	326
Philippines - 0.3%			KT&G Corp.(Æ)	13,605	1,176
BDO Unibank, Inc.	150,820	324	LG Chem, Ltd.(Æ)	5,685	1,415
Jollibee Foods Corp.(Æ)	47,090	203	LG Display Co., Ltd.(Æ)	5,979	109
Universal Robina Corp.	190,090	775	LG Uplus Corp.(Æ)	31,373	254
		1,302	Lotte Chemical Corp.(Æ)	2,738	634
Russia - 1.0%			Lotte Chilsung Beverage Co., Ltd.(Æ)	180	329
Gazprom PAO - ADR	306,036	1,099	Lotte Confectionery Co., Ltd.(Æ)	112	227
Lukoil PJSC - ADR	20,302	689	Lotte Shopping Co., Ltd.(Æ)	2,031	405
Mobile TeleSystems PJSC - ADR	4,481	31	NAVER Corp.(Æ)	1,432	756
Novolipetsk Steel AO	20,640	18	POSCO	4,372	651
Novolipetsk Steel OJSC - GDR	49,960	432	Samsung Electro-Mechanics Co., Ltd.(Æ)	1,077	50
Rosneft OAO - GDR	24,806	88	Samsung Electronics Co., Ltd.	4,662	4,500
RusHydro PJSC(Æ)	39,008,130	337	Samsung Fire & Marine Insurance Co.,
Sberbank of Russia - ADR	161,865	898	Ltd.(Æ)	776	194
Severstal PAO - GDR(Æ)	24,814	200	Samsung Life Insurance Co., Ltd.(Æ)	6,289	579
Tatneft PAO - ADR(Æ)	8,887	237	Shinhan Financial Group Co., Ltd.(Æ)	24,644	791
Yandex NV Class A(Æ)	31,813	427	Shinsegae Co., Ltd.(Æ)	1,157	206
		4,456	SK Hynix, Inc.(Æ)	7,111	164
			SK Telecom Co., Ltd. - ADR	25,598	505
Singapore - 0.4%					20,784
CapitaLand Commercial Trust, Ltd. (Æ)
(ö)	351,300	322	Spain - 0.7%
CapitaLand, Ltd.	68,100	148	ACS Actividades de Construccion y
DBS Group Holdings, Ltd.	9,000	90	Servicios SA	10,264	262
Singapore Telecommunications, Ltd.	438,278	1,079	Banco Bilbao Vizcaya Argentaria SA
United Overseas Bank, Ltd.	15,200	194	- ADR	63,642	412
		1,833	Bankia SA Class A	199,376	198
			Ebro Foods SA	1,531	30
South Africa - 0.5%			Ferrovial SA(Æ)	13,540	298
AngloGold Ashanti, Ltd. - ADR(Æ)	62,431	529	Gas Natural SDG SA	15,147	298
Aspen Pharmacare Holdings, Ltd.(Æ)	15,327	260	Iberdrola SA	57,514	405
Bidvest Group, Ltd. (The)	21,852	505	Indra Sistemas SA(Æ)	50,784	503
Foschini Group, Ltd. (The)	2,558	20	Industria de Diseno Textil SA	2,080	68
Mondi PLC	7,372	120	Mediaset Espana Comunicacion SA	33,346	326
Remgro, Ltd.	7,413	118	Repsol SA - ADR	29,087	303
Resilient Property Income(Æ)	37,971	284			3,103
Sasol, Ltd. - ADR	1,185	31
Standard Bank Group, Ltd.	2,649	19	Sweden - 1.9%
Vodacom Group, Ltd. - ADR	16,025	147	Assa Abloy AB Class B	14,932	316
Woolworths Holdings, Ltd.	20,137	119	Atlas Copco AB Class A	9,228	198
		2,152	Boliden AB	42,443	590
			Fastighets AB Balder Class B(Æ)	23,179	517
South Korea - 4.6%			Hennes & Mauritz AB Class B	11,798	386
Daelim Industrial Co., Ltd.(Æ)	5,369	354	Hexagon AB Class B	4,444	147
DGB Financial Group, Inc.(Æ)	25,054	187	Hufvudstaden AB Class A	3,405	47
Dongbu Insurance Co., Ltd.(Æ)	6,358	363	L E Lundbergforetagen AB Class B	8,737	447
Hana Financial Group, Inc.	42,423	765	Nibe Industrier AB Class B	3,695	107
Hankook Tire Co., Ltd.(Æ)	21,917	856	Svenska Cellulosa AB SCA Class B	5,320	158
Hyosung Corp.(Æ)	345	32	Svenska Handelsbanken AB Class A	213,296	2,679
			Swedish Match AB	72,273	2,570

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 111

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Trelleborg AB Class B	20,776	360	Thailand - 0.3%
		8,522	Bangkok Bank PCL	66,900	290
			Kasikornbank PCL	160,002	765
Switzerland - 8.6%			Siam Cement PCL (The)(Æ)	3,800	46
ABB, Ltd.(Æ)	116,008	2,009	Sino-Thai Engineering & Construction
Actelion, Ltd.(Æ)	1,338	177	PCL(Æ)	661,180	402
Baidu, Inc. - ADR(Æ)	6,904	1,127			1,503
Baloise Holding AG	2,714	332
Chocoladefabriken Lindt & Spruengli			Turkey - 0.3%
AG	15	88	Akbank TAS	142,854	348
Chubb, Ltd.(Æ)	9,044	1,023	Coca-Cola Icecek AS	14,845	165
Cie Financiere Richemont SA(Æ)	18,572	1,207	KOC Holding AS	24,886	100
Credit Suisse Group AG(Æ)	74,403	1,313	Turk Hava Yollari AO(Æ)	48,721	121
Flughafen Zuerich AG	842	621	Turkcell Iletisim Hizmetleri AS	45,806	163
GAM Holding AG(Æ)	25,355	356	Turkiye Garanti Bankasi AS	100,164	252
Geberit AG	4,247	1,505	Turkiye Is Bankasi Class C	22,241	35
Georg Fischer AG	393	260			1,184
Givaudan SA(Æ)	184	344
Lonza Group AG(Æ)	163	25	Ukraine - 0.0%
Nestle SA	99,230	7,309	MHP SA - GDR	1,431	11
Novartis AG	93,950	7,287
Panalpina Welttransport Holding AG	5,478	532	United Arab Emirates - 0.2%
Partners Group Holding AG	81	29	Air Arabia PJSC	32,925	11
Roche Holding AG	25,185	6,552	Al Noor Hospitals Group PLC(Æ)	12,054	200
Schindler Holding AG	12,353	1,900	Emaar Properties PJSC	675,646	912
STMicroelectronics NV	182,753	1,205			1,123
Straumann Holding AG	153	46	United Kingdom - 14.6%
Swatch Group AG (The) Class B	2,367	811	3i Group PLC	13,736	87
Swiss Life Holding AG(Æ)	413	105	Amec Foster Wheeler PLC - GDR	24,819	147
Swiss Re AG(Æ)	4,081	379	Amlin PLC	14,754	141
Syngenta AG	481	177	ARM Holdings PLC	26,495	380
TE Connectivity, Ltd.	5,789	331	Ashmore Group PLC	31,850	100
UBS Group AG	85,082	1,405	Ashtead Group PLC	23,047	298
Zurich Insurance Group AG(Æ)	1,562	346	Associated British Foods PLC	3,305	149
		38,801	AstraZeneca PLC	3,301	211

Taiwan - 2.6%			Aviva PLC	155,290	1,072
Advanced Semiconductor Engineering,			BAE Systems PLC	315,149	2,326
Inc. - ADR	161,365	863	Barclays PLC	367,450	981
China Development Financial Holding			Barratt Developments PLC	7,001	60
Corp.	1,414,000	340	BBA Aviation PLC	225,470	526
China Life Insurance Co., Ltd.	260,000	186	Bellway PLC	6,312	251
Chunghwa Telecom Co., Ltd. - ADR	10,843	337	Berkeley Group Holdings PLC	9,800	495
Compal Electronics, Inc.	1,696,178	986	BP PLC	473,357	2,565
E.Sun Financial Holding Co., Ltd.	16,430	9	BP PLC - ADR	39,605	1,282
Eclat Textile Co., Ltd.	46,000	659	British American Tobacco PLC	13,816	768
Hon Hai Precision Industry Co., Ltd.			British Land Co. PLC (The) (ö)	35,699	379
- GDR(Æ)	135,960	636	BT Group PLC	45,333	315
Hota Industrial Manufacturing Co., Ltd.			Capital & Counties Properties PLC	17,688	94
(Æ)	80,000	337	CNH Industrial NV	45,957	288
Inotera Memories, Inc.(Æ)	593,000	512	Cobham PLC	329,808	1,200
Kinsus Interconnect Technology Corp.	68,000	143	Compass Group PLC	9,655	166
Largan Precision Co., Ltd.	22,087	1,609	Croda International PLC	3,325	136
MediaTek, Inc.	36,000	234	Derwent London PLC (ö)	3,486	162
Novatek Microelectronics Corp.	137,000	579	Diageo PLC	157,707	4,246
Radiant Opto-Electronics Corp.(Æ)	19,000	37	Direct Line Insurance Group PLC	30,311	162
Taiwan Semiconductor Manufacturing			DS Smith PLC Class F	24,607	129
Co., Ltd. - ADR	173,563	3,880	easyJet PLC	5,180	114
United Microelectronics Corp. - ADR	206,680	405	Essentra PLC	25,754	271
		11,752	G4S PLC	315,733	1,029
			Galiform PLC	192,143	1,376

See accompanying notes which are an integral part of this quarterly report.

112 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
GlaxoSmithKline PLC - ADR	162,592	3,349	Brazil - 0.0%
Great Portland Estates PLC (ö)	12,245	134	Usinas Siderurgicas de Minas Gerais SA	193,561		41
Greene King PLC	359	5
Halma PLC	50,615	606	Germany - 0.6%
Hammerson PLC (ö)	16,674	139	Funchs Petrolub SE	27,694		1,135
HSBC Holdings PLC	253,122	1,785	Henkel AG & Co. KGaA	2,731		290
Imperial Tobacco Group PLC	78,715	4,265	Porsche Automobil Holding SE	7,326		331
Inchcape PLC	35,403	364	Volkswagen AG	9,828		1,141
InterContinental Hotels Group PLC	67,361	2,219				2,897
Intermediate Capital Group PLC	77,187	645
Intertek Group PLC	55,821	2,263	Japan - 0.1%
ITV PLC	57,386	219	Shinkin Central Bank Class A	123		230
Johnson Matthey PLC(Æ)	7,255	257	Russia - 0.1%
Legal & General Group PLC	61,943	216	AK Transneft OAO	73		184
Man Group PLC	57,447	135	Surgutneftegas OAO	340,692		207
Markit, Ltd.(Æ)	15,853	450				391
Marks & Spencer Group PLC	31,371	191
Meggitt PLC	172,905	902	Total Preferred Stocks
Michael Page International PLC	196,970	1,147	(cost $4,119)			3,559
Old Mutual PLC	105,663	258

Prudential PLC	39,888	784	Short-Term Investments - 11.1%
Reckitt Benckiser Group PLC	5,547	495	United States - 11.1%
RELX NV	17,024	285	Russell U.S. Cash Management Fund	49,727,923	(8)	49,728
Rexam PLC	15,487	133	Total Short-Term Investments
Rightmove PLC	2,194	125	(cost $49,728)			49,728
Rio Tinto PLC	39,047	960
Rotork PLC	533,920	1,308
Royal Bank of Scotland Group PLC(Æ)	346,299	1,255	Total Investments 98.3%
RSA Insurance Group PLC	165,718	989	(identified cost $475,757)			442,211
SABMiller PLC - ADR	5,008	299
Segro PLC (ö)	56,440	355	Other Assets and Liabilities, Net
Shaftesbury PLC (ö)	26,031	313	- 1.7%			7,646
Smiths Group PLC	47,610	644	Net Assets - 100.0%			449,857
Spirax-Sarco Engineering PLC	36,826	1,609
Stock Spirits Group PLC	274,926	522
Taylor Wimpey PLC	39,681	109
Tesco PLC(Æ)	467,905	1,159
Travis Perkins PLC	61,275	1,601
Unilever NV	112,496	5,017
Unilever PLC	5,925	261
United Business Media, Ltd.	82,359	616
United Utilities Group PLC	13,935	191
Vodafone Group PLC	1,095,632	3,505
Whitbread PLC	4,903	281
William Hill PLC	39,121	218
WPP PLC	71,760	1,562
		66,051

United States - 0.6%
Autoliv, Inc.	3,554	365
Carnival PLC	2,792	139
Maginet Corp.(Æ)	5,030	196
News Corp. Class A	141,090	1,831
		2,531

Total Common Stocks
(cost $421,910)		388,924

Preferred Stocks - 0.8%

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 113

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
MSCI EAFE Mini Index Futures			675	USD	54,054	03/16	(1,363)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(1,363)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Common Stocks
Argentina		$1,065	$—			$—	$1,065
Australia		—	8,573			—	8,573
Austria		—	223			—	223
Belgium		—	3,257			—	3,257
Bermuda		—	52			—	52
Brazil		5,587	—			—	5,587
Canada		15,657	—			—	15,657
Cayman Islands		—	305			—	305
Chile		424	—			—	424
China		2,705	15,060			—	17,765
Curacao		—	57			—	57
Czech Republic		—	471			—	471
Denmark		—	7,181			—	7,181
Egypt		—	—			—	—
Finland		—	2,336			—	2,336
France		522	31,966			—	32,488
Germany		—	19,131			—	19,131
Greece		—	313			—	313
Hong Kong		3,348	8,672			—	12,020
Hungary		—	1,211			—	1,211
India		8,389	—			—	8,389
Indonesia		—	272			—	272
Ireland		2,375	1,003			—	3,378
Isle of Man		—	33			—	33
Israel		960	1,275			—	2,235
Italy		—	6,698			—	6,698
Japan		—	52,967			—	52,967
Jersey		—	174			—	174
Kazakhstan		25	—			—	25
Luxembourg		269	21			—	290
Malaysia		—	40			—	40
Mexico		6,985	—			—	6,985
Netherlands		833	11,051			—	11,884
New Zealand		—	137			—	137
Norway		—	2,125			—	2,125
Peru		68	—			—	68
Philippines		—	1,302			—	1,302
Russia		4,101	355			—	4,456
Singapore		—	1,833			—	1,833
South Africa		560	1,592			—	2,152
South Korea		697	20,087			—	20,784
Spain		—	3,103			—	3,103
Sweden		—	8,522			—	8,522
Switzerland		2,481	36,320			—	38,801
Taiwan		6,121	5,631			—	11,752
Thailand		—	1,503			—	1,503
Turkey		—	1,184			—	1,184
Ukraine		11	—			—	11

See accompanying notes which are an integral part of this quarterly report.

114 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
United Arab Emirates	—	1,123		—	1,123
United Kingdom	1,732	64,319		—	66,051
United States	2,392	139		—	2,531
Preferred Stocks	41	3,518		—	3,559
Short-Term Investments	—	49,728		—	49,728
Total Investments	67,348	374,863		—	442,211

Other Financial Instruments
Futures Contracts	(1,363)	—		—	(1,363)
Total Other Financial Instruments*	$(1,363)	$—		$—	$(1,363)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 115

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 87.2%				6.000% due 10/15/22 (Þ)		1,190	815
Argentina - 1.0%				Burger King
Argentina Bonar Bonds				3.750% due 12/12/21 (Ê)		1,699	1,688
Series X				Cascades, Inc.
7.000% due 04/17/17		750	771	5.750% due 07/15/23 (Þ)		1,505	1,437
Argentine Republic Government				First Quantum Minerals, Ltd.
International Bond				7.250% due 05/15/22 (Þ)		2,405	1,082
6.000% due 03/31/23		1,295	1,515	HudBay Minerals, Inc.
7.820% due 12/31/33	EUR	4,679	5,180	9.500% due 10/01/20		1,415	870
1.000% due 12/15/35 (Ê)		6,000	6,649	Mercer International, Inc.
YPF SA				Series WI
8.750% due 04/04/24 (Þ)		2,000	1,915	7.000% due 12/01/19		1,680	1,613
			16,030	7.750% due 12/01/22		1,050	969
Armenia - 0.1%				Mood Media Corp. Term Loan
Armenia International Bond				7.000% due 05/01/19 (Ê)		1,724	1,627
Series REGS				Novelis, Inc.
6.000% due 09/30/20		1,000	960	8.375% due 12/15/17		735	706
				Open Text Corp.
Azerbaijan - 0.1%				5.625% due 01/15/23 (Þ)		1,280	1,274
State Oil Co. of the Azerbaijan Republic				Parq Holdings, LP Term Loan
4.750% due 03/13/23		2,000	1,642	8.500% due 12/17/20 (Ê)		4,130	3,923
				Precision Drilling Corp.
Bahrain - 0.1%				6.500% due 12/15/21		1,165	757
Bahrain Government International Bond				Province of Ontario Canada
7.000% due 01/26/26 (Þ)		2,000	1,994	3.000% due 07/16/18		1,000	1,041

Belgium - 0.1%				1.650% due 09/27/19		600	599
				Province of Quebec Canada
Ontex Group NV				0.666% due 09/04/18 (Ê)		450	449
4.750% due 11/15/21 (Þ)	EUR	810	927
				Teine Energy, Ltd.
Series REGS				6.875% due 09/30/22 (Þ)		1,210	966
4.750% due 11/15/21	EUR	530	607
				Toronto-Dominion Bank (The)
			1,534	0.853% due 05/02/17 (Ê)		2,000	1,995
Brazil - 2.4%
Banco Nacional de Desenvolvimento							28,577
Economico e Social				Cayman Islands - 0.2%
5.750% due 09/26/23 (Þ)		4,200	3,608	Avago Technologies Cayman, Ltd. Term
				Loan B1
Brazil Letras do Tesouro Nacional				3.750% due 11/06/22		2,632	2,588
Series LTN

0.010% due 07/01/17	BRL	20,950	4,319	Chile - 0.5%
Zero coupon due 01/01/18	BRL	15,250	2,926
Zero coupon due 01/01/19	BRL	72,090	11,891	Chile Government International Bond
				5.500% due 08/05/20	CLP	600,000	858
Brazil Notas do Tesouro Nacional				Series REGS
Series NTNB				6.000% due 01/01/18	CLP	95,000	138
6.000% due 08/15/50	BRL	2,560	1,544	Corp. Nacional del Cobre de Chile
Series NTNF				4.500% due 08/13/23 (Þ)		2,000	1,953
10.000% due 01/01/23	BRL	18,200	3,549	4.875% due 11/04/44 (Þ)		4,000	3,344
10.000% due 01/01/25	BRL	20,320	3,774	Series REGS
Brazil Notas do Tesouro Nacional Serie F				6.150% due 10/24/36		1,000	992
Series NTNF
10.000% due 01/01/21	BRL	9,440	1,955				7,285
Marfrig Overseas, Ltd.				China - 0.3%
Series REGS				Country Garden Holdings Co., Ltd.
9.500% due 05/04/20		1,800	1,751	Series REGS
Vale SA				7.250% due 04/04/21		300	305
5.625% due 09/11/42		4,800	2,843	Evergrande Real Estate Group, Ltd.
				12.000% due 02/17/20		500	527
			38,160	Series REGS
Canada - 1.8%				8.750% due 10/30/18		4,500	4,444
1011778 BC Unlimited Liability Co.
Term Loan B2							5,276
4.625% due 01/15/22 (Þ)		905	910	Colombia - 1.4%
4.625% due 01/15/22 (Å)		500	502	Colombia Government International
6.000% due 04/01/22 (Þ)		5,130	5,354	Bond
Bombardier, Inc.				7.750% due 04/14/21	COP	4,905,000	1,497

See accompanying notes which are an integral part of this quarterly report.

116 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
4.000% due 02/26/24		3,500	3,290	Crown European Holdings SA
9.850% due 06/28/27	COP	4,506,000	1,531	4.000% due 07/15/22 (Þ)	EUR	750	828
10.375% due 01/28/33		514	691	Series REGS
7.375% due 09/18/37		3,000	3,158	4.000% due 07/15/22	EUR	2,230	2,462
5.000% due 06/15/45		500	409	Elis SA
Colombian TES				Series REGS
Series B				3.000% due 04/30/22	EUR	2,430	2,527
5.000% due 11/21/18	COP	13,290,000	3,804	Holding Medi-Partenaires SAS
7.000% due 09/11/19	COP	1,418,000	421	7.000% due 05/15/20 (Þ)	EUR	970	1,108
11.000% due 07/24/20	COP	2,937,000	993	Series REGS
10.000% due 07/24/24	COP	10,050,000	3,309	7.000% due 05/15/20	EUR	1,910	2,182
6.000% due 04/28/28	COP	14,740,000	3,453	HomeVi SAS
Emgesa SA ESP				Series REGS
Series REGS				6.875% due 08/15/21	EUR	2,680	2,990
8.750% due 01/25/21	COP	1,000,000	294	Kerneos Corporate SAS
Empresas Publicas de Medellin ESP				5.750% due 03/01/21 (Þ)	EUR	1,060	1,131
Series REGS				Series REGS
8.375% due 02/01/21	COP	570,000	166	5.750% due 03/01/21	EUR	1,505	1,606
				Linxens France SA 2nd Lien Term Loan
Costa Rica - 0.3%			23,016	1.000% due 07/15/23 (Å)(v)		1,840	1,785
Costa Rica Government International				Novafives SAS
Bond				Series REGS
4.375% due 04/30/25 (Þ)		2,044	1,727	4.500% due 06/30/21	EUR	2,400	2,086
7.000% due 04/04/44 (Þ)		3,000	2,520	Numericable-SFR SAS
Series REGS				5.375% due 05/15/22 (Þ)	EUR	160	178
4.250% due 01/26/23		1,000	883	Series REGS
				5.375% due 05/15/22	EUR	1,800	1,999
			5,130	5.625% due 05/15/24	EUR	2,785	3,058
Croatia - 0.9%				Picard Groupe SAS
Croatia Government International Bond				4.250% due 08/01/19 (Ê)(Þ)	EUR	1,650	1,783
6.000% due 01/26/24 (Þ)		2,200	2,364	Series REGS
Series REGS				4.250% due 08/01/19 (Ê)	EUR	205	222
6.625% due 07/14/20		1,200	1,309	Rexel SA
6.000% due 01/26/24		9,500	10,210	5.250% due 06/15/20 (Þ)		3,195	3,147
			13,883	SPCM SA
Dominican Republic - 0.6%				6.000% due 01/15/22 (Þ)		200	201
Dominican Republic International Bond				2.875% due 06/15/23 (Þ)	EUR	1,350	1,374
7.450% due 04/30/44 (Þ)		2,000	1,930				30,667
6.850% due 01/27/45 (Þ)		4,000	3,650	Gabon - 0.0%
Series REGS				Gabon Government International Bond
7.500% due 05/06/21		4,000	4,230	6.375% due 12/12/24 (Þ)		500	385
			9,810
Egypt - 0.5%				Germany - 1.0%
Egypt Government International Bond				Deutsche Raststaetten Gruppe IV GmbH
6.875% due 04/30/40 (Þ)		8,000	6,366	Series REGS
Series REGS				6.750% due 12/30/20	EUR	2,195	2,507
6.875% due 04/30/40		1,000	796	Techem Energy Metering Service GmbH
			7,162	& Co. KG
El Salvador - 0.5%				7.875% due 10/01/20 (Þ)	EUR	560	646
El Salvador Government International				Series REGS
Bond				7.875% due 10/01/20	EUR	2,120	2,444
6.375% due 01/18/27 (Þ)		1,500	1,193	Trionista TopCo GmbH
Series REGS				Series REGS
7.375% due 12/01/19		1,000	964	6.875% due 04/30/21	EUR	3,410	3,861
7.750% due 01/24/23		2,400	2,235	Unitymedia Hessen GmbH & Co. KG /
5.875% due 01/30/25		2,500	1,988	Unitymedia NRW GmbH
7.650% due 06/15/35		998	786	5.750% due 01/15/23 (Þ)	EUR	648	742
				Series REGS
			7,166	5.500% due 09/15/22	EUR	122	139
Ethiopia - 0.1%				5.750% due 01/15/23	EUR	1,514	1,733
Ethiopia International Bond				5.625% due 04/15/23	EUR	480	549
6.625% due 12/11/24 (Þ)		1,000	860	4.000% due 01/15/25	EUR	1,350	1,428

France - 1.9%				WEPA Hygieneprodukte GmbH

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 117

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
6.500% due 05/15/20 (Þ)	EUR	870	990	Series FR61
Series REGS				7.000% due 05/15/22	IDR	13,144,000	883
6.500% due 05/15/20	EUR	290	330	Series FR64
			15,369	6.125% due 05/15/28	IDR	7,739,000	451
Ghana - 0.3%				Series FR65
Ghana Government International Bond				6.625% due 05/15/33	IDR	6,000,000	349
7.875% due 08/07/23 (Þ)		4,000	2,892	Series FR68
8.125% due 01/18/26 (Þ)		700	501	8.375% due 03/15/34	IDR	42,375,000	2,965
10.750% due 10/14/30 (Þ)		1,250	1,183	Series FR70
				8.375% due 03/15/24	IDR 112,580,000		8,186

Greece - 0.2%			4,576	Series FR71
				9.000% due 03/15/29	IDR	65,086,000	4,852
Hellenic Republic Government Bond
4.750% due 04/17/19 (Þ)	EUR	1,100	979	Series FR73
				8.750% due 05/15/31	IDR	7,370,000	544
Series PSI
3.650% due 02/24/20	EUR	2,800	1,817	Pertamina Persero PT
				Series REGS
			2,796	6.000% due 05/03/42		908	740
Honduras - 0.2%				5.625% due 05/20/43		2,000	1,558
Honduras Government International				6.450% due 05/30/44		6,000	5,162
Bond
Series REGS				Perusahaan Listrik Negara PT
8.750% due 12/16/20		2,342	2,529	Series REGS
7.500% due 03/15/24		500	506	5.250% due 10/24/42		5,350	4,227
							39,905

Hong Kong - 0.2%			3,035	Iraq - 0.2%
				Iraq International Bond
CITIC, Ltd.				Series REGS
7.875% due 04/15/49 (ƒ)		625	629	5.800% due 01/15/28		4,750	3,002
Sinochem Overseas Capital Co., Ltd.
4.500% due 11/12/20 (Þ)		3,000	3,172	Ireland - 1.1%
			3,801	AerCap Ireland Capital, Ltd. / AerCap
Hungary - 1.8%				Global Aviation Trust
Hungary Government International Bond				4.625% due 10/30/20		1,720	1,694
5.750% due 11/22/23		2,500	2,803	Series WI
5.375% due 03/25/24		650	716	5.000% due 10/01/21		491	491
7.625% due 03/29/41		6,500	8,864	Ardagh Packaging Finance PLC
Series 18/B				4.250% due 01/15/22 (Þ)	EUR	1,560	1,671
4.000% due 04/25/18	HUF	378,280	1,382	Series REGS
Series 19/A				9.250% due 10/15/20	EUR	1,490	1,671
6.500% due 06/24/19	HUF	1,920,810	7,687	4.250% due 01/15/22	EUR	730	782
Series 20/A				Grifols Worldwide Operations, Ltd.
7.500% due 11/12/20	HUF	30	—	Series WI
Series 22/A				5.250% due 04/01/22		2,995	3,040
7.000% due 06/24/22	HUF	124,030	540	Smurfit Kappa Acquisitions
Series 23/A				3.250% due 06/01/21 (Þ)	EUR	1,700	1,887
6.000% due 11/24/23	HUF	437,100	1,841	Series REGS
Series 25/B				3.250% due 06/01/21	EUR	330	366
5.500% due 06/24/25	HUF	1,160,060	4,799	Vimpel Communications Via VIP
			28,632	Finance Ireland, Ltd. OJSC
Indonesia - 2.5%				Series REGS
Indonesia Government International				7.748% due 02/02/21		2,600	2,682
				Vnesheconombank Via VEB Finance
Bond				PLC
Series REGS
8.500% due 10/12/35		3,000	3,793	Series REGS
				6.902% due 07/09/20		1,500	1,495
7.750% due 01/17/38		1,000	1,189	6.025% due 07/05/22		2,500	2,351
Indonesia Treasury Bond
Series FR53							18,130
8.250% due 07/15/21	IDR	7,062,000	512	Israel - 0.4%
Series FR56				Israel Electric Corp., Ltd.
8.375% due 09/15/26	IDR	36,045,000	2,627	6.875% due 06/21/23 (Þ)		3,500	4,017
Series FR58				Series 6
8.250% due 06/15/32	IDR	7,539,000	519	5.000% due 11/12/24 (Þ)		3,000	3,041
Series FR59							7,058
7.000% due 05/15/27	IDR	21,235,000	1,348	Italy - 0.6%

See accompanying notes which are an integral part of this quarterly report.

118 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Enel SpA				7.000% due 05/15/19 (Þ)		2,190	2,141
6.500% due 01/10/74	EUR	2,725	3,137	ConvaTec Finance International SA
Finmeccanica SpA				8.250% due 01/15/19 (Þ)		9,135	8,130
8.000% due 12/16/19	GBP	845	1,388	ConvaTec Healthcare E SA
Telecom Italia SpA				10.500% due 12/15/18 (Þ)		2,590	2,642
3.250% due 01/16/23	EUR	4,700	5,103	Delta 2 Lux Sarl Covenant-Lite Lien
			9,628	Term Loan B
Ivory Coast - 0.1%				7.750% due 07/29/22 (Ê)		3,495	2,900
Ivory Coast Government International				Delta 2 Lux Sarl Covenant-Lite Term
Bond				Loan B3
Series REGS				4.750% due 07/30/21 (Ê)		1,250	1,175
5.750% due 12/31/32		1,500	1,300	Dufry Finance SCA
				4.500% due 07/15/22 (Þ)	EUR	350	389
Jersey – 0.3%				4.500% due 08/01/23 (Þ)	EUR	870	965
AA Bond Co., Ltd.				Evergreen Skills Lux Sarl
5.500% due 07/31/22 (Þ)	GBP	1,795	2,380	9.250% due 04/28/22 (Ê)		1,830	887
CPUK Finance, Ltd.				Gazprom OAO Via Gaz Capital SA
7.000% due 08/28/20 (Þ)	GBP	1,710	2,467	9.250% due 04/23/19 (Þ)		1,000	1,108
			4,847	Series REGS
Kazakhstan - 0.8%				9.250% due 04/23/19		3,250	3,601
KazMunayGas National Co. JSC				6.510% due 03/07/22		2,000	2,020
6.375% due 04/09/21 (Þ)		4,000	3,914	8.625% due 04/28/34		2,000	2,233
6.000% due 11/07/44 (Þ)		3,000	2,436	GCS Holdco Finance I SA
Series REGS				Series REGS
7.000% due 05/05/20		4,045	4,075	6.500% due 11/15/18	EUR	1,200	1,336
5.750% due 04/30/43		2,000	1,600	Gestamp Funding Luxembourg SA
6.000% due 11/07/44		1,000	812	5.875% due 05/31/20 (Þ)	EUR	400	445
				Series REGS
			12,837	5.875% due 05/31/20	EUR	1,795	1,996
Kenya - 0.2%				Intelsat Jackson Holdings SA
Kenya Government International Bond				7.250% due 10/15/20		255	219
5.875% due 06/24/19 (Þ)		2,000	1,894	7.500% due 04/01/21		1,505	1,287
Series REGS
6.875% due 06/24/24		1,000	890	Mallinckrodt International Finance SA
				5.750% due 08/01/22 (Þ)		1,515	1,447
			2,784	5.625% due 10/15/23 (Å)		82	77
Lebanon - 0.2%				Mallinckrodt International Finance SA
Lebanon Government International Bond				Covenant-Lite Term Loan B
Series REGS				3.250% due 03/19/21		981	944
8.250% due 04/12/21		3,000	3,221	Matterhorn Telecom SA
				3.625% due 05/01/22 (Þ)	CHF	240	210
Lithuania - 0.3%				3.875% due 05/01/22 (Þ)	EUR	1,215	1,190
Lithuania Government International
Bond				Series REGS
Series REGS				3.875% due 05/01/22	EUR	1,050	1,029
6.625% due 02/01/22		3,700	4,467	SIG Combibloc Holdings SCA
				7.750% due 02/15/23 (Þ)	EUR	1,845	2,059

Luxembourg - 4.1%				SkillsSoft Corp. Covenant-Lite Term
				Loan
Altice Financing SA				5.750% due 04/28/21 (Ê)		1,234	900
6.625% due 02/15/23 (Þ)		1,465	1,439	Stena International SA Covenant-Lite
Series REGS				Term Loan B
5.250% due 02/15/23 (Þ)	EUR	970	1,021	4.000% due 03/03/21 (Ê)		1,474	1,227
5.250% due 02/15/23	EUR	500	526	Telenet Finance III Luxembourg SCA
Altice Luxembourg SA				Series REGS
7.250% due 05/15/22 (Þ)	EUR	1,550	1,589	6.625% due 02/15/21	EUR	350	391
7.625% due 02/15/25 (Þ)		575	512	Telenet Finance V Luxembourg SCA
Series REGS				6.750% due 08/15/24 (Þ)	EUR	600	705
7.250% due 05/15/22	EUR	730	748	Series REGS
ArcelorMittal				6.250% due 08/15/22	EUR	520	602
6.250% due 03/01/21		6,595	5,358	6.750% due 08/15/24	EUR	1,880	2,210
BMBG Bond Finance SCA				Travelport Finance Sarl Term Loan B
4.981% due 10/15/20 (Ê)(Þ)	EUR	1,325	1,436	5.750% due 09/02/21		1,485	1,430
Series REGS				Wind Acquisition Finance SA
4.981% due 10/15/20 (Ê)	EUR	455	493	7.000% due 04/23/21 (Þ)	EUR	2,500	2,620
Capsugel SA

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 119

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Morocco - 0.1%
7.000% due 04/23/21	EUR	2,150	2,253	Morocco Government International Bond
Xefin Lux SCA				5.500% due 12/11/42 (Þ)		1,250	1,200
Series REGS
3.717% due 06/01/19 (Ê)	EUR	195	210	Netherlands - 2.6%
			66,100	AP NMT Acquisition BV 1st Lien Term
Malaysia - 1.8%				Loan
				6.750% due 08/13/21 (Ê)		987	857
1MDB Global Investments, Ltd.				Axalta Coating Systems US Holdings,
Series REGS				Inc. / Axalta Coating Systems Dutch
4.400% due 03/09/23		7,500	6,613	Holding B
Malaysia Government International Bond				Series REGS
Series 0111				5.750% due 02/01/21	EUR	3,730	4,162
4.160% due 07/15/21	MYR	15,810	3,902	Carlson Wagonlit BV
Series 0114				Series REGS
4.181% due 07/15/24	MYR	8,500	2,079	7.500% due 06/15/19	EUR	1,765	1,979
Series 0115				Darling Global Finance BV
3.955% due 09/15/25	MYR	2,990	725	4.750% due 05/30/22 (Þ)	EUR	2,310	2,352
Series 0215				EMATUM Via Mozambique EMATUM
3.795% due 09/30/22	MYR	3,500	851	Finance 2020 BV
Series 0310				Series REGS
4.498% due 04/15/30	MYR	9,255	2,286	6.305% due 09/11/20		1,092	863
Series 0314				Goodyear Dunlop Tires Europe BV
4.048% due 09/30/21	MYR	13,100	3,213	3.750% due 12/15/23 (Þ)	EUR	820	893
Series 0414				Grupo Antolin Dutch BV
3.654% due 10/31/19	MYR	37,830	9,202	4.750% due 04/01/21 (Þ)	EUR	475	525
			28,871	5.125% due 06/30/22 (Þ)	EUR	465	516
Mexico - 3.1%				Series REGS
America Movil SAB de CV				4.750% due 04/01/21	EUR	1,830	2,022
6.000% due 06/09/19	MXN	5,210	289	InterXion Holding NV
Mexican Bonos				Series REGS
Series M				6.000% due 07/15/20	EUR	2,490	2,809
5.000% due 12/11/19	MXN	171,169	9,417	LGE HoldCo VI BV
7.750% due 05/29/31	MXN	13,974	854	Series REGS
7.750% due 11/13/42	MXN	55,040	3,347	7.125% due 05/15/24	EUR	100	116
Series M 10				Majapahit Holding BV
8.500% due 12/13/18	MXN	35,000	2,129	Series REGS
Series M 20				7.875% due 06/29/37		1,500	1,607
10.000% due 12/05/24	MXN	115,579	8,145	Marfrig Holdings Europe BV
Series M 30				Series REGS
10.000% due 11/20/36	MXN	67,365	5,011	6.875% due 06/24/19		2,000	1,798
Mexican Udibonos				OI European Group BV
Series S				Series REGS
4.000% due 06/13/19	MXN	27,277	1,580	4.875% due 03/31/21	EUR	3,065	3,520
4.000% due 11/15/40	MXN	10,473	593	Petrobras Global Finance BV
Mexico Government International Bond				4.375% due 05/20/23		2,900	1,910
5.550% due 01/21/45		2,100	2,118	6.875% due 01/20/40		2,728	1,728
5.750% due 10/12/10		9,000	8,280	6.850% due 06/05/15		1,900	1,202
Petroleos Mexicanos				Playa Resorts Holding BV 1st Lien Term
3.500% due 01/30/23		1,500	1,279	Loan B
6.625% due 06/15/38		4,000	3,460	4.000% due 08/09/19 (Ê)		736	710
				PortAventura Entertainment Barcelona
6.500% due 06/02/41		2,400	2,045	BV
5.500% due 06/27/44		1,000	754	5.592% due 12/01/19 (Ê)(Þ)	EUR	370	401
Series 14-2				7.250% due 12/01/20 (Þ)	EUR	330	361
7.470% due 11/12/26	MXN	5,330	259	Series REGS
			49,560	7.250% due 12/01/20	EUR	1,060	1,159
Mongolia - 0.2%				Republic of Angola Via Northern Lights
Mongolia Government International				III BV
Bond				Series REGS
5.125% due 12/05/22 (Þ)		300	222	7.000% due 08/16/19		703	661
Series REGS				Schaeffler Holding Finance BV
5.125% due 12/05/22		4,405	3,265	6.875% due 08/15/18 (Þ)	EUR	1,370	1,532
			3,487

See accompanying notes which are an integral part of this quarterly report.

120 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Series 1020
6.875% due 08/15/18	EUR	150	168	5.250% due 10/25/20	PLN	17,600	4,900
5.750% due 11/15/21	EUR	2,450	2,813				23,006
UPC Holding BV				Romania - 0.7%
Series REGS				Romania Government International Bond
6.750% due 03/15/23	EUR	1,285	1,493	Series 5YR
VimpelCom Holdings BV				5.900% due 07/26/17	RON	17,610	4,483
7.504% due 03/01/22 (Þ)		299	303	Series 10YR
Ziggo Bond Finance BV				5.950% due 06/11/21	RON	12,240	3,394
4.625% due 01/15/25 (Þ)	EUR	1,580	1,588	4.750% due 02/24/25	RON	1,790	467
Series REGS				Series REGS
4.625% due 01/15/25	EUR	705	709	6.750% due 02/07/22		3,000	3,545
			40,757				11,889
Nigeria - 0.1%				Russia - 0.6%
Nigeria Government International Bond				Russian Federal Bond - OFZ
Series REGS				Series 6208
6.750% due 01/28/21		1,000	939	7.500% due 02/27/19	RUB	276,200	3,417
				Series 6211
Pakistan - 0.7%				7.000% due 01/25/23	RUB	249,790	2,817
Pakistan Government International Bond				Series 6212
8.250% due 04/15/24 (Þ)		6,500	6,558	7.050% due 01/19/28	RUB	216,550	2,300
Series REGS				Russian Federal Inflation Linked Bond
7.875% due 03/31/36		6,000	5,196	Series 2001
			11,754	2.500% due 08/16/23	RUB	52,660	695
Panama - 0.5%				Russian Federation International Bond
Panama Government International Bond				Series REGS
9.375% due 04/01/29		4,500	6,491	7.500% due 03/31/30		893	1,071
6.700% due 01/26/36		1,500	1,793				10,300
			8,284	Serbia - 0.4%
Paraguay - 0.3%				Serbia International Bond
Republic of Paraguay				Series REGS
4.625% due 01/25/23 (Þ)		624	610	5.875% due 12/03/18		1,400	1,466
6.100% due 08/11/44 (Þ)		4,551	4,392	7.250% due 09/28/21		5,000	5,606
			5,002				7,072
Peru - 0.5%				Slovenia - 0.3%
Peruvian Government International Bond				Slovenia Government International Bond
8.750% due 11/21/33		3,000	4,170	5.250% due 02/18/24 (Þ)		3,500	3,898
Series REGS				Series REGS
6.950% due 08/12/31	PEN	6,480	1,700	5.850% due 05/10/23		500	574
6.900% due 08/12/37	PEN	7,270	1,847				4,472
			7,717	South Africa - 2.1%
Philippines - 0.5%				Eskom Holdings SOC, Ltd.
Philippine Government International				Series REGS
Bond				5.750% due 01/26/21		5,800	5,052
4.950% due 01/15/21	PHP	42,000	906	6.750% due 08/06/23		1,000	863
9.500% due 02/02/30		4,000	6,528	7.125% due 02/11/25		5,000	4,308
6.250% due 01/14/36	PHP	20,000	464	South Africa Government Bond
			7,898	Series 2032
Poland - 1.4%				8.250% due 03/31/32	ZAR	149,480	8,333
Poland Government International Bond				Series R186
3.000% due 03/17/23		2,000	1,971	10.500% due 12/21/26	ZAR	118,500	8,111
4.000% due 01/22/24		650	680	Series R203
Series 0718				8.250% due 09/15/17	ZAR	4,620	292
2.500% due 07/25/18	PLN	10,670	2,670	Series R207
Series 0725				7.250% due 01/15/20	ZAR	64,391	3,859
3.250% due 07/25/25	PLN	24,100	6,042	Series R208
Series 0922				6.750% due 03/31/21	ZAR	38,930	2,238
5.750% due 09/23/22	PLN	19,585	5,705	Transnet SOC, Ltd.
Series 1019				9.500% due 05/13/21 (Þ)	ZAR	7,700	441
5.500% due 10/25/19	PLN	3,755	1,038				33,497
				Sri Lanka - 0.5%

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 121

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Sri Lanka Government International				Series REGS
Bond				6.250% due 07/15/21	GBP	1,255	1,546
Series REGS				Iglo Foods BondCo PLC
5.875% due 07/25/22		9,600	8,675	Series REGS
				4.462% due 06/15/20 (Ê)	EUR	1,450	1,552
Sweden - 0.2%				Ineos Finance PLC
Auris Luxembourg II SA				4.000% due 05/01/23 (Þ)	EUR	2,130	2,157
8.000% due 01/15/23 (Þ)	EUR	710	828	Iron Mountain Europe PLC
Series REGS				6.125% due 09/15/22 (Þ)	GBP	1,015	1,466
8.000% due 01/15/23	EUR	1,515	1,766	Series REGS
			2,594	6.125% due 09/15/22	GBP	1,400	2,022
Thailand - 1.0%				Merlin Entertainments PLC
PTT Exploration & Production PCL				2.750% due 03/15/22 (Þ)	EUR	680	703
4.875% due 12/29/49 (ƒ)(Þ)		1,000	931	Series REGS
Thailand Government International Bond				2.750% due 03/15/22	EUR	1,780	1,842
3.875% due 06/13/19	THB	116,750	3,513	Moto Finance PLC
3.650% due 12/17/21	THB	231,940	7,090	6.375% due 09/01/20 (Þ)	GBP	1,350	1,944
3.850% due 12/12/25	THB	134,210	4,242	Oschadbank Via SSB #1 PLC
3.580% due 12/17/27	THB	26,600	821	9.625% due 09/20/15 (Þ)		2,400	2,052
			16,597	7.724% due 01/19/24 (Ê)		2,800	1,807
Turkey - 2.6%				Zero coupon due 03/10/23 (Þ)		6,593	5,703
Export Credit Bank of Turkey				Pendragon PLC
5.875% due 04/24/19 (Þ)		9,000	9,308	6.875% due 05/01/20	GBP	2,640	3,875
Turkey Government International Bond				Premier Foods Finance PLC
10.400% due 03/27/19	TRY	27,520	9,255	Series REGS
7.500% due 11/07/19		1,000	1,126	6.500% due 03/15/21	GBP	950	1,259
7.000% due 06/05/20		2,000	2,235	Priory Group No. 3 PLC
9.400% due 07/08/20	TRY	10,190	3,311	Series REGS
7.100% due 03/08/23	TRY	14,340	4,015	7.000% due 02/15/18	GBP	490	710
				Privatbank CJSC Via UK SPV Credit
7.375% due 02/05/25		1,200	1,414	Finance PLC
8.000% due 03/12/25	TRY	15,580	4,496	11.000% due 02/09/21		3,177	1,970
6.750% due 05/30/40		1,000	1,127	R&R Ice Cream PLC
6.625% due 02/17/45		4,000	4,562	Series REGS
			40,849	5.500% due 05/15/20	GBP	1,050	1,522
Ukraine - 0.6%				R&R Pik PLC
Ukraine Government International Bond				9.250% due 05/15/18 (Þ)	EUR	1,125	1,226
7.750% due 09/01/19 (Þ)		22	21	Series REGS
7.750% due 09/01/22 (Þ)		783	730	9.250% due 05/15/18	EUR	735	801
7.750% due 09/01/23 (Þ)		3,069	2,822	Synlab Unsecured Bondco PLC
7.750% due 09/01/24 (Þ)		2,960	2,702	8.250% due 07/01/23 (Þ)	EUR	460	481
7.750% due 09/01/25 (Þ)		1,160	1,053	TA MFG., Ltd.
Series GDP				3.625% due 04/15/23 (Þ)	EUR	1,665	1,687
Zero coupon due 05/31/40 (Þ)		6,195	2,326	Tullow Oil PLC
			9,654	6.000% due 11/01/20 (Þ)		1,600	1,016
United Kingdom - 3.9%				Ukreximbank Via Biz Finance PLC
Arqiva Broadcast Finance PLC				7.509% due 02/09/23 (Ê)(Þ)		6,067	4,491
9.500% due 03/31/20 (Þ)	GBP	1,270	1,936	9.750% due 01/22/25 (Þ)		2,369	2,029
Series REGS				Virgin Media Finance PLC
9.500% due 03/31/20	GBP	925	1,410	4.875% due 02/15/22		1,000	825
Boparan Finance PLC				7.000% due 04/15/23 (Þ)	GBP	1,200	1,780
Series REGS				Series REGS
5.500% due 07/15/21	GBP	815	1,028	7.000% due 04/15/23	GBP	1,740	2,582
DTEK Finance PLC				Virgin Media Investment Holdings, Ltd.
Series REGS				Term Loan F
10.375% due 03/28/18		222	89	3.500% due 06/30/23 (Ê)		842	824
7.875% due 04/04/18		500	195	Virgin Media Secured Finance PLC
Ephios Bondco PLC				Series REGS
6.250% due 07/01/22 (Þ)	EUR	1,050	1,162	6.000% due 04/15/21	GBP	252	372
Hyperion Insurance Group, Ltd.				Vougeot Bidco PLC
1.000% due 04/30/22 (Ê)		744	697	7.875% due 07/15/20 (Þ)	GBP	160	238
Iceland Bondco PLC				Series REGS
				7.875% due 07/15/20	GBP	2,050	3,053

See accompanying notes which are an integral part of this quarterly report.

122 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Worldpay Finance PLC				5.000% due 08/17/22	1,097	1,083
3.750% due 11/15/22 (Þ)	EUR	2,100	2,292	Ancestry.com, Inc.
			62,344	11.000% due 12/15/20	3,600	3,816
United States - 33.8%				Anheuser-Busch InBev Finance, Inc.
99 Cents Only Stores LLC				1.016% due 02/01/19 (Ê)	1,065	1,048
11.000% due 12/15/19		1,550	465	AP Gaming I LLC 1st Lien Term Loan B
99 Cents Only Stores LLC Covenant-Lite				9.250% due 12/20/20 (Ê)	496	465
Term Loan B2				Apex Tool Group LLC
4.500% due 01/13/19 (Ê)		1,436	889	7.000% due 02/01/21 (Þ)	2,170	1,573
ABG Intermediate Holdings 2, LLC 1st				Apple, Inc.
Lien Term Loan				0.863% due 05/03/18 (Ê)	937	935
5.500% due 05/27/21 (Ê)		1,310	1,277	Arctic Glacier USA, Inc. Covenant-Lite
ABG Intermediate Holdings 2, LLC 2nd				Term Loan
Lien Term Loan				6.000% due 05/13/19 (Ê)	481	462
9.500% due 05/27/22 (Ê)		500	460	Ashtead Capital, Inc.
Ability Network, Inc. 1st Lien Term Loan				6.500% due 07/15/22 (Þ)	2,000	2,040
6.000% due 05/14/21 (Ê)		2,743	2,693	AssuredPartners, Inc.
Acadia Healthcare Co., Inc.				5.750% due 10/21/22 (Ê)	929	912
Series WI				Asurion LLC
5.625% due 02/15/23		3,205	3,021	5.000% due 08/04/22 (Ê)	1,888	1,722
ACCO Brands Corp.				Asurion LLC Covenant-Lite 2nd Lien
6.750% due 04/30/20		1,715	1,764	Term Loan
ADT Corp. (The)				8.500% due 03/03/21 (Ê)	500	421
6.250% due 10/15/21		860	892	Asurion LLC Covenant-Lite Term Loan
AECOM				B1
Series WI				5.000% due 05/24/19 (Ê)	730	685
5.750% due 10/15/22		2,110	2,134	Asurion LLC Covenant-Lite Term Loan
AF Borrower LLC 2nd Lien Term Loan				B2
10.000% due 12/02/22		4,270	3,928	4.250% due 07/08/20 (Ê)	980	893
Albertson's Holdings LLC Covenant-Lite				Avaya, Inc.
Term Loan B4				6.250% due 05/29/20 (Ê)	991	662
5.500% due 08/25/21 (Ê)		1,489	1,455	Ball Corp.
Ally Financial, Inc.				4.375% due 12/15/23	2,035	2,257
4.125% due 02/13/22		355	346	Bank of America NA
4.625% due 05/19/22		1,875	1,875	0.779% due 02/14/17 (Ê)	1,905	1,902
Alphabet Holding Co., Inc.				Bank of Montreal
7.750% due 11/01/17		1,840	1,799	Series YCD
Alvogen Pharmaceutical US, Inc. Term				1.012% due 12/08/17 (Ê)(~)	1,000	1,000
Loan				Belden, Inc.
6.000% due 04/02/22 (Ê)		477	464	5.500% due 04/15/23 (Þ)	105	111
American Airlines, Inc. Term Loan				Series REGS
3.250% due 05/21/20 (Ê)		987	968	5.500% due 04/15/23	1,475	1,552
American Builders & Contractors Supply				Berry Plastics Corp.
Co., Inc.				6.000% due 10/15/22 (Å)	82	84
5.625% due 04/15/21 (Þ)		2,215	2,259	Bill Barrett Corp.
American Commercial Lines LLC Term				7.625% due 10/01/19	1,340	797
Loan B				BioScrip, Inc. Covenant-Lite 1st Lien
1.000% due 11/06/20 (v)		891	779	Term Loan B
American Express Credit Account				6.500% due 07/31/20 (Ê)	2,497	2,235
Master Trust				BioScrip, Inc. Covenant-Lite Term Loan
Series 2008-2 Class A				6.500% due 07/31/20 (Ê)	1,498	1,341
1.591% due 09/15/20 (Ê)		2,205	2,246	Blue Coat Holdings, Inc.
American Tire Distributors, Inc.				8.375% due 06/01/23 (Å)	250	252
10.250% due 03/01/22 (Þ)		3,130	2,598
AmeriGas Finance LLC / AmeriGas				BlueLine Rental Finance Corp.
Finance Corp.				7.000% due 02/01/19 (Þ)	1,505	1,181
6.750% due 05/20/20		560	554	BMC Software Finance, Inc. Term Loan
7.000% due 05/20/22		2,065	2,024	5.000% due 09/10/20 (Ê)	945	754
Amsurg Corp.				BMW Vehicle Owner Trust
Series WI				Series 2014-A Class A3
5.625% due 07/15/22		1,840	1,847	0.970% due 11/26/18	755	755
Ancestry.com Holdings LLC				Brazil Loan Trust 1
9.625% due 10/15/18 (Þ)		6,350	5,929	5.477% due 07/24/23 (Þ)	1,985	1,702
				BreitBurn Energy Partners, LP /
Ancestry.com Inc. Term Loan B				BreitBurn Finance Corp.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 123

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.625% due 10/15/20	380	64	3.575% due 12/31/18 (Ê)	993	976
7.875% due 04/15/22	1,990	323	CHS/Community Health Systems, Inc.
Brickman Group, Ltd. LLC Term Loan			1st Lien Term Loan G
4.000% due 12/18/20 (Ê)	1,980	1,914	3.750% due 12/31/19 (Ê)	781	750
Building Materials Corp. of America			Churchill Downs, Inc.
6.000% due 10/15/25 (Å)	163	166	5.375% due 12/15/21 (Þ)	1,755	1,764
BWAY Holding Co. Covenant-Lite Term			Cincinnati Bell, Inc. 1st Lien Term
Loan B			Loan B
5.500% due 08/14/20 (Ê)	486	455	4.000% due 09/10/20 (Ê)	1,234	1,186
Caesars Entertainment Corp. 1st Lien			CITGO Petroleum Corp.
Term Loan B			6.250% due 08/15/22 (Þ)	2,015	1,929
7.000% due 10/11/20 (Ê)	1,962	1,706	Clean Harbors, Inc.
California Resources Corp.			5.250% due 08/01/20	1,300	1,324
Series WI			Clear Channel Worldwide Holdings, Inc.
5.500% due 09/15/21	2,285	457	6.500% due 11/15/22	5,070	4,512
Calpine Corp.			Series A
5.500% due 02/01/24	1,160	1,015	7.625% due 03/15/20	3,690	2,915
Camping World, Inc. Covenant-Lite 1st			Cleaver-Brooks, Inc.
Lien Term Loan B			8.750% due 12/15/19 (Þ)	1,470	1,382
5.250% due 02/20/20 (Ê)	1,392	1,368	Cole Park CLO, Ltd.
Carlson Travel Holdings, Inc.			Series 2015-1A Class E
7.500% due 08/15/19 (Þ)	3,145	3,019	6.552% due 10/20/28 (Å)(Ê)	250	195
Cast & Crew Payroll, LLC 2nd Lien Term			CommScope Holding Co., Inc.
Loan			6.625% due 06/01/20 (Þ)	860	877
8.750% due 07/23/23	250	245	CommScope, Inc.
Cedar Fair, LP / Canada's Wonderland			5.000% due 06/15/21 (Þ)	1,410	1,357
Co. / Magnum Management Corp.			Communications Sales & Leasing, Inc.
Series WI			Covenant-Lite Term Loan B
5.375% due 06/01/24	1,340	1,347	5.000% due 10/16/22 (Ê)	1,493	1,397
Cemex Finance LLC			Computer Sciences Government Services
9.375% due 10/12/22 (Þ)	1,000	1,010	Term Loan B
Cengage Learning Acquisitions, Inc.			1.000% due 10/27/22 (v)	500	499
Covenant-Lite 1st Lien Term Loan			Compuware Corp. Term Loan B2
7.000% due 03/31/20 (Ê)	962	936	6.250% due 12/15/21 (Ê)	997	898
Centene Escrow Corp.			Concentra, Inc. 2nd Lien Term Loan
5.625% due	1,130	1,150	9.000% due 06/01/23 (Ê)	1,220	1,196
6.125% due 02/15/24 (Þ)	800	822	Connolly Corp. Covenant-Lite 2nd Lien
Century Aluminum Co.			Term Loan
7.500% due 06/01/21 (Å)	10,395	6,783	8.000% due 05/14/22 (Å)(Ê)	5,970	5,866
CenturyLink, Inc.			Constellis Holdings LLC / Constellis
Series WI			Finance Corp.
5.625% due 04/01/25	1,275	1,084	9.750% due 05/15/20 (Å)	500	382
Charming Charlie, Inc. Term Loan B			Continental Building Products Operating
9.000% due 12/24/19 (Ê)	184	143	Co. LLC 1st Lien Term Loan
Chase Issuance Trust			4.000% due 08/28/20 (Ê)	1,687	1,646
Series 2013-A7 Class A			ConvergeOne Holdings Corp. Covenant-
0.617% due 09/15/20 (Ê)	1,595	1,598	Lite 1st Lien Term Loan
Checkout Holding Corp. Covenant-Lite			6.000% due 06/17/20 (Ê)	246	240
1st Lien Term Loan B			Covanta Holding Corp.
4.500% due 04/09/21 (Ê)	1,970	1,535	6.375% due 10/01/22	1,725	1,626
Checkout Holding Corp. Covenant-Lite			CPI Buyer LLC Covenant-Lite 2nd Lien
2nd Lien Term Loan			Term Loan
7.750% due 04/09/22 (Ê)	750	418	8.500% due 08/18/22 (Å)(Ê)	3,150	2,929
Chelsea Petroleum Products Term Loan			CPI Card Group, Inc. Covenant-Lite
B			Term Loan B
5.250% due 07/07/22	981	925	6.750% due 08/17/22 (Ê)	180	176
Chemours Co. (The)			CPM Holdings, Inc. 2nd Lien Term Loan
6.125% due 05/15/23 (Þ)	2,380	1,616	10.250% due 02/12/22 (Å)	3,980	3,958
Chrysler Group LLC 1st Lien Term			Crowne Group LLC
Loan B			Zero coupon due 09/30/20	494	469
3.250% due 12/31/18 (Ê)	1,479	1,467	CSC Holdings LLC
CHS/Community Health Systems, Inc.			5.250% due 06/01/24	1,150	1,015
6.875% due 02/01/22	1,355	1,226	DaVita HealthCare Partners, Inc.
CHS/Community Health Systems, Inc.			5.125% due 07/15/24	1,800	1,810
1st Lien Term Loan F			DBP Holding Corp.

See accompanying notes which are an integral part of this quarterly report.

124 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.750% due 10/15/20 (Þ)	3,000	1,770	11.500% due 10/06/23 (Å)	3,020	2,839
Dell International LLC Term Loan B2			FPC Holdings, Inc. 1st Lien Term Loan
4.000% due 04/29/20 (Ê)	993	989	5.250% due 11/27/19 (Ê)	983	679
Denbury Resources, Inc.			FPC Holdings, Inc. 2nd Lien Term Loan
6.375% due 08/15/21	680	245	9.250% due 05/27/20 (Å)(Ê)	2,000	1,320
5.500% due 05/01/22	965	338	Fresenius US Finance II, Inc.
Dollar Tree, Inc.			4.500% due 01/15/23 (Å)	163	163
5.750% due 03/01/23 (Þ)	1,310	1,380	Frontier Communications Corp.
Dollar Tree, Inc. 1st Lien Term Loan B1			8.875% due 09/15/20 (Å)	500	502
3.500% due 03/09/22 (Ê)	521	519	7.125% due 01/15/23	1,010	841
Dynegy, Inc.			7.625% due 04/15/24	1,340	1,119
5.875% due 06/01/23	310	251	FULLBEAUTY Brands Holding Corp.
Series WI			2nd Lien Term Loan
6.750% due 11/01/19	810	782	1.000% due 09/22/23 (v)	500	436
Educational Management LLC Term			FULLBEAUTY Brands, Inc. 1st Lien
Loan B			Term Loan
8.500% due 07/02/20	284	17	5.750% due 09/22/22	500	468
Emerald 3, Ltd. 2nd Lien Term Loan			General Electric Capital Corp.
8.000% due 05/09/22	800	720	0.491% due 02/15/17 (Ê)	2,000	1,999
Emerald Performance Materials LLC			General Mills, Inc.
Covenant-Lite 2nd Lien Term Loan			5.650% due 02/15/19	700	775
7.750% due 08/01/22 (Ê)	250	235	GENEX Holdings, Inc. 1st Lien Term
Emerald US, Inc. Term Loan B1			Loan
5.000% due 05/09/21	1,000	900	5.250% due 05/30/21 (Ê)	485	468
Endo Finance LLC			GENEX Holdings, Inc. 2nd Lien Term
5.750% due 01/15/22 (Þ)	2,015	2,005	Loan
5.375% due 01/15/23 (Þ)	65	65	8.750% due 05/30/22 (Ê)	250	235
Energizer Holdings, Inc.			GEO Group, Inc. (The)
5.500% due 06/15/25 (Þ)	895	832	5.125% due 04/01/23	930	883
5.500% due 06/15/25 (Å)	500	465	Getty Images, Inc. Covenant-Lite Term
			Loan B
EnergySolutions LLC Term Loan			4.750% due 10/18/19 (Ê)	1,481	956
6.750% due 05/29/20 (Ê)	1,407	1,168	GOBP Holdings, Inc. Covenant-Lite
Envision Healthcare Corp.			Term Loan B
5.125% due 07/01/22 (Þ)	2,100	2,063	4.750% due 10/21/21 (Ê)	728	693
ExamWorks Group, Inc.			Goodyear Tire & Rubber Co. (The)
5.625% due 04/15/23	1,530	1,537	7.000% due 05/15/22	1,305	1,396
Extreme Reach, Inc. 1st Lien Term			5.125% due 11/15/23	65	66
Loan B
6.750% due 02/07/20 (Ê)	1,417	1,391	Gray Television, Inc. Term Loan B
			3.750% due 06/13/21 (Ê)	893	883
Exxon Mobil Corp.			GTCR Valor Cos., Inc. 1st Lien Term
0.374% due 03/01/18 (Ê)	2,000	1,989	Loan
FCA US LLC			6.000% due 05/30/21 (Ê)	986	976
3.500% due 05/24/17 (Ê)	735	731	Gulfport Energy Corp.
Fieldwood Energy LLC 2nd Lien Term			Series WI
Loan			6.625% due 05/01/23	1,475	1,180
8.375% due 09/30/20 (Ê)	2,335	376	H&E Equipment Services, Inc.
First Data Corp.			7.000% due 09/01/22	960	878
7.000% due 12/01/23 (Þ)	4,890	4,927	Harland Clarke Holdings Corp.
5.750% due 01/15/24 (Þ)	1,585	1,573	Covenant-Lite Term Loan B4
First Quality Finance Co., Inc.			6.000% due 08/04/19 (Ê)	1,907	1,787
4.625% due 05/15/21 (Þ)	1,500	1,365	Hawaiian Telcom Communications, Inc.
Fitness International LLC Covenant-Lite			Term Loan B
Term Loan B			5.000% due 06/06/19 (Ê)	1,237	1,224
5.500% due 07/01/20 (Ê)	739	696	HCA Holdings, Inc.
Ford Credit Auto Owner Trust			6.250% due 02/15/21	2,045	2,157
Series 2013-C Class A3			HCA, Inc.
0.820% due 12/15/17	302	302	5.375% due 02/01/25	795	804
Series 2014-A Class A3			HealthSouth Corp.
0.790% due 05/15/18	827	826	5.750% due 11/01/24 (Þ)	1,280	1,263
Foresight Energy LLC / Foresight Energy			Heartland Dental Care LLC Covenant-
Finance Corp.			Lite 2nd Lien Term Loan
7.875% due 08/15/21 (Å)	13,090	10,407	9.750% due 06/21/19 (Ê)	2,200	2,046
Foundation Building Materials LLC 2nd			HGIM Corp. Covenant-Lite Term Loan B
Lien Term Loan

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 125

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 06/18/20 (Ê)	737	349	3.500% due 05/31/22 (Ê)	1,000	984
Honda Auto Receivables Owner Trust			LifePoint Health, Inc.
Series 2014-2 Class A3			5.500% due 12/01/21	2,250	2,284
0.770% due 03/19/18	916	915	Linn Energy LLC
Series 2015-2 Class A2			6.500% due 05/15/19	1,645	222
0.690% due 08/21/17	329	329	6.250% due 11/01/19	852	106
HRG Group, Inc.			Lonestar Resources America, Inc.
7.875% due 07/15/19	1,387	1,448	8.750% due 04/15/19 (Þ)	1,010	505
7.750% due 01/15/22	11,663	11,080	LTS Buyer LLC 2nd Lien Term Loan
7.750% due 01/15/22 (Þ)	680	646	8.000% due 04/01/21 (Ê)	1,510	1,444
HUB International, Ltd.			M/A-COM Technology Solutions
9.250% due 02/15/21 (Þ)	2,620	2,679	Holdings, Inc. Term Loan
7.875% due 10/01/21 (Þ)	1,400	1,228	4.500% due 05/08/21 (Ê)	628	625
Hyundai Auto Receivables Trust			MacDermid, Inc. 1st Lien Term Loan B2
Series 2014-A Class A3			4.750% due 06/07/20 (Ê)	1,980	1,839
0.790% due 07/16/18	1,060	1,059	Match Group, Inc.
IMS Health, Inc.			1.000% due 11/16/22 (Ê)	813	809
4.125% due 04/01/23 (Þ)	2,500	2,549	MCC Iowa LLC Term Loan H
Ingles Markets, Inc.			3.250% due 01/29/21 (Ê)	1,485	1,461
5.750% due 06/15/23	1,500	1,504	Meccanica Holdings USA, Inc.
International Business Machines Corp.			6.250% due 07/15/19 (Þ)	965	1,033
1.125% due 02/06/18	500	498	MedAssets, Inc.
Intrawest Operations Group, LLC Term			1.000% due 01/22/23 (Ê)	1,510	1,498
Loan			Medpace Holdings, Inc. 1st Lien Term
4.750% due 12/09/20 (Ê)	1,925	1,872	Loan B
Intrepid Aviation Group Holdings LLC /			4.750% due 04/01/21 (Ê)	736	728
Intrepid Finance Co.			Memorial Production Partners, LP /
6.875% due 02/15/19 (Þ)	1,985	1,538	Memorial Production Finance Corp.
IPC Corp. 2nd Lien Term Loan			6.875% due 08/01/22	2,360	661
10.500% due 02/06/22 (Ê)	500	400	Merck & Co., Inc.
J Crew Group, Inc. Covenant-Lite Term			0.685% due 05/18/18 (Ê)	1,875	1,876
Loan B			Mergermarket USA, Inc. 1st Lien Term
4.000% due 03/05/21 (Ê)	496	335	Loan
Jarden Corp.			4.500% due 02/04/21 (Ê)	878	850
3.750% due 10/01/21 (Þ)	1,845	2,083	Michaels Stores, Inc.
Series REGS			5.875% due 12/15/20 (Þ)	1,740	1,792
3.750% due 10/01/21	420	474	Milacron LLC / Mcron Finance Corp.
JBS USA LLC			7.750% due 02/15/21 (Þ)	1,390	1,230
7.250% due 06/01/21 (Þ)	2,585	2,343	MPH Acquisition Holdings LLC
5.875% due 07/15/24 (Þ)	120	96	6.625% due 04/01/22 (Þ)	5,970	5,977
Jo-Ann Stores LLC			MPT Operating Partnership, LP / MPT
8.125% due 03/15/19 (Þ)	2,250	1,811	Finance Corp.
Johnson & Johnson			4.000% due 08/19/22	1,000	1,090
5.550% due 08/15/17	1,150	1,231	MSC.Software Corp. 1st Lien Term Loan
			5.000% due 05/29/20 (Ê)	1,478	1,359
Joseph T Ryerson & Son, Inc.			National Vision, Inc. Covenant-Lite 2nd
9.000% due 10/15/17	4,920	3,715	Lien Term Loan
Kloeckner Pentaplast of America, Inc.			6.750% due 03/13/22 (Ê)	380	359
7.125% due 11/01/20 (Þ)	1,250	1,364	Natural Resource Partners, LP / NRP
Lamar Media Corp.			Finance Corp.
5.750% due 02/01/26 (Þ)	1,490	1,535	9.125% due 10/01/18	2,625	1,470
Laredo Petroleum, Inc.			Navient Corp.
5.625% due 01/15/22	1,230	873	4.875% due 06/17/19	1,920	1,757
Lattice Semiconductor Corp. 1st Lien			Navistar, Inc. 1st Lien Term Loan B
Term Loan B			6.500% due 08/07/20 (Ê)	500	438
5.250% due 03/10/21 (Ê)	1,489	1,385
Legacy Reserves, LP / Legacy Reserves			Neiman Marcus Group, Ltd. LLC
Finance Corp.			8.750% due 10/15/21 (Þ)	1,835	1,165
6.625% due 12/01/21	3,290	674	Neptune Finco Corp.
Level 3 Financing, Inc.			5.000% due 10/09/22 (Ê)	500	499
5.375% due 01/15/24 (Þ)	1,055	1,066	6.625% due 10/15/25 (Å)	82	85
Series WI			New Millennium Holdco, Inc.
6.125% due 01/15/21	120	126	1.000% due 12/21/20 (Ê)	509	458
5.375% due 08/15/22	620	629	Newfield Exploration Co.
Level 3 Financing, Inc. Term Loan B2			5.375% due 01/01/26	130	105

See accompanying notes which are an integral part of this quarterly report.

126 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nielsen Finance LLC / Nielsen Finance			8.250% due 01/31/22 (Ê)	7,390	5,148
Co.			PGX Holdings, Inc. Covenant-Lite 1st
5.000% due 04/15/22 (Þ)	1,570	1,584	Lien Term Loan
Nissan Auto Receivables Owner Trust			5.750% due 08/21/20 (Ê)	477	473
Series 2013-C Class A3			PHI, Inc.
0.670% due 08/15/18	1,019	1,018	5.250% due 03/15/19	1,580	1,276
Series 2014-A Class A3			Pilgrim's Pride Corp.
0.720% due 08/15/18	637	636	5.750% due 03/15/25 (Þ)	1,480	1,424
North American Lifting Holdings, Inc.			Pinnacle Foods Finance LLC
1st Lien Term Loan			4.875% due 05/01/21	1,400	1,401
5.500% due 11/27/20 (Ê)	980	701	Pipeline Supply and Service LLC Term
North American Lifting Holdings, Inc.			Loan B
Covenant-Lite 2nd Lien Term Loan			5.500% due 01/28/20 (Ê)	491	393
10.000% due 11/27/21 (Ê)	250	178	Plantronics, Inc.
North Atlantic Trading Co., Inc. 1st Lien			5.500% due 05/31/23 (Þ)	900	907
Term Loan B			Plastipak Holdings, Inc.
7.750% due 01/13/20 (Ê)	2,418	2,388	6.500% due 10/01/21 (Þ)	1,180	1,130
Novelis, Inc.			Post Holdings, Inc.
8.750% due 12/15/20	2,975	2,704	6.000% due 12/15/22 (Þ)	1,165	1,156
Novitex Acquisition Term Loan B2			7.750% due 03/15/24 (Þ)	460	490
7.500% due 07/07/20 (Ê)	245	220
			Preferred Proppants LLC Term Loan
NRG Energy, Inc.			6.750% due 08/12/20	494	189
6.250% due 07/15/22	1,500	1,237	Pre-Paid Legal Services, Inc. 2nd Lien
6.625% due 03/15/23	1,875	1,552	Term Loan
Nuance Communications, Inc.			10.250% due 07/01/20 (Ê)	500	491
5.375% due 08/15/20 (Þ)	5,950	5,950	PSPC Escrow Corp.
Numericable US LLC 1st Lien Term			6.000% due 02/01/23 (Þ)	810	702
Loan B1			Series REGS
4.500% due 05/21/20 (Ê)	197	189	6.000% due 02/01/23	1,495	1,296
Numericable US LLC 1st Lien Term
Loan B2			Qualitytech, LP/QTS Finance Corp.
4.500% due 05/21/20 (Ê)	170	164	Series WI
Numericable US LLC Term Loan B6			5.875% due 08/01/22	2,580	2,619
4.750% due 01/31/23	500	479	Quincy Newspapers, Inc. Term Loan B
NVA Holdings, Inc. 2nd Lien Term Loan			5.500% due 10/13/22	498	487
8.000% due 08/14/22 (Ê)	250	242	Range Resources Corp.
			4.875% due 05/15/25 (Þ)	1,475	1,195
Oasis Petroleum, Inc.			RCN Telecom Services LLC / RCN
6.875% due 01/15/23	1,550	883	Capital Corp.
Ocwen Loan Servicing LLC Term Loan B			8.500% due 08/15/20 (Þ)	3,996	4,016
5.500% due 02/15/18 (Ê)	935	933	Real Alloy Holding, Inc.
Opal Acquisition, Inc.			10.000% due 01/15/19 (Þ)	5,010	5,010
8.875% due 12/15/21 (Þ)	3,500	2,782	Renaissance Learning, Inc. Term Loan
Optima Specialty Steel, Inc.			4.500% due 04/09/21 (Ê)	983	937
12.000% due 12/30/16 (Å)	3,700	2,941
Optimas OE Solutions Holding LLC /			Rent-A-Center, Inc.
			6.625% due 11/15/20	1,700	1,411
Optimas OE Solutions, Inc.			4.750% due 05/01/21	370	266
8.625% due 06/01/21 (Þ)	2,770	2,244	RentPath, Inc. Covenant-Lite 1st Lien
Paragon Offshore PLC			Term Loan
6.750% due 07/15/22 (Þ)	3,255	415	6.250% due 12/17/21 (Ê)	1,980	1,574
Party City Holdings, Inc.			Revlon Consumer Products Corp.
6.125% due 08/15/23 (Þ)	1,695	1,644	5.750% due 02/15/21	3,480	3,393
Patterson Medical Holdings Inc. 2nd
Lien Term Loan			Reynolds Group Issuer, Inc.
8.750% due 08/14/23 (Å)	3,490	3,385	5.750% due 10/15/20	2,605	2,608
Pelican Products, Inc. Covenant-Lite			6.875% due 02/15/21	5	5
Term Loan			8.250% due 02/15/21	40	37
5.250% due 04/11/20 (Ê)	990	950	Rite Aid Corp.
Petco Animal Supplies, Inc. Term Loan			6.125% due 04/01/23 (Þ)	1,125	1,187
1.000% due 01/11/23 (v)	415	407	Riverbed Technology, Inc. Term Loan B
PetSmart, Inc. Term Loan B			6.000% due 04/27/22 (Ê)	1,985	1,964
4.250% due 03/10/22 (Ê)	1,990	1,925	Rovi Solutions Corp. Syndicated Loans
Pfizer, Inc.			Covenant-Lite Term Loan B
0.471% due 05/15/17 (Ê)	1,835	1,831	3.750% due 07/02/21 (Ê)	985	931
PFS Acquisition LLC 2nd Lien Term			RP Crown Parent LLC Term Loan
Loan			6.000% due 12/21/18 (Ê)	980	858

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 127

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
RPI Finance Trust Term Loan B4			Series WI
3.500% due 12/11/20	990	987	6.125% due 07/15/23	3,385	3,267
RR Donnelley & Sons Co.			SunCoke Energy Partners, LP / SunCoke
6.000% due 04/01/24	1,700	1,436	Energy Partners Finance Corp.
Sabine Pass Liquefaction LLC			7.375% due 02/01/20 (Å)	2,505	1,421
5.625% due 02/01/21	5,467	5,002	7.375% due 02/01/20 (Þ)	245	139
5.625% due 04/15/23	165	145	Sungard Availability Services Capital,
Series WI			Inc. Covenant-Lite 1st Lien Term
5.625% due 03/01/25	525	452	Loan B
Scientific Games International, Inc.			6.000% due 03/31/19 (Ê)	1,324	1,095
6.250% due 09/01/20	2,740	1,301	Surgical Care Affiliates, Inc.
7.000% due 01/01/22 (Þ)	1,700	1,598	6.000% due 04/01/23 (Þ)	2,350	2,268
Scientific Games International, Inc.			Targa Resources Partners, LP / Targa
Covenant-Lite Term Loan B1			Resources Partners Finance Corp.
6.000% due 10/18/20 (Ê)	2,205	1,970	6.750% due 03/15/24 (Þ)	2,385	1,968
			TCH-2 Holdings LLC Covenant-Lite 1st
SCS Holdings, Inc.			Lien Term Loan
6.000% due 10/30/22 (Ê)	494	487	5.500% due 05/12/21 (Ê)	1,384	1,329
Sealed Air Corp.			TCH-2 Holdings LLC Covenant-Lite 2nd
4.500% due 09/15/23 (Þ)	1,775	1,981	Lien Term Loan
Series REGS			8.750% due 11/12/21 (Ê)	500	460
4.500% due 09/15/23	2,190	2,444	Team Health, Inc.
SeaWorld Parks & Entertainment, Inc.			7.250% due 12/15/23 (Þ)	1,940	2,027
Incremental Term Loan 3
4.000% due 05/14/20 (Ê)	443	431	Tenet Healthcare Corp.
			4.375% due 10/01/21	1,490	1,470
Sequa Corp.			8.125% due 04/01/22	8,000	8,020
7.000% due 12/15/17 (Þ)	2,095	545
Shale-Inland Holdings LLC / Shale-			Series WI
Inland Finance Corp.			6.750% due 06/15/23	1,320	1,221
8.750% due 11/15/19 (Þ)	2,030	1,269	Tenneco, Inc.
Signode Industrial Group US, Inc.			5.375% due 12/15/24	665	673
Covenant-Lite 1st Lien Term Loan B			TerraForm Power Operating LLC
3.750% due 05/01/21 (Ê)	1,017	971	5.875% due 02/01/23 (Þ)	1,535	1,224
Simmons Foods, Inc.			The Active Network, Inc. 1st Lien Term
7.875% due 10/01/21 (Þ)	460	407	Loan
Sinclair Television Group, Inc.			5.500% due 11/15/20 (Ê)	1,231	1,182
5.375% due 04/01/21	1,330	1,335	Time, Inc.
6.375% due 11/01/21	665	685	5.750% due 04/15/22 (Þ)	1,475	1,294
SIRVA Worldwide, Inc. Term Loan			T-Mobile USA, Inc.
7.500% due 03/27/19 (Ê)	1,907	1,830	6.542% due 04/28/20	130	134
Six Flags Entertainment Corp.			6.633% due 04/28/21	285	295
5.250% due 01/15/21 (Þ)	2,220	2,261	6.000% due 03/01/23	2,220	2,232
SourceHOV LLC 1st Lien Term Loan B			TMS International Corp.
7.750% due 10/31/19 (Ê)	969	851	7.625% due 10/15/21 (Þ)	2,420	1,869
Sprint Communications, Inc.			Tower Development Corp. Term Loan
9.125% due 03/01/17	410	408	6.750% due 01/02/17 (Å)	2,561	2,561
8.375% due 08/15/17	2,290	2,216	Toyota Auto Receivables Owner Trust
6.000% due 11/15/22	2,075	1,395	Series 2015-B Class A2A
			0.770% due 11/15/17	600	600
Sprint Corp.			Toys "R" Us Property Co. I LLC Term
Series WI
7.250% due 09/15/21	3,395	2,444	Loan B
			6.000% due 08/21/19 (Ê)	1,665	1,487
Staples, Inc. Term Loan B
1.000% due 04/24/21 (Ê) (v)	500	496	TransDigm, Inc.
Steak N' Shake Operations, Inc. Term			5.500% due 10/15/20	4,390	4,280
Loan			6.000% due 07/15/22	710	696
4.750% due 03/19/21 (Ê)	724	715	TreeHouse Foods, Inc.
SterlingBackcheck, Inc. 2nd Lien Term			6.000% due 02/15/24 (Þ)	1,620	1,667
Loan			Tribune Media Co. Term Loan
8.750% due 06/08/23	3,960	3,841	3.750% due 12/27/20 (Ê)	498	488
Suburban Propane Partners, LP/			Tronox Finance LLC
Suburban Energy Finance Corp.			6.375% due 08/15/20	1,225	756
7.375% due 08/01/21	1,440	1,411	7.500% due 03/15/22 (Þ)	1,495	901
5.750% due 03/01/25	1,025	851	United Airlines, Inc. Term Loan B
Summit Materials LLC / Summit			3.250% due 04/01/19 (Ê)	980	971
Materials Finance Corp.			United Rentals NA, Inc.

See accompanying notes which are an integral part of this quarterly report.

128 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
7.625% due 04/15/22	1,260	1,296	6.000% due 05/16/24	13,000		3,835
United States Treasury Notes			9.750% due 05/17/35	2,000		681
2.250% due 11/15/24	1,500	1,545	5.500% due 04/12/37	9,000		2,619
Univision Communications, Inc.			Venezuela Government International
6.750% due 09/15/22 (Þ)	1,305	1,344	Bond
5.125% due 05/15/23 (Þ)	1,030	999	Series REGS
US Foods, Inc.			7.000% due 12/01/18	3,000		1,103
8.500% due 06/30/19	12,480	12,418	7.750% due 10/13/19	7,000		2,363
UTEX Industries, Inc. Covenant-Lite 1st			12.750% due 08/23/22	1,000		383
Lien Term Loan B						19,116
5.000% due 05/22/21 (Ê)	1,182	674	Vietnam - 0.1%
UTEX Industries, Inc. Covenant-Lite			Vietnam Government International Bond
2nd Lien Term Loan B			6.750% due 01/29/20 (Þ)	1,500		1,634
8.250% due 05/22/22 (Å)(Ê)	1,910	764
Valeant Pharmaceuticals International,			Total Long-Term Fixed Income
Inc.
5.625% due 12/01/21 (Þ)	1,685	1,533	Investments
5.500% due 03/01/23 (Þ)	1,800	1,588	(cost $1,566,763)			1,388,729
5.875% due 05/15/23 (Þ)	1,930	1,727
Varsity Brands, Inc. 1st Lien Term Loan			Common Stocks - 0.0%
5.000% due 12/11/21	1,238	1,227	United States - 0.0%
Verdesion Life Sciences LLC Term Loan			Educational Management(Æ)(Þ)	4,460,190		14
6.000% due 07/01/20 (Ê)	1,429	1,358
Vertellus Specialties, Inc. Term Loan B			Total Common Stocks
10.500% due 10/31/19 (Ê)	370	251	(cost $327)			14
Vince LLC 1st Lien Term Loan B
5.750% due 11/27/19 (Ê)	257	231	Preferred Stocks - 0.0%
VWR Funding, Inc.			United States - 0.0%
4.625% due 04/15/22 (Þ)	2,475	2,508	Education Management Corp.(Æ)	2,128		4
Walter Investment Management Corp.
Series WI			Total Preferred Stocks
7.875% due 12/15/21	1,635	1,181
Washington Inventory Service 2nd Lien			(cost $297)			4
Term Loan
10.250% due 06/20/19 (Å)(Ê)	2,600	2,132	Options Purchased - 0.0%
Watco Cos. LLC / Watco Finance Corp.			(Number of Contracts)
6.375% due 04/01/23 (Þ)	1,810	1,738	Inflationary Floor Options
Wayne Merger Sub LLC			Feb 2016 18.00 Put (1)	297,000	(ÿ)	168
8.250% due 08/01/23 (Þ)	4,680	4,095	Total Options Purchased
William Morris Endeavor Entertainment			(cost $106)			168
LLC Covenant-Lite Term Loan			Warrants & Rights - 0.0%
5.250% due 05/06/21 (Ê)	1,478	1,441	United States - 0.0%
			Educational Management Corp.(Æ)
WMG Acquisition Corp.			2021 Warrants	1,564,221		—
6.750% due 04/15/22 (Þ)	4,020	3,538

Series REGS			Total Warrants & Rights
6.250% due 01/15/21	3,456	3,828
World Endurance Holdings Term Loan			(cost $—)			—
5.250% due 06/26/21 (Ê)	990	965
Zayo Group LLC / Zayo Capital, Inc.			Short-Term Investments - 10.7%
Series WI			Australia - 0.2%
6.000% due 04/01/23	8,250	8,064	Australia & New Zealand Banking
Zebra Technologies Corp.			Group, Ltd.
7.250% due 10/15/22	1,250	1,300	0.414% due 07/15/16 (Ê)(Þ)	150		150
ZF NA Capital, Inc.			Commonwealth Bank of Australia
4.500% due 04/29/22 (Þ)	1,735	1,672	0.434% due 06/03/16 (Ê)(Þ)	1,560		1,559
		537,948	Westpac Banking Corp.
Venezuela, Bolivarian Republic of - 1.2%			0.665% due 11/25/16 (Ê)	1,875		1,875
Petroleos de Venezuela SA						3,584
5.375% due 04/12/27	15,000	4,350	Canada - 0.4%
Series REGS			Canadian Imperial Bank of Commerce
5.250% due 04/12/17	2,600	1,014
8.500% due 11/02/17	2,667	1,100	1.140% due 07/18/16 (Ê)	2,000		2,002
9.000% due 11/17/21	5,000	1,668	Province of British Columbia
			Zero coupon due 02/05/16 (ç)(~)	1,500		1,500

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 129

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
	or Shares			$		or Shares	$
Royal Bank of Canada					0.230% due 03/03/16 (§)	4,900	4,899
0.374% due 09/06/16 (Ê)(Þ)		1,875		1,874	0.112 due 04/07/16 (§)	5,500	5,497
				5,376	0.320 due 06/16/16 (§)	1,000	999
China - 0.1%					Verizon Communications, Inc.
China Government Bond					Series FRN
1.400% due 08/18/16	CNY	13,500		2,010	1.867% due 09/15/16 (Ê)	1,875	1,886
Mexico - 0.1%					Victory Receivables Corp.
Mexican Udibonos
Series S					Zero coupon due 02/19/16 (ç)(Þ)(~)	900	900
					Wells Fargo Bank NA
5.000% due 06/16/16	MXN	28,183		1,582	Series BKNT
Netherlands - 0.1%
Shell International Finance BV					0.479% due 06/02/16 (Ê)	1,165	1,165
0.531% due 11/15/16 (Ê)		2,250		2,248	Working Capital Management Co.
United Kingdom - 0.1%					1.000% due 02/01/16 (ç)(Þ)(~)	1,000	1,000
Vodafone Group PLC					WPX Energy, Inc.
Series FRN					5.250% due 01/15/17	3,130	2,997
0.718% due 02/19/16 (Ê)		1,405		1,405			154,947
United States - 9.7%					Total Short-Term Investments
American Express Credit Corp.					(cost $172,125)		171,152
1.128% due 07/29/16 (Ê)		835		835
Anheuser-Busch InBev Finance, Inc.					Total Investments 97.9%
0.811% due 01/27/17 (Ê)		820		817	(identified cost $1,739,618)		1,560,067
1.125% due 01/27/17		300		300
Apple, Inc.					Other Assets and Liabilities, Net
0.663% due 05/03/16 (Ê)		725		725	- 2.1%		33,431
AT&T, Inc.					Net Assets - 100.0%		1,593,498
2.400% due 08/15/16		1,820		1,832
Autobahn Funding Co. LLC
0.426% due 02/01/16 (ç)(~)		750		750
ConocoPhillips Qatar Funding, Ltd.
1.000% due 02/05/16 (ç)(~)		1,000		1,000
CPPIB Capital, Inc.
0.548% due 02/17/16 (ç)(Þ)(~)		1,750		1,750
Credit Agricole
0.420% due 02/04/16 (ç)(~)		1,000		1,000
ENI Finance USA, Inc.
Zero coupon due 02/02/16 (ç)(Þ)(~)		1,500		1,500
Johnson & Johnson
0.395% due 11/28/16 (Ê)		710		710
JPMorgan Chase & Co.
Series MTn
0.775% due 11/18/16 (Ê)		1,620		1,619
Matchpoint Finance PLC
Zero coupon due 02/11/16 (ç)(~)		1,500		1,500
Optima Specialty Steel, Inc.
12.500% due 12/15/16 (Þ)		2,030		1,695
PACCAR Financial Corp.
0.581% due 02/08/16 (Ê)		1,200		1,200
Private Export Funding Corp.
1.000% due 06/20/16 (Þ)(~)		1,000		997
Regency Markets No 1 LLC
0.010% due 02/16/16 (ç)(Þ)(~)		1,700		1,700
Russell U.S. Cash Management Fund		111,744,480	(8)	111,744
Toyota Motor Credit Corp.
0.611% due 05/17/16 (Ê)		2,070		2,070
UBS AG/Stamford CT
0.781% due 09/26/16 (Ê)		1,860		1,860
United States Treasury Bills

See accompanying notes which are an integral part of this quarterly report.

130 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per	Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)	Unit	(000)	(000)
Securities		Date			or shares	$	$	$
3.3%
1011778 BC Unlimited Liability Co. Term Loan B2		05/14/15		500,000		99.88	499	502
Berry Plastics Corp.		09/16/15			82,000	100.00	82	84
Blue Coat Holdings, Inc.		05/19/15		250,000		100.00	250	252
Building Materials Corp. of America		09/22/15		163,000		100.00	163	166
Century Aluminum Co.		05/23/13		10,395,000		100.66	10,463	6,783
Cole Park CLO, Ltd.		10/30/15		250,000		89.84	225	195
Connolly Corp. Covenant-Lite 2nd Lien Term Loan		05/09/14		5,970,000		99.46	5,938	5,866
Constellis Holdings LLC / Constellis Finance Corp.		05/06/15		500,000		99.57	498	382
CPI Buyer LLC Covenant-Lite 2nd Lien Term Loan		10/30/15		3,150,000		98.11	3,091	2,929
CPM Holdings, Inc. 2nd Lien Term Loan		04/02/15		3,980,000		97.50	3,880	3,958
Energizer Holdings, Inc.		05/15/15		500,000		96.04	480	465
Foresight Energy LLC / Foresight Energy Finance Corp.		08/16/13		13,090,000		98.50	12,894	10,407
Foundation Building Materials LLC 2nd Lien Term Loan		10/07/15		3,020,000		94.00	2,839	2,839
FPC Holdings, Inc. 2nd Lien Term Loan		05/23/13		2,000,000		98.00	1,960	1,320
Fresenius US Finance II, Inc.		09/16/15		163,000		100.00	163	163
Frontier Communications Corp.		09/11/15		500,000		99.77	499	502
Linxens France SA 2nd Lien Term Loan		07/31/15		1,840,000		99.00	1,822	1,785
Mallinckrodt International Finance SA		09/09/15			82,000	100.00	82	77
Neptune Finco Corp.		09/25/15			82,000	100.00	82	85
Optima Specialty Steel, Inc.		01/20/15		3,700,000		100.00	3,700	2,941
Patterson Medical Holdings Inc. 2nd Lien Term Loan		08/14/15		3,490,000		99.00	3,455	3,385
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.		01/13/15		1,745,000		101.16	1,765	990
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.		07/16/15		760,000		99.76	758	431
Tower Development Corp. Term Loan		10/29/14		2,560,650		99.25	2,541	2,561
UTEX Industries, Inc. Covenant-Lite 2nd Lien Term Loan B		05/16/14		1,910,000		99.50	1,900	764
Washington Inventory Service 2nd Lien Term Loan		01/10/13		2,600,000		97.50	2,535	2,132
								51,964
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
Euro-Bobl Futures			62	EUR	8,211	03/16		97
Euro-Bund Futures			12	EUR	1,960	03/16		54
Euro-Schatz Futures			56	EUR	6,262	03/16		16
Long Gilt Futures			11	GBP	1,324	03/16		40
United States 2 Year Treasury Note Futures			267	USD	58,373	03/16		241
United States 5 Year Treasury Note Futures			500	USD	60,336	03/16		786
United States 10 Year Treasury Note Futures			630	USD	81,634	03/16		1,728
United States Long Bond Futures			111	USD	17,874	03/16		593
United States Ultra Bond Futures			5	USD	831	03/16		42
Short Positions
Canada Government 10 Year Bond Futures			221	CAD	31,568	03/16		(395)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								3,202

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD	29		BRL	117	02/19/16		—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 131

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	39	BRL	159	02/19/16	1
Bank of America	USD	1,027	BRL	4,051	02/19/16	(19)
Bank of America	USD	19	CZK	472	02/19/16	—
Bank of America	USD	84	CZK	2,081	02/19/16	(1)
Bank of America	USD	1	IDR	17,897	02/19/16	—
Bank of America	USD	31	IDR	445,062	02/19/16	1
Bank of America	USD	1,023	IDR	14,538,206	02/19/16	37
Bank of America	USD	83	KRW	97,401	02/19/16	(2)
Bank of America	USD	107	KRW	130,335	02/19/16	1
Bank of America	USD	3,508	KRW	4,126,088	02/19/16	(95)
Bank of America	USD	23	PEN	78	02/19/16	(1)
Bank of America	USD	24	PEN	84	02/19/16	—
Bank of America	USD	1,048	PEN	3,551	02/19/16	(27)
Bank of America	USD	49	PLN	196	02/19/16	(1)
Bank of America	USD	67	PLN	269	02/19/16	(1)
Bank of America	USD	62	RUB	4,468	02/19/16	(4)
Bank of America	USD	99	RUB	7,783	02/19/16	3
Bank of America	USD	1,031	RUB	70,487	02/19/16	(101)
Bank of America	USD	86	SGD	124	02/19/16	1
Bank of America	USD	24	TRY	75	02/19/16	1
Bank of America	USD	44	TRY	132	02/19/16	1
Bank of America	USD	82	TRY	250	02/19/16	3
Bank of America	USD	145	TRY	439	02/19/16	2
Bank of America	CZK	624	USD	25	02/19/16	—
Bank of America	CZK	1,572	USD	64	02/19/16	1
Bank of America	HKD	43	USD	6	02/19/16	—
Bank of America	HKD	94	USD	12	02/19/16	—
Bank of America	HUF	632	USD	2	02/19/16	—
Bank of America	HUF	4,739	USD	17	02/19/16	—
Bank of America	IDR	59,656	USD	4	02/19/16	—
Bank of America	IDR	1,483,540	USD	103	02/19/16	(5)
Bank of America	IDR	48,460,688	USD	3,408	02/19/16	(125)
Bank of America	INR	2,186	USD	32	02/19/16	—
Bank of America	INR	2,796	USD	41	02/19/16	—
Bank of America	INR	236,648	USD	3,533	02/19/16	57
Bank of America	PHP	1,708	USD	36	02/19/16	—
Bank of America	PHP	2,747	USD	57	02/19/16	(1)
Bank of America	PHP	167,438	USD	3,523	02/19/16	24
Bank of America	PLN	59	USD	15	02/19/16	—
Bank of America	PLN	81	USD	20	02/19/16	—
Bank of America	RUB	14,893	USD	208	02/19/16	12
Bank of America	RUB	25,945	USD	331	02/19/16	(11)
Bank of America	RUB	234,958	USD	3,436	02/19/16	337
Bank of America	SGD	1	USD	1	02/19/16	—
Bank of America	TWD	313	USD	10	02/19/16	—
Bank of America	TWD	993	USD	29	02/19/16	—
Bank of America	TWD	34,934	USD	1,062	02/19/16	19
Barclays	USD	6	BRL	23	02/02/16	—
Barclays	USD	6	BRL	23	02/02/16	—
Barclays	USD	144	BRL	581	02/02/16	2
Barclays	USD	585	BRL	2,348	02/02/16	2
Barclays	USD	773	BRL	3,126	02/02/16	8
Barclays	USD	3,913	BRL	15,717	02/02/16	17
Barclays	USD	758	BRL	3,126	03/02/16	17
Barclays	USD	650	COP	2,141,100	02/16/16	2
Barclays	USD	1,092	EUR	1,000	02/16/16	(9)
Barclays	USD	52	IDR	722,841	02/16/16	1
Barclays	USD	166	IDR	2,285,777	02/16/16	1
Barclays	USD	383	INR	26,124	02/16/16	1
Barclays	USD	608	INR	40,836	02/16/16	(8)
Barclays	USD	517	MXN	9,284	02/16/16	(6)
Barclays	USD	1,019	MXN	18,380	02/16/16	(7)
Barclays	USD	1,160	MXN	21,577	02/16/16	29

See accompanying notes which are an integral part of this quarterly report.

132 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	445	MYR	1,850	02/16/16	2
Barclays	USD	211	NGN	43,858	03/09/16	—
Barclays	USD	1,266	RUB	96,737	02/16/16	11
Barclays	USD	1,163	TRY	3,541	02/16/16	31
Barclays	USD	1,220	TWD	40,876	02/16/16	—
Barclays	BRL	23	USD	6	02/02/16	—
Barclays	BRL	23	USD	6	02/02/16	—
Barclays	BRL	581	USD	144	02/02/16	(2)
Barclays	BRL	2,348	USD	581	02/02/16	(6)
Barclays	BRL	3,126	USD	764	02/02/16	(17)
Barclays	BRL	15,717	USD	3,888	02/02/16	(42)
Barclays	BRL	7,657	USD	1,853	04/04/16	(25)
Barclays	COP	467,309	USD	141	02/16/16	(1)
Barclays	COP	8,606,851	USD	2,625	02/16/16	6
Barclays	EUR	1,398	PLN	6,110	02/16/16	(18)
Barclays	HUF	107,313	USD	369	02/16/16	(5)
Barclays	IDR	7,409,968	USD	530	02/16/16	(10)
Barclays	IDR	10,314,900	USD	730	02/16/16	(23)
Barclays	MYR	1,304	USD	305	02/16/16	(10)
Barclays	NGN	131,130	USD	620	02/25/16	(24)
Barclays	NGN	46,591	USD	219	03/09/16	(5)
Barclays	RON	2,468	USD	597	02/16/16	10
Barclays	THB	41,915	USD	1,170	02/16/16	(3)
Barclays	TWD	26,820	USD	799	02/16/16	(2)
Barclays	ZAR	1,527	USD	90	02/16/16	(6)
Barclays	ZAR	2,815	USD	169	02/16/16	(8)
Barclays	ZAR	13,004	USD	785	02/16/16	(31)
BNP Paribas	USD	8,403	ILS	33,203	02/19/16	(17)
BNP Paribas	CHF	1,825	USD	1,817	02/19/16	34
BNP Paribas	CHF	6,083	USD	6,055	02/19/16	113
BNP Paribas	CHF	8,517	USD	8,477	02/19/16	158
Citigroup	NGN	465,685	USD	2,181	03/09/16	(56)
Citigroup	NGN	147,270	USD	676	04/07/16	10
Deutsche Bank	USD	460	IDR	6,352,117	02/02/16	1
HSBC	USD	597	NGN	155,229	03/09/16	149
HSBC	HKD	8,283	USD	1,069	02/19/16	4
HSBC	MYR	3,489	USD	795	02/16/16	(48)
HSBC	NGN	129,363	USD	620	02/25/16	(15)
HSBC	NGN	85,670	USD	401	03/09/16	(10)
JPMorgan Chase	USD	360	BRL	1,455	02/02/16	4
JPMorgan Chase	USD	360	BRL	1,456	02/02/16	4
JPMorgan Chase	USD	366	BRL	1,479	02/02/16	4
JPMorgan Chase	USD	773	BRL	3,126	02/02/16	8
JPMorgan Chase	USD	1,131	BRL	4,574	02/02/16	12
JPMorgan Chase	USD	759	BRL	3,126	03/02/16	16
JPMorgan Chase	USD	52	IDR	722,841	02/16/16	1
JPMorgan Chase	USD	608	INR	40,836	02/16/16	(8)
JPMorgan Chase	USD	1,019	MXN	18,380	02/16/16	(7)
JPMorgan Chase	USD	100	RON	416	02/16/16	(1)
JPMorgan Chase	USD	1,164	RUB	89,119	02/16/16	12
JPMorgan Chase	USD	1,270	RUB	96,737	02/16/16	6
JPMorgan Chase	USD	1,163	TRY	3,541	02/16/16	30
JPMorgan Chase	USD	1,170	TWD	39,277	02/16/16	3
JPMorgan Chase	BRL	1,455	USD	357	02/02/16	(6)
JPMorgan Chase	BRL	1,456	USD	357	02/02/16	(6)
JPMorgan Chase	BRL	1,479	USD	368	02/02/16	(2)
JPMorgan Chase	BRL	3,126	USD	766	02/02/16	(16)
JPMorgan Chase	BRL	4,574	USD	1,140	02/02/16	(4)
JPMorgan Chase	BRL	10,812	USD	2,527	07/05/16	(49)
JPMorgan Chase	BRL	11,675	USD	2,740	07/05/16	(43)
JPMorgan Chase	EUR	1,398	PLN	6,110	02/16/16	(18)
JPMorgan Chase	EUR	2,186	USD	2,381	02/16/16	12
JPMorgan Chase	HUF	107,313	USD	369	02/16/16	(4)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 133

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	IDR	6,338,101	USD	451	02/16/16	(11)
JPMorgan Chase	MYR	5,966	USD	1,350	02/16/16	(90)
JPMorgan Chase	TWD	26,820	USD	800	02/16/16	(1)
Royal Bank of Canada	USD	3,563	CZK	89,554	02/19/16	28
Royal Bank of Canada	USD	3,529	PLN	14,015	02/19/16	(94)
Royal Bank of Canada	USD	3,547	SGD	5,061	02/19/16	5
Royal Bank of Canada	USD	1,036	TRY	3,064	02/19/16	(5)
Royal Bank of Canada	USD	3,455	TRY	10,213	02/19/16	(17)
Royal Bank of Canada	CZK	26,866	USD	1,069	02/19/16	(9)
Royal Bank of Canada	HUF	309,947	USD	1,064	02/19/16	(15)
Royal Bank of Canada	PLN	4,205	USD	1,059	02/19/16	29
Standard Chartered	USD	310	ARS	5,441	11/23/16	15
Standard Chartered	USD	309	BRL	1,239	02/02/16	1
Standard Chartered	USD	315	BRL	1,275	02/02/16	3
Standard Chartered	USD	720	BRL	2,907	02/02/16	7
Standard Chartered	USD	773	BRL	3,126	02/02/16	8
Standard Chartered	USD	2,649	BRL	10,812	02/02/16	54
Standard Chartered	USD	2,862	BRL	11,675	02/02/16	57
Standard Chartered	USD	759	BRL	3,126	03/02/16	16
Standard Chartered	USD	210	COP	698,670	02/16/16	3
Standard Chartered	USD	336	COP	1,002,338	05/12/16	(35)
Standard Chartered	USD	1,301	EUR	1,190	02/16/16	(11)
Standard Chartered	USD	6,052	EUR	5,555	02/19/16	(31)
Standard Chartered	USD	52	IDR	722,841	02/16/16	1
Standard Chartered	USD	494	IDR	6,827,416	02/16/16	4
Standard Chartered	USD	608	INR	40,836	02/16/16	(8)
Standard Chartered	USD	6,077	JPY	712,950	02/19/16	(188)
Standard Chartered	USD	8,508	JPY	998,130	02/19/16	(262)
Standard Chartered	USD	1,019	MXN	18,380	02/16/16	(7)
Standard Chartered	USD	300	MYR	1,260	02/16/16	4
Standard Chartered	USD	685	MYR	2,847	02/16/16	3
Standard Chartered	USD	110	NGN	23,316	03/09/16	2
Standard Chartered	USD	596	NGN	155,228	03/09/16	149
Standard Chartered	USD	597	NGN	155,228	03/09/16	149
Standard Chartered	USD	950	NGN	239,400	04/07/16	133
Standard Chartered	USD	1,009	PLN	4,046	02/16/16	(18)
Standard Chartered	USD	1,113	PLN	4,552	02/16/16	2
Standard Chartered	USD	4,651	THB	169,649	02/16/16	95
Standard Chartered	USD	1,849	TRY	5,504	02/02/16	13
Standard Chartered	USD	1,162	TRY	3,541	02/16/16	31
Standard Chartered	BRL	1,239	USD	307	02/02/16	(3)
Standard Chartered	BRL	1,275	USD	314	02/02/16	(5)
Standard Chartered	BRL	2,907	USD	719	02/02/16	(8)
Standard Chartered	BRL	3,126	USD	766	02/02/16	(16)
Standard Chartered	COP	479,258	USD	145	02/16/16	(1)
Standard Chartered	DKK	12,437	USD	1,816	02/19/16	9
Standard Chartered	DKK	41,455	USD	6,052	02/19/16	32
Standard Chartered	EUR	1,398	PLN	6,110	02/16/16	(18)
Standard Chartered	IDR	653,329	USD	47	02/16/16	(1)
Standard Chartered	IDR	2,467,293	USD	179	02/16/16	(1)
Standard Chartered	IDR	3,586,682	USD	257	02/16/16	(5)
Standard Chartered	IDR	6,352,117	USD	459	02/16/16	(4)
Standard Chartered	IDR	14,492,616	USD	1,027	02/16/16	(30)
Standard Chartered	INR	44,304	USD	650	02/16/16	(1)
Standard Chartered	MXN	5,197	USD	282	02/16/16	(4)
Standard Chartered	MYR	3,019	USD	687	02/16/16	(42)
Standard Chartered	NGN	92,130	USD	370	04/07/16	(47)
Standard Chartered	PLN	5,708	EUR	1,270	02/16/16	(22)
Standard Chartered	PLN	4,552	USD	1,113	02/02/16	(2)
Standard Chartered	TRY	5,504	USD	1,841	02/16/16	(13)
Standard Chartered	TWD	26,820	USD	799	02/16/16	(1)
State Street	USD	1,774	AUD	2,584	02/19/16	54
State Street	USD	5,918	CAD	8,594	02/19/16	216

See accompanying notes which are an integral part of this quarterly report.

134 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
State Street		USD	1,881	EUR		1,732	02/04/16	(5)
State Street		USD	3,218	EUR		2,978	02/04/16	9
State Street		USD	8,028	EUR		7,357	02/04/16	(57)
State Street		USD	1,787	NOK		15,919	02/19/16	46
State Street		USD	1,773	NZD		2,756	02/19/16	10
State Street		CAD	12,031	USD		8,286	02/19/16	(303)
State Street		CHF	220	USD		221	02/04/16	6
State Street		EUR	155,202	USD	168,921		02/04/16	783
State Street		EUR	13,650	USD		14,817	02/16/16	25
State Street		GBP	23,899	USD		34,869	02/04/16	815
State Street		NOK	53,064	USD		5,957	02/19/16	(154)
State Street		NOK	74,290	USD		8,340	02/19/16	(216)
State Street		SEK	15,410	USD		1,796	02/19/16	—
UBS		USD	350	BRL		1,434	02/02/16	9
UBS		USD	376	BRL		1,522	02/02/16	4
UBS		USD	731	BRL		2,957	02/02/16	8
UBS		USD	773	BRL		3,126	02/02/16	8
UBS		USD	760	BRL		3,126	03/02/16	15
UBS		USD	510	HUF	146,834		02/01/16	—
UBS		USD	1,325	HUF	381,405		02/01/16	—
UBS		USD	52	IDR	722,841		02/16/16	1
UBS		USD	608	INR		40,836	02/16/16	(8)
UBS		USD	787	INR		53,720	02/16/16	2
UBS		USD	738	MXN		13,400	02/03/16	1
UBS		USD	1,019	MXN		18,380	02/16/16	(7)
UBS		USD	3,330	MYR		14,703	02/16/16	219
UBS		USD	1,030	PLN		4,206	02/16/16	1
UBS		BRL	1,434	USD		355	02/02/16	(4)
UBS		BRL	1,522	USD		377	02/02/16	(4)
UBS		BRL	2,957	USD		736	02/02/16	(3)
UBS		BRL	3,126	USD		766	02/02/16	(16)
UBS		CLP	513,491	USD		700	02/16/16	(18)
UBS		EUR	1,397	PLN		6,110	02/16/16	(17)
UBS		HUF	100,613	USD		350	02/16/16	—
UBS		HUF	146,834	USD		509	03/31/16	(1)
UBS		HUF	381,405	USD		1,324	03/31/16	(2)
UBS		PEN	1,048	USD		303	02/16/16	2
UBS		PHP	6,935	USD		146	02/16/16	1
UBS		RON	2,468	USD		597	02/16/16	10
UBS		THB	41,896	USD		1,170	02/16/16	(2)
UBS		TRY	277	USD		90	02/16/16	(3)
UBS	TWD		78,484	USD		2,340	02/16/16	(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								1,499

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity	Counterparty			Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Morgan Stanley			USD	26,460	1.000%	12/20/20	(3,082)
CDX Emerging Markets Index	Morgan Stanley			USD	28,420	1.000%	12/20/20	(3,311)
CDX NA High Yield Index	Goldman Sachs			USD	37,000	5.000%	12/20/20	(5)
CDX NA High Yield Index	Goldman Sachs			USD	29,000	5.000%	12/20/20	(4)
iTraxx Europe Index	Morgan Stanley			EUR	13,000	5.000%	12/20/20	783
iTraxx Europe Index	Morgan Stanley			EUR	13,000	5.000%	12/20/20	784
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($3,416)								(4,835)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 135

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Long-Term Fixed Income Investments
Argentina	$—	$16,030		$—	$16,030
Armenia	—	960		—	960
Azerbaijan	—	1,642		—	1,642
Bahrain	—	1,994		—	1,994
Belgium	—	1,534		—	1,534
Brazil	—	38,160		—	38,160
Canada	—	28,577		—	28,577
Cayman Islands	—	2,588		—	2,588
Chile	—	7,285		—	7,285
China	—	5,276		—	5,276
Colombia	—	23,016		—	23,016
Costa Rica	—	5,130		—	5,130
Croatia	—	13,883		—	13,883
Dominican Republic	—	9,810		—	9,810
Egypt	—	7,162		—	7,162
El Salvador	—	7,166		—	7,166
Ethiopia	—	860		—	860
France	—	30,667		—	30,667
Gabon	—	385		—	385
Germany	—	15,369		—	15,369
Ghana	—	4,576		—	4,576
Greece	—	2,796		—	2,796
Honduras	—	3,035		—	3,035
Hong Kong	—	3,801		—	3,801
Hungary	—	28,632		—	28,632
Indonesia	—	39,905		—	39,905
Iraq	—	3,002		—	3,002
Ireland	—	18,130		—	18,130
Israel	—	7,058		—	7,058
Italy	—	9,628		—	9,628
Ivory Coast	—	1,300		—	1,300
Jersey	—	4,847		—	4,847
Kazakhstan	—	12,837		—	12,837
Kenya	—	2,784		—	2,784
Lebanon	—	3,221		—	3,221
Lithuania	—	4,467		—	4,467
Luxembourg	—	66,100		—	66,100
Malaysia	—	28,871		—	28,871
Mexico	—	49,560		—	49,560
Mongolia	—	3,487		—	3,487
Morocco	—	1,200		—	1,200
Netherlands	—	40,757		—	40,757
Nigeria	—	939		—	939
Pakistan	—	11,754		—	11,754
Panama	—	8,284		—	8,284
Paraguay	—	5,002		—	5,002
Peru	—	7,717		—	7,717

See accompanying notes which are an integral part of this quarterly report.

136 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Philippines	—	7,898		—	7,898
Poland	—	23,006		—	23,006
Romania	—	11,889		—	11,889
Russia	—	10,300		—	10,300
Serbia	—	7,072		—	7,072
Slovenia	—	4,472		—	4,472
South Africa	—	33,497		—	33,497
Sri Lanka	—	8,675		—	8,675
Sweden	—	2,594		—	2,594
Thailand	—	16,597		—	16,597
Turkey	—	40,849		—	40,849
Ukraine	—	9,654		—	9,654
United Kingdom	—	62,344		—	62,344
United States	—	532,446		5,502	537,948
Venezuela, Bolivarian Republic of	—	19,116		—	19,116
Viet Nam	—	1,634		—	1,634
Common Stocks	—	—		14	14
Preferred Stocks	—	4		—	4
Options Purchased	—	168		—	168
Warrants & Rights	—	—		—	—
Short-Term Investments	—	171,152		—	171,152
Total Investments	—	1,554,551		5,516	1,560,067

Other Financial Instruments
Futures Contracts	3,202	—		—	3,202
Foreign Currency Exchange Contracts	113	1,386		—	1,499
Credit Default Swap Contracts	—	(4,835)		—	(4,835)
Total Other Financial Instruments*	$3,315	$(3,449)		$—	$(134)

*  Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 137

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 85.5%			Series 2012-1A Class A2
Asset-Backed Securities - 8.7%			0.727% due 02/18/20 (Ê)(Þ)	6,500	6,505
Access Group, Inc.			Series 2014-1 Class A
Series 2003-A Class A2			0.547% due 03/16/20 (Ê)	1,820	1,816
1.225% due 07/01/38 (Ê)	1,384	1,370	Capital Auto Receivables Asset Trust
Series 2004-2 Class A3			Series 2013-1 Class B
0.510% due 10/25/24 (Ê)	3,700	3,220	1.290% due 04/20/18	900	899
Accredited Mortgage Loan Trust			Series 2014-1 Class A2
Series 2006-1 Class A4			0.960% due 04/20/17	466	466
0.501% due 04/25/36 (Ê)	3,510	3,049	CarFinance Capital Auto Trust
Series 2006-2 Class A4			Series 2014-1A Class A
0.481% due 09/25/36 (Ê)	9,855	8,277	1.460% due 12/17/18 (Þ)	2,176	2,174
Ally Auto Receivables Trust			CarMax Auto Owner Trust
Series 2013-1 Class A3			Series 2013-1 Class A3
0.630% due 05/15/17	166	166	0.600% due 10/16/17	457	457
Ally Master Owner Trust			CCG Receivables Trust
Series 2013-1 Class A2			Series 2013-1 Class A2
Zero Coupon due 02/15/18	3,395	3,395	1.050% due 08/14/20 (Þ)	288	288
AmeriCredit Automobile Receivables			Series 2014-1 Class A2
Trust			1.060% due 11/15/21 (Þ)	1,631	1,625
Series 2012-4 Class B			Centex Home Equity Loan Trust
1.310% due 11/08/17	611	610	Series 2002-D Class AF4
Series 2014-2 Class A2A			5.210% due 11/25/28	72	72
0.540% due 10/10/17	246	246	Series 2006-A Class AV4
Series 2014-2 Class A2B			0.471% due 06/25/36 (Ê)	4,713	4,366
0.475% due 10/10/17 (Ê)	820	820	Chase Issuance Trust
AMMC CDO			Series 2007-A2 Class A2
Series 2015-16A Class A1			0.247% due 04/15/19 (Ê)	2,925	2,918
1.821% due 04/14/27 (Ê)(Þ)	550	540	Series 2014-A1 Class A1
ARI Fleet Lease Trust			1.150% due 01/15/19	6,560	6,572
Series 2013-A Class A3			Series 2014-A2 Class A2
0.920% due 07/15/21 (Þ)	2,956	2,951	2.770% due 03/15/23	6,750	7,013
Asset Backed Securities Corp. Home

Equity Loan Trust			Series 2014-A8 Class A8
Series 2006-HE5 Class A5			0.447% due 11/15/18 (Ê)	10,500	10,502

0.461% due 07/25/36 (Ê)	8,729	7,201	Series 2015-A4 Class A
BA Credit Card Trust			1.840% due 04/15/22	3,800	3,822
Series 2007-A1 Class A1			Series 2015-A7 Class A7
5.170% due 06/15/19	9,150	9,513	1.620% due 07/15/20	400	403
Ballyrock CLO LLC			Chesapeake Funding LLC
Series 2014-1A Class A1			Series 2014-1A Class A
1.797% due 10/20/26 (Ê)(Þ)	670	655	0.615% due 03/07/26 (Ê)(Þ)	3,406	3,397
Bank of The West Auto Trust			Series 2014-1A Class C
Series 2014-1 Class A3			1.395% due 03/07/26 (Ê)(Þ)	1,370	1,370
1.090% due 03/15/19 (Þ)	8,025	8,005	CIT Education Loan Trust
Bear Stearns Second Lien Trust			Series 2007-1 Class A
Series 2007-SV1A Class A2			0.416% due 03/25/42 (Ê)(Þ)	3,388	3,120
1.062% due 12/25/36 (Å)(Ê)	1,654	1,600	Citibank Credit Card Issuance Trust
BMW Vehicle Owner Trust			Series 2006-A7 Class A7
Series 2013-A Class A3			0.397% due 12/17/18 (Ê)	11,480	11,461
0.670% due 11/27/17	2,905	2,902	Series 2014-A3 Class A3
BNC Mortgage Loan Trust			0.395% due 05/09/18 (Ê)	2,920	2,920
Series 2007-2 Class A5			Citigroup Mortgage Loan Trust, Inc.
0.531% due 05/25/37 (Ê)	3,837	2,665	Series 2007-WFH1 Class A3
Brazos Higher Education Authority, Inc.			0.371% due 01/25/37 (Ê)	1,856	1,828
Series 2010-1 Class A2			Series 2007-WFH1 Class A4
1.529% due 02/25/35 (Ê)	5,000	4,904	0.421% due 01/25/37 (Ê)	7,880	7,338
Cabela's Credit Card Master Note Trust			CNH Equipment Trust

See accompanying notes which are an integral part of this quarterly report.

138 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-D Class A3			GM Financial Automobile Leasing Trust
0.650% due 04/16/18	58	58	Series 2015-3 Class A3
Conseco Finance Securitizations Corp.			1.690% due 03/20/19	3,060	3,064
Series 2001-4 Class A4			GMACM Home Equity Loan Trust
7.360% due 08/01/32	1,538	1,656	Series 2007-HE2 Class A2
Conseco Financial Corp.			6.054% due 12/25/37	2,998	2,925
Series 1997-7 Class A6			Series 2007-HE2 Class A3
6.760% due 07/15/28	115	117	6.193% due 12/25/37	768	754
Countrywide Asset-Backed Certificates			Green Tree Financial Corp.
Series 2006-S8 Class A3			Series 1994-1 Class A5
5.555% due 04/25/36	2,928	2,909	7.650% due 04/15/19	81	83
Series 2007-4 Class A2			Greenpoint Manufactured Housing
5.429% due 04/25/47	1,131	1,232	Series 1999-1 Class A5
Credit-Based Asset Servicing and			6.770% due 08/15/29	2,825	2,751
Securitization LLC			Series 1999-3 Class 1A7
Series 2003-CB6 Class M1			7.270% due 06/15/29	2,832	2,791
1.271% due 12/25/33 (Ê)	3,325	3,028	GSAA Trust
DRB Prime Student Loan Trust			Series 2006-2 Class 2A3
Series 2015-D Class A2			0.440% due 12/25/35 (Ê)	68	68
3.200% due 01/25/40 (Þ)	7,647	7,577	Series 2006-S1 Class 2M2
Dryden 37 Senior Loan Fund			5.850% due 08/25/34 (Å)	3,918	3,302
Series 2015-37A Class A			GSAMP Trust
1.821% due 04/15/27 (Ê)(Þ)	3,540	3,495	Series 2006-HE5 Class A2C
Dryden XXV Senior Loan Fund			0.349% due 08/25/36 (Ê)	5,710	4,879
Series 2012-25A Class A			Hertz Vehicle Financing II, LP
1.701% due 01/15/25 (Ê)(Þ)	4,000	3,947	Series 2015-2A Class A
Education Loan Asset-Backed Trust I			2.020% due 09/25/19 (Þ)	5,305	5,290
Series 2013-1 Class B1			Hertz Vehicle Financing LLC
1.221% due 11/25/33 (Ê)(Þ)	5,946	5,557	Series 2013-1A Class A1
Enterprise Fleet Financing LLC			1.120% due 08/25/17 (Þ)	4,515	4,520
Series 2013-2 Class A2			Higher Education Funding I
1.060% due 03/20/19 (Þ)	1,773	1,771	Series 2014-1 Class A
Series 2014-1 Class A2			1.283% due 05/25/34 (Ê)(Þ)	2,932	2,844
0.870% due 09/20/19 (Þ)	982	979	Home Equity Asset Trust
EquiFirst Mortgage Loan Trust			Series 2005-9 Class M1
Series 2003-2 Class M2			0.580% due 04/25/36 (Ê)	2,977	2,412
2.771% due 09/25/33 (Ê)	1,436	1,357	Series 2006-3 Class M1
Fannie Mae Grantor Trust			0.812% due 07/25/36 (Ê)	3,950	3,050
Series 2003-T4 Class 2A5

5.081% due 09/26/33	511	573	Series 2006-4 Class 2A4
Federal Home Loan Mortgage Corp.			0.454% due 08/25/36 (Ê)	3,729	3,149
Structured Pass-Through Securities			Honda Auto Receivables Owner Trust
Series 2000-30 Class A5			Series 2013-2 Class A3
7.120% due 12/25/30	341	360	0.530% due 02/16/17	1,259	1,259
First Franklin Mortgage Loan Asset			Series 2014-2 Class A3
Backed Certificates			0.770% due 03/19/18	1,685	1,683
Series 2006-FF18 Class A2B			Series 2015-2 Class A2
0.331% due 12/25/37 (Ê)	8,584	5,316	0.690% due 08/21/17	1,396	1,395
First Investors Auto Owner Trust			Series 2015-3 Class A2
Series 2014-3A Class A2			0.920% due 11/20/17	1,875	1,875
1.060% due 11/15/18 (Þ)	2,711	2,709	HSBC Home Equity Loan Trust
Ford Credit Auto Owner Trust			Series 2007-1 Class AS
Series 2013-A Class A3			0.366% due 03/20/36 (Ê)	2,418	2,408
0.550% due 07/15/17	322	322	HSI Asset Securitization Corp. Trust
Series 2013-C Class A3			Series 2007-WF1 Class 2A4
0.820% due 12/15/17	2,154	2,153	0.420% due 05/25/37 (Ê)	9,069	7,648
Series 2014-A Class A3			Hyundai Auto Receivables Trust
0.790% due 05/15/18	5,393	5,389

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 139

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-A Class A3			Series 2006-NC3 Class A5
0.560% due 07/17/17	682	682	0.431% due 10/25/36 (Ê)	6,638	3,729
Series 2013-C Class A3			Mercedes-Benz Auto Receivables Trust
1.010% due 02/15/18	6,745	6,746	Series 2014-1 Class A2
Series 2014-A Class A3			0.430% due 02/15/17	843	843
0.790% due 07/16/18	4,844	4,838	Mid-State Capital Corp. Trust
Irwin Home Equity Loan Trust			Series 2005-1 Class A
Series 2006-1 Class 2A3			5.745% due 01/15/40	1,884	2,022
5.770% due 09/25/35	3,241	3,275	MSCC Heloc Trust
IXIS Real Estate Capital Trust			Series 2007-1 Class A
Series 2006-HE1 Class A3			0.299% due 12/25/31 (Ê)	1,842	1,789
0.374% due 03/25/36 (Ê)	1,887	1,123	Nationstar Home Equity Loan Trust
Series 2006-HE1 Class A4			Series 2006-B Class M1
0.474% due 03/25/36 (Ê)	5,127	3,127	0.752% due 09/25/36 (Ê)	5,340	3,832
Series 2006-HE2 Class A3			Series 2007-A Class AV4
0.359% due 08/25/36 (Ê)	666	263	0.652% due 03/25/37 (Ê)	4,290	3,605
			Navient Student Loan Trust
Series 2006-HE2 Class A4			Series 2014-1 Class A3
0.430% due 08/25/36 (Ê)	5,505	2,234
Series 2007-HE1 Class A3			0.680% due 06/25/31 (Ê)	6,465	6,140
			Series 2014-2 Class A
0.582% due 05/25/37 (Ê)	7,171	2,425
JGWPT XXX LLC			0.806% due 03/25/43 (Ê)	5,648	5,320
Series 2013-3A Class A			Series 2014-3 Class A
4.080% due 01/17/73 (Þ)	2,059	2,148	0.786% due 03/25/43 (Ê)	5,805	5,511
JGWPT XXXII LLC			Nelnet Student Loan Trust
Series 2014-2A Class A			Series 2014-4A Class A2
3.610% due 01/17/73 (Þ)	2,479	2,482	1.119% due 11/25/43 (Ê)(Þ)	3,225	2,941
JPMorgan Mortgage Acquisition Trust			Nissan Auto Receivables Owner Trust
Series 2006-WF1Class A4			Series 2013-C Class A3
6.130% due 07/25/36	6,066	3,498	0.670% due 08/15/18	2,330	2,326
Series 2007-CH2 Class (Ê)			Series 2014-A Class A3
0.349% due 01/25/37	10,370	9,129	0.720% due 08/15/18	3,839	3,832
Lehman ABS Manufactured Housing			Panhandle-Plains Higher Education
Contract Trust			Authority, Inc.
Series 2001-B Class A6			Series 2011-1 Class A3
6.467% due 04/15/40	512	536	1.276% due 10/01/37 (Ê)	2,500	2,428
			Popular ABS Mortgage Pass-Through
Series 2001-B Class M1
6.630% due 04/15/40	1,615	1,724	Series Trust 2006-C Class A4
Lehman XS Trust			0.471% due 07/25/36 (Ê)	7,224	6,820
Series 2006-9 Class A1B
0.359% due 05/25/46 (Ê)	766	651	Series 2006-D Class A3
			0.481% due 11/25/46 (Ê)	5,455	4,732
Series 2006-13 Class 1A2			Prestige Auto Receivables Trust
0.369% due 09/25/36 (Ê)	798	713	Series 2013-1A Class A3
Series 2006-19 Class A2			1.330% due 05/15/19 (Þ)	1,935	1,935
0.369% due 12/25/36 (Ê)	1,134	953	Series 2014-1A Class A3
M&T Bank Auto Receivables Trust			1.520% due 04/15/20 (Þ)	3,360	3,353
Series 2013-1A Class A3			Purchasing Power Funding LLC
1.060% due 11/15/17 (Þ)	1,764	1,764	Series 2015-A Class A1
Mastr Asset Backed Securities Trust			3.500% due 12/15/19 (Þ)	3,080	3,069
Series 2005-NC2 Class A3			Renaissance Home Equity Loan Trust
0.471% due 11/25/35 (Ê)	5,416	3,367	Series 2005-4 Class A3
Series 2006-HE5 Class A3			5.565% due 02/25/36	106	105
0.359% due 11/25/36 (Ê)	3,794	2,302	Series 2006-1 Class AF3
Series 2006-HE5 Class A4			5.608% due 05/25/36	70	45
0.441% due 11/25/36 (Å)(Ê)	1,076	659	Series 2006-1 Class AF6
Series 2006-NC2 Class A4			5.746% due 05/25/36	1,511	1,009
0.349% due 08/25/36 (Ê)	11,242	5,131

See accompanying notes which are an integral part of this quarterly report.

140 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-2 Class AF2			Series 2008-9 Class A
5.762% due 08/25/36	227	136	1.777% due 04/25/23 (Ê)	5,086	5,070
Series 2007-1 Class AF2			Series 2008-9 Class B
5.512% due 04/25/37	4,631	2,276	2.484% due 10/25/29 (Ê)	1,300	1,226
Santander Drive Auto Receivables Trust			Series 2013-4 Class A
Series 2013-1 Class B			0.720% due 06/25/27 (Ê)	2,542	2,464
1.160% due 01/15/19	198	198	SMB Private Education Loan Trust
Series 2014-2 Class A3			Series 2015-A Class A3
0.800% due 04/16/18	2,763	2,762	1.926% due 02/17/32 (Ê)(Þ)	6,125	5,818
Series 2014-4 Class B			SoFi Professional Loan Program LLC
1.820% due 05/15/19	3,225	3,235	Series 2014-B Class A2
Series 2015-4 Class A3			2.550% due 08/27/29 (Þ)	4,594	4,598
1.580% due 09/16/19	2,910	2,914	Soundview Home Loan Trust
Saxon Asset Securities Trust			Series 2005-4 Class M2
Series 2007-2 Class A2C			0.691% due 03/25/36 (Ê)	3,870	3,267
0.461% due 05/25/47 (Ê)	6,826	4,516	South Carolina Student Loan Corp.
Scholar Funding Trust			Series 2015-A Class A
Series 2012-B Class A2			1.927% due 01/25/36 (Ê)	2,980	2,714
1.332% due 03/28/46 (Ê)(Þ)	3,500	3,500	Structured Asset Investment Loan Trust
Securitized Asset Backed Receivables			Series 2006-2 Class A3
LLC Trust			0.354% due 04/25/36 (Ê)	2,704	2,393
Series 2007-BR4 Class A2B			Structured Asset Securities Corp.
0.421% due 05/25/37 (Ê)	6,490	3,783	Mortgage Loan Trust
Series 2007-BR5 Class A2A			Series 2005-4XS Class 2A1A
0.329% due 05/25/37 (Ê)	3,582	2,358	1.906% due 03/25/35 (Ê)	1,190	1,130
Series 2007-NC1 Class A2C			Series 2006-BC6 Class A4
0.431% due 12/25/36 (Ê)	1,746	934	0.369% due 01/25/37 (Ê)	5,190	4,387
SLM Private Education Loan Trust			Series 2006-WF3 Class A4
Series 2010-A Class 2A			0.480% due 09/25/36 (Ê)	5,740	5,336
3.447% due 05/16/44 (Ê)(Þ)	6,330	6,533	Series 2007-BC1 Class A4
SLM Student Loan Trust			0.329% due 02/25/37 (Ê)	9,815	8,582
Series 2004-8 Class B			SunTrust Student Loan Trust
0.780% due 01/25/40 (Ê)	788	672	Series 2006-1A Class A4
Series 2006-2 Class A6			0.423% due 10/28/37 (Ê)(Þ)	5,000	4,594
0.490% due 01/25/41 (Ê)	4,400	3,847	Synchrony Credit Card Master Note Trust
Series 2006-8 Class A6			Series 2014-1 Class A
0.480% due 01/25/41 (Ê)	4,400	3,891	1.610% due 11/15/20	3,425	3,437
Series 2007-6 Class B			Toyota Auto Receivables Owner Trust
			Series 2014-B Class A3
1.170% due 04/27/43 (Ê)	1,280	1,098
Series 2008-2 Class B			0.760% due 03/15/18	3,000	2,997
			Series 2014-C Class A2
1.520% due 01/25/29 (Ê)	1,270	1,036
Series 2008-3 Class A3			0.510% due 02/15/17	781	781
			Series 2015-B Class A2B
1.320% due 10/25/21 (Ê)	4,937	4,839
Series 2008-3 Class B			0.407% due 11/15/17 (Ê)	3,465	3,463
			Westlake Automobile Receivables Trust
1.520% due 04/25/29 (Ê)	1,270	1,037	Series 2016-1A Class A2A
Series 2008-4 Class B
			1.820% due 01/15/19 (Þ)	1,720	1,720
2.084% due 04/25/29 (Ê)	1,290	1,170	Series 2016-1A Class A2B
Series 2008-5 Class B
			1.050% due 01/15/19 (Ê)(Þ)	1,725	1,726
2.084% due 07/25/29 (Ê)	1,290	1,197	World Financial Network Credit Card
Series 2008-6 Class B			Master Trust
2.084% due 07/25/29 (Ê)	1,290	1,185	Series 2014-A Class A
Series 2008-7 Class B			0.577% due 12/15/19 (Ê)	3,525	3,525
2.084% due 07/25/29 (Ê)	1,295	1,128	World Omni Master Owner Trust
Series 2008-8 Class B			Series 2013-1 Class A
2.484% due 10/25/29 (Ê)	1,300	1,237	0.547% due 02/15/18 (Ê)(Þ)	7,075	7,075
					509,017
			Corporate Bonds and Notes - 21.7%

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 141

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
21st Century Fox America, Inc.			3.650% due 02/01/26	7,891	7,998
4.500% due 02/15/21	3,080	3,343	4.700% due 02/01/36	4,000	4,053
3.000% due 09/15/22	2,250	2,242	4.900% due 02/01/46	5,490	5,685
AbbVie, Inc.			Anheuser-Busch InBev Worldwide, Inc
3.600% due 05/14/25	1,500	1,501	5.375% due 01/15/20	1,725	1,913
4.500% due 05/14/35	2,180	2,132	Anthem, Inc.
ACE INA Holdings, Inc.			3.125% due 05/15/22	1,175	1,154
2.300% due 11/03/20	3,560	3,571	4.650% due 01/15/43	1,780	1,694
2.875% due 11/03/22	3,730	3,779	Apache Corp.
AIG Global Funding			4.750% due 04/15/43	6,350	4,669
1.650% due 12/15/17 (Þ)	2,455	2,449	4.250% due 01/15/44	1,930	1,324
Albemarle Corp.			Apollo Management Holdings, (Þ) LP
4.150% due 12/01/24	2,020	1,974	4.000% due 05/30/24	2,995	3,028
Series 30YR			Appalachian Power Co.
5.450% due 12/01/44	3,885	3,700	4.450% due 06/01/45	2,300	2,243
Ally Financial, Inc.			Apple, IInc
3.600% due 05/21/18	5,530	5,461	0.863% due 05/03/18	10,416	10,388
3.250% due 11/05/18	3,070	3,008	Assurant, Inc.
Altria Group, Inc.			2.500% due 03/15/18	4,473	4,493
4.000% due 01/31/24	1,800	1,905	AT&T, Inc.
9.950% due 11/10/38	370	598	3.000% due 06/30/22	2,425	2,378
10.200% due 02/06/39	2,155	3,594	3.400% due 05/15/25	2,250	2,156
4.250% due 08/09/42	2,285	2,116	4.800% due 06/15/44	1,000	888
5.375% due 01/31/44	600	653	4.750% due 05/15/46	2,405	2,133
Amazon.com, Inc.			AutoNation, Inc.
4.950% due 12/05/44	2,310	2,432	4.500% due 10/01/25	5,070	5,193
American Airlines Pass-Through Trust			Avaya, Inc.
Series 2011-1 Class A			9.000% due 04/01/19 (Þ)	5,350	3,625
5.250% due 01/31/21	1,610	1,691	Axiall Corp.
Series 2013-2 Class A			4.875% due 05/15/23	3,345	3,148
4.950% due 01/15/23	4,837	5,115	Bank of America Corp.
Series 2014-1 Class B			5.750% due 12/01/17	3,495	3,717
4.375% due 10/01/22	2,172	2,139	5.875% due 01/05/21	1,075	1,214
American Express Credit Corp.
			3.300% due 01/11/23	2,950	2,906
1.125% due 06/05/17	1,200	1,194
Series F			3.875% due 08/01/25	1,175	1,187

2.600% due 09/14/20	8,170	8,220	Series MTNL
American International Group, Inc.			5.650% due 05/01/18	3,500	3,755
6.400% due 12/15/20	8,455	9,854	Bank of America NA
			Series BKNT
3.875% due 01/15/35	1,500	1,236	5.300% due 03/15/17	4,165	4,317
4.375% due 01/15/55	2,918	2,347	0.637% due 06/15/17 (Ê)	4,175	4,135
8.175% due 05/15/58	1,350	1,757	6.100% due 06/15/17	2,000	2,115
American Tower Corp.
			1.650% due 03/26/18	2,955	2,944
3.300% due 02/15/21	3,330	3,343
Ameriprise Financial, Inc.			1.750% due 06/05/18	6,965	6,953
7.518% due 06/01/66	2,705	2,625	2.050% due 12/07/18	1,815	1,816
Anadarko Petroleum Corp.			BB&T Corp.
6.375% due 09/15/17	5,000	5,050	1.197% due 06/15/18 (Ê)	4,000	4,002

6.950% due 06/15/19	1,675	1,695	Bellsouth Capital Funding Corp.
			7.875% due 02/15/30	3,130	3,771
6.450% due 09/15/36	8,482	6,784	Berkshire Hathaway, Inc.
4.500% due 07/15/44	2,680	1,783	4.500% due 02/11/43	1,100	1,106
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/23	425	431	Biogen, Inc.

See accompanying notes which are an integral part of this quarterly report.

142 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.900% due 09/15/20	6,085	6,128	3.700% due 01/12/26	2,985	2,978
Blue Cube Spinco, Inc.			4.450% due 09/29/27	6,780	6,692
10.000% due 10/15/25 (Þ)	8,205	8,861	0.943% due 08/25/36 (Ê)	2,250	1,711
BMW US Capital LLC
			4.650% due 07/30/45	2,740	2,713
0.669% due 06/02/17 (Ê)	11,200	11,124	Series O
Boardwalk Pipelines, LP
			5.875% due 12/29/49 (ƒ)	3,830	3,720
4.950% due 12/15/24	3,000	2,540	Clear Channel Worldwide Holdings, Inc.
Boston Properties, LP
5.625% due 11/15/20	1,020	1,148	6.500% Series B due 11/15/22	5,425	5,025
3.650% due 02/01/26	3,875	3,915	CNA Financial Corp.
Burlington Northern Santa Fe LLC			5.875% due 08/15/20	1,650	1,844
3.050% due 03/15/22	2,100	2,131	7.250% due 11/15/23	1,850	2,215
3.400% due 09/01/24	9,390	9,418	Coca-Cola Enterprises, Inc.
4.150% due 04/01/45	1,200	1,111	3.500% due 09/15/20	349	363
Capital One NA			Comcast Corp.
2.350% due 08/17/18	3,365	3,374	3.600% due 03/01/24	3,925	4,113
Series BKNT			Commonwealth Edison Co.
1.650% due 02/05/18	4,140	4,109	5.800% due 03/15/18	1,745	1,895
Cargill, Inc.			Compass Bank
6.000% due 11/27/17 (Þ)	3,250	3,483	Series BKNT
CBS Corp.			6.400% due 10/01/17	6,880	7,265
4.300% due 02/15/21	1,444	1,527	2.750% due 09/29/19	1,780	1,772
3.375% due 03/01/22	2,650	2,659	ConocoPhillips Co.
CCO Safari II LLC			2.875% due 11/15/21	3,260	2,987
4.464% due 07/23/22 (Þ)	7,750	7,764	4.300% due 11/15/44	1,930	1,446
4.908% due 07/23/25 (Þ)	2,925	2,928	Continental Resources, Inc.
6.384% due 10/23/35 (Þ)	3,230	3,245	4.900% due 06/01/44	750	406
Celgene Corp.			Credit Suisse
2.250% due 05/15/19	2,385	2,392	1.750% due 01/29/18	4,765	4,760
2.875% due 08/15/20	4,005	4,038	6.000% due 02/15/18	690	744
3.875% due 08/15/25	1,700	1,716	3.000% due 10/29/21	1,200	1,215
CF Industries, Inc.			Series GMTN
5.150% due 03/15/34	1,305	1,112	0.897% due 05/26/17 (Ê)	2,050	2,044
Chase Capital III			1.375% due 05/26/17	5,075	5,056
Series C			Crown Castle Towers LLC
0.964% due 03/01/27 (Ê)	1,740	1,488	4.174% due 08/15/17 (Þ)	3,880	3,957
Chesapeake Energy Corp.			3.222% due 05/15/22 (Þ)	3,610	3,610
3.539% due 04/15/19 (Ê)	3,945	1,045	CSX Corp.
5.375% due 06/15/21	1,560	406	4.250% due 06/01/21	3,075	3,300
4.875% due 04/15/22	2,755	730	CVS Health Corp.
Chevron Corp.			2.800% due 07/20/20	2,195	2,230
2.355% due 12/05/22	3,450	3,296	3.875% due 07/20/25	3,565	3,685

CHS/Community Health Systems, Inc.			5.125% due 07/20/45	3,487	3,747
6.875% due 02/01/22	10,845	9,815	Daimler Finance NA LLC
CIT Group, Inc.			2.000% due 08/03/18 (Þ)	6,020	5,992
6.625% due 04/01/18 (Þ)	3,155	3,335	DaVita HealthCare Partners, Inc.
Citigroup, Inc.			5.000% due 05/01/25	1,400	1,377
1.850% due 11/24/17	5,715	5,712	DCP Midstream Operating, LP
1.800% due 02/05/18	8,005	7,942	2.500% due 12/01/17	685	617
2.150% due 07/30/18	3,375	3,371	Delta Air Lines Pass-Through Trust
			Series 2002-1 Class G-1
2.400% due 02/18/20	800	792
			6.718% due 01/02/23	2,659	3,005
4.500% due 01/14/22	2,400	2,584

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 143

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-1 Class A			Fifth Third Bank
6.821% due 08/10/22	2,928	3,371	Series BKNT
Devon Energy Corp.			2.875% due 10/01/21	2,900	2,938
5.850% due 12/15/25	8,863	8,278	First Data Corp.
5.600% due 07/15/41	3,835	2,536	5.000% due 01/15/24 (Þ)	1,100	1,100
			First Union Capital II
5.000% due 06/15/45	5,315	3,518	Series A
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.			7.950% due 11/15/29	1,575	2,116
			FirstEnergy Transmission LLC
4.600% due 02/15/21	1,950	2,068
Discover Bank			5.450% due 07/15/44 (Þ)	907	948
Series BKNT			Ford Motor Credit Co. LLC
3.100% due 06/04/20	2,000	2,009	4.250% due 02/03/17	9,500	9,700
DISH DBS Corp.			3.000% due 06/12/17	2,800	2,823
6.750% due 06/01/21	580	592	2.240% due 06/15/18	3,610	3,571
Dominion Resources, Inc.			2.551% due 10/05/18	7,900	7,852
4.450% due 03/15/21	3,075	3,317
			2.459% due 03/27/20	3,000	2,920
Series B
2.750% due 09/15/22	3,525	3,455	3.157% due 08/04/20	1,750	1,740
Duke Energy Carolinas LLC			3.200% due 01/15/21	5,030	4,990

4.250% due 12/15/41	100	102	Series FXD
Duke Energy Corp.			2.145% due 01/09/18	6,395	6,375

3.050% due 08/15/22	5,600	5,581	Forest Laboratories LLC
Duke Energy Progress LLC			5.000% due 12/15/21 (Þ)	3,950	4,330

4.100% due 03/15/43	1,545	1,536	FPL Energy Wind Funding LLC
eBay, Inc.			6.876% due 06/27/17 (Þ)	245	237

0.821% due 07/28/17 (Ê)	6,190	6,116	Freeport-McMoRan, Inc.
1.096% due 08/01/19 (Ê)	3,950	3,837	3.550% due 03/01/22	1,080	462
El Paso Natural Gas Co. LLC			3.875% due 03/15/23	3,095	1,269

7.500% due 11/15/26	1,425	1,427	Frontier Communications Corp.
Enbridge Energy Partners, LP			11.000% due 09/15/25 (Þ)	6,895	6,645

5.875% due 10/15/25	1,000	938	General Electric Capital Corp.
Energy Transfer Partners, LP			0.491% due 02/15/17 (Ê)	4,995	4,992
4.050% due 03/15/25	5,710	4,679	0.684% due 05/05/26 (Ê)	3,045	2,763
6.050% due 06/01/41	2,158	1,617	0.801% due 08/15/36 (Ê)	1,000	856

3.633% due 11/01/66 (Ê)	11,467	6,651	Series GMTN
Enterprise Products Operating LLC			4.625% due 01/07/21	1,389	1,548
5.250% due 01/31/20	1,010	1,052	3.100% due 01/09/23	679	705
3.700% due 02/15/26	3,350	3,013	6.150% due 08/07/37	583	748

5.950% due 02/01/41	2,080	1,900	Series MTNA
Series B			6.750% due 03/15/32	852	1,117

7.034% due 01/15/68	2,590	2,590	General Electric Co.
Exelon Corp.			5.250% due 12/06/17	3,805	4,080
2.850% due 06/15/20	3,850	3,854	4.500% due 03/11/44	3,250	3,399
Express Scripts Holding Co.			General Mills, Inc.
7.250% due 06/15/19	1,000	1,159	5.650% due 02/15/19	2,300	2,547
Exxon Mobil Corp.			General Motors Co.
0.377% due 03/15/17 (Ê)	10,750	10,722	3.500% due 10/02/18	380	382
0.374% due 03/01/18 (Ê)	1,505	1,497	4.875% due 10/02/23	10,945	11,027
Farmers Exchange Capital			6.250% due 10/02/43	1,655	1,663
7.200% due 07/15/48 (Þ)	1,100	1,417	General Motors Financial Co., Inc.
Farmers Exchange Capital II			3.450% due 04/10/22	1,500	1,441
6.151% due 11/01/53 (Þ)	4,000	4,411	Georgia-Pacific LLC
Farmers Exchange Capital III			8.875% due 05/15/31	2,910	4,198
5.454% due 10/15/54 (Þ)	3,275	3,292	Gilead Sciences, Inc.

See accompanying notes which are an integral part of this quarterly report.

144 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.550% due 09/01/20	6,655	6,739	Intel Corp.
3.650% due 03/01/26	6,280	6,415	4.900% due 07/29/45	2,000	2,069
			International Business Machines Corp.
4.750% due 03/01/46	100	102
			0.491% due 02/06/18 (Ê)	4,785	4,772
Goldman Sachs Capital I
6.345% due 02/15/34	3,225	3,783	1.125% due 02/06/18	235	234
Goldman Sachs Group, Inc. (The)			0.684% due 02/12/19 (Ê)	3,000	2,990
6.250% due 09/01/17	5,310	5,648	International Lease Finance Corp.
2.750% due 09/15/20	365	365	7.125% due 09/01/18 (Þ)	1,500	1,624
			IPALCO Enterprises, Inc.
5.750% due 01/24/22	3,985	4,520
			5.000% due 05/01/18	3,500	3,657
3.625% due 01/22/23	650	660	Jackson National Life Global Funding
1.925% due 11/29/23 (Ê)	4,455	4,476	Series 144a
3.750% due 05/22/25	425	427	2.600% due 12/09/20 (Þ)	1,670	1,681

4.250% due 10/21/25	4,640	4,625	Janus Capital Group, Inc.
			4.875% due 08/01/25	3,410	3,536
6.750% due 10/01/37	2,302	2,657

4.750% due 10/21/45	1,660	1,643	Johnson & Johnson	3,035	3,248
			5.550% due 08/15/17
Series 10YR

3.500% due 01/23/25	990	976	JPMorgan Chase & Co.	3,050	3,432
			6.300% due 04/23/19
Series D
			2.750% due 06/23/20	2,755	2,769
6.000% due 06/15/20	1,875	2,105
Series M			4.350% due 08/15/21	2,900	3,097
5.375% due 12/31/49 (ƒ)	2,925	2,855	3.375% due 05/01/23	1,325	1,289
Great Plains Energy, Inc.			4.250% due 10/01/27	2,525	2,517
5.292% due 06/15/22	3,785	4,228	4.950% due 06/01/45	740	740
Halliburton Co.			JPMorgan Chase Bank NA
3.800% due 11/15/25	1,520	1,425	Series BKNT
5.000% due 11/15/45	2,310	2,060	6.000% due 10/01/17	7,800	8,306

Harley-Davidson Financial Services, Inc			JPMorgan Chase Capital XIII
2.250% due 01/15/19 (Þ)	2,320	2,340	Series M
Harris Corp.			1.232% due 09/30/34 (Ê)	3,530	2,965
1.999% due 04/27/18	2,761	2,744	JPMorgan Chase Capital XXI
			Series U

HCP, Inc.			1.563% due 02/02/37 (Ê)	455	345
4.250% due 11/15/23	2,600	2,631	JPMorgan Chase Capital XXIII
Series 7YR
			1.362% due 05/15/47 (Ê)	8,880	6,664
4.000% due 12/01/22	1,100	1,111	Kinder Morgan, Inc.
Health Care REIT, Inc.
			3.050% due 12/01/19	2,260	2,092
6.125% due 04/15/20	1,720	1,946
Hewlett Packard Enterprise Co.			4.300% due 06/01/25	770	669

2.450% due 10/05/17 (Þ)	9,000	9,017	KKR Group Finance Co. III LLC
			5.125% due 06/01/44 (Þ)	4,840	4,801
4.900% due 10/15/25 (Þ)	6,100	5,806

6.200% due 10/15/35 (Þ)	3,955	3,567	Kohl's Corp.	6,485	6,306
			4.250% due 07/17/25
Howard Hughes Medical Institute
			5.550% due 07/17/45	3,115	2,820
3.500% due 09/01/23	1,640	1,742

HP, Inc.			Kraft Heinz Foods Co.
			1.600% due 06/30/17 (Þ)	1,740	1,740
4.375% due 09/15/21	5,465	5,510
HSBC Bank USA NA			2.800% due 07/02/20 (Þ)	1,290	1,299
Series BKNT			3.500% due 07/15/22 (Þ)	1,620	1,649
5.875% due 11/01/34	2,665	3,048	4.875% due 02/15/25 (Þ)	8,569	9,167
HSBC USA, Inc.			Lockheed Martin Corp.
2.000% due 08/07/18	3,950	3,945	2.500% due 11/23/20	3,045	3,069
2.625% due 09/24/18	5,875	5,969	Manufacturers & Traders Trust Co.
Indiantown Cogeneration, LP			Series BKNT
Series A-10			1.400% due 07/25/17	5,600	5,588
9.770% due 12/15/20 (Å)	955	1,075	Marathon Oil Corp.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 145

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.850% due 06/01/25	9,735	6,970	6.625% due 10/15/25 (Þ)	1,170	1,214
5.200% due 06/01/45	7,375	4,543	New York Life Global Funding
McDonald's Corp.			1.450% due 12/15/17 (Þ)	6,090	6,105
2.100% due 12/07/18	2,700	2,724	NextEra Energy Capital Holdings, Inc.
			Series F
3.700% due 01/30/26	3,015	3,048
			2.056% due 09/01/17	2,000	2,008
4.875% due 12/09/45	1,750	1,768	NiSource Finance Corp.
McGraw Hill Financial, Inc.
Series WI			6.400% due 03/15/18	868	948
			Nissan Motor Acceptance Corp.
3.300% due 08/14/20	3,344	3,427
McKesson Corp.			0.884% due 03/03/17 (Ê)(Þ)	4,430	4,420
			Noble Energy, Inc.
2.284% due 03/15/19	1,825	1,829
Medco Health Solutions, Inc.			3.900% due 11/15/24	1,000	841
			Novartis Capital Corp.
4.125% due 09/15/20	2,027	2,122
Medtronic, Inc.			4.000% due 11/20/45	1,000	1,010
Series WI			NVR, Inc.

2.500% due 03/15/20	615	625	3.950% due 09/15/22	3,200	3,256
			Oncor Electric Delivery Co. LLC
Merck & Co., Inc.
0.724% due 05/18/18 (Ê)	11,425	11,431	6.800% due 09/01/18	7,750	8,654
			PACCAR Financial Corp.
MetLife, Inc
3.600% due 11/13/25	3,525	3,540	0.522% due 06/06/17 (Ê)	2,500	2,495
10.750% due 08/01/39	4,795	7,363	0.932% due 12/06/18 (Ê)	1,000	1,002
			Panhandle Eastern Pipe Line Co., LP
Metropolitan Life Global Funding I
2.500% due 12/03/20 (Þ)	1,000	1,002	8.125% due 06/01/19	3,542	3,621
			Penske Truck Leasing Co. Lp / PTL
Microsoft Corp.

3.125% due 11/03/25	3,340	3,418	Finance Corp.
			3.050% due 01/09/20 (Þ)	2,500	2,514
3.750% due 02/12/45	2,000	1,836	Pfizer, Inc.
MidAmerican Energy Co.			0.512% due 05/15/17 (Ê)	7,095	7,078
3.500% due 10/15/24	1,500	1,562
			0.637% due 06/15/18 (Ê)	1,448	1,444
Monongahela Power Co.

4.100% due 04/15/24 (Þ)	1,815	1,879	Philip Morris International, Inc.
			2.900% due 11/15/21	5,575	5,744
5.400% due 12/15/43 (Þ)	1,850	2,091	Platform Specialty Products Corp.
Morgan Stanley			10.375% due 05/01/21 (Þ)	3,060	2,853
5.550% due 04/27/17	2,450	2,566	PNC Bank NA
2.450% due 02/01/19	7,975	8,004	Series BKNT
3.875% due 01/27/26	6,270	6,341	1.850% due 07/20/18	5,585	5,602
3.950% due 04/23/27	2,790	2,693	2.700% due 11/01/22	5,180	5,122
			PNC Funding Corp.
4.300% due 01/27/45	4,405	4,137
Series GMTN			3.300% due 03/08/22	5,530	5,720
			Pricoa Global Funding I
6.625% due 04/01/18	2,180	2,381
			2.550% due 11/24/20 (Þ)	2,210	2,227
5.500% due 07/24/20	1,500	1,660	Principal Financial Group, Inc.
Mutual of Omaha Insurance Co.
			3.125% due 05/15/23	1,683	1,667
4.297% due 07/15/54 (Þ)	3,140	3,186	Procter & Gamble Co. (The)
Mylan NV
			0.886% due 11/01/19 (Ê)	5,000	4,985
3.000% due 12/15/18 (Þ)	2,980	2,986	Progress Energy, Inc.
3.750% due 12/15/20 (Þ)	2,980	3,014	3.150% due 04/01/22	1,750	1,761
Mylan, Inc.			Protective Life Global Funding
2.550% due 03/28/19	3,760	3,740	2.700% due 11/25/20 (Þ)	1,100	1,120
National City Bank			Prudential Financial, Inc.
Series BKNT
			3.500% due 05/15/24	3,375	3,344
0.702% due 06/07/17 (Ê)	3,075	3,056
National Rural Utilities Cooperative			5.625% due 06/15/43	1,650	1,669
Finance Corp.			Public Service Co. of New Mexico
2.300% due 11/15/19	5,805	5,876	7.950% due 05/15/18	3,320	3,742
Neptune Finco Corp.			Quebecor World Capital Corp.

See accompanying notes which are an integral part of this quarterly report.

146 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.875% due 01/02/49 (Þ)(Ø)	625	—	8.375% due 03/15/23	1,000	1,222
6.125% due 11/15/49 (Ø)	1,955	—	Toyota Motor Credit Corp.
QVC, Inc.			Series MTN
4.375% due 03/15/23	5,765	5,526	0.706% due 03/12/20 (Ê)	13,210	13,000
Series WI			UBS AG
5.450% due 08/15/34	2,040	1,650	1.375% due 06/01/17	3,700	3,697
Rayonier AM Products, Inc.			1.800% due 03/26/18	7,035	7,047
5.500% due 06/01/24 (Þ)	3,360	2,533	Union Pacific Railroad Co. Pass-Through
Reliance Standard Life Global Funding			Trust
			Series 06-1
2.150% II due 10/15/18 (Þ)	2,345	2,343	5.866% due 07/02/30	899	1,042
			United Technologies Corp.
2.500% due 01/15/20 (Þ)	3,070	3,090
Republic Services, Inc.			3.100% due 06/01/22	1,800	1,862
			UnitedHealth Group, Inc.
5.250% due 11/15/21	1,850	2,074
			1.900% due 07/16/18	3,420	3,440
3.550% due 06/01/22	2,850	2,970
			2.700% due 07/15/20	4,435	4,538
Reynolds American, Inc.
6.750% due 06/15/17	2,400	2,553	2.875% due 12/15/21	3,375	3,474
3.750% due 05/20/23	2,900	2,950	3.350% due 07/15/22	630	652
			Univision Communications, Inc.
4.850% due 09/15/23	1,275	1,392
			5.125% due 05/15/23 (Þ)	550	534
4.450% due 06/12/25	1,775	1,883	Unum Group
5.850% due 08/15/45	5,340	5,923	4.000% due 03/15/24	3,410	3,439
Sabine Pass Liquefaction LLC			US Airways Pass-Through Trust
Series WI			Series 2012-1 Class A
5.750% due 05/15/24	3,470	3,045	5.900% due 10/01/24	2,610	2,897
SABMiller Holdings, Inc.			Series A Class A
3.750% due 01/15/22 (Þ)	5,516	5,717	7.125% due 10/22/23	2,576	2,960
Samsung Electronics America, Inc.			US Bank NA
1.750% due 04/10/17 (Þ)	3,160	3,166	Series BKNT
Schlumberger Holdings Corp.			0.533% due 09/11/17 (Ê)	4,800	4,791
4.000% due 12/21/25 (Þ)	2,400	2,337	1.375% due 09/11/17	2,400	2,404
SL Green Realty Corp			US Bank NA
7.750% due 03/15/20	2,300	2,711	Series BKNT
SL Green Realty Corp.			0.919% due 01/26/18 (Ê)	250	249
5.000% due 08/15/18	505	533	USF&G Capital III
Southern Power Co.			8.312% due 07/01/46 (Þ)	2,244	3,350
Series 15B			Valeant Pharmaceuticals International,Inc.
2.375% due 06/01/20	1,775	1,740
Sprint Capital Corp.			5.500% due 03/01/23 (Þ)	619	546
8.750% due 03/15/32	8,565	6,038	Valero Energy Corp.
Sprint Communications, Inc.			4.900% due 03/15/45	40	32
9.000% due 11/15/18 (Þ)	1,500	1,530	Ventas Realty LP/CAP CRP
Synchrony Financial			2.000% due 02/15/18	1,400	1,402
4.500% due 07/23/25	725	730	Verizon Communications, Inc.
Sysco Corp.			0.733% due 06/09/17 (Ê)	661	659
3.750% due 10/01/25	1,850	1,904	1.350% due 06/09/17	5,255	5,249
Teachers Insurance & Annuity
Association of America			2.086% due 09/14/18 (Ê)	600	613

4.375% due 09/15/54 (Þ)	200	202	3.650% due 09/14/18	1,970	2,062
Tenet Healthcare Corp.			3.000% due 11/01/21	2,925	2,943
3.837% due 06/15/20 (Ê)(Þ)	1,165	1,144	3.500% due 11/01/21	2,100	2,164
Series WI			5.050% due 03/15/34	5,814	5,669
6.750% due 06/15/23	7,805	7,220	Series WI
Time Warner Cable, Inc.			4.272% due 01/15/36	2,520	2,249
8.250% due 04/01/19	2,000	2,303	4.862% due 08/21/46	2,550	2,365
Time Warner Entertainment Co., LP

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 147

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
4.672% due 03/15/55	3,502	2,945	7.750% due 05/15/22 (Þ)		4,250	3,963
Viacom, Inc.			Arbor Realty Collateralized Loan
3.125% due 06/15/22	2,080	1,942	Obligation, Ltd.
			Series 2014-1A Class A
5.850% due 09/01/43	5,482	4,615
			1.946% due 05/15/24 (Ê)(Þ)		1,000	991
Visa, Inc.
3.150% due 12/14/25	1,005	1,022	ArcelorMittal
			5.500% due 02/25/17		1,220	1,193
Series 7YR
			6.125% due 06/01/18		2,820	2,566
2.800% due 12/14/22	950	968
Wachovia Capital Trust III			6.125% due 06/01/25		5,650	4,096
			Ardagh Packaging Finance PLC /
5.570% due 03/29/49 (Ê)(ƒ)	3,440	3,285	Ardagh Holdings USA, Inc.
Wachovia Corp.
			3.337% due 12/15/19 (Ê)(Þ)		550	526
0.607% due 06/15/17 (Ê)	5,495	5,465

WEA Finance LLC / Westfield UK &			AstraZeneca PLC
Europe Finance PLC			2.375% due 11/16/20		2,110	2,116
3.250% due 10/05/20 (Þ)	1,025	1,044	3.375% due 11/16/25		875	879
Wells Fargo & Co.			Avago Technologies Cayman, Ltd. Term
			Loan B
0.716% due 06/02/17 (Ê)	10,930	10,875
			3.750% due 11/06/22		3,015	2,965
3.500% due 03/08/22	4,890	5,109
4.125% due 08/15/23	1,675	1,752	Bank Series of Montreal 3FRN
3.900% due 05/01/45	2,500	2,281	0.644% due 04/10/18 (Ê)		800	795
Series GMTN			Series YCD
2.600% due 07/22/20	5,385	5,432	1.012% due 12/08/17 (Ê)(~)		7,625	7,625

4.300% due 07/22/27	2,885	2,967	Barclays PLC
Welltower, Inc.			2.000% due 03/16/18		4,250	4,245
4.950% due 01/15/21	650	706	2.750% due 11/08/19		3,435	3,445
5.250% due 01/15/22	2,500	2,734	3.250% due 01/12/21		5,925	5,953
Williams Cos., Inc. (The)			4.375% due 01/12/26		5,915	5,971
7.875% due 09/01/21	458	383	Barrick Gold Corp.
Williams Partners, LP			4.100% due 05/01/23		2,362	2,031
4.300% due 03/04/24	705	525	5.250% due 04/01/42		1,540	1,033
5.100% due 09/15/45	3,905	2,530	BAT International Finance PLC
Williams Partners, LP / Williams			2.125% due 06/07/17 (Þ)		1,952	1,968
Partners Finance Corp.
			2.750% due 06/15/20 (Þ)		2,875	2,930
7.250% due 02/01/17	2,105	2,103
Wm Wrigley Jr Co.			3.500% due 06/15/22 (Þ)		830	867
2.000% due 10/20/17 (Þ)	2,355	2,362	Berkshire Hathaway, Inc.
ZFS Finance USA Trust II			0.750% due 03/16/23	EUR	1,010	1,064

6.450% due 12/15/65 (Þ)	4,650	4,656	BHP Billiton Finance USA, Ltd.
ZFS Finance USA Trust V			6.750% due 10/19/75 (Þ)		5,320	5,001

6.500% due 05/09/37 (Þ)	5,977	6,010	BP Capital Markets PLC
		1,265,311	3.506% due 03/17/25		1,425	1,373

International Debt - 7.1%			Braskem Finance, Ltd.
Abbey National Treasury Services PLC			6.450% due 02/03/24		2,375	2,084
2.350% due 09/10/19	3,250	3,272	British Telecommunications PLC
Actavis Funding SCS			2.350% due 02/14/19		915	921
3.450% due 03/15/22	1,925	1,954	Caisse Centrale Desjardins
3.800% due 03/15/25	7,950	8,066	0.682% due 03/27/17 (Ê)(Þ)		9,785	9,769
			Canadian Imperial Bank of Commerce
4.750% due 03/15/45	100	100
AerCap Ireland Capital, Ltd. / AerCap			0.508% due 02/21/17 (Ê)		8,000	7,977
Global Aviation Trust			CDP Financial, Inc.
4.625% due 07/01/22	3,670	3,569	5.600% due 11/25/39 (Þ)		2,480	3,049
Series WI			Colombia Government International
			Bond
5.000% due 10/01/21	1,160	1,160
Altice Luxembourg SA			4.375% due 07/12/21		1,535	1,539

See accompanying notes which are an integral part of this quarterly report.

148 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Cooperatieve Centrale Raiffeisen-				Series 144a
Boerenleenbank BA				8.000% due 12/29/49 (ƒ)(Þ)		7,055	7,224
4.625% due 12/01/23		3,425	3,548	Limerock CLO II, Ltd.
Cooperatieve Rabobank UA				Series 2014-2A Class A
5.250% due 08/04/45		2,450	2,570	1.817% due 04/18/26 (Ê)(Þ)		3,540	3,472
11.000% due 06/29/49 (ƒ)(Þ)		4,813	5,861	Lloyds Bank PLC
Credit Agricole SA				2.300% due 11/27/18		2,695	2,722
8.125% due 12/31/49 (ƒ)(Þ)		4,060	4,058	Lloyds Banking Group PLC
Credit Suisse Group Funding Guernsey,				7.500% due 12/31/49 (ƒ)		4,380	4,533
Ltd.				Macquarie Bank, Ltd.
3.125% due 12/10/20 (Þ)		12,300	12,337	1.249% due 10/27/17 (Ê)(Þ)		2,205	2,194
Series WI				Magnetite XII, Ltd.
3.800% due 09/15/22		2,000	2,023	Series 2015-12A Class A
Deutsche Telekom International Finance				1.821% due 04/15/27 (Ê)(Þ)		1,500	1,479
BV
2.250% due 03/06/17 (Þ)		6,160	6,208	Marfrig Overseas, Ltd.		4,056	3,944
				9.500% due 05/04/20 (Þ)
Electricite de France SA
4.875% due 01/22/44 (Þ)		1,535	1,508	Mexico Government International Bond		3,000	3,037
				4.000% due 10/02/23
Ensco PLC
4.700% due 03/15/21		6,205	4,126	Morgan Series Stanley GMTN
5.750% due 10/01/44		3,265	1,861	1.750% due 01/30/25	EUR	1,705	1,836
GE Capital International Funding Co.				Noble Holding International, Ltd.
2.342% due 11/15/20 (Þ)		3,936	3,950	3.950% due 03/15/22		1,285	652
3.373% due 11/15/25 (Þ)		1,766	1,816	5.950% due 04/01/25		1,220	614
4.418% due 11/15/35 (Þ)		3,862	3,965	Nokia OYJ
General Electric Capital Corp.				6.625% due 05/15/39		4,411	4,477
Series REGS				Perrigo Co. PLC
5.500% due 09/15/67	EUR	900	1,038	2.300% due 11/08/18		3,255	3,226
Global Finance II SRL				Peruvian Government International Bond
Series SC 2014-1A Class A2				6.550% due 03/14/37		675	778
3.090% due 07/17/29 (Þ)		1,828	1,801	Petrobras Global Finance BV
Grupo Televisa SAB				6.250% due 03/17/24		9,990	7,228
6.125% due 01/31/46		2,220	2,195	Petroleos de Venezuela SA
HBOS PLC				5.375% due 04/12/27		2,030	589
Series GMTN
6.750% due 05/21/18 (Þ)		9,920	10,841	Series REGS		16,285	4,786
				6.000% due 11/15/26
HSBC Bank PLC
7.650% due 05/01/25		830	1,077	Petroleos Mexicanos		2,125	1,992
				4.875% due 01/24/22
Hutchison Ltd. Whampoa International 14,				4.500% due 01/23/26 (Þ)		2,875	2,472
3.625% due 10/31/24 (Þ)		2,475	2,498	6.875% due 08/04/26 (Þ)		4,145	4,218
ING Bank NV				5.500% due 06/27/44		2,305	1,738
3.750% due 03/07/17 (Þ)		2,125	2,177	5.625% due 01/23/46 (Þ)		5,005	3,854
4.125% due 11/21/23		2,000	2,029	Philip Morris International, Inc.
Intelsat Jackson Holdings SA				Series EMTn
7.250% due 04/01/19		5,960	5,409	2.875% due 03/03/26	EUR	3,900	4,756
Intesa Sanpaolo SpA				Philippine Government International

2.375% due 01/13/17		2,570	2,580	Bond
				4.200% due 01/21/24		2,200	2,445
5.017% due 06/26/24 (Þ)		2,785	2,671

5.710% due 01/15/26 (Þ)		3,810	3,743	Poland Government International Bond		1,250	1,384
				5.125% due 04/21/21
KFW
4.000% due 01/27/20		8,525	9,344	Prologis, LP
				1.375% due 05/13/21	EUR	3,275	3,487
Kinder Morgan, Inc.				Province of Ontario Canada
1.500% due 03/16/22	EUR	950	878	3.000% due 07/16/18		6,925	7,206
LBG Capital No.1 PLC
				3.200% due 05/16/24		2,750	2,911

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 149

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Province of Quebec Canada			3.800% due 10/01/20	1,900	1,920
0.666% due 09/04/18 (Ê)	2,355	2,348	Transocean, Inc.
3.500% due 07/29/20	465	500	3.000% due 10/15/17	7,834	6,659
2.625% due 02/13/23	550	560	4.300% due 10/15/22	7,550	3,643
Rio Tinto Finance USA, Ltd.			6.800% due 03/15/38	1,550	728
Royal Bank of Canada			Turkey Government International Bond
3.750% due 06/15/25	2,286	2,051	5.750% due 03/22/24	3,015	3,223
Series GMTN			Tyco Electronics Group SA
0.546% due 10/13/17 (Ê)	3,489	3,474	6.550% due 10/01/17	2,425	2,614
4.650% due 01/27/26	5,350	5,359	UBS Group Funding Jersey, Ltd.
Royal Bank of Scotland Group PLC			4.125% due 09/24/25 (Þ)	3,960	3,967
6.400% due 10/21/19	1,000	1,116	Vale Overseas, Ltd.
Royal Bank of Scotland PLC (The)			6.875% due 11/21/36	2,305	1,454
Series REGS			Validus Holdings, Ltd.
9.500% due 03/16/22	2,825	3,008	8.875% due 01/26/40.	2,273	2,922
Santander Issuances SAU			Voya CLO, Ltd.
5.179% due 11/19/25	3,800	3,595	Series 2014-4A Class A1
Santander UK Group Holdings PLC			1.821% due 10/14/26 (Ê)(Þ)	1,750	1,710
Series REGS			Weatherford International, Ltd.
4.750% due 09/15/25	1,475	1,464	5.125% due 09/15/20	4,793	3,415
Seagate HDD Cayman
			4.500% due 04/15/22	4,585	3,015
5.750% due 12/01/34 (Þ)	3,091	2,100
					414,008
Shell International Finance BV			Loan Agreements - 0.5%
2.000% due 11/15/18	2,360	2,352	Avago Technologies Cayman, Ltd.Term
2.250% due 01/06/23	925	856	Loan
3.250% due 05/11/25	6,945	6,642	3.750% due 05/06/21 (Ê)	2,975	2,970
			FCA US LLC Term Loan B
4.375% due 05/11/45	1,000	927
Sirius International Group, Ltd.			3.500% due 05/24/17 (Ê)	3,953	3,935
			First Data Corp. Term Loan
7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,176
Sky PLC			3.697% due 03/24/18 (Ê)	4,050	3,993
			HCA, Inc. Term Loan B4
6.100% due 02/15/18 (Þ)	4,670	5,032
			3.077% due 05/01/18 (Ê)	2,845	2,840
3.750% due 09/16/24 (Þ)	1,331	1,323	MacDermid, Inc. 1st Lien Term Loan
SMART ABS Series Trust
Series 2015-3US Class A3A			4.500% due 06/07/20 (Ê)	5,850	5,414
			Numericable US LLC 1st Lien Term
1.660% due 08/14/19	3,595	3,589	Loan B2
South Africa Government International
Bond			4.500% due 05/21/20 (Ê)	1,791	1,721
			Numericable US LLC 1st Lien Term
4.665% due 01/17/24	800	779	Loan B1
Statoil ASA
			4.500% due 05/21/20 (Ê)	2,070	1,989
3.150% due 01/23/22	1,600	1,597	Sungard Availability Services Capital,
Suncor Energy, Inc.			Inc. Covenant-Lite 1st Lien Term
5.950% due 12/01/34	2,690	2,485	Loan B
Teck Resources, Ltd.			6.000% due 03/31/19 (Ê)	2,869	2,371
4.750% due 01/15/22	2,015	1,103	T-Mobile USA, Inc. 1st Lien Term Loan
			B
3.750% due 02/01/23	9,030	4,809
			3.500% due 11/09/22 (Ê)	2,590	2,591

Toronto-Dominion Bank (The)			Valeant Pharmaceuticals International,
1.461% due 01/22/19 (Ê)	5,135	5,142	Inc. 1st Lien Term Loan E
Series GMTN			3.750% due 08/05/20 (Ê)	764	734
2.500% due 12/14/20	4,215	4,248			28,558
Total Capital SA			Mortgage-Backed Securities - 26.5%
2.125% due 08/10/18	3,300	3,308	1211 Avenue of the Americas Trust
Trade MAPS 1, Ltd.			Series 2015-1211 Class A1A2
Series 2013-1A Class A			3.901% due 08/10/35 (Þ)	6,120	6,412
0.895% due 12/10/18 (Ê)(Þ)	6,410	6,373	Adjustable Rate Mortgage Trust
TransCanada PipeLines, Ltd.

See accompanying notes which are an integral part of this quarterly report.

150 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-1 Class 2A1			Series 2004-I Class 2A2
3.524% due 03/25/36 (Ê)	654	491	2.877% due 10/25/34 (Ê)	58	57
Alternative Loan Trust			Series 2005-H Class 2A5
Series 2005-85CB Class 2A2			2.848% due 09/25/35 (Ê)	1,701	1,555
5.500% due 02/25/36	13	13	Banc of America Mortgage Trust
Series 2005-J13 Class 2A7			Series 2005-D Class 2A7
5.500% due 11/25/35	523	481	2.726% due 05/25/35 (Ê)	1,294	1,207
Series 2006-13T1 Class A3			Banc of America Re-REMIC Trust
6.000% due 05/25/36	3,196	2,713	Series 2010-UB5 Class A4A
Series 2006-OA1 Class 2A1			5.649% due 02/17/51 (Þ)	2,227	2,234
0.417% due 03/20/46	1,269	953	BCAP LLC Trust
Series 2007-8CB Class A1			Series 2009-RR11 Class 7A1
5.500% due 05/25/37	2,674	2,267	2.551% due 02/26/36 (Ê)(Þ)	793	790
Series 2007-15CB Class A5			Series 2010-RR7 Class 3A1
5.750% due 07/25/37	452	402	2.538% due 08/26/35 (Ê)(Þ)	1,663	1,647
Series 2007-15CB Class A7			Series 2011-R11 Class 15A1
6.000% due 07/25/37	1,282	1,160	2.735% due 10/26/33 (Ê)(Þ)	3,040	3,070
American Home Mortgage Investment			Series 2011-R11 Class 20A5
Trust			2.736% due 03/26/35 (Ê)(Þ)	1,234	1,238
Series 2007-4 Class A2			Bear Stearns Adjustable Rate Mortgage
0.411% due 08/25/37 (Ê)	352	347	Trust
Banc of America Alternative Loan Trust			Series 2003-8 Class 4A1
Series 2005-5 Class 2CB1			2.832% due 01/25/34 (Ê)	140	140
6.000% due 06/25/35	319	299	Series 2004-5 Class 2A
Banc of America Commercial Mortgage			3.109% due 07/25/34 (Ê)	657	655
Trust			Series 2004-10 Class 22A1
Series 2006-6 Class AJ			3.023% due 01/25/35 (Ê)	199	192
5.421% due 10/10/45	2,290	2,283	Series 2005-12 Class 13A1
Series 2007-2 Class AM			3.634% due 02/25/36 (Ê)	157	147
5.797% due 04/10/49	1,490	1,535	Bear Stearns Commercial Mortgage
Series 2007-3 Class AJ			Securities Trust
5.730% due 06/10/49	2,530	2,525	Series 2005-T20 Class E
Series 2015-UBS7 Class A4			5.342% due 10/12/42	170	170
3.705% due 09/15/48	80	83	Series 2006-T22 Class AJ
Banc of America Funding Trust			5.816% due 04/12/38	75	75
Series 2005-8 Class 1A1			Series 2007-PW15 Class A4
5.500% due 01/25/36	2,389	2,395	5.331% due 02/11/44	230	235
Series 2006-3 Class 5A8			Series 2007-PW16 Class A4
5.500% due 03/25/36	1,304	1,227	5.912% due 06/11/40	39	41
Series 2006-F Class 1A2			Series 2007-PW17 Class A4
2.706% due 07/20/36 (Ê)	95	71	5.694% due 06/11/50	512	533
Banc of America Merrill Lynch			Bear Stearns Structured Products, Inc.
Commercial Mortgage, Inc.			Series 2007-R6 Class 1A1
Series 2005-3 Class AM			2.599% due 01/26/36 (Ê)	1,387	1,139
4.727% due 07/10/43	104	104	Series 2007-R6 Class 2A1
Series 2007-5 Class A4			2.478% due 12/26/46 (Ê)	1,304	972
5.492% due 02/10/51	440	457	BHMS Mortgage Trust
Series 2008-1 Class A4			Series 2014-ATLS Class AFL
6.424% due 02/10/51	1,247	1,325	1.693% due 07/05/33 (Ê)(Þ)	1,215	1,204
Banc of America Mortgage Securities,			Series 2014-ATLS Class BFX
Inc.
Series 2004-1 Class 5A1			4.241% due 07/05/33 (Þ)	2,745	2,730
			CD Mortgage Trust
6.500% due 09/25/33	11	11	Series 2006-CD2 Class AM
Series 2004-11 Class 2A1
			5.592% due 01/15/46	532	531
5.750% due 01/25/35	368	375	CFCRE Commercial Mortgage Trust
Series 2004-F Class 1A1			Series 2011-C2 Class C
2.677% due 07/25/34 (Ê)	288	292	5.569% due 12/15/47 (Þ)	860	934

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 151

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-C3 Class A3			Series 2007-CD4 Class A4
3.865% due 01/10/48	6,630	6,921	5.322% due 12/11/49	263	268
CGCMT Trust			COBALT CMBS Commercial Mortgage
Series 2009-RR1 Class MA4A			Trust

5.485% due 03/17/51 (Þ)	400	412	Series 2006-C1 Class AM
CHL Mortgage Pass-Through Trust			5.254% due 08/15/48	110	111
Series 2004-11 Class 2A1			Commercial Mortgage Pass-Through
			Certificates
2.288% due 07/25/34 (Ê)	1,864	1,845	Series 2014-CR14 Class XA
Series 2004-22 Class A3			Interest Only STRIP
2.643% due 11/25/34 (Ê)	854	806	1.019% due 02/10/47	1,615	65
Series 2006-1 Class A2			Series 2015-CR27 Class A4
6.000% due 03/25/36	438	398	3.612% due 10/10/48	265	273
Series 2006-14 Class A4			Series 2015-CR27 Class B
6.250% due 09/25/36	2,674	2,525	4.361% due 10/10/48	1,375	1,385
Series 2006-21 Class A8			Series 2015-CR27 Class D
5.750% due 02/25/37	1,993	1,869	3.472% due 10/10/48 (Þ)	235	155
Series 2007-4 Class 1A10			Commercial Mortgage Trust
6.000% due 05/25/37	4,708	4,203	Series 2001-J2A Class E
Series 2007-5 Class A51			7.160% due 07/16/34 (Þ)	2,100	2,151
5.750% due 05/25/37	1,983	1,877	Series 2005-LP5 Class D
Series 2007-9 Class A11			4.894% due 05/10/43	1,709	1,707
5.750% due 07/25/37	1,182	1,112	Series 2007-GG11 Class A4
Series 2007-9 Class A13			5.736% due 12/10/49	1,088	1,133
5.750% due 07/25/37	805	760	Series 2007-GG11 Class AJ
Citigroup Commercial Mortgage Trust			6.254% due 12/10/49	2,642	2,618
Series 2013-375P Class A			Series 2008-LS1 Class A4B
3.251% due 05/10/35 (Þ)	3,760	3,784	6.228% due 12/10/49	1,146	1,185
Series 2014-GC19 Class D			Series 2010-RR1 Class GEA
5.063% due 03/10/47 (Þ)	110	91	5.543% due 12/11/49 (Þ)	7,300	7,444
Series 2014-GC23 Class A4			Series 2012-CR4 Class A3
3.622% due 07/10/47	7,225	7,525	2.853% due 10/15/45	688	695
Series 2015-GC29 Class A3			Series 2012-CR4 Class XA
2.935% due 04/10/48	80	79	2.091% due 10/15/45	472	40
Series 2015-GC29 Class A4			Series 2012-CR5 Class A3
3.192% due 04/10/48	110	110	2.540% due 12/10/45	10	10
Series 2015-GC29 Class D			Series 2013-300P Class A1
3.110% due 04/10/48 (Þ)	520	335	4.353% due 08/10/30 (Þ)	950	1,028
Series 2015-GC29 Class XA			Series 2013-CR6 Class A4
1.314% due 04/10/48	1,122	83	3.101% due 03/10/46	115	117
Series 2015-GC31 Class A4			Series 2013-CR7 Class A1
3.762% due 06/10/48	225	235	0.716% due 03/10/46	2,847	2,829
Series 2015-GC35 Class A4			Series 2013-CR8 Class A5
3.818% due 11/10/48	170	178	3.612% due 06/10/46	185	194
Citigroup Mortgage Loan Trust, Inc.			Series 2013-CR9 Class A3
Series 2004-UST1 Class A5
			4.022% due 07/10/45	155	167
2.044% due 08/25/34 (Ê)	3,103	3,048	Series 2013-CR9 Class A4
Series 2005-11 Class A2A
			4.376% due 07/10/45	760	831
2.730% due 10/25/35 (Ê)	93	92	Series 2014-CR15 Class A4
Series 2007-AR8 Class 2A1A
			4.074% due 02/10/47	90	97
2.799% due 07/25/37 (Ê)	1,312	1,226	Series 2014-CR19 Class A5
Series 2012-7 Class 10A2
			3.796% due 08/10/47	75	79
2.729% due 09/25/36 (Ê)(Þ)	2,194	1,955

Citigroup/Deutsche Bank Commercial			Series 2014-CR21 Class A3
Mortgage Trust			3.528% due 12/10/47	300	308
Series 2005-CD1 Class C			Series 2014-KYO Class F
5.473% due 07/15/44	90	90	3.697% due 06/11/27 (Ê)(Þ)	3,330	3,293

See accompanying notes which are an integral part of this quarterly report.

152 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-UBS4 Class A5			Series 2007-2 Class 3A4
3.694% due 08/10/47	310	320	5.500% due 03/25/37	2,224	2,044
Series 2015-3BP Class A			CSMC Trust
3.178% due 02/10/35 (Þ)	1,030	1,030	Series 2014-USA Class A2
Series 2015-CR23 Class A4			3.953% due 09/15/37 (Þ)	2,970	3,107
3.497% due 05/10/48	305	312	DBCCRE Mortgage Trust
Series 2015-CR24 Class A5			Series 2014-ARCP Class C
3.696% due 08/10/55	90	93	5.099% due 01/10/34 (Þ)	3,985	4,092
			Deutsche Alt-A Securities Mortgage
Series 2015-CR24 Class D			Loan Trust
3.463% due 08/10/55	180	123	Series 2007-OA4 Class 1A1A
Series 2015-DC1 Class A5			0.411% due 08/25/47 (Ê)	3,582	2,850
3.350% due 02/10/48	290	294	DSLA Mortgage Loan Trust
Series 2015-LC19 Class A4			Series 2007-AR1 Class 2A1A
3.183% due 02/10/48	55	55	0.343% due 04/19/47 (Ê)	6,579	5,282
Series 2015-PC1 Class A4			Fannie Mae
3.620% due 07/10/50	115	119	10.000% due 2018	2	2
Series 2015-PC1 Class A5			5.000% due 2019	139	146
3.902% due 07/10/50	185	194
			3.766% due 2020	5,879	6,329
Commercial Mortgage Trust
Series 2014-277P Class A			4.000% due 2020	4	4
3.611% due 08/10/49 (Þ)	1,070	1,109	3.400% due 2021	4,790	5,118
Commercial Mortgage Trust			3.500% due 2021	247	261
Series 2014-CR14 Class A4
			3.840% due 2021	3,748	4,078
4.236% due 02/10/47	80	87
Credit Suisse Commercial Mortgage			3.890% due 2021	1,853	2,017
Trust Series			4.338% due 2021	5,973	6,572
Series 2007-C1 Class A3			5.500% due 2021	81	86
5.383% due 02/15/40	4,473	4,555
Series 2007-C3 Class A4			2.820% due 2022	2,529	2,619
5.889% due 06/15/39	51	52	2.830% due 2022	2,323	2,407
Series 2007-C4 Class A4			5.000% due 2022	997	1,069
6.147% due 09/15/39	895	932	5.500% due 2022	368	399
Credit Suisse First Boston Mortgage			4.500% due 2023	57	62
Securities Corp.
Series 2005-9 Class 2A1			5.500% due 2023	770	839
5.500% due 10/25/35	2,268	2,126	2.500% due 2024	6,819	7,043
Series 2005-C2 Class AMFX			4.000% due 2024	61	65
4.877% due 04/15/37	398	361	5.500% due 2024	530	580
Series 2005-C3 Class AJ
			7.500% due 2024	1	1
4.771% due 07/15/37	12	12
CSAIL Commercial Mortgage Trust			10.000% due 2024	2	3
Series 2015-C2 Class XA			4.000% due 2025	2,460	2,627
Interest Only STRIP			4.500% due 2025	46	50
1.046% due 06/15/57	1,266	73
			5.500% due 2025	1,159	1,219
Series 2015-C3 Class A4
			3.500% due 2026	2,114	2,238
3.718% due 08/15/48	200	208
Series 2015-C3 Class D			4.000% due 2026	6,161	6,583
3.507% due 08/15/48	355	250	4.500% due 2026	155	175
Series 2015-C4 Class A4			5.500% due 2026	162	181
3.808% due 11/15/48	520	543	9.000% due 2026	5	6
CSMC
Series 2010-19R Class 5A4			2.966% due 2027	3,963	3,997
3.250% due 08/27/36 (Þ)	2,977	2,896	3.000% due 2027	2,382	2,488
Series 2010-20R Class 7A4			3.500% due 2027	3,268	3,463
3.500% due 03/27/37 (Å)(Ê)	3,581	3,434	4.500% due 2027	530	600
CSMC Mortgage-Backed Trust			4.500% due 2027	3,043	3,239

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 153

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 2027	56	63	5.500% due 2038	2,262	2,544
3.500% due 2028	1,886	2,001	6.500% due 2038	191	230
7.000% due 2028	37	43	4.500% due 2039	729	840
6.500% due 2029	41	47	4.500% due 2039	728	793
7.000% due 2029	374	445	6.000% due 2039	593	673
7.500% due 2029	5	7	6.500% due 2039	113	129
3.500% due 2030	4,241	4,491	4.500% due 2040	271	295
6.500% due 2030	60	69	5.500% due 2040	612	684
7.000% due 2030	57	62	4.000% due 2041	8,592	9,275
8.000% due 2030	56	72	4.500% due 2041	7,481	8,155
8.500% due 2030	51	59	4.500% due 2041	1,495	1,695
9.500% due 2030	20	23	5.000% due 2041	16,601	18,386
4.000% due 2031	1,816	1,961	3.000% due 2042	5,105	5,226
6.500% due 2031	102	117	3.500% due 2042	5,818	6,116
7.000% due 2031	245	290	4.500% due 2042	713	776
7.500% due 2031	13	14	2.500% due 2043	571	566
8.500% due 2031	93	107	3.000% due 2043	2,270	2,321
3.500% due 2032	8,457	8,972	3.500% due 2043	11,004	11,554
6.500% due 2032	94	107	3.000% due 2044	10,209	10,439
7.000% due 2032	687	805	3.500% due 2045	47,323	49,613
7.500% due 2032	18	22	4.000% due 2045	15,978	17,137
8.500% due 2032	12	15	3.500% due 2046	40,829	42,774
2.448% due 2033(Ê)	114	121	15 Year TBA(Ï)
3.000% due 2033	5,396	5,635	2.000%	875	876
3.500% due 2033	4,649	4,933	2.500%	6,960	6,850
6.500% due 2033	141	161	3.000%	14,695	15,314
			30 Year TBA(Ï)
7.000% due 2033	315	360
			3.000%	51,140	52,202
2.267% due 2034(Ê)	88	93
			3.500%	43,468	45,492
2.424% due 2034(Ê)	442	468
			4.000%	53,770	57,427
2.536% due 2034(Ê)	239	254
			4.500%	35,735	38,588
5.500% due 2034	992	1,119
			5.000%	6,880	7,584
6.500% due 2034	271	322
			6.000%	2,295	2,595
7.000% due 2034	40	48	Series 1997-281 Class 2
2.353% due 2035(Ê)	695	740	Interest Only STRIP
2.376% due 2035(Ê)	493	523	9.000% due 11/25/26 (Å)	17	4
4.500% due 2035	714	818	Series 2000-306 Class IO
			Interest Only STRIP
5.500% due 2035	654	739	8.000% due 05/25/30 (Å)	17	4
7.000% due 2035	20	21	Series 2001-317 Class 2
7.500% due 2035	273	327	Interest Only STRIP
2.444% due 2036(Ê)	5	6	8.000% due 12/25/31 (Å)	26	6
			Series 2002-320 Class 2
4.000% due 2036	66	70	Interest Only STRIP
5.500% due 2036	451	493	7.000% due 04/25/32 (Å)	8	2
7.000% due 2036	86	93	Series 2003-339 Class 23

4.000% due 2037	71	77	Interest Only STRIP
			5.000% due 06/25/18	176	7
5.500% due 2037	2,410	2,695
			Series 2003-343 Class 6
6.500% due 2037	205	235	Interest Only STRIP
5.500% due 2038	2,365	2,671	5.000% due 10/25/33	478	93

See accompanying notes which are an integral part of this quarterly report.

154 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-345 Class 18			Series 2009-39 Class LB
Interest Only STRIP			4.500% due 06/25/29	1,394	1,510
4.500% due 12/25/18	526	24	Series 2009-70 Class PS
Series 2003-345 Class 19			Interest Only STRIP
Interest Only STRIP			6.581% due 01/25/37 (Ê)	11,544	2,136
4.500% due 01/25/19	572	26	Series 2009-71 Class MB
Series 2005-365 Class 12			4.500% due 09/25/24	1,059	1,124
Interest Only STRIP			Series 2009-96 Class DB

5.500% due 12/25/35	1,520	266	4.000% due 11/25/29	3,776	4,040
Series 2006-369 Class 8			Series 2010-95 Class S
Interest Only STRIP			Interest Only STRIP

5.500% due 04/25/36	222	44	6.431% due 09/25/40 (Ê)	10,594	1,633
Fannie Mae Grantor Trust			Series 2013-111 Class PL
Series 1999-T2 Class A1
			2.000% due 12/25/42	3,641	3,395
7.500% due 01/19/39	30	34	Series 2013-119 Class NT
Series 2001-T4 Class A1
			4.000% due 12/25/43	3,600	3,901
7.500% due 07/25/41	2,224	2,728	Series 2015-43 Class PA
Fannie Mae REMICS
Series 1996-46 Class ZA			3.500% due 01/25/43	3,326	3,480
7.500% due 11/25/26	72	82	Fannie Mae Whole Loan
			Series 2003-W1 Class 2A
Series 1997-68 Class SC
			6.552% due 12/25/42	60	70
8.338% due 05/18/27 (Å)(Ê)	25	5	Series 2004-W9 Class 2A1
Series 1999-56 Class Z
			6.500% due 02/25/44	122	138
7.000% due 12/18/29	252	289	Series 2004-W11 Class 1A2
Series 2001-4 Class SA
			6.500% due 05/25/44	265	316
7.388% due 02/17/31 (Å)(Ê)	7	—	Fannie Mae-Aces
Series 2002-57 Class PG			Series 2011-M2 Class A3

5.500% due 09/25/17	275	281	3.764% due 04/25/21	4,250	4,635
Series 2003-25 Class IK			Series 2012-M8 Class ASQ2

7.000% due 04/25/33 (Å)	70	14	1.520% due 12/25/19	8,061	8,109
Series 2003-32 Class UI			Series 2013-M4 Class ASQ2

6.000% due 05/25/33 (Å)	53	12	1.451% due 02/25/18	3,584	3,592
Series 2003-33 Class IA			Series 2013-M14 Class FA

6.500% due 05/25/33 (Å)	334	73	0.520% due 08/25/18 (Ê)	4,386	4,371
Series 2003-35 Class FY			Series 2014-M13 Class A2

0.570% due 05/25/18 (Ê)	298	299	3.021% due 08/25/24	2,735	2,825
Series 2003-35 Class IU			Series 2014-M13 Class AB2

6.000% due 05/25/33 (Å)	62	14	2.951% due 08/25/24	3,645	3,802
Series 2003-35 Class UI			Series 2014-M13 Class ASQ2
Interest Only STRIP
			1.637% due 11/25/17	16,039	16,154
6.500% due 05/25/33 (Å)	74	14	Series 2015-M1 Class ASQ1
Series 2003-64 Class JI
			0.782% due 02/25/18	6,452	6,438
6.000% due 07/25/33 (Å)	39	9	Series 2015-M1 Class ASQ2
Series 2004-70 Class EB
			1.626% due 02/25/18	9,390	9,456
5.000% due 10/25/24	687	741	Series 2015-M7 Class ASQ1
Series 2005-110 Class MB
			0.882% due 04/25/18	5,358	5,355
5.500% due 09/25/35	256	274	Series 2015-M7 Class ASQ2
Series 2005-117 Class LC
			1.550% due 04/25/18	3,325	3,338
5.500% due 11/25/35	2,096	2,278	Series 2015-M11 Class A1
Series 2006-22 Class CE
			2.097% due 04/25/25	4,605	4,660
4.500% due 08/25/23	715	763	Series 2015-M15 Class ASQ1
Series 2006-118 Class A1
			0.849% due 01/25/19	11,044	11,033
0.259% due 12/25/36 (Å)(Ê)	66	64	FDIC Guaranteed Notes Trust
Series 2007-73 Class A1			Series 2010-S1Class 1A

0.259% due 07/25/37 (Å)(Ê)	675	635	0.978% due 02/25/48 (Ê)(Þ)	381	381

FDIC Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 155

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-R1 Class A			8.500% due 2027	44	53
2.184% due 05/25/50 (Þ)	833	839	2.500% due 2030	8,511	8,711
Series 2011-R1 Class A
			3.000% due 2030	3,312	3,455
2.672% due 07/25/26 (Þ)	3,239	3,303
Federal Home Loan Mortgage Corp.			3.500% due 2030	1,467	1,552
Multifamily Structured Pass Through			7.500% due 2030	47	54
Certificates
Series 2015-KF12 Class A			8.500% due 2030	19	22
0.943% due 09/25/22 (Ê)	4,934	4,887	6.500% due 2031	71	81
Series 2015-KS03 Class A4			8.000% due 2031	4	4
3.161% due 05/25/25	1,145	1,181	7.000% due 2032	43	52
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through			2.360% due 2033(Ê)	142	151
Certificates			3.000% due 2035	545	566
Series 2011-K702 Class X1			3.500% due 2035	2,911	3,082
Interest Only STRIP
			5.000% due 2035	58	65
1.525% due 02/25/18	53,461	1,391
Series 2015-K044 Class A2			4.000% due 2036	139	149
2.811% due 01/25/25	3,050	3,081	6.000% due 2038	2,263	2,573
Series 2015-K151 Class A3			6.500% due 2038	41	46
3.511% due 04/25/30	2,405	2,477	4.500% due 2039	7,207	8,003
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities			5.500% due 2039	1,474	1,636
Series 2002-42 Class A6			4.000% due 2040	9,130	9,906
9.500% due 02/25/42	47	58	4.500% due 2040	4,464	4,958
Series 2003-56 Class A5			5.000% due 2040	326	360
5.231% due 05/25/43	1,802	2,006	5.500% due 2040	2,225	2,485
Series 2003-58 Class 2A
			4.000% due 2041	9,290	10,040
6.500% due 09/25/43	152	179
First Horizon Asset Securities, Inc.			5.500% due 2041	2,597	2,922
Series 2005-AR4 Class 2A1			3.000% due 2042	2,948	3,006
2.666% due 10/25/35 (Ê)	1,433	1,243	3.500% due 2043	3,695	3,874
First Horizon Mortgage Pass-Through
			3.500% due 2044	2,497	2,623
Series Trust 2005-AR1 Class 2A1			4.000% due 2044	6,764	7,285
2.608% due 04/25/35 (Ê)	991	981	3.000% due 2045	23,875	24,345
First Union National Bank-Bank of
			3.500% due 2045	44,555	46,685
Trust America NA Commercial Mortgage			4.000% due 2045	32,301	34,559
Series 2001-C1 Class IO1			4.000% due 2046	4,820	5,150
Interest Only STRIP			15 Year TBA(Ï)
2.200% due 03/15/33 (Þ)	2,361	3	2.500%	4,900	5,010
Four Times Square Trust Commercial
Mortgage Pass-Through Certificates			3.000%	6,475	6,749
Series 2006-4TS Class A			30 Year TBA(Ï)
5.401% due 12/13/28 (Þ)	390	434	3.500%	12,497	13,063
Freddie Mac			4.000%	8,100	8,636
8.500% due 2017	2	2	5.000%	375	412
10.500% due 2017	—	—	6.000%	4,450	5,015
8.000% due 2020	12	13	Freddie Mac Mortgage Trust

10.000% due 2020	3	3	Series 2010-K7 Class B
			5.624% due 04/25/20 (Þ)	5,700	6,288
11.000% due 2020	2	2	Freddie Mac Reference REMIC
10.500% due 2021	4	4	Series 2006-R007 Class ZA
8.500% due 2025	7	8	6.000% due 05/15/36	2,411	2,735
4.000% due 2026	1,584	1,691	Freddie Mac REMICS
			Series 1994-1730 Class Z
3.500% due 2027	3,253	3,440
			7.000% due 05/15/24	82	92
7.000% due 2027	33	37

See accompanying notes which are an integral part of this quarterly report.

156 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 1999-2129 Class SG			Series 2012-271 Class 30
6.838% due 06/17/27 (Å)(Ê)	475	86	3.000% due 08/15/42	7,755	7,827
Series 2000-2247 Class SC			FREMF Mortgage Trust
7.334% due 08/15/30 (Å)(Ê)	15	3	Series 2015-K721 Class B
Series 2002-2463 Class SJ			3.681% due 11/25/47 (Þ)	4,105	3,687
7.834% due 03/15/32 (Å)(Ê)	43	12	GAHR Commercial Mortgage Trust
Series 2003-2610 Class UI			Series 2015-NRF Class AFX
6.500% due 05/15/33 (Å)	11	2	3.235% due 12/15/19 (Þ)	2,660	2,727
Series 2003-2621 Class QH			GE Commercial Mortgage Corp. Trust
			Series 2007-C1 Class AM
5.000% due 05/15/33	696	768
Series 2003-2624 Class QH			5.606% due 12/10/49	165	168
			Ginnie Mae
5.000% due 06/15/33	666	738	Series 1999-27 Class SE
Series 2003-2649 Class IM			Interest Only STRIP
7.000% due 07/15/33 (Å)	90	23	8.439% due 08/16/29 (Å)(Ê)	62	18
Series 2003-2697 Class LG			Series 2002-27 Class SA
4.500% due 10/15/23	579	625	7.839% due 05/16/32 (Å)(Ê)	14	3
Series 2003-2725 Class TA			Series 2010-14 Class A
4.500% due 12/15/33	1,300	1,521	4.500% due 06/16/39	780	832
Series 2006-3123 Class HT			Series 2010-H04 Class BI
5.000% due 03/15/26	1,503	1,634	Interest Only STRIP
Series 2006-3150 Class EQ			1.406% due 04/20/60	12,017	571
5.000% due 05/15/26	1,068	1,157	Series 2010-H12 Class PT
Series 2006-R006 Class ZA			5.470% due 11/20/59	2,980	3,082
6.000% due 04/15/36	3,361	3,827	Series 2010-H22 Class JI
Series 2007-3335 Class FT			Interest Only STRIP
0.348% due 08/15/19 (Ê)	431	430	2.501% due 11/20/60	20,128	1,453
Series 2007-3345 Class FP			Series 2011-H02 Class BI

0.367% due 11/15/36 (Ê)	74	75	Interest Only STRIP
Series 2007-3345 Class PF			0.417% due 02/20/61	16,843	219
0.347% due 05/15/36 (Ê)	45	45	Series 2012-H11 Class CI
			Interest Only STRIP

Series 2009-3558 Class G			2.907% due 04/20/62	19,749	1,388
4.000% due 08/15/24	150	165	Series 2012-H23 Class FI
Series 2010-3704 Class DC
4.000% due 11/15/36	1,243	1,320	Interest Only STRIP	19,943	409
			0.783% due 10/20/62
Series 2011-3963 Class JB			Series 2013-H03 Class HI
4.500% due 11/15/41	3,500	4,014	Interest Only STRIP
Series 2012-3997 Class PB			2.617% due 12/20/62	13,745	1,241
4.000% due 02/15/42	4,000	4,422	Series 2013-H06 Class HI
Series 2013-4233 Class MD			Interest Only STRIP
1.750% due 03/15/25	2,964	2,984	2.932% due 01/20/63	29,250	2,036
Series 2014-4423 Class VB			Series 2014-190 Class PL
3.500% due 06/15/33	1,090	1,152	3.500% due 12/20/44	4,959	5,306
Freddie Mac Strips			Ginnie Mae I
Series 1998-191			11.000% due 2020	1	2
Interest Only STRIP
			10.500% due 2021	7	7
8.000% due 01/01/28 (Å)	16	3
Series 1998-194			10.000% due 2022	11	12
Interest Only STRIP			2.140% due 2023	3,520	3,579
6.500% due 04/01/28 (Å)	41	9	10.000% due 2025	13	15
Series 2001-212
Interest OnlySTRIP			8.000% due 2030	93	106

6.000% due 05/01/31 (Å)	40	7	7.500% due 2031	12	12
Series 2001-215			7.500% due 2032	6	7
Interest Only STRIP			5.500% due 2034	26	29
8.000% due 06/15/31 (Å)	41	10	5.500% due 2035	3,616	4,121

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 157

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 2036	51	57	Series 2011-GC5 Class XA
			Interest Only STRIP
5.500% due 2037	31	35
			1.815% due 08/10/44 (Þ)	1,619	70
5.500% due 2038	42	47	Series 2013-GC12 Class A1
4.500% due 2039	12,086	13,381	0.742% due 06/10/46	1,042	1,034
5.000% due 2039	6,273	7,013	Series 2013-GC13 Class XA

4.500% due 2040	4,771	5,199	Interest Only STRIP
			0.338% due 07/10/46	14,048	120
5.000% due 2040	1,059	1,176

4.500% due 2041	3,598	3,920	Series 2013-GC16 Class A1	1,193	1,191
			1.264% due 11/10/46
4.500% due 2042	284	310	Series 2014-GC18 Class A4
3.000% due 2043	6,547	6,767	4.074% due 01/10/47	250	269
30 Year TBA(Ï)			Series 2014-GC20 Class D
3.500%	1,350	1,422	5.029% due 04/10/47 (Þ)	460	359
4.000%	8,775	9,345	Series 2014-GC26 Class C
6.000%	175	197	4.662% due 11/10/47	1,525	1,475
Ginnie Mae II			Series 2015-GC28 Class A5
1.750% due 2040(Ê)	820	845	3.396% due 02/10/48	1,500	1,521
			Series 2015-GS1 Class D
2.000% due 2040(Ê)	1,217	1,276
			3.268% due 11/10/48	175	122
3.000% due 2040(Ê)	1,244	1,303	GSMPS Mortgage Loan Trust
5.500% due 2043	3,332	3,681	Series 1998-1 Class A
3.000% due 2045	12,638	13,054	8.000% due 09/19/27 (Þ)	52	53

3.500% due 2045	26,531	28,027	Series 1998-3 Class A
			7.750% due 09/19/27 (Þ)	41	42
3.500% due 2046	5,400	5,705
			Series 1999-3 Class A
4.000% due 2046	7,005	7,504
			8.000% due 08/19/29 (Þ)	146	136
5.390% due 2059	1,831	1,897	Series 2005-RP1 Class 1A4
4.700% due 2061	7,040	7,367	8.500% due 01/25/35 (Þ)	458	494
4.810% due 2061	7,014	7,379	Series 2006-RP1 Class 1A2
4.564% due 2062	5,881	6,343	7.500% due 01/25/36 (Þ)	1,004	1,049
			Series 2006-RP1 Class 1A3
4.845% due 2062	1,420	1,504
			8.000% due 01/25/36 (Þ)	1,029	1,096
5.065% due 2062	2,367	2,510	GSR Mortgage Loan Trust
4.652% due 2063	920	1,012	Series 2005-AR7 Class 6A1
4.661% due 2063	295	324	4.965% due 11/25/35 (Ê)	483	463
30 Year TBA(Ï)			HarborView Mortgage Loan Trust

3.500%	9,695	10,223	Series 2005-4 Class 3A1
			2.660% due 07/19/35 (Ê)	2,144	1,885
4.000%	1,550	1,657
			Hilton USA Trust
GMACM Mortgage Loan Trust			Series 2013-HLF Class DFL
Series 2005-AR2 Class 4A
			2.941% due 11/05/30 (Ê)(Þ)	190	190
3.149% due 05/25/35 (Ê)	1,655	1,555
GreenPoint Mortgage Funding Trust			Series 2013-HLT Class EFX
Series 2005-AR5 Class 1A1			5.222% due 11/05/30 (Þ)	5,000	5,008
0.440% due 11/25/45 (Ê)	154	132	IndyMac INDA Mortgage Loan Trust
GS Mortgage Securities Corp. II			Series 2007-AR1 Class 1A1
Series 2011-GC5 Class A4			2.822% due 03/25/37 (Ê)	2,116	1,952
3.707% due 08/10/44	6,880	7,333	IndyMac INDX Mortgage Loan Trust
			Series 2005-AR25 Class 1A21

Series 2013-GC10 Class A1			2.795% due 12/25/35 (Ê)	493	372
0.696% due 02/10/46	11	10	JPMBB Commercial Mortgage Securities
Series 2015-GC30 Class A4			Trust
3.382% due 05/10/50	405	411	Series 2014-C21 Class A5
GS Mortgage Securities Corp. Trust			3.775% due 08/15/47	60	63
Series 2012-ALOH Class A			Series 2014-C23 Class XA
3.551% due 04/10/34 (Þ)	1,860	1,943	Interest Only STRIP
GS Mortgage Securities Trust			1.025% due 09/15/47 (Ê)	4,939	213

See accompanying notes which are an integral part of this quarterly report.

158 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-C26 Class C			Series 2005-A4 Class 1A1
4.570% due 01/15/48	1,515	1,452	2.537% due 07/25/35 (Ê)	377	372
Series 2015-C27 Class A4			Series 2005-A8 Class 1A1
3.179% due 02/15/48	310	309	2.636% due 11/25/35 (Ê)	1,144	1,079
Series 2015-C28 Class D			Series 2005-S3 Class 1A2
3.881% due 10/15/48 (Þ)	175	123	5.750% due 01/25/36	80	69
Series 2015-C29 Class A4			Series 2006-A6 Class 1A2
3.611% due 05/15/48	1,930	1,984	2.677% due 10/25/36 (Ê)	642	575
Series 2015-C32 Class A5			Series 2007-A1 Class B1
3.598% due 11/15/48	265	272	2.695% due 07/25/35 (Ê)	65	22
JPMorgan Alternative Loan Trust			Series 2007-A4 Class 3A3
Series 2006-A2 Class 3A1			4.844% due 06/25/37 (Ê)	1,361	1,218
2.674% due 05/25/36 (Ê)	3,580	2,899	Series 2015-SGP Class C
JPMorgan Chase Commercial Mortgage
			3.926% due 07/15/36 (Ê)(Þ)	4,805	4,666
Securities Trust
Series 2004-LN2 Class B			JPMorgan Resecuritization Trust Series
			Series 2009-5 Class 2A2
5.446% due 07/15/41	1,550	1,546
			1.796% due 01/26/37 (Ê)(Þ)	5,704	4,647
Series 2005-CB12 Class AJ			LB-Commercial Mortgage Trust
4.987% due 09/12/37	1,244	1,247	Series 2007-C3 Class AJ
Series 2006-CB15 Class A4			6.097% due 07/15/44	2,440	2,399
5.814% due 06/12/43	1,881	1,883	Series 2007-C3 Class AM
Series 2006-LDP8 Class A4			6.096% due 07/15/44	4,780	5,008
5.399% due 05/15/45	171	172	LB-UBS Commercial Mortgage Trust
Series 2006-LDP9 Class A3			Series 2004-C6 Class F
5.336% due 05/15/47	324	330	5.206% due 08/15/36	1,374	1,373
Series 2007-C1 Class A4			Series 2005-C7 Class F
5.716% due 02/15/51	273	286	5.350% due 11/15/40	2,505	2,503
Series 2007-CB18 Class A4			Series 2007-C1 Class AJ
5.440% due 06/12/47	882	902	5.484% due 02/15/40	3,840	3,830
Series 2007-CB19 Class A4			Series 2007-C1 Class AM
5.883% due 02/12/49	6	7	5.455% due 02/15/40	2,570	2,641
Series 2007-LDPX Class A3			Series 2007-C2 Class A3
5.420% due 01/15/49	181	185	5.430% due 02/15/40	3,305	3,378
Series 2007-LDPX Class AM			Series 2007-C7 Class AJ
5.464% due 01/15/49	4,250	4,271	6.449% due 09/15/45	4,830	4,842
Series 2008-C2 Class A4FL			Series 2008-C1 Class A2
1.696% due 02/12/51 (Ê)	1,407	1,382	6.269% due 04/15/41	49	52
Series 2009-IWST Class C			Mastr Adjustable Rate Mortgages Trust
7.693% due 12/05/27 (Þ)	2,020	2,356	Series 2004-10 Class 2A2
Series 2012-C8 Class A3			3.087% due 10/25/34 (Ê)	5	4
2.829% due 10/15/45	480	484	Series 2005-1 Class B1
Series 2012-C8 Class E			2.596% due 03/25/35 (Ê)	623	196
4.814% due 10/15/45 (Þ)	100	94	Series 2006-2 Class 4A1
Series 2013-C10 Class A5			2.747% due 02/25/36 (Ê)	682	666
3.143% due 12/15/47	5,000	5,111	Series 2007-HF2 Class A1
Series 2014-FBLU Class A			0.531% due 09/25/37 (Ê)	3,254	2,937
1.147% due 12/15/28 (Ê)(Þ)	2,095	2,095	Mastr Reperforming Loan Trust
Series 2014-FBLU Class C			Series 2005-2 Class 1A4
2.426% due 12/15/28 (Ê)(Þ)	2,435	2,435	8.000% due 05/25/35 (Þ)	764	814
Series 2015-CSMO Class A			MASTR Reperforming Loan Trust
			Series 2005-1 Class 1A3
1.447% due 01/15/32 (Ê)(Þ)	900	889
JPMorgan Mortgage Trust			7.000% due 08/25/34 (Þ)	372	385
Series 2004-A2 Class 3A1			Merrill Lynch Mortgage Investors Trust
			Series 2005-A9 Class 2A1C
2.297% due 05/25/34 (Ê)	245	236
Series 2005-A1 Class 6T1			2.649% due 12/25/35 (Ê)	3,825	3,676
			Merrill Lynch Mortgage Trust
2.548% due 02/25/35 (Ê)	80	80

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 159

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-A10 Class A			Series 2011-C2 Class A2
0.431% due 02/25/36 (Ê)	338	311	3.476% due 06/15/44 (Þ)	4,469	4,480
Series 2006-C2 Class AM			Morgan Stanley Capital I, Inc.
5.782% due 08/12/43	1,400	1,418	Series 2007-IQ14 Class A2
Series 2008-C1 Class A4			5.610% due 04/15/49	604	604
5.690% due 02/12/51	3,439	3,622	Series 2007-IQ14 Class A4
ML-CFC Commercial Mortgage Trust			5.692% due 04/15/49	530	544
Series 2007-5 Class A4			Series 2007-IQ16 Class A4
5.378% due 08/12/48	262	267	5.809% due 12/12/49	199	208
Series 2007-5 Class AM			Morgan Stanley Re-REMIC Trust
5.419% due 08/12/48	350	356	Series 2009-GG10 Class A4A
Morgan Stanley Bank of America Merrill			5.989% due 08/12/45 (Þ)	1,016	1,044
Lynch Trust			Series 2010-GG10 Class A4A
Series 2012-C5 Class A4			5.989% due 08/15/45 (Þ)	321	329
3.176% due 08/15/45	50	52	Mortgage Pass-Through Certificates
Series 2013-C7 Class A1			Series 2001-CIB2 Class D
0.738% due 02/15/46	1,062	1,058	6.847% due 04/15/35	187	186
Series 2013-C8 Class A4			Motel 6 Trust
3.134% due 12/15/48	150	153	Series 2015-MTL6 Class A2A2
Series 2014-C19 Class A4			2.605% due 02/05/30 (Þ)	3,370	3,381
3.526% due 12/15/47	130	134	MSBAM Commercial Mortgage
Series 2015-C24 Class A4			Securities Trust
			Series 2012-CKSV Class A2
3.732% due 05/15/48	4,430	4,608
Series 2015-C24 Class C			3.277% due 10/15/30 (Þ)	1,065	1,066
			MSCG Trust
4.500% due 05/15/48	455	421	Series 2015-ALDR Class A2
Series 2015-C26 Class A3
			3.577% due 06/07/35 (Þ)	1,435	1,459
3.211% due 10/15/48	5,055	5,117	NCUA Guaranteed Notes Trust
Series 2015-C26 Class D			Series 2010-R1 Class 2A
3.060% due 10/15/48 (Þ)	225	149	1.840% due 10/07/20	149	149
Series 2015-C26 Class XA			Series 2010-R3 Class 3A
1.279% due 10/15/48	265	21	2.400% due 12/08/20	1,423	1,441
Morgan Stanley Capital I Trust			Nomura Resecuritization Trust
Series 2003-IQ4 Class J			Series 2013-1R Class 3A12
5.500% due 05/15/40 (Þ)	364	370	0.351% due 10/26/36 (Ê)(Þ)	2,482	2,124
Series 2005-IQ9 Class B			Series 2014-1R Class 5A3
4.860% due 07/15/56	1,190	1,200	0.341% due 10/26/36 (Ê)(Þ)	4,173	3,355
Series 2005-IQ10 Class B			Series 2015-11R Class 3A2
6.278% due 09/15/42	244	246	2.394% due 05/25/36 (Ê)(Þ)	1,272	1,172
Series 2006-HQ8 Class C			Prime Mortgage Trust
5.683% due 03/12/44	1,405	1,399	Series 2004-CL1 Class 1A2
Series 2006-T21 Class B			0.621% due 02/25/34 (Ê)	26	24
5.312% due 10/12/52 (Þ)	1,566	1,563	RAMP Trust
Series 2006-T21 Class D			Series 2004-SL1 Class A3
5.404% due 10/12/52 (Þ)	85	80	7.000% due 11/25/31	2	2
Series 2006-T21 Class E			RBS Commercial Funding, Inc. Trust

5.404% due 10/12/52 (Þ)	55	52	Series 2013-GSP Class A
Series 2007-IQ14 Class A2FL			3.961% due 01/13/32 (Þ)	1,055	1,112
0.358% due 04/15/49 (Ê)	3,155	3,147	RBSCF Trust
			Series 2010-RR4 Class WBCA

Series 2007-IQ16 Class AM			5.509% due 04/16/47 (Þ)	300	301
6.288% due 12/12/49	6,907	7,277	RBSSP Resecuritization Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49	2,962	2,882	Series 2010-3 Class 9A1	439	446
			5.500% due 02/26/35 (Þ)
Series 2008-T29 Class AM			Reperforming Loan REMIC Trust
6.261% due 01/11/43	4,950	5,300	Series 2005-R2 Class 2A4
Series 2008-T29 Class D			8.500% due 06/25/35 (Þ)	81	86
6.268% due 01/11/43 (Þ)	175	180	RFMSI Trust

See accompanying notes which are an integral part of this quarterly report.

160 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-SA4 Class 2A1			Series 2006-AR10 Class 1A1
3.660% due 11/25/36 (Ê)	410	356	2.237% due 09/25/36	4,261	3,834
Rialto Capital Management LLC			Series 2007-HY1 Class 3A3
Series 2014-LT5 Class A			4.434% due 02/25/37 (Ê)	3,238	2,970
2.850% due 05/15/24 (Þ)	206	205	Series 2007-HY2 Class 2A3
RREF LLC			1.755% due 04/25/37 (Ê)	3,595	2,651
Series 2014-LT6 Class A			Series 2007-HY5 Class 3A1
2.750% due 09/15/24 (Þ)	268	268	4.591% due 05/25/37 (Ê)	4,052	3,551
Series 2015-LT7 Class A			Series 2007-OA2 Class 1A
3.000% due 12/25/32 (Þ)	3,656	3,652	0.828% due 03/25/47 (Ê)	4,696	3,527
SFAVE Commercial Mortgage Securities
Trust			Wells Fargo Commercial Mortgage Trust
			Series 2015-C29 Class D
Series 2015-5AVE Class A1			4.365% due 06/15/48	125	93
3.872% due 01/05/35 (Þ)	215	214
			Series 2015-LC22 Class A4
Series 2015-5AVE Class A2B			3.839% due 09/15/58	155	162
4.144% due 01/05/35 (Þ)	630	572
Structured Adjustable Rate Mortgage			Series 2015-NXS1 Class D
Loan Trust			4.242% due 05/15/48	40	30
Series 2004-12 Class 2A			Wells Fargo Mortgage Backed Securities
2.421% due 09/25/34 (Ê)	5,212	5,149	Trust
			Series 2004-CC Class A1
Series 2004-18 Class 5A			2.665% due 01/25/35 (Ê)	567	572
2.586% due 12/25/34	67	66
Structured Asset Mortgage Investments			Series 2005-18 Class 2A10
II Trust			21.923% due 01/25/36 (Å)(Ê)	152	182
Series 2004-AR7 Class A1B			Series 2005-AR7 Class 2A1
0.826% due 04/19/35 (Ê)	634	600	2.740% due 05/25/35 (Ê)	1,545	1,526
Towd Point Mortgage Trust			Series 2005-AR8 Class 1A1
Series 2015-2 Class 2A1			2.722% due 06/25/35 (Ê)	4,045	4,104
3.750% due 11/25/57 (Þ)	2,755	2,845	Series 2006-2 Class 2A3
UBS-Barclays Commercial Mortgage
Trust			5.500% due 03/25/36	585	561
Series 2012-C3 Class A4			Series 2006-6 Class 1A8
3.091% due 08/10/49	315	321	5.750% due 05/25/36	901	883
Series 2013-C5 Class A4			Series 2006-8 Class A15
3.185% due 03/10/46	530	542	6.000% due 07/25/36	1,952	1,970
Wachovia Bank Commercial Mortgage			Series 2006-11 Class A9
Trust			6.500% due 09/25/36	850	826
Series 2006-C29 Class A4			Series 2006-AR1 Class 2A5
5.308% due 11/15/48	162	164	5.552% due 03/25/36 (Ê)	744	710
Series 2007-C30 Class A5			Series 2006-AR2 Class 2A1
5.342% due 12/15/43	1,175	1,201	2.698% due 03/25/36	865	857
Series 2007-C33 Class AJ			Series 2006-AR4 Class 2A1
6.150% due 02/15/51	5,100	5,137	5.724% due 04/25/36 (Ê)	4,645	4,460
Wachovia Bank Commercial Mortgage			Series 2006-AR10 Class 4A1
Trust Series
Series 2006-C26 Class AM			2.626% due 07/25/36 (Ê)	1,685	1,578
			Series 2006-AR17 Class A1
6.172% due 06/15/45	3,960	4,008
Washington Mutual Mortgage Pass-			2.733% due 10/25/36 (Ê)	4,755	4,493
Through Certificates Trust			Series 2007-11 Class A81
Series 2004-AR1 Class A			6.000% due 08/25/37	1,933	1,915
2.436% due 03/25/34 (Ê)	397	398	Series 2007-13 Class A7
Series 2004-AR13 Class A1A			6.000% due 09/25/37	381	384
0.941% due 11/25/34 (Ê)	2,432	2,307	WFRBS Commercial Mortgage Trust
Series 2005-AR6 Class 2A1A			Series 2011-C4 Class A4
0.451% due 04/25/45 (Ê)	5,507	5,112	4.902% due 06/15/44 (Þ)	600	670
Series 2006-AR7 Class 2A			Series 2012-C6 Class D
1.093% due 07/25/46 (Ê)	1,552	1,260	5.747% due 04/15/45 (Þ)	415	418
			Series 2012-C8 Class A1
			0.864% due 08/15/45	939	936

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 161

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2012-C8 Class A3						36,473
3.001% due 08/15/45	3,910	3,992	Non-US Bonds - 3.9%
Series 2012-C9 Class A1			Achmea BV
0.673% due 11/15/45	345	343	2.500% due 11/19/20	EUR	2,800	3,240
Series 2012-C9 Class A3			Australia Government International
			Bond
2.870% due 11/15/45	110	112	Series 120
Series 2013-C11 Class A5
3.071% due 03/15/45	65	66	6.000% due 02/15/17	AUD	2,689	1,982
			Series 126
Series 2013-C14 Class A1
0.836% due 06/15/46	1,214	1,206	4.500% due 04/15/20	AUD	12,350	9,627
			Series 133
Series 2013-C14 Class A5
3.337% due 06/15/46	3,434	3,534	5.500% due 04/21/23	AUD	1,340	1,142
			Series 140
Series 2013-C15 Class A3
3.881% due 08/15/46	125	133	4.500% due 04/21/33	AUD	10,020	8,464
			Barclays Bank PLC
Series 2014-C19 Class A3
3.660% due 03/15/47	1,780	1,863	6.000% due 01/14/21	EUR	1,225	1,583
			Brazil Notas do Tesouro Nacional
Series 2014-C19 Class A5			Series NTNB
4.101% due 03/15/47	285	307	6.000% due 05/15/45	BRL	5,401	3,210
Series 2014-C20 Class A5
3.995% due 05/15/47	100	107	6.000% due 08/15/50	BRL	8,580	5,176
			Series NTNF
Series 2014-C21 Class A5
3.678% due 08/15/47	50	52	10.000% due 01/01/21	BRL	12,510	2,591
Series 2014-C25 Class A5			10.000% due 01/01/23	BRL	23,181	4,521
3.631% due 11/15/47	130	135	10.000% due 01/01/25	BRL	26,060	4,840
Series 2014-LC14 Class XA			Bundesrepublik Deutschland
Interest Only STRIP			1.000% due 08/15/25	EUR	1,300	1,505
1.602% due 03/15/47	2,562	183	Colombian TES
		1,541,715	Series B
Municipal Bonds - 0.6%			10.000% due 07/24/24	COP	38,578,500	12,703
Brazos Higher Education Authority			CRH Finland Services OYJ
Revenue Bonds			2.750% due 10/15/20	EUR	725	847
0.613% due 12/26/24 (Ê)	1,471	1,390	Danske Bank A/S
City of New York New York General			2.750% due 05/19/26	EUR	2,100	2,331
Obligation Unlimited
5.047% due 10/01/24	2,200	2,582	European Financial Stability Facility
			1.625% due 07/17/20	EUR	3,850	4,488
6.646% due 12/01/31	1,500	1,762	European Investment Bank
Metropolitan Transportation Authority			Series EmtN
Revenue Bonds			FCA Capital Ireland PLC
6.089% due 11/15/40	2,800	3,678	1.375% due 09/15/21	EUR	5,725	6,679
Municipal Electric Authority of Georgia
Revenue Bonds			2.875% due 01/26/18	EUR	2,620	2,916
			Housing Financing Fund
6.637% due 04/01/57	4,755	5,703	Series 2

7.055% due 04/01/57	4,445	5,154	3.750% due 04/15/34	ISK	362,323	2,991
New York City Water & Sewer System
Revenue Bonds			Series 3
			3.750% due 06/15/44	ISK	772,890	6,559
5.375% due 06/15/43	5,075	5,953
North Texas Tollway Authority Revenue			Intesa Sanpaolo SpA
Bonds			2.000% due 06/18/21	EUR	2,025	2,272
6.718% due 01/01/49	1,100	1,562	Ireland Government International Bond
Port Authority of New York & New			5.400% due 03/13/25	EUR	7,190	10,877
Jersey Revenue Bonds			Malaysia Government Bond
4.458% due 10/01/62	4,175	4,149	Series 0515
State of California General Obligation			3.759% due 03/15/19	MYR	5,300	1,295
Unlimited			Malaysia Government International Bond
6.650% due 03/01/22	945	1,157	Series 0111

University of California Revenue Bonds			4.160% due 07/15/21	MYR	1,680	415
4.601% due 05/15/31	3,085	3,383

See accompanying notes which are an integral part of this quarterly report.

162 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 0114				3.125% due 09/01/22	SGD	1,090	817
4.181% due 07/15/24	MYR	17,700	4,329	3.000% due 09/01/24	SGD	1,100	819
Series 0115
				2.375% due 06/01/25	SGD	2,500	1,766
3.955% due 09/15/25	MYR	5,480	1,329	Snam SpA
Series 0215
				1.375% due 11/19/23	EUR	675	740
3.795% due 09/30/22	MYR	8,170	1,986	South Africa Government International
Series 0314				Bond
4.048% due 09/30/21	MYR	6,770	1,660	Series R203
Series 0315				8.250% due 09/15/17	ZAR	34,050	2,151
3.659% due 10/15/20	MYR	5,350	1,304	Series R209
Series 0414				6.250% due 03/31/36	ZAR	27,870	1,221
3.654% due 10/31/19	MYR	11,660	2,836	Series R214
Series 0512				6.500% due 02/28/41	ZAR	111,850	4,876
3.314% due 10/31/17	MYR	4,630	1,127	Telefonica Emisiones SAU
Mexican Bonos				1.477% due 09/14/21	EUR	1,600	1,742
Series M 10				Titulos De Tesoreria B Bonds
8.500% due 12/13/18	MXN	43,460	2,644	Series B
Series M 20				6.000% due 04/28/28	COP	5,555,100	1,301
10.000% due 12/05/24	MXN	102,650	7,234				229,090
7.500% due 06/03/27	MXN	59,743	3,615	United States Government Agencies - 2.2%
Series M 30				Federal Home Loan Banks
10.000% due 11/20/36	MXN	74,210	5,520	3.150% due 06/28/17		5,830	5,848
Series M				Federal Home Loan Mortgage Corp.
				Series 1
8.000% due 06/11/20	MXN	81,530	4,988	1.000% due 07/28/17		7,000	7,024
7.750% due 05/29/31	MXN	37,000	2,262	United States Small Business
7.750% due 11/13/42	MXN	182,600	11,104	Administration
New Zealand Government Bond				Series 97-D Class 1
Series 0427				7.500% due 04/01/17		57	59
4.500% due 04/15/27	NZD	7,500	5,430	United States Treasury Notes
New Zealand Government International				1.000% due 12/31/17		5,245	5,266
Bond
				0.750% due 01/31/18		20,175	20,165
2.000% due 09/20/25	NZD	3,830	2,563
Series 423				1.125% due 01/15/19		18,155	18,237
5.500% due 04/15/23	NZD	2,090	1,581	1.750% due 12/31/20		65,070	66,354
Series 521				1.375% due 01/31/21		2,240	2,282
6.000% due 05/15/21	NZD	22,255	16,703				125,235
Norway Government International Bond				United States Government Treasuries - 14.2%
Series 472				United States Treasury Inflation Indexed
4.250% due 05/19/17 (Þ)	NOK	45,496	5,486	Bonds
Series 477				0.125% due 04/15/17		6,092	6,097
1.750% due 03/13/25 (Þ)	NOK	16,730	1,993	0.125% due 07/15/24		12,345	11,972
Peruvian Government International Bond				0.250% due 01/15/25		11,579	11,278
5.700% due 08/12/24	PEN	19,820	5,137	0.375% due 07/15/25		716	707
6.900% due 08/12/37	PEN	18,750	4,764	0.625% due 02/15/43		3,851	3,369
Queensland Treasury Corp.
Series 21				1.375% due 02/15/44		17,033	17,845
5.500% due 06/21/21	AUD	11,266	9,147	0.750% due 02/15/45		4,505	4,050
RCI Banque SA				United States Treasury Notes
1.375% due 11/17/20	EUR	1,275	1,382	0.750% due 10/31/17		5,050	5,047
Royal Bank of Scotland PLC (The)				0.875% due 11/30/17		2,000	2,004
6.934% due 04/09/18	EUR	1,625	1,945	1.500% due 08/31/18		82,845	84,110
Scottish Widows PLC				1.375% due 09/30/20		157,325	157,823
5.500% due 06/16/23	GBP	1,150	1,684
				2.125% due 12/31/22		2,395	2,468
Singapore Government Bond
2.000% due 07/01/20	SGD	2,320	1,650	1.750% due 01/31/23		70,795	71,293

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 163

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair			Principal		Fair
	Amount ($)		Value		Amount ($)			Value
	or Shares		$			or Shares		$
2.000% due 02/15/25	9,795		9,874	American Express Credit Corp.
2.250% due 11/15/25	222,325		228,674	1.128% due 07/29/16 (Ê)			6,600	6,597
				AmeriCredit Automobile Receivables
3.140% due 11/15/27	12,295		9,387	Trust
2.750% due 08/15/42	13,285		13,360	Series 2015-3 Class A1
2.875% due 05/15/43	6,985		7,172	0.500% due 08/08/16			3,047	3,047
				Anheuser-Busch InBev Finance, Inc.
3.750% due 11/15/43	5,550		6,721
				0.811% due 01/27/17 (Ê)			6,215	6,192
3.625% due 02/15/44	18,560		21,943
				1.125% due 01/27/17			4,500	4,495
3.000% due 05/15/45	6,010		6,299	AT&T, Inc.
2.875% due 08/15/45	24,385		24,922	2.950% due 05/15/16			5,375	5,404
3.000% due 11/15/45	111,745		117,275	Bank of America NA
			823,690	Series BKNT
Total Long-Term Investments				0.617% due 06/15/16 (Ê)			3,100	3,096
(cost $5,016,679)			4,979,524	Bank of Nova Scotia (The)
				Series BKNT

Common Stocks - 0.0%				0.756% due 12/13/16 (Ê)			800	800
				Series YCD
Financial Services - 0.0%				0.524% due 11/07/16 (Ê)(~)			6,495	6,493
Escrow GM Corp.(Å)	420,000		—
Total Common Stocks				Banque PSA Finance SA
(cost $—)			—	4.250% due 02/25/16	EUR		5,200	5,644
				BBVA Bancomer SA
				4.500% due 03/10/16 (Þ)			600	600
Preferred Stocks - 0.2%				Bear Stearns Cos. LLC (The)
Financial Services - 0.1%				5.550% due 01/22/17			3,681	3,815
XLIT, Ltd.	3,685		2,904	BioMed Realty, LP
				3.850% due 04/15/16			2,000	2,011

Technology - 0.1%				BP Capital Markets PLC
Verizon Communications, Inc.	234,000		6,206
				0.764% due 11/07/16 (Ê)			3,800	3,792
				BPCE SA
Total Preferred Stocks				0.934% due 11/18/16 (Ê)			4,000	4,003
(cost $8,957)			9,110
				Brazil Notas do Tesouro Nacional
				Series NTNF

Options Purchased - 0.0%				10.000% due 01/01/17	BRL		7,370	1,795

(Number of Contracts)				Citigroup, Inc.
One-Look Yield Curve Cap				1.074% due 04/01/16 (Ê)			9,474	9,475
Jan 2017 0.79 Call (2)	9,618	(ÿ)	5	Coca-Cola Enterprises, Inc.
Swaptions				2.000% due 08/19/16			858	862
(Fund Receives/Fund Pays)				Commonwealth Bank of Australia
JPY 0.460%/JPY LIBOR-BBA				0.622% due 06/03/16 (Ê)(Þ)		10,480		10,477
Jul 2016 0.00 Put (1)	195,713	(ÿ)	10	ConocoPhillips Qatar Funding, Ltd.
JPY 1.010%/JPY LIBOR-BBA				1.000% due 02/26/16 (Å)(ç)(~)			700	700
Jul 2016 0.00 Put (1)	61,216	(ÿ)	5	Continental Airlines Pass-Through Trust
Total Options Purchased				Series 2009-1
(cost $54)			20	9.000% due 07/08/16			2,278	2,347
				Deutsche Telekom International Finance

Short-Term Investments - 19.7%				BV
ABN Amro Bank NV				3.125% due 04/11/16 (Þ)			4,050	4,065
				ENI Finance USA, Inc.
1.421% due 10/28/16 (Ê)(Þ)	2,320		2,325
Adam Aircraft Term Loan				Zero coupon due 02/02/16 (Å)(~)			3,600	3,600
				FADE - Fondo de Amortizacion del
3.188% due 05/23/16 (Å)	760		8	Deficit Electrico
Ally Auto Receivables Trust				2.250% due 12/17/16	EUR		5,600	6,177
Series 2015-1 Class A1
				Fannie Mae
0.390% due 08/15/16	662		662
Ally Financial, Inc.				8.000% due 10/01/16			—	—
				Federal Home Loan Banks
2.750% due 01/30/17	6,500		6,427

See accompanying notes which are an integral part of this quarterly report.

164 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
		Amount ($)		Value		Amount ($)	Value
		or Shares		$		or Shares	$
0.375% due 06/24/16		6,850		6,848	Sabine Pass LNG, LP
Federal Home Loan Mortgage Corp.					7.500% due 11/30/16	385	398
Multifamily Structured Pass-Through					Series 144a
Certificates					7.500% due 11/30/16 (Þ)	2,900	2,994
Series 2012-K501 Class X1A
1.702% due 08/25/16		28,847		124	Shell International Finance BV
					0.572% due 11/15/16 (Ê)	15,580	15,564
General Electric Capital Corp.
1.111% due 02/08/16 (Ê)		2,550		2,550	Tennessee Gas Pipeline Co. LLC
					8.000% due 02/01/16 (ç)	2,050	2,050
Ginnie Mae I
7.000% due 11/15/16		—		—	Total Capital International SA
					1.000% due 08/12/16	10,485	10,490
Google, Inc.					Toyota Auto Receivables Owner Trust
2.125% due 05/19/16		3,405		3,422	Series 2013-A Class A3
Hyundai Auto Receivables Trust					0.550% due 01/17/17	394	394
Series 2015-C Class A1					UAL Pass-Through Trust
0.390% due 09/15/16		2,481		2,481	Series 09-1

International Business Machines Corp.					10.400% due 11/01/16	126	132
0.374% due 02/05/16 (Ê)		400		400	Unilever Capital Corp.
Japan Treasury Discount Bill					2.750% due 02/10/16	1,300	1,300
Series 575					United States Treasury Bills
0.010% due 06/10/16	JPY	730,000		6,030
					0.147% due 02/11/16	25,180	25,179
JetBlue Airways Pass-Through Trust
Series 04-2 Class G-2					0.183% due 02/18/16	27,300	27,297
0.812% due 11/15/16 (Ê)		4,039		4,004	0.018% due 03/03/16	6,100	6,100
Johnson & Johnson					0.234% due 03/03/16	1,200	1,198
0.395% due 11/28/16 (Ê)		7,190		7,189	0.010% due 04/07/16 (~)	55,430	55,403
JPMorgan Chase Bank NA
Series BKNT					0.010% due 04/14/16 (~)	9,155	9,150
5.875% due 06/13/16		240		244	Zero Coupon due 06/16/16	3,000	2,996
Kellogg Co.					Verizon Communications, Inc.
					Series FRN
1.875% due 11/17/16		6,300		6,335
LMA Americas LLC					1.867% due 09/15/16 (Ê)	6,300	6,337
					Vodafone Group PLC
1.000% due 02/01/16 (Å)(ç)(~)		500		500	Series FRN
Mercedes-Benz Auto Receivables Trust
Series 2015-1 Class A1					0.752% due 02/19/16 (Ê)	7,000	6,999
					Wells Fargo & Co.
0.390% due 08/15/16		1,651		1,650
Nissan Auto Receivables Owner Trust					1.250% due 07/20/16	2,000	2,004
Series 2015-B Class A1					Willis Towers Watson PLC
0.380% due 08/15/16		2,020		2,020	4.125% due 03/15/16	1,935	1,941
Nomura Holdings Inc.					Total Short-Term Investments
2.000% due 09/13/16		4,385		4,400	(cost $1,146,862)		1,151,007
Nordea Bank AB
0.774% due 05/13/16 (Ê)(Þ)		250		250	Total Investments 105.3%
Private Export Funding Corp.					(identified cost $6,172,552)		6,133,234
1.000% due 06/20/16 (Å)(~)		6,950		6,933
Procter & Gamble Co. (The)					Other Assets and Liabilities,
1.450% due 08/15/16		250		251	Net - (5.3%)		(306,119)
0.389% due 11/04/16 (Ê)		4,265		4,267	Net Assets - 100.0%		5,827,115
Province of British Columbia
Zero coupon due 02/12/16 (ç)(~)		600		600
Province of Quebec Canada
5.000% due 03/01/16		600		602
Realty Income Corp.
5.950% due 09/15/16		1,515		1,557
Russell U.S. Cash Management Fund		800,753,726	(8)	800,754
Ryder System, Inc.
3.600% due 03/01/16		4,750		4,761

					See accompanying notes which are an integral part of this quarterly report.
						Russell Strategic Bond Fund 165

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.4%
Adam Aircraft Term Loan	03/28/08	760,489	99.87	760	8
Bear Stearns Second Lien Trust	10/22/15	1,654,101	96.42	1,595	1,600
ConocoPhillips Qatar Funding, Ltd.	01/27/16	700,000	99.95	700	700
CSMC	05/20/15	3,580,629	94.76	3,393	3,434
ENI Finance USA, Inc.	01/19/16	3,600,000	100.00	3,600	3,600
Escrow GM Corp.	04/21/11	420,000	—	—	—
Fannie Mae	10/27/00	17,381	24.04	4	4
Fannie Mae	02/12/01	17,490	25.95	4	4
Fannie Mae	08/14/02	7,588	26.55	2	2
Fannie Mae	04/27/10	26,227	21.53	6	6
Fannie Mae REMICS	09/15/00	24,853	21.57	5	5
Fannie Mae REMICS	06/12/01	6,759	3.82	—	—
Fannie Mae REMICS	04/02/03	334,290	21.80	73	73
Fannie Mae REMICS	05/28/03	70,278	19.25	14	14
Fannie Mae REMICS	01/07/04	53,110	22.94	12	12
Fannie Mae REMICS	04/25/05	74,436	19.44	14	14
Fannie Mae REMICS	04/25/05	62,399	22.23	14	14
Fannie Mae REMICS	04/25/05	39,415	22.56	9	9
Fannie Mae REMICS	02/28/07	65,928	99.93	66	64
Fannie Mae REMICS	08/17/07	675,439	99.15	670	635
Freddie Mac REMICS	04/14/03	42,875	28.11	12	12
Freddie Mac REMICS	06/11/03	11,080	17.48	2	2
Freddie Mac REMICS	03/05/04	89,631	25.11	23	23
Freddie Mac REMICS	03/15/04	15,383	18.81	3	3
Freddie Mac REMICS	04/22/05	475,490	18.03	86	86
Freddie Mac Strips	12/12/00	16,094	21.34	3	3
Freddie Mac Strips	05/29/03	40,989	21.12	9	9
Freddie Mac Strips	08/19/03	40,423	18.64	8	7
Freddie Mac Strips	02/13/04	41,001	24.85	10	10
Ginnie Mae	11/13/02	13,896	22.91	3	3
Ginnie Mae	01/20/10	62,249	28.59	18	18
GSAA Trust	10/21/15	3,917,915	85.14	3,336	3,302
Indiantown Cogeneration, LP	07/08/09	955,231	95.39	911	1,075
LMA Americas LLC	01/29/16	500,000	100.00	500	500
Mastr Asset Backed Securities Trust	11/02/12	1,075,716	56.34	606	659
Private Export Funding Corp.	01/25/16	6,950,000	99.73	6,931	6,933
Wells Fargo Mortgage Backed Securities Trust	04/20/10	152,384	109.64	167	182
					23,025
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

166 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of			Notional	Expiration	(Depreciation)
		Contracts			Amount	Date	$
Long Positions
Australia Government 3 Year Treasury Bond Futures			2	AUD	224	03/16	—
Australia Government 10 Year Treasury Bond Futures			104	AUD	13,459	03/16	75
Canada Government 10 Year Bond Futures			69	CAD	9,856	03/16	4
Eurodollar Futures			10	USD	2,470	12/17	12
Long Gilt Futures			11	GBP	1,324	03/16	15
Sterling Interest Rate Futures			51	GBP	6,327	06/17	32
United States 2 Year Treasury Note Futures			914	USD	199,823	03/16	833
United States 5 Year Treasury Note Futures		2,609		USD	314,833	03/16	4,794
United States 10 Year Treasury Note Futures		1,709		USD	221,449	03/16	5,006
United States Long Bond Futures			957	USD	154,107	03/16	6,645
United States Ultra Bond Futures			191	USD	31,742	03/16	1,376
Short Positions
Euro-Bobl Futures			358	EUR	47,410	03/16	(559)
Euro-BTP Futures			111	EUR	15,533	03/16	(390)
Euro-Bund Futures			79	EUR	12,905	03/16	(389)
Euro-BUXL 30 Year Bond Futures			17	EUR	2,765	03/16	(160)
Eurodollar Futures			10	USD	2,462	12/18	(13)
Euro-OAT Futures			105	EUR	16,218	03/16	(569)
Euro-Schatz Futures			26	EUR	2,908	03/16	(3)
Japan Government 10 Year Bond Futures			23	JPY	3,459,660	03/16	(359)
Japan Government Mini 10 Year Bond Futures			2	JPY	30,094	03/16	(2)
Long Gilt Futures			163	GBP	19,612	03/16	(706)
Sterling Interest Rate Futures			51	GBP	6,307	06/18	(34)
United States 5 Year Treasury Note Futures			283	USD	34,150	03/16	(567)
United States 10 Year Treasury Note Futures		1,630		USD	211,212	03/16	(2,246)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							12,795

Transactions in options written contracts for the period ended January 31, 2016 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2015				1	$769
Opened				—	—
Closed				(1)	(769)
Expired				—	—
Outstanding January 31, 2016				—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold				Bought	Settlement Date	$
Bank of America	USD	380		BRL	1,507	02/19/16	(5)
Bank of America	USD	418		BRL	1,708	02/19/16	7
Bank of America	USD	11,171		BRL	44,068	02/19/16	(205)
Bank of America	USD	148		CZK	3,639	02/19/16	(2)
Bank of America	USD	279		CZK	6,884	02/19/16	(3)
Bank of America	USD	1,723		CZK	42,344	02/19/16	(25)
Bank of America	USD	1,146		EUR	1,049	02/29/16	(9)
Bank of America	USD	1,711	HKD		13,257	02/19/16	(7)
Bank of America	USD	1,718		HUF	491,879	02/19/16	(7)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 167

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	22	IDR	308,564	02/19/16	1
Bank of America	USD	397	IDR	5,688,427	02/19/16	18
Bank of America	USD	1,994	IDR	27,491,100	02/19/16	10
Bank of America	USD	11,124	IDR	158,165,399	02/19/16	409
Bank of America	USD	1,984	INR	132,333	02/19/16	(40)
Bank of America	USD	335	KRW	407,884	02/19/16	2
Bank of America	USD	386	KRW	454,389	02/19/16	(10)
Bank of America	USD	13,358	KRW	15,711,120	02/19/16	(364)
Bank of America	USD	218	PEN	751	02/19/16	(2)
Bank of America	USD	309	PEN	1,052	02/19/16	(7)
Bank of America	USD	11,401	PEN	38,637	02/19/16	(296)
Bank of America	USD	1,983	PHP	94,383	02/19/16	(11)
Bank of America	USD	164	PLN	661	02/19/16	(2)
Bank of America	USD	258	PLN	1,026	02/19/16	(7)
Bank of America	USD	1,711	PLN	6,641	02/19/16	(84)
Bank of America	USD	739	RUB	52,843	02/19/16	(42)
Bank of America	USD	949	RUB	74,486	02/19/16	33
Bank of America	USD	1,966	RUB	142,184	02/19/16	(90)
Bank of America	USD	11,215	RUB	766,852	02/19/16	(1,099)
Bank of America	USD	68	SGD	96	02/19/16	(1)
Bank of America	USD	261	SGD	376	02/19/16	3
Bank of America	USD	1,087	SGD	1,555	02/29/16	4
Bank of America	USD	183	TRY	563	02/19/16	6
Bank of America	USD	214	TRY	657	02/19/16	7
Bank of America	USD	534	TRY	1,613	02/19/16	9
Bank of America	USD	623	TRY	1,882	02/19/16	10
Bank of America	USD	1,709	TWD	56,110	02/19/16	(33)
Bank of America	AUD	13,091	USD	9,236	02/29/16	(17)
Bank of America	BRL	6,897	USD	1,687	02/19/16	(29)
Bank of America	CAD	1,555	USD	1,094	02/29/16	(16)
Bank of America	CZK	4,245	USD	172	02/19/16	2
Bank of America	CZK	5,900	USD	239	02/19/16	3
Bank of America	CZK	49,401	USD	2,010	02/19/16	29
Bank of America	HKD	801	USD	103	02/19/16	—
Bank of America	HKD	935	USD	121	02/19/16	—
Bank of America	HUF	24,424	USD	84	02/19/16	(1)
Bank of America	HUF	38,727	USD	135	02/19/16	—
Bank of America	IDR	264,484	USD	19	02/19/16	(1)
Bank of America	IDR	6,636,498	USD	463	02/19/16	(21)
Bank of America	IDR	23,563,800	USD	1,709	02/19/16	(9)
Bank of America	IDR	184,526,298	USD	12,978	02/19/16	(475)
Bank of America	INR	5,261	USD	77	02/19/16	—
Bank of America	INR	15,383	USD	228	02/19/16	2
Bank of America	INR	901,097	USD	13,453	02/19/16	218
Bank of America	KRW	2,349,412	USD	2,005	02/19/16	61
Bank of America	NZD	1,696	USD	1,101	02/29/16	4
Bank of America	PEN	5,778	USD	1,688	02/19/16	28
Bank of America	PHP	8,551	USD	177	02/19/16	(2)
Bank of America	PHP	9,848	USD	206	02/19/16	—
Bank of America	PHP	637,561	USD	13,414	02/19/16	90
Bank of America	PLN	566	USD	140	02/19/16	2
Bank of America	PLN	879	USD	221	02/19/16	6
Bank of America	PLN	7,748	USD	1,997	02/19/16	98
Bank of America	RUB	61,650	USD	862	02/19/16	49
Bank of America	RUB	86,900	USD	1,108	02/19/16	(39)
Bank of America	RUB	121,872	USD	1,685	02/19/16	77
Bank of America	RUB	894,661	USD	13,084	02/19/16	1,284
Bank of America	SGD	2,809	USD	1,996	02/19/16	25

See accompanying notes which are an integral part of this quarterly report.

168 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	TRY	4,980	USD	1,666	02/19/16	(10)
Bank of America	TRY	5,810	USD	1,944	02/19/16	(11)
Bank of America	TWD	5,399	USD	165	02/19/16	3
Bank of America	TWD	8,929	USD	264	02/19/16	(2)
Bank of America	TWD	380,060	USD	11,554	02/19/16	206
Bank of Montreal	USD	2,461	CAD	3,499	02/29/16	36
Barclays	USD	13,900	CAD	19,721	03/18/16	177
Barclays	USD	178	CNY	1,201	10/21/16	(2)
Barclays	JPY	730,000	USD	5,974	06/10/16	(78)
Barclays	NOK	58,750	SEK	57,743	03/18/16	(28)
BNP Paribas	USD	1,088	EUR	1,000	02/29/16	(4)
BNP Paribas	USD	1,082	GBP	760	02/29/16	1
BNP Paribas	USD	39,220	ILS	154,965	02/19/16	(79)
BNP Paribas	USD	280	JPY	33,198	02/29/16	(6)
BNP Paribas	CHF	17,035	USD	16,956	02/19/16	316
BNP Paribas	CHF	19,874	USD	19,782	02/19/16	368
BNP Paribas	CHF	39,748	USD	39,565	02/19/16	736
BNP Paribas	CHF	1,105	USD	1,088	02/29/16	8
BNP Paribas	EUR	1,000	USD	1,083	02/29/16	(1)
BNP Paribas	EUR	1,000	USD	1,083	02/29/16	(1)
Citibank	USD	272	CAD	386	02/29/16	4
Citibank	USD	1,019	CAD	1,425	02/29/16	(1)
Citibank	USD	216	CNY	1,467	10/21/16	(1)
Citibank	USD	21,232	JPY	2,514,074	03/18/16	(444)
Citibank	USD	7,492	NOK	65,441	03/18/16	42
Credit Suisse	CHF	1,093	USD	1,078	02/29/16	10
Deutsche Bank	USD	2,314	CZK	57,650	02/29/16	(2)
Deutsche Bank	USD	468	JPY	56,460	02/29/16	(1)
Deutsche Bank	USD	469	JPY	56,460	02/29/16	(2)
Deutsche Bank	USD	53	ZAR	870	02/29/16	2
Deutsche Bank	CAD	1,530	USD	1,083	02/29/16	(9)
Deutsche Bank	CNY	1,246	USD	192	10/21/16	8
Deutsche Bank	NZD	1,828	USD	1,179	02/29/16	(3)
Goldman Sachs	USD	501	SGD	715	02/29/16	1
Goldman Sachs	AUD	37,717	USD	26,279	03/18/16	(358)
Goldman Sachs	JPY	85,400	USD	722	02/29/16	16
Goldman Sachs	NZD	10,470	USD	6,741	03/18/16	(21)
Goldman Sachs	NZD	31,851	USD	20,567	03/18/16	(4)
HSBC	USD	22	JPY	2,588	02/01/16	—
HSBC	USD	280	JPY	33,198	02/29/16	(6)
HSBC	CNY	7,810	USD	1,194	10/21/16	49
HSBC	HKD	90,114	USD	11,630	02/19/16	47
HSBC	INR	15,310	USD	225	02/29/16	—
HSBC	KRW	2,800,713	USD	2,328	02/29/16	12
JPMorgan Chase	USD	443	CAD	625	02/29/16	3
JPMorgan Chase	USD	543	CAD	773	02/29/16	8
JPMorgan Chase	USD	9,119	CAD	12,901	04/15/16	90
JPMorgan Chase	USD	17,943	CAD	25,225	07/08/16	70
JPMorgan Chase	USD	5,842	CLP	4,215,854	04/15/16	22
JPMorgan Chase	USD	739	CNY	4,941	10/21/16	(14)
JPMorgan Chase	USD	4,747	COP	15,707,971	04/15/16	(3)
JPMorgan Chase	USD	1,320	EUR	1,210	02/01/16	(9)
JPMorgan Chase	USD	390	EUR	357	02/17/16	(4)
JPMorgan Chase	USD	1,083	EUR	999	02/29/16	—
JPMorgan Chase	USD	1,089	EUR	1,000	02/29/16	(5)
JPMorgan Chase	USD	1,091	EUR	1,000	02/29/16	(7)
JPMorgan Chase	USD	272	GBP	190	02/01/16	(1)
JPMorgan Chase	USD	6,282	IDR	89,774,087	04/15/16	190

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 169

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	153	JPY	18,160	02/01/16	(3)
JPMorgan Chase	USD	13,891	JPY	1,644,821	02/17/16	(302)
JPMorgan Chase	USD	14,903	JPY	1,824,209	02/17/16	169
JPMorgan Chase	USD	229	MXN	4,240	02/29/16	4
JPMorgan Chase	USD	27,586	MXN	475,850	06/10/16	(1,583)
JPMorgan Chase	USD	13,248	MYR	58,190	04/15/16	788
JPMorgan Chase	USD	1,196	NOK	10,454	02/29/16	8
JPMorgan Chase	USD	785	NOK	6,861	04/15/16	5
JPMorgan Chase	USD	785	NOK	6,848	04/15/16	3
JPMorgan Chase	USD	1,572	NOK	13,757	04/15/16	12
JPMorgan Chase	USD	1,828	NOK	16,169	04/15/16	33
JPMorgan Chase	USD	16,148	NOK	144,387	04/15/16	471
JPMorgan Chase	USD	12,456	NZD	18,385	02/17/16	(561)
JPMorgan Chase	USD	178	NZD	275	02/29/16	(1)
JPMorgan Chase	USD	13,137	PEN	45,693	04/15/16	(107)
JPMorgan Chase	USD	6,724	PLN	27,046	04/15/16	(102)
JPMorgan Chase	USD	433	SEK	3,721	02/29/16	1
JPMorgan Chase	USD	435	SEK	3,721	02/29/16	(1)
JPMorgan Chase	USD	4,649	SEK	39,761	02/29/16	(13)
JPMorgan Chase	USD	407	SGD	580	02/29/16	—
JPMorgan Chase	USD	8,280	TRY	25,726	04/15/16	246
JPMorgan Chase	USD	5,582	ZAR	94,358	04/15/16	275
JPMorgan Chase	AUD	9,813	USD	6,879	02/17/16	(62)
JPMorgan Chase	AUD	46,334	USD	33,248	02/17/16	478
JPMorgan Chase	AUD	420	USD	295	02/29/16	(2)
JPMorgan Chase	BRL	62,586	USD	15,356	02/16/16	(233)
JPMorgan Chase	CAD	1,556	USD	1,100	02/29/16	(11)
JPMorgan Chase	CAD	19,548	USD	13,990	03/18/16	36
JPMorgan Chase	CHF	18,791	USD	18,858	04/15/16	457
JPMorgan Chase	CLP	4,215,854	USD	5,733	04/15/16	(132)
JPMorgan Chase	CNY	5,191	USD	793	10/21/16	32
JPMorgan Chase	COP	53,916,774	USD	16,567	04/15/16	283
JPMorgan Chase	EUR	8,649	NOK	81,882	03/18/16	47
JPMorgan Chase	EUR	1,210	USD	1,320	02/17/16	9
JPMorgan Chase	EUR	11,284	USD	12,274	02/17/16	46
JPMorgan Chase	EUR	380	USD	413	02/29/16	1
JPMorgan Chase	EUR	401	USD	438	02/29/16	3
JPMorgan Chase	EUR	401	USD	435	02/29/16	—
JPMorgan Chase	GBP	190	USD	272	02/17/16	1
JPMorgan Chase	GBP	14,454	USD	21,774	02/17/16	1,179
JPMorgan Chase	GBP	760	USD	1,082	02/29/16	(1)
JPMorgan Chase	IDR	236,363,667	USD	16,477	04/15/16	(564)
JPMorgan Chase	JPY	18,160	USD	153	02/17/16	3
JPMorgan Chase	JPY	112,920	USD	952	02/29/16	19
JPMorgan Chase	JPY	128,500	USD	1,085	02/29/16	23
JPMorgan Chase	MXN	162,007	USD	9,008	04/15/16	121
JPMorgan Chase	MYR	5,377	USD	1,220	04/15/16	(77)
JPMorgan Chase	MYR	5,382	USD	1,253	04/15/16	(46)
JPMorgan Chase	MYR	5,416	USD	1,227	04/15/16	(80)
JPMorgan Chase	MYR	5,425	USD	1,237	04/15/16	(71)
JPMorgan Chase	NZD	96,980	USD	63,872	02/17/16	1,126
JPMorgan Chase	NZD	697	USD	454	02/29/16	4
JPMorgan Chase	NZD	697	USD	454	02/29/16	3
JPMorgan Chase	NZD	697	USD	455	02/29/16	4
JPMorgan Chase	PEN	85,653	USD	24,648	04/15/16	223
JPMorgan Chase	PHP	407,432	USD	8,556	04/15/16	96
JPMorgan Chase	SEK	9,278	USD	1,084	02/29/16	2
JPMorgan Chase	SGD	1,890	USD	1,321	02/29/16	(5)

See accompanying notes which are an integral part of this quarterly report.

170 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	SGD	1,131	USD	791	04/15/16	(1)
JPMorgan Chase	SGD	1,166	USD	808	04/15/16	(9)
JPMorgan Chase	SGD	1,190	USD	827	04/15/16	(7)
JPMorgan Chase	SGD	1,196	USD	835	04/15/16	(3)
JPMorgan Chase	SGD	2,368	USD	1,655	04/15/16	(4)
JPMorgan Chase	SGD	26,644	USD	18,514	04/15/16	(159)
JPMorgan Chase	THB	314,092	USD	8,598	04/12/16	(176)
Morgan Stanley	USD	271	CAD	386	02/29/16	4
Morgan Stanley	USD	25	MXN	470	02/29/16	1
Morgan Stanley	USD	688	PLN	2,837	02/29/16	7
Morgan Stanley	CZK	7,360	USD	297	02/29/16	2
Royal Bank of Canada	USD	13,567	CZK	340,998	02/19/16	108
Royal Bank of Canada	USD	13,437	PLN	53,367	02/19/16	(360)
Royal Bank of Canada	USD	13,504	SGD	19,271	02/19/16	19
Royal Bank of Canada	USD	11,276	TRY	33,334	02/19/16	(55)
Royal Bank of Canada	USD	13,155	TRY	38,890	02/19/16	(64)
Royal Bank of Canada	CZK	292,284	USD	11,629	02/19/16	(93)
Royal Bank of Canada	HUF	3,372,004	USD	11,571	02/19/16	(160)
Royal Bank of Canada	PLN	45,743	USD	11,517	02/19/16	309
Royal Bank of Scotland	GBP	3,588	USD	5,141	02/29/16	28
Standard Chartered	USD	218	CNY	1,498	10/21/16	1
Standard Chartered	USD	435	CNY	2,995	10/21/16	4
Standard Chartered	USD	19,771	EUR	18,148	02/19/16	(103)
Standard Chartered	USD	866	EUR	797	02/29/16	(2)
Standard Chartered	USD	19,855	JPY	2,329,214	02/19/16	(610)
Standard Chartered	USD	39,710	JPY	4,658,428	02/19/16	(1,219)
Standard Chartered	CNY	1,508	USD	224	10/21/16	3
Standard Chartered	DKK	116,086	USD	16,947	02/19/16	89
Standard Chartered	DKK	135,434	USD	19,772	02/19/16	103
Standard Chartered	PEN	45	USD	13	02/29/16	—
Standard Chartered	SGD	6,758	USD	4,725	02/29/16	(16)
State Street	USD	16,560	AUD	24,124	02/19/16	500
State Street	USD	19,335	CAD	28,076	02/19/16	706
State Street	USD	16,682	NOK	148,596	02/19/16	431
State Street	USD	16,553	NZD	25,725	02/19/16	90
State Street	CAD	56,152	USD	38,670	02/19/16	(1,412)
State Street	EUR	54,404	USD	58,991	02/29/16	17
State Street	NOK	173,361	USD	19,462	02/19/16	(503)
State Street	NOK	346,723	USD	38,924	02/19/16	(1,007)
State Street	SEK	143,842	USD	16,765	02/19/16	(1)
UBS	USD	342	GBP	240	02/29/16	—
UBS	USD	6,724	JPY	795,842	03/18/16	(143)
UBS	EUR	3,634	NOK	34,420	03/18/16	22
UBS	EUR	265	USD	287	02/29/16	—
UBS	SEK	57,958	USD	6,781	03/18/16	19
Westpac	USD	147	AUD	210	02/29/16	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(545)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)				Notional	Termination	Fair Value
Underlying Reference Entity	Counterparty			Amount	Date	$
Long Reference Entity
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Bank of America		USD	52,000	02/25/16	650
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Bank of America		USD	40,000	02/29/16	—

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 171

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Cargill	USD	65,613	03/31/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Macquarie	USD	40,720	02/25/16	337
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Merrill Lynch	USD	39,255	04/04/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Merrill Lynch	USD	101,303	04/29/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Newedge	USD	5,032	06/30/16	1,448
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	UBS	USD	74,573	03/08/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	UBS	USD	90,466	03/16/16	—
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					2,435

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on 1 month LIBOR rate plus a fee ranging from 0.08% to 0.19%.

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays			Date	$
Bank of America	KRW	2,936,150	1.680%	Three Month Korean Won Repo Rate			06/15/21	5
Barclays	USD	3,845	Three Month LIBOR	2.481%			11/15/27	(623)
Barclays	USD	3,860	Three Month LIBOR	2.417%			11/15/27	(581)
Citigroup	USD	7,680	Three Month LIBOR	2.714%			08/15/42	(733)
Citigroup	USD	5,110	Six Month LIBOR	3.676%			11/15/43	(1,565)
JPMorgan Chase	GBP	16,145	1.680%	Six Month LIBOR			03/21/20	163
JPMorgan Chase	USD	31,085	Three Month LIBOR	1.900%			03/16/23	(686)
JPMorgan Chase	DKK	89,914	Six Month CIBOR	0.943%			05/05/25	16
JPMorgan Chase	HKD	102,714	Three Month HIBOR	2.160%			05/14/25	(249)
JPMorgan Chase	CZK	321,681	Six Month PRIBOR	1.280%			06/19/25	(707)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $77 (å)								(4,960)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity		Counterparty		Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index		Goldman Sachs		USD	95,590	1.000%	06/20/20	(25)
CDX NA High Yield Index		Goldman Sachs		USD	45,000	5.000%	12/20/20	(6)
CDX NA High Yield Index		Goldman Sachs		USD	12,550	5.000%	12/20/20	(2)
CMBX NA Index		Bank of America		USD	775	0.500%	01/17/47	(35)
CMBX NA Index		Credit Suisse		USD	510	3.000%	05/11/63	(46)
CMBX NA Index		Credit Suisse		USD	360	0.500%	10/17/57	(21)
CMBX NA Index		Credit Suisse		USD	170	0.500%	01/17/47	(7)
CMBX NA Index		Credit Suisse		USD	465	0.500%	01/17/47	(21)
CMBX NA Index		Goldman Sachs		USD	325	2.000%	05/11/63	(22)
CMBX NA Index		JPMorgan Chase		USD	365	0.500%	10/17/57	(81)
iTraxx Europe Crossover Index		Goldman Sachs		EUR	39,000	(5.000%)	12/20/20	(2,350)
iTraxx Europe Index		Goldman Sachs		EUR	54,000	1.000%	12/20/20	226
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($3,182)								(2,390)

See accompanying notes which are an integral part of this quarterly report.

172 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$504,228	$4,789	$509,017
Corporate Bonds and Notes	—	1,265,311	—	1,265,311
International Debt	—	413,017	991	414,008
Loan Agreements	—	28,558	—	28,558
Mortgage-Backed Securities	—	1,528,899	12,816	1,541,715
Municipal Bonds	—	36,473	—	36,473
Non-US Bonds	—	229,090	—	229,090
United States Government Agencies	—	125,235	—	125,235
United States Government Treasuries	—	823,690	—	823,690
Common Stocks	—	—	—	—
Preferred Stocks	9,110	—	—	9,110
Options Purchased	—	20	—	20
Short-Term Investments	—	1,151,007	8	1,151,007
Total Investments	9,110	6,105,520	18,604	6,133,234

Other Financial Instruments
Futures Contracts	12,795	—	—	12,795
Foreign Currency Exchange Contracts	(13)	(532)	—	(545)
Total Return Swap Contracts	—	2,435	—	2,435
Interest Rate Swap Contracts	—	(4,960)	—	(4,960)
Credit Default Swap Contracts	—	(2,390)	—	(2,390)
Total Other Financial Instruments*	$12,782	$(5,447)	$—	$7,335

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 173

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 92.4%			Series 2011-2 Class A3
Asset-Backed Securities - 7.8%			1.234% due 10/27/36 (Ê)	725	699
ABFC Trust			Brazos Higher Education Authority, Inc.
Series 2005-WMC1 Class M1			Series 2010-1 Class A2
0.830% due 06/25/35 (Ê)	66	66	1.433% due 02/25/35 (Ê)	1,100	1,079
Access Group, Inc.			California Republic Auto Receivables
Series 2004-2 Class A3			Trust
			Series 2014-2 Class A4
0.424% due 10/25/24 (Ê)	700	609
Accredited Mortgage Loan Trust			1.570% due 12/16/19	894	892
Series 2007-1 Class A4			Series 2015-2 Class A3
0.390% due 02/25/37 (Ê)	2,583	2,045	1.310% due 08/15/19	998	993
Ally Auto Receivables Trust			Series 2015-3 Class A3
Series 2013-1 Class A3			1.620% due 11/15/19	445	444
0.630% due 05/15/17	40	40	Capital Auto Receivables Asset Trust
Series 2015-1 Class A3			Series 2013-1 Class B
1.390% due 09/16/19	485	486	1.290% due 04/20/18	1,450	1,448
Series 2015-2 Class A3			Capital One Multi-Asset Execution Trust
			Series 2007-A5 Class A5
1.490% due 11/15/19	199	200
Series 2015-2 Class A4			0.371% due 07/15/20 (Ê)	743	740
			Series 2014-A4 Class A4
1.840% due 06/15/20	208	209
Ally Master Owner Trust			0.546% due 06/15/22 (Ê)	282	279
Series 2013-1 Class A2			CarFinance Capital Auto Trust
			Series 2014-1A Class A
1.000% due 02/15/18	2,330	2,330
AmeriCredit Automobile Receivables			1.460% due 12/17/18 (Þ)	247	246
Trust			Series 2015-1A Class A
Series 2014-2 Class A2A			1.750% due 06/15/21 (Þ)	507	503
0.540% due 10/10/17	59	59	CarMax Auto Owner Trust
Series 2014-2 Class A2B			Series 2013-1 Class A3
0.704% due 10/10/17 (Ê)	203	203	0.600% due 10/16/17	192	192
Series 2014-3 Class B			Series 2015-2 Class A4
1.920% due 11/08/19	240	241	1.800% due 03/15/21	599	604
Series 2015-4 Class A2B			Series 2015-4 Class A3
0.946% due 04/08/19 (Ê)	516	516	1.560% due 11/16/20	716	717
Series 2015-4 Class A3			Carrington Mortgage Loan Trust

1.700% due 07/08/20	119	119	Series 2005-NC3 Class M1
Series 2016-1 Class A2B			0.610% due 06/25/35 (Ê)	177	177
1.175% due 06/10/19 (Ê)	841	841	CCG Receivables Trust
			Series 2013-1 Class A2

Series 2016-1 Class C			1.050% due 08/14/20 (Þ)	94	94
2.890% due 01/10/22	300	302

Ameriquest Mortgage Securities,			Series 2014-1 Class A2
Inc. Asset-Backed Pass-Through			1.060% due 11/15/21 (Þ)	400	399
Certificates			Centex Home Equity Loan Trust
Series 2005-R5 Class M1			Series 2003-B Class AF4
0.600% due 07/25/35 (Ê)	659	658	3.735% due 02/25/32	2,246	2,256
BA Credit Card Trust			Series 2005-D Class M1
Series 2007-A1 Class A1			0.600% due 10/25/35 (Ê)	735	734
5.170% due 06/15/19	2,300	2,391	Chase Issuance Trust
Series 2015-A2 Class A			Series 2007-A2 Class A2
1.360% due 09/15/20	536	537	0.217% due 04/15/19 (Ê)	620	618
Bayview Financial Acquisition Trust			Series 2014-A8 Class A8
Series 2006-A Class 1A3			0.436% due 11/15/18 (Ê)	600	600
5.865% due 02/28/41	353	372	Series 2015-A2 Class A2
BMW Vehicle Owner Trust			1.590% due 02/18/20	840	847
Series 2013-A Class A3			Chesapeake Funding LLC
0.670% due 11/27/17	973	972	Series 2014-1A Class C
Brazos Higher Education Authority			1.622% due 03/07/26 (Ê)(Þ)	365	365
			CIT Education Loan Trust

See accompanying notes which are an integral part of this quarterly report.

174 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-1 Class A			Series 2011-1 Class A2
0.345% due 03/25/42 (Ê)(Þ)	736	677	0.884% due 04/25/35 (Ê)	593	579
Citibank Credit Card Issuance Trust			EFS Volunteer No. 3 LLC
Series 2006-A7 Class A7			Series 2012-1 Class A3
0.301% due 12/17/18 (Ê)	2,060	2,057	1.156% due 04/25/33 (Ê)(Þ)	775	741
Series 2014-A3 Class A3			Exeter Automobile Receivables Trust
0.367% due 05/09/18 (Ê)	625	625	Series 2014-1A Class A
CountryPlace Manufactured Housing			1.290% due 05/15/18 (Þ)	11	11
Contract Trust			Series 2014-2A Class A
Series 2005-1 Class A4			1.060% due 08/15/18 (Þ)	7	7
5.200% due 12/15/35 (Þ)	675	705	Series 2014-3A Class A
Countrywide Asset-Backed Certificates			1.320% due 01/15/19 (Þ)	431	429
Series 2006-BC4 Class 2A2			Fannie Mae Grantor Trust
0.330% due 11/25/36 (Ê)	949	902	Series 2003-T4 Class 1A
CPS Auto Receivables Trust			0.390% due 09/26/33 (Ê)	106	105
Series 2013-C Class A

1.640% due 04/16/18 (Þ)	24	24	Series 2003-T4 Class 2A5
			5.081% due 09/26/33	676	757
Series 2013-D Class A			Fannie Mae Whole Loan
1.540% due 07/16/18 (Þ)	36	36	Series 2003-W5 Class A
Series 2014-A Class A			0.390% due 04/25/33 (Ê)	36	35
1.210% due 08/15/18 (Þ)	22	22	Series 2003-W9 Class A
Series 2015-C Class A			0.423% due 06/25/33 (Ê)	51	49
1.770% due 06/17/19 (Þ)	496	495	Flagship Credit Auto Trust
Credit-Based Asset Servicing and			Series 2014-1 Class A
Securitization LLC
Series 2004-CB7 Class AF5			1.210% due 04/15/19 (Þ)	120	119
			Series 2014-2 Class A
4.848% due 10/25/34	273	283
CSAIL Commercial Mortgage Trust			1.430% due 12/16/19 (Þ)	32	32
Series 2016-C5 Class A5			Series 2015-2 Class A
3.704% due 11/15/48	202	208	1.980% due 10/15/20 (Þ)	451	450
Discover Card Execution Note Trust			Series 2015-3 Class A
Series 2015-A2 Class A			2.380% due 10/15/20 (Þ)	144	143
1.900% due 10/17/22	504	507	Ford Credit Auto Owner Trust
Series 2016-A1 Class A1			Series 2013-A Class A3
1.640% due 07/15/21	537	538	0.550% due 07/15/17	71	71
DRB Prime Student Loan Trust			Series 2013-C Class A3
Series 2015-D Class A2			0.820% due 12/15/17	331	331
3.200% due 01/25/40 (Þ)	1,550	1,536	Series 2014-A Class A3
Drive Auto Receivables Trust			0.790% due 05/15/18	1,161	1,160
Series 2015-BA Class A2A			Series 2015-B Class A4
0.930% due 12/15/17 (Þ)	347	347	1.580% due 08/15/20	979	983
Series 2015-CA Class A2B			Series 2015-C Class A3
0.850% due 02/15/18 (Ê)(Þ)	357	356	1.410% due 02/15/20	169	169
Series 2015-DA Class A2A			Series 2015-C Class A4
1.230% due 06/15/18 (Þ)	579	579	1.740% due 02/15/21	421	424
Series 2016-AA Class A2A			Series 2016-A Class A4
1.500% due 03/15/18 (Þ)	634	634	1.600% due 06/15/21	403	403
DT Auto Owner Trust			GM Financial Automobile Leasing Trust
Series 2015-1A Class A			Series 2015-3 Class A3
1.060% due 09/17/18 (Þ)	38	38	1.690% due 03/20/19	620	621
Series 2015-3A Class A			Higher Education Funding I
1.660% due 03/15/19 (Þ)	594	593	Series 2014-1 Class A
Education Loan Asset-Backed Trust I			1.283% due 05/25/34 (Ê)(Þ)	658	638
Series 2013-1 Class B1			Honda Auto Receivables Owner Trust
1.427% due 11/25/33 (Ê)(Þ)	1,517	1,417	Series 2013-2 Class A3
Educational Funding of the South, Inc.			0.530% due 02/16/17	370	369

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 175

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-3 Class A2			Series 2014-B Class A3
0.920% due 11/20/17	625	625	1.110% due 05/15/19	657	657
Series 2015-3 Class A4			Series 2015-C Class A2A
1.560% due 10/18/21	408	410	0.870% due 11/15/18	625	624
Series 2015-4 Class A2			Series 2015-C Class A3
0.820% due 07/23/18	625	625	1.370% due 05/15/20	410	411
Series 2015-4 Class A3			North Carolina State Education
1.230% due 09/23/19	448	448	Assistance Authority
Hyundai Auto Receivables Trust			Series 2011-2 Class A2
Series 2013-A Class A3			1.034% due 07/25/25 (Ê)	657	648
			Oak Hill Advisors Residential Loan
0.560% due 07/17/17	162	162	Trust
Series 2013-C Class A3			Series 2015-NPL2 Class A1
1.010% due 02/15/18	664	664	3.721% due 07/25/55 (Þ)	316	314
Series 2014-A Class A3			Park Place Securities, Inc.
0.790% due 07/16/18	525	524	Series 2005-WCH1 Class M2
Series 2015-A Class A3			0.690% due 01/25/36 (Ê)	595	592
1.050% due 04/15/19	777	777	Prestige Auto Receivables Trust
Series 2015-B Class A2A			Series 2014-1A Class A3
0.690% due 04/16/18	1,079	1,078	1.520% due 04/15/20 (Þ)	900	898
Series 2015-C Class A3			RAMP Trust

1.460% due 02/18/20	57	57	Series 2003-RS2 Class AII
JGWPT XXX LLC			0.850% due 03/25/33 (Ê)	41	37
Series 2013-3A Class A			Series 2003-RS11 Class AI6A
4.080% due 01/17/73 (Þ)	427	445	5.980% due 12/25/33	153	165
JGWPT XXXII LLC			RASC Trust
Series 2014-2A Class A			Series 2001-KS3 Class AII
3.610% due 01/17/73 (Þ)	582	582	0.630% due 09/25/31 (Ê)	21	20
Mercedes-Benz Auto Receivables Trust			Series 2003-KS4 Class AIIB
Series 2014-1 Class A2			0.750% due 06/25/33 (Ê)	87	73
0.430% due 02/15/17	163	163	Renaissance Home Equity Loan Trust
Morgan Stanley ABS Capital I, Inc. Trust			Series 2005-2 Class AF4
Series 2003-NC6 Class M1			4.934% due 08/25/35	585	588
1.370% due 06/25/33 (Ê)	222	214	Series 2006-1 Class AF6
Series 2003-NC7 Class M1			5.746% due 05/25/36	195	130
1.220% due 06/25/33 (Ê)	188	176	Santander Drive Auto Receivables Trust
Navient Student Loan Trust			Series 2013-1 Class B
Series 2014-2 Class A			1.160% due 01/15/19	125	125
0.806% due 03/25/43 (Ê)	1,319	1,243	Series 2014-4 Class A2B
Series 2014-3 Class A			0.487% due 01/16/18 (Ê)	101	101
0.786% due 03/25/43 (Ê)	1,726	1,638	Series 2014-4 Class B
Nelnet Student Loan Trust			1.820% due 05/15/19	758	761
Series 2011-1A Class A			Series 2015-2 Class B
1.020% due 02/25/43 (Ê)(Þ)	1,090	1,077	1.830% due 01/15/20	629	629
Series 2014-4A Class A2			Series 2015-2 Class C
1.119% due 11/25/43 (Ê)(Þ)	725	661	2.440% due 04/15/21	205	205
Series 2015-2A Class A2			Series 2015-3 Class B
0.821% due 09/25/42 (Ê)(Þ)	1,340	1,302	2.070% due 04/15/20	513	515
New Century Home Equity Loan Trust			Series 2015-4 Class A2A
Series 2005-2 Class M1
			1.200% due 12/17/18	814	814
0.600% due 06/25/35 (Ê)	1,055	1,052	Series 2015-4 Class A3
Nissan Auto Receivables Owner Trust
Series 2013-C Class A3			1.580% due 09/16/19	585	586
			Series 2015-4 Class C
0.670% due 08/15/18	320	319
Series 2014-A Class A3			2.970% due 03/15/21	378	382
			Series 2015-5 Class A2B
0.720% due 08/15/18	230	230
			1.081% due 12/17/18 (Ê)	107	107

See accompanying notes which are an integral part of this quarterly report.

176 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-5 Class C			Tidewater Auto Receivables Trust
2.740% due 12/15/21	105	105	Series 2014-AA Class A3
Saxon Asset Securities Trust			1.400% due 07/15/18 (Þ)	849	848
Series 2004-1 Class A			Toyota Auto Receivables Owner Trust
0.695% due 03/25/35 (Ê)	57	52	Series 2014-A Class A3
SLM Private Education Loan Trust			0.670% due 12/15/17	487	486
Series 2010-A Class 2A			Series 2015-B Class A2B
3.676% due 05/16/44 (Ê)(Þ)	2,317	2,392	0.398% due 11/15/17 (Ê)	1,000	1,000
SLM Student Loan Trust			United Auto Credit Securitization Trust
Series 2005-8 Class A4			Series 2016-1 Class A
0.984% due 01/25/28 (Ê)	1,660	1,638	2.000% due 10/16/17 (Þ)	350	350
Series 2006-2 Class A6			US Residential Opportunity Fund III
0.404% due 01/25/41 (Ê)	950	831	Trust
			Series 2015-1A Class A

Series 2006-8 Class A6			3.721% due 01/27/35 (Þ)	181	179
0.394% due 01/25/41 (Ê)	950	840
			US Residential Opportunity Fund Trust

Series 2007-6 Class B			Series 2015-1IV Class A
1.084% due 04/27/43 (Ê)	134	115
			3.721% due 02/27/35 (Þ)	248	247
Series 2007-7 Class B			USAA Auto Owner Trust
0.984% due 10/25/28 (Ê)	320	254	Series 2015-1 Class A3
Series 2007-8 Class B			1.200% due 06/17/19	358	358
1.234% due 04/27/43 (Ê)	269	230	Vericrest Opportunity Loan Trust
Series 2008-2 Class B			Series 2015-NP12 Class A1
1.434% due 01/25/29 (Ê)	160	130	3.875% due 09/25/45 (Þ)	94	93
Series 2008-3 Class B			Series 2015-NPL2 Class A1
1.434% due 04/25/29 (Ê)	160	131	3.500% due 02/25/55 (Þ)	340	335
Series 2008-4 Class A4			Series 2015-NPL4 Class A1
1.927% due 07/25/22 (Ê)	2,400	2,403	3.500% due 02/25/55 (Þ)	188	187
Series 2008-4 Class B			World Financial Network Credit Card
2.084% due 04/25/29 (Ê)	160	145	Master Trust
			Series 2015-A Class A
Series 2008-5 Class B			0.703% due 02/15/22 (Ê)	259	258
2.084% due 07/25/29 (Ê)	230	213
Series 2008-6 Class B			World Omni Auto Receivables Trust
			Series 2014-B Class A4
2.084% due 07/25/29 (Ê)	160	147
			1.680% due 12/15/20	722	725
Series 2008-7 Class B
					91,487
2.084% due 07/25/29 (Ê)	160	139	Corporate Bonds and Notes - 23.9%
Series 2008-8 Class B
2.484% due 10/25/29 (Ê)	160	152	21st Century Fox America, Inc.	775	835
			6.150% due 02/15/41
Series 2008-9 Class A
			8.250% due 10/17/96	65	81
1.777% due 04/25/23 (Ê)	254	254

Series 2008-9 Class B			Series WI
			4.750% due 09/15/44	370	350
2.484% due 10/25/29 (Ê)	230	217

Series 2013-4 Class A			AbbVie, Inc.
			1.800% due 05/14/18	604	602
0.720% due 06/25/27 (Ê)	530	514
SMB Private Education Loan Trust			3.600% due 05/14/25	940	941
Series 2015-A Class A3			4.500% due 05/14/35	565	552
1.926% due 02/17/32 (Ê)(Þ)	1,345	1,278	4.700% due 05/14/45	100	98
SoFi Professional Loan Program LLC			ACE INA Holdings, Inc.
Series 2014-B Class A2
			2.300% due 11/03/20	595	597
2.550% due 08/27/29 (Þ)	869	870
Specialty Underwriting & Residential			2.875% due 11/03/22	410	415
Finance Trust			Alcoa, Inc.
Series 2003-BC1 Class A			6.150% due 08/15/20	517	502
0.850% due 01/25/34 (Ê)	25	22	Allstate Corp. (The)
Synchrony Credit Card Master Note Trust			5.750% due 08/15/53	980	998
Series 2015-3 Class A			Altria Group, Inc.
1.740% due 09/15/21	168	168	10.200% due 02/06/39	474	791

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 177

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Amazon.com, Inc.			AutoNation, Inc.
4.950% due 12/05/44	425	447	4.500% due 10/01/25	920	942
Ameren Corp.			Bank of America Corp.
2.700% due 11/15/20	630	636	2.000% due 01/11/18	1,170	1,166
American Airlines Pass-Through Trust			2.625% due 10/19/20	1,089	1,078
Series 2013-2 Class A
			4.200% due 08/26/24	95	94
4.950% due 01/15/23	1,050	1,111
American Electric Power Co., Inc.			3.875% due 08/01/25	1,006	1,017
1.650% due 12/15/17	440	438	4.875% due 04/01/44	150	153
American Express Co.			Series L
3.625% due 12/05/24	765	762	1.950% due 05/12/18	215	215
American Express Credit Corp.			3.950% due 04/21/25	930	906
1.125% due 06/05/17	1,000	996	Bank of America NA
Series F			Series BKNT
2.600% due 09/14/20	680	684	5.300% due 03/15/17	400	414
American Honda Finance Corp.			0.637% due 06/15/17 (Ê)	1,340	1,327
2.250% due 08/15/19	855	868	6.100% due 06/15/17	1,900	2,009
American International Group, Inc.			2.050% due 12/07/18	1,340	1,341
4.800% due 07/10/45	343	314
			6.000% due 10/15/36	1,300	1,538
4.375% due 01/15/55	675	543	Bank of New York Mellon Corp. (The)
American Tower Corp.			1.969% due 06/20/17	765	772
3.300% due 02/15/21	680	683	Series G
Amgen, Inc.			2.200% due 05/15/19	640	645
4.400% due 05/01/45	251	233	Baxalta, Inc.
Anadarko Petroleum Corp.			3.600% due 06/23/22 (Þ)	391	396
6.375% due 09/15/17	430	434	Baylor Scott & White Holdings
6.450% due 09/15/36	572	458	4.185% due 11/15/45	460	451
4.500% due 07/15/44	430	286	Bear Stearns Cos. LLC (The)
Anheuser-Busch InBev Finance, Inc.			7.250% due 02/01/18	425	467
1.900% due 02/01/19	840	842	Becton Dickinson and Co.
2.650% due 02/01/21	1,120	1,127	2.675% due 12/15/19	660	671

3.650% due 02/01/26	2,410	2,442	Bellsouth Capital Funding Corp.
			7.875% due 02/15/30	635	765
4.700% due 02/01/36	556	563	Berkshire Hathaway Energy Co.
4.900% due 02/01/46	2,165	2,242	Series WI

Anheuser-Busch InBev Worldwide, Inc.			4.500% due 02/01/45	495	485
1.375% due 07/15/17	765	765	Berkshire Hathaway Finance Corp.
Apollo Management Holdings, LP			4.400% due 05/15/42	400	406
4.000% due 05/30/24 (Þ)	790	799	Biogen, Inc.
Apple, Inc.			2.900% due 09/15/20	1,230	1,239
0.863% due 05/03/18 (Ê)	1,875	1,870	5.200% due 09/15/45	415	420
4.375% due 05/13/45	590	575	BMW US Capital LLC
ARC Properties Operating Partnership,
			0.669% due 06/02/17 (Ê)	1,600	1,589
LP
2.000% due 02/06/17	750	740	Boston Properties, LP
			5.625% due 11/15/20	400	450
Assurant, Inc.
2.500% due 03/15/18	910	914	3.650% due 02/01/26	1,062	1,073
			Burlington Northern and Santa Fe
AT&T, Inc.			Railway Co. Pass-Through Trust
3.000% due 06/30/22	2,150	2,109	Series 2005-4
3.600% due 02/17/23	796	795	4.967% due 04/01/23	105	115
4.500% due 05/15/35	2,703	2,438	Burlington Northern Santa Fe LLC
4.300% due 12/15/42	169	139	6.875% due 12/01/27	90	114
4.750% due 05/15/46	860	763	5.150% due 09/01/43	456	485
5.650% due 02/15/47	80	80	4.900% due 04/01/44	125	129
			Capital One Financial Corp.

See accompanying notes which are an integral part of this quarterly report.

178 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.450% due 04/24/19	730	731	Continental Resources, Inc.
Capital One NA			4.900% due 06/01/44	200	108
Series BKNT			Corporate Office Properties, LP
1.650% due 02/05/18	682	677	3.700% due 06/15/21	815	807
Cardinal Health, Inc.			Credit Suisse AG
1.950% due 06/15/18	1,070	1,067	1.750% due 01/29/18	910	909
Cargill, Inc.			6.000% due 02/15/18	250	269
6.000% due 11/27/17 (Þ)	1,200	1,286	Credit Suisse NY
CBS Corp.			3.625% due 09/09/24	1,010	1,038
4.300% due 02/15/21	955	1,010	Series GMTN
4.600% due 01/15/45	675	578	1.375% due 05/26/17	1,835	1,829
CCO Safari II LLC			Crown Castle Towers LLC
3.579% due 07/23/20 (Þ)	671	675	4.174% due 08/15/17 (Þ)	1,550	1,581
4.464% due 07/23/22 (Þ)	1,970	1,973	3.222% due 05/15/22 (Þ)	760	760
4.908% due 07/23/25 (Þ)	760	761	CVS Health Corp.
6.384% due 10/23/35 (Þ)	1,267	1,273	3.875% due 07/20/25	1,100	1,137
Celgene Corp.			4.875% due 07/20/35	295	306
2.875% due 08/15/20	1,600	1,613	5.125% due 07/20/45	1,037	1,114
5.000% due 08/15/45	475	474	Delta Air Lines Pass-Through Trust
CenterPoint Energy Houston Electric			Series 2010-1 Class A
LLC			6.200% due 07/02/18	211	226
4.500% due 04/01/44	600	644	Devon Energy Corp.
CenterPoint Energy Resources Corp.			3.250% due 05/15/22	218	173
6.125% due 11/01/17	125	133	DIRECTV Holdings LLC / DIRECTV
Chevron Corp.			Financing Co., Inc.
2.419% due 11/17/20	436	433	5.000% due 03/01/21	1,595	1,735
2.411% due 03/03/22	555	540	5.150% due 03/15/42	49	45
Chevron Phillips Chemical Co. LLC /			Discover Bank
Chevron Phillips Chemical Co, LP			2.000% due 02/21/18	250	248
1.700% due 05/01/18 (Þ)	531	522	Dominion Gas Holdings LLC
Citigroup, Inc.			2.500% due 12/15/19	135	136
1.350% due 03/10/17	800	799	4.600% due 12/15/44	105	99
2.500% due 09/26/18	2,025	2,044	Dominion Resources, Inc.
3.875% due 03/26/25	645	621	1.900% due 06/15/18	949	944
			Duke Energy Carolinas LLC
4.400% due 06/10/25	431	430
			4.250% due 12/15/41	500	511
4.450% due 09/29/27	1,557	1,537	Duke Energy Progress LLC
4.650% due 07/30/45	585	579	3.000% due 09/15/21	1,020	1,062
City of Hope			eBay, Inc.
Series 2013
			0.821% due 07/28/17 (Ê)	935	924
5.623% due 11/15/43	260	302
Cleveland Clinic Foundation (The)			1.096% due 08/01/19 (Ê)	775	753
			Enbridge Energy Partners, LP
4.858% due 01/01/14	168	173
Columbia Property Trust Operating			5.875% due 10/15/25	150	141
Partnership, LP			Energy Transfer Partners, LP
4.150% due 04/01/25	815	827	6.050% due 06/01/41	680	510
Comcast Corp.			Entergy Texas, Inc.
4.200% due 08/15/34	649	639	7.125% due 02/01/19	775	881
Commonwealth Edison Co.			Enterprise Products Operating LLC
5.800% due 03/15/18	565	613	5.250% due 01/31/20	760	792
ConocoPhillips Co.			5.100% due 02/15/45	774	644
4.150% due 11/15/34	97	77	4.900% due 05/15/46	151	125
Continental Airlines Pass-Through Trust			ERAC USA Finance LLC
Series 071A Class A
			2.350% due 10/15/19 (Þ)	1,777	1,763
5.983% due 04/19/22	1,304	1,435
			3.800% due 11/01/25 (Þ)	450	449

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 179

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Exelon Corp.			6.345% due 02/15/34	1,095	1,285
1.550% due 06/09/17	476	475	Goldman Sachs Group, Inc. (The)
2.850% due 06/15/20	1,650	1,652	6.250% due 09/01/17	1,025	1,090
5.625% due 06/15/35	107	115	2.900% due 07/19/18	640	651
Exxon Mobil Corp.			2.625% due 01/31/19	535	539
0.377% due 03/15/17 (Ê)	1,750	1,745	2.550% due 10/23/19	785	786
Farmers Exchange Capital
			5.750% due 01/24/22	640	726
7.200% due 07/15/48 (Þ)	700	902
Farmers Exchange Capital II			3.625% due 01/22/23	366	372
6.151% due 11/01/53 (Þ)	700	772	1.925% due 11/29/23 (Ê)	490	492
Fifth Third Bank			3.750% due 05/22/25	465	467
2.375% due 04/25/19	605	609	4.250% due 10/21/25	1,310	1,306
FirstEnergy Transmission LLC			6.750% due 10/01/37	325	375
5.450% due 07/15/44 (Þ)	339	354
Ford Motor Credit Co. LLC			4.800% due 07/08/44	320	317

1.461% due 03/27/17	1,442	1,432	4.750% due 10/21/45	856	847
			Series 10YR
1.223% due 01/09/18 (Ê)	500	495
			3.500% due 01/23/25	350	345
3.200% due 01/15/21	458	454	Halliburton Co.
Series FXD			2.700% due 11/15/20	409	399
2.145% due 01/09/18	965	962
Forest Laboratories LLC			3.800% due 11/15/25	310	291

5.000% due 12/15/21 (Þ)	785	861	5.000% due 11/15/45	470	419
General Electric Capital Corp.			HCP, Inc.
0.491% due 02/15/17 (Ê)	800	800	4.250% due 11/15/23	1,085	1,098
			Health Care REIT, Inc.
0.684% due 05/05/26 (Ê)	735	667
			6.125% due 04/15/20	585	662
5.875% due 01/14/38	105	129	Hewlett Packard Enterprise Co.
Series GMTN			2.450% due 10/05/17 (Þ)	1,830	1,833
3.100% due 01/09/23	685	711
			4.400% due 10/15/22 (Þ)	1,021	1,008
6.150% due 08/07/37	192	246
General Electric Co.			4.900% due 10/15/25 (Þ)	2,000	1,904

5.250% due 12/06/17	815	874	6.200% due 10/15/35 (Þ)	800	721
			Hewlett-Packard Co.
4.500% due 03/11/44	1,595	1,668
			3.750% due 12/01/20	141	144

General Mills, Inc.			HP, Inc.
5.650% due 02/15/19	695	770
			4.375% due 09/15/21	1,000	1,008

General Motors Co.			Intel Corp.
6.250% due 10/02/43	276	277
General Motors Financial Co., Inc.			4.900% due 07/29/45	405	419
			International Business Machines Corp.
4.750% due 08/15/17	500	514
			0.491% due 02/06/18 (Ê)	830	828
3.100% due 01/15/19	241	239
			0.684% due 02/12/19 (Ê)	500	498
3.200% due 07/13/20	1,200	1,177
			2.875% due 11/09/22	1,035	1,036
3.450% due 04/10/22	460	442	ITC Holdings Corp.
Georgia Power Co.			5.300% due 07/01/43	390	406
4.300% due 03/15/42	445	432	Jersey Central Power & Light Co.
Georgia-Pacific LLC			4.300% due 01/15/26 (Þ)	528	546
2.539% due 11/15/19 (Þ)	975	975
			6.400% due 05/15/36	383	429
8.875% due 05/15/31	695	1,002	Johnson Controls, Inc.
Gilead Sciences, Inc.			4.625% due 07/02/44	138	125
2.550% due 09/01/20	1,345	1,362	JPMorgan Chase & Co.
3.650% due 03/01/26	820	837	1.350% due 02/15/17	590	590
4.500% due 02/01/45	200	197	2.250% due 01/23/20	1,545	1,532
4.750% due 03/01/46	832	849	2.550% due 10/29/20	449	448
Goldman Sachs Capital I			3.875% due 09/10/24	1,285	1,277

See accompanying notes which are an integral part of this quarterly report.

180 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.125% due 12/15/26	205	204	Series WI
4.250% due 10/01/27	1,046	1,043	3.300% due 08/14/20	700	717
			McKesson Corp.
4.950% due 06/01/45	175	175
JPMorgan Chase Bank NA			2.284% due 03/15/19	1,415	1,418
Series BKNT			Medco Health Solutions, Inc.
6.000% due 10/01/17	1,800	1,917	4.125% due 09/15/20	675	707
JPMorgan Chase Capital XXIII			Medtronic, Inc.
			Series WI
1.321% due 05/15/47 (Ê)	3,495	2,623
KCP&L Greater Missouri Operations Co.			4.375% due 03/15/35	297	303
8.270% due 11/15/21	425	537	4.625% due 03/15/45	238	250
Kinder Morgan Energy Partners, LP			Merck & Co., Inc.
5.500% due 03/01/44	465	361	0.685% due 05/18/18 (Ê)	1,870	1,871
Kinder Morgan, Inc.			MetLife, Inc.
5.300% due 12/01/34	868	661	3.600% due 11/13/25	715	718
5.550% due 06/01/45	290	227	10.750% due 08/01/39	1,080	1,658
5.050% due 02/15/46	322	235	4.600% due 05/13/46	264	258
KKR Group Finance Co. III LLC			Metropolitan Life Global Funding I
5.125% due 06/01/44 (Þ)	1,240	1,230	1.300% due 04/10/17 (Þ)	337	337
KKR Group Finance Co. LLC			3.875% due 04/11/22 (Þ)	900	956
6.375% due 09/29/20 (Þ)	620	721	MFMEG
Kohl's Corp.			4.490% due 02/25/28	490	508
4.250% due 07/17/25	500	486	Microsof t Corp.
5.550% due 07/17/45	505	457	2.650% due 11/03/22	1,165	1,183
Kraft Foods Group, Inc.			3.125% due 11/03/25	750	768
6.875% due 01/26/39	78	94	4.200% due 11/03/35	240	243
Kraft Heinz Foods Co.			3.750% due 02/12/45	450	413
1.600% due 06/30/17 (Þ)	1,163	1,163	Morgan Stanley
3.500% due 07/15/22 (Þ)	675	687	5.550% due 04/27/17	410	429
4.875% due 02/15/25 (Þ)	1,090	1,166	1.875% due 01/05/18	530	528
Kroger Co. (The)			2.125% due 04/25/18	2,290	2,291
2.300% due 01/15/19	765	778	2.450% due 02/01/19	1,630	1,636
Lehman Brothers Holdings Capital Trust
VII			3.875% due 01/27/26	1,999	2,022
5.857% due 11/29/49 (ƒ)(Ø)	1,450	—	4.300% due 01/27/45	1,150	1,080
Lehman Brothers Holdings, Inc.			Series F
6.500% due 07/19/17 (Ø)	390	—	3.875% due 04/29/24	820	832

6.750% due 12/28/17 (Ø)	990	—	Series GMTN
Lockheed Martin Corp.			5.500% due 07/24/20	535	592
2.500% due 11/23/20	1,114	1,123	4.000% due 07/23/25	379	387

2.900% due 03/01/25	955	931	MUFG Americas Holdings Corp.
4.700% due 05/15/46	471	498	2.250% due 02/10/20	1,630	1,614
			Mutual of Omaha Insurance Co.
Series 10YR			4.297% due 07/15/54 (Þ)	650	660
3.550% due 01/15/26	775	795
			Mylan NV
Manufacturers & Traders Trust Co.			3.000% due 12/15/18 (Þ)	600	601
1.646% due 12/28/20	180	180
Marathon Oil Corp.			3.750% due 12/15/20 (Þ)	600	607

2.700% due 06/01/20	467	358	Mylan, Inc.
Marathon Petroleum Corp.			2.550% due 03/28/19	790	786
3.400% due 12/15/20	274	265	National City Bank
			Series BKNT
McDonald's Corp.			0.702% due 06/07/17 (Ê)	900	894
3.700% due 01/30/26	615	622
			Nationwide Mutual Insurance Co.
4.875% due 12/09/45	787	795
			2.627% due 12/15/24 (Ê)(Þ)	700	677
McGraw Hill Financial, Inc.			NextEra Energy Capital Holdings, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 181

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.586% due 06/01/17	783	782	5.700% due 08/15/35	467	512
2.700% due 09/15/19	352	353	4.750% due 11/01/42	625	602
Series F			5.850% due 08/15/45	1,155	1,281
2.056% due 09/01/17	846	849	Roche Holdings, Inc.
NIKE, Inc.			3.000% due 11/10/25 (Þ)	602	608
3.875% due 11/01/45	360	359	SABMiller Holdings, Inc.
NiSource Finance Corp.			3.750% due 01/15/22 (Þ)	1,125	1,166
6.400% due 03/15/18	100	109	Samsung Electronics America, Inc.
Noble Energy, Inc.			1.750% due 04/10/17 (Þ)	765	767
3.900% due 11/15/24	230	194	Schlumberger Holdings Corp.
Norfolk Southern Corp.			3.000% due 12/21/20 (Þ)	548	536
4.650% due 01/15/46	345	340	4.000% due 12/21/25 (Þ)	568	553
North Shore-Long Island Jewish Health
			Sempra Energy
Care, Inc.			9.800% due 02/15/19	2,014	2,423
4.800% due 11/01/42	575	565
Novartis Capital Corp.			3.550% due 06/15/24	550	545

4.000% due 11/20/45	200	202	Simon Property Group, LP
NYU Hospitals Center			3.300% due 01/15/26	131	131
Series 13-A			Series 5YR
5.750% due 07/01/43	159	188	2.500% due 07/15/21	879	884
Occidental Petroleum Corp.			SL Green Realty Corp. / SL Green
3.500% due 06/15/25	315	300	Operating Partnership / Reckson
			Operating Partnership

Oncor Electric Delivery Co. LLC			7.750% due 03/15/20	550	648
6.800% due 09/01/18	1,350	1,507
			South Carolina Electric & Gas Co.
4.550% due 12/01/41	424	417
			5.100% due 06/01/65	1,165	1,245
5.300% due 06/01/42	104	114	Southern California Edison Co.
Oracle Corp.			Series C
2.950% due 05/15/25	1,695	1,659	3.600% due 02/01/45	565	526
PACCAR Financial Corp.			Southern Co. (The)
0.522% due 06/06/17 (Ê)	50	50	1.300% due 08/15/17	536	533
0.932% due 12/06/18 (Ê)	510	511	2.150% due 09/01/19	1,492	1,483
PacifiCorp			Southern Power Co.
2.950% due 02/01/22	945	956	4.150% due 12/01/25	575	586
Panhandle Eastern Pipe Line Co., LP			5.250% due 07/15/43	290	273
8.125% due 06/01/19	1,725	1,763	Southwestern Electric Power Co.
Pfizer, Inc.			3.550% due 02/15/22	316	329
0.471% due 05/15/17 (Ê)	1,380	1,377	Spectra Energy Partners, LP
Plains All American Pipeline, LP / PAA
Finance Corp.			4.500% due 03/15/45	400	305
			Sysco Corp.
2.600% due 12/15/19	458	410
			3.750% due 10/01/25	400	412
4.650% due 10/15/25	552	472	Thermo Fisher Scientific, Inc.
Precision Castparts Corp.
			2.400% due 02/01/19	620	624
2.500% due 01/15/23	435	428	Thomson Reuters Corp.
Progress Energy, Inc.
			5.650% due 11/23/43	605	630
7.750% due 03/01/31	602	798	TIAA Asset Management Finance Co.
Public Service Co. of New Mexico			LLC
7.950% due 05/15/18	675	761	2.950% due 11/01/19 (Þ)	213	212
Qwest Corp.			4.125% due 11/01/24 (Þ)	137	140
6.750% due 12/01/21	315	328	Time Warner Cable, Inc.
Regency Energy Partners, LP / Regency
Energy Finance Corp.			7.300% due 07/01/38	119	126
			Time Warner Cos., Inc.
4.500% due 11/01/23	512	410
Reynolds American, Inc.			7.570% due 02/01/24	537	651
			Time Warner, Inc.
2.300% due 06/12/18	1,047	1,057
			3.600% due 07/15/25	249	242
4.450% due 06/12/25	404	429

See accompanying notes which are an integral part of this quarterly report.

182 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.500% due 11/15/36	550	606	0.607% due 06/15/17 (Ê)	990	985
4.850% due 07/15/45	270	243	Walgreens Boots Alliance, Inc.
Toyota Motor Credit Corp.			4.800% due 11/18/44	265	235
Series MTN			Wal-Mart Stores, Inc.
0.706% due 03/12/20 (Ê)	1,820	1,791	6.500% due 08/15/37	860	1,126
TTX Co.			Walt Disney Co. (The)
2.250% due 02/01/19 (Þ)	323	324	2.300% due 02/12/21	837	843
U.S. Bank NA			WEA Finance LLC / Westfield UK &
Series BKNT			Europe Finance PLC
0.533% due 09/11/17 (Ê)	800	798	2.700% due 09/17/19 (Þ)	460	460
1.375% due 09/11/17	455	456	3.250% due 10/05/20 (Þ)	1,063	1,082
UBS AG			WEC Energy Group, Inc.
1.375% due 06/01/17	802	801	1.650% due 06/15/18	440	440

1.800% due 03/26/18	615	616	Wells Fargo & Co.
			2.125% due 04/22/19	1,485	1,494
2.375% due 08/14/19	1,385	1,390
UDR, Inc.			2.550% due 12/07/20	1,014	1,018
Series 0001			4.650% due 11/04/44	460	446
4.625% due 01/10/22	590	641	Series GMTN
Union Pacific Corp.			4.300% due 07/22/27	615	633
4.050% due 11/15/45	395	382	4.900% due 11/17/45	444	446
United Technologies Corp.			Wells Fargo Bank NA
1.778% due 05/04/18	1,333	1,326	Series BKNT
UnitedHealth Group, Inc.			1.650% due 01/22/18	625	627
6.000% due 06/15/17	4	4	Welltower, Inc.
1.400% due 10/15/17	590	590	4.950% due 01/15/21	245	266

2.700% due 07/15/20	635	650	Williams Partners, LP
			3.900% due 01/15/25	685	488
3.875% due 10/15/20	100	107
			Xcel Energy, Inc.
3.750% due 07/15/25	320	333
			1.200% due 06/01/17	611	608
US Bancorp
2.200% due 04/25/19	1,185	1,201	ZFS Finance USA Trust II
			6.450% due 12/15/65 (Þ)	3,730	3,735
2.950% due 07/15/22	570	575	ZFS Finance USA Trust V
US Bank NA			6.500% due 05/09/37 (Þ)	1,260	1,267
1.198% due 01/29/18 (Ê)	250	250			281,741
1.450% due 01/29/18	530	531	International Debt - 5.4%

Ventas Realty, LP / Ventas Capital Corp.			Actavis Funding SCS
2.700% due 04/01/20	1,050	1,043	3.000% due 03/12/20	730	739
Verizon Communications, Inc.			3.800% due 03/15/25	1,100	1,116
3.000% due 11/01/21	780	785	4.550% due 03/15/35	316	311
5.050% due 03/15/34	1,895	1,848	Series WI
4.750% due 11/01/41	665	607	2.450% due 06/15/19	500	502
			Arbor Realty Collateralized Loan
3.850% due 11/01/42	400	327
Series WI			Obligation, Ltd.
			Series 2014-1A Class A
4.272% due 01/15/36	2,426	2,165	2.176% due 05/15/24 (Ê)(Þ)	1,275	1,264
4.522% due 09/15/48	403	353	AstraZeneca PLC
4.672% due 03/15/55	937	788	2.375% due 11/16/20	1,471	1,475
Viacom, Inc.			Bank of Montreal
5.850% due 09/01/43	1,165	981	Series 3FRN
Visa, Inc.			0.644% due 04/10/18 (Ê)	500	497
3.150% due 12/14/25	945	960	Series YCD
4.150% due 12/14/35	230	238	1.012% due 12/08/17 (Ê)(~)	600	600
			Barclays PLC
4.300% due 12/14/45	451	465
			3.250% due 01/12/21	945	949
Wachovia Corp.			3.650% due 03/16/25	250	239

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 183

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.375% due 01/12/26	1,045	1,055	Global SC Finance II SRL
Barrick Gold Corp.			Series 2014-1A Class A2
4.100% due 05/01/23	370	318	3.090% due 07/17/29 (Þ)	387	381
			Grupo Bimbo SAB de CV
5.250% due 04/01/42	325	218
BHP Billiton Finance USA, Ltd.			4.875% due 06/27/44 (Þ)	565	480
			HBOS PLC
6.750% due 10/19/75 (Þ)	1,095	1,029	Series GMTN
BNP Paribas SA
			6.750% due 05/21/18 (Þ)	2,425	2,650
1.375% due 03/17/17	890	890	HSBC Bank PLC
BP Capital Markets PLC
			7.650% due 05/01/25	925	1,200
3.062% due 03/17/22	720	707	HSBC Holdings PLC
3.994% due 09/26/23	630	631	4.250% due 03/14/24	475	470
British Telecommunications PLC			ING Bank NV
2.350% due 02/14/19	670	674	2.000% due 11/26/18 (Þ)	724	724
Caisse Centrale Desjardins			Intesa Sanpaolo SpA
0.682% due 03/27/17 (Ê)(Þ)	1,930	1,927	5.017% due 06/26/24 (Þ)	371	356
Canadian Natural Resources, Ltd.			Korea Electric Power Corp.
1.750% due 01/15/18	740	670	5.125% due 04/23/34 (Þ)	155	179
6.750% due 02/01/39	52	40	Limerock CLO II, Ltd.
Canadian Pacific Railway Co.			Series 2014-2A Class A
4.800% due 09/15/35	260	257	1.757% due 04/18/26 (Ê)(Þ)	810	794

6.125% due 09/15/15	95	97	Macquarie Bank, Ltd.
CDP Financial, Inc.			1.249% due 10/27/17 (Ê)(Þ)	430	428
5.600% due 11/25/39 (Þ)	545	670	Magnetite XI, Ltd.
			Series 2014-11A Class A1

Cenovus Energy, Inc.			1.693% due 01/18/27 (Ê)(Þ)	600	592
3.000% due 08/15/22	1,147	953	Mexico Government International Bond
Chile Government International Bond
			4.750% due 03/08/44	150	136
3.125% due 01/21/26	651	641	National Bank of Canada
Cooperatieve Rabobank UA
11.000% due 06/29/49 (ƒ)(Þ)	1,108	1,349	Series BKNT	650	648
			1.342% due 12/14/18
Corp. Nacional del Cobre de Chile
4.875% due 11/04/44 (Þ)	34	28	Ooredoo International Finance, Ltd.	340	310
Credit Suisse Group Funding Guernsey,			3.875% due 01/31/28 (Þ)

Ltd.			Panama Government International Bond	742	805
3.125% due 12/10/20 (Þ)	2,847	2,856	5.200% due 01/30/20
DP World, Ltd.			Perrigo Co. PLC
6.850% due 07/02/37 (Þ)	190	181	2.300% due 11/08/18	762	755
Dryden 37 Senior Loan Fund			Petroleos Mexicanos
Series 2015-37A Class A			5.500% due 02/04/19 (Þ)	107	109
1.821% due 04/15/27 (Ê)(Þ)	810	800	5.500% due 06/27/44	880	663
Encana Corp.			5.625% due 01/23/46 (Þ)	453	349
6.625% due 08/15/37	270	166	Province of Ontario Canada
European Investment Bank			3.000% due 07/16/18	750	780
0.875% due 04/18/17	835	836	1.650% due 09/27/19	600	600
Flagship CLO VIII, Ltd.			Province of Quebec Canada
Series 2014-8A Class A
			0.666% due 09/04/18 (Ê)	380	379
1.757% due 01/16/26 (Ê)(Þ)	620	606	Rio Tinto Finance USA, Ltd.
Flatiron CLO, Ltd.
Series 2014-1A Class A1			3.750% due 06/15/25	582	522
			Royal Bank of Canada
1.616% due 07/17/26 (Ê)(Þ)	730	717
Fosse Master Issuer PLC			2.000% due 12/10/18	1,060	1,065
Series 2015-1A Class A2			Series GMTN
0.587% due 10/18/54 (Ê)(Þ)	543	541	0.546% due 10/13/17 (Ê)	560	557
GE Capital International Funding Co.			4.650% due 01/27/26	1,090	1,092
2.342% due 11/15/20 (Þ)	511	513	Royal Bank of Scotland Group PLC
4.418% due 11/15/35 (Þ)	968	994	1.875% due 03/31/17	2,790	2,773

See accompanying notes which are an integral part of this quarterly report.

184 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Santander Issuances SAU			Series 2015-1211 Class A1A2
5.179% due 11/19/25	800	757	3.901% due 08/10/35 (Þ)	1,230	1,289
Santander UK Group Holdings PLC			Alternative Loan Trust
5.625% due 09/15/45 (Þ)	264	264	Series 2003-20CB Class 2A1
Seagate HDD Cayman			5.750% due 10/25/33	73	76
4.875% due 06/01/27 (Þ)	730	550	American Home Mortgage Investment
			Trust
5.750% due 12/01/34 (Þ)	780	530	Series 2004-4 Class 4A
Shell International Finance BV			2.408% due 02/25/45 (Ê)	73	72
2.125% due 05/11/20	340	333	Banc of America Commercial Mortgage
4.375% due 05/11/45	250	232	Trust
			Series 2006-6 Class A3
Siemens Financieringsmaatschappij NV			5.369% due 10/10/45	36	36
1.450% due 05/25/18 (Þ)	798	797
Silverstone Master Issuer PLC			Series 2015-UBS7 Class A4
Series 2015-1A Class 2A2			3.705% due 09/15/48	127	132
0.842% due 01/21/70 (Ê)(Þ)	587	583	Banc of America Funding Trust
			Series 2005-4 Class 1A3
Sky PLC			5.500% due 08/25/35	38	38
6.100% due 02/15/18 (Þ)	945	1,018
SMART ABS Series Trust			Series 2005-5 Class 1A11
Series 2015-3US Class A3A			5.500% due 09/25/35	160	165

1.660% due 08/14/19	730	729	Series 2005-D Class A1
Societe Generale SA			2.670% due 05/25/35 (Ê)	81	83
			Banc of America Merrill Lynch
5.625% due 11/24/45 (Þ)	303	281	Commercial Mortgage, Inc.
Suncor Energy, Inc.
5.950% due 12/01/34	545	503	Series 2006-3 Class A4	1,103	1,108
			5.889% due 07/10/44
Toronto-Dominion Bank (The)
1.461% due 01/22/19 (Ê)	1,120	1,121	Series 2006-6 Class A4	1,925	1,948
			5.356% due 10/10/45
1.950% due 04/02/20 (Þ)	317	317	Series 2007-1 Class A4
Series GMTN			5.451% due 01/15/49	878	899
2.500% due 12/14/20	855	862	Series 2007-2 Class AAB
Total Capital Canada, Ltd.			5.732% due 04/10/49	18	18
2.750% due 07/15/23	455	431	Series 2008-1 Class A4
Total Capital SA			6.424% due 02/10/51	532	565
2.125% due 08/10/18	510	511	Banc of America Mortgage Securities,
Trade MAPS 1, Ltd.			Inc.
Series 2013-1A Class A			Series 2004-1 Class 5A1
1.124% due 12/10/18 (Ê)(Þ)	1,645	1,636	6.500% due 09/25/33	7	7
TransCanada PipeLines, Ltd.			Series 2004-2 Class 5A1
1.625% due 11/09/17	1,450	1,426	6.500% due 10/25/31	7	8

4.875% due 01/15/26	322	325	Series 2004-11 Class 2A1
Tyco Electronics Group SA			5.750% due 01/25/35	83	85

6.550% due 10/01/17	705	760	Series 2005-H Class 2A5
UBS Group Funding Jersey, Ltd.			2.691% due 09/25/35 (Ê)	296	271

2.950% due 09/24/20 (Þ)	740	736	Series 2006-2 Class A15
Validus Holdings, Ltd.			6.000% due 07/25/46	4	4

8.875% due 01/26/40	605	778	Series 2006-B Class 1A1
Westpac Banking Corp.			2.497% due 10/20/46 (Ê)	64	38
2.600% due 11/23/20	665	669	BCAP LLC Trust
			Series 2011-R11 Class 15A1
		64,002
Loan Agreements - 0.1%			2.736% due 10/26/33 (Ê)(Þ)	1,186	1,198
T-Mobile USA, Inc. 1st Lien Term Loan			Series 2011-R11 Class 20A5
B			2.736% due 03/26/35 (Ê)(Þ)	305	306
3.500% due 11/09/22 (Ê)	520	520	Bear Stearns Adjustable Rate Mortgage
			Trust

Mortgage-Backed Securities - 33.5%			Series 2004-8 Class 2A1
1211 Avenue of the Americas Trust			2.605% due 11/25/34 (Ê)	211	203

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 185

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-9 Class 22A1			Series 2014-CR19 Class A5
3.013% due 11/25/34 (Ê)	45	45	3.796% due 08/10/47	330	347
Series 2004-10 Class 22A1			Series 2014-UBS6 Class A5
2.522% due 01/25/35 (Ê)	44	43	3.644% due 12/10/47	745	770
Series 2005-2 Class A1			Series 2015-3BP Class A
2.680% due 03/25/35 (Ê)	618	618	3.178% due 02/10/35 (Þ)	479	479
Series 2005-12 Class 13A1			Series 2015-CR26 Class A4
5.708% due 02/25/36 (Ê)	31	29	3.630% due 10/10/48	124	128
Bear Stearns Alt-A Trust			Series 2015-PC1 Class A4
Series 2004-13 Class A1			3.620% due 07/10/50	169	174
0.910% due 11/25/34 (Ê)	849	834	Countrywide Home Loan Mortgage Pass-
Bear Stearns Structured Products, Inc.			Through Trust
Series 2007-R6 Class 1A1			Series 2004-HYB9 Class 1A1
2.106% due 01/26/36 (Ê)	245	202	2.468% due 02/20/35 (Ê)	250	249
Series 2007-R6 Class 2A1			Series 2005-3 Class 1A2
3.068% due 12/26/46 (Ê)	130	97	0.460% due 04/25/35 (Ê)	550	478
CHL Mortgage Pass-Through Trust			Credit Suisse Commercial Mortgage
Series 2004-22 Class A3			Trust
			Series 2006-C4 Class A3
2.425% due 11/25/34 (Ê)	142	134
Citigroup Commercial Mortgage Trust			5.467% due 09/15/39	493	497
Series 2014-GC19 Class A4			Series 2007-C2 Class A3
4.023% due 03/10/47	825	883	5.542% due 01/15/49	310	317
Series 2014-GC25 Class AAB			Series 2007-C5 Class A4
3.371% due 10/10/47	1,015	1,051	5.695% due 09/15/40	1,063	1,103
Citigroup Mortgage Loan Trust, Inc.			Series 2008-C1 Class A2FL
Series 2004-UST1 Class A5			2.567% due 02/15/41 (Ê)(Þ)	276	281
2.123% due 08/25/34 (Ê)	1,073	1,054	Credit Suisse First Boston Mortgage
Series 2005-3 Class 2A2B			Securities Corp.
			Series 2005-9 Class 2A1
2.578% due 08/25/35 (Ê)	164	121
Series 2005-11 Class A2A			5.500% due 10/25/35	395	370
			CSAIL Commercial Mortgage Trust
2.730% due 10/25/35 (Ê)	93	92	Series 2015-C2 Class A4
Series 2007-AR8 Class 2A1A
			3.504% due 06/15/57	30	31
2.685% due 07/25/37 (Ê)	165	154	Series 2015-C2 Class XA
Series 2015-2 Class 1A1			Interest Only STRIP
0.371% due 06/25/47 (Ê)(Þ)	383	354	1.042% due 06/15/57	9,928	573
Citigroup/Deutsche Bank Commercial			Series 2015-C4 Class A4
Mortgage Trust
Series 2005-CD1 Class C			3.808% due 11/15/48	260	271
			CSMC Trust
5.475% due 07/15/44	29	29	Series 2014-USA Class A2
Citigroup/Deutsche Bank Mortgage Trust
Series 2006-CD2 Class AM			3.953% due 09/15/37 (Þ)	766	801
			CW Capital Cobalt, Ltd.
5.578% due 01/15/46	107	107

Commercial Mortgage Pass-Through			Series 2007-C3 Class A4
Certificates			5.959% due 05/15/46	1,450	1,508
Series 2013-CR12 Class A4			DBCCRE Mortgage Trust

4.046% due 10/10/46	965	1,037	Series 2014-ARCP Class C
Commercial Mortgage Trust			5.099% due 01/10/34 (Þ)	305	313
Series 2001-J2A Class E			DBRR Trust

7.160% due 07/16/34 (Þ)	670	686	Series 2011-LC2 Class A4A
Series 2005-LP5 Class D			4.537% due 07/12/44 (Þ)	690	759
			Downey Savings & Loan Association
4.776% due 05/10/43	367	366	Mortgage Loan Trust
Series 2012-9W57 Class A			Series 2004-AR3 Class 1A1B
2.365% due 02/10/29 (Þ)	1,176	1,184	2.456% due 07/19/44 (Ê)	59	58
Series 2013-300P Class A1			Fannie Mae
4.353% due 08/10/30 (Þ)	230	249	5.000% due 2017	22	22
Series 2013-CR11 Class A3
			6.500% due 2017	11	11
3.983% due 10/10/46	353	380

See accompanying notes which are an integral part of this quarterly report.

186 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.500% due 2017	—	—	3.380% due 2028	405	420
8.500% due 2017	—	—	5.000% due 2028	121	133
5.000% due 2018	51	53	3.000% due 2029	678	708
5.500% due 2018	120	123	3.500% due 2029	142	150
6.500% due 2018	20	22	2.500% due 2030	744	761
5.000% due 2019	49	51	2.970% due 2030	523	522
6.500% due 2019	12	14	3.000% due 2030	1,832	1,913
3.478% due 2020	1,075	1,147	3.500% due 2030	850	900
5.000% due 2020	68	72	8.000% due 2030	26	33
5.500% due 2020	491	511	8.000% due 2031	29	35
6.500% due 2020	8	9	3.500% due 2032	1,665	1,766
3.881% due 2021	1,279	1,391	8.000% due 2032	2	2
4.000% due 2021	33	35	3.000% due 2033	2,649	2,766
4.410% due 2021	572	635	4.500% due 2033	881	970
4.640% due 2021	1,297	1,446	5.000% due 2033	330	365
5.500% due 2021	16	17	5.500% due 2033	382	432
4.500% due 2022	86	90	6.150% due 2033(Ê)	245	277
5.000% due 2022	72	77	3.500% due 2034	1,664	1,765
5.500% due 2022	76	81	4.500% due 2034	32	35
3.800% due 2023	412	433	5.000% due 2034	146	162
4.500% due 2023	59	63	5.500% due 2034	761	858
5.000% due 2023	117	126	6.000% due 2034	111	127
4.000% due 2024	172	183	5.000% due 2035	412	455
4.500% due 2024	124	134	6.000% due 2035	407	465
5.000% due 2024	18	20	5.500% due 2036	865	974
8.000% due 2024	18	21	6.500% due 2036	9	10
8.500% due 2024	5	5	5.000% due 2037	115	127
9.000% due 2024	1	1	5.500% due 2037	2,150	2,431
3.500% due 2025	115	121	6.000% due 2037	495	560
4.000% due 2025	240	255	6.500% due 2037	49	57
4.500% due 2025	94	102	5.000% due 2038	7	7
7.000% due 2025	4	4	5.500% due 2038	1,131	1,275
8.500% due 2025	10	10	4.500% due 2039	693	755
3.000% due 2026	194	202	5.000% due 2039	2	3
3.500% due 2026	820	868	6.000% due 2039	120	136
4.000% due 2026	230	247	4.000% due 2040	341	366
5.000% due 2026	251	277	4.500% due 2040	2,530	2,765
7.000% due 2026	9	10	5.000% due 2040	330	365
9.000% due 2026	2	2	5.500% due 2040	131	147
2.500% due 2027	35	36	3.500% due 2041	2,227	2,344
2.966% due 2027	920	928	4.000% due 2041	827	891
3.000% due 2027	870	909	4.500% due 2041	1,661	1,815
3.500% due 2027	375	397	5.000% due 2041	1,007	1,118
5.500% due 2027	135	151	5.500% due 2041	209	234
7.000% due 2027	1	1	3.000% due 2042	2,488	2,547
2.500% due 2028	2,698	2,773	3.500% due 2042	2,534	2,661
3.000% due 2028	103	108	4.000% due 2042	968	1,038

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 187

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 2042	167	183	Series 2009-70 Class PS
			Interest Only STRIP
3.000% due 2043	6,991	7,152
			6.581% due 01/25/37 (Ê)	2,535	469
3.500% due 2043	5,096	5,376	Series 2009-96 Class DB
4.000% due 2043	1,805	1,940	4.000% due 11/25/29	733	784
4.500% due 2043	132	144	Series 2013-111 Class PL
3.000% due 2044	214	219	2.000% due 12/25/42	955	890
4.000% due 2044	560	599	Fannie Mae-Aces
			Series 2014-M13 Class A2
4.500% due 2044	243	265	3.021% due 08/25/24	660	682
3.000% due 2045	428	437	FDIC Guaranteed Notes Trust
3.500% due 2045	12,093	12,686	Series 2010-S1 Class 1A
4.000% due 2045	12,286	13,187	0.978% due 02/25/48 (Ê)(Þ)	79	79
			FDIC Trust
4.500% due 2045	40	44	Series 2010-R1 Class A
3.500% due 2046	7,549	7,912	2.184% due 05/25/50 (Þ)	547	550
15 Year TBA(Ï)			Federal Home Loan Mortgage Corp.
2.500%	4,900	5,010	Multifamily Structured Pass Through
3.000%	4,150	4,325	Certificates
			Series 2010-KSCT Class A2
3.500%	1,170	1,234	4.285% due 01/25/20	450	492
30 Year TBA(Ï)
3.000%	6,800	6,941	Series 2014-K036 Class A2	67	72
			3.527% due 10/25/23
3.500%	18,080	18,935	Series 2014-K041 Class A2
4.000%	18,930	20,224	3.171% due 10/25/24	282	294
4.500%	11,260	12,233	Series 2015-K048 Class A2
5.000%	2,950	3,254	3.284% due 06/25/25	234	245
Series 2003-343 Class 6			Series 2015-K049 Class A2
Interest Only STRIP			3.010% due 07/25/25	146	150
5.000% due 10/25/33	136	26	Series 2015-KF12 Class A
Series 2003-345 Class 18			0.943% due 09/25/22 (Ê)	1,000	990
Interest Only STRIP			Series 2015-KS03 Class A4
4.500% due 12/25/18	118	5	3.161% due 05/25/25	245	253
Series 2003-345 Class 19			Federal Home Loan Mortgage Corp.
Interest Only STRIP			Multifamily Structured Pass-Through
4.500% due 01/25/19	128	6	Certificates
Series 2005-365 Class 12			Series 2011-K702 Class X1
Interest Only STRIP			Interest Only STRIP
5.500% due 12/25/35	265	47	1.525% due 02/25/18	4,513	117
Series 2006-369 Class 8			Series 2012-K706 Class X1
Interest Only STRIP			Interest Only STRIP
5.500% due 04/25/36	55	11	1.578% due 10/25/18	8,545	316
Fannie Mae Grantor Trust			Series 2014-K040 Class A2
Series 2002-T5 Class A1			3.241% due 09/25/24	301	316
0.410% due 05/25/32 (Ê)	233	227	Federal Housing Authority Trust
Fannie Mae REMIC Trust			7.430% due 06/27/21	21	21
Series 2004-W12 Class 1A1			Freddie Mac
6.000% due 07/25/44	413	478	6.000% due 2017	26	26
Series 2004-W12 Class 1A3			8.000% due 2017	—	—
7.000% due 07/25/44	962	1,138	4.500% due 2018	62	64
Fannie Mae REMICS
Series 1999-56 Class Z			5.000% due 2018	11	11
7.000% due 12/18/29	72	82	4.500% due 2019	19	20
Series 2003-35 Class FY			5.000% due 2019	54	56
0.570% due 05/25/18 (Ê)	57	58	6.000% due 2022	4	4
Series 2005-117 Class LC			4.000% due 2024	94	100
5.500% due 11/25/35	476	517
			5.500% due 2024	64	69

See accompanying notes which are an integral part of this quarterly report.

188 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.000% due 2024	4	3	3.000% due 2043	3,656	3,733
6.500% due 2025	3	3	3.500% due 2043	3,937	4,136
8.000% due 2025	3	4	4.000% due 2043	2,345	2,521
9.000% due 2025	3	3	4.500% due 2043	777	855
3.000% due 2026	123	129	3.500% due 2044	2,415	2,535
5.000% due 2027	2	2	4.000% due 2044	2,007	2,159
6.500% due 2027	—	—	4.500% due 2044	80	87
5.000% due 2028	120	132	3.000% due 2045	2,170	2,213
6.000% due 2028	134	151	3.500% due 2045	9,346	9,796
6.500% due 2028	8	10	4.000% due 2045	10,673	11,432
6.500% due 2029	7	8	3.000% due 2046	740	755
2.500% due 2030	2,082	2,131	3.500% due 2046	1,930	2,019
3.000% due 2030	798	832	30 Year TBA(Ï)
3.500% due 2030	322	341	3.000%	2,325	2,369
5.500% due 2032	147	165	3.500%	5,610	5,864
6.000% due 2032	16	18	4.000%	1,835	1,959
			Freddie Mac Reference REMIC
7.000% due 2032	101	115	Series 2006-R007 Class ZA
7.500% due 2032	15	19	6.000% due 05/15/36	697	791
5.500% due 2033	63	70	Freddie Mac REMICS

4.500% due 2034	43	47	Series 2002-2533 Class Z
			5.500% due 12/15/32	1,466	1,650
5.000% due 2034	404	451
5.500% due 2034	62	70	Series 2006-3123 Class HT	495	538
			5.000% due 03/15/26
6.500% due 2034	—	1	Series 2006-R006 Class ZA
5.000% due 2035	62	69	6.000% due 04/15/36	1,181	1,345
5.500% due 2035	88	98	Series 2010-3653 Class B
5.500% due 2036	86	95	4.500% due 04/15/30	1,094	1,188
			Series 2012-3989 Class BW
6.000% due 2036	34	38
			3.500% due 01/15/27	3,180	3,460
5.000% due 2037	6	7	Series 2012-4019 Class JD
5.500% due 2037	55	61	3.000% due 05/15/41	478	497
6.000% due 2037	118	133	Freddie Mac Strips

5.000% due 2038	3	3	Series 2012-271 Class 30
			3.000% due 08/15/42	1,536	1,550
5.500% due 2038	592	663
			FREMF Mortgage Trust
6.000% due 2038	423	481	Series 2013-K24 Class B
4.500% due 2039	224	243	3.502% due 11/25/45 (Þ)	1,565	1,515
5.500% due 2039	18	20	GAHR Commercial Mortgage Trust
			Series 2015-NRF Class AFX
4.000% due 2040	1,772	1,915
			3.235% due 12/15/19 (Þ)	645	661
4.500% due 2040	1,873	2,056	Ginnie Mae
5.000% due 2040	94	103	Series 2004-93 Class PC
5.500% due 2040	11	13	5.000% due 04/16/34	1,108	1,154
6.000% due 2040	40	45	Series 2007-26 Class SD
			Interest Only STRIP
4.000% due 2041	574	614
			6.639% due 05/16/37 (Ê)	2,292	499
4.500% due 2041	1,293	1,409	Series 2010-H04 Class BI
5.000% due 2041	367	403	Interest Only STRIP
5.500% due 2041	549	618	1.406% due 04/20/60	3,805	181
			Series 2010-H12 Class PT
3.000% due 2042	1,179	1,202
			5.470% due 11/20/59	1,881	1,945
3.500% due 2042	1,085	1,135
4.000% due 2042	772	828

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 189

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-H22 Class JI			3.500% due 2043	1,517	1,605
Interest Only STRIP
			4.000% due 2043	370	397
2.501% due 11/20/60	6,451	466
Series 2011-H02 Class BI			5.500% due 2043	471	518
Interest Only STRIP			3.500% due 2044	603	638
0.417% due 02/20/61	15,894	207	4.000% due 2044	540	579
Series 2012-H11 Class CI			4.500% due 2044	343	370
Interest Only STRIP			3.000% due 2045	2,445	2,525
2.907% due 04/20/62	4,643	326
Series 2012-H23 Class FI			3.500% due 2045	4,817	5,089
Interest Only STRIP			4.000% due 2045	738	790
0.783% due 10/20/62	5,775	118	4.500% due 2045	33	35
Series 2013-H03 Class HI
Interest Only STRIP			3.000% due 2046	55	57
2.617% due 12/20/62	4,375	395	4.000% due 2046	2,942	3,151
Ginnie Mae I			5.390% due 2059	328	339
8.000% due 2017	1	1	4.700% due 2061	1,150	1,203
10.500% due 2020	1	1	4.810% due 2061	2,437	2,564
8.000% due 2022	4	4	5.245% due 2061	688	741
8.500% due 2022	5	6	4.564% due 2062	2,561	2,763
8.500% due 2024	2	2	4.845% due 2062	342	362
8.000% due 2025	10	10	4.652% due 2063	293	322
9.000% due 2025	6	6	4.661% due 2063	95	105
8.000% due 2026	25	29	4.732% due 2063	235	252
7.000% due 2029	1	1	30 Year TBA(Ï)
8.000% due 2029	1	1	3.000%	4,575	4,719
8.500% due 2029	15	15	3.500%	12,845	13,547
8.000% due 2030	13	13	4.000%	2,965	3,169
			GS Mortgage Securities Corp. Trust
7.000% due 2031	91	109	Series 2012-ALOH Class A
7.000% due 2032	27	29	3.551% due 04/10/34 (Þ)	630	658
7.000% due 2033	12	12	Series 2012-SHOP Class A
3.000% due 2042	434	449	2.933% due 06/05/31 (Þ)	660	674
3.000% due 2043	609	631	GS Mortgage Securities Trust
			Series 2014-GC18 Class A4
3.500% due 2043	183	193
			4.074% due 01/10/47	625	671
Ginnie Mae II			Series 2015-590M Class A
7.500% due 2032	2	2
			3.621% due 10/10/35 (Þ)	194	199
5.500% due 2039	133	147	Series 2015-GC28 Class A5
1.750% due 2040(Ê)	199	205	3.396% due 02/10/48	595	604
2.000% due 2040(Ê)	290	304	GSMPS Mortgage Loan Trust

3.000% due 2040(Ê)	362	379	Series 2004-4 Class 1AF
			0.570% due 06/25/34 (Ê)(Þ)	377	317
3.500% due 2040(Ê)	1,844	1,930	GSR Mortgage Loan Trust
4.000% due 2040	49	53	Series 2005-AR7 Class 6A1
4.000% due 2041	307	331	4.965% due 11/25/35 (Ê)	535	513
4.500% due 2041	1,611	1,760	HarborView Mortgage Loan Trust
			Series 2004-4 Class 3A
5.500% due 2041	17	19
			1.281% due 06/19/34 (Ê)	55	53
3.000% due 2042	207	214	Series 2005-4 Class 3A1
3.500% due 2042	807	853	2.660% due 07/19/35 (Ê)	167	146
4.000% due 2042	1,131	1,216	Homestar Mortgage Acceptance Corp.

4.500% due 2042	453	495	Series 2004-5 Class A1
			0.620% due 10/25/34 (Ê)	1,246	1,233
3.000% due 2043	737	764	Impac CMB Trust

See accompanying notes which are an integral part of this quarterly report.

190 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-5 Class 1A1			Merrill Lynch Mortgage Investors Trust
0.890% due 10/25/34 (Ê)	178	168	Series 2005-A10 Class A
IndyMac INDX Mortgage Loan Trust			0.395% due 02/25/36 (Ê)	123		113
Series 2004-AR6 Class 5A1			ML-CFC Commercial Mortgage Trust
2.519% due 10/25/34 (Ê)	940	900	Series 2007-5 Class A4
Series 2005-AR15 Class A2			5.378% due 08/12/48	436		446
4.533% due 09/25/35 (Ê)	108	92	Series 2007-7 Class A4
JPMBB Commercial Mortgage Securities			5.747% due 06/12/50	580		599
Trust			Series 2007-8 Class ASB
Series 2014-C26 Class C			5.819% due 08/12/49	19		19
4.570% due 01/15/48	500	480	Morgan Stanley Bank of America Merrill
Series 2015-C29 Class A4			Lynch Trust
3.611% due 05/15/48	660	678	Series 2014-C14 Class A4
Series 2015-C30 Class A5			3.787% due 02/15/47	165		174
3.822% due 07/15/48	231	241	Series 2015-C24 Class A4
JPMorgan Chase Commercial Mortgage			3.732% due 05/15/48	945		983
Securities Trust			Series 2015-C24 Class C
Series 2004-LN2 Class B			4.500% due 05/15/48	85		78
5.466% due 07/15/41	500	499	Morgan Stanley Capital I Trust
Series 2005-CB12 Class AJ			Series 2005-IQ9 Class B
4.987% due 09/12/37	137	137	4.860% due 07/15/56	415		419
Series 2007-CB20 Class ASB			Series 2006-T21 Class B
5.688% due 02/12/51	251	256	5.312% due 10/12/52 (Þ)	320		319
Series 2007-LDPX Class AM			Series 2014-CPT Class A
5.464% due 01/15/49	880	884	3.350% due 07/13/29 (Þ)	456		471
Series 2011-C3 Class A2			Morgan Stanley Mortgage Loan Trust
3.673% due 02/15/46 (Þ)	110	111	Series 2004-6AR Class 1A
Series 2011-C3 Class A3			0.620% due 07/25/34 (Ê)	989		966
4.388% due 02/15/46 (Þ)	1,325	1,386	Mortgage Pass-Through Certificates
Series 2011-C4 Class A3			Series 2001-CIB2 Class D
4.106% due 07/15/46 (Þ)	1,405	1,468	6.847% due 04/15/35	49		49
Series 2014-FBLU Class A			MortgageIT Trust
			Series 2005-2 Class 2A
1.376% due 12/15/28 (Ê)(Þ)	415	415
Series 2014-FBLU Class C			1.805% due 05/25/35 (Ê)	515		506
			Motel 6 Trust
2.426% due 12/15/28 (Ê)(Þ)	675	675	Series 2015-MTL6 Class A2A2
JPMorgan Mortgage Trust
Series 2003-A2 Class 3A1			2.605% due 02/05/30 (Þ)	815		818
			MSCG Trust
1.990% due 11/25/33 (Ê)	205	198	Series 2015-ALDR Class A2
Series 2004-A2 Class 3A1
			3.577% due 06/07/35 (Þ)	310		315
2.297% due 05/25/34 (Ê)	318	307	NCUA Guaranteed Notes Trust
Series 2005-A1 Class 6T1			Series 2010-R1 Class 2A
2.548% due 02/25/35 (Ê)	408	406	1.840% due 10/07/20	116		116
Series 2005-A3 Class 4A1			OBP Depositor LLC Trust
2.658% due 06/25/35 (Ê)	137	139	Series 2010-OBP Class A
LB Commercial Mortgage Trust			4.646% due 07/15/45 (Þ)	230		250
Series 2007-C3 Class AM			Prime Mortgage Trust
6.096% due 07/15/44	790	828	Series 2004-CL1 Class 1A2
LB-UBS Commercial Mortgage Trust			0.581% due 02/25/34 (Ê)	23		21
Series 2006-C7 Class A2			Provident Funding Mortgage Loan Trust
5.300% due 11/15/38	116	118	Series 2005-2 Class 1A1A
Series 2007-C6 Class A4			2.411% due 10/25/35 (Ê)	265		259
5.858% due 07/15/40	914	942	RALI Trust
Mastr Alternative Loan Trust			Series 2005-QA10 Class A41
Series 2003-4 Class B1			3.406% due 09/25/35 (Ê)	317		256
5.941% due 06/25/33	112	102	Series 2005-QO3 Class A1
Series 2004-10 Class 5A6			0.570% due 10/25/45 (Ê)	436		310
5.750% due 09/25/34	147	151	RBS Commercial Funding, Inc. Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 191

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2013-GSP Class A			Series 2006-AR2 Class 2A1
3.961% due 01/13/32 (Þ)	535	564	2.617% due 03/25/36		177	176
RBSCF Trust			Series 2006-AR8 Class 1A3
Series 2010-RR4 Class CMLA			2.634% due 04/25/36 (Ê)		747	739
6.040% due 12/16/49 (Þ)	187	192	WFRBS Commercial Mortgage Trust
RBSSP Resecuritization Trust			Series 2012-C7 Class A2
Series 2010-3 Class 9A1			3.431% due 06/15/45		1,630	1,705
5.500% due 02/26/35 (Þ)	666	678	Series 2014-C19 Class A3
Structured Adjustable Rate Mortgage
			3.660% due 03/15/47		480	502
Loan Trust
Series 2004-6 Class 1A			Series 2014-C21 Class XA
			Interest Only STRIP
2.358% due 06/25/34 (Ê)	390	378
			1.341% due 08/15/47		7,885	541
Series 2004-12 Class 7A3

2.694% due 09/25/34 (Ê)	130	130	Series 2014-LC14 Class A5
Structured Asset Mortgage Investments			4.045% due 03/15/47		440	472
II Trust						394,829
Series 2005-AR5 Class A2			Municipal Bonds - 0.7%
			Brazos Higher Education Authority
0.414% due 07/19/35 (Ê)	101	94

Structured Asset Securities Corp.			Revenue Bonds
Mortgage Pass-Through Certificates			0.613% due 12/26/24 (Ê)		330	312
Series 2003-34A Class 5A4			City of New York New York General

2.455% due 11/25/33 (Ê)	884	895	Obligation Unlimited
UBS Commercial Mortgage Trust			6.646% due 12/01/31		200	235
Series 2012-C1 Class A3			Metropolitan Transportation Authority
			Revenue Bonds
3.400% due 05/10/45	1,220	1,263
Wachovia Bank Commercial Mortgage			6.814% due 11/15/40		355	487
Trust			Municipal Electric Authority of Georgia
Series 2006-C26 Class AM			Revenue Bonds
6.167% due 06/15/45	865	875	6.637% due 04/01/57		990	1,187
Series 2007-C33 Class A4			7.055% due 04/01/57		1,410	1,635
6.150% due 02/15/51	320	331	New Jersey Transportation Trust Fund
WaMu Mortgage Pass-Through			Authority Revenue Bonds
Certificates Trust			5.754% due 12/15/28		630	672
Series 2003-AR9 Class 1A7			New York City Water & Sewer System

2.406% due 09/25/33 (Ê)	37	37	Revenue Bonds
Series 2003-AR10 Class A7			6.491% due 06/15/42		1,700	1,941
			San Diego Tobacco Settlement Revenue
2.420% due 10/25/33 (Ê)	333	338	Funding Corp. Revenue Bonds
Series 2004-AR1 Class A
			7.125% due 06/01/32		220	252
2.450% due 03/25/34 (Ê)	1,519	1,524	State of California General Obligation
Series 2005-AR13 Class A1A1			Unlimited
0.489% due 10/25/45 (Ê)	1,318	1,211	6.650% due 03/01/22		425	520
Wells Fargo Commercial Mortgage Trust			State of Illinois General Obligation
Series 2015-NXS3 Class A4			Unlimited
3.617% due 09/15/57	67	69	5.877% due 03/01/19		335	361
Series 2015-P2 Class A4			5.100% due 06/01/33		633	598

3.809% due 12/15/48	124	130	University of California Revenue Bonds		255	256
Series 2015-SG1 Class A4			4.767% due 05/15/15
3.789% due 12/15/47	171	178				8,456
Wells Fargo Mortgage Backed Securities			Non-US Bonds - 0.2%
Trust
Series 2003-J Class 1A9			Queensland Treasury Corp.
			Series 21
2.612% due 10/25/33 (Ê)	883	886	5.500% due 06/21/21	AUD	2,277	1,849
Series 2004-CC Class A1
2.616% due 01/25/35 (Ê)	100	100	United States Government Agencies - 4.2%
Series 2005-AR10 Class 2A4			Fannie Mae
2.614% due 06/25/35 (Ê)	44	45	2.000% due 09/26/17		350	353
Series 2006-2 Class 2A3			0.279% due 10/05/17 (Ê)		2,495	2,489
5.500% due 03/25/36	135	130
			1.125% due 10/19/18		280	281

See accompanying notes which are an integral part of this quarterly report.

192 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.125% due 12/14/18	500	501	1.000% due 12/15/17	1,250	1,255
1.750% due 06/20/19	1,000	1,019	0.750% due 12/31/17	2,700	2,698
1.625% due 01/21/20	100	101	0.875% due 01/31/18	450	451
1.600% due 12/24/20	1,205	1,204	0.750% due 02/28/18	1,600	1,598
1.875% due 12/28/20	125	128	0.750% due 03/31/18	750	749
2.625% due 09/06/24	749	781	0.625% due 04/30/18	3,000	2,984
7.125% due 01/15/30	100	151	2.625% due 04/30/18	1,200	1,247
7.250% due 05/15/30	230	353	1.375% due 06/30/18	250	253
6.625% due 11/15/30	100	147	1.500% due 08/31/18	250	254
6.000% due 04/18/36	95	96	0.875% due 10/15/18	2,949	2,944
Federal Home Loan Banks			1.250% due 12/15/18	120	121
3.150% due 06/28/17	1,315	1,319	2.750% due 02/15/19	250	263
1.000% due 12/19/17	375	376	1.375% due 02/28/19	3,000	3,032
2.875% due 09/11/20	875	931	1.500% due 02/28/19	2,500	2,536
Freddie Mac
			1.500% due 03/31/19	1,250	1,268
1.250% due 10/02/19	1,000	1,001
			3.125% due 05/15/19	300	320
2.375% due 01/13/22	210	218
			1.000% due 06/30/19	1,350	1,346
6.250% due 07/15/32	624	899
Tennessee Valley Authority			1.625% due 06/30/19	1,000	1,018
6.150% due 01/15/38	345	473	3.625% due 08/15/19	365	397
3.500% due 12/15/42	564	545	8.125% due 08/15/19	2,000	2,487
4.250% due 09/15/65	412	423	1.500% due 10/31/19	3,840	3,888
United States Treasury Notes			1.125% due 12/31/19	1,000	997
1.000% due 12/31/17	1,176	1,181	1.375% due 02/29/20	4,998	5,029
1.125% due 01/15/19	9,955	10,000	1.125% due 03/31/20	4,200	4,184
1.625% due 11/30/20	1,025	1,040	1.125% due 04/30/20	2,525	2,513
1.750% due 12/31/20	20,597	21,003	1.375% due 04/30/20	3,891	3,911
1.375% due 01/31/21	2,660	2,665	8.750% due 05/15/20	2,500	3,278
		49,678	1.625% due 07/31/20	1,731	1,757
United States Government Treasuries - 16.6%
United States Treasury Inflation Indexed			1.375% due 09/30/20	9,368	9,398
Bonds			2.000% due 09/30/20	450	464
0.125% due 04/15/17	1,431	1,432	1.375% due 10/31/20	4,774	4,787
0.125% due 07/15/24	2,909	2,821	1.750% due 10/31/20	500	509
0.250% due 01/15/25	2,605	2,538	3.625% due 02/15/21	1,000	1,108
0.375% due 07/15/25	305	302	2.000% due 02/28/21	410	422
0.625% due 02/15/43	929	813	2.250% due 03/31/21	500	521
1.375% due 02/15/44	3,972	4,161	3.125% due 05/15/21	100	109
0.750% due 02/15/45	872	784	8.125% due 05/15/21	300	402
United States Treasury Notes
			2.125% due 06/30/21	750	777
0.750% due 03/15/17	500	500
			2.125% due 08/15/21	4,380	4,536
1.000% due 03/31/17	1,500	1,506
			2.000% due 08/31/21	250	257
0.875% due 07/15/17	600	601
			2.000% due 10/31/21	750	770
0.625% due 07/31/17	750	749
			8.000% due 11/15/21	1,250	1,701
0.625% due 08/31/17	750	748
			1.500% due 01/31/22	1,150	1,147
1.875% due 08/31/17	1,560	1,587
			1.750% due 02/28/22	4,075	4,122
1.875% due 09/30/17	430	438
			1.875% due 05/31/22	3,000	3,051
0.875% due 11/15/17	2,500	2,504
			1.625% due 11/15/22	1,550	1,548
0.625% due 11/30/17	500	499
			2.125% due 12/31/22	3,145	3,240
0.875% due 11/30/17	1,325	1,327

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 193

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.750% due 05/15/23	2,660	2,668	0.400% due 02/02/16 (Å)(ç)(~)	400	400
2.750% due 02/15/24	1,010	1,082	AT&T, Inc.
2.500% due 05/15/24	150	158	2.950% due 05/15/16	965	970
			Bank of Nova Scotia
2.375% due 08/15/24	100	104	Series YCD
2.000% due 08/15/25	2,245	2,259	0.491% due 11/07/16 (ç)(Ê)(~)	1,170	1,170
2.250% due 11/15/25	29,921	30,775	Bear Stearns Cos. LLC (The)
6.500% due 11/15/26	285	410	5.550% due 01/22/17	890	922

Zero coupon due 11/15/27	2,215	1,691	Citigroup, Inc.
			1.074% due 04/01/16 (Ê)	500	500
5.500% due 08/15/28	400	549
5.250% due 02/15/29	500	676	Coca-Cola Enterprises, Inc.	500	502
			2.000% due 08/19/16
6.125% due 08/15/29	350	513	Commonwealth Bank of Australia
5.375% due 02/15/31	1,100	1,546	0.434% due 06/03/16 (Ê)(Þ)	1,795	1,794
4.500% due 02/15/36	750	1,004	Continental Airlines Pass-Through Trust
			Series 09-1
4.750% due 02/15/37	2,651	3,665
			9.000% due 07/08/16	325	335
4.500% due 05/15/38	275	369	Cooperatieve Rabobank UA
4.375% due 05/15/40	1,980	2,606	Series FRN
3.875% due 08/15/40	700	857	0.766% due 03/18/16 (Ê)	200	200

3.125% due 02/15/42	2,735	2,965	Series YCD
			0.595% due 03/22/16 (ç)(Ê)(~)	550	550
2.750% due 08/15/42	1,530	1,539
			ENI Finance USA, Inc.
2.750% due 11/15/42	1,850	1,856
			0.692% due 02/02/16 (ç)(Þ)(~)	1,200	1,200
3.125% due 02/15/43	985	1,062	Fannie Mae
2.875% due 05/15/43	1,190	1,222	6.500% due 03/01/16	—	—
3.750% due 11/15/43	1,375	1,665	5.500% due 05/01/16	4	5
3.000% due 05/15/45	1,776	1,861	6.500% due 06/01/16	—	—
2.500% due 08/15/45	125	118	5.500% due 01/01/17	11	11
2.875% due 08/15/45	8,817	9,011	Federal Home Loan Mortgage Corp.
			Multifamily Structured Pass-Through
3.000% due 11/15/45	8,315	8,727	Certificates
		195,915	Series 2012-K501 Class X1A
Total Long-Term Investments			1.702% due 08/25/16	13,607	59
(cost $1,082,456)		1,088,477	Ford Motor Credit Co. LLC
			1.700% due 05/09/16	1,000	1,001
Preferred Stocks - 0.1%			Freddie Mac
Technology - 0.1%			9.000% due 05/01/16	—	—
Verizon Communications, Inc.	73,700	1,954	9.000% due 06/01/16	—	—
			9.000% due 08/01/16	—	—
Total Preferred Stocks
			2.000% due 08/25/16	1,275	1,285
(cost $1,853)		1,954
			9.000% due 10/01/16	1	1
			9.000% due 11/01/16	1	1
Short-Term Investments - 17.7%			9.000% due 12/01/16	—	—
Ally Auto Receivables Trust
Series 2015-1 Class A1			GE Capital International Funding Co.
0.390% due 08/15/16	148	148	0.964% due 04/15/16 (Þ)	1,192	1,193
AmeriCredit Automobile Receivables			HCP, Inc.
Trust			6.300% due 09/15/16	135	139
Series 2015-3 Class A1			Hyundai Auto Receivables Trust
0.500% due 08/08/16	741	741	Series 2015-C Class A1
Anheuser-Busch InBev Finance, Inc.			0.390% due 09/15/16	577	577
0.811% due 01/27/17 (Ê)	800	797	Intesa Sanpaolo SpA
1.125% due 01/27/17	950	949	2.375% due 01/13/17	826	829
Antalis SA			Johnson & Johnson

See accompanying notes which are an integral part of this quarterly report.

194 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
0.395% due 11/28/16 (Ê)	1,550		1,550	United States Treasury Notes
JPMorgan Chase Bank NA				0.500% due 11/30/16	6,000	5,995
Series BKNT				0.625% due 12/31/16	4,000	4,000
5.875% due 06/13/16	85		86	Verizon Communications, Inc.
JPMorgan Securities LLC				Series FRN
0.416% due 03/21/16 (ç)(Ê)(~)	450		450	1.867% due 09/15/16 (Ê)	1,090	1,096
Juniper Networks, Inc.				Viacom, Inc.
3.100% due 03/15/16	815		817	2.500% due 12/15/16	740	743
Kaupthing Bank Hf				Victory Receivables Corp.
7.125% due 05/19/16 (Ø)(Þ)	1,480		—	0.470% due 02/19/16 (Å)(ç)(~)	750	750
Kellogg Co.				Vodafone Group PLC
1.875% due 11/17/16	1,000		1,006	Series FRN
LMA Americas LLC				0.718% due 02/19/16 (Ê)	1,200	1,200
0.300% due 02/01/16 (Å)(ç)(~)	300		300	Walgreens Boots Alliance, Inc.
Mercedes-Benz Auto Receivables Trust				0.775% due 05/18/16 (Ê)	1,300	1,299
Series 2015-1 Class A1				Wells Fargo Bank NA
0.390% due 08/15/16	369		369	Series BKNT
Morgan Stanley				0.479% due 06/02/16 (Ê)	750	750
1.070% due 10/18/16 (Ê)	545		544	Willis Towers Watson PLC
Series GMTN				4.125% due 03/15/16	840	843
5.450% due 01/09/17	600		622	Total Short-Term Investments
Nissan Auto Receivables Owner Trust				(cost $209,823)		208,442
Series 2015-B Class A1
0.380% due 08/15/16	452		452	Total Investments 110.2%
Nomura Holdings, Inc.				(identified cost $1,294,132)		1,298,873
2.000% due 09/13/16	825		828
Private Export Funding Corp.				Other Assets and Liabilities,
0.692% due 06/20/16 (Å)(ç)(~)	700		698	Net - (10.2%)		(120,529)
Procter & Gamble Co. (The)
0.389% due 11/04/16 (Ê)	1,500		1,501	Net Assets - 100.0%		1,178,344
Rio Tinto Finance USA PLC
1.375% due 06/17/16	620		620
Russell U.S. Cash Management Fund	145,934,882	(8)	145,935
Shell International Finance BV
0.531% due 11/15/16 (Ê)	1,825		1,823
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/16 (ç)	805		805
Total Capital International SA
0.707% due 08/12/16 (ç)(~)	885		885
Toyota Auto Receivables Owner Trust
Series 2013-A Class A3
0.550% due 01/17/17	71		71
Toyota Motor Credit Corp.
0.381% due 09/23/16 (Ê)	65		65
United States Treasury Bills
0.276% due 02/25/16 (ç)(~)	10		10
0.183% due 04/07/16 (ç)(~)	20		20
0.194% due 04/07/16 (ç)(~)	3,505		3,503
0.215% due 04/07/16 (ç)(~)	80		80
0.233% due 04/07/16 (ç)(~)	7,715		7,711
0.307% due 04/28/16 (ç)(~)	1,375		1,374
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/16	2,048		2,039
2.500% due 07/15/16	1,305		1,323

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 195

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.2%
Antalis SA	01/26/16	400,000	100.00	400	400
LMA Americas LLC	01/29/16	300,000	100.00	300	300
Private Export Funding Corp.	01/25/16	700,000	99.73	698	698
Victory Receivables Corp.	01/13/16	750,000	99.98	750	750
					2,148
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

196 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of		Notional	Expiration	(Depreciation)
		Contracts		Amount	Date	$
Long Positions
United States 2 Year Treasury Note Futures		83	USD	18,146	03/16	82
United States 5 Year Treasury Note Futures		198	USD	23,893	03/16	383
United States 10 Year Treasury Note Futures		158	USD	20,473	03/16	496
United States Long Bond Futures		43	USD	6,924	03/16	286
United States Ultra Bond Futures		26	USD	4,321	03/16	215
Short Positions
United States 5 Year Treasury Note Futures		70	USD	8,447	03/16	(144)
United States 10 Year Treasury Note Futures		296	USD	38,355	03/16	(338)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						980

Options Written

Transactions in options written contracts for the period ended January 31, 2016 were as follows:
		Number of		Premiums
		Contracts		Received
Outstanding October 31, 2015			1	$159
Opened			—	—
Closed			(1)	(159)
Expired			—	—
Outstanding January 31, 2016			—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold			Bought	Settlement Date	$
Bank of America	USD	37	BRL	147	02/19/16	—
Bank of America	USD	42	BRL	172	02/19/16	1
Bank of America	USD	1,018	BRL	4,017	02/19/16	(19)
Bank of America	USD	11	CZK	268	02/19/16	—
Bank of America	USD	57	CZK	1,406	02/19/16	(1)
Bank of America	USD	4	IDR	62,035	02/19/16	—
Bank of America	USD	39	IDR	554,873	02/19/16	2
Bank of America	USD	1,014	IDR	14,415,627	02/19/16	37
Bank of America	USD	65	KRW	77,155	02/19/16	(2)
Bank of America	USD	70	KRW	85,824	02/19/16	1
Bank of America	USD	2,087	KRW	2,454,779	02/19/16	(58)
Bank of America	USD	28	PEN	95	02/19/16	—
Bank of America	USD	31	PEN	105	02/19/16	(1)
Bank of America	USD	1,039	PEN	3,522	02/19/16	(27)
Bank of America	USD	46	PLN	181	02/19/16	(1)
Bank of America	USD	46	PLN	187	02/19/16	(1)
Bank of America	USD	70	RUB	4,998	02/19/16	(4)
Bank of America	USD	102	RUB	8,020	02/19/16	4
Bank of America	USD	1,022	RUB	69,893	02/19/16	(101)
Bank of America	USD	16	SGD	22	02/19/16	—
Bank of America	USD	58	SGD	83	02/19/16	1
Bank of America	USD	28	TRY	85	02/19/16	1

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 197

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in  thousands

							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
	Counterparty		Sold		Bought	Settlement Date	$
Bank of America		USD	51	TRY	155	02/19/16	1
Bank of America		USD	55	TRY	169	02/19/16	2
Bank of America		USD	103	TRY	310	02/19/16	2
Bank of America		AUD	2,643	USD	1,865	02/29/16	(3)
Bank of America		CZK	535	USD	22	02/19/16	—
Bank of America		CZK	703	USD	29	02/19/16	—
Bank of America		HKD	105	USD	14	02/19/16	—
Bank of America		HKD	119	USD	15	02/19/16	—
Bank of America		HUF	2,981	USD	10	02/19/16	—
Bank of America		HUF	5,663	USD	20	02/19/16	—
Bank of America		IDR	124,071	USD	9	02/19/16	—
Bank of America		IDR	1,109,747	USD	77	02/19/16	(3)
Bank of America		IDR	28,831,255	USD	2,028	02/19/16	(75)
Bank of America		INR	1,737	USD	25	02/19/16	—
Bank of America		INR	2,753	USD	41	02/19/16	—
Bank of America		INR	140,792	USD	2,102	02/19/16	34
Bank of America		PHP	1,785	USD	37	02/19/16	—
Bank of America		PHP	1,951	USD	40	02/19/16	—
Bank of America		PHP	99,615	USD	2,096	02/19/16	14
Bank of America		PLN	91	USD	23	02/19/16	1
Bank of America		PLN	93	USD	23	02/19/16	—
Bank of America		RUB	9,997	USD	140	02/19/16	8
Bank of America		RUB	16,041	USD	204	02/19/16	(7)
Bank of America		RUB	139,786	USD	2,044	02/19/16	200
Bank of America		TWD	578	USD	18	02/19/16	—
Bank of America		TWD	1,099	USD	32	02/19/16	—
Bank of America		TWD	34,640	USD	1,053	02/19/16	19
Barclays		USD	1,891	CAD	2,683	03/18/16	24
Barclays		NOK	7,989	SEK	7,852	03/18/16	(4)
BNP Paribas		USD	7,218	ILS	28,520	02/19/16	(15)
BNP Paribas		CHF	1,829	USD	1,820	02/19/16	34
BNP Paribas		CHF	3,658	USD	3,641	02/19/16	68
BNP Paribas		CHF	7,315	USD	7,281	02/19/16	136
Citibank		USD	2,892	JPY	342,393	03/18/16	(61)
Citibank		USD	1,024	NOK	8,944	03/18/16	6
Goldman Sachs		AUD	5,007	USD	3,489	03/18/16	(47)
Goldman Sachs		NZD	1,421	USD	915	03/18/16	(3)
Goldman Sachs		NZD	4,333	USD	2,798	03/18/16	(1)
HSBC		HKD	8,213	USD	1,060	02/19/16	4
JPMorgan Chase		CAD	2,659	USD	1,903	03/18/16	5
JPMorgan Chase		EUR	1,174	NOK	11,113	03/18/16	6
Royal Bank of Canada		USD	2,120	CZK	53,279	02/19/16	17
Royal Bank of Canada		USD	2,099	PLN	8,338	02/19/16	(56)
Royal Bank of Canada		USD	2,110	SGD	3,011	02/19/16	3
Royal Bank of Canada		USD	1,028	TRY	3,038	02/19/16	(5)
Royal Bank of Canada		USD	2,055	TRY	6,076	02/19/16	(10)
Royal Bank of Canada		CZK	26,640	USD	1,060	02/19/16	(8)
Royal Bank of Canada		HUF	307,334	USD	1,055	02/19/16	(15)
Royal Bank of Canada		PLN	4,169	USD	1,050	02/19/16	28
Standard Chartered		USD	3,639	EUR	3,340	02/19/16	(19)
Standard Chartered		USD	3,654	JPY	428,665	02/19/16	(112)
Standard Chartered		USD	7,308	JPY	857,329	02/19/16	(224)
Standard Chartered		DKK	12,463	USD	1,819	02/19/16	10
Standard Chartered		DKK	24,925	USD	3,639	02/19/16	19
State Street		USD	1,778	AUD	2,590	02/19/16	54
State Street		USD	3,558	CAD	5,167	02/19/16	130
State Street		USD	1,791	NOK	15,953	02/19/16	46
State Street		USD	1,777	NZD	2,762	02/19/16	10

See accompanying notes which are an integral part of this quarterly report.

198 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
State Street	CAD	10,334	USD	7,117	02/19/16	(260)
State Street	NOK	31,905	USD	3,582	02/19/16	(93)
State Street	NOK	63,810	USD	7,163	02/19/16	(185)
State Street	SEK	15,442	USD	1,800	02/19/16	—
UBS	USD	916	JPY	108,386	03/18/16	(20)
UBS	EUR	493	NOK	4,672	03/18/16	3
UBS	SEK	7,881	USD	922	03/18/16	3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(507)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty		Amount		Date	$
Long Reference Entity
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	BNP Paribas		USD	9,943	02/25/16	171
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Merrill Lynch		USD	5,000	04/04/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Merrill Lynch		USD	18,870	04/04/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Merrill Lynch		USD	7,000	04/04/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Merrill Lynch		USD	10,925	04/04/16	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	UBS		USD	12,926	02/25/16	198
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)						369

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 month LIBOR rate plus a fee ranging from 0.23% to 0.42%.

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$
Barclays	USD	695	Three Month LIBOR	2.417%			11/15/27	(105)
Barclays	USD	695	Three Month LIBOR	2.481%			11/15/27	(113)
Citigroup	USD	1,390	Three Month LIBOR	2.714%			08/15/42	(133)
Citigroup	USD	1,060	Three Month LIBOR	3.676%			11/15/43	(324)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)								(675)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity			Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index		Goldman Sachs		USD	12,000	1.000%	12/20/20	(3)
iTraxx Europe Index		Goldman Sachs		EUR	11,000	1.000%	12/20/20	46
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($50)								43
I

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 199

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$91,487	$—	$91,487
Corporate Bonds and Notes	—	281,233	508	281,741
International Debt	—	62,738	1,264	64,002
Loan Agreements	—	520	—	520
Mortgage-Backed Securities	—	393,018	1,811	394,829
Municipal Bonds	—	8,456	—	8,456
Non-US Bonds	—	1,849	—	1,849
United States Government Agencies	—	49,678	—	49,678
United States Government Treasuries	—	195,915	—	195,915
Preferred Stocks	1,954	—	—	1,954
Short-Term Investments	—	208,442	—	208,442
Total Investments	1,954	1,293,336	3,583	1,298,873

Other Financial Instruments
Futures Contracts	980	—	—	980
Foreign Currency Exchange Contracts	—	(507)	—	(507)
Total Return Swap Contracts	—	369	—	369
Interest Rate Swap Contracts	—	(675)	—	(675)
Credit Default Swap Contracts	—	43	—	43
Total Other Financial Instruments*	$980	$(770)	$—	$210

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

200 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 91.3%			Drive Auto Receivables Trust
Asset-Backed Securities - 8.7%			Series 2015-DA Class A2B
Ally Auto Receivables Trust			1.201% due 06/15/18 (Ê)(Þ)	1,478	1,478
Series 2014-2 Class A2			Education Loan Asset-Backed Trust I

0.680% due 07/17/17	698	698	Series 2013-1 Class B1
Ally Master Owner Trust			1.427% due 11/25/33 (Ê)(Þ)	2,608	2,437
Series 2013-1 Class A2			Equity One Mortgage Pass-Through Trust

1.000% due 02/15/18	615	615	Series 2003-4 Class M1
AmeriCredit Automobile Receivables			5.243% due 10/25/34	227	218
Trust			Exeter Automobile Receivables Trust
Series 2013-1 Class B			Series 2014-1A Class A
1.070% due 03/08/18	2,092	2,091	1.290% due 05/15/18 (Þ)	293	293
Series 2013-2 Class B			Series 2014-3A Class A
1.190% due 05/08/18	2,325	2,324	1.320% due 01/15/19 (Þ)	1,607	1,602
Series 2014-1 Class A3			Federal Home Loan Mortgage Corp.
0.900% due 02/08/19	663	662	Structured Pass Through Securities
			Series 2000-30 Class A5

Series 2015-1 Class A2A			7.120% due 12/25/30	1,981	2,089
0.770% due 04/09/18	591	590	Ford Credit Auto Owner Trust
Series 2015-2 Class A2A
0.830% due 09/10/18	2,300	2,295	Series 2012-B Class A4	193	193
			1.000% due 09/15/17
ARI Fleet Lease Trust			Series 2015-A Class A3
Series 2013-A Class A3
			1.280% due 09/15/19	1,135	1,137
0.920% due 07/15/21 (Þ)	1,669	1,667	GM Financial Automobile Leasing Trust
Bank of The West Auto Trust			Series 2015-3 Class A3
Series 2014-1 Class A3
			1.690% due 03/20/19	1,950	1,953
1.090% due 03/15/19 (Þ)	2,175	2,170	Hertz Fleet Lease Funding, LP
Series 2015-1 Class A3
1.310% due 10/15/19 (Þ)	2,545	2,534	Series 2013-3 Class C	2,240	2,241
			1.616% due 12/10/27 (Ê)(Þ)
Capital Auto Receivables Asset Trust			Series 2014-1 Class C
Series 2013-1 Class B
			1.316% due 04/10/28 (Ê)(Þ)	1,475	1,473
1.290% due 04/20/18	1,665	1,663	Honda Auto Receivables Owner Trust
Series 2014-1 Class A2
0.960% due 04/20/17	243	243	Series 2014-4 Class A3	2,950	2,947
			0.990% due 09/17/18
CarFinance Capital Auto Trust			Huntington Auto Trust
Series 2014-1A Class A
1.460% due 12/17/18 (Þ)	439	439	Series 2015-1 Class A3	1,920	1,918
			1.240% due 09/16/19
CCG Receivables Trust			Hyundai Auto Receivables Trust
Series 2013-1 Class A2
1.050% due 08/14/20 (Þ)	106	106	Series 2015-A Class A2	606	605
			0.680% due 10/16/17
Series 2014-1 Class A2			IndyMac Home Equity Loan Trust
1.060% due 11/15/21 (Þ)	648	646	Series 2004-2 Class A
Chesapeake Funding LLC			0.290% due 09/28/36 (Ê)	13	13
Series 2012-2A Class A			JCP&L Transition Funding LLC
0.719% due 05/07/24 (Ê)(Þ)	1,387	1,386	Series 2002-A Class A4
Series 2012-2A Class C			6.160% due 06/05/19	76	78
1.819% due 05/07/24 (Ê)(Þ)	2,695	2,695	John Deere Owner Trust
Countrywide Asset-Backed Certificates			Series 2015-B Class A3
Series 2006-S10 Class A2			1.440% due 10/15/19	1,440	1,440
0.407% due 10/25/36 (Ê)	310	309	MSCC Heloc Trust
Series 2007-4 Class A2			Series 2007-1 Class A
5.375% due 04/25/47	145	158	0.270% due 12/25/31 (Ê)	649	630
CPS Auto Receivables Trust			Nissan Auto Receivables Owner Trust
Series 2014-D Class A			Series 2014-A Class A3
1.490% due 04/15/19 (Þ)	1,988	1,974	0.720% due 08/15/18	1,620	1,617
DRB Prime Student Loan Trust			Prestige Auto Receivables Trust
Series 2015-D Class A2			Series 2014-1A Class A3
3.200% due 01/25/40 (Þ)	1,801	1,784	1.520% due 04/15/20 (Þ)	1,300	1,297

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 201

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Renaissance Home Equity Loan Trust			6.150% due 08/28/17	1,200	1,279
Series 2005-4 Class A3			American Express Credit Corp.
5.565% due 02/25/36	63	62	1.125% due 06/05/17	2,335	2,324
Santander Drive Auto Receivables Trust			American Honda Finance Corp.
Series 2012-5 Class C
			1.500% due 09/11/17 (Þ)	1,400	1,406
2.700% due 08/15/18	3,313	3,329
Series 2013-1 Class B			1.500% due 03/13/18	725	726

1.160% due 01/15/19	196	196	American International Group, Inc.
Series 2013-2 Class B			5.850% due 01/16/18	2,830	3,024

1.330% due 03/15/18	1,463	1,464	American Tower Corp.
Series 2014-1 Class A3			3.300% due 02/15/21	745	748
0.870% due 01/16/18	1	1	American Tower Trust I
			Series 2013-13 Class 1A
Series 2014-4 Class B
			1.551% due 03/15/18 (Þ)	1,165	1,147
1.820% due 05/15/19	1,020	1,023	Anheuser-Busch InBev Finance, Inc.
Series 2015-4 Class A3
			1.900% due 02/01/19	5,060	5,069
1.580% due 09/16/19	710	711	Anheuser-Busch InBev Worldwide, Inc.
SLM Private Education Loan Trust
Series 2010-A Class 2A			1.375% due 07/15/17	1,487	1,487
3.676% due 05/16/44 (Ê)(Þ)	2,021	2,086	7.750% due 01/15/19	735	851
Series 2011-A Class A1			Assurant, Inc.
1.167% due 10/15/24 (Ê)(Þ)	385	386	2.500% due 03/15/18	1,025	1,030
SLM Student Loan Trust			AT&T, Inc.
Series 2014-A Class A1			1.700% due 06/01/17	1,485	1,488
0.761% due 07/15/22 (Ê)(Þ)	1,398	1,388	5.500% due 02/01/18	3,262	3,493
SMB Private Education Loan Trust			Bank of America Corp.
Series 2015-A Class A3			1.700% due 08/25/17	2,825	2,824
1.926% due 02/17/32 (Ê)(Þ)	1,995	1,895
			2.000% due 01/11/18	2,230	2,222
SoFi Professional Loan Program LLC			Bank of New York Mellon Corp. (The)
Series 2014-B Class A2

2.550% due 08/27/29 (Þ)	1,344	1,345	Series G
SunTrust Auto Receivables Trust			2.200% due 05/15/19	575	579
Series 2015-1A Class A2			BB&T Corp.
0.990% due 06/15/18 (Þ)	2,167	2,167	2.250% due 02/01/19	1,070	1,082
Tidewater Auto Receivables Trust			Biogen, Inc.
Series 2014-AA Class A3			2.900% due 09/15/20	1,690	1,702
1.400% due 07/15/18 (Þ)	1,370	1,368	Capital One Bank USA NA
Toyota Auto Receivables Owner Trust			Series BKNT
Series 2015-A Class A2			1.300% due 06/05/17	950	947
0.710% due 07/17/17	580	580	Capital One Financial Corp.
		70,709	2.450% due 04/24/19	1,530	1,532
Corporate Bonds and Notes - 20.5%			Capital One NA
AbbVie, Inc.			Series BKNT
1.750% due 11/06/17	1,878	1,876	1.650% due 02/05/18	1,380	1,370
			Cardinal Health, Inc.
2.500% due 05/14/20	730	724
Aflac, Inc.			1.950% due 06/15/18	1,065	1,062
			Caterpillar Financial Services Corp.
2.650% due 02/15/17	1,120	1,140	Series GMTN
Air Lease Corp.
			1.700% due 06/16/18	1,300	1,303
2.125% due 01/15/18	1,095	1,080	CCO Safari II LLC
Albemarle Corp.
Series 5YR			4.464% due 07/23/22 (Þ)	1,080	1,082
			Chevron Corp.
3.000% due 12/01/19	845	839
Ally Financial, Inc.			1.718% due 06/24/18	615	614
			Citigroup, Inc.
5.500% due 02/15/17	2,595	2,627
Amazon.com, Inc.			1.850% due 11/24/17	2,890	2,888
			Compass Bank
2.600% due 12/05/19	2,245	2,291	Series BKNT
American Express Co.
			6.400% due 10/01/17	2,030	2,143

See accompanying notes which are an integral part of this quarterly report.

202 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ConocoPhillips Co.			2.450% due 10/05/17 (Þ)	2,245	2,249
1.500% due 05/15/18	1,395	1,337	HP, Inc.
Coventry Health Care, Inc.			4.375% due 09/15/21	1,190	1,200
5.950% due 03/15/17	775	813	HSBC USA, Inc.
Credit Suisse NY			2.000% due 08/07/18	955	954
Series GMTN			Huntington National Bank (The)
1.375% due 05/26/17	2,320	2,312	2.200% due 11/06/18	830	831
Crown Castle Towers LLC			Informatica Corp. Term Loan
6.113% due 01/15/20 (Þ)	1,410	1,550	4.500% due 06/03/22 (Ê)	998	951
CVS Health Corp.			Intel Corp.
2.800% due 07/20/20	1,335	1,357	1.350% due 12/15/17	685	688
Daimler Finance NA LLC			International Bank for Reconstruction &
1.375% due 08/01/17 (Þ)	1,165	1,158	Development
DCP Midstream Operating, LP			Series GDIF
2.500% due 12/01/17	1,680	1,512	0.625% due 05/02/17	1,510	1,497

Devon Energy Corp.			International Business Machines Corp.
2.250% due 12/15/18	970	839	5.700% due 09/14/17	560	600
Ecolab, Inc.			International Lease Finance Corp.
4.350% due 12/08/21	1,645	1,785	3.875% due 04/15/18	800	792
EnLink Midstream Partners, LP			IPALCO Enterprises, Inc.
2.700% due 04/01/19	1,405	1,095	5.000% due 05/01/18	300	313
ERAC USA Finance LLC			JPMorgan Chase & Co.
2.800% due 11/01/18 (Þ)	2,075	2,101	1.350% due 02/15/17	1,740	1,740
Exelon Corp.			1.625% due 05/15/18	700	696
2.850% due 06/15/20	1,120	1,121	Kinder Morgan Energy Partners, LP
First Data Corp.			5.300% due 09/15/20	460	455
Series 2022
			3.500% due 03/01/21	450	398
4.177% due 07/10/22 (Ê)	1,000	980	Kraft Heinz Foods Co.
Ford Motor Credit Co. LLC
			2.800% due 07/02/20 (Þ)	1,610	1,621
4.250% due 02/03/17	2,460	2,512
			4.875% due 02/15/25 (Þ)	1,335	1,428
1.724% due 12/06/17	400	394	Lehman Brothers Holdings Capital Trust
2.551% due 10/05/18	925	919	VII
Forest Laboratories LLC			5.857% due 11/29/49 (ƒ)(Ø)	270	—
5.000% due 12/15/21 (Þ)	940	1,030	Lockheed Martin Corp.
Freeport-McMoRan, Inc.			2.500% due 11/23/20	735	741
4.000% due 11/14/21	580	257	Marathon Oil Corp.
General Electric Co.			2.700% due 06/01/20	985	756
5.250% due 12/06/17	1,385	1,485	McGraw Hill Financial, Inc.
General Mills, Inc.			Series WI
1.400% due 10/20/17	2,670	2,670	3.300% due 08/14/20	470	482
			Medtronic, Inc.
5.650% due 02/15/19	985	1,091	Series WI
General Motors Financial Co., Inc.
			2.500% due 03/15/20	1,525	1,549
2.400% due 04/10/18	1,010	999	Merck & Co., Inc.
Gilead Sciences, Inc.
			3.875% due 01/15/21	835	902
2.550% due 09/01/20	1,425	1,443	MetLife, Inc.
Goldman Sachs Group, Inc. (The)
			1.756% due 12/15/17	1,130	1,132
2.625% due 01/31/19	2,865	2,886	Metropolitan Life Global Funding I

2.600% due 04/23/20	2,220	2,209	1.950% due 12/03/18 (Þ)	755	757
Halliburton Co.			Morgan Stanley
2.700% due 11/15/20	1,470	1,436	2.200% due 12/07/18	2,795	2,816
Harley-Davidson Financial Services, Inc.
			2.450% due 02/01/19	1,790	1,796
2.250% due 01/15/19 (Þ)	515	519
Hess Corp.			2.650% due 01/27/20	790	791
1.300% due 06/15/17	565	548	2.800% due 06/16/20	1,160	1,164
Hewlett Packard Enterprise Co.			MUFG Americas Holdings Corp.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 203

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.250% due 02/10/20	1,040	1,030	UnitedHealth Group, Inc.
Mylan NV			2.700% due 07/15/20	865	885
3.000% due 12/15/18 (Þ)	700	701	Verizon Communications, Inc.
3.750% due 12/15/20 (Þ)	700	708	2.086% due 09/14/18 (Ê)	100	102
Mylan, Inc.			3.650% due 09/14/18	365	382
2.550% due 03/28/19	985	980	4.500% due 09/15/20	3,125	3,384
PepsiCo, Inc.			Wachovia Corp.
5.000% due 06/01/18	1,050	1,137	5.750% due 06/15/17	1,410	1,491
Pharmaceutical Product Development			Wal-Mart Stores, Inc.
LLC			1.950% due 12/15/18	920	940
4.250% due 08/18/22 (Ê)	995	975	Williams Partners, LP
Phillips 66 Partners, LP			4.125% due 11/15/20	652	505
2.646% due 02/15/20	1,175	1,115	XTO Energy, Inc.
PNC Bank NA			6.250% due 08/01/17	900	967
Series BKNT

1.850% due 07/20/18	1,360	1,364	ZFS Finance USA Trust II
			6.450% due 12/15/65 (Þ)	1,335	1,337
Pricoa Global Funding I

1.350% due 08/18/17 (Þ)	3,600	3,582	ZFS Finance USA Trust V
			6.500% due 05/09/37 (Þ)	325	327
Principal Life Global Funding II
					167,204
1.500% due 09/11/17 (Þ)	1,175	1,176	International Debt - 5.7%
Private Export Funding Corp.			AP NMT Acquisition BV 1st Lien Term
Series FF			Loan
1.375% due 02/15/17	1,460	1,466	6.750% due 08/13/21 (Ê)	494	428
PSEG Power LLC			Arbor Realty Collateralized Loan
2.450% due 11/15/18	1,150	1,156	Obligation, Ltd.
Quebecor World Capital Corp.			Series 2014-1A Class A
4.875% due 01/02/49 (Þ)(Ø)	205	—	2.176% due 05/15/24 (Ê)(Þ)	1,915	1,898
			Series 2014-1A Class B
6.125% due 11/15/49 (Ø)	70	—
QVC, Inc.			4.667% due 05/15/24 (Ê)(Þ)	1,240	1,240
			ArcelorMittal
3.125% due 04/01/19	2,925	2,901
Reynolds American, Inc.			6.125% due 06/01/18	660	601
			AstraZeneca PLC
3.250% due 06/12/20	2,720	2,790
SABMiller Holdings, Inc.			2.375% due 11/16/20	920	923
			Avago Technologies Cayman, Ltd.
3.750% due 01/15/22 (Þ)	2,360	2,446
Samsung Electronics America, Inc.			3.750% due 05/06/21 (Ê)	1,393	1,391
			Avago Technologies Cayman, Ltd. Term
1.750% due 04/10/17 (Þ)	895	897	Loan B
SBA Tower Trust
Series 2014-1A Class C			3.750% due 11/06/22	2,632	2,588
			Barclays PLC
2.898% due 10/15/19 (Þ)	1,415	1,419
Southern Co. (The)			2.000% due 03/16/18	1,155	1,154

2.150% due 09/01/19	520	517	3.250% due 01/12/21	1,045	1,050
Southern Power Co.			BP Capital Markets PLC
Series 15A			1.375% due 05/10/18	505	496
1.500% due 06/01/18	1,075	1,061	Braskem Finance, Ltd.
Thermo Fisher Scientific, Inc.			7.000% due 05/07/20 (Þ)	780	776
1.300% due 02/01/17	1,040	1,037	British Telecommunications PLC
Thomson Reuters Corp.			5.950% due 01/15/18	545	588
6.500% due 07/15/18	685	753	Burger King
Time Warner, Inc.			3.750% due 12/12/21 (Ê)	1,322	1,313

4.750% due 03/29/21	527	568	Canadian Imperial Bank of Commerce
Toyota Motor Credit Corp.			1.550% due 01/23/18	1,499	1,493
Series GMTN			Credit Suisse Group Funding Guernsey,

0.746% due 07/13/18 (Ê)	2,335	2,325	Ltd.
UBS AG			3.125% due 12/10/20 (Þ)	1,315	1,319
Series BKNT			Delta 2 Lux Sarl Covenant-Lite Lien
			Term Loan B
5.875% due 12/20/17	1,040	1,124

See accompanying notes which are an integral part of this quarterly report.

204 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.750% due 07/29/22 (Ê)	250	207	5.750% due 09/02/21	990	954
Delta 2 Lux Sarl Covenant-Lite Term			Vale Overseas, Ltd.
Loan B3			4.625% due 09/15/20	540	431
4.750% due 07/30/21 (Ê)	1,250	1,175	Virgin Media Investment Holdings, Ltd.
Deutsche Telekom International Finance			Term Loan F
BV			3.500% due 06/30/23 (Ê)	505	494
2.250% due 03/06/17 (Þ)	2,295	2,313	Weatherford International, Ltd.
Ensco PLC			5.125% due 09/15/20	90	64
4.700% due 03/15/21	585	389			46,718
Expro Financial Services SARL Term			Loan Agreements - 12.4%
Loan B			ABG Intermediate Holdings 2, LLC 1st
5.750% due 09/02/21 (Ê)	790	463	Lien Term Loan
ING Bank NV			5.500% due 05/27/21 (Ê)	464	453
3.750% due 03/07/17 (Þ)	2,220	2,275	Ability Network, Inc. 1st Lien Term Loan
Mallinckrodt International Finance SA
			6.000% due 05/14/21 (Ê)	985	967
Covenant-Lite Term Loan B			Accudyne Industries Borrower SCA Term
3.250% due 03/19/21	1,235	1,189	Loan
Mood Media Corp. Term Loan			4.000% due 12/13/19 (Ê)	925	769
7.000% due 05/01/19 (Ê)	983	927	Albertson's Holdings LLC Covenant-Lite
Noble Holding International, Ltd.			Term Loan B4
2.500% due 03/15/17	610	537	5.500% due 08/25/21 (Ê)	1,241	1,212
			Alvogen Pharmaceutical US, Inc. Term
4.000% due 03/16/18	595	474	Loan
Perrigo Co. PLC
			6.000% due 04/02/22 (Ê)	739	719
2.300% due 11/08/18	745	738	American Airlines, Inc. Term Loan
Petroleos Mexicanos
			3.250% due 05/21/20 (Ê)	1,490	1,461
5.500% due 02/04/19 (Þ)	1,290	1,308	American Commercial Lines LLC Term
3.500% due 07/23/20 (Þ)	265	245	Loan B
Rio Tinto Finance USA PLC			1.000% due 11/06/20 (v)	891	779
2.250% due 12/14/18	770	747	Ancestry.com Inc. Term Loan B
Royal Bank of Scotland Group PLC			5.000% due 08/17/22	1,975	1,950

1.875% due 03/31/17	3,075	3,057	AP Gaming I LLC 1st Lien Term Loan B
4.700% due 07/03/18	1,855	1,922	9.250% due 12/20/20 (Ê)	496	465
Shell International Finance BV			Arctic Glacier USA, Inc. Covenant-Lite
			Term Loan
2.125% due 05/11/20	2,050	2,007
SkillsSoft Corp. Covenant-Lite Term			6.000% due 05/13/19 (Ê)	496	476
Loan			AssuredPartners, Inc. 1st Lien Term
			Loan
5.750% due 04/28/21 (Ê)	741	540	Series 2015
Sky PLC
			5.750% due 10/21/22 (Ê)	357	351
6.100% due 02/15/18 (Þ)	1,145	1,234	Asurion LLC Term Loan B4
SMART ABS Series Trust
Series 2015-3US Class A3A			5.000% due 08/04/22 (Ê)	498	454
			Asurion LLC Covenant-Lite 2nd Lien
1.660% due 08/14/19	865	864	Term Loan
Teck Resources, Ltd.			8.500% due 03/03/21 (Ê)	500	421
3.000% due 03/01/19	180	113	Asurion LLC Covenant-Lite Term Loan
4.500% due 01/15/21	445	244	B1
Toronto-Dominion Bank (The)			5.000% due 05/24/19 (Ê)	486	457
Series GMTN			Asurion LLC Covenant-Lite Term Loan

2.500% due 12/14/20	990	998	B2
Total Capital Canada, Ltd.			4.250% due 07/08/20 (Ê)	982	895

1.450% due 01/15/18	975	970	Avaya, Inc. Term Loan B7
Trade MAPS 1, Ltd.			6.250% due 05/29/20 (Ê)	991	662
Series 2013-1A Class A			B&G Foods, Inc. Term Loan B

1.124% due 12/10/18 (Ê)(Þ)	2,190	2,177	Series 2015
Transocean, Inc.			3.750% due 10/05/22 (Ê)	1,000	997
			BioScrip, Inc. Covenant-Lite 1st Lien
6.500% due 11/15/20	670	404	Term Loan B
Travelport Finance Sarl Term Loan B

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 205

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.500% due 07/31/20 (Ê)	78	70	Eco Services Operations LLC 1st Lien
			Term Loan B

BioScrip, Inc. Covenant-Lite Term Loan			4.750% due 12/01/21 (Ê)	495	483
6.500% due 07/31/20 (Ê)	47	42	Emerald Performance Materials LLC

BMC Software Finance, Inc. Term Loan			Covenant-Lite 2nd Lien Term Loan	250	235
5.000% due 09/10/20 (Ê)	997	796	7.750% due 08/01/22 (Ê)
BWAY Holding Co. Covenant-Lite Term

Loan B			Emerald US, Inc. Term Loan B1
			5.000% due 05/09/21	1,000	900
5.500% due 08/14/20 (Ê)	1,478	1,384
Camping World, Inc. Covenant-Lite 1st			EnergySolutions LLC Term Loan
Lien Term Loan B			6.750% due 05/29/20 (Ê)	938	778
5.250% due 02/20/20 (Ê)	931	915	Entegris, Inc. 1st Lien Term Loan B
Cengage Learning Acquisitions, Inc.			3.500% due 04/30/21 (Ê)	356	352
Covenant-Lite 1st Lien Term Loan			Fitness International LLC Covenant-Lite
7.000% due 03/31/20 (Ê)	960	934	Term Loan B
Checkout Holding Corp. Covenant-Lite			5.500% due 07/01/20 (Ê)	493	464
1st Lien Term Loan B			FPC Holdings, Inc. 1st Lien Term Loan
4.500% due 04/09/21 (Ê)	985	767	5.250% due 11/27/19 (Ê)	496	343
Chrysler Group LLC 1st Lien Term			FULLBEAUTY Brands, Inc. 1st Lien
Loan B			Term Loan
3.250% due 12/31/18 (Ê)	1,969	1,953	5.750% due 09/22/22	500	468
CHS/Community Health Systems, Inc.			GCI Holdings, Inc. Term B Loan
1st Lien Term Loan G
			4.000% due 02/02/22 (Ê)	993	983
3.750% due 12/31/19 (Ê)	607	582	GENEX Holdings, Inc. 1st Lien Term
Cincinnati Bell, Inc. 1st Lien Term			Loan
Loan B
			5.250% due 05/30/21 (Ê)	987	953
4.000% due 09/10/20 (Ê)	238	229	GENEX Holdings, Inc. 2nd Lien Term
Communications Sales & Leasing, Inc.			Loan
Covenant-Lite Term Loan B
			8.750% due 05/30/22 (Ê)	250	235
5.000% due 10/16/22 (Ê)	1,493	1,397	Getty Images, Inc. Covenant-Lite Term
Community Health Systems, Inc. Term			Loan B
Loan H
			4.750% due 10/18/19 (Ê)	987	637
4.000% due 01/27/21 (Ê)	1,116	1,073	Global Healthcare Exchange LLC Term
Computer Sciences Government Services			Loan B
Term Loan B
			5.500% due 08/05/22	998	989
3.750% due 10/27/22	1,000	998	Go Daddy Operating Co. LLC Term Loan
Compuware Corp. 1st Lien Term Loan B1
			4.250% due 05/13/21 (Ê)	985	978
6.250% due 12/15/19 (Ê)	950	870	GOBP Holdings, Inc. Covenant-Lite
Consolidated Communications, Inc. Term			Term Loan B
Loan B
			4.750% due 10/21/21 (Ê)	728	693
4.250% due 12/23/20 (Ê)	982	974	Gray Television, Inc. Term Loan B
ConvergeOne Holdings Corp. Covenant-
Lite 1st Lien Term Loan			3.750% due 06/13/21 (Ê)	890	881
			GTCR Valor Cos., Inc. 1st Lien Term
6.000% due 06/17/20 (Ê)	985	962	Loan
CPI Card Group, Inc. Covenant-Lite
Term Loan B			6.000% due 05/30/21 (Ê)	987	978
			Harland Clarke Holdings Corp.
6.750% due 08/17/22 (Ê)	718	703	Covenant-Lite Term Loan B4
Creative Artists Agency LLC Covenant-
Lite Term Loan B			6.000% due 08/04/19 (Ê)	1,434	1,343
			Hawaiian Telcom Communications, Inc.
5.500% due 12/17/21 (Ê)	991	987	Term Loan B
Crowne Group LLC 1st Lien Term Loan
			5.000% due 06/06/19 (Ê)	1,237	1,224
6.000% due 09/30/20	494	469	Hertz Corp. Term Loan B1
Dell International LLC Term Loan B2
			3.750% due 03/11/18 (Ê)	982	979
4.000% due 04/29/20 (Ê)	1,992	1,986	Hilton Worldwide Finance LLC Term
Delta Air Lines, Inc. Term Loan B			Loan
3.250% due 08/12/22	998	995	3.500% due 10/25/20 (Ê)	251	250

Dollar Tree, Inc. 1st Lien Term Loan B1			Indigo Merger Sub I, Inc. 1st Lien Term
3.500% due 03/09/22 (Ê)	346	345	Loan

Eastman Kodak Co. 1st Lien Term Loan			4.750% due 07/08/21 (Ê)	985	953
7.250% due 09/03/19 (Ê)	982	832

See accompanying notes which are an integral part of this quarterly report.

206 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Intrawest Operations Group, LLC Term Loan					Numericable US LLC Term Loan B2
IPC Corp. 2nd Lien Term Loan					4.500% due 05/21/20 (Ê)	689	662

4.750% due 12/09/20 (Ê)		724		704	NVA Holdings, Inc. 2nd Lien Term Loan	250	242
					8.000% due 08/14/22 (Ê)
10.500% due 02/06/22 (Ê)		500		400	Ocwen Loan Servicing LLC Term Loan B
J Crew Group, Inc. Covenant-Lite Term
Loan B					5.500% due 02/15/18 (Ê)	851	849
					Petco Animal Supplies, Inc. Term Loan
4.000% due 03/05/21 (Ê)		496		335
Lannett Co. Inc. Term Loan A					1.000% due 01/11/23 (v)	393	384
					PetSmart, Inc. Term Loan B
5.750% due 10/27/20		750		698
Las Vegas Sands LLC 1st Lien Term					4.250% due 03/10/22 (Ê)	995	963
Loan B					PGX Holdings, Inc. Covenant-Lite 1st
					Lien Term Loan
3.250% due 12/19/20 (Ê)		995		989
					5.750% due 08/21/20 (Ê)	477	473

Level 3 Financing, Inc. Term Loan B2					Pinnacle Foods Finance LLC Term Loan
3.500% due 05/31/22 (Ê)		750		738	H
LTS Buyer LLC Term Loan					3.000% due 04/29/20 (Ê)	995	982
4.000% due 04/13/20 (Ê)		995		974	PowerTeam Services, LLC Covenant-Lite
MacDermid, Inc. 1st Lien Term Loan					2nd Lien Term Loan
4.500% due 06/07/20 (Ê)		799		739	8.250% due 11/06/20 (Ê)	500	468
Match Group, Inc. Term Loan V1					Pre-Paid Legal Services, Inc. 2nd Lien

5.500% due 11/16/22 (Ê)		813		809	Term Loan
MCC Iowa LLC Term Loan H					10.250% due 07/01/20 (Ê)	500	491
					Prolampac Intermediate, Inc. 1st Lien
3.250% due 01/29/21 (Ê)		992		976

Media General, Inc. 1st Lien Term Loan					Term Loan
B					5.000% due 08/18/22 (Ê)	998	973

4.000% due 07/31/20 (Ê)		915		911	Quincy Newspapers, Inc. Term Loan B
Mergermarket USA, Inc. 1st Lien Term					1.000% due 10/13/22 (v)	996	975

Loan					Renaissance Learning, Inc. Term Loan
4.500% due 02/04/21 (Ê)		878		850	4.500% due 04/09/21 (Ê)	983	937

MGM Resorts International Term Loan A					RentPath, Inc. Covenant-Lite 1st Lien
2.938% due 12/20/17 (Ê)		497		493	Term Loan Inc.
MGM Resorts International Term Loan B					6.250% due 12/17/21 (Ê)	1,980	1,574
3.500% due 12/20/19 (Ê)		497		492	RHP Hotel Properties LP Term Loan B
Minerals Technologies, Inc.					3.500% due 01/15/21 (Ê)	985	980
					Rovi Solutions Corp. Syndicated Loans
3.750% due 05/09/21 (Ê)		641		626	Covenant-Lite Term Loan B
MRI Software LLC Term Loan
					3.750% due 07/02/21 (Ê)	985	931
5.250% due 06/18/21		498		493	RP Crown Parent LLC Term Loan
MSC.Software Corp. 1st Lien Term Loan
					6.000% due 12/21/18 (Ê)	982	860
5.000% due 05/29/20 (Ê)		985		906	RPI Finance Trust Term Loan B4
MTL Publishing LLC Term Loan
Series 2015					3.500% due 12/11/20	992	989
					Scientific Games International, Inc.
4.000% due 08/20/22		998		977	Covenant-Lite Term Loan B1
Navistar, Inc. 1st Lien Term Loan B
					6.000% due 10/18/20 (Ê)	1,726	1,542
6.500% due 08/07/20 (Ê)		500		438	Scientific Games International, Inc. Term
Neptune Finco Corp. Term Loan B					Loan B2
Series 2015					6.000% due 10/01/21 (Ê)	693	615
5.000% due 10/09/22 (Ê)		500		499	SCS Holdings, Inc. 1st Lien Term Loan
New Millennium Holding Co., Inc. Exit
Term Loan					1.000% due 10/30/22 (Ê)(v)	989	974
Novitex Acquisition LLC Term Loan B2					Signode Industrial Group US, Inc.

7.500% due 12/21/20 (Ê)		509		458	Covenant-Lite 1st Lien Term Loan B	678	647
					3.750% due 05/01/21 (Ê)
7.500% due 07/07/20 (Ê)		245		220	SIRVA Worldwide, Inc. Term Loan
nTelos, Inc. Term Loan B					7.500% due 03/27/19 (Ê)	483	464
5.750% due 11/09/19 (Ê)		609		606	SourceHOV LLC 1st Lien Term Loan B
Numericable US LLC 1st Lien Term
Loan B1					7.750% due 10/31/19 (Ê)	484	425
					Staples, Inc. Term Loan B
4.500% due 05/21/20 (Ê)		796		765
					1.000% due 04/24/21 (Ê)(v)	3,600	3,571

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 207

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Stena International SA Covenant-Lite			Series 2005-3 Class AM
Term Loan B			4.727% due 07/10/43	271	270
4.000% due 03/03/21 (Ê)	983	818	Series 2007-2 Class A4
Sungard Availability Services Capital,
			5.628% due 04/10/49	115	117
Inc. Covenant-Lite 1st Lien Term			Banc of America Mortgage Securities,
Loan B
6.000% due 03/31/19 (Ê)	1,354	1,120	Series Inc. 2004-I Class 2A2
TCH-2 Holdings LLC Covenant-Lite 1st
Lien Term Loan			2.730% due 10/25/34 (Ê)	671	653
			Banc of America Re-REMIC Trust
5.500% due 05/12/21 (Ê)	990	951	Series 2010-UB5 Class A4A
Terraform Private Warehouse Term Loan
B			5.649% due 02/17/51 (Þ)	1,789	1,795
			BCAP LLC Trust
5.000% due 07/29/22	961	894

The Active Network, Inc. 1st Lien Term			Series 2011-R11 Class 15A1
Loan			2.736% due 10/26/33 (Ê)(Þ)	926	935

5.500% due 11/15/20 (Ê)	982	944	Series 2011-R11 Class 20A5
T-Mobile USA, Inc. 1st Lien Term Loan			2.736% due 03/26/35 (Ê)(Þ)	458	460
B			Bear Stearns ARM Trust
3.500% due 11/09/22 (Ê)	500	500	Series 2004-5 Class 2A
Total Safety U.S., Inc. 1st Lien Term			3.139% due 07/25/34 (Ê)	489	488
Loan B			Bear Stearns Commercial Mortgage
5.750% due 03/01/20 (Ê)	982	737	Securities Trust
Tribune Media Co. Term Loan			Series 2002-TOP6 Class G

3.750% due 12/27/20 (Ê)	838	822	6.000% due 10/15/36 (Þ)	458	459
United Airlines, Inc. Term Loan B1			BHMS Mortgage Trust
			Series 2014-ATLS Class AFL
3.500% due 09/15/21 (Ê)	388	384
Varsity Brands, Inc. 1st Lien Term Loan			1.930% due 07/05/33 (Ê)(Þ)	1,000	991
			Capmark Mortgage Securities, Inc.
5.000% due 12/11/21	124	123	Series 1997-C2 Class G
Verdesion Life Sciences LLC Term Loan
			6.750% due 04/15/29	552	586
6.000% due 07/01/20 (Ê)	949	901	CFCRE Commercial Mortgage Trust
William Morris Endeavor Entertainment			Series 2011-C1 Class A2
LLC Covenant-Lite Term Loan
			3.759% due 04/15/44 (Þ)	15	15
5.250% due 05/06/21 (Ê)	985	961	Citigroup Commercial Mortgage Trust

WMG Acquisition Corp. Term Loan B			Series 2014-GC19 Class A1
3.750% due 07/01/20 (Ê)	982	941	1.199% due 03/10/47	502	493

World Endurance Holdings Term Loan			Citigroup Mortgage Loan Trust, Inc.
5.250% due 06/26/21 (Ê)	990	965	Series 2004-UST1 Class A5
Yonkers Racing Corp. 1st Lien Term			2.123% due 08/25/34 (Ê)	1,051	1,032
Loan			Citigroup/Deutsche Bank Commercial
4.250% due 08/16/19	928	897	Mortgage Trust
Zebra Technologies Corp. Term Loan			Series 2005-CD1 Class C
4.750% due 10/27/21 (Ê)	993	992	5.475% due 07/15/44	45	45
		100,867	Commercial Mortgage Trust
Mortgage-Backed Securities - 19.9%			Series 2001-J2A Class E
Banc of America Commercial Mortgage			7.160% due 07/16/34 (Þ)	905	927
Trust			Series 2005-GG3 Class E
Series 2007-2 Class AM
			5.087% due 08/10/42	653	656
5.800% due 04/10/49	1,245	1,282	Series 2005-LP5 Class D
Banc of America Funding Trust
Series 2006-A Class 1A1			4.776% due 05/10/43	886	886
			Series 2007-GG9 Class A4
2.699% due 02/20/36 (Ê)	409	404
Series 2006-F Class 1A2			5.444% due 03/10/39	590	604
			Series 2013-LC13 Class A1
2.606% due 07/20/36 (Ê)	34	26
Banc of America Large Loan Trust			1.309% due 08/10/46	401	400
Series 2009-FDG Class A			Series 2014-CR15 Class A1

5.204% due 01/25/42 (Þ)	643	654	1.218% due 02/10/47	458	455
Banc of America Merrill Lynch			Series 2014-CR16 Class A1
Commercial Mortgage, Inc.			1.445% due 04/10/47	386	386

See accompanying notes which are an integral part of this quarterly report.

208 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-SAVA Class C			Series 2010-141 Class MD
2.561% due 06/15/34 (Ê)(Þ)	582	579	2.000% due 10/25/40	226	227
Credit Suisse Commercial Mortgage			Series 2010-150 Class PC
Trust			3.000% due 10/25/40	477	494
Series 2006-C1 Class AJ

5.469% due 02/15/39	198	198	Series 2011-88 Class AB
			2.500% due 09/25/26	710	721
Series 2006-C2 Class A1A

5.669% due 03/15/39	1,653	1,651	Series 2013-21 Class BA
			1.000% due 03/25/23	2,786	2,767
Series 2006-C3 Class A1A

5.806% due 06/15/38	260	261	Series 2013-136 Class KA
			2.000% due 05/25/25	595	602
Series 2006-C5 Class A1A			Fannie Mae Whole Loan
5.297% due 12/15/39	519	530	Series 2004-W9 Class 2A1
Series 2007-C1 Class A3			6.500% due 02/25/44	23	26
5.383% due 02/15/40	78	79	Fannie Mae-Aces
Credit Suisse First Boston Mortgage			Series 2012-M2 Class A1
Securities Corp.
Series 1998-C1 Class F			1.824% due 02/25/22	418	422
			Series 2012-M8 Class ASQ2
6.000% due 05/17/40 (Þ)	237	245
Series 2005-C3 Class AJ			1.520% due 12/25/19	2,186	2,199
			Series 2012-M9 Class ASQ2
4.771% due 07/15/37	36	36
Fannie Mae			1.513% due 12/25/17	1,631	1,637
			Series 2012-M13 Class ASQ2
7.000% due 2017	7	7
			1.246% due 08/25/17	2,565	2,569
4.500% due 2019	34	36	Series 2012-M14 Class ASQ2
5.700% due 2019	889	985	1.114% due 02/25/17	283	283
4.500% due 2020	807	847	Series 2013-M7 Class ASQ2
4.500% due 2021	39	41	1.233% due 03/26/18	428	428

7.000% due 2022	48	50	Series 2014-M9 Class ASQ2
			1.462% due 04/25/17	568	570
2.500% due 2024	6,845	7,069
			Series 2015-M1 Class ASQ1
4.500% due 2025	460	496
			0.782% due 02/25/18	1,680	1,677
3.500% due 2030	3,598	3,810	Series 2015-M1 Class ASQ2
2.229% due 2033(Ê)	28	30	1.626% due 02/25/18	2,445	2,462
15 Year TBA (Ï)			Series 2015-M7 Class ASQ1
3.500%	1,755	1,855	0.882% due 04/25/18	1,390	1,389
Fannie Mae Grantor Trust			Series 2015-M7 Class ASQ2
Series 2001-T4 Class A1			1.550% due 04/25/18	835	838
7.500% due 07/25/41	564	692	Series 2015-M13 Class ASQ1
Series 2004-T2 Class 1A3			0.856% due 09/25/19	1,854	1,847
7.000% due 11/25/43	520	597	Series 2015-M15 Class ASQ1
Fannie Mae REMIC Trust			0.849% due 01/25/19	2,220	2,218
Series 2004-W12 Class 1A1			Series 2016-M1 Class ASQ1
6.000% due 07/25/44	2,272	2,627	1.374% due 07/25/19	1,380	1,384
Series 2005-W1 Class 1A2			FDIC Guaranteed Notes Trust
6.500% due 10/25/44	94	110	Series 2010-S1 Class 1A
Fannie Mae REMICS			0.978% due 02/25/48 (Ê)(Þ)	79	79
Series 2002-57 Class PG			FDIC Trust
5.500% due 09/25/17	72	74	Series 2010-R1 Class A
Series 2004-70 Class EB			2.184% due 05/25/50 (Þ)	1,798	1,811
5.000% due 10/25/24	84	90	Series 2011-R1 Class A
Series 2007-73 Class A1			2.672% due 07/25/26 (Þ)	689	702
0.241% due 07/25/37 (Å)(Ê)	66	62	Federal Home Loan Mortgage Corp.
Series 2009-96 Class DB			Multifamily Structured Pass Through
			Certificates
4.000% due 11/25/29	151	162	Series 2011-K702 Class X1
Series 2009-97 Class PG			Interest Only STRIP
4.000% due 11/25/39	1,206	1,283	1.525% due 02/25/18	27,418	713

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 209

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-K703 Class A1			Series 2010-H04 Class BI
1.873% due 01/25/18	24	24	Interest Only STRIP
Series 2012-K019 Class A1			1.406% due 04/20/60	4,503	214
1.459% due 09/25/21	2,842	2,823	Series 2010-H12 Class PT
Series 2012-K706 Class A1			5.470% due 11/20/59	666	689
1.691% due 06/25/18	6,609	6,644	Series 2010-H22 Class JI
Series 2012-K706 Class X1			Interest Only STRIP
Interest Only STRIP			2.501% due 11/20/60	3,806	275
1.578% due 10/25/18	10,905	404	Series 2012-H11 Class CI
Series 2013-K502 Class A2			Interest Only STRIP

1.426% due 08/25/17	2,757	2,763	2.907% due 04/20/62	5,719	402
Series 2015-KF12 Class A			Series 2013-H03 Class HI
			Interest Only STRIP
0.943% due 09/25/22 (Ê)	3,694	3,659
Series 2016-K504 Class A1			2.617% due 12/20/62	5,076	458
			Ginnie Mae II
1.680% due 12/31/49	805	808
Federal Home Loan Mortgage Corp.			1.750% due 2040(Ê)	349	359
Structured Pass-Through Securities			2.000% due 2040(Ê)	411	431
Series 2003-58 Class 2A			3.500% due 2040(Ê)	2,567	2,685
6.500% due 09/25/43	31	36
			5.390% due 2059	1,793	1,858
Freddie Mac
6.000% due 2018	9	9	5.508% due 2059	1,485	1,530
			5.500% due 2060	2,311	2,456
5.500% due 2019	367	388
5.500% due 2022	240	261	4.672% due 2062	709	748
			4.816% due 2062	1,524	1,615
5.500% due 2029	129	145
3.500% due 2030	1,450	1,534	4.856% due 2062	2,252	2,375
Freddie Mac REMICS			4.732% due 2063	1,428	1,532
Series 2003-2559 Class PB			GS Mortgage Securities Corp. II

5.500% due 08/15/30	1	—	Series 2013-GC10 Class A1
Series 2003-2632 Class AB			0.696% due 02/10/46	3	3
4.500% due 06/15/18	634	654	GS Mortgage Securities Trust
			Series 2012-GCJ7 Class A1

Series 2003-2657 Class WT			1.144% due 05/10/45	243	243
4.500% due 08/15/18	154	159
			Series 2013-GC12 Class A1

Series 2005-2922 Class JN			0.742% due 06/10/46	280	277
4.500% due 02/15/20	1,103	1,142
			Series 2014-GC18 Class A1

Series 2010-3704 Class DC			1.298% due 01/10/47	288	286
4.000% due 11/15/36	302	321
Series 2010-3728 Class EL			GSMPS Mortgage Loan Trust
			Series 1998-1 Class A
1.500% due 09/15/20	1,202	1,203
			8.000% due 09/19/27 (Þ)	32	33
Series 2011-3816 Class D

3.500% due 08/15/28	876	905	Series 1998-2 Class A
			7.587% due 05/19/27 (Þ)	140	148
Series 2014-4315 Class CA

2.000% due 01/15/23	1,970	1,996	Series 1998-3 Class A
			7.750% due 09/19/27 (Þ)	6	7
Series 2014-4350 Class CA

2.000% due 10/15/19	1,002	1,015	Series 1999-3 Class A
			8.000% due 08/19/29 (Þ)	14	13
Series 2014-4383 Class JC

2.000% due 05/15/23	1,484	1,502	Series 2005-RP1 Class 1A4
			8.500% due 01/25/35 (Þ)	150	161
Series 2014-4399 Class A

2.500% due 07/15/24	2,362	2,396	Series 2006-RP1 Class 1A2
			7.500% due 01/25/36 (Þ)	324	338
GE Commercial Mortgage Corp. Trust

Series 2007-C1 Class A1A			Series 2006-RP1 Class 1A3
5.483% due 12/10/49	1,494	1,538	8.000% due 01/25/36 (Þ)	80	86
Ginnie Mae			Hilton USA Trust
			Series 2013-HLT Class CFX

Series 2010-14 Class A			3.714% due 11/05/30 (Þ)	200	201
4.500% due 06/16/39	173	184	JPMorgan Chase Commercial Mortgage
			Securities Trust

See accompanying notes which are an integral part of this quarterly report.

210 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2001-CIB2 Class D			Series 2005-1 Class 1A3
6.847% due 04/15/35	89	89	7.000% due 08/25/34 (Þ)	400	414
Series 2002-C2 Class E			Merrill Lynch Mortgage Investors Trust
5.758% due 12/12/34	112	114	Series 1998-C1 Class A3
Series 2004-LN2 Class A2			6.720% due 11/15/26	1,097	1,106
5.115% due 07/15/41	69	69	Interest Only STRIP
Series 2004-LN2 Class B			Series 1998-C3 Class IO
5.466% due 07/15/41	150	149	0.898% due 12/15/30	918	12
Series 2005-CB12 Class AJ			Series 2005-A10 Class A
4.987% due 09/12/37	650	651	0.395% due 02/25/36 (Ê)	31	28
Series 2005-LDP2 Class C			ML-CFC Commercial Mortgage Trust
			Series 2006-4 Class A3
4.911% due 07/15/42	460	460
			5.172% due 12/12/49	472	480

Series 2005-LDP5 Class AJ			Morgan Stanley Bank of America Merrill
5.360% due 12/15/44	10	10	Lynch Trust
Series 2006-CB14 Class AM			Series 2013-C7 Class A1
5.488% due 12/12/44	50	50	0.738% due 02/15/46	177	177
Series 2006-LDP9 Class A1A			Series 2015-C26 Class A1
5.257% due 05/15/47	833	846	1.591% due 10/15/48	1,042	1,038
Series 2007-CB20 Class AM			Morgan Stanley Capital I Trust
5.879% due 02/12/51	160	169	Series 2005-IQ10 Class B
Series 2007-LDPX Class AM			6.278% due 09/15/42	64	65
5.464% due 01/15/49	1,275	1,281	Series 2006-HQ8 Class AJ
Series 2014-CBM Class A			5.511% due 03/12/44	610	609
1.067% due 10/15/29 (Ê)(Þ)	2,580	2,546	Series 2006-IQ12 Class AM
Series 2014-FBLU Class A			5.370% due 12/15/43	865	880
1.376% due 12/15/28 (Ê)(Þ)	3,575	3,574	Series 2006-T21 Class B
Series 2014-FBLU Class C			5.312% due 10/12/52 (Þ)	355	354
2.426% due 12/15/28 (Ê)(Þ)	2,300	2,300	Series 2006-T21 Class C
Series 2015-CSMO Class A			5.327% due 10/12/52 (Þ)	1,270	1,263
1.676% due 01/15/32 (Ê)(Þ)	180	178	Morgan Stanley Re-REMIC Trust
JPMorgan Commercial Mortgage Finance			Series 2010-GG10 Class A4A
Corp.			5.989% due 08/15/45 (Þ)	3,746	3,848
Series 2000-C10 Class F			Motel 6 Trust
8.559% due 08/15/32	691	736	Series 2015-MTL6 Class A2A2
JPMorgan Mortgage Trust			2.605% due 02/05/30 (Þ)	1,145	1,149
Series 2004-A2 Class 1A1			NCUA Guaranteed Notes Trust
2.609% due 05/25/34 (Ê)	128	125	Series 2010-R1 Class 2A
Series 2005-A4 Class 1A1			1.840% due 10/07/20	41	41
2.537% due 07/25/35 (Ê)	38	37	Series 2010-R3 Class 3A
Series 2006-A6 Class 1A2			2.400% due 12/08/20	372	377
3.140% due 10/25/36 (Ê)	21	19	Nomura Asset Acceptance Corp.
LB Commercial Mortgage Trust			Alternative Loan Trust
Series 2007-C3 Class AM			Series 2004-AR4 Class 1A1
6.096% due 07/15/44	887	929	2.658% due 12/25/34	78	78
LB-UBS Commercial Mortgage Trust			ORES 2014-LV3 LLC
Series 2005-C7 Class F			Series 2014-LV3 Class A
5.350% due 11/15/40	1,405	1,404	3.000% due 03/27/24 (Þ)	461	461
Series 2006-C7 Class A3			RBSCF Trust
			Series 2010-RR3 Class MSCA
5.347% due 11/15/38	560	568
Mastr Adjustable Rate Mortgages Trust			5.907% due 06/16/49 (Þ)	307	315
Series 2005-1 Class B1			Series 2010-RR4 Class CMLA
2.735% due 03/25/35 (Ê)	181	57	6.040% due 12/16/49 (Þ)	320	328
Mastr Reperforming Loan Trust			Series 2010-RR4 Class WBCA
Series 2005-2 Class 1A4			5.509% due 04/16/47 (Þ)	2,500	2,507
8.000% due 05/25/35 (Þ)	303	322	RBSSP Resecuritization Trust
MASTR Reperforming Loan Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 211

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2010-3 Class 9A1						162,794
5.500% due 02/26/35 (Þ)	564	574	Non-US Bonds - 0.1%
Reperforming Loan REMIC Trust			Mexican Bonos
Series 2005-R2 Class 2A4			Series M
8.500% due 06/25/35 (Þ)	61	65	6.500% due 06/10/21	MXN	17,192	994
Rialto Capital Management LLC
Series 2014-LT5 Class A			United States Government Agencies - 4.7%

2.850% due 05/15/24 (Þ)	206	206	Fannie Mae
RREF LLC			1.125% due 07/20/18		4,994	5,016
Series 2014-LT6 Class A			United States Treasury Notes
2.750% due 09/15/24 (Þ)	103	103	1.062% due 12/31/17		20,525	20,609
Structured Asset Securities Corp.			1.006% due 08/15/18		40	40
Mortgage Pass Through Certificates
Series 2003-34A Class 6A			1.250% due 11/30/18		4,900	4,940
2.595% due 11/25/33 (Ê)	182	179	1.125% due 01/15/19		180	181
Wachovia Bank Commercial Mortgage			1.750% due 12/31/20		7,805	7,959
Trust						38,745
Series 2004-C12 Class F
5.611% due 07/15/41 (Þ)	561	561	United States Government Treasuries - 19.3%
Series 2004-C15 Class B			United States Treasury Notes
			0.625% due 02/15/17		3,780	3,779
4.892% due 10/15/41	152	153
Series 2006-C26 Class AM			0.875% due 02/28/17		995	997

6.167% due 06/15/45	1,355	1,371	3.250% due 03/31/17		4,565	4,699
Series 2006-C27 Class AM			8.750% due 05/15/17		2,650	2,922
5.795% due 07/15/45	340	345	0.875% due 07/15/17		378	379
Series 2007-C30 Class AM			2.375% due 07/31/17		5,386	5,516
5.383% due 12/15/43	245	253	4.750% due 08/15/17		4,955	5,259
Series 2007-C31 Class A4
			1.875% due 08/31/17		6,330	6,441
5.509% due 04/15/47	1,380	1,419
Series 2007-C31 Class AM			0.701% due 09/15/17		5,637	5,658
5.591% due 04/15/47	1,090	1,125	0.875% due 10/15/17		1,349	1,351
Series 2007-C32 Class A2			0.750% due 10/31/17		4,550	4,548
5.711% due 06/15/49	102	102	0.875% due 11/15/17		6,400	6,410
Series 2007-C33 Class A4			0.875% due 11/30/17		2,010	2,014
6.150% due 02/15/51	94	97
Washington Mutual Mortgage Pass-			2.250% due 11/30/17		5,655	5,803
Through Certificates Trust			0.750% due 12/31/17		1,420	1,419
Series 2003-AR7 Class A7			1.014% due 02/15/18		3,472	3,484
2.299% due 08/25/33 (Ê)	73	73
			3.500% due 02/15/18		4,653	4,903
Series 2004-AR1 Class A
			0.750% due 02/28/18		3,404	3,399
2.450% due 03/25/34 (Ê)	685	687
Wells Fargo Commercial Mortgage Trust			2.750% due 02/28/18		6,750	7,014
Series 2015-C31 Class A1			0.625% due 04/30/18		8,009	7,966
1.679% due 11/15/48	1,128	1,127	0.912% due 05/15/18		2,952	2,960
Wells Fargo Mortgage Backed Securities
Trust			3.875% due 05/15/18		1,659	1,773
Series 2005-AR2 Class 2A1			2.375% due 05/31/18		3,030	3,135
2.615% due 03/25/35 (Ê)	140	139	1.375% due 06/30/18		7,770	7,864
WFRBS Commercial Mortgage Trust			1.500% due 08/31/18		4,663	4,734

Series 2012-C9 Class A1			1.375% due 09/30/18		10,830	10,957
0.673% due 11/15/45	1,252	1,246
Series 2012-C10 Class A1			0.875% due 10/15/18(§)		40,861	40,792
0.734% due 12/15/45	211	210	1.250% due 12/15/18		1,030	1,038
Series 2013-C14 Class A1						157,214
0.836% due 06/15/46	672	668	Total Long-Term Investments
Series 2014-C19 Class A3			(cost $756,492)			745,245
3.660% due 03/15/47	340	356

See accompanying notes which are an integral part of this quarterly report.

212 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
Short-Term Investments - 8.9%				Total Short-Term Investments
21st Century Fox America, Inc.				(cost $72,810)	72,818

8.000% due 10/17/16	420		439	Total Investments 100.2%
Anadarko Petroleum Corp.
				(identified cost $829,302)	818,063
5.950% due 09/15/16	2,170		2,203
Bear Stearns Cos. LLC (The)
5.550% due 01/22/17	2,370		2,456	Other Assets and Liabilities,
Dayton Power & Light Co. (The)				Net - (0.2%)	(1,883)

1.875% due 09/15/16	325		326	Net Assets - 100.0%	816,180
Fannie Mae-Aces
Series 2013-M1 Class ASQ2
1.074% due 11/25/16	675		674
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass Through
Certificates
Series 2012-K501 Class A2
1.655% due 11/25/16	1,453		1,455
Interest Only STRIP
Series 2012-K501 Class X1A
1.702% due 08/25/16	7,955		35
Hartford Financial Services Group, Inc.
(The)
5.500% due 10/15/16	2,635		2,716
Hutchison Whampoa International 11,
Ltd.
3.500% due 01/13/17 (Þ)	940		956
International Lease Finance Corp.
2.287% due 06/15/16 (Ê)	1,440		1,429
Intesa Sanpaolo SpA
2.375% due 01/13/17	2,690		2,700
Liberty Property, LP
5.500% due 12/15/16	880		907
Nomura Holdings, Inc.
2.000% due 09/13/16	1,680		1,686
Petrobras Global Finance BV
1.953% due 05/20/16 (Ê)	1,400		1,384
Russell U.S. Cash Management Fund	27,940,165	(8)	27,940
Toyota Auto Receivables Owner Trust
Series 2014-B Class A2
0.400% due 12/15/16	79		79
United States Treasury Notes
0.875% due 11/30/16	3,787		3,795
0.625% due 12/15/16	2,038		2,038
0.875% due 12/31/16	4,735		4,745
3.250% due 12/31/16	3,865		3,956
Zero coupon due 01/15/17	160		160
0.500% due 01/31/17	2,180		2,177
0.875% due 01/31/17	4,025		4,034
3.125% due 01/31/17	2,390		2,448
Westlake Automobile Receivables Trust
Series 2015-3A Class A1
0.640% due 10/17/16 (Þ)	1,543		1,543
Willis Towers Watson PLC
4.125% due 03/15/16	535		537

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 213

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets			Acquisition		Amount ($)		Unit	(000)	(000)
Securities			Date		or shares		$	$	$
0.0%
Fannie Mae REMICS			08/17/07		66,220		99.12	66	62
									62
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date		$
Long Positions
United States 2 Year Treasury Note Futures				380	USD	83,077	03/16		462
Short Positions
United States 5 Year Treasury Note Futures				255	USD	30,771	03/16		(559)
United States 10 Year Treasury Note Futures				85	USD	11,014	03/16		(281)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(378)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount		Amount				(Depreciation)
Counterparty			Sold		Bought		Settlement Date		$
Bank of America		USD	3,506		EUR	3,233	02/05/16		(3)
Bank of America		USD	3,507		GBP	2,383	02/05/16		(111)
Royal Bank of Canada		USD	3,461		NZD	5,134	02/05/16		(137)
Royal Bank of Canada		NOK	30,786		USD	3,473	02/05/16		(73)
Royal Bank of Canada		SEK	29,584		USD	3,494	02/05/16		48
State Street		USD	3,430		JPY	415,247	02/05/16		—
State Street		USD	3,567		JPY	424,791	02/05/16		(58)
State Street		USD	11		NOK	96	02/05/16		—
State Street		USD	197		NZD	304	02/05/16		—
State Street		USD	3,450		SEK	29,584	02/05/16		(4)
State Street		CHF	291		USD	284	02/05/16		—
State Street		CHF	10,504		USD	10,486	02/05/16		230
State Street		EUR	3,233		USD	3,498	02/05/16		(4)
State Street		GBP	2,383		USD	3,381	02/05/16		(15)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									(127)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
						Fund (Pays)/
						Receives	Termination		Fair Value
Reference Entity	Counterparty			Notional Amount		Fixed Rate	Date		$
CDX Investment Grade Index	Goldman Sachs			USD	3,740	1.000%	06/20/20		(1)
CDX NA High Yield Index	Goldman Sachs			USD	1,910	5.000%	12/20/20		—
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($29)									(1)

See accompanying notes which are an integral part of this quarterly report.

214 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$70,709		$—	$70,709
Corporate Bonds and Notes	—	167,204		—	167,204
International Debt	—	43,580		3,138	46,718
Loan Agreements	—	100,867		—	100,867
Mortgage-Backed Securities	—	161,445		1,349	162,794
Non-US Bonds	—	994		—	994
United States Government Agencies	—	38,745		—	38,745
United States Government Treasuries	—	157,214		—	157,214
Short-Term Investments	—	72,818		—	72,818
Total Investments	—	813,576		4,487	818,063

Other Financial Instruments
Futures Contracts	(378)	—		—	(378)
Foreign Currency Exchange Contracts	(23)	(104)		—	(127)
Credit Default Swap Contracts	—	(1)		—	(1)
Total Other Financial Instruments*	$(401)	$(105)		$—	$(506)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 215

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 96.2%
Alabama - 2.0%
Alabama Industrial Development Authority Revenue Bonds	500	6.450	12/01/23	502
County of Jefferson Alabama General Obligation Limited(µ)	425	5.000	04/01/23	432
County of Jefferson Alabama General Obligation Unlimited(µ)	1,590	5.000	04/01/20	1,617
County of Jefferson Alabama Revenue Bonds	150	4.750	01/01/25	151
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,526
County of Jefferson Alabama Sewer Revenue Bonds	1,000	6.500	10/01/53	1,200
				5,428
Alaska - 0.7%
Northern Tobacco Securitization Corp. Revenue Bonds	2,340	5.000	06/01/46	1,947

Arizona - 2.1%
Arizona Health Facilities Authority Revenue Bonds(Ê)	1,000	1.000	01/01/37	903
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	1,000	5.000	07/01/35	1,063
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	273
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	844
Salt Verde Financial Corp. Revenue Bonds	2,100	5.000	12/01/37	2,478
				5,561
California - 12.9%
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	Zero coupon	08/01/37	495
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,032
California Municipal Finance Authority Revenue Bonds	1,000	5.375	11/01/40	1,017
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	4,013
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,067
California Pollution Control Financing Authority Revenue Bonds	1,720	5.000	11/21/45	1,884
California Pollution Control Financing Authority Revenue Bonds(Å)	1,000	5.000	11/21/45	1,096
California School Finance Authority Revenue Bonds	500	5.000	08/01/45	546
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	521
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,079
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	525
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,141
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	538
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	252
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,323
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	119
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,441
Golden State Tobacco Securitization Corp. Revenue Bonds	500	5.000	06/01/33	465
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	1,860
Golden State Tobacco Securitization Corp. Revenue Bonds	500	5.000	06/01/45	570
Golden State Tobacco Securitization Corp. Revenue Bonds	300	5.700	06/01/46	299
Golden State Tobacco Securitization Corp. Revenue Bonds	1,400	5.125	06/01/47	1,236
Golden State Tobacco Securitization Corp. Revenue Bonds	885	5.750	06/01/47	845
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,132
M-S-R Energy Authority Revenue Bonds	1,000	6.500	11/01/39	1,438
Oakland Unified School District/Alameda County General Obligation Unlimited	1,000	5.000	08/01/19	1,122
Palomar Health Certificate Of Participation	450	6.750	11/01/39	499
Palomar Health Certificate Of Participation	500	6.000	11/01/41	532
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	863
River Islands Public Financing Authority Special Tax	760	5.500	09/01/45	826
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,000	0.719	12/01/35	913
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,140
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	180	5.250	01/15/49	198
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,000	5.000	01/15/50	2,177
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	751
				34,955
Colorado - 1.6%
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	923

See accompanying notes which are an integral part of this quarterly report.

216 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,647
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	764
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	560
Foothills Metropolitan District Special Assessment	500	6.000	12/01/38	539
				4,433
Connecticut - 0.0%
Mohegan Tribal Finance Authority Revenue Bonds(Å)	100	7.000	02/01/45	100

District of Columbia - 1.0%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,685

Florida - 8.7%
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	98
Bartram Park Community Development District Special Assessment	770	4.500	05/01/25	782
Bartram Park Community Development District Special Assessment	500	4.250	05/01/29	508
Bartram Park Community Development District Special Assessment	500	4.500	05/01/35	510
Charlotte County Industrial Development Authority Revenue Bonds(Å)	250	5.500	10/01/36	251
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,066
City of Cape Coral Florida Water & Sewer Revenue Bonds	2,000	4.000	10/01/36	2,110
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,070
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	2,691
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,163
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	778
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	101
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	99
Lakewood Ranch Stewardship District Special Assessment	1,000	4.875	05/01/35	1,030
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	100
Lakewood Ranch Stewardship District Special Assessment	215	5.125	05/01/46	216
Lee County Industrial Development Authority Revenue Bonds	750	5.000	11/15/29	774
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,478
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,094
Orchid Grove Community Development District Special Assessment	1,145	3.625	05/01/21	1,146
Orchid Grove Community Development District Special Assessment	1,250	5.000	05/01/36	1,269
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	788
Reunion East Community Development District Special Assessment	750	5.000	05/01/33	763
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,064
Venetian Community Development District Special Assessment	535	5.000	05/01/23	568
Verano 1 Community Development Distrtict Special Assessment	250	4.750	11/01/25	252
Verano 1 Community Development Distrtict Special Assessment	250	5.125	11/01/35	255
Verano 1 Community Development Distrtict Special Assessment	250	5.250	11/01/46	256
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	266
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	100
				23,646
Georgia - 1.3%
Heard County Development Authority Revenue Bonds(Ê)	500	0.200	12/01/37	500
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,000	0.790	10/01/24	978
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,000	0.840	10/01/33	887
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,101
				3,466
Guam - 1.7%
Guam Government Waterworks Authority Revenue Bonds	1,000	5.500	07/01/43	1,127
Territory of Guam Revenue Bonds	1,000	5.000	11/15/19	1,132
Territory of Guam Revenue Bonds	500	5.000	11/15/29	589
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,719
				4,567
Hawaii - 0.9%
State of Hawaii Department of Budget & Finance Revenue Bonds	2,210	5.000	01/01/30	2,321

Illinois - 8.4%

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 217

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chicago Board of Education General Obligation Unlimited	145	4.250	12/01/18	138
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/27	1,019
Chicago Board of Education General Obligation Unlimited	795	5.000	12/01/28	635
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	118
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	59
Chicago Board of Education General Obligation Unlimited	325	5.000	12/01/41	250
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,102
City of Chicago Illinois General Obligation Unlimited(µ)	2,445	5.000	01/01/29	2,493
City of Chicago Illinois General Obligation Unlimited	2,100	5.500	01/01/42	2,122
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	960
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,195
City of Detroit Michigan Water Supply System Revenue Bonds	25			25
City of Springfield Illinois Electric Revenue Bonds(µ)	375	4.000	03/01/40	384
Illinois Finance Authority Revenue Bonds	500	5.000	04/01/31	500
Illinois Finance Authority Revenue Bonds	200	5.000	04/01/36	196
Illinois Finance Authority Revenue Bonds	400	5.000	12/01/36	401
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	682
Illinois Finance Authority Revenue Bonds	875	6.000	05/15/39	1,009
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,099
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	06/15/52	1,041
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,164
State of Illinois General Obligation Unlimited	2,400	5.000	05/01/29	2,641
State of Illinois General Obligation Unlimited(µ)	400	5.000	03/01/34	402
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	92
Village of Bourbonnais Illinois Revenue Bonds	1,000	5.000	11/01/44	1,022
				22,749
Indiana - 1.4%
Hammond Local Public Improvement Bond Bank Revenue Bonds	260	6.500	08/15/30	261
Hammond Local Public Improvement Bond Bank Revenue Bonds	290	6.750	08/15/35	291
Indiana Finance Authority Revenue Bonds	305	5.500	08/15/40	334
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,183
Indiana Finance Authority Revenue Bonds	270	5.500	08/15/45	293
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	288
				3,650
Iowa - 0.3%
Iowa Higher Education Loan Authority Revenue Bonds	100	5.000	09/01/33	103
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	156
Iowa Tobacco Settlement Authority Revenue Bonds	530	5.500	06/01/42	523
				782
Kentucky - 1.3%
County of Ohio Kentucky Revenue Bonds	2,705	6.000	07/15/31	2,748
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	862
				3,610
Louisiana - 1.4%
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	750	6.000	10/01/44	875
Louisiana Public Facilities Authority Revenue Bonds	250	4.000	05/15/19	270
Louisiana Public Facilities Authority Revenue Bonds	300	4.000	05/15/20	328
New Orleans Aviation Board Revenue Bonds	2,005	5.000	01/01/45	2,224
				3,697
Maryland - 1.2%
City of Baltimore Maryland Revenue Bonds(µ)	175	5.250	09/01/39	177
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	730	4.000	07/01/20	808
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	665
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	530	5.500	07/01/42	557
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,095
				3,302

Massachusetts - 2.7%

See accompanying notes which are an integral part of this quarterly report.

218 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,537
Massachusetts Development Finance Agency Revenue Bonds	2,000	4.875	11/01/42	2,002
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,707
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,005
				7,251
Michigan - 5.3%
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	120	5.000	07/01/33	121
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	553
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,233
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	40	5.000	07/01/28	41
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	218
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,465
Flint Hospital Building Authority Revenue Bonds	100	5.250	07/01/39	101
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,082
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	341
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,129
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,878
Michigan Finance Authority Revenue Notes(Å)	1,000	4.750	06/01/16	1,005
Michigan Finance Authority Revenue Notes(Å)	700	5.750	08/22/16	699
Michigan Higher Education Facilities Authority Revenue Bonds	270	6.125	12/01/37	270
Michigan Tobacco Settlement Finance Authority Revenue Bonds	155	5.125	06/01/22	143
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,500	6.000	06/01/34	2,359
Michigan Tobacco Settlement Finance Authority Revenue Bonds	270	6.000	06/01/48	246
Ypsilanti School District General Obligation Unlimited	300	5.000	05/01/22	351
				14,235
Minnesota - 1.6%
City of Blaine Minnesota Revenue Bonds	2,000	6.125	07/01/45	2,111
State Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,226
				4,337
Missouri - 0.8%
Branson Industrial Development Authority Tax Allocation	110	5.500	06/01/29	110
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,410	5.000	05/01/40	1,492
State Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	674
				2,276
Nevada - 0.1%
Las Vegas Special Improvement District 607 Special Assessment	275	5.000	06/01/24	298

New Jersey - 5.6%
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	1,957
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,670
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	312
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	6.625	07/01/38	554
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	167
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,695	5.000	06/15/42	2,808
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	366
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,114
Tobacco Settlement Financing Corp. Revenue Bonds	1,130	5.000	06/01/29	1,068
Tobacco Settlement Financing Corp. Revenue Bonds	1,430	4.750	06/01/34	1,190
Tobacco Settlement Financing Corp. Revenue Bonds	3,600	5.000	06/01/41	2,995
				15,201
New York - 3.4%
Dutchess County Industrial Development Agency Revenue Bonds	2,200	4.500	08/01/36	2,092
New York City Industrial Development Agency Revenue Bonds(Ê)	1,000	2.000	08/01/28	1,003
New York Liberty Development Corp. Revenue Bonds	2,000	5.000	11/15/44	2,124
New York Liberty Development Corp. Revenue Bonds	500	7.250	11/15/44	756
New York Liberty Development Corp. Revenue Bonds(Å)	1,000	7.250	11/15/44	1,062
New York State Dormitory Authority Revenue Bonds	400	5.000	12/01/35	427
Onondaga Civic Development Corp. Revenue Bonds	910	5.000	07/01/42	1,115

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 219

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Otsego County Capital Resource Corp. Revenue Bonds	620	5.000	10/01/35	689
				9,268
Ohio - 2.4%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,640	5.125	06/01/24	1,497
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	100	5.375	06/01/24	93
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,125	5.875	06/01/30	1,901
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,095	5.750	06/01/34	1,848
County of Hamilton Ohio Revenue Bonds	750	5.000	01/01/37	759
Lorain County Port Authority Revenue Bonds	510	6.750	12/01/40	301
				6,399
Oklahoma - 0.4%
Tulsa Airports Improvement Trust Revenue Bonds(Ê)	1,000	5.000	06/01/35	1,110

Oregon - 1.3%
Oregon State Facilities Authority Revenue Bonds	750	6.375	09/01/40	805
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,841
				3,646
Pennsylvania - 4.6%
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds	1,000	5.000	05/01/42	1,052
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	Zero coupon	09/15/22	211
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	260
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	630
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	87
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,440
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,865
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,139
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	06/30/42	1,098
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	155	6.250	09/01/33	166
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,039
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,418
Scranton Parking Authority Revenue Bonds(µ)	2,020	5.250	06/01/39	2,030
				12,435
Puerto Rico - 7.5%
Children's Trust Fund Revenue Bonds	12,000	Zero coupon	05/15/50	1,027
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	325	5.500	07/01/19	327
Commonwealth of Puerto Rico General Obligation Unlimited	110	5.000	07/01/21	69
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	331
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	100
Commonwealth of Puerto Rico General Obligation Unlimited	130	5.125	07/01/31	81
Commonwealth of Puerto Rico General Obligation Unlimited	1,235	5.000	07/01/35	1,139
Commonwealth of Puerto Rico General Obligation Unlimited	1,250	8.000	07/01/35	895
Commonwealth of Puerto Rico General Obligation Unlimited	530	6.000	07/01/39	335
Commonwealth of Puerto Rico General Obligation Unlimited	180	6.000	07/01/40	114
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	266
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	13
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	33
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,670	5.250	07/01/42	1,111
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	75	6.000	07/01/44	52
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	140	6.000	07/01/47	97
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	100	5.000	07/01/17	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,050	5.000	07/01/31	1,845
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	125	4.500	07/01/36	95
Puerto Rico Electric Power Authority Revenue Bonds(µ)	270	5.000	07/01/22	270
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	915	0.738	07/01/29	686
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	100	5.000	07/01/16	100
Puerto Rico Highways & Transportation Authority Revenue Bonds	60	5.000	07/01/28	11
Puerto Rico Highways & Transportation Authority Revenue Bonds	205	5.000	07/01/32	38
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	144

See accompanying notes which are an integral part of this quarterly report.

220 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	4,200	5.250	07/01/38	3,812
Puerto Rico Highways & Transportation Authority Revenue Bonds	180	5.000	07/01/42	34
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	165	5.500	07/01/16	166
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	230	5.500	07/01/17	231
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,218
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,435
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	115	6.750	08/01/16	45
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	155	6.250	08/01/19	45
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	280	5.750	08/01/37	105
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	75	5.375	08/01/39	28
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	500	6.375	08/01/39	193
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,300	5.250	08/01/41	488
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	14,125	Zero coupon	08/01/45	2,098
				20,177
South Carolina - 0.2%
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	139
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	284
				423
Tennessee - 1.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	650	5.000	10/01/35	742
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,230
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,092
				4,064
Texas - 6.7%
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	1,690	4.300	01/01/33	1,696
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	760	5.000	01/01/34	768
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	55
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	69
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	53
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	113
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,360
City of Aubrey Texas Revenue Bonds	700	7.250	09/01/45	711
City of Celina Texas Special Assessment	50	6.250	09/01/45	51
City of Celina Texas Special Assessment	100	7.500	09/01/45	101
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	541
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,080
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/35	1,059
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	526
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	215
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,764
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,519
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	875	5.000	10/01/44	930
Texas City Industrial Development Corp. Revenue Bonds	1,000	4.125	12/01/45	940
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	750	6.250	12/15/26	924
Tyler Health Facilities Development Corp. Revenue Bonds	500	5.250	11/01/27	517
Viridian Municipal Management District Special Assessment	100	4.000	12/01/21	106
Viridian Municipal Management District Special Assessment	100	4.750	12/01/43	102
				18,200
Vermont - 0.6%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,400	5.000	10/01/42	1,529

Virgin Islands - 1.8%
Virgin Islands Public Finance Authority Revenue Bonds(µ)	2,000	4.000	10/01/22	2,160
Virgin Islands Public Finance Authority Revenue Bonds	1,000	5.000	10/01/39	1,095
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	615	4.000	07/01/21	655
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	1,020	5.000	07/01/31	1,031
				4,941
Virginia - 0.5%

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 221

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Tobacco Settlement Financing Corp. Revenue Bonds	1,000		5.200	06/01/46	819
Tobacco Settlement Financing Corp. Revenue Bonds	290		5.000	06/01/47	227
Virginia Small Business Financing Authority Revenue Bonds	180		5.000	01/01/40	194
					1,240
Washington - 1.6%
Washington Health Care Facilities Authority Revenue Bonds	2,315		5.000	07/01/39	2,572
Whidbey Island Public Hospital District General Obligation Unlimited	1,500		5.500	12/01/33	1,638
					4,210
Wisconsin - 0.7%
Public Finance Authority Revenue Bonds	500		5.000	07/01/42	521
Public Finance Authority Revenue Bonds	1,000		5.875	04/01/45	1,043
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	359
					1,923
Total Municipal Bonds (cost $252,900)					260,062

Short-Term Investments - 3.3%
Russell U.S. Cash Management Fund	9,006,572	(8)			9,007
Total Short-Term Investments (cost $9,007)					9,007

Total Investments 99.5% (identified cost $261,907)					269,069
Other Assets and Liabilities, Net - 0.5%					1,227
Net Assets - 100.0%					270,296

See accompanying notes which are an integral part of this quarterly report.

222 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per	Cost	Fair Value
% of Net Assets				Acquisition	Amount ($)	Unit	(000)	(000)
Securities				Date	or shares	$	$	$
1.6%
California Pollution Control Financing Authority Revenue Bonds				06/02/15	1,000,000	104.71	1,047	1,096
Charlotte County Industrial Development Authority Revenue Bonds				12/09/15	250,000	98.78	247	251
Michigan Finance Authority Revenue Notes				06/16/15	1,000,000	100.49	1,005	1,005
Michigan Finance Authority Revenue Notes				09/11/15	700,000	100.00	700	699
Mohegan Tribal Finance Authority Revenue Bonds				10/06/15	100,000	83.91	84	100
New York Liberty Development Corp. Revenue Bonds				06/02/15	1,000,000	101.26	1,013	1,062
								4,213
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$
Morgan Stanley	USD	5,000	Six Month LIBOR		2.500%		03/16/26	(312)
Morgan Stanley	USD	2,300	Three Month LIBOR		2.750%		03/16/46	(239)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $213 (å)								(551)

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 223

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Municipal Bonds
Alabama	$—	$5,428	$—	$5,428
Alaska	—	1,947	—	1,947
Arizona	—	5,561	—	5,561
California	—	34,955	—	34,955
Colorado	—	4,433	—	4,433
Connecticut	—	100	—	100
District of Columbia	—	2,685	—	2,685
Florida	—	23,646	—	23,646
Georgia	—	3,466	—	3,466
Guam	—	4,567	—	4,567
Hawaii	—	2,321	—	2,321
Illinois	—	22,749	—	22,749
Indiana	—	3,650	—	3,650
Iowa	—	782	—	782
Kentucky	—	3,610	—	3,610
Louisiana	—	3,697	—	3,697
Maryland	—	3,302	—	3,302
Massachusetts	—	7,251	—	7,251
Michigan	—	14,235	—	14,235
Minnesota	—	4,337	—	4,337
Missouri	—	2,276	—	2,276
Nevada	—	298	—	298
New Jersey	—	15,201	—	15,201
New York	—	9,268	—	9,268
Ohio	—	6,399	—	6,399
Oklahoma	—	1,110	—	1,110
Oregon	—	3,646	—	3,646
Pennsylvania	—	12,435	—	12,435
Puerto Rico	—	20,177	—	20,177
South Carolina	—	423	—	423
Tennessee	—	4,064	—	4,064
Texas	—	18,200	—	18,200
Vermont	—	1,529	—	1,529
Virgin Islands	—	4,941	—	4,941
Virginia	—	1,240	—	1,240
Washington	—	4,210	—	4,210
Wisconsin	—	1,923	—	1,923
Short-Term Investments	—	9,007	—	9,007
Total Investments	$—	$269,069	$—	$269,069

Other Financial Instruments
Interest Rate Swap Contracts	—	(551)	—	(551)
Total Other Financial Instruments	$—	$(551)	$—	$(551)

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

224 Russell Tax Exempt High Yield Bond Fund

l

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 225

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 95.9%
Alabama - 1.5%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,219
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	621
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	4,190
Alabama Special Care Facilities Financing Authority Revenue Bonds	850	5.250	06/01/25	869
Alabama Special Care Facilities Financing Authority Revenue Bonds(µ)	500	6.000	06/01/34	580
Birmingham Water Works Board Revenue Bonds(µ)	1,275	5.000	01/01/17	1,328
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,170
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,479
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	570
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,168
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,161
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,649
Montgomery Medical Clinic Board Revenue Bonds	320	5.250	03/01/36	321
				20,325
Alaska - 0.1%
Alaska Railroad Corp. Revenue Bonds	500	5.000	08/01/18	543
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	855
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	320
				1,718
Arizona - 2.5%
Apache County Industrial Development Authority Revenue Bonds	3,000	4.500	03/01/30	3,266
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,165
Arizona Health Facilities Authority Revenue Bonds	2,000	5.000	02/01/18	2,150
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,177
Arizona Health Facilities Authority Revenue Bonds	2,255	5.000	02/01/34	2,467
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,369
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,110
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,919
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,186
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,565
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,842
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,267
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	239
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	503
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	458
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,721
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	968
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	2,081
				34,453
Arkansas - 0.1%
Henderson State University Revenue Bonds(µ)	850	2.000	11/01/16	858
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	230
Pulaski County Public Facilities Board Revenue Bonds	440	5.000	12/01/22	528
				1,616
California - 8.5%
Abag Finance Authority for Nonprofit Corps. Revenue Bonds	1,340	6.000	08/01/30	1,640
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	468
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	600	5.000	08/01/21	718
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	2,855	5.000	08/01/32	3,402
Brentwood Infrastructure Financing Authority Special Assessment(µ)	1,000	5.000	09/02/29	1,175
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,578
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,107
California State Public Works Board Revenue Bonds	1,100	5.000	12/01/16	1,141
California State Public Works Board Revenue Bonds	825	4.000	12/01/34	903
California Statewide Communities Development Authority Revenue Bonds	640	3.500	11/01/18	643
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,551

See accompanying notes which are an integral part of this quarterly report.

226 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,540
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,716
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	08/01/34	1,171
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	629
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,254
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	813
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	268
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,919
City of Vallejo California Water Revenue Bonds	2,755	5.250	05/01/27	3,346
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,747
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	234
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	594
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	150
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	524
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,198
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	681
El Monte Union High School District General Obligation Unlimited(µ)	4,750	5.500	06/01/34	5,373
Emeryville Redevelopment Agency Successor Agency Tax Allocation	1,980	5.000	09/01/20	2,328
Florin Resource Conservation District Revenue Bonds(µ)	300	4.000	09/01/17	313
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	483
Florin Resource Conservation District Revenue Bonds(µ)	100	5.000	09/01/23	119
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	540
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	806
Golden State Tobacco Securitization Corp. Revenue Bonds	3,955	4.500	06/01/27	3,969
Jurupa California Public Authority Special Tax Revenue Bonds	425	3.500	09/01/17	443
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,510
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	873
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	890
Oxnard School District General Obligation Unlimited(µ)	165	5.250	08/01/26	208
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	1,006
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	402
Pajaro Valley Water Management Agency Revenue Bonds(µ)	775	4.000	03/01/18	821
Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,651
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,218
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	5,000	5.000	01/15/29	5,700
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,398
Shasta Lake Public Finance Authority Tax Allocation(µ)	385	5.000	12/01/25	471
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	1,018
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,650
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,166
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/16	1,012
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/17	1,056
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	944
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	153
State of California General Obligation Unlimited(µ)(ae)	1,840	4.500	03/01/16	1,846
State of California General Obligation Unlimited(µ)	1,000	6.000	02/01/17	1,055
State of California General Obligation Unlimited(ae)	1,000	5.000	07/01/19	1,141
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	730
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,317
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,859
State of California General Obligation Unlimited	365	5.250	07/01/21	420
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,172
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,752
State of California General Obligation Unlimited	5,760	5.000	03/01/26	7,231
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,998
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,915
State of California General Obligation Unlimited	450	5.000	02/01/31	534

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 227

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,617
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,488
West Kern Community College District Certificate Of Participation(µ)	470	3.000	11/01/16	479
				116,185
Colorado - 2.3%
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,382
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,459
Colorado Educational & Cultural Facilities Authority Revenue Bonds	300	2.000	12/01/16	303
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,169
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,128
Colorado Health Facilities Authority Revenue Bonds(ae)	745	5.250	06/01/16	757
Colorado Health Facilities Authority Revenue Bonds	255	5.250	06/01/23	259
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,714
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	768
Denver Convention Center Hotel Authority Revenue Bonds(µ)	1,265	5.000	12/01/35	1,283
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,854
E-470 Public Highway Authority Revenue Bonds(µ)	850	5.000	09/01/17	872
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,528
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	509
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	2,031
Regional Transportation District Certificate Of Participation	6,725	5.000	06/01/27	8,018
				31,034
Connecticut - 2.1%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,140
City of Hartford Connecticut General Obligation Unlimited(µ)	375	5.000	10/01/18	416
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,349
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,281
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,748
State of Connecticut General Obligation Unlimited	6,500	5.000	11/15/21	7,808
State of Connecticut General Obligation Unlimited	5,685	5.000	11/15/22	6,943
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,478
				29,163
Delaware - 0.1%
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,063

District of Columbia - 0.2%
District of Columbia Water & Sewer Authority Revenue Bonds(µ)	500	5.000	10/01/34	555
Metropolitan Washington Airports Authority Revenue Bonds	1,500	5.000	10/01/35	1,705
				2,260
Florida - 8.7%
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	220
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,729
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,811
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,892
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,880
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,144
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	469
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	2,074
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	859
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,359
City of Pembroke Pines Florida Revenue Bonds(µ)	1,000	5.000	10/01/16	1,029
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	589
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	761
City of Tampa Florida Revenue Bonds	1,000	4.000	09/01/33	1,050
Collier County Health Facilities Authority Revenue Bonds	150	2.000	05/01/16	150
Collier County Health Facilities Authority Revenue Bonds	350	2.000	05/01/17	355
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,995
County of Miami-Dade Florida Aviation Revenue Bonds	1,235	5.250	10/01/30	1,436

See accompanying notes which are an integral part of this quarterly report.

228 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,530
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	4,216
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	Zero coupon	10/01/35	2,024
County of Miami-Dade Florida Water & Sewer System Revenue Bonds(µ)	1,500	5.250	10/01/19	1,719
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	10,226
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,726
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,072
JEA Electric System Revenue Bonds	645	5.000	10/01/20	756
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,070
Miami Beach Health Facilities Authority Revenue Bonds	200	4.000	11/15/16	205
Miami Beach Health Facilities Authority Revenue Bonds	125	4.000	11/15/18	134
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,661
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	384
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	529
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	3,330
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,430
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,828
Palm Beach County Health Facilities Authority Revenue Bonds	1,000	3.000	12/01/17	1,033
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	990
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	6,101
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,898
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	799
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	13,214
State of Florida General Obligation Unlimited	2,990	5.000	06/01/22	3,666
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,325
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	8,185
				119,853
Georgia - 1.6%
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,876
City of Atlanta Department of Aviation Revenue Bonds	825	5.250	01/01/30	967
City of Atlanta Georgia General Obligation Limited	3,415	5.000	12/01/21	4,139
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,187
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,324
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,544
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,175
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,220	5.000	08/01/22	1,455
Municipal Electric Authority of Georgia Revenue Bonds(µ)	850	6.250	01/01/17	894
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,541
Private Colleges & Universities Authority Revenue Bonds	565	5.000	04/01/17	588
Private Colleges & Universities Authority Revenue Bonds	1,190	5.000	04/01/27	1,381
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,197
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,319
				22,587
Guam - 0.9%
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,396
Guam Government Waterworks Authority Revenue Bonds	5,200	5.000	07/01/29	5,844
Guam Power Authority Revenue Bonds	2,500	5.500	10/01/30	2,806
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,096
Territory of Guam Revenue Bonds	500	5.375	12/01/24	560
Territory of Guam Revenue Bonds	785	5.000	01/01/32	875
				12,577
Hawaii - 0.1%
City & County Honolulu Hawaii Wastewater System Revenue Bonds(µ)	1,500	5.000	07/01/19	1,652

Idaho - 0.6%
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,741
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,473
Idaho Housing & Finance Association Revenue Bonds(µ)	1,665	5.250	07/15/26	1,844

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 229

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,947
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,114
				8,119
Illinois - 7.7%
Chicago Board of Education General Obligation Unlimited(µ)	500	5.000	12/01/16	505
Chicago Board of Education General Obligation Unlimited(µ)	1,075	5.000	12/01/19	1,070
Chicago Board of Education General Obligation Unlimited(µ)	4,000	5.000	12/01/27	4,078
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	5,022
Chicago Public Building Commission Revenue Bonds(µ)	1,580	5.250	12/01/18	1,661
City of Chicago Illinois General Obligation Unlimited	3,050	5.000	01/01/17	3,072
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,163
City of Chicago Illinois General Obligation Unlimited(µ)	325	5.000	12/01/19	333
City of Chicago Illinois General Obligation Unlimited(µ)	380	5.000	01/01/20	386
City of Chicago Illinois General Obligation Unlimited(µ)	2,535	4.250	12/01/21	2,581
City of Chicago Illinois General Obligation Unlimited	1,500	5.000	01/01/24	1,530
City of Chicago Illinois General Obligation Unlimited(µ)	2,825	5.250	01/01/24	2,921
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,083
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	1,560	5.000	01/01/28	1,644
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	759
City of Chicago Illinois Wastewater Transmission Revenue Bonds	625	5.000	01/01/18	664
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	562
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,795
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,096
City of Freeport Illinois General Obligation Unlimited(µ)	435	2.000	12/01/17	444
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	661
City of Peoria Illinois General Obligation Unlimited	625	5.000	01/01/22	672
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,734
Cook County Community College District No. 508 General Obligation Unlimited	2,000	5.000	12/01/33	2,243
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	745
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,104
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,104
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,101
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,089
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,777
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,136
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	5,970
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	959
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,570
Northern Illinois Municipal Power Agency Revenue Bonds(µ)	4,025	5.000	01/01/23	4,292
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,085
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,113
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,738
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	994
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,253
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,392
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,138
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,519
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,379
State of Illinois Revenue Bonds(µ)	1,000	5.000	06/15/16	1,017
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	14,726
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,202
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	546
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,271
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,702
Village of Bellwood Illinois General Obligation Unlimited	1,000	5.875	12/01/27	1,198
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,347
Village of Franklin Park Illinois General Obligation Unlimited(µ)	295	5.000	07/01/18	320

See accompanying notes which are an integral part of this quarterly report.

230 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Village of Melrose Park Illinois General Obligation Unlimited(µ)	530	2.000	12/15/17	541
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	865
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,338
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	844
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	552
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	660
				105,266
Indiana - 0.3%
Ball State University Revenue Bonds(µ)	1,000	5.000	07/01/16	1,019
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,161
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,167
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,084
				4,431
Iowa - 0.5%
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,655
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,806
				6,461
Kansas - 0.4%
City of Wichita Kansas Revenue Bonds	250	3.375	11/15/20	250
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,713
				4,963
Kentucky - 0.2%
Commonwealth of Kentucky Certificate Of Participation	275	2.000	06/15/17	280
County of Harrison Kentucky Revenue Notes	1,000	1.500	05/01/17	1,001
Kenton County School District Finance Corp. Revenue Bonds	330	2.000	10/01/16	333
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,685
				3,299
Louisiana - 2.0%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	250	5.000	06/01/27	300
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,147
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,496
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,178
Lafayette Consolidated Government Revenue Bonds(µ)	805	5.000	11/01/20	930
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	836
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	300	5.000	11/01/19	342
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	1,160	5.000	08/01/22	1,373
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,119
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,893
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	687
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,772
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,019
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	8,356
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,577
				27,025
Maryland - 0.3%
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,538
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,362
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,016
				3,916
Massachusetts - 0.6%
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,034
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,684
Massachusetts Clean Water Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,115
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	1,968
				8,801
Michigan - 3.5%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,795

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 231

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,910
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	1,015	5.000	07/01/18	1,030
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	170	4.500	07/01/25	171
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,081
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,150
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,710
Michigan Finance Authority Revenue Bonds	3,625	5.000	07/01/16	3,690
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	505
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	675
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	833
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	886
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	756
Michigan Finance Authority Revenue Bonds	1,000	5.000	11/01/27	1,165
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,391
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,578
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,577
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,156
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	572
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	636
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,073
Michigan Strategic Fund Tax Allocation(Ê)	5,000	4.125	07/01/45	5,113
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,225	5.125	06/01/22	2,982
Royal Oak School District General Obligation Unlimited	1,435	5.000	05/01/18	1,562
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	510
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,150
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	517
				48,174
Minnesota - 0.9%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,331
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,122
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,216
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,244
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	805
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,428
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,531
				11,677
Mississippi - 0.3%
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,177
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,148
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,663
				3,988
Missouri - 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	890
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	2,072
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,337
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	563
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,124
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,122
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,961
Missouri Highway & Transportation Commission Revenue Bonds(ae)	2,500	5.250	05/01/17	2,647
Nixa Public Schools General Obligation Unlimited	500	5.000	03/01/33	571
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/17	102
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/18	104
				12,493
Nebraska - 0.7%
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,775

See accompanying notes which are an integral part of this quarterly report.

232 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,981
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,263
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,176
				9,195
Nevada - 0.9%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,198
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,184
Clark County Department of Aviation Revenue Bonds(µ)	2,500	5.000	07/01/22	2,852
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,019
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,551
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	3,090
				12,894
New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds(ae)	2,535	5.000	07/01/16	2,582
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,145	5.000	07/01/32	1,159
				3,741
New Jersey - 5.1%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/18	1,076
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,106
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,338
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/30	2,315
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/31	2,301
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	345
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	641
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,050
City of Trenton New Jersey General Obligation Unlimited(µ)	1,680	5.000	07/15/23	2,044
New Jersey Economic Development Authority Revenue Bonds(µ)	1,500	5.500	06/15/16	1,528
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,734
New Jersey Economic Development Authority Revenue Bonds	6,435	5.000	06/15/19	6,945
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,037
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	83
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	06/15/22	2,239
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,264
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	816
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,039
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,070
New Jersey Health Care Facilities Financing Authority Revenue Bonds	490	4.250	07/01/18	525
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,409
New Jersey Health Care Facilities Financing Authority Revenue Bonds	900	3.850	07/01/20	946
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,189
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,190
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,169
New Jersey State Turnpike Authority Revenue Bonds	5,540	5.000	01/01/22	6,685
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,273
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,738
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	3,007
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,073
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	915
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,120	5.250	06/15/30	1,216
Passaic County Improvement Authority Revenue Bonds	250	5.000	08/01/19	282
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,291
Tobacco Settlement Financing Corp. Revenue Bonds	55	4.500	06/01/23	56
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,176
Tobacco Settlement Financing Corp. Revenue Bonds	3,250	4.750	06/01/34	2,704
				69,815
New Mexico - 0.3%
City of Albuquerque New Mexico General Obligation Unlimited	2,320	5.000	07/01/17	2,463
County of Taos New Mexico Revenue Bonds(µ)	750	3.000	04/01/17	765

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 233

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Mexico Hospital Equipment Loan Council Revenue Bonds	555	5.000	08/01/25	695
				3,923
New York - 9.2%
Albany Industrial Development Agency Revenue Bonds	2,380	5.250	11/15/32	2,570
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	385	5.000	07/01/20	436
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,631
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	1,027
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,613
Chautauqua Tobacco Asset Securitization Corp. Revenue Bonds	1,560	3.125	06/01/22	1,560
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,220
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,705
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,461
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	3,053
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,983
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,941
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	710
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,075
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,715
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	10,107
Metropolitan Transportation Authority Revenue Bonds	2,075	5.000	11/15/27	2,499
Metropolitan Transportation Authority Revenue Bonds	4,015	5.000	11/15/28	4,869
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,647
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/35	1,183
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,570
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,583
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,113
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,052
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,601
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,638
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,102
New York State Dormitory Authority Revenue Bonds	1,625	5.000	07/01/16	1,655
New York State Dormitory Authority Revenue Bonds	1,000	5.000	12/01/16	1,033
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,862
New York State Dormitory Authority Revenue Bonds(ae)	5	5.250	02/15/19	6
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,147
New York State Dormitory Authority Revenue Bonds	995	5.250	02/15/21	1,125
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	216
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,827
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	878
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	8,205
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	835
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	8,181
New York State Dormitory Authority Revenue Bonds	1,710	5.000	12/15/28	2,053
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,859
New York State Energy Research & Development Authority Revenue Bonds(µ)(Ê)	3,190	0.433	03/01/27	3,034
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	845
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,757
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	14,075
New York State Thruway Authority Revenue Bonds	3,000	5.000	03/15/27	3,573
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,024
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,198
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,158
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,481
				125,691
North Carolina - 0.5%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	837
North Carolina Medical Care Commission Revenue Bonds	400	3.000	06/01/17	412
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,922

See accompanying notes which are an integral part of this quarterly report.

234 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,130
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,296
				6,597
North Dakota - 0.3%
City of Bowman North Dakota Revenue Notes	1,000	2.500	02/15/17	1,001
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,479
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	552
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	600
				3,632
Ohio - 4.8%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,700	5.125	06/01/24	5,201
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,000	5.375	06/01/24	927
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,400	5.875	06/01/30	2,146
City of Akron Ohio Revenue Bonds	1,000	5.000	12/01/24	1,211
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,137
City of Cincinnati Ohio General Obligation Unlimited	1,575	5.000	12/01/31	1,848
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,382
City of Cleveland Ohio Revenue Bonds	1,500	5.000	10/01/37	1,734
Clermont County Port Authority Revenue Bonds(µ)	200	5.000	12/01/23	246
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,320
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	16,740
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,354
County of Hamilton Ohio Revenue Bonds	1,890	5.250	06/01/32	2,160
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,311
Kent State University Revenue Bonds(µ)	2,000	5.000	05/01/16	2,023
Lakewood City School District General Obligation Unlimited	260	5.000	11/01/29	314
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	1,052
Middletown City School District General Obligation Unlimited	1,435	5.250	12/01/34	1,737
North Olmsted City School District General Obligation Unlimited	420	1.750	12/01/19	428
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	7,313
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,239
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,415
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,196
				65,434
Oklahoma - 0.3%
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,189
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,418
				3,607
Oregon - 0.4%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,200
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	535	5.000	10/01/19	574
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,395
				5,169
Pennsylvania - 3.8%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,053
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,247
Bethlehem Authority Revenue Bonds(µ)	1,000	4.000	11/15/16	1,026
Bethlehem Authority Revenue Bonds(µ)	1,000	5.000	11/15/17	1,074
City of Philadelphia Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	08/01/24	1,124
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,792
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,387
Dallas Area Municipal Authority Revenue Bonds	430	4.000	05/01/18	446
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	665	5.000	11/01/25	791
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	970	5.000	11/01/26	1,150
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,320
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,341
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,756
General Authority of Southcentral Pennsylvania Revenue Bonds	360	5.000	12/01/28	404

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 235

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Indiana County Hospital Authority Revenue Bonds	550	5.500	06/01/29	602
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,032
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,400
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	332
Northampton County General Purpose Authority Revenue Bonds	250	5.000	10/01/31	289
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,410
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,040
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,355	5.000	01/01/23	1,358
Pennsylvania Economic Development Financing Authority Revenue Bonds(Ê)	1,000	3.750	12/01/40	1,039
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,069
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,271
Philadelphia Authority for Industrial Development Revenue Bonds	1,000	5.875	06/15/22	1,073
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,169
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,221
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,294
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,178
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,176
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,157
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,675
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,141
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	250	3.000	08/01/17	259
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	240
Western Wayne School District General Obligation Limited(µ)	565	5.000	04/01/21	656
				51,992
Puerto Rico - 3.1%
Commonwealth of Puerto Rico General Obligation Unlimited(ae)	620	5.250	07/01/16	633
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	2,015	5.500	07/01/16	2,040
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	860	6.000	07/01/16	872
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	285	5.500	07/01/18	295
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	640	5.500	07/01/19	662
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,001
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,007
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	3,340	5.000	07/01/35	3,315
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds(µ)	3,050	5.000	07/01/28	3,057
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,400	5.000	07/01/18	1,384
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	305	5.000	07/01/31	275
Puerto Rico Electric Power Authority Revenue Bonds(µ)	2,105	5.500	07/01/16	2,131
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,001
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,817
Puerto Rico Electric Power Authority Revenue Bonds(µ)	215	4.000	07/01/23	208
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,940	5.000	07/01/26	1,945
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	190
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	105	5.000	07/01/16	104
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	300	4.125	07/01/18	295
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	715	5.500	07/01/26	745
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	225	5.000	07/01/27	225
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	720
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	370	5.500	07/01/29	355
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	1,891
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/17	1,192
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,675	5.500	07/01/23	1,666
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	680	5.500	07/01/24	669
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	500	5.500	07/01/25	488
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,500	5.500	07/01/26	1,456
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,240	5.500	07/01/27	2,160
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,093
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	117

See accompanying notes which are an integral part of this quarterly report.

236 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,130	5.500	07/01/16	3,151
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	2,480	5.500	07/01/17	2,528
University of Puerto Rico Revenue Bonds(µ)	435	5.000	06/01/23	435
				43,123
Rhode Island - 0.0%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	574

South Carolina - 0.9%
County of Greenwood South Carolina Revenue Bonds(µ)(Ê)	150	0.396	10/01/34	136
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,139
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,037
South Carolina State Public Service Authority Revenue Bonds	3,310	5.000	12/01/36	3,810
Spartanburg Regional Health Services District Revenue Bonds	5,560	5.000	04/15/32	6,245
				12,367
South Dakota - 0.2%
Harrisburg School District No. 41-2 General Obligation Unlimited	1,100	5.000	07/15/33	1,248
South Dakota Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	11/01/35	1,153
				2,401
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	705
Chattanooga Industrial Development Board Revenue Bonds(µ)	4,000	5.000	10/01/30	4,252
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	748
				5,705
Texas - 9.8%
Arlington Higher Education Finance Corp. Revenue Bonds	200	5.875	03/01/24	209
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,206
Arlington Higher Education Finance Corp. Revenue Bonds	525	6.625	03/01/29	550
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,223
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,238
Canadian River Municipal Water Authority Corp. Revenue Bonds(µ)(ae)	1,215	5.000	02/15/16	1,217
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,374
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	606
City of Beaumont Texas Waterworks & Sewer System Revenue Bonds(µ)	425	4.000	09/01/18	456
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	2,002
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,597
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,403
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,592
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	658
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	1,035
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,201
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,612
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,611
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,084
Clifton Higher Education Finance Corp. Revenue Bonds	300	2.350	08/15/16	302
Clifton Higher Education Finance Corp. Revenue Bonds	425	3.000	08/15/17	439
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	429
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,249
County of Fort Bend Texas General Obligation Limited(µ)	1,000	5.000	03/01/16	1,004
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,607
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	289
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	207
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	258
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	4,028
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,214
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,547
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,424
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	2,107
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,812

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 237

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,391
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,079
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	784
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,595
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,174
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	880
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,633
Houston Higher Education Finance Corp. Revenue Bonds(ae)	650	6.500	05/15/21	829
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,937
Houston Higher Education Finance Corp. Revenue Bonds	555	6.500	05/15/31	667
Karnes County Hospital District Revenue Bonds	1,100	4.000	02/01/19	1,141
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,231
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,187
Lower Colorado River Authority Revenue Bonds	5	5.000	05/15/16	5
Lower Colorado River Authority Revenue Bonds	3,585	5.500	05/15/31	4,289
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	630
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	724
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	198
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	548
North Texas Tollway Authority Revenue Bonds(ae)	840	6.000	01/01/18	923
North Texas Tollway Authority Revenue Bonds	120	6.000	01/01/24	131
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,572
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	870
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	938
Reagan Hospital District of Reagan County General Obligation Limited	485	3.750	02/01/23	509
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	547
Reagan Hospital District of Reagan County General Obligation Limited	3,000	5.000	02/01/34	3,214
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,549
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,553
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	2,500	2.500	12/01/18	2,527
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	7,120
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,393
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,775	6.250	12/15/26	4,653
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	1,057
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	4,045
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,750
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,544
Texas Public Finance Authority Revenue Bonds	10,985	4.000	07/01/17	11,336
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	400	4.000	08/15/16	407
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	445	4.000	08/15/17	468
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	323
Texas Transportation Commission State Highway Fund Revenue Bonds(ae)	2,500	5.000	04/01/16	2,519
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,276
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	622
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,233
				134,791
Utah - 0.3%
County of Salt Lake Utah Revenue Bonds(Ê)	2,000	5.000	12/01/33	2,118
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	556
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,380
				4,054
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	636

Virgin Islands - 1.5%
Virgin Islands Public Finance Authority Revenue Bonds	4,455	5.000	10/01/18	4,726
Virgin Islands Public Finance Authority Revenue Bonds	1,000	4.000	10/01/22	1,056
Virgin Islands Public Finance Authority Revenue Bonds(µ)	7,400	5.000	10/01/29	8,432

See accompanying notes which are an integral part of this quarterly report.

238 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Virgin Islands Public Finance Authority Revenue Bonds	670		5.250	10/01/29	742
Virgin Islands Public Finance Authority Revenue Bonds	2,650		5.000	10/01/32	2,862
Virgin Islands Public Finance Authority Revenue Bonds	2,110		6.750	10/01/37	2,389
					20,207
Virginia - 1.0%
Chesterfield County Economic Development Authority Revenue Bonds	650		5.000	05/01/23	726
Commonwealth of Virginia General Obligation Unlimited	1,000		5.000	06/01/23	1,097
County of Fairfax Virginia General Obligation Unlimited	1,000		5.000	04/01/18	1,091
Henrico County Economic Development Authority Revenue Bonds	1,490		5.000	11/01/30	1,694
Virginia College Building Authority Revenue Bonds	530		5.000	07/01/19	570
Virginia College Building Authority Revenue Bonds	585		5.000	07/01/20	636
Virginia College Building Authority Revenue Bonds	710		5.250	07/01/30	762
Virginia Commonwealth Transportation Board Revenue Bonds	1,950		5.000	03/15/18	2,119
Virginia Public School Authority Revenue Bonds	1,000		5.000	08/01/17	1,066
Virginia Resources Authority Revenue Bonds	3,795		5.000	11/01/21	4,600
					14,361
Washington - 3.3%
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,760		5.000	05/01/20	6,704
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,545		5.000	05/01/21	6,635
City of Seattle Washington Municipal Light & Power Revenue Bonds	2,820		5.000	05/01/22	3,446
County of King Washington Sewer Revenue Bonds	3,085		5.000	01/01/28	3,666
Energy Northwest Revenue Bonds	1,000		7.125	07/01/16	1,028
Energy Northwest Revenue Bonds	2,000		5.000	07/01/19	2,274
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,060		3.750	09/01/19	1,090
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,000		4.500	09/01/22	1,058
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115		5.000	12/01/18	1,212
Port of Seattle Washington Revenue Bonds	1,000		5.000	06/01/22	1,151
Port of Seattle Washington Revenue Bonds	1,285		5.000	03/01/23	1,574
Snohomish County School District No. 15 Edmonds General Obligation Unlimited(µ)(ae)	2,000		5.000	06/01/16	2,030
State of Washington General Obligation Unlimited	1,000		5.000	07/01/17	1,062
State of Washington Revenue Bonds	8,000		5.000	09/01/20	9,335
Washington Health Care Facilities Authority Revenue Bonds	270		5.000	03/01/18	290
Washington Health Care Facilities Authority Revenue Bonds	700		5.000	07/01/30	808
Washington State Housing Finance Commission Revenue Bonds	1,400		4.375	01/01/21	1,419
					44,782
West Virginia - 0.2%
County of Mason West Virginia Revenue Bonds(Ê)	1,000		1.625	10/01/22	1,003
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,609
					2,612
Wisconsin - 1.5%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000		5.500	12/01/30	4,829
Public Finance Authority Revenue Bonds	1,250		5.125	11/15/29	1,314
State of Wisconsin General Obligation Unlimited	4,250		5.000	11/01/20	5,025
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500		5.000	07/01/19	1,704
Wisconsin Department of Transportation Revenue Bonds	5,950		5.000	07/01/22	7,325
					20,197
Wyoming - 0.2%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,114
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/16	1,037
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/18	1,072
					3,223
Total Municipal Bonds (cost $1,251,761)					1,313,822

Short-Term Investments - 3.4%
Russell U.S. Cash Management Fund	47,521,500	(8)			47,522
Total Short-Term Investments (cost $47,522)					47,522

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 239

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Total Investments 99.3% (identified cost $1,299,283)				1,361,344
Other Assets and Liabilities, Net - 0.7%				8,948
Net Assets - 100.0%				1,370,292

See accompanying notes which are an integral part of this quarterly report.

240 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Municipal Bonds
Alabama	$—	$20,325	$—	$20,325
Alaska	—	1,718	—	1,718
Arizona	—	34,453	—	34,453
Arkansas	—	1,616	—	1,616
California	—	116,185	—	116,185
Colorado	—	31,034	—	31,034
Connecticut	—	29,163	—	29,163
Delaware	—	1,063	—	1,063
District of Columbia	—	2,260	—	2,260
Florida	—	119,853	—	119,853
Georgia	—	22,587	—	22,587
Guam	—	12,577	—	12,577
Hawaii	—	1,652	—	1,652
Idaho	—	8,119	—	8,119
Illinois	—	105,266	—	105,266
Indiana	—	4,431	—	4,431
Iowa	—	6,461	—	6,461
Kansas	—	4,963	—	4,963
Kentucky	—	3,299	—	3,299
Louisiana	—	27,025	—	27,025
Maryland	—	3,916	—	3,916
Massachusetts	—	8,801	—	8,801
Michigan	—	48,174	—	48,174
Minnesota	—	11,677	—	11,677
Mississippi	—	3,988	—	3,988
Missouri	—	12,493	—	12,493
Nebraska	—	9,195	—	9,195
Nevada	—	12,894	—	12,894
New Hampshire	—	3,741	—	3,741
New Jersey	—	69,815	—	69,815
New Mexico	—	3,923	—	3,923
New York	—	125,691	—	125,691
North Carolina	—	6,597	—	6,597
North Dakota	—	3,632	—	3,632
Ohio	—	65,434	—	65,434
Oklahoma	—	3,607	—	3,607
Oregon	—	5,169	—	5,169
Pennsylvania	—	51,992	—	51,992
Puerto Rico	—	43,123	—	43,123
Rhode Island	—	574	—	574
South Carolina	—	12,367	—	12,367
South Dakota	—	2,401	—	2,401
Tennessee	—	5,705	—	5,705
Texas	—	134,791	—	134,791
Utah	—	4,054	—	4,054
Vermont	—	636	—	636
Virgin Islands	—	20,207	—	20,207
Virginia	—	14,361	—	14,361

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 241

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Washington	—	44,782	—	44,782
West Virginia	—	2,612	—	2,612
Wisconsin	—	20,197	—	20,197
Wyoming	—	3,223	—	3,223
Short-Term Investments	—	47,522	—	47,522
Total Investments	$—	$1,361,344	$—	$1,361,344

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

242 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
Short-Term Investments - 88.1%				Total Investments 88.1%
Russell U.S. Cash Management Fund (a)	575,962,637	(8)	575,963	(identified cost $596,961)	596,961
United States Treasury Bills
0.127% due 02/18/16(~)(ç)(§)	20,000		19,999	Other Assets and Liabilities,
0.315% due 04/28/16(~)(ç)(§)	1,000		999	Net - 11.9%	80,948
Total Short-Term Investments
(cost $596,961)			596,961	Net Assets - 100.0%	677,909

(a) Russell U.S. Cash Management Fund is an investment fund which is valued daily and allows redemptions on a daily basis. The fund exists primarily for the investment and reinvestment of cash balances held by Russell Investment Company and Russell Investment Funds. Russell
Commodity Strategies Fund’s ownership in the Russell U.S. Cash Management Fund includes a proportional ownership in Federal Home Loan
Discount Notes with an approximate aggregate value of $74,667,002 which represents 11.01% of Russell U.S. Cash Management Fund’s net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 243

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
WTI Crude Oil Futures		47	USD	1,580	02/16	225
WTI Crude Oil Futures		96	USD	4,008	11/16	(753)
Short Positions
WTI Crude Oil Futures		49	USD	1,862	05/16	462
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(66)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty		Amount		Date	$
Long Reference Entity
Bloomberg Aluminum Subindex	Merrill Lynch		USD	1,239	07/15/16	—
Bloomberg Aluminum Subindex	UBS		USD	2,527	03/10/16	—
Bloomberg Brent Crude Subindex	Barclays		USD	3,460	06/30/16	69
Bloomberg Brent Crude Subindex	Merrill Lynch		USD	3,986	07/15/16	—
Bloomberg Brent Crude Subindex	UBS		USD	1,941	03/21/16	—
Bloomberg Coffee Subindex	Merrill Lynch		USD	487	04/04/16	—
Bloomberg Coffee Subindex	Merrill Lynch		USD	1,810	07/15/16	—
Bloomberg Commodity Index	Barclays		USD	5,399	06/30/16	547
Bloomberg Commodity Index	Barclays		USD	1,245	06/30/16	96
Bloomberg Commodity Index	Merrill Lynch		USD	1,500	04/04/16	—
Bloomberg Commodity Index	Merrill Lynch		USD	3,002	04/04/16	—
Bloomberg Commodity Index 2 Month Forward Total
Return	Merrill Lynch		USD	12,001	04/04/16	—
Bloomberg Commodity Index 2 Month Forward Total
Return	Merrill Lynch		USD	18,701	07/15/16	—
Bloomberg Commodity Index 2 Month Forward Total
Return	UBS		USD	11,664	03/10/16	—
Bloomberg Commodity Index 2 Month Forward Total
Return	UBS		USD	5,785	03/16/16	—
Bloomberg Commodity Total Return Index	Barclays		USD	11,761	02/25/16	556
Bloomberg Commodity Total Return Index	Merrill Lynch		USD	8,984	04/04/16	—
Bloomberg Commodity Total Return Index	Morgan Stanley		USD	13,650	02/25/16	61
Bloomberg Commodity Total Return Index	UBS		USD	4,207	02/16/16	—
Bloomberg Copper Index	Goldman Sachs		BRL	1,329	02/18/16	2,417
Bloomberg Copper Index	JPMorgan Chase		USD	774	03/20/16	77
Bloomberg Cotton Subindex	Barclays		USD	1,708	06/30/16	711
Bloomberg Cotton Subindex	Merrill Lynch		USD	1,901	04/04/16	—
Bloomberg Gold Subindex	Barclays		USD	2,500	09/30/16	136
Bloomberg Gold Subindex	JPMorgan Chase		USD	453	03/20/16	77
Bloomberg Gold Subindex	Merrill Lynch		USD	1,449	04/04/16	—
Bloomberg Heating Oil Subindex	Societe Generale		USD	3,496	02/25/16	74
Bloomberg Lean Hogs Subindex	Merrill Lynch		USD	1,583	04/04/16	—
Bloomberg Lean Hogs Subindex	UBS		USD	1,561	02/25/16	150
Bloomberg Live Cattle Subindex	Barclays		USD	4,655	06/30/16	536
Bloomberg Natural Gas Subindex	Merrill Lynch		USD	1,818	07/15/16	—
Bloomberg Nickel Index	Barclays		USD	2,735	04/29/16	258
Bloomberg Platinum Subindex	Barclays		USD	6,658	09/30/16	177
Bloomberg Silver Subindex	Barclays		USD	2,709	04/29/16	149
Bloomberg Silver Subindex	Merrill Lynch		USD	2,547	07/15/16	—
Bloomberg Soy Meal Subindex	Goldman Sachs		BRL	2,781	02/18/16	(216)
Bloomberg Soy Meal Subindex	Morgan Stanley		USD	709	09/18/17	71
Bloomberg Soybean Oil Subindex	Merrill Lynch		USD	1,651	07/15/16	—
Bloomberg Soybean Oil Subindex	UBS		USD	1,156	03/16/16	—
Bloomberg Sugar Subindex	Goldman Sachs		BRL	610	02/16/16	(694)
Bloomberg Sugar Subindex	UBS		USD	3,402	03/16/16	—
Bloomberg Unleaded Gasonline Subindex	Goldman Sachs		BRL	1,095	02/18/16	2,280
Bloomberg Unleaded Gasonline Subindex	Merrill Lynch		USD	3,850	04/04/16	—
Bloomberg WTI Crude Oil Subindex 3 Month Forward	JPMorgan Chase		USD	625	03/20/16	64
Bloomberg Zinc Subindex	Barclays		USD	5,531	10/31/16	1,236
Bloomberg Zinc Subindex	Merrill Lynch		USD	2,061	04/04/16	—
Bloomberg Zinc Subindex	UBS		USD	895	03/16/16	—
Cargill Custom Index	Merrill Lynch		USD	1,495	04/04/16	—
Macquarie Commodity Customized Product	Barclays		USD	24,059	09/30/16	1,019

See accompanying notes which are an integral part of this quarterly report.

244 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Merrill Lynch Commodity Index eXtra BIN1 Index	Merrill Lynch	USD	24,832	04/04/16	—
Merrill Lynch Commodity Index eXtra CS2T Index	Merrill Lynch	USD	44,005	04/04/16	—
Merrill Lynch Commodity Index eXtra(Palladium) Excess
Return	Barclays	USD	3,220	06/30/16	68
Russell Core Commodity Diversified Index	BNP Paribas	USD	101,995	02/25/16	154
Societe Generale Commodity P04T Index	Barclays	USD	15,377	10/31/16	897
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					10,970

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of January 31, 2016 ranged from 0.00% to 0.35%. The floating rate fees were all based on the 3-month Treasury Bill rate plus a fee ranging from 0.138% to 0.296%. For the period ended January 31, 2016, there were no performance based fees.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Short-Term Investments	$—	$596,961		$—	$596,961
Total Investments	—	596,961		—	596,961

Other Financial Instruments
Futures Contracts	(66)	—		—	(66)
Total Return Swap Contracts	—	10,970		—	10,970
Total Other Financial Instruments*	$(66)	$10,970		$—	$10,904

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 245

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.0%			Zhejiang Expressway Co., Ltd. Class H	680,000	589
Australia - 8.7%					24,152
APA Group	755,252	4,572
Aurizon Holdings, Ltd.	138,466	364	France - 6.5%
AusNet Services(Æ)	2,208,978	2,307	Aeroports de Paris	105,693	11,972
DUET Group	3,492,387	5,736	Eutelsat Communications SA(Æ)	278,442	9,045
Macquarie Atlas Roads Group	1,778,392	5,408	Groupe Eurotunnel SE	3,196,586	36,902
Spark Infrastructure Group	5,176,386	7,280	Rubis SCA	36,619	2,752
Sydney Airport	1,857,550	8,703	Suez Environnement Co.	206,064	3,823
Transurban Group - ADR(Æ)	9,784,048	74,972	Vinci SA	244,162	16,558
		109,342			81,052

Austria - 0.3%			Germany - 1.4%
Flughafen Wien AG	44,186	3,889	Fraport AG Frankfurt Airport Services
Oesterreichische Post AG	8,961	318	Worldwide	292,128	17,700
		4,207
			Hong Kong - 3.3%
Belgium - 0.2%			Beijing Enterprises Holdings, Ltd.	548,142	2,748
bpost SA	45,076	1,073	Cheung Kong Infrastructure Holdings,
Elia System Operator SA	17,211	830	Ltd.	193,110	1,817
		1,903	China Everbright International, Ltd.	2,438,530	2,606
			China Gas Holdings, Ltd.(Æ)	208,712	266
Brazil - 1.6%			China Merchants Holdings International
Alupar Investimento SA	68,125	211	Co., Ltd.	7,375,683	20,404
CCR SA	3,125,309	9,986	CLP Holdings, Ltd.	63,922	536
Cia de Saneamento Basico do Estado de			Hong Kong & China Gas Co., Ltd.	890,226	1,555
Sao Paulo - ADR(Æ)(Ñ)	1,456,460	7,734	MTR Corp., Ltd.	98,625	448
CPFL Energias Renovaveis SA(Æ)	90,531	261	Power Assets Holdings, Ltd.	1,179,380	10,787
Ultrapar Participacoes SA	67,424	1,001			41,167
Wilson Sons, Ltd.	70,606	504
		19,697	India - 0.3%
			Power Grid Corp. of India, Ltd.	1,504,798	3,293
Canada - 5.3%
AltaGas, Ltd. - ADR(Ñ)	62,735	1,468	Indonesia - 0.1%
Brookfield Infrastructure Partners, LP(Ñ)	37,545	1,350	Jasa Marga Persero Tbk PT	503,631	212
Emera, Inc.	35,421	1,129	Tower Bersama Infrastructure Tbk PT(Æ)	1,868,444	869
Enbridge, Inc.	1,099,285	38,137			1,081
Fortis, Inc.	30,826	896
Keyera Corp.	750	20	Italy - 7.7%
Pembina Pipeline Corp.(Ñ)	33,825	769	ASTM SpA	67,798	737
TransCanada Corp.	611,282	21,201	Atlantia SpA	1,949,153	50,925
Veresen, Inc.(Ñ)	161,502	920	Ei Towers SpA	41,346	2,403
Westshore Terminals Investment Corp.	131,913	1,234	Hera SpA	2,178,573	6,095
		67,124	Infrastrutture Wireless Italiane SpA(Æ)
			(Þ)	533,157	2,699
Cayman Islands - 0.1%			RAI Way SpA(Þ)	163,458	763
HKBN, Ltd.(Æ)	1,204,991	1,532	Snam Rete Gas SpA	3,691,834	20,686
			Societa Iniziative Autostradali e Servizi
Chile - 0.5%			SpA	261,289	2,476
AES Gener SA(Æ)	3,141,567	1,388	Terna Rete Elettrica Nazionale SpA	1,814,615	9,711
Aguas Andinas SA Class A	3,539,411	1,775			96,495
Empresa Nacional de Electricidad SA
- ADR	29,641	1,150	Japan - 3.9%
Enersis SA - ADR	143,114	1,687	Central Japan Railway Co.	9,900	1,838
		6,000	Chugoku Electric Power Co., Inc. (The)	85,100	1,135
			East Japan Railway Co.	198,494	18,281
China - 1.9%			Electric Power Development Co., Ltd.	30,500	1,029
China Everbright Water, Ltd.(Æ)(Ñ)	2,350,438	783	Japan Airport Terminal Co., Ltd.(Ñ)	126,853	5,073
COSCO Pacific, Ltd.(Þ)	11,316,573	12,770	Kamigumi Co., Ltd.	1,801,494	16,255
Hopewell Highway Infrastructure, Ltd.	1,026,519	470	Tohoku Electric Power Co., Inc.	92,300	1,153
Jiangsu Expressway Co., Ltd. Class H	7,825,990	9,328
Towngas China Co., Ltd.	439,317	212

See accompanying notes which are an integral part of this quarterly report.

246 Russell Global Infrastructure Fund

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Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tokyo Gas Co., Ltd.	796,000	3,660	Aena SA(Æ)(Þ)	81,956	9,141
		48,424	Cellnex Telecom SAU(Æ)(Þ)	89,406	1,539
			Enagas SA	171,978	5,011
Luxembourg - 0.9%			Ferrovial SA(Æ)	542,458	11,952
SES SA	453,313	11,879	Red Electrica Corp. SA	39,998	3,231
					72,705
Malaysia - 0.1%
Petronas Gas BHD	180,119	993	Switzerland - 1.1%
Westports Holdings BHD	429,784	420	Flughafen Zuerich AG	17,989	13,266
		1,413
			United Kingdom - 6.3%
Mexico - 1.5%			BBA Aviation PLC	3,382,110	7,890
Grupo Aeroportuario del Centro Norte			Centrica PLC	103,087	303
Sab de CV - ADR(Æ)	75,362	2,798	National Grid PLC	2,190,615	30,875
Grupo Aeroportuario del Pacifico SAB de			National Grid PLC - ADR(Ñ)	170,359	12,063
CV Class B(Æ)	612,452	5,144	Pennon Group PLC	296,309	3,751
Grupo Aeroportuario del Pacifico SAB de			Scottish & Southern Energy PLC	507,185	10,538
CV - ADR	59,618	5,010	Severn Trent PLC Class H	156,740	4,910
Grupo Aeroportuario del Sureste SAB de			Shanks Group PLC	336,931	427
CV - ADR	19,064	2,606	United Utilities Group PLC	622,868	8,522
Infraestructura Energetica Nova SAB					79,279
de CV	76,609	300
OHL Mexico SAB de CV(Æ)	698,207	649	United States - 35.6%
Promotora y Operadora de			AES Corp.	551,327	5,238
Infraestructura SAB de CV Class			Alliant Energy Corp.	128,085	8,369
L(Æ)	238,255	2,357	Ameren Corp.	75,167	3,376
		18,864	American Electric Power Co., Inc.	44,323	2,702
			American Tower Corp.(ö)	70,449	6,646
Netherlands - 0.1%			American Water Works Co., Inc.	127,279	8,262
Koninklijke Vopak NV	40,593	1,766	Aqua America, Inc.	32,471	1,024
			Atmos Energy Corp.	75,298	5,212
New Zealand - 1.4%			Avangrid, Inc.(Æ)	27,168	1,045
Auckland International Airport, Ltd.	2,802,651	10,129	CenterPoint Energy, Inc.	58,572	1,047
Contact Energy, Ltd.	517,821	1,547	Cheniere Energy, Inc.(Æ)	53,400	1,605
Infratil, Ltd.	1,538,452	3,096	CMS Energy Corp.	131,007	5,094
Port of Tauranga, Ltd.(Ñ)	246,264	2,986	Columbia Pipeline Group, Inc.	418,998	7,772
Vector, Ltd.	16,989	36	Connecticut Water Service, Inc.	30,928	1,328
		17,794	Crown Castle International Corp.(ö)	76,988	6,636
Norway - 0.0%			CSX Corp.	465,671	10,720
Hafslund ASA Class B	57,564	375	Digital Realty Trust, Inc.(ö)	22,435	1,797
			Dominion Resources, Inc.	156,379	11,286
Philippines - 0.2%			DTE Energy Co.	58,112	4,940
International Container Terminal			Duke Energy Corp.	258,286	19,449
Services, Inc.	1,946,338	2,493	Edison International	157,285	9,720
			Enterprise Products Partners, LP(Ñ)	311,104	7,438
Portugal - 0.1%			Eversource Energy	239,955	12,910
REN - Redes Energeticas Nacionais			Exelon Corp.	489,491	14,474
SGPS SA	558,640	1,679	Genesee & Wyoming, Inc. Class A(Æ)	458	23
			Great Plains Energy, Inc.	201,809	5,626
Singapore - 1.1%			ITC Holdings Corp.	404,889	16,155
CitySpring Infrastructure Trust	10,054,786	3,251	Kansas City Southern	51,246	3,632
ComfortDelGro Corp., Ltd.	954,355	1,910	Kinder Morgan, Inc.	1,578,454	25,966
Hutchison Port Holdings Trust	9,311,071	4,460	Laclede Group, Inc. (The)	30,243	1,934
Parkway Life Real Estate Investment			Macquarie Infrastructure Corp.	29,172	1,956
Trust(Æ)(ö)	1,313,278	2,084	Magellan Midstream Partners, LP	140,684	9,036
SATS, Ltd.	404,575	1,105	NextEra Energy, Inc.(Ñ)	441,060	46,272
Singapore Post, Ltd.	1,438,535	1,352	NiSource, Inc.	185,370	3,895
		14,162	Norfolk Southern Corp.	64,100	4,519
			NorthWestern Corp.	22,394	1,250
Spain - 5.8%			ONE Gas, Inc.	32,013	1,811
Abertis Infraestructuras SA	2,795,353	41,831	ONEOK, Inc.	67,545	1,682

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 247

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Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Pattern Energy Group, Inc. Class A(Ñ)	87,950		1,667
	PG&E Corp.	578,835		31,784
	Phillips 66 Partners, LP	65		4
	Pinnacle West Capital Corp.	15,445		1,024
	PPL Corp.	380,589		13,343
	SBA Communications Corp. Class A(Æ)	160,599		15,944
	Sempra Energy	145,464		13,783
	Shell Midstream Partners, LP(Æ)	1,962		70
	SJW Corp.	29,394		958
	Southern Co. (The)	53,114		2,598
	Southwest Gas Corp.	20,858		1,227
	Spectra Energy Corp.	758,105		20,810
	Tallgrass Energy GP, LP Class A(Ñ)	63,451		983
	Targa Resources Corp.	13,957		314
	UGI Corp.	263,453		8,957
	Union Pacific Corp.	146,915		10,578
	Unitil Corp.	33,360		1,293
	Waste Connections, Inc.	5,902		354
	WEC Energy Group, Inc.	23,551		1,301
	Westar Energy, Inc. Class A	116,884		5,091
	WGL Holdings, Inc.	42,393		2,831
	Williams Cos., Inc. (The)	305,637		5,899
	Xcel Energy, Inc.	639,557		24,444
				447,104

	Total Common Stocks
	(cost $1,172,461)			1,205,948

Short	-Term Investments - 3.0%
	United States - 3.0%
	Russell U.S. Cash Management Fund	37,946,331	(8)	37,946
	Total Short-Term Investments
	(cost $37,946)			37,946

	Other Securities - 2.4%
	Russell U.S. Cash Collateral Fund(×)	30,253,785	(8)	30,254
	Total Other Securities
	(cost $30,254)			30,254

	Total Investments 101.4%
	(identified cost $1,240,661)			1,274,148

	Other Assets and Liabilities, Net
-	(1.4%)			(17,762)
	Net Assets - 100.0%			1,256,386

See accompanying notes which are an integral part of this quarterly report.

248 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
CAC40 Euro Index Futures			59	EUR	2,603	02/16	6
Dow Jones Index Futures			2	EUR	488	03/16	6
EURO STOXX 50 Index Futures			53	EUR	1,605	03/16	(42)
FTSE 100 Index Futures			30	GBP	1,802	03/16	25
Hang Seng Index Futures			23	HKD	22,681	02/16	92
IBEX 35 Index Futures			51	EUR	4,472	02/16	(102)
S&P 500 E-Mini Index Futures			58	USD	5,597	03/16	(181)
S&P Utilities Select Sector Index Futures			183	USD	8,332	03/16	387
S&P/TSX 60 Index Futures			23	CAD	3,463	03/16	3
SPI 200 Index Futures			49	AUD	6,082	03/16	(64)
TOPIX Index Futures			13	JPY	187,070	03/16	(75)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							55

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD	669		CAD	940	03/16/16	2
Bank of America	USD	46		EUR	42	02/02/16	(1)
Bank of America	USD	126		EUR	115	02/02/16	(1)
Bank of America	USD	225		EUR	205	02/02/16	(2)
Bank of America	USD	2,971		EUR	2,710	03/16/16	(33)
Bank of America	USD	560		GBP	390	03/16/16	(5)
Bank of America	USD	231		HKD	1,800	03/16/16	—
Bank of America	USD	203		JPY	24,080	03/16/16	(4)
Bank of America	AUD	150		USD	107	03/16/16	2
Bank of America	AUD	189		USD	137	03/16/16	4
Bank of America	AUD	400		USD	290	03/16/16	8
Bank of America	AUD	420		USD	294	03/16/16	(3)
Bank of America	AUD	600		USD	434	03/16/16	10
Bank of America	AUD	1,500		USD	1,046	03/16/16	(13)
Bank of America	CAD	150		USD	109	03/16/16	2
Bank of America	CAD	246		USD	177	03/16/16	2
Bank of America	CAD	410		USD	292	03/16/16	(1)
Bank of America	CAD	500		USD	370	03/16/16	13
Bank of America	CAD	800		USD	558	03/16/16	(15)
Bank of America	EUR	173		USD	189	02/01/16	2
Bank of America	EUR	72		USD	78	02/02/16	—
Bank of America	EUR	106		USD	115	02/02/16	—
Bank of America	EUR	200		USD	218	03/16/16	1
Bank of America	EUR	250		USD	274	03/16/16	3
Bank of America	EUR	351		USD	384	03/16/16	3
Bank of America	EUR	1,200		USD	1,303	03/16/16	2
Bank of America	EUR	1,250		USD	1,357	03/16/16	2
Bank of America	EUR	2,500		USD	2,718	03/16/16	7
Bank of America	GBP	60		USD	90	03/16/16	5
Bank of America	GBP	72		USD	107	03/16/16	4
Bank of America	GBP	100		USD	147	03/16/16	5
Bank of America	GBP	160		USD	230	03/16/16	2
Bank of America	GBP	450		USD	648	03/16/16	7
Bank of America	HKD	912		USD	118	03/16/16	1
Bank of America	HKD	1,000		USD	129	03/16/16	1
Bank of America	HKD	2,500		USD	323	03/16/16	1
Bank of America	HKD	3,550		USD	455	03/16/16	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 249

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in  thousands

							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
	Counterparty		Sold		Bought	Settlement Date	$
Bank of America		HKD	6,000	USD	770	03/16/16	(1)
Bank of America		JPY	5,000	USD	41	03/16/16	—
Bank of America		JPY	9,838	USD	82	03/16/16	—
Bank of America		JPY	20,830	USD	176	03/16/16	4
Bank of America		JPY	45,000	USD	381	03/16/16	9
Bank of Montreal		USD	324	EUR	300	03/16/16	1
BNP Paribas		AUD	450	USD	323	03/16/16	5
BNP Paribas		AUD	450	USD	326	03/16/16	8
BNP Paribas		AUD	500	USD	358	03/16/16	5
BNP Paribas		AUD	500	USD	360	03/16/16	7
BNP Paribas		CAD	300	USD	218	03/16/16	4
BNP Paribas		CAD	300	USD	220	03/16/16	6
BNP Paribas		CAD	350	USD	254	03/16/16	4
BNP Paribas		CAD	350	USD	251	03/16/16	1
BNP Paribas		EUR	850	USD	937	03/16/16	16
BNP Paribas		EUR	900	USD	987	03/16/16	11
BNP Paribas		EUR	900	USD	977	03/16/16	—
BNP Paribas		EUR	1,000	USD	1,093	03/16/16	8
BNP Paribas		GBP	150	USD	225	03/16/16	11
BNP Paribas		GBP	150	USD	227	03/16/16	14
BNP Paribas		GBP	180	USD	273	03/16/16	17
BNP Paribas		GBP	200	USD	294	03/16/16	9
BNP Paribas		HKD	1,500	USD	194	03/16/16	1
BNP Paribas		HKD	2,000	USD	258	03/16/16	1
BNP Paribas		HKD	2,000	USD	258	03/16/16	1
BNP Paribas		HKD	2,500	USD	323	03/16/16	1
BNP Paribas		JPY	15,000	USD	124	03/16/16	—
BNP Paribas		JPY	15,000	USD	123	03/16/16	(1)
BNP Paribas		JPY	15,000	USD	124	03/16/16	—
BNP Paribas		JPY	25,000	USD	210	03/16/16	3
Credit Suisse		USD	10	HKD	78	02/02/16	—
Deutsche Bank		USD	279	AUD	400	03/16/16	3
Deutsche Bank		USD	517	AUD	720	03/16/16	(8)
Deutsche Bank		USD	142	CAD	200	03/16/16	1
Deutsche Bank		USD	221	CAD	300	03/16/16	(7)
Deutsche Bank		USD	438	EUR	400	03/16/16	(4)
Deutsche Bank		USD	983	EUR	900	03/16/16	(7)
Deutsche Bank		USD	219	GBP	150	03/16/16	(6)
Deutsche Bank		USD	193	HKD	1,500	03/16/16	(1)
Deutsche Bank		USD	258	HKD	2,000	03/16/16	(1)
Deutsche Bank		USD	85	JPY	10,000	03/16/16	(2)
Deutsche Bank		EUR	—	USD	—	02/01/16	—
Deutsche Bank		EUR	886	USD	960	02/02/16	—
HSBC		USD	1,422	AUD	1,984	03/16/16	(21)
HSBC		USD	1,112	CAD	1,512	03/16/16	(33)
HSBC		USD	3,747	EUR	3,430	03/16/16	(28)
HSBC		USD	975	GBP	650	03/16/16	(48)
HSBC		USD	2,029	HKD	15,718	03/16/16	(9)
HSBC		USD	542	JPY	66,532	03/16/16	8
HSBC		AUD	300	USD	208	03/16/16	(4)
HSBC		CAD	200	USD	139	03/16/16	(3)
HSBC		EUR	700	USD	762	03/16/16	3
HSBC		GBP	100	USD	144	03/16/16	2
HSBC		HKD	1,000	USD	129	03/16/16	—
HSBC		JPY	10,000	USD	85	03/16/16	2
National Australia Bank		GBP	315	USD	452	02/01/16	3
Royal Bank of Canada		USD	1,425	AUD	1,984	03/16/16	(23)
Royal Bank of Canada		USD	1,112	CAD	1,512	03/16/16	(33)

See accompanying notes which are an integral part of this quarterly report.

250 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in  thousands

							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
	Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada		USD	3,742	EUR	3,430	03/16/16	(23)
Royal Bank of Canada		USD	975	GBP	650	03/16/16	(49)
Royal Bank of Canada		USD	542	JPY	66,532	03/16/16	8
Royal Bank of Canada		AUD	600	USD	429	03/16/16	5
Royal Bank of Canada		EUR	1,200	USD	1,307	03/16/16	5
State Street		USD	488	AUD	700	03/16/16	7
State Street		USD	877	AUD	1,240	03/16/16	(1)
State Street		USD	1,152	AUD	1,600	03/16/16	(22)
State Street		USD	2,017	AUD	2,800	03/16/16	(39)
State Street		USD	3,406	AUD	4,800	03/16/16	(15)
State Street		USD	737	CAD	1,000	03/16/16	(24)
State Street		USD	1,436	CAD	2,000	03/16/16	(8)
State Street		USD	2,366	CAD	3,300	03/16/16	(11)
State Street		USD	765	EUR	700	03/16/16	(6)
State Street		USD	3,096	EUR	2,800	03/16/16	(58)
State Street		USD	5,491	EUR	5,000	03/16/16	(68)
State Street		USD	9,226	EUR	8,500	03/16/16	(8)
State Street		USD	275	GBP	191	02/01/16	(2)
State Street		USD	218	GBP	150	03/16/16	(4)
State Street		USD	759	GBP	500	03/16/16	(47)
State Street		USD	1,334	GBP	900	03/16/16	(52)
State Street		USD	2,310	GBP	1,550	03/16/16	(100)
State Street		USD	23	HKD	180	02/01/16	—
State Street		USD	37	HKD	289	02/01/16	—
State Street		USD	135	HKD	1,053	02/01/16	—
State Street		USD	56	HKD	439	02/02/16	—
State Street		USD	129	HKD	1,000	03/16/16	—
State Street		USD	618	HKD	4,810	03/16/16	—
State Street		USD	839	HKD	6,500	03/16/16	(4)
State Street		USD	1,420	HKD	11,000	03/16/16	(6)
State Street		USD	2,453	HKD	19,000	03/16/16	(11)
State Street		USD	348	JPY	42,010	03/16/16	—
State Street		USD	413	JPY	50,000	03/16/16	1
State Street		USD	745	JPY	90,000	03/16/16	(1)
State Street		USD	1,308	JPY	160,000	03/16/16	14
State Street		USD	33	MXN	604	02/04/16	—
State Street		AUD	8	USD	6	02/01/16	—
State Street		AUD	31	USD	22	02/01/16	—
State Street		AUD	41	USD	29	02/01/16	—
State Street		AUD	48	USD	34	02/01/16	—
State Street		AUD	29	USD	20	02/02/16	—
State Street		AUD	378	USD	269	02/02/16	1
State Street		AUD	5	USD	3	02/03/16	—
State Street		AUD	10	USD	7	02/03/16	—
State Street		AUD	900	USD	644	03/16/16	8
State Street		AUD	900	USD	649	03/16/16	13
State Street		AUD	1,110	USD	771	03/16/16	(13)
State Street		CAD	72	USD	52	02/01/16	—
State Street		CAD	88	USD	62	02/01/16	—
State Street		CAD	637	USD	451	02/01/16	(3)
State Street		CAD	650	USD	469	03/16/16	5
State Street		CAD	850	USD	596	03/16/16	(11)
State Street		CAD	1,000	USD	716	03/16/16	2
State Street		EUR	178	USD	194	02/01/16	1
State Street		EUR	219	USD	237	02/01/16	—
State Street		EUR	1,060	USD	1,149	02/03/16	1
State Street		EUR	1,200	USD	1,313	03/16/16	11
State Street		EUR	1,500	USD	1,641	03/16/16	14

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 251

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in  thousands

							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date		$
State Street	EUR	1,960	USD	2,129		03/16/16	3
State Street	GBP	43	USD	61		02/01/16	—
State Street	GBP	250	USD	372		03/16/16	16
State Street	GBP	340	USD	484		03/16/16	—
State Street	GBP	450	USD	670		03/16/16	29
State Street	HKD	24	USD	3		02/01/16	—
State Street	HKD	378	USD	49		02/01/16	—
State Street	HKD	532	USD	68		02/01/16	—
State Street	HKD	591	USD	76		02/02/16	—
State Street	HKD	3,200	USD	413		03/16/16	2
State Street	HKD	4,530	USD	581		03/16/16	(1)
State Street	HKD	6,000	USD	774		03/16/16	3
State Street	JPY	5,046	USD	43		02/01/16	1
State Street	JPY	5,851	USD	48		02/01/16	—
State Street	JPY	67	USD	1		02/02/16	—
State Street	JPY	13,177	USD	109		02/03/16	—
State Street	JPY	45,810	USD	376		02/03/16	(2)
State Street	JPY	189,875	USD	1,568		02/03/16	—
State Street	JPY	25,000	USD	207		03/16/16	—
State Street	JPY	45,000	USD	372		03/16/16	—
State Street	JPY	51,730	USD	437		03/16/16	10
UBS	AUD	1,200	USD	859		03/16/16	11
UBS	CAD	800	USD	582		03/16/16	11
UBS	EUR	2,000	USD	2,204		03/16/16	36
UBS	GBP	350	USD	533		03/16/16	34
UBS	HKD	4,500	USD	581		03/16/16	2
UBS	JPY	45,000	USD	373		03/16/16	1
Westpac	USD	208	JPY	24,983		02/02/16	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(396)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3			Total
Common Stocks
Australia	$—	$109,342			$—		$109,342
Austria	—		4,207		—		4,207
Belgium	—		1,903		—		1,903
Brazil	19,697		—		—		19,697
Canada	67,124		—		—		67,124
Cayman Islands	—		1,532		—		1,532
Chile	6,000		—		—		6,000
China	12,770		11,382		—		24,152
France	—		81,052		—		81,052
Germany	—		17,700		—		17,700
Hong Kong	—		41,167		—		41,167
India	—		3,293		—		3,293
Indonesia	—		1,081		—		1,081
Italy	—		96,495		—		96,495
Japan	—		48,424		—		48,424
Luxembourg	—		11,879		—		11,879
Malaysia	—		1,413		—		1,413
Mexico	18,864		—		—		18,864
Netherlands	—		1,766		—		1,766
New Zealand	—		17,794		—		17,794
Norway	—		375		—		375

See accompanying notes which are an integral part of this quarterly report.

252 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Philippines	—	2,493	—	2,493
Portugal	—	1,679	—	1,679
Singapore	—	14,162	—	14,162
Spain	—	72,705	—	72,705
Switzerland	—	13,266	—	13,266
United Kingdom	12,063	67,216	—	79,279
United States	447,104	—	—	447,104
Short-Term Investments	—	37,946	—	37,946
Other Securities	—	30,254	—	30,254
Total Investments	583,622	690,526	—	1,274,148

Other Financial Instruments
Futures Contracts	55	—	—	55
Foreign Currency Exchange Contracts	(4)	(392)	—	(396)
Total Other Financial Instruments*	$51	$(392)	$—	$(341)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 253

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.8%			Mercialys SA(ö)	93,088	1,905
Australia - 5.3%			Unibail-Rodamco SE(ö)	60,172	15,167
BGP Holdings PLC(Æ)(Å)	4,619,419	—			52,114
Dexus Property Group(ö)	1,357,702	7,137
Goodman Group(ö)	1,415,097	6,149	Germany - 2.4%
GPT Group (The)(ö)	750,661	2,617	alstria office REIT-AG(Æ)(ö)	379,615	4,741
Investa Office Fund(ö)	205,722	572	Deutsche EuroShop AG	12,143	519
Mirvac Group(ö)	2,512,580	3,398	Deutsche Wohnen AG	395,051	10,384
Scentre Group(ö)	6,313,103	19,582	Deutsche Wohnen AG(Æ)	71,475	1,820
Shopping Centres Australasia Property			LEG Immobilien AG(Æ)	69,732	5,634
Group(ö)	117,254	178	Vonovia SE	332,851	10,118
Stockland(ö)	1,910,381	5,606			33,216
Vicinity Centres(Æ)(ö)	7,343,502	15,254
Westfield Corp.(ö)	1,860,409	13,270	Hong Kong - 8.3%
		73,763	Champion REIT(Æ)(ö)	698,012	326
			Cheung Kong Property Holdings, Ltd.	2,553,500	13,856
Austria - 0.0%			China Overseas Land & Investment, Ltd.	166,000	476
Buwog AG(Æ)	1,225	25	Hang Lung Properties, Ltd. - ADR	416,000	766
			Henderson Land Development Co., Ltd.	1,599,222	8,690
Brazil - 0.1%			Hongkong Land Holdings, Ltd.	3,141,667	19,674
BR Malls Participacoes SA	183,900	546	Hysan Development Co., Ltd.	1,183,000	4,577
BR Properties SA	158,800	324	Kerry Properties, Ltd.	312,000	715
Iguatemi Empresa de Shopping Centers			Link REIT(ö)	3,229,297	18,485
SA	114,800	579	New World Development Co., Ltd.	4,339,551	3,504
		1,449	Sino Land Co., Ltd.	520,000	665
			Sun Hung Kai Properties, Ltd.	2,713,982	29,512
Canada - 1.4%			Swire Properties, Ltd.	3,311,800	8,582
Allied Properties Real Estate Investment			Wharf Holdings, Ltd. (The)	1,044,000	4,865
Trust(ö)	164,657	3,914			114,693
Boardwalk Real Estate Investment
Trust(Ñ)(ö)	36,986	1,163	Ireland - 0.3%
Brookfield Canada Office Properties(Ñ)			Green REIT PLC(ö)	1,771,988	2,897
(ö)	47,849	893	Hibernia REIT PLC(ö)	666,009	930
Canadian Real Estate Investment					3,827
Trust(ö)	86,804	2,544
Crombie Real Estate Investment Trust(ö)	70,792	673	Italy - 0.3%
Dream Office Real Estate Investment			Beni Stabili SpA SIIQ(Ñ)(ö)	6,256,231	4,216
Trust(Ñ)(ö)	46,274	532
First Capital Realty, Inc. Class A(Ñ)	220,572	2,947	Japan - 10.7%
H&R Real Estate Investment Trust(Ñ)(ö)	169,793	2,285	Activia Properties, Inc.(ö)	1,375	6,181
RioCan Real Estate Investment Trust(Ñ)			Advance Residence Investment Corp.(ö)	270	584
(ö)	186,488	3,293	Aeon Mall Co., Ltd.	229,600	3,501
Smart Real Estate Investment Trust(ö)	24,000	530	Daiwa Office Investment Corp.(ö)	106	605
		18,774	Frontier Real Estate Investment Corp.(ö)	50	203
			GLP J-Reit(ö)	4,299	4,203
China - 0.0%			Hulic Co., Ltd.	85,400	734
China Resources Land, Ltd.	146,000	362	Hulic Reit, Inc.(ö)	4,361	6,342
Dalian Wanda Commercial Properties			Japan Excellent, Inc.(Æ)(ö)	386	429
Co., Ltd. Class H(Þ)	62,900	305	Japan Hotel REIT Investment Corp.
		667	(Æ)(ö)	3,711	2,818
			Japan Logistics Fund, Inc.(Æ)(ö)	247	492
Finland - 0.2%			Japan Prime Realty Investment Corp.(ö)	851	3,060
Citycon OYJ(Æ)	800,049	1,909	Japan Real Estate Investment Corp.(ö)	1,963	10,397
Sponda OYJ	246,742	1,010	Japan Retail Fund Investment Corp.(ö)	3,805	8,031
		2,919	Kenedix Office Investment Corp. Class
			A(ö)	121	613
France - 3.8%			Kenedix Retail REIT Corp.(ö)	297	605
Fonciere Des Regions(ö)	69,210	5,880
Gecina SA(ö)	14,533	1,867	Mitsubishi Estate Co., Ltd.	1,943,000	38,512
Icad, Inc.(ö)	71,183	5,059	Mitsui Fudosan Co., Ltd.	1,637,350	38,496
Klepierre - GDR(ö)	509,955	22,236	Mori Hills REIT Investment Corp. Class
			A(Ñ)(ö)	689	870

See accompanying notes which are an integral part of this quarterly report.

254 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nippon Building Fund, Inc.(ö)	596	3,079	United Kingdom - 6.0%
Nippon Prologis REIT, Inc.(ö)	583	1,036	Big Yellow Group PLC(ö)	624,897	6,858
Nomura Real Estate Master Fund, Inc.			British Land Co. PLC (The)(ö)	552,595	5,861
(Æ)(ö)	3,194	3,928	Capital & Counties Properties PLC	128,683	682
Nomura Real Estate Master Fund, Inc.			Capital & Regional PLC(ö)	777,953	715
(Æ)(ö)	217	267	Derwent London PLC(ö)	169,368	7,858
Orix JREIT, Inc.(ö)	707	985	Great Portland Estates PLC(ö)	731,601	8,024
Sumitomo Realty & Development Co.,			Hammerson PLC(ö)	1,938,378	16,204
Ltd.	225,000	6,308	Helical Bar PLC	12,319	71
Tokyo Tatemono Co., Ltd.	61,600	663	Intu Properties PLC Class H(ö)	534,668	2,292
Tokyu Fudosan Holdings Corp.	407,900	2,671	Kennedy Wilson Europe Real Estate
Tokyu REIT, Inc.(ö)	109	128	PLC	124,279	1,978
United Urban Investment Corp.(ö)	2,042	2,795	Land Securities Group PLC(ö)	1,162,877	18,246
		148,536	LondonMetric Property PLC(ö)	527,783	1,221
			LXB Retail Properties PLC(Æ)	749,382	1,043
Luxembourg - 0.1%			Segro PLC(ö)	805,687	5,064
ADO Properties SA(Æ)(Þ)	40,255	1,124	Shaftesbury PLC(ö)	67,292	808
			ST Modwen Properties PLC	106,738	591
Netherlands - 1.5%			UNITE Group PLC (The)	505,827	4,653
Atrium European Real Estate, Ltd.(Æ)	139,966	482	Urban & Civic PLC	221,643	842
Eurocommercial Properties NV(Æ)	35,498	1,556	Workspace Group PLC(ö)	56,850	653
NSI NV(ö)	615,301	2,504			83,664
Wereldhave NV(ö)	309,475	16,899
		21,441	United States - 53.8%
			Acadia Realty Trust(ö)	22,651	772
Norway - 0.1%			American Campus Communities, Inc.(ö)	113,557	4,792
Entra ASA(Þ)	197,483	1,556	American Homes 4 Rent Class A(ö)	123,557	1,852
Norwegian Property ASA(Æ)	171,740	171	Apartment Investment & Management
		1,727	Co. Class A(ö)	375,255	14,691
			AvalonBay Communities, Inc.(ö)	216,285	37,091
Singapore - 1.6%			Boston Properties, Inc.(ö)	200,512	23,302
Ascendas Real Estate Investment			Brandywine Realty Trust(ö)	217,626	2,792
Trust(Æ)(ö)	2,071,200	3,369
CapitaLand Commercial Trust, Ltd.(Æ)			Brixmor Property Group, Inc.(ö)	597,627	15,909
(ö)	470,000	431	Brookdale Senior Living, Inc. Class
CapitaLand Mall Trust Class A(Æ)(ö)	725,200	1,012	A(Æ)	199,575	3,249
CapitaLand, Ltd.	3,935,500	8,571	Camden Property Trust(ö)	137,869	10,519
Global Logistic Properties, Ltd.	4,263,750	5,118	Care Capital Properties, Inc.(Æ)(ö)	141,310	4,231
Mapletree Industrial Trust(Æ)(ö)	2,163,200	2,337	Chesapeake Lodging Trust(ö)	97,234	2,443
UOL Group, Ltd.	187,580	743	Colony Starwood Homes(ö)	133,639	2,876
		21,581	CoreSite Realty Corp. Class A(ö)	23,799	1,526
			Corporate Office Properties Trust(ö)	91,288	2,036
Spain - 0.7%			Cousins Properties, Inc.(ö)	722,155	6,225
Hispania Activos Inmobiliarios SA(Æ)	201,995	2,506	CubeSmart(ö)	28,213	883
Inmobiliaria Colonial SA	2,663,900	1,782	CyrusOne, Inc.(ö)	226,150	8,334
Merlin Properties Socimi SA(Æ)(ö)	452,731	5,289	DDR Corp.(ö)	745,065	12,748
		9,577	DiamondRock Hospitality Co.(ö)	406,610	3,375
			Douglas Emmett, Inc.(ö)	346,094	10,238
Sweden - 0.8%			Duke Realty Corp.(ö)	123,467	2,485
Atrium Ljungberg AB Class B	41,379	600	Education Realty Trust, Inc.(ö)	137,725	5,382
Castellum AB	171,047	2,550	Empire State Realty Trust, Inc. Class
Fabege AB	180,971	2,804	A(ö)	449,636	7,442
Hufvudstaden AB Class A	128,652	1,771	Equinix, Inc.(ö)	14,202	4,411
Wihlborgs Fastigheter AB	141,770	2,729	Equity LifeStyle Properties, Inc. Class
		10,454	A(ö)	103,866	6,847
			Equity Residential(ö)	433,774	33,440
Switzerland - 0.4%			Essex Property Trust, Inc.(ö)	80,610	17,179
Mobimo Holding AG(Æ)	759	160	Extra Space Storage, Inc.(ö)	179,950	16,320
PSP Swiss Property AG(Æ)	34,866	2,965	Federal Realty Investment Trust(ö)	46,949	7,081
Swiss Prime Site AG Class A(Æ)	31,828	2,554	First Industrial Realty Trust, Inc.(ö)	164,375	3,384
		5,679	Four Corners Property Trust, Inc.(Æ)	24,172	409

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 255

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal		Fair
	Amount ($)		Value			Amount ($)		Value
	or Shares		$			or Shares		$
General Growth Properties, Inc.(ö)	874,060		24,508		Other Securities - 1.3%
HCP, Inc.(ö)	488,687		17,563		Russell U.S. Cash Collateral Fund(×)	17,843,816	(8)	17,844
Health Care REIT, Inc.(Æ)(ö)	154,788		9,631		Total Other Securities
Healthcare Realty Trust, Inc.(ö)	309,947		9,001		(cost $17,844)			17,844
Healthcare Trust of America, Inc. Class
A(ö)	326,252		9,148		Total Investments 100.7%
Hilton Worldwide Holdings, Inc.	573,811		10,220		(identified cost $1,229,971)			1,395,081
Host Hotels & Resorts, Inc.(ö)	1,400,392		19,395
Hudson Pacific Properties, Inc.(ö)	369,841		9,398		Other Assets and Liabilities, Net
InfraREIT, Inc.(ö)	101,548		1,963	-	(0.7%)			(9,812)
Kilroy Realty Corp.(ö)	217,726		12,164		Net Assets - 100.0%			1,385,269
Kimco Realty Corp.(ö)	265,505		7,219
La Quinta Holdings, Inc.(Æ)	35,710		405
LaSalle Hotel Properties(ö)	338,504		7,501
Liberty Property Trust(ö)	95,279		2,794
Macerich Co. (The)(ö)	116,788		9,106
Mack-Cali Realty Corp.(ö)	87,889		1,827
Mid-America Apartment Communities,
Inc.(ö)	138,321		12,977
National Retail Properties, Inc.(ö)	86,537		3,716
Omega Healthcare Investors, Inc.(ö)	342,208		10,851
Paramount Group, Inc.(ö)	89,539		1,468
Prologis, Inc.(ö)	372,373		14,698
Public Storage(ö)	163,805		41,534
QTS Realty Trust, Inc. Class A(ö)	154,496		7,138
Realty Income Corp.(Ñ)(ö)	156,400		8,726
Regency Centers Corp.(ö)	292,422		21,169
Retail Opportunity Investments Corp.(ö)	275,032		5,085
Rexford Industrial Realty, Inc.(ö)	239,365		3,899
RLJ Lodging Trust(ö)	39,377		720
Senior Housing Properties Trust(ö)	147,220		2,132
Simon Property Group, Inc.(ö)	423,716		78,930
SL Green Realty Corp.(ö)	44,624		4,311
Sovran Self Storage, Inc.(ö)	20,199		2,276
Spirit Realty Capital, Inc.(ö)	516,101		5,409
Starwood Hotels & Resorts Worldwide,
Inc.	1,515		94
STORE Capital Corp.(ö)	228,934		5,675
Sun Communities, Inc.(ö)	123,743		8,240
Sunstone Hotel Investors, Inc.(ö)	368,960		4,383
Tanger Factory Outlet Centers, Inc.(ö)	163,204		5,221
UDR, Inc.(ö)	328,366		11,686
Ventas, Inc.(ö)	112,891		6,245
Vornado Realty Trust(ö)	448,983		39,717
Washington Real Estate Investment
Trust(ö)	99,550		2,512
Weingarten Realty Investors(ö)	199,019		6,944
WP GLIMCHER, Inc.(ö)	268,778		2,441
Xenia Hotels & Resorts, Inc.(ö)	80,202		1,173
			745,477

Total Common Stocks
(cost $1,189,813)			1,354,923

Short-Term Investments - 1.6%
United States - 1.6%
Russell U.S. Cash Management Fund	22,313,904	(8)	22,314
Total Short-Term Investments
(cost $22,314)			22,314

See accompanying notes which are an integral part of this quarterly report.

256 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
0.0%
BGP Holdings PLC		08/06/09		AUD	4,619,419		—	—	—
									—
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
									Appreciation
		Number of			Notional		Expiration		(Depreciation)
		Contracts			Amount		Date		$
Long Positions
Dow Jones U.S. Real Estate Index Futures			383		USD	10,820	03/16		(378)
FTSE/EPRA Europe Index Futures			374		EUR	7,830	03/16		(442)
Hang Seng Index Futures			13		HKD	12,820	02/16		57
MSCI Singapore Index Futures			20		SGD	590	02/16		9
S&P/TSX 60 Index Futures			5		CAD	753	03/16		(1)
SPI 200 Index Futures			13		AUD	1,613	03/16		(14)
TOPIX Index Futures			19		JPY	273,410	03/16		(132)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(901)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
Bank of America	USD	129			AUD	183	02/01/16		—
Bank of America	USD	13			EUR	12	02/01/16		—
Bank of America	USD	46			EUR	42	02/01/16		(1)
Bank of America	USD	174			EUR	159	02/01/16		(2)
Bank of America	USD	11			EUR	10	02/02/16		—
Bank of America	USD	11			EUR	10	02/02/16		—
Bank of America	USD	51			EUR	47	02/02/16		—
Bank of America	USD	56			EUR	52	02/02/16		—
Bank of America	USD	115			EUR	106	02/02/16		—
Bank of America	USD	10			GBP	7	02/01/16		—
Bank of America	USD	20			GBP	14	02/01/16		—
Bank of America	USD	91			GBP	64	02/01/16		(1)
Bank of America	USD	6			GBP	4	02/02/16		—
Bank of America	USD	14			GBP	10	02/02/16		—
Bank of America	USD	49			GBP	34	02/02/16		—
Bank of America	USD	150			GBP	105	02/02/16		—
Bank of America	USD	21			JPY	2,576	02/03/16		—
Bank of America	USD	26			JPY	3,183	02/03/16		—
Bank of America	USD	86			JPY	10,375	02/03/16		—
Bank of America	USD	238			JPY	28,855	02/03/16		—
Bank of America	USD	12			SGD	17	02/01/16		—
Bank of America	USD	18			SGD	25	02/02/16		—
Bank of America	USD	21			SGD	30	02/02/16		—
Bank of America	USD	15			SGD	21	02/03/16		—
Bank of America	USD	94			SGD	134	02/03/16		—
Bank of America	USD	218			SGD	311	02/03/16		—
Bank of America	AUD	98			USD	69	02/01/16		—
Bank of America	AUD	98			USD	70	02/01/16		—
Bank of America	AUD	100			USD	70	03/16/16		(1)
Bank of America	AUD	150			USD	107	03/16/16		2

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 257

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	500	USD	361	03/16/16	8
Bank of America	CAD	352	USD	251	02/02/16	(1)
Bank of America	CAD	100	USD	71	03/16/16	—
Bank of America	CAD	100	USD	73	03/16/16	1
Bank of America	EUR	2	USD	2	02/02/16	—
Bank of America	EUR	48	USD	52	02/02/16	—
Bank of America	EUR	68	USD	74	02/02/16	—
Bank of America	EUR	144	USD	156	02/02/16	—
Bank of America	EUR	250	USD	274	03/16/16	3
Bank of America	EUR	350	USD	380	03/16/16	1
Bank of America	EUR	800	USD	876	03/16/16	8
Bank of America	EUR	2,100	USD	2,280	03/16/16	3
Bank of America	GBP	77	USD	110	02/01/16	1
Bank of America	GBP	126	USD	181	02/01/16	1
Bank of America	GBP	6	USD	9	02/02/16	—
Bank of America	GBP	12	USD	17	02/02/16	—
Bank of America	GBP	38	USD	54	02/02/16	—
Bank of America	GBP	121	USD	171	02/02/16	—
Bank of America	GBP	218	USD	310	02/02/16	(1)
Bank of America	HKD	1,500	USD	194	03/16/16	1
Bank of America	HKD	3,000	USD	387	03/16/16	2
Bank of America	JPY	3,044	USD	26	02/01/16	1
Bank of America	JPY	12,043	USD	102	02/01/16	2
Bank of America	JPY	13,087	USD	110	02/01/16	2
Bank of America	JPY	13,099	USD	111	02/01/16	2
Bank of America	JPY	11,661	USD	96	02/03/16	—
Bank of America	JPY	14,071	USD	116	02/03/16	—
Bank of America	JPY	15,261	USD	126	02/03/16	—
Bank of America	JPY	18,467	USD	152	02/03/16	—
Bank of America	JPY	19,064	USD	157	02/03/16	—
Bank of America	JPY	22,697	USD	187	02/03/16	—
Bank of America	JPY	25,469	USD	210	02/03/16	—
Bank of America	JPY	35,334	USD	291	02/03/16	—
Bank of America	JPY	41,092	USD	339	02/03/16	(1)
Bank of America	JPY	10,000	USD	84	03/16/16	2
Bank of America	JPY	15,000	USD	127	03/16/16	3
Bank of America	JPY	30,000	USD	247	03/16/16	(1)
Bank of America	JPY	60,000	USD	488	03/16/16	(8)
Bank of America	SEK	283	USD	33	02/01/16	—
Bank of America	SEK	104	USD	12	02/02/16	—
Bank of America	SEK	195	USD	23	02/02/16	—
Bank of America	SEK	379	USD	44	02/02/16	—
Bank of America	SGD	56	USD	39	02/01/16	—
Bank of America	SGD	81	USD	57	02/02/16	—
Bank of America	SGD	70	USD	49	02/03/16	—
Bank of America	SGD	120	USD	85	03/16/16	1
BNP Paribas	USD	72	AUD	100	03/16/16	(1)
BNP Paribas	USD	434	EUR	400	03/16/16	—
BNP Paribas	USD	129	HKD	1,000	03/16/16	(1)
BNP Paribas	USD	84	JPY	10,000	03/16/16	(1)
BNP Paribas	AUD	150	USD	108	03/16/16	2
BNP Paribas	AUD	350	USD	251	03/16/16	4
BNP Paribas	CAD	80	USD	58	03/16/16	1
BNP Paribas	CAD	160	USD	116	03/16/16	2
BNP Paribas	EUR	700	USD	768	03/16/16	8
BNP Paribas	EUR	800	USD	882	03/16/16	14
BNP Paribas	EUR	1,800	USD	1,967	03/16/16	15
BNP Paribas	HKD	1,000	USD	129	03/16/16	1

See accompanying notes which are an integral part of this quarterly report.

258 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	HKD	1,200	USD	155	03/16/16	1
BNP Paribas	HKD	2,500	USD	323	03/16/16	1
BNP Paribas	JPY	25,000	USD	207	03/16/16	1
BNP Paribas	JPY	25,000	USD	206	03/16/16	(1)
BNP Paribas	JPY	50,000	USD	410	03/16/16	(4)
BNP Paribas	SGD	120	USD	85	03/16/16	1
Deutsche Bank	EUR	200	USD	219	03/16/16	2
Deutsche Bank	JPY	10,000	USD	85	03/16/16	3
HSBC	USD	868	AUD	1,211	03/16/16	(13)
HSBC	USD	423	CAD	575	03/16/16	(13)
HSBC	USD	5,390	EUR	4,933	03/16/16	(39)
HSBC	USD	2,221	HKD	17,207	03/16/16	(10)
HSBC	USD	1,376	JPY	168,723	03/16/16	20
HSBC	USD	701	SGD	990	03/16/16	(7)
HSBC	AUD	100	USD	73	03/16/16	2
HSBC	AUD	175	USD	122	03/16/16	(2)
HSBC	CAD	80	USD	58	03/16/16	1
HSBC	CAD	100	USD	70	03/16/16	(2)
HSBC	EUR	500	USD	548	03/16/16	6
HSBC	EUR	1,200	USD	1,307	03/16/16	5
HSBC	HKD	1,000	USD	129	03/16/16	1
HSBC	HKD	1,500	USD	193	03/16/16	—
HSBC	JPY	20,000	USD	170	03/16/16	5
HSBC	SGD	100	USD	69	03/16/16	(1)
Royal Bank of Canada	USD	870	AUD	1,211	03/16/16	(14)
Royal Bank of Canada	USD	423	CAD	575	03/16/16	(13)
Royal Bank of Canada	USD	5,383	EUR	4,933	03/16/16	(34)
Royal Bank of Canada	USD	1,375	JPY	168,723	03/16/16	19
Royal Bank of Canada	AUD	300	USD	209	03/16/16	(2)
Royal Bank of Canada	CAD	100	USD	70	03/16/16	(1)
Royal Bank of Canada	EUR	900	USD	981	03/16/16	5
Royal Bank of Canada	EUR	2,000	USD	2,178	03/16/16	9
Royal Bank of Canada	HKD	1,500	USD	192	03/16/16	(1)
Royal Bank of Canada	HKD	3,200	USD	413	03/16/16	2
Royal Bank of Canada	JPY	30,000	USD	255	03/16/16	7
Royal Bank of Canada	JPY	70,000	USD	578	03/16/16	—
State Street	USD	244	AUD	347	02/01/16	1
State Street	USD	89	AUD	126	02/02/16	—
State Street	USD	51	AUD	72	02/03/16	—
State Street	USD	278	AUD	400	03/16/16	4
State Street	USD	540	AUD	750	03/16/16	(10)
State Street	USD	1,419	AUD	2,000	03/16/16	(6)
State Street	USD	88	CAD	120	03/16/16	(3)
State Street	USD	124	CAD	175	03/16/16	1
State Street	USD	717	CAD	1,000	03/16/16	(3)
State Street	USD	67	CHF	67	02/01/16	(1)
State Street	USD	235	CHF	238	02/01/16	(3)
State Street	USD	33	CHF	34	02/02/16	—
State Street	USD	40	CHF	41	02/02/16	—
State Street	USD	1	EUR	1	02/01/16	—
State Street	USD	16	EUR	15	02/01/16	—
State Street	USD	87	EUR	80	02/01/16	—
State Street	USD	116	EUR	107	02/01/16	—
State Street	USD	499	EUR	455	02/02/16	(6)
State Street	USD	117	EUR	109	02/03/16	—
State Street	USD	1,965	EUR	1,800	03/16/16	(13)
State Street	USD	3,538	EUR	3,200	03/16/16	(68)
State Street	USD	10,854	EUR	10,000	03/16/16	(9)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 259

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in  thousands

							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
	Counterparty		Sold		Bought	Settlement Date	$
State Street		USD	8	GBP	5	02/01/16	—
State Street		USD	15	GBP	10	02/01/16	—
State Street		USD	86	GBP	60	02/01/16	(1)
State Street		USD	4	GBP	2	02/02/16	—
State Street		USD	5	HKD	42	02/01/16	—
State Street		USD	214	HKD	1,671	02/01/16	—
State Street		USD	34	HKD	265	02/02/16	—
State Street		USD	48	HKD	371	02/02/16	—
State Street		USD	121	HKD	940	02/02/16	—
State Street		USD	386	HKD	3,000	03/16/16	(1)
State Street		USD	710	HKD	5,500	03/16/16	(3)
State Street		USD	2,066	HKD	16,000	03/16/16	(9)
State Street		USD	44	JPY	5,216	02/01/16	(1)
State Street		USD	175	JPY	20,783	02/01/16	(3)
State Street		USD	7	JPY	803	02/02/16	—
State Street		USD	35	JPY	4,142	02/02/16	(1)
State Street		USD	39	JPY	4,587	02/02/16	(1)
State Street		USD	58	JPY	6,868	02/02/16	(1)
State Street		USD	48	JPY	5,819	02/03/16	—
State Street		USD	53	JPY	6,421	02/03/16	—
State Street		USD	174	JPY	21,126	02/03/16	—
State Street		USD	510	JPY	60,000	03/16/16	(14)
State Street		USD	950	JPY	115,000	03/16/16	1
State Street		USD	2,862	JPY	350,000	03/16/16	32
State Street		USD	62	SGD	87	03/16/16	(1)
State Street		USD	104	SGD	150	03/16/16	1
State Street		USD	534	SGD	760	03/16/16	(1)
State Street		AUD	13	USD	9	02/01/16	—
State Street		AUD	339	USD	239	02/01/16	(1)
State Street		AUD	123	USD	87	02/02/16	—
State Street		AUD	71	USD	51	02/03/16	—
State Street		AUD	1,150	USD	829	03/16/16	17
State Street		CAD	15	USD	11	02/01/16	—
State Street		CAD	580	USD	419	03/16/16	5
State Street		EUR	175	USD	189	02/01/16	—
State Street		EUR	185	USD	212	02/01/16	11
State Street		EUR	342	USD	375	02/01/16	4
State Street		EUR	143	USD	154	02/02/16	—
State Street		EUR	3,400	USD	3,720	03/16/16	32
State Street		GBP	5	USD	7	02/01/16	—
State Street		GBP	62	USD	89	02/01/16	1
State Street		GBP	8	USD	12	02/02/16	—
State Street		GBP	30	USD	42	02/02/16	—
State Street		HKD	165	USD	21	02/01/16	—
State Street		HKD	293	USD	37	02/01/16	—
State Street		HKD	780	USD	100	02/01/16	—
State Street		HKD	298	USD	38	02/02/16	—
State Street		HKD	1,263	USD	162	02/02/16	—
State Street		HKD	1,000	USD	128	03/16/16	—
State Street		HKD	6,000	USD	774	03/16/16	3
State Street		JPY	8,930	USD	81	02/01/16	7
State Street		JPY	10,650	USD	90	02/01/16	2
State Street		JPY	11,453	USD	96	02/01/16	2
State Street		JPY	11,669	USD	98	02/01/16	2
State Street		JPY	1,662	USD	14	02/02/16	—
State Street		JPY	5,517	USD	46	02/02/16	1
State Street		JPY	5,689	USD	48	02/02/16	1
State Street		JPY	10,124	USD	85	02/02/16	1

See accompanying notes which are an integral part of this quarterly report.

260 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in  thousands

						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	JPY	10,293	USD	87	02/02/16	1
State Street	JPY	2,700	USD	22	02/03/16	—
State Street	JPY	5,813	USD	48	02/03/16	—
State Street	JPY	7,946	USD	66	02/03/16	—
State Street	JPY	82,671	USD	682	02/03/16	(1)
State Street	JPY	20,000	USD	171	03/16/16	5
State Street	JPY	130,000	USD	1,077	03/16/16	2
State Street	SGD	19	USD	13	02/01/16	—
State Street	SGD	430	USD	305	03/16/16	4
UBS	USD	231	EUR	211	03/16/16	(2)
UBS	AUD	200	USD	140	03/16/16	(1)
UBS	AUD	329	USD	239	03/16/16	6
UBS	AUD	350	USD	250	03/16/16	3
UBS	CAD	100	USD	71	03/16/16	(1)
UBS	CAD	150	USD	109	03/16/16	2
UBS	CAD	165	USD	119	03/16/16	1
UBS	EUR	800	USD	882	03/16/16	13
UBS	EUR	1,000	USD	1,081	03/16/16	(4)
UBS	HKD	1,200	USD	154	03/16/16	—
UBS	HKD	1,500	USD	194	03/16/16	1
UBS	HKD	2,138	USD	276	03/16/16	1
UBS	JPY	17,608	USD	146	03/16/16	1
UBS	JPY	20,000	USD	168	03/16/16	3
UBS	JPY	40,000	USD	332	03/16/16	1
UBS	SGD	100	USD	70	03/16/16	—
UBS	SGD	150	USD	106	03/16/16	1
UBS	SGD	251	USD	177	03/16/16	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						11

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$73,763		$—	$73,763
Austria	—	25		—	25
Brazil	1,449	—		—	1,449
Canada	18,774	—		—	18,774
China	—	667		—	667
Finland	—	2,919		—	2,919
France	7,718	44,396		—	52,114
Germany	1,820	31,396		—	33,216
Hong Kong	—	114,693		—	114,693
Ireland	—	3,827		—	3,827
Italy	—	4,216		—	4,216
Japan	267	148,269		—	148,536
Luxembourg	—	1,124		—	1,124
Netherlands	—	21,441		—	21,441
Norway	—	1,727		—	1,727
Singapore	—	21,581		—	21,581
Spain	—	9,577		—	9,577
Sweden	—	10,454		—	10,454
Switzerland	—	5,679		—	5,679
United Kingdom	71	83,593		—	83,664
United States	745,477	—		—	745,477

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 261

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Short-Term Investments	—	22,314		—	22,314
Other Securities	—	17,844		—	17,844
Total Investments	775,576	619,505		—	1,395,081

Other Financial Instruments
Futures Contracts	(901)	—		—	(901)
Foreign Currency Exchange Contracts	17	(6)		—	11
Total Other Financial Instruments*	$(884)	$(6)		$—	$(890)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

262 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 17.7%			9.000% due 02/15/20	1,445	1,069
Asset-Backed Securities - 0.2%			Cenveo Corp.
Carrington Mortgage Loan Trust			6.000% due 08/01/19 (Þ)	315	217
Series 2006-NC5 Class A5			8.500% due 09/15/22 (Þ)	400	192
0.262% due 01/25/37 (Ê)	466	329	Chester Downs & Marina LLC /
Countrywide Asset-Backed			Chester Downs Finance Corp.
Certificates			9.250% due 02/01/20 (Þ)	830	573
Series 2004-5 Class M1			Citigroup, Inc.
1.025% due 08/25/34 (Ê)	204	193	2.650% due 10/26/20	280	279
Series 2005-11 Class AF3			Claire's Stores, Inc.
4.778% due 02/25/36	171	174	9.000% due 03/15/19 (Þ)	780	466
Series 2006-5 Class 2A2			Clear Channel Communications,
0.350% due 08/25/36 (Ê)	103	101	Inc.
OneMain Financial Issuance Trust			14.000% due 02/01/21	564	141
Series 2015-2A Class A			CONSOL Energy, Inc.
2.570% due 07/18/25 (Þ)	200	197	5.875% due 04/15/22	535	346
		994	Cornerstone Chemical Co.
Corporate Bonds and Notes - 6.3%			9.375% due 03/15/18 (Þ)	490	436
Advanced Micro Devices, Inc.			Credit Acceptance Corp.
7.750% due 08/01/20	380	242	6.125% due 02/15/21	200	191
7.500% due 08/15/22	415	257	7.375% due 03/15/23 (Þ)	65	63
7.000% due 07/01/24	660	409	Cumulus Media Holdings, Inc.
Aegis Merger Sub, Inc.			7.750% due 05/01/19	340	131
10.250% due 02/15/23 (Þ)	310	294	Discover Bank
Albertsons, Inc.			Series BKNT
7.450% due 08/01/29	480	386	3.100% due 06/04/20	610	613
8.000% due 05/01/31	700	599	DISH DBS Corp.
Ally Financial, Inc.			5.000% due 03/15/23	40	35
3.600% due 05/21/18	400	395	5.875% due 11/15/24	120	107
Alpha Natural Resources, Inc.			Energy Transfer Equity, LP
3.750% due 12/15/17 (Ø)	265	1	5.875% due 01/15/24	690	538
6.000% due 06/01/19 (Ø)	575	1	Energy Transfer Partners, LP
6.250% due 06/01/21 (Ø)	360	1	6.625% due 10/15/36	10	8
Altice US Finance II Corp.			EXCO Resources, Inc.
7.750% due 07/15/25 (Þ)	85	78	8.500% due 04/15/22	305	52
American Express Credit Corp.			Frontier Communications Corp.
Series F			8.875% due 09/15/20 (Þ)	85	85
2.600% due 09/14/20	1,000	1,006	10.500% due 09/15/22 (Þ)	315	306
APX Group, Inc.			7.625% due 04/15/24	300	251
6.375% due 12/01/19	70	67	11.000% due 09/15/25 (Þ)	105	101
8.750% due 12/01/20	950	762	GenOn Americas Generation LLC
Aruba Investments, Inc.			8.500% due 10/01/21	45	29
8.750% due 02/15/23 (Þ)	230	218	Genworth Holdings, Inc.
Aurora Diagnostics Holdings LLC			7.200% due 02/15/21	145	100
/ Aurora Diagnostics Financing,			6.500% due 06/15/34	170	91
Inc.			6.150% due 11/15/66	160	42
10.750% due 01/15/18	415	326	Guitar Center, Inc.
Bank of America Corp.			6.500% due 04/15/19 (Þ)	425	358
2.625% due 10/19/20	340	336	9.625% due 04/15/20 (Þ)	760	521
Basic Energy Services, Inc.			Harland Clarke Holdings Corp.
7.750% due 02/15/19	380	101	9.250% due 03/01/21 (Þ)	640	442
7.750% due 10/15/22	175	46	Hexion, Inc.
BMC Software Finance, Inc.			6.625% due 04/15/20	310	240
8.125% due 07/15/21 (Þ)	810	496	10.000% due 04/15/20	550	454
Bon-Ton Department Stores, Inc.			Hot Topic, Inc.
(The)			9.250% due 06/15/21 (Þ)	160	143
8.000% due 06/15/21	825	318	iHeartCommunications, Inc.
Boxer Parent Co., Inc.			9.000% due 12/15/19	125	86
9.000% due 10/15/19 (Þ)	620	353	9.000% due 03/01/21	215	140
Caesars Entertainment Operating			Illinois Power Generating Co.
Co., Inc.			6.300% due 04/01/20	240	105
11.250% due 06/01/17	120	87

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 263

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series F			7.500% due 02/15/23	545	1
7.950% due 06/01/32	295	127	Scientific Games International, Inc.
Inn of the Mountain Gods Resort &			10.000% due 12/01/22	270	188
Casino			Select Medical Corp.
9.250% due 11/30/20 (Þ)	120	111	6.375% due 06/01/21	235	202
Kindred Healthcare, Inc.			Shingle Springs Tribal Gaming
8.000% due 01/15/20	250	228	Authority
6.375% due 04/15/22	235	191	9.750% due 09/01/21 (Þ)	555	579
Kosmos Energy, Ltd.			Signode Industrial Group Lux SA/
7.875% due 08/01/21 (Þ)	235	174	Signode Industrial Group US, Inc.
Lehman Brothers Holdings, Inc.			6.375% due 05/01/22 (Þ)	730	606
5.250% due 01/24/49 (Æ)(Ø)	5,000	415	Sprint Capital Corp.
Liberty Interactive LLC			6.875% due 11/15/28	195	128
4.000% due 11/15/29	3	2	8.750% due 03/15/32	625	441
3.750% due 02/15/30	1,191	661	Sprint Corp.
McClatchy Co. (The)			7.875% due 09/15/23	180	128
9.000% due 12/15/22	320	282	7.625% due 02/15/25	185	127
Memorial Production Partners, LP			SUPERVALU, Inc.
/ Memorial Production Finance			6.750% due 06/01/21	170	143
Corp.			7.750% due 11/15/22	145	123
7.625% due 05/01/21	360	108	T-Mobile USA, Inc.
6.875% due 08/01/22	445	125	6.500% due 01/15/26	400	400
Mohegan Tribal Gaming Authority			Townsquare Media, Inc.
9.750% due 09/01/21	875	860	6.500% due 04/01/23 (Þ)	65	60
9.750% due 09/01/21 (Þ)	175	172	Toys R Us, Inc.
Monitronics International, Inc.			10.375% due 08/15/17	1,035	880
9.125% due 04/01/20	1,010	811	Valeant Pharmaceuticals
Murray Energy Corp.			International, Inc.
11.250% due 04/15/21 (Þ)	400	55	7.500% due 07/15/21 (Þ)	435	431
Neptune Finco Corp.			Walter Energy, Inc.
10.125% due 01/15/23 (Þ)	420	444	9.875% due 12/15/20 (Ø)	760	—
10.875% due 10/15/25 (Þ)	255	270	8.500% due 04/15/21 (Ø)	665	—
New Albertsons, Inc.			Yum! Brands, Inc.
7.750% due 06/15/26	65	56	6.875% due 11/15/37	330	286
8.700% due 05/01/30	125	111	5.350% due 11/01/43	15	11
Nine West Holdings, Inc.					30,252
8.250% due 03/15/19 (Þ)	875	195	International Debt - 2.7%
Ocwen Financial Corp.			Algeco Scotsman Global Finance
6.625% due 05/15/19	235	207	PLC
Optimas OE Solutions Holding LLC			8.500% due 10/15/18 (Þ)	615	480
/ Optimas OE Solutions, Inc.			Alinta Energy Finance Pty, Ltd.
8.625% due 06/01/21 (Þ)	330	267	6.375% due 08/13/19 (Ê)	178	174
Parker Drilling Co.			Alinta Energy Finance Pty., Ltd.
6.750% due 07/15/22	615	372	Delayed Draw Term Loan
QUALCOMM, Inc.			6.375% due 08/13/18 (Ê)	12	11
3.000% due 05/20/22	1,400	1,408	ALM XII, Ltd.
Radio One, Inc.			Series 2015-12A Class D
9.250% due 02/15/20 (Þ)	535	423	5.757% due 04/16/27 (Ê)(Þ)	340	265
7.375% due 04/15/22 (Þ)	300	268	Altice Finco SA
Rain CII Carbon LLC / CII Carbon			8.125% due 01/15/24 (Þ)	130	125
Corp.			7.625% due 02/15/25 (Þ)	45	41
8.000% due 12/01/18 (Þ)	265	220	Altice US Finance SA
Rite Aid Corp.			7.750% due 07/15/25 (Þ)	65	58
6.875% due 12/15/28 (Þ)	20	22	AP NMT Acquisition BV 1st Lien
Rockies Express Pipeline LLC			Term Loan
6.000% due 01/15/19 (Þ)	305	287	6.750% due 08/13/21 (Ê)	236	205
5.625% due 04/15/20 (Þ)	120	107	Banco do Brasil SA
Sabine Pass Liquefaction LLC			3.875% due 10/10/22	753	612
5.625% due 02/01/21	300	274	Bluewater Holding BV
6.250% due 03/15/22	285	263	10.000% due 12/10/19 (Þ)	500	225
5.625% due 04/15/23	310	272	Cathedral Lake CLO 2013, Ltd.
SandRidge Energy, Inc.

See accompanying notes which are an integral part of this quarterly report.

264 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series 2014-1A Class C				THL Credit Wind River CLO, Ltd.
3.903% due 01/15/26 (Ê)(Þ)		250	205	Series 2015-3A Class D
Credit Suisse Group Funding				4.293% due 01/22/27 (Ê)(Þ)	250	222
Guernsey, Ltd.				YPF SA
3.125% due 12/10/20 (Þ)		1,200	1,204	8.750% due 04/04/24 (Þ)	315	302
Cutwater, Ltd.						12,846
Series 2014-1A Class C				Loan Agreements - 2.5%
3.931% due 07/15/26 (Ê)(Þ)		100	81	Albertson's LLC Term Loan B2
Digicel, Ltd.				5.375% due 03/21/19 (Ê)	448	444
6.000% due 04/15/21 (Þ)		100	87	AMF Bowling Centers, Inc. Term
6.750% due 03/01/23 (Þ)		145	125	Loan B
Drillships Ocean Ventures, Inc.				7.250% due 09/18/21 (Ê)	273	269
Term Loan				Ascena Retail Group, Inc.Term
5.500% due 07/25/21 (Ê)		606	235	Loan B
Dubai World, Ltd. Term Loan B1				5.250% due 08/21/22 (Ê)	430	405
3.500% due 09/30/18		205	159	BMC Software Finance, Inc. Term
Global A&T Electronics, Ltd.				Loan
10.000% due 02/01/19 (Þ)		290	212	5.000% due 09/10/20 (Ê)	246	196
Highbridge Loan Management				Chromaflo Technologies Corp. 2nd
Series 2014-2014 Class D				Lien Term Loan
5.275% due 01/18/25 (Ê)(Þ)		250	187	8.250% due 06/02/20 (Å)(Ê)	115	92
IAMGOLD Corp.				Clear Channel Communications,
6.750% due 10/01/20 (Þ)		720	456	Inc. 1st Lien Term Loan D
Intelsat Jackson Holdings SA				6.938% due 01/30/19 (Ê)	1,017	672
7.250% due 10/15/20		75	64	Cumulus Media Holdings, Inc. Term
7.500% due 04/01/21		120	103	Loan B
Intelsat Luxembourg SA				4.250% due 12/23/20 (Ê)	205	149
7.750% due 06/01/21		485	211	Empire Generating Co. LLC Term
Jupiter Resources, Inc.				Loan B
8.500% due 10/01/22 (Þ)		585	208	5.250% due 03/14/21 (Ê)	477	334
Kosmos Energy, Ltd.				Empire Generating Co. LLC Term
7.875% due 08/01/21 (Þ)		245	182	Loan C
Lloyds Bank PLC				5.250% due 03/14/21 (Ê)	32	23
12.000% due 12/29/49 (ƒ)(Þ)		300	420	GTCR Valor Cos., Inc. 1st Lien
Lloyds Banking Group PLC				Term Loan
7.500% due 12/31/49 (ƒ)		275	285	6.000% due 05/30/21 (Ê)	301	298
Magnetite XV, Ltd.				Gymboree Corp. (The) Initial Term
Series 2015-15A Class D				Loan
4.542% due 10/25/27 (Ê)(Þ)		375	343	5.000% due 02/23/18 (Ê)	510	267
MEG Energy Corp.				Hilton Worldwide Finance LLC
7.000% due 03/31/24 (Þ)		340	178	Term Loan
Offshore Group Investment, Ltd.				3.500% due 10/25/20 (Ê)	584	582
7.500% due 11/01/19		2,000	370	KCA Deutag Alpha, Ltd. 1st Lien
Palmer Square, Ltd.				Term Loan B
Series 2014-1A Class D				6.250% due 05/16/20 (Ê)	340	212
5.978% due 10/17/22 (Ê)(Þ)		250	242	Lantheus Medical Imaging, Inc.
PHOTONIS Technologies SAS 1st
Lien Term Loan				Term Loan
				8.500% due 06/30/22 (Ê)	368	331
8.500% due 09/18/19 (Ê)		215	198	Mashantucket (Western) Pequot
Republic of Argentina Government
Bond				Tribe Term Loan A
				5.000% due 07/01/18 (Ê)	113	82
Series LOC				Mashantucket (Western) Pequot
8.280% due 12/31/33 (Å)		3,070	3,175
SLM Student Loan Trust				Tribe Term Loan B
Series 2003-2 Class A5				9.375% due 06/30/20 (Ê)	856	644
0.342% due 12/15/23 (Ê)	EUR	488	498	MModal LLC Term Loan B
Slovenia Government International				9.000% due 01/31/20 (Ê)	434	384
Bond				Mohegan Tribal Gaming Authority
Series REGS				Term Loan B
5.250% due 02/18/24		400	445	5.500% due 06/15/18 (Ê)	346	335
Sound Point CLO II, Ltd.				Mount Airy Lodge LLC 1st Lien
Series 2013-1A Class B1L				Term Loan
3.984% due 04/26/25 (Ê)(Þ)		280	253	13.500% due 04/01/18	191	193

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 265

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Moxie Liberty LLC Term Loan B1			Bear Stearns Structured Products,
7.500% due 08/21/20 (Ê)	50	45	Inc.
Moxie Patriot LLC Term Loan B1			Series 2007-R6 Class 1A1
6.750% due 12/19/20 (Ê)	475	428	2.106% due 01/26/36 (Ê)	775	637
Murray Energy Corp. Term Loan B2			CHL Mortgage Pass-Through Trust
7.250% due 04/16/20 (Ê)	249	117	Series 2004-12 Class 11A1
New Millennium Holding Co., Inc.			3.026% due 08/25/34 (Ê)	292	257
Exit Term Loan			Series 2004-16 Class 1A4A
7.500% due 12/21/20 (Ê)	224	201	0.962% due 09/25/34 (Ê)	106	97
Nine West Group, Inc. Term Loan			Series 2004-25 Class 1A1
6.250% due 01/08/20 (Ê)	222	64	0.532% due 02/25/35 (Ê)	105	96
Nine West Holdings, Inc. Term Loan			Series 2004-25 Class 2A1
4.750% due 10/08/19 (Ê)	327	185	0.542% due 02/25/34 (Ê)	131	114
Onex Carestream Finance LP 2nd			DSLA Mortgage Loan Trust
Lien Term Loan			Series 2004-AR3 Class 2A1
9.500% due 12/07/19 (Ê)	621	534	2.498% due 07/19/44 (Ê)	99	98
Ortho-Clinical Diagnostics, Inc.			Fannie Mae-Aces
Term Loan			Series 2012-M16 Class X
4.750% due 06/30/21 (Ê)	269	236	Interest Only STRIP
Panda Sherman Power LLC Term			0.998% due 09/25/22	17,291	817
Loan			GE Commercial Mortgage Corp.
9.000% due 09/14/18 (Ê)	667	583	Trust
Preferred Proppants LLC Term Loan			Series 2007-C1 Class A1A
6.750% due 08/12/20	374	144	5.483% due 12/10/49	819	843
Red Lobster Management LLC Term			HarborView Mortgage Loan Trust
Loan			Series 2005-14 Class 4A1A
6.250% due 07/28/21 (Ê)	307	302	2.597% due 12/19/35 (Ê)	320	241
Spencer Gifts LLC 2nd Lien Term			Merrill Lynch Mortgage Investors
Loan B			Trust
9.250% due 11/12/21	164	164	Series 2003-A2 Class 2A3
Styrolution Group GmbH Term			2.006% due 03/25/33 (Ê)	318	314
Loan B			Morgan Stanley Capital I, Inc.
6.500% due 09/30/19 (Ê)	315	313	Series 2010-IQ14 Class A2FX
Texas Competitive Electric Holdings			5.610% due 04/15/49	268	269
Co. LLC Extended Term Loan			Sequoia Mortgage Trust
4.677% due 10/10/17 (Ø)(Ê)	2,544	767	Series 2003-4 Class 2A1
The Talbots, Inc. 2nd Lien Term			0.553% due 07/20/33 (Ê)	177	166
Loan			Wells Fargo Mortgage Backed
9.500% due 03/17/21 (Ê)	340	317	Securities
Toys R Us - Delaware, Inc. Term			Series 2004-DD Class 2A6
Loan			2.617% due 01/25/33 (Ê)	496	492
8.250% due 10/24/19 (Ê)	297	288			5,949
9.750% due 04/24/20 (Ê)	310	239	Municipal Bonds - 0.7%
Toys R Us Canada, Ltd. Term Loan			Commonwealth of Puerto Rico
8.250% due 10/24/19 (Ê)	217	210	General Obligation Unlimited
Tribune Publishing Co. Term Loan			5.000% due 07/01/33	55	34
5.750% due 08/04/21 (Ê)	209	190	8.000% due 07/01/35	565	405
Walter Investment Management			5.125% due 07/01/37	45	28
Corp. 1st Lien Term Loan			5.250% due 07/01/37	20	13
4.750% due 12/18/20 (Ê)	327	253	5.000% due 07/01/41	85	53
Wilton Brands LLC Term Loan			Puerto Rico Sales Tax Financing
8.500% due 08/30/18 (Ê)	533	496	Corp. Revenue Bonds
		11,988	5.250% due 08/01/57	420	265
Mortgage-Backed Securities - 1.3%			Puerto Rico Sales Tax Financing
Adjustable Rate Mortgage Trust			Corp. Revenue Bonds
Series 2005-5 Class 2A1			Zero coupon due 08/01/54 (µ)	2,975	231
2.752% due 09/25/35 (Ê)	677	560	Puerto Rico Sales Tax Funding
Bear Stearns ALT-A Trust			Revenue Bonds
Series 2005-10 Class 24A1			6.050% due 08/01/38	3,115	1,838
2.460% due 01/25/36 (Ê)	621	508	Texas Public Finance Authority
Series 2006-3 Class 31A1			Revenue Bonds
2.799% due 05/25/36 (Ê)	646	440	8.250% due 07/01/24	555	555

See accompanying notes which are an integral part of this quarterly report.

266 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
			3,422	Total Long-Term Investments
Non-US Bonds - 1.4%				(cost $101,016)		84,401
Autonomous Community of
Catalonia				Common Stocks - 21.3%
4.750% due 06/04/18	EUR	400	453	Consumer Discretionary - 3.8%
Barclays Bank PLC				Advance Auto Parts, Inc.(Û)	9,914	1,507
14.000% due 12/31/49 (ƒ)	GBP	300	542	Amer Sports Oyj Class A(Û)	1,883	52
Deutsche Bundesrepublik Inflation				Autogrill SpA(Æ)(Û)	13,680	116
Linked Bond				AutoZone, Inc.(Æ)	100	77
Series I/L				Cie Generale des Etablissements
1.750% due 04/15/20	EUR	383	459	Michelin Class B	3,044	280
0.100% due 04/15/23	EUR	207	238	Coach, Inc.	1,500	56
0.100% due 04/15/26	EUR	504	585	Comcast Corp. Class A(Æ)	8,822	491
France Government Bond OAT				Costco Wholesale Corp.	6,196	936
Series OATe				Diamond Resorts International, Inc.(Æ)	47,500	875
0.250% due 07/25/18	EUR	14	16
2.250% due 07/25/20	EUR	305	377	DISH Network Corp. Class A(Æ)	12,900	623
1.100% due 07/25/22	EUR	108	131	DKSH Holding AG(Æ)	185	11
0.250% due 07/25/24	EUR	305	351	Dollar Tree, Inc.(Æ)(Û)	19,258	1,566
				Electrolux AB(Û)	7,046	153
Series OATi				Elior(Þ)	26,273	528
0.100% due 07/25/21	EUR	101	114
0.100% due 03/01/25	EUR	300	339	Ferrari NV(Æ)	278	11
Hellenic Republic Bonds				Fiat Chrysler Automobiles NV(Û)	14,925	105
Series GDP				General Motors Co.	5,000	148
Principal Only STRIP				Genting Singapore PLC	24,300	12
Zero coupon due 10/15/42	EUR	39,250	145	Hella KGaA Hueck & Co.(Û)	1,441	60
Hellenic Republic Government				Home Depot, Inc. (The)(Û)	10,020	1,260
International Bond				Husqvarna AB Class B	16,460	104
4.500% due 07/03/17	JPY	110,000	772	Jarden Corp.(Æ)	10,000	425
Hema Bondco I BV				Liberty Global PLC Class C(Æ)(Û)	12,269	409
5.212% due 06/15/19 (Ê)(Þ)	EUR	360	271	McDonald's Corp.(Û)	11,877	1,470
LightPoint Pan-European CLO PLC				Mediaset Espana Comunicacion SA(Û)	11,486	112
Series 2006-1 Class A				MGM Resorts International(Æ)	33,900	681
0.476% due 01/31/22 (Ê)	EUR	17	18	Moncler SpA(Û)	8,211	122
Meldrew Participation B.V. Term				MTU Aero Engines AG(Û)	1,387	127
Loan A				New Media Investment Group, Inc.	29,839	517
5.000% due 10/31/19	EUR	477	433	Nike, Inc. Class B(Û)	15,820	981
SK Spice SARL Term Loan B				Office Depot, Inc.(Æ)	70,000	360
6.070% due 06/12/21	EUR	205	219
United Kingdom Gilt Inflation				Pandora A/S(Û)	2,172	290
				ProSiebenSat.1 Media SE(Û)	2,750	137
Linked				Sirius XM Holdings, Inc.(Æ)	233,400	864
Series 3MO
0.125% due 03/22/24	GBP	482	748	Starbucks Corp.(Û)	19,991	1,215
0.125% due 03/22/26	GBP	352	553	Tribune Media Co. Class A	33,400	1,101
				Wolters Kluwer NV(Û)	8,182	279
			6,764
United States Government Treasuries - 2.6%						18,061
United States Treasury Inflation
Indexed Bonds				Consumer Staples - 1.6%
0.125% due 04/15/19		1,469	1,477	Coca-Cola Co. (The)(Û)	34,606	1,485
0.125% due 04/15/20		1,672	1,676	Constellation Brands, Inc. Class A	6,941	1,058
0.125% due 07/15/24		650	630	Davide Campari-Milano SpA(Û)	3,628	32
0.250% due 01/15/25		852	830	Ebro Foods SA	1,432	28
0.375% due 07/15/25		901	890	Jeronimo Martins SGPS SA(Æ)(Û)	5,294	74
1.375% due 02/15/44		713	747	Kesko OYJ Class B(Û)	1,948	78
0.750% due 02/15/45		302	272	Koninklijke Ahold NV(Û)	9,166	208
United States Treasury Notes				Kraft Heinz Co. (The)(Û)	13,002	1,015
1.875% due 08/31/22		700	711	Metro AG(Û)	1,938	55
1.750% due 05/15/23		1,600	1,604	Mondelez International, Inc. Class A(Û)	28,008	1,207
2.500% due 08/15/23		1,600	1,689	Nomad Foods, Ltd.(Æ)	61,000	534
2.000% due 08/15/25		1,650	1,660	PepsiCo, Inc.(Û)	9,874	981
			12,186	Suedzucker AG(Û)	1,758	27
				Svenska Cellulosa AB SCA Class B(Û)	952	28

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 267

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Swedish Match AB(Û)	2,865	102	PayPal Holdings, Inc.(Æ)	6,300	228
Walgreens Boots Alliance, Inc.	10,800	861	PennyMac Financial Services, Inc. Class
		7,773	A(Æ)	48,800	581
			Piraeus Bank S.A(Æ)	4,050	1
Energy - 1.2%			Public Storage(ö)(Û)	2,298	583
Atlas Energy Group LLC(Æ)	42,888	36	Realogy Holdings Corp.(Æ)	22,500	738
ENI SpA - ADR(Û)	17,754	258	Swiss Life Holding AG(Æ)	483	123
Fugro NV(Æ)(Û)	3,139	47	Synchrony Financial(Æ)	19,800	563
Galp Energia SGPS SA Class B(Û)	7,500	89	Talanx AG(Û)	1,127	32
Gamesa Corp. Tecnologica SA(Û)	5,736	107	Tetragon Financial Group, Ltd.	116,302	1,093
Gulfport Energy Corp.(Æ)	26,500	783	Unipol Gruppo Finanziario SpA	22,526	92
Marathon Petroleum Corp.(Û)	18,623	778	UnipolSai SpA	37,925	81
Neste Oyj(Û)	3,058	96	Zurich Insurance Group AG(Æ)(Û)	66	15
Nordic American Offshore, Ltd.	27,500	111			16,680
Phillips 66(Æ)(Û)	6,257	502
Repsol SA - ADR	14,355	150	Health Care - 2.5%
Subsea 7 SA(Æ)	6,127	37	Actelion, Ltd.(Æ)(Û)	3,798	502
SunEdison, Inc.(Æ)	15,000	47	Allergan PLC(Æ)	10,803	3,073
Targa Resources Corp.	15,050	338	Almirall SA	3,369	65
Targa Resources Partners, LP	10,266	141	Baxter International, Inc.	22,000	805
TerraForm Global, Inc. Class A(Æ)	26,800	113	Bristol-Myers Squibb Co.(Û)	22,484	1,398
Transocean Partners LLC	4,700	38	Centene Corp.(Æ)	8,500	528
Vestas Wind Systems A/S(Û)	1,813	118	Chr Hansen Holding A/S(Û)	365	22
Williams Cos., Inc. (The)	50,000	965	Galenica AG	24	34
YPF SA - ADR	63,000	1,061	Genmab A/S(Æ)(Û)	773	97
		5,815	Humana, Inc.	11,250	1,831
			Johnson & Johnson(Û)	9,727	1,016
Financial Services - 3.5%			Lonza Group AG(Æ)	1,079	165
Ageas(Û)	5,600	227	Merck KGaA(Û)	774	67
AIA Group, Ltd.	50,300	281	Millennium Health LLC(Æ)	4,988	59
Allianz SE(Û)	296	48	Novo Nordisk A/S Class B(Û)	7,163	400
Alpha Bank AE(Æ)	21,000	42	Orion Oyj Class B(Û)	3,108	102
Altisource Portfolio Solutions SA(Æ)	12,107	350	Paratek Pharmaceuticals, Inc.(Æ)	500	7
Ambac Financial Group, Inc.(Æ)	10,000	140	Pfizer, Inc.(Û)	35,424	1,080
American International Group, Inc.	36,500	2,061	Recordati SpA	3,810	94
Azimut Holding SpA(Û)	622	13	SIGA Technologies, Inc.(Æ)	100,000	47
Banca Generali SpA	719	19	STADA Arzneimittel AG(Û)	1,597	55
Banca Popolare di Milano Scarl	73,492	60	Straumann Holding AG	37	11
Banco Popolare SC(Æ)(Û)	1,068	10	Swedish Orphan Biovitrum AB Class
Barclays PLC	166,300	444	B(Æ)	7,403	94
Chimera Investment Corp.(ö)	98,500	1,220	UnitedHealth Group, Inc.	2,500	288
Citigroup, Inc.	24,900	1,060	William Demant Holding A/S(Æ)(Û)	310	27
E*Trade Financial Corp.(Æ)	22,100	521			11,867
Federal National Mortgage
Association(Æ)	175,000	233	Materials and Processing - 1.2%
FinecoBank Banca Fineco SpA	4,020	31	Ashland, Inc.	13,100	1,241
Hannover Rueck SE(Û)	1,294	136	Aurubis AG(Û)	1,475	60
Hongkong Land Holdings, Ltd.	21,500	135	BillerudKorsnas AB	6,036	96
HRG Group, Inc.(Æ)	85,100	1,033	Boliden AB(Û)	8,577	119
JPMorgan Chase & Co.	6,500	387	Brenntag AG(Û)	468	23
KBC Groep NV(Û)	1,128	65	Buzzi Unicem SpA(Û)	3,440	52
Mapfre SA	4,652	10	CF Industries Holdings, Inc.(Û)	55,184	1,656
Muenchener Rueckversicherungs-			Clariant AG(Æ)	2,067	34
Gesellschaft AG in Muenchen(Û)	719	138	Dow Chemical Co. (The)	24,279	1,020
Navient Corp.	153,450	1,467	Eastman Chemical Co.	8,737	535
New Residential Investment Corp.(ö)	73,124	833	Evonik Industries AG(Û)	2,430	75
New Senior Investment Group, Inc.(ö)	61,800	568	Geberit AG(Û)	114	40
NN Group NV(Û)	8,092	274	Graphic Packaging Holding Co.	50,000	568
OneMain Holdings, Inc.(Æ)	25,000	661	Hexpol AB	1,184	11
Partners Group Holding AG	230	83	Nibe Industrier AB Class B	1,178	34

See accompanying notes which are an integral part of this quarterly report.

268 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
Orion Engineered Carbons SA	3,137	38	NII Holdings, Inc.(Æ)		50,000		183
Yara International ASA(Û)	2,147	82	Software AG(Û)		882		30
		5,684	Tencent Holdings, Ltd.		86,320		1,631
			United Internet AG(Û)		352		18
Producer Durables - 2.2%			Yahoo!, Inc.(Æ)		50,000		1,476
Abengoa SA Class B	57,235	12					17,817
Adecco SA(Æ)(Û)	1,385	85
AerCap Holdings NV(Æ)	53,100	1,631	Utilities - 1.6%
AMR Corp.(Å)(Æ)	75,000	—	A2A SpA		49,432		59
Atlantia SpA(Û)	2,449	64	AT&T, Inc.		29,413		1,061
Boskalis Westminster(Û)	3,343	132	Edison International		16,894		1,044
bpost SA(Û)	2,783	66	Elisa OYJ Class A(Û)		4,003		145
Cargotec Oyj Class B(Û)	2,091	67	Endesa SA - ADR(Û)		8,724		168
ComfortDelGro Corp., Ltd.	35,100	70	Freenet AG(Û)		16,197		502
Delta Air Lines, Inc.	7,800	345	Gas Natural SDG SA(Û)		9,913		195
Deutsche Lufthansa AG(Æ)(Û)	20,927	306	Hera SpA		12,658		35
DSV A/S(Û)	2,580	100	Iberdrola SA(Û)		9,393		66
Eagle Bulk Shipping, Inc.(Å)(Æ)	3,878	5	NextEra Energy, Inc.(Û)		14,810		1,655
Finmeccanica SpA(Æ)(Û)	8,602	102	Proximus(Û)		8,228		284
Flughafen Zuerich AG	289	213	Sempra Energy(Û)		19,894		1,885
Fraport AG Frankfurt Airport Services			Snam Rete Gas SpA(Û)		3,566		20
Worldwide(Û)	228	14	TDC A/S		15,010		64
General Electric Co.(Û)	51,323	1,493	Tele2 AB Class B(Û)		10,869		90
Hochtief AG(Û)	3,193	294	TeliaSonera AB		16,094		76
Honeywell International, Inc.(Û)	9,580	989					7,349
ISS A/S(Û)	2,387	84
KION Group AG(Æ)(Û)	2,627	130	Total Common Stocks
Koninklijke Vopak NV	1,055	46	(cost $108,632)				101,651
Krones AG(Û)	240	26
Kuehne & Nagel International AG	277	37	Investments in Other Funds - 0.5%
Lockheed Martin Corp.(Û)	3,324	701	iShares MSCI Emerging Markets ETF		16,400		502
Metso OYJ(Û)	2,411	50	iShares Russell 2000 ETF		20,000		2,058
Orkla ASA(Û)	2,948	24	Total Investments in Other Funds
OSRAM Licht AG(Û)	4,829	215	(cost $2,610)				2,560
Prysmian SpA(Û)	19,721	407
Randstad Holding NV(Û)	5,996	328
Raytheon Co.(Û)	5,865	752	Options Purchased - 0.2%
Rheinmetall AG(Û)	3,514	251	(Number of Contracts)
			Autodesk, Inc.
Securitas AB Class B(Û)	5,161	76	Feb 2016 45.00 Put (100)	USD	450	(ÿ)	9
Singapore Airlines, Ltd.	37,600	293	Diamond Resorts
Skanska AB Class B(Û)	2,435	47	International, Inc.
Tecnicas Reunidas SA(Û)	923	31	Feb 2016 22.50 Call (50)	USD	113	(ÿ)	2
United Continental Holdings, Inc.(Æ)	22,054	1,065	Feb 2016 25.00 Call (60)	USD	150	(ÿ)	1
Yangzijiang Shipbuilding Holdings, Ltd.	81,900	54	May 2016 15.00 Put (200)	USD	300	(ÿ)	36
		10,605	Energy Transfer Equity, LP
			Mar 2016 13.00 Call (56)	USD	73	(ÿ)	1
Technology - 3.7%			Apr 2016 10.00 Call (650)	USD	650	(ÿ)	65
Alphabet, Inc. Class A(Æ)(Û)	6,156	4,687	Apr 2016 12.50 Call (250)	USD	313	(ÿ)	12
Amadeus IT Holding SA Class A	5,100	209	Feb 2016 10.00 Put (80)	USD	80	(ÿ)	16
ams AG	1,441	40	Eurodollar 1 Year Mid-
ARM Holdings PLC - ADR(Û)	10,815	466	Curve Futures
Autodesk, Inc.(Æ)	11,000	515	Mar 2016 98.75 Put (69)	USD	17,034	(ÿ)	2
Dialog Semiconductor PLC(Æ)(Û)	4,835	147	Apr 2016 98.50 Put (207)	USD	50,974	(ÿ)	5
EMC Corp.	50,000	1,238	Eurodollar Futures
Facebook, Inc. Class A(Æ)(Û)	18,867	2,117	Jun 2016 99.00 Put (59)	USD	14,603	(ÿ)	1
GN Store Nord A/S(Û)	599	11	Ford Motor Co.
Loral Space & Communications, Inc.(Æ)	14,600	504	Jan 2016 12.25 Call (490)	USD	600	(ÿ)	—
Microsoft Corp.(Û)	58,542	3,225	Inflationary Floor Options
			Aug 2019 1.60 Call (1)	USD	24,442	(ÿ)	327
MModal(Å)(Æ)	13,683	185	Aug 2019 1.63 Call (1)	USD	26,163	(ÿ)	220
Motorola Solutions, Inc.	17,000	1,135	Aug 2019 1.63 Put (1)	USD	9,425	(ÿ)	79

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 269

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
		Principal			Fair		Principal	Fair
	Amount ($)				Value		Amount ($)	Value
		or Shares			$		or Shares	$
iShares iBoxx High Yield						0.401% due 07/28/16	800	798
Corporate Bond ETF						0.402% due 07/28/16	400	399
Feb 2016 80.00 Call (200)	USD	1,600		(ÿ)	10	0.419% due 07/28/16	394	393
iShares Russell 2000 Index						0.422% due 07/28/16	2,600	1,697
Jan 2016 99.50 Put (100)	USD	995		(ÿ)	—	0.422% due 07/28/16	1,800	1,796
Micron Technology, Inc.						United States Treasury Notes
Jan 2016 20.00 Call (990)	USD	1,980		(ÿ)	42	0.250% due 03/10/16 (ç)(Û)(~)	3,000	2,999
Office Depot, Inc.						0.250% due 03/10/16	3,000	2,999
Feb 2016 7.00 Call (200)	USD	140		(ÿ)	2	Total Short-Term Investments
Pfizer, Inc.
Jan 2017 32.00 Call (250)	USD	800		(ÿ)	36	(cost $219,162)		220,977
SPDR S&P 500 ETF Trust
Jan 2016 188.00 Put (100)	USD	1,880		(ÿ)	—	Repurchase Agreements - 7.7%
Swaptions						Agreement with Barclays and State
(Fund Receives/Fund Pays)						Street Bank (Tri-Party) of $600 dated
USD 1.100%/3 Month LIBOR						January 29, 2016 at 0.540% to be
Feb 2016 0.00 Call (1)		3,298,680	(ÿ)		216	repurchased at $600 on February
May 2016 0.00 Put (1)		1,290	(ÿ)		1	1, 2016 collateralized by: $601
Williams Cos., Inc.						par various United States Treasury
Mar 2016 19.00 Call (100)	USD	190		(ÿ)	22	Obligations, valued at $611.	600	600
Total Options Purchased						Agreement with Credit Suisse and State
(cost $982)					1,105	Street Bank (Tri-Party) of $9,000
						dated January 29, 2016 at 0.550% to
Warrants & Rights - 0.2%						be repurchased at $9,000 on February
HSBC Bank PLC (Æ)						1, 2016 collateralized by: $9,184
2017 Warrants		76,181			811	par various United States Treasury
						Obligations, valued at $8,981.	9,000	9,000
MModal (Æ)(Å)						Agreement with Goldman Sachs and
2017 Warrants		9,579			—	State Street Bank (Tri-Party) of $7,500
Total Warrants & Rights						dated January 29, 2016 at 0.560% to
(cost $1,329)					811	be repurchased at $7,500 on February
						1, 2016 collateralized by: $7,359 par
Short-Term Investments - 46.2%						various United States Government
ICICI Bank, Ltd.						Agency Obligations, valued at $7,873.	7,500	7,500
4.750% due 11/25/16 (Þ)		100			102	Agreement with JPMorgan Chase and
Morgan Stanley						State Street Bank (Tri-Party) of $7,500
Series GMTN						dated January 29, 2016 at 0.540% to
0.278% due 01/16/17 (Ê)		100			109	be repurchased at $7,500 on February
Russell U.S. Cash Management Fund		170,473,517	(8)		170,474	1, 2016 collateralized by: $7,603
Texas Competitive Electric Holdings Co.,
LLC Term Loan						par various United States Treasury
4.677% due 10/10/16		565			165	Obligations, valued at $7,515.	7,500	7,500
United States Treasury Bills						Agreement with Toronto Dominion
0.160% due 02/04/16 (ç)		800			800	and State Street Bank (Tri-Party) of
0.162% due 02/04/16 (ç)		700			700	$12,200 dated January 29, 2016 at
0.163% due 02/04/16 (ç)		1,742			1,742	0.540% to be repurchased at $12,200
0.165% due 02/04/16 (ç)(~)		10,000			10,000	on February 1, 2016 collateralized
0.165% due 02/04/16		7,999			800	by: $11,855 par various United
0.165% due 02/04/16 (ç)		500			500	States Treasury Obligations, valued at
0.208% due 02/04/16 (ç)(~)		5,000			4,999	$12,174 .	12,200	12,200
0.254% due 02/04/16		727			766	Total Repurchase Agreements
0.254% due 03/24/16 (ç)(~)		500			500	(cost $36,800)		36,800
0.259% due 04/21/16 (~)		3,500			3,517
0.269% due 04/21/16		5,800			5,796	Total Investments 93.8%
0.310% due 04/28/16 (~)		500			500	(identified cost $470,531)		448,305
0.418% due 06/02/16		900			949
0.419% due 06/02/16		73			73	Securities Sold Short - (5.8)%
0.422% due 06/02/16		500			499	Common Stocks - (5.1)%
0.422% due 06/02/16		1,600			1,598	Consumer Discretionary - (1.2)%
0.544% due 06/09/16		1,314			1,313	adidas AG	(1,442)	(149)
0.490% due 06/16/16 (Û)		2,000			1,997	Altice NV Class A(Æ)	(684)	(10)
0.478% due 06/23/16 (Û)(~)		2,000			1,997

See accompanying notes which are an integral part of this quarterly report.

270 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Atresmedia Corp. de Medios de			Zillow Group, Inc.(Æ)	(10,320)	(212)
Comunicacion SA	(2,334)	(22)			(2,060)
Bayerische Motoren Werke AG	(3,299)	(274)	Health Care - (0.7)%
Charter Communications, Inc. Class			Aetna, Inc.	(9,800)	(998)
A(Æ)	(610)	(105)	Baxter International, Inc.	(5,000)	(183)
Cie Financiere Richemont SA(Æ)	(5,554)	(361)	Fresenius Medical Care AG & Co.	(532)	(47)
City Developments, Ltd.	(6,100)	(30)	Getinge AB Class B	(1,451)	(32)
Continental AG	(198)	(41)	Health Net, Inc.(Æ)	(12,500)	(828)
Daimler AG	(1,201)	(84)	Illumina, Inc.(Æ)	(2,619)	(414)
Dufry AG(Æ)	(2,141)	(232)	Intuitive Surgical, Inc.(Æ)	(453)	(245)
Foot Locker, Inc.	(7,704)	(520)	Novozymes A/S Class B	(1,500)	(62)
Jarden Corp.(Æ)	(10,000)	(512)	UCB SA	(649)	(56)
Kohl's Corp.	(10,362)	(515)	Varian Medical Systems, Inc.(Æ)	(6,501)	(501)
Koninklijke Philips NV	(2,248)	(60)			(3,366)
Mediaset SpA	(9,970)	(34)	Materials and Processing - (0.6)%
Mobileye NV(Æ)	(10,851)	(294)	Acerinox SA	(1,448)	(13)
Salvatore Ferragamo SpA	(3,043)	(69)	APERAM SA(Æ)	(1,142)	(36)
Schibsted ASA Class A	(9,202)	(271)	EI du Pont de Nemours & Co.	(7,457)	(393)
Swatch Group AG (The) Class B	(2,481)	(850)	Fastenal Co.	(19,600)	(795)
Target Corp.	(6,796)	(492)	First Quantum Minerals, Ltd.	(76,691)	(166)
Tesla Motors, Inc.(Æ)	(1,051)	(201)	LafargeHolcim, Ltd.(Æ)	(6,826)	(290)
Walt Disney Co. (The)	(4,761)	(456)	LyondellBasell Industries NV Class A	(5,230)	(408)
		(5,582)	Mosaic Co. (The)	(8,824)	(213)
Consumer Staples - (0.3)%			Norsk Hydro ASA	(46,297)	(155)
Anheuser-Busch InBev SA	(2,396)	(302)	Potash Corp. of Saskatchewan, Inc.	(14,612)	(238)
Aryzta AG(Æ)	(3,917)	(179)	Tenaris SA	(28,188)	(293)
Barry Callebaut AG(Æ)	(77)	(88)	ThyssenKrupp AG - ADR	(2,624)	(40)
Carlsberg A/S Class B	(419)	(35)			(3,040)
Chocoladefabriken Lindt & Spruengli			Producer Durables - (0.3)%
AG	(11)	(64)	Alfa Laval AB	(3,343)	(58)
Golden Agri-Resources, Ltd.	(219,000)	(58)	AP Moeller - Maersk A/S Class B	(84)	(108)
Tesco PLC(Æ)	(112,030)	(278)	Bilfinger SE	(1,211)	(53)
Woolworths, Ltd.	(28,741)	(500)	Caterpillar, Inc.	(6,990)	(435)
		(1,504)	CNH Industrial NV	(8,752)	(55)
Energy - (0.6)%			Deutsche Post AG	(4,237)	(102)
BP PLC - ADR	(16,207)	(525)	Duerr AG	(525)	(35)
Energy Transfer Equity, LP	(62,500)	(542)	Hexagon AB Class B	(3,732)	(124)
Glencore PLC(Æ)	(694,519)	(898)	Hutchison Port Holdings Trust	(21,300)	(10)
Keppel Corp., Ltd. - ADR	(67,900)	(242)	Obrascon Huarte Lain SA	(19,577)	(105)
National Oilwell Varco, Inc.	(13,148)	(428)	OC Oerlikon Corp. AG(Æ)	(2,555)	(23)
SBM Offshore NV(Æ)	(7,798)	(103)	SGS SA	(36)	(70)
Statoil ASA Class N	(1,345)	(19)	Singapore Post, Ltd.	(75,200)	(71)
		(2,757)	Volvo AB Class B	(6,456)	(59)
Financial Services - (0.5)%			Wirecard AG	(4,200)	(212)
Banco Comercial Portugues SA Class					(1,520)
R(Æ)	(1,921,040)	(81)	Technology - (0.7)%
Banco de Sabadell SA - ADR	(48,895)	(89)	Alibaba Group Holding, Ltd. - ADR(Æ)	(20,000)	(1,341)
Banco Popular Espanol SA	(30,643)	(83)	Amadeus IT Holding SA Class A	(1,277)	(52)
Banco Santander SA - ADR	(5,868)	(25)	ASML Holding NV	(2,370)	(218)
CaixaBank SA	(17,561)	(53)	Gemalto NV	(1,667)	(100)
Canadian Imperial Bank of Commerce	(10,705)	(697)	Infineon Technologies AG - ADR	(12,055)	(160)
CapitaLand, Ltd.	(37,200)	(81)	International Business Machines Corp.	(4,981)	(622)
Commerzbank AG(Æ)	(8,894)	(72)	Micron Technology, Inc.(Æ)	(31,967)	(353)
Credit Suisse Group AG(Æ)	(1,434)	(25)	Nokia OYJ	(33,845)	(243)
DBS Group Holdings, Ltd.	(46,177)	(460)			(3,089)
DNB ASA	(10,165)	(123)	Utilities - (0.2)%
Gjensidige Forsikring ASA	(1,068)	(17)	Deutsche Telekom AG	(9,662)	(168)
Global Logistic Properties, Ltd.	(8,000)	(10)	E.ON SE	(25,703)	(262)
Oversea-Chinese Banking Corp., Ltd.	(1,900)	(11)	Energias de Portugal SA	(17,880)	(63)
Tryg A/S	(1,086)	(21)	RWE AG	(27,083)	(378)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 271

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
Singapore Telecommunications, Ltd.	(20,800)	(51)
Telefonica Deutschland Holding AG	(12,826)	(63)
Telefonica SA - ADR(Æ)	(10,105)	(107)
		(1,092)
Total Common Stocks
(proceeds $28,014)		(24,010)

Investments in Other Funds - (0.7)%
iShares China Large-Cap ETF	(13,490)	(421)
iShares MSCI Brazil Capped ETF	(35,486)	(704)
iShares MSCI Emerging Markets ETF	(43,404)	(1,327)
iShares Russell 2000 ETF	(10,000)	(1,029)
Total Investments in Other Funds
(proceeds $4,050)		(3,481)

Preferred Stocks – (0.0)%
Consumer Discretionary – (0.0)%
Volkswagen AG	(1,414)	(164)

Total Preferred Stocks
(proceeds $200)		(164)

Total Securities Sold Short
(proceeds $32,264)		(27,655)

Other Assets and Liabilities,
Net - 12.0%		57,353

Net Assets - 100.0%		478,003

See accompanying notes which are an integral part of this quarterly report.

272 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.7%
AMR Corp.	11/25/13	75,000	—	—	—
Chromaflo Technologies Corp. 2nd Lien Term Loan	11/20/13	114,996	99.50	114	92
Eagle Bulk Shipping, Inc.	10/15/14	3,878	14.35	56	5
MModal	07/31/14	13,683	20.01	274	185
MModal	08/28/14	9,579	25.99	4	—
Republic of Argentina Government Bond	05/20/14	3,070,463	80.38	2,468	3,175
					3,457
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Aluminum Futures	1	USD	38	02/16	—
Aluminum Futures	16	USD	607	03/16	5
Aluminum Futures	2	USD	76	04/16	2
Australia Government 10 Year Treasury Bond Futures	8	AUD	1,035	03/16	7
Bank Acceptance Futures	12	CAD	2,980	06/16	—
Bank Acceptance Futures	15	CAD	3,726	09/16	2
Brent Crude Oil Futures	7	USD	252	02/16	44
Canada Government 10 Year Bond Futures	17	CAD	2,428	03/16	16
Cocoa Futures	6	USD	143	03/16	(30)
Coffee Futures	1	USD	44	03/16	(2)
Copper Futures	3	USD	343	02/16	(21)
Copper Futures	9	USD	956	03/16	(2)
Copper Futures	3	USD	342	04/16	12
Corn Futures	8	USD	149	03/16	(1)
Cotton No. 2 Futures	5	USD	153	03/16	(5)
Euribor Interest Rate Futures	23	EUR	5,768	06/16	4
Euribor Interest Rate Futures	20	EUR	5,017	09/16	5
Euribor Interest Rate Futures	22	EUR	5,519	12/16	6
Euribor Interest Rate Futures	25	EUR	6,271	03/17	8
Euribor Interest Rate Futures	43	EUR	10,728	06/17	18
Euribor Interest Rate Futures	28	EUR	7,020	09/17	8
Euribor Interest Rate Futures	19	EUR	4,762	12/17	14
EURO STOXX 50 Index Futures	51	EUR	1,544	03/16	32
Euro-Bobl Futures	38	EUR	5,032	03/16	34
Euro-BTP Futures	12	EUR	1,679	03/16	20
Euro-Bund Futures	58	EUR	9,474	03/16	262
Euro-Buxl Futures	1	EUR	163	03/16	4
Euro-OAT Futures	8	EUR	1,236	03/16	18
Euro-Schatz Futures	69	EUR	7,716	03/16	10
Eurodollar Futures	8	USD	1,986	06/16	1
Eurodollar Futures	17	USD	4,219	09/16	3
Eurodollar Futures	18	USD	4,463	12/16	6
Eurodollar Futures	17	USD	4,212	03/17	7
Eurodollar Futures	16	USD	3,956	09/17	8
Eurodollar Futures	16	USD	3,952	12/17	8
EuroSwiss Interest Rate Futures	1	CHF	252	06/16	—
EuroSwiss Interest Rate Futures	2	CHF	505	09/16	—
EuroSwiss Interest Rate Futures	2	CHF	505	12/16	—
FTSE 100 Index Futures	12	GBP	721	03/16	39
Gold 100 oz. Futures	28	USD	3,126	02/16	60
Gold 100 oz. Futures	7	USD	781	04/16	6
Hang Seng Index Futures	5	HKD	4,931	02/16	25
H-Shares Index Futures	7	HKD	2,901	02/16	13
Japan Government Mini 10 Year Bond Futures	74	JPY	1,113,478	03/16	104

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 273

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
KOSPI2 Index Futures	4	KRW	464,600	03/16	(6)
Lead Futures	1	USD	43	04/16	2
Live Cattle Futures	3	USD	162	02/16	1
Live Cattle Futures	5	USD	268	04/16	—
Long Gilt Futures	29	GBP	3,489	03/16	91
MSCI Emerging Markets Mini Index Futures	174	USD	6,506	03/16	(322)
MSCI Singapore Index Futures	12	SGD	354	02/16	7
MSCI Taiwan Index Futures	6	USD	177	02/16	6
Natural Gas Futures	1	USD	23	02/16	(1)
New York Harbor ULSD Futures	2	USD	91	02/16	(1)
Nickel Futures	1	USD	52	02/16	(7)
Nickel Futures	2	USD	103	03/16	(1)
Palladium Futures	1	USD	44	04/16	—
S&P 500 E-Mini Index Futures	55	USD	5,308	03/16	(119)
S&P/TSX 60 Index Futures	10	CAD	1,506	03/16	50
SGX NIFTY 50 Index	2	USD	30	02/16	—
Silver Futures	2	USD	142	03/16	4
Soybean Futures	5	USD	221	03/16	(3)
Soybean Meal Futures	8	USD	218	03/16	3
Soybean Oil Futures	11	USD	204	03/16	(1)
SPI 200 Index Futures	1	AUD	124	03/16	1
Sterling Interest Rate Futures	19	GBP	2,362	06/16	5
Sterling Interest Rate Futures	20	GBP	2,486	09/16	7
Sterling Interest Rate Futures	11	GBP	1,367	12/16	5
Sterling Interest Rate Futures	24	GBP	2,980	03/17	11
Sterling Interest Rate Futures	22	GBP	2,729	06/17	10
Sterling Interest Rate Futures	20	GBP	2,479	09/17	8
Sterling Interest Rate Futures	19	GBP	2,353	12/17	8
Sugar 11 Futures	17	USD	250	02/16	(33)
TOPIX Index Futures	130	JPY	1,870,700	03/16	(1,310)
United States 10 Year Treasury Note Futures	139	USD	18,011	03/16	407
United States 2 Year Treasury Note Futures	50	USD	10,931	03/16	18
United States 5 Year Treasury Note Futures	44	USD	5,310	03/16	35
United States Long Bond Futures	6	USD	966	03/16	6
United States Ultra Bond Futures	3	USD	499	03/16	4
Wheat Futures	10	USD	240	03/16	(1)
WTI Crude Oil Futures	10	USD	336	02/16	26
Zinc Futures	1	USD	41	02/16	(1)
Zinc Futures	4	USD	162	03/16	1
Zinc Futures	1	USD	41	04/16	1
Short Positions
Aluminum Futures	1	USD	38	02/16	(1)
Aluminum Futures	11	USD	417	03/16	(7)
Aluminum Futures	2	USD	76	04/16	(3)
Australia Government 3 Year Treasury Bond Futures	12	AUD	1,344	03/16	(8)
BOVESPA Index Futures	10	BRL	388	02/16	19
CAC40 Euro Index Futures	5	EUR	221	02/16	(5)
Cocoa Futures	7	USD	186	03/16	5
Coffee Futures	7	USD	305	03/16	6
Copper Futures	3	USD	343	02/16	22
Copper Futures	19	USD	1,419	03/16	2
Copper Futures	3	USD	342	04/16	(12)
Corn Futures	17	USD	316	03/16	(6)
Dow Jones E-Mini Index Futures	7	USD	572	03/16	(4)
Dow Jones Index Futures	1	EUR	244	03/16	—
EURO STOXX 50 Index Futures	102	EUR	3,089	03/16	(49)
FTSE 100 Index Futures	1	GBP	60	03/16	(2)
FTSE CHINA A50 Index Futures	5	USD	44	02/16	—
FTSE/JSE Index Futures	1	ZAR	442	03/16	(2)
FTSE/MIB Index Futures	1	EUR	93	03/16	9
Gasoline RBOB Futures	3	USD	143	02/16	2
Gold 100 oz. Futures	28	USD	3,126	02/16	(131)
Gold 100 oz. Futures	16	USD	1,786	04/16	(21)
Hang Seng Index Futures	5	HKD	4,931	02/16	(21)
H-Shares Index Futures	8	HKD	3,316	02/16	(11)
IBEX 35 Index Futures	4	EUR	351	02/16	11

See accompanying notes which are an integral part of this quarterly report.

274 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
KOSPI2 Index Futures			7	KRW	813,050	03/16	1
Lead Futures			1	USD	43	04/16	(3)
Live Cattle Futures			3	USD	162	02/16	(3)
Low Sulphur Gasoil Futures			3	USD	94	03/16	(2)
MSCI EAFE Mini Index Futures			1	USD	80	03/16	3
MSCI Emerging Markets Mini Index Futures			8	USD	299	03/16	8
MSCI Singapore Index Futures			4	SGD	118	02/16	(2)
MSCI Taiwan Index Futures			8	USD	236	02/16	(7)
NASDAQ 100 E-Mini Futures			5	USD	426	03/16	(9)
Natural Gas Futures			15	USD	345	02/16	21
New York Harbor ULSD Futures			1	USD	45	02/16	(3)
Nickel Futures			1	USD	52	02/16	7
Nickel Futures			4	USD	207	03/16	(1)
NIKKEI 225 Index Futures			2	JPY	35,280	03/16	(5)
OMXS30 Index Futures			7	SEK	947	02/16	—
Palladium Futures			3	USD	150	03/16	14
Palladium Futures			6	USD	262	04/16	(6)
Russell 2000 Mini Index Futures			2	USD	206	03/16	13
S&P 500 E-Mini Index Futures			21	USD	2,027	03/16	(74)
S&P/TSX 60 Index Futures			3	CAD	452	03/16	—
Silver Futures			3	USD	214	03/16	(1)
Soybean Futures			12	USD	529	03/16	(1)
Soybean Meal Futures			31	USD	844	03/16	19
Soybean Oil Futures			2	USD	37	03/16	1
SPI 200 Index Futures			6	AUD	745	03/16	(11)
Sugar 11 Futures			13	USD	191	02/16	(10)
Swiss Market Index Futures			2	CHF	164	03/16	(6)
TAIEX Index Futures			3	TWD	4,832	02/16	(6)
United States 5 Year Treasury Note Futures			2	USD	241	03/16	(4)
Wheat Futures			25	USD	597	03/16	16
Zinc Futures			1	USD	41	02/16	1
Zinc Futures			6	USD	243	03/16	(7)
Zinc Futures			1	USD	41	04/16	—
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(603)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Cross Currency Options (EUR/GBP)	Call	1	0.76	EUR	1,319	02/09/16	(11)
Cross Currency Options (NZD/CAD)	Call	1	0.96	NZD	6,634	02/04/16	—
Cross Currency Options (USD/TRY)	Call	1	3.13	USD	10,814	02/02/16	—
Cross Currency Options (USD/ZAR)	Call	1	17.54	USD	6,060	02/12/16	—
Eurodollar 1 Year Mid-Curve Futures	Put	69	98.63	USD	17,013	03/11/16	(1)
Eurodollar 1 Year Mid-Curve Futures	Put	413	98.25	USD	101,443	04/15/16	(3)
Eurodollar Futures	Call	59	99.50	USD	14,676	06/13/16	(3)
Eurodollar Futures	Put	59	98.88	USD	14,584	06/13/16	—
Inflationary Floor Options	Call	2	1.00	USD	62,800	08/15/19	(521)
Inflationary Floor Options	Put	1	1.00	USD	11,600	08/15/19	(79)
iShares Russell 2000 Index	Put	100	94.50	USD	945	01/15/16	—
Pfizer, Inc.	Call	250	37.00	USD	925	01/20/17	(9)
Pfizer, Inc.	Put	252	28.00	USD	706	01/20/17	(49)
SPDR S&P 500 ETF Trust	Put	100	184.00	USD	1,840	01/15/16	—
Swaptions
(Fund Receives/Fund Pays)
USD 1.100%/3 Month LIBOR	Put	1	0.00		22,990	02/17/16	(18)
USD 2.50%/3 Month LIBOR	Put	1	0.00		11,250	05/12/16	(1)
Total Liability for Options Written (premiums received $400)							(695)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 275

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Transactions in options written contracts for the period ended January 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	1,683	$5,318
Opened	4,479	5,212
Closed	(2,562)	(5,787)
Expired	(2,289)	(4,343)
Outstanding January 31, 2016	1,311	$400

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	8	EUR	8	02/24/16	—
Bank of America	USD	19	EUR	18	02/24/16	—
Bank of America	USD	29	EUR	27	02/24/16	—
Bank of America	USD	37	EUR	34	02/24/16	—
Bank of America	USD	48	EUR	44	02/24/16	(1)
Bank of America	USD	58	EUR	53	02/24/16	—
Bank of America	USD	74	EUR	68	02/24/16	(1)
Bank of America	USD	299	EUR	274	02/24/16	(1)
Bank of America	USD	1,172	EUR	1,065	02/24/16	(19)
Bank of America	USD	1,609	GBP	1,129	02/02/16	(1)
Bank of America	USD	201	ILS	794	02/18/16	(1)
Bank of America	EUR	34	USD	37	02/02/16	—
Bank of America	EUR	53	USD	57	02/24/16	—
Bank of America	EUR	53	USD	58	02/24/16	—
Bank of America	EUR	67	USD	74	02/24/16	1
Bank of America	EUR	76	USD	83	02/24/16	1
Bank of America	GBP	1,129	USD	1,609	03/02/16	1
Barclays	EUR	15	USD	16	02/24/16	—
Barclays	EUR	45	USD	49	02/24/16	—
BNP Paribas	ILS	1,576	USD	406	02/18/16	8
Citibank	USD	200	AUD	282	02/01/16	—
Citibank	USD	55	AUD	81	03/16/16	2
Citibank	USD	80	AUD	111	03/16/16	(2)
Citibank	USD	113	AUD	158	03/16/16	(2)
Citibank	USD	135	AUD	193	03/16/16	2
Citibank	USD	165	AUD	226	03/16/16	(6)
Citibank	USD	195	AUD	269	03/16/16	(5)
Citibank	USD	199	AUD	282	03/16/16	—
Citibank	USD	337	AUD	484	03/16/16	5
Citibank	USD	355	AUD	504	03/16/16	1
Citibank	USD	406	AUD	579	03/16/16	3
Citibank	USD	481	AUD	701	03/16/16	14
Citibank	USD	490	AUD	681	03/16/16	(9)
Citibank	USD	3,022	AUD	4,153	03/16/16	(89)
Citibank	USD	2	BRL	8	03/16/16	—
Citibank	USD	44	BRL	170	03/16/16	(2)
Citibank	USD	49	BRL	199	03/16/16	—
Citibank	USD	60	BRL	240	03/16/16	(1)
Citibank	USD	74	BRL	291	03/16/16	(2)
Citibank	USD	77	BRL	295	03/16/16	(4)
Citibank	USD	97	BRL	378	03/16/16	(4)
Citibank	USD	222	BRL	861	03/16/16	(9)
Citibank	USD	65	CAD	86	03/16/16	(3)
Citibank	USD	66	CAD	93	03/16/16	1
Citibank	USD	101	CAD	145	03/16/16	3
Citibank	USD	193	CAD	276	03/16/16	4
Citibank	USD	247	CAD	348	03/16/16	2
Citibank	USD	299	CAD	421	03/16/16	1
Citibank	USD	383	CAD	545	03/16/16	6
Citibank	USD	392	CAD	556	03/16/16	5
Citibank	USD	487	CAD	696	03/16/16	10

See accompanying notes which are an integral part of this quarterly report.

276 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	551	CAD	775	03/16/16	3
Citibank	USD	612	CAD	888	03/16/16	22
Citibank	USD	691	CAD	923	03/16/16	(32)
Citibank	USD	796	CAD	1,108	03/16/16	(5)
Citibank	USD	1,026	CAD	1,497	03/16/16	43
Citibank	USD	1,076	CAD	1,502	03/16/16	(3)
Citibank	USD	3	CHF	3	03/16/16	—
Citibank	USD	30	CHF	30	03/16/16	(1)
Citibank	USD	3	CLP	2,085	03/16/16	—
Citibank	USD	4	CLP	2,587	03/16/16	—
Citibank	USD	4	CLP	2,890	03/16/16	—
Citibank	USD	6	CLP	4,141	03/16/16	—
Citibank	USD	17	CLP	12,136	03/16/16	—
Citibank	USD	17	CLP	12,042	03/16/16	—
Citibank	USD	20	CLP	14,718	03/16/16	1
Citibank	USD	30	CLP	21,576	03/16/16	—
Citibank	USD	77	CLP	53,708	03/16/16	(2)
Citibank	USD	82	CLP	58,046	03/16/16	(1)
Citibank	USD	1	COP	3,818	03/16/16	—
Citibank	USD	1	COP	4,031	03/16/16	—
Citibank	USD	1	COP	4,521	03/16/16	—
Citibank	USD	2	COP	5,229	03/16/16	—
Citibank	USD	4	COP	12,378	03/16/16	—
Citibank	USD	4	COP	14,430	03/16/16	—
Citibank	USD	8	COP	25,194	03/16/16	—
Citibank	USD	14	COP	45,169	03/16/16	(1)
Citibank	USD	16	COP	51,744	03/16/16	—
Citibank	USD	1	CZK	35	02/01/16	—
Citibank	USD	1	CZK	35	03/16/16	—
Citibank	USD	7	CZK	170	03/16/16	—
Citibank	USD	10	CZK	240	03/16/16	—
Citibank	USD	17	CZK	431	03/16/16	—
Citibank	USD	141	CZK	3,441	03/16/16	(2)
Citibank	USD	174	CZK	4,291	03/16/16	(2)
Citibank	USD	197	CZK	5,020	03/16/16	4
Citibank	USD	376	CZK	9,331	03/16/16	(2)
Citibank	USD	117	EUR	107	02/01/16	(1)
Citibank	USD	5	EUR	5	03/16/16	—
Citibank	USD	24	EUR	22	03/16/16	—
Citibank	USD	89	EUR	81	03/16/16	(1)
Citibank	USD	128	EUR	118	03/16/16	—
Citibank	USD	241	EUR	224	03/16/16	2
Citibank	USD	444	EUR	409	03/16/16	(1)
Citibank	USD	480	EUR	442	03/16/16	—
Citibank	USD	493	EUR	452	03/16/16	(3)
Citibank	USD	561	EUR	516	03/16/16	(1)
Citibank	USD	604	EUR	551	03/16/16	(7)
Citibank	USD	790	EUR	728	03/16/16	(1)
Citibank	USD	1,051	EUR	964	03/16/16	(6)
Citibank	USD	1,140	EUR	1,049	03/16/16	(2)
Citibank	USD	1,371	EUR	1,257	03/16/16	(7)
Citibank	USD	1,770	EUR	1,617	03/16/16	(16)
Citibank	USD	1,895	EUR	1,720	03/16/16	(29)
Citibank	USD	1,956	EUR	1,782	03/16/16	(23)
Citibank	USD	3,261	EUR	2,951	03/16/16	(61)
Citibank	USD	3,411	EUR	3,119	03/16/16	(28)
Citibank	USD	3,521	EUR	3,252	03/16/16	5
Citibank	USD	3,916	EUR	3,600	03/16/16	(12)
Citibank	USD	172	GBP	120	02/01/16	(1)
Citibank	USD	12	GBP	8	03/16/16	—
Citibank	USD	18	GBP	13	03/16/16	—
Citibank	USD	59	GBP	39	03/16/16	(3)
Citibank	USD	79	GBP	56	03/16/16	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 277

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	354	GBP	233	03/16/16	(22)
Citibank	USD	767	GBP	511	03/16/16	(38)
Citibank	USD	8	HKD	62	03/16/16	—
Citibank	USD	25	HKD	195	03/16/16	—
Citibank	USD	27	HKD	208	03/16/16	—
Citibank	USD	33	HKD	256	03/16/16	—
Citibank	USD	93	HKD	727	03/16/16	—
Citibank	USD	7	HUF	2,035	02/01/16	—
Citibank	USD	7	HUF	2,057	03/16/16	—
Citibank	USD	7	HUF	2,035	03/16/16	—
Citibank	USD	10	HUF	2,906	03/16/16	—
Citibank	USD	18	HUF	5,338	03/16/16	—
Citibank	USD	23	HUF	6,642	03/16/16	—
Citibank	USD	23	HUF	6,851	03/16/16	—
Citibank	USD	30	HUF	8,686	03/16/16	—
Citibank	USD	30	HUF	8,719	03/16/16	—
Citibank	USD	35	HUF	10,178	03/16/16	—
Citibank	USD	37	HUF	10,710	03/16/16	—
Citibank	USD	40	HUF	11,541	03/16/16	—
Citibank	USD	45	HUF	13,001	03/16/16	—
Citibank	USD	50	HUF	14,797	03/16/16	1
Citibank	USD	67	HUF	19,112	03/16/16	—
Citibank	USD	99	HUF	28,192	03/16/16	—
Citibank	USD	105	HUF	30,865	03/16/16	2
Citibank	USD	12	IDR	168,903	03/16/16	—
Citibank	USD	35	IDR	491,515	03/16/16	1
Citibank	USD	61	IDR	860,560	03/16/16	1
Citibank	USD	108	IDR	1,522,508	03/16/16	3
Citibank	USD	110	IDR	1,549,193	03/16/16	3
Citibank	USD	113	IDR	1,595,631	03/16/16	3
Citibank	USD	3	ILS	13	02/01/16	—
Citibank	USD	45	ILS	172	03/16/16	(1)
Citibank	USD	50	ILS	188	03/16/16	(2)
Citibank	USD	65	ILS	253	03/16/16	(2)
Citibank	USD	127	ILS	492	03/16/16	(3)
Citibank	USD	181	ILS	697	03/16/16	(4)
Citibank	USD	188	INR	12,690	02/26/16	(2)
Citibank	USD	3	INR	215	03/16/16	—
Citibank	USD	5	INR	366	03/16/16	—
Citibank	USD	9	INR	635	03/16/16	—
Citibank	USD	54	INR	3,635	03/16/16	(1)
Citibank	USD	67	INR	4,511	03/16/16	(1)
Citibank	USD	78	INR	5,263	03/16/16	(1)
Citibank	USD	90	INR	6,115	03/16/16	(1)
Citibank	USD	90	INR	6,110	03/16/16	(1)
Citibank	USD	97	INR	6,553	03/16/16	(1)
Citibank	USD	135	INR	9,174	03/16/16	(1)
Citibank	USD	226	INR	15,297	03/16/16	(2)
Citibank	USD	1	JPY	121	03/16/16	—
Citibank	USD	6	JPY	709	03/16/16	—
Citibank	USD	57	JPY	6,878	03/16/16	—
Citibank	USD	100	JPY	11,707	03/16/16	(3)
Citibank	USD	143	JPY	16,891	03/16/16	(4)
Citibank	USD	175	JPY	20,613	03/16/16	(4)
Citibank	USD	238	JPY	28,094	03/16/16	(6)
Citibank	USD	318	JPY	37,369	03/16/16	(9)
Citibank	USD	375	JPY	45,909	03/16/16	5
Citibank	USD	540	JPY	64,162	03/16/16	(10)
Citibank	USD	638	JPY	78,468	03/16/16	11
Citibank	USD	639	JPY	78,591	03/16/16	11
Citibank	USD	640	JPY	78,441	03/16/16	9
Citibank	USD	640	JPY	78,587	03/16/16	10
Citibank	USD	651	JPY	79,843	03/16/16	9

See accompanying notes which are an integral part of this quarterly report.

278 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	787	JPY	93,164	03/16/16	(16)
Citibank	USD	901	JPY	109,550	03/16/16	5
Citibank	USD	1,073	JPY	129,211	03/16/16	(5)
Citibank	USD	1,274	JPY	155,854	03/16/16	14
Citibank	USD	1,445	JPY	175,026	03/16/16	3
Citibank	USD	2,127	JPY	260,473	03/16/16	27
Citibank	USD	3,018	JPY	363,133	03/16/16	(15)
Citibank	USD	50	KRW	60,059	03/16/16	—
Citibank	USD	62	KRW	75,606	03/16/16	—
Citibank	USD	73	KRW	87,514	03/16/16	(1)
Citibank	USD	109	KRW	126,884	03/16/16	(5)
Citibank	USD	170	KRW	206,573	03/16/16	1
Citibank	USD	180	KRW	218,855	03/16/16	1
Citibank	USD	300	KRW	351,223	03/16/16	(9)
Citibank	USD	552	KRW	641,141	03/16/16	(22)
Citibank	USD	8	MXN	145	03/16/16	—
Citibank	USD	9	MXN	162	03/16/16	—
Citibank	USD	13	MXN	219	03/16/16	(1)
Citibank	USD	14	MXN	239	03/16/16	(1)
Citibank	USD	36	MXN	641	03/16/16	—
Citibank	USD	44	MXN	814	03/16/16	1
Citibank	USD	48	MXN	877	03/16/16	1
Citibank	USD	52	MXN	928	03/16/16	(1)
Citibank	USD	56	MXN	1,043	03/16/16	1
Citibank	USD	69	MXN	1,263	03/16/16	1
Citibank	USD	73	MXN	1,287	03/16/16	(3)
Citibank	USD	76	MXN	1,309	03/16/16	(4)
Citibank	USD	100	MXN	1,802	03/16/16	(1)
Citibank	USD	108	MXN	1,950	03/16/16	(1)
Citibank	USD	185	MXN	3,072	03/16/16	(16)
Citibank	USD	191	MXN	3,565	03/16/16	5
Citibank	USD	200	MXN	3,326	03/16/16	(17)
Citibank	USD	234	MXN	4,378	03/16/16	7
Citibank	USD	1	MYR	3	03/16/16	—
Citibank	USD	3	MYR	11	03/16/16	—
Citibank	USD	5	MYR	21	03/16/16	—
Citibank	USD	6	MYR	24	03/16/16	—
Citibank	USD	17	MYR	70	03/16/16	—
Citibank	USD	29	MYR	123	03/16/16	1
Citibank	USD	30	MYR	129	03/16/16	1
Citibank	USD	31	MYR	131	03/16/16	1
Citibank	USD	42	MYR	180	03/16/16	1
Citibank	USD	44	MYR	185	03/16/16	1
Citibank	USD	76	MYR	327	03/16/16	3
Citibank	USD	181	MYR	769	03/16/16	5
Citibank	USD	186	NOK	1,606	02/01/16	(1)
Citibank	USD	2	NOK	14	03/16/16	—
Citibank	USD	5	NOK	46	03/16/16	—
Citibank	USD	22	NOK	196	03/16/16	—
Citibank	USD	46	NOK	404	03/16/16	1
Citibank	USD	52	NOK	468	03/16/16	2
Citibank	USD	53	NOK	471	03/16/16	1
Citibank	USD	67	NOK	596	03/16/16	2
Citibank	USD	94	NOK	815	03/16/16	—
Citibank	USD	95	NOK	849	03/16/16	2
Citibank	USD	111	NOK	996	03/16/16	3
Citibank	USD	111	NOK	964	03/16/16	—
Citibank	USD	133	NOK	1,167	03/16/16	2
Citibank	USD	165	NOK	1,480	03/16/16	6
Citibank	USD	185	NOK	1,644	03/16/16	5
Citibank	USD	186	NOK	1,606	03/16/16	(1)
Citibank	USD	192	NOK	1,674	03/16/16	1
Citibank	USD	236	NOK	2,077	03/16/16	3

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 279

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	254	NOK	2,197	03/16/16	(1)
Citibank	USD	298	NOK	2,538	03/16/16	(6)
Citibank	USD	707	NOK	6,224	03/16/16	9
Citibank	USD	56	NZD	86	02/02/16	—
Citibank	USD	3	NZD	4	03/16/16	—
Citibank	USD	95	NZD	142	03/16/16	(3)
Citibank	USD	151	NZD	229	03/16/16	(3)
Citibank	USD	275	NZD	413	03/16/16	(8)
Citibank	USD	398	NZD	602	03/16/16	(10)
Citibank	USD	399	NZD	585	03/16/16	(21)
Citibank	USD	399	NZD	606	03/16/16	(8)
Citibank	USD	481	NZD	725	03/16/16	(13)
Citibank	USD	481	NZD	730	03/16/16	(10)
Citibank	USD	481	NZD	730	03/16/16	(10)
Citibank	USD	701	NZD	1,041	03/16/16	(29)
Citibank	USD	7	PHP	326	03/16/16	—
Citibank	USD	10	PHP	463	03/16/16	—
Citibank	USD	14	PHP	643	03/16/16	—
Citibank	USD	26	PHP	1,212	03/16/16	—
Citibank	USD	39	PHP	1,869	03/16/16	—
Citibank	USD	69	PHP	3,264	03/16/16	(1)
Citibank	USD	159	PHP	7,511	03/16/16	(2)
Citibank	USD	29	PLN	119	02/01/16	—
Citibank	USD	101	PLN	404	03/16/16	(2)
Citibank	USD	157	PLN	620	03/16/16	(6)
Citibank	USD	260	PLN	1,011	03/16/16	(12)
Citibank	USD	1,815	PLN	7,059	03/16/16	(86)
Citibank	USD	140	SEK	1,194	02/01/16	(1)
Citibank	USD	5	SEK	46	03/16/16	—
Citibank	USD	49	SEK	425	03/16/16	1
Citibank	USD	140	SEK	1,194	03/16/16	(1)
Citibank	USD	148	SEK	1,257	03/16/16	(2)
Citibank	USD	207	SEK	1,753	03/16/16	(3)
Citibank	USD	213	SEK	1,789	03/16/16	(4)
Citibank	USD	264	SEK	2,244	03/16/16	(2)
Citibank	USD	274	SEK	2,328	03/16/16	(3)
Citibank	USD	404	SEK	3,499	03/16/16	4
Citibank	USD	499	SEK	4,245	03/16/16	(4)
Citibank	USD	1,253	SEK	10,524	03/16/16	(26)
Citibank	USD	5	SGD	7	03/16/16	—
Citibank	USD	6	SGD	8	03/16/16	—
Citibank	USD	8	SGD	11	03/16/16	—
Citibank	USD	19	SGD	28	03/16/16	—
Citibank	USD	25	SGD	36	03/16/16	—
Citibank	USD	28	SGD	39	03/16/16	—
Citibank	USD	43	SGD	61	03/16/16	—
Citibank	USD	46	SGD	67	03/16/16	1
Citibank	USD	65	SGD	94	03/16/16	1
Citibank	USD	74	SGD	103	03/16/16	(1)
Citibank	USD	132	SGD	186	03/16/16	(2)
Citibank	USD	358	SGD	506	03/16/16	(3)
Citibank	USD	23	TRY	69	03/16/16	—
Citibank	USD	48	TRY	142	03/16/16	—
Citibank	USD	96	TRY	283	03/16/16	(1)
Citibank	USD	96	TRY	284	03/16/16	(1)
Citibank	USD	104	TRY	309	03/16/16	(1)
Citibank	USD	128	TRY	384	03/16/16	—
Citibank	USD	160	TRY	475	03/16/16	(1)
Citibank	USD	317	TRY	949	03/16/16	—
Citibank	USD	382	TRY	1,140	03/16/16	(1)
Citibank	USD	5	TWD	159	03/16/16	—
Citibank	USD	13	TWD	429	03/16/16	—
Citibank	USD	14	TWD	481	03/16/16	—

See accompanying notes which are an integral part of this quarterly report.

280 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	15	TWD	514	03/16/16	—
Citibank	USD	24	TWD	778	03/16/16	(1)
Citibank	USD	29	TWD	985	03/16/16	—
Citibank	USD	54	TWD	1,831	03/16/16	—
Citibank	USD	57	TWD	1,891	03/16/16	(1)
Citibank	USD	57	TWD	1,938	03/16/16	—
Citibank	USD	80	TWD	2,603	03/16/16	(2)
Citibank	USD	162	TWD	5,314	03/16/16	(3)
Citibank	USD	20	ZAR	318	02/01/16	—
Citibank	USD	2	ZAR	29	03/16/16	—
Citibank	USD	21	ZAR	345	03/16/16	1
Citibank	USD	36	ZAR	614	03/16/16	2
Citibank	USD	43	ZAR	713	03/16/16	2
Citibank	USD	45	ZAR	752	03/16/16	2
Citibank	USD	48	ZAR	778	03/16/16	—
Citibank	USD	54	ZAR	867	03/16/16	—
Citibank	USD	62	ZAR	1,010	03/16/16	1
Citibank	USD	83	ZAR	1,185	03/16/16	(9)
Citibank	USD	107	ZAR	1,804	03/16/16	5
Citibank	USD	112	ZAR	1,861	03/16/16	4
Citibank	USD	113	ZAR	1,906	03/16/16	6
Citibank	USD	117	ZAR	1,851	03/16/16	(1)
Citibank	USD	241	ZAR	3,687	03/16/16	(10)
Citibank	USD	301	ZAR	4,692	03/16/16	(9)
Citibank	USD	302	ZAR	4,669	03/16/16	(11)
Citibank	USD	327	ZAR	5,143	03/16/16	(6)
Citibank	USD	388	ZAR	5,937	03/16/16	(17)
Citibank	AUD	282	USD	200	02/01/16	—
Citibank	AUD	10	USD	7	03/16/16	—
Citibank	AUD	71	USD	52	03/16/16	1
Citibank	AUD	114	USD	79	03/16/16	(1)
Citibank	AUD	197	USD	139	03/16/16	—
Citibank	AUD	253	USD	177	03/16/16	(2)
Citibank	AUD	298	USD	207	03/16/16	(3)
Citibank	AUD	355	USD	247	03/16/16	(4)
Citibank	AUD	502	USD	359	03/16/16	5
Citibank	AUD	588	USD	426	03/16/16	11
Citibank	AUD	610	USD	445	03/16/16	14
Citibank	AUD	656	USD	467	03/16/16	3
Citibank	AUD	1,173	USD	853	03/16/16	25
Citibank	AUD	2,199	USD	1,554	03/16/16	1
Citibank	AUD	2,523	USD	1,821	03/16/16	39
Citibank	BRL	17	USD	4	03/16/16	—
Citibank	BRL	17	USD	4	03/16/16	—
Citibank	BRL	30	USD	7	03/16/16	—
Citibank	BRL	67	USD	16	03/16/16	(1)
Citibank	BRL	89	USD	22	03/16/16	—
Citibank	BRL	89	USD	22	03/16/16	—
Citibank	BRL	102	USD	25	03/16/16	(1)
Citibank	BRL	114	USD	28	03/16/16	—
Citibank	BRL	209	USD	50	03/16/16	(1)
Citibank	BRL	417	USD	104	03/16/16	1
Citibank	BRL	663	USD	162	03/16/16	(2)
Citibank	BRL	2,029	USD	509	03/16/16	8
Citibank	CAD	2	USD	2	03/16/16	—
Citibank	CAD	56	USD	40	03/16/16	—
Citibank	CAD	73	USD	52	03/16/16	—
Citibank	CAD	111	USD	79	03/16/16	—
Citibank	CAD	331	USD	234	03/16/16	(2)
Citibank	CAD	364	USD	272	03/16/16	12
Citibank	CAD	479	USD	343	03/16/16	1
Citibank	CAD	750	USD	552	03/16/16	16
Citibank	CAD	1,479	USD	1,104	03/16/16	48

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 281

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	CAD	1,574	USD	1,179	03/16/16	55
Citibank	CAD	1,616	USD	1,192	03/16/16	38
Citibank	CAD	1,727	USD	1,278	03/16/16	45
Citibank	CAD	1,837	USD	1,352	03/16/16	40
Citibank	CAD	2,236	USD	1,603	03/16/16	7
Citibank	CAD	2,421	USD	1,762	03/16/16	34
Citibank	CHF	1	USD	1	03/16/16	—
Citibank	CHF	1	USD	1	03/16/16	—
Citibank	CHF	2	USD	2	03/16/16	—
Citibank	CHF	3	USD	3	03/16/16	—
Citibank	CHF	4	USD	4	03/16/16	—
Citibank	CHF	7	USD	7	03/16/16	—
Citibank	CHF	12	USD	12	03/16/16	—
Citibank	CLP	6,154	USD	9	03/16/16	—
Citibank	CLP	12,984	USD	18	03/16/16	—
Citibank	CLP	22,085	USD	31	03/16/16	—
Citibank	CLP	50,892	USD	72	03/16/16	1
Citibank	CLP	60,297	USD	84	03/16/16	(1)
Citibank	CLP	179,348	USD	252	03/16/16	2
Citibank	COP	14,908	USD	4	03/16/16	—
Citibank	COP	41,917	USD	13	03/16/16	—
Citibank	COP	135,439	USD	42	03/16/16	1
Citibank	COP	264,068	USD	79	03/16/16	(1)
Citibank	CZK	35	USD	1	02/01/16	—
Citibank	CZK	2,142	USD	87	03/16/16	1
Citibank	EUR	107	USD	116	02/01/16	—
Citibank	EUR	2	USD	2	03/16/16	—
Citibank	EUR	3	USD	3	03/16/16	—
Citibank	EUR	4	USD	4	03/16/16	—
Citibank	EUR	5	USD	6	03/16/16	—
Citibank	EUR	5	USD	5	03/16/16	—
Citibank	EUR	9	USD	10	03/16/16	—
Citibank	EUR	9	USD	10	03/16/16	—
Citibank	EUR	12	USD	13	03/16/16	—
Citibank	EUR	16	USD	17	03/16/16	—
Citibank	EUR	17	USD	19	03/16/16	—
Citibank	EUR	18	USD	20	03/16/16	—
Citibank	EUR	73	USD	79	03/16/16	—
Citibank	EUR	82	USD	89	03/16/16	—
Citibank	EUR	90	USD	98	03/16/16	—
Citibank	EUR	107	USD	117	03/16/16	1
Citibank	EUR	697	USD	759	03/16/16	4
Citibank	EUR	841	USD	899	03/16/16	(13)
Citibank	EUR	1,486	USD	1,625	03/16/16	13
Citibank	EUR	2,590	USD	2,763	03/16/16	(46)
Citibank	EUR	6,735	USD	7,153	03/16/16	(151)
Citibank	EUR	12,755	USD	13,592	03/16/16	(241)
Citibank	GBP	120	USD	171	02/01/16	—
Citibank	GBP	2	USD	3	03/16/16	—
Citibank	GBP	20	USD	30	03/16/16	2
Citibank	GBP	44	USD	65	03/16/16	2
Citibank	GBP	54	USD	77	03/16/16	—
Citibank	GBP	92	USD	132	03/16/16	1
Citibank	GBP	120	USD	172	03/16/16	1
Citibank	GBP	126	USD	190	03/16/16	10
Citibank	GBP	132	USD	193	03/16/16	4
Citibank	GBP	156	USD	226	03/16/16	3
Citibank	GBP	163	USD	234	03/16/16	1
Citibank	GBP	182	USD	262	03/16/16	3
Citibank	GBP	182	USD	270	03/16/16	11
Citibank	GBP	201	USD	289	03/16/16	3
Citibank	GBP	345	USD	523	03/16/16	32
Citibank	GBP	362	USD	540	03/16/16	24

See accompanying notes which are an integral part of this quarterly report.

282 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	GBP	559	USD	827	03/16/16	31
Citibank	GBP	740	USD	1,118	03/16/16	64
Citibank	GBP	912	USD	1,356	03/16/16	57
Citibank	HKD	25	USD	3	03/16/16	—
Citibank	HKD	27	USD	3	03/16/16	—
Citibank	HKD	52	USD	7	03/16/16	—
Citibank	HKD	100	USD	13	03/16/16	—
Citibank	HKD	117	USD	15	03/16/16	—
Citibank	HKD	151	USD	19	03/16/16	—
Citibank	HKD	610	USD	78	03/16/16	—
Citibank	HUF	2,035	USD	7	02/01/16	—
Citibank	HUF	2,725	USD	9	03/16/16	—
Citibank	HUF	3,525	USD	12	03/16/16	—
Citibank	HUF	4,922	USD	17	03/16/16	—
Citibank	HUF	8,262	USD	29	03/16/16	—
Citibank	HUF	14,133	USD	49	03/16/16	(1)
Citibank	HUF	38,444	USD	132	03/16/16	(2)
Citibank	HUF	42,432	USD	147	03/16/16	(1)
Citibank	HUF	42,904	USD	149	03/16/16	—
Citibank	IDR	122,260	USD	9	03/16/16	—
Citibank	IDR	189,266	USD	13	03/16/16	—
Citibank	IDR	234,195	USD	16	03/16/16	(1)
Citibank	IDR	792,924	USD	56	03/16/16	(2)
Citibank	IDR	867,932	USD	62	03/16/16	(1)
Citibank	IDR	924,297	USD	65	03/16/16	(2)
Citibank	ILS	13	USD	3	02/01/16	—
Citibank	ILS	5	USD	1	03/16/16	—
Citibank	ILS	6	USD	2	03/16/16	—
Citibank	ILS	8	USD	2	03/16/16	—
Citibank	ILS	11	USD	3	03/16/16	—
Citibank	ILS	12	USD	3	03/16/16	—
Citibank	ILS	13	USD	3	03/16/16	—
Citibank	ILS	15	USD	4	03/16/16	—
Citibank	ILS	22	USD	6	03/16/16	—
Citibank	ILS	23	USD	6	03/16/16	—
Citibank	ILS	26	USD	7	03/16/16	—
Citibank	ILS	26	USD	7	03/16/16	—
Citibank	ILS	31	USD	8	03/16/16	—
Citibank	ILS	80	USD	20	03/16/16	—
Citibank	ILS	136	USD	35	03/16/16	—
Citibank	ILS	146	USD	38	03/16/16	1
Citibank	ILS	205	USD	53	03/16/16	1
Citibank	ILS	223	USD	57	03/16/16	1
Citibank	ILS	226	USD	57	03/16/16	—
Citibank	ILS	488	USD	124	03/16/16	1
Citibank	ILS	602	USD	156	03/16/16	4
Citibank	INR	42	USD	1	03/16/16	—
Citibank	INR	256	USD	4	03/16/16	—
Citibank	INR	336	USD	5	03/16/16	—
Citibank	INR	456	USD	7	03/16/16	—
Citibank	INR	467	USD	7	03/16/16	—
Citibank	INR	833	USD	12	03/16/16	—
Citibank	INR	1,119	USD	16	03/16/16	—
Citibank	INR	1,370	USD	20	03/16/16	—
Citibank	INR	2,022	USD	30	03/16/16	—
Citibank	INR	2,060	USD	31	03/16/16	—
Citibank	INR	2,143	USD	32	03/16/16	—
Citibank	INR	3,134	USD	47	03/16/16	1
Citibank	INR	3,194	USD	47	03/16/16	1
Citibank	INR	3,372	USD	50	03/16/16	—
Citibank	INR	3,719	USD	55	03/16/16	—
Citibank	INR	4,045	USD	60	03/16/16	1
Citibank	INR	6,545	USD	98	03/16/16	2

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 283

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	INR	7,277	USD	106	03/16/16	—
Citibank	INR	10,099	USD	148	03/16/16	1
Citibank	JPY	857	USD	7	03/16/16	—
Citibank	JPY	11,592	USD	96	03/16/16	—
Citibank	JPY	34,424	USD	280	03/16/16	(4)
Citibank	JPY	47,550	USD	404	03/16/16	11
Citibank	JPY	62,164	USD	532	03/16/16	18
Citibank	JPY	90,356	USD	777	03/16/16	30
Citibank	JPY	91,719	USD	746	03/16/16	(13)
Citibank	JPY	99,545	USD	814	03/16/16	(9)
Citibank	JPY	127,102	USD	1,034	03/16/16	(17)
Citibank	JPY	357,294	USD	2,917	03/16/16	(37)
Citibank	KRW	15,705	USD	13	03/16/16	—
Citibank	KRW	71,481	USD	61	03/16/16	2
Citibank	KRW	116,332	USD	99	03/16/16	2
Citibank	KRW	161,642	USD	139	03/16/16	6
Citibank	KRW	219,043	USD	189	03/16/16	8
Citibank	KRW	249,283	USD	210	03/16/16	4
Citibank	KRW	274,901	USD	231	03/16/16	4
Citibank	KRW	302,792	USD	256	03/16/16	6
Citibank	KRW	305,853	USD	259	03/16/16	7
Citibank	KRW	365,357	USD	305	03/16/16	3
Citibank	KRW	423,612	USD	354	03/16/16	4
Citibank	KRW	507,845	USD	430	03/16/16	10
Citibank	KRW	521,817	USD	434	03/16/16	3
Citibank	KRW	532,114	USD	451	03/16/16	11
Citibank	KRW	613,863	USD	516	03/16/16	9
Citibank	MXN	815	USD	49	03/16/16	4
Citibank	MXN	1,233	USD	72	03/16/16	5
Citibank	MXN	1,566	USD	93	03/16/16	7
Citibank	MXN	2,922	USD	171	03/16/16	11
Citibank	MXN	3,532	USD	207	03/16/16	12
Citibank	MXN	3,647	USD	219	03/16/16	18
Citibank	MXN	4,096	USD	239	03/16/16	13
Citibank	MXN	4,188	USD	240	03/16/16	10
Citibank	MXN	4,219	USD	246	03/16/16	14
Citibank	MXN	4,367	USD	263	03/16/16	23
Citibank	MXN	5,299	USD	309	03/16/16	18
Citibank	MYR	11	USD	3	03/16/16	—
Citibank	MYR	11	USD	3	03/16/16	—
Citibank	MYR	102	USD	24	03/16/16	(1)
Citibank	MYR	103	USD	25	03/16/16	—
Citibank	MYR	126	USD	29	03/16/16	(1)
Citibank	MYR	129	USD	30	03/16/16	(1)
Citibank	MYR	133	USD	31	03/16/16	(1)
Citibank	MYR	133	USD	32	03/16/16	(1)
Citibank	MYR	134	USD	31	03/16/16	(1)
Citibank	MYR	197	USD	45	03/16/16	(2)
Citibank	MYR	216	USD	48	03/16/16	(4)
Citibank	MYR	495	USD	114	03/16/16	(6)
Citibank	NOK	1,606	USD	186	02/01/16	1
Citibank	NOK	193	USD	22	03/16/16	—
Citibank	NOK	312	USD	36	03/16/16	—
Citibank	NOK	685	USD	78	03/16/16	(1)
Citibank	NOK	1,561	USD	178	03/16/16	(1)
Citibank	NOK	1,660	USD	195	03/16/16	3
Citibank	NOK	1,676	USD	195	03/16/16	2
Citibank	NOK	1,915	USD	220	03/16/16	—
Citibank	NOK	2,908	USD	331	03/16/16	(4)
Citibank	NOK	5,121	USD	584	03/16/16	(6)
Citibank	NOK	5,964	USD	687	03/16/16	—
Citibank	NOK	6,090	USD	705	03/16/16	4
Citibank	NOK	10,451	USD	1,206	03/16/16	3

See accompanying notes which are an integral part of this quarterly report.

284 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	NZD	86	USD	56	02/02/16	—
Citibank	NZD	86	USD	56	03/16/16	—
Citibank	NZD	106	USD	69	03/16/16	—
Citibank	NZD	275	USD	183	03/16/16	6
Citibank	NZD	278	USD	181	03/16/16	1
Citibank	NZD	401	USD	259	03/16/16	—
Citibank	NZD	447	USD	296	03/16/16	7
Citibank	NZD	586	USD	379	03/16/16	1
Citibank	NZD	683	USD	452	03/16/16	10
Citibank	NZD	732	USD	475	03/16/16	2
Citibank	NZD	780	USD	508	03/16/16	4
Citibank	NZD	781	USD	510	03/16/16	6
Citibank	NZD	813	USD	532	03/16/16	7
Citibank	NZD	904	USD	580	03/16/16	(4)
Citibank	NZD	952	USD	631	03/16/16	17
Citibank	NZD	996	USD	641	03/16/16	(3)
Citibank	NZD	1,041	USD	680	03/16/16	7
Citibank	NZD	1,307	USD	832	03/16/16	(12)
Citibank	PHP	633	USD	13	03/16/16	—
Citibank	PHP	1,689	USD	35	03/16/16	—
Citibank	PHP	1,775	USD	37	03/16/16	—
Citibank	PHP	2,212	USD	46	03/16/16	—
Citibank	PHP	3,292	USD	69	03/16/16	—
Citibank	PHP	3,347	USD	70	03/16/16	—
Citibank	PHP	3,956	USD	83	03/16/16	1
Citibank	PHP	5,124	USD	108	03/16/16	1
Citibank	PHP	5,193	USD	109	03/16/16	1
Citibank	PLN	119	USD	29	02/01/16	—
Citibank	PLN	64	USD	16	03/16/16	—
Citibank	PLN	89	USD	22	03/16/16	—
Citibank	PLN	101	USD	25	03/16/16	—
Citibank	PLN	119	USD	29	03/16/16	—
Citibank	PLN	157	USD	39	03/16/16	1
Citibank	PLN	179	USD	43	03/16/16	—
Citibank	PLN	207	USD	52	03/16/16	1
Citibank	PLN	208	USD	52	03/16/16	1
Citibank	PLN	272	USD	66	03/16/16	(1)
Citibank	PLN	370	USD	92	03/16/16	1
Citibank	PLN	386	USD	96	03/16/16	1
Citibank	PLN	534	USD	135	03/16/16	4
Citibank	PLN	618	USD	155	03/16/16	4
Citibank	PLN	726	USD	183	03/16/16	5
Citibank	PLN	769	USD	192	03/16/16	4
Citibank	PLN	827	USD	205	03/16/16	2
Citibank	PLN	910	USD	229	03/16/16	7
Citibank	PLN	1,078	USD	270	03/16/16	6
Citibank	PLN	1,086	USD	272	03/16/16	6
Citibank	PLN	1,199	USD	301	03/16/16	7
Citibank	PLN	1,376	USD	344	03/16/16	7
Citibank	PLN	1,586	USD	394	03/16/16	6
Citibank	SEK	1,194	USD	140	02/01/16	1
Citibank	SEK	41	USD	5	03/16/16	—
Citibank	SEK	936	USD	110	03/16/16	1
Citibank	SEK	1,110	USD	131	03/16/16	1
Citibank	SEK	1,783	USD	208	03/16/16	—
Citibank	SEK	2,680	USD	312	03/16/16	(1)
Citibank	SEK	3,597	USD	421	03/16/16	2
Citibank	SEK	4,244	USD	497	03/16/16	1
Citibank	SEK	4,405	USD	508	03/16/16	(6)
Citibank	SEK	6,118	USD	722	03/16/16	9
Citibank	SEK	6,837	USD	803	03/16/16	6
Citibank	SGD	4	USD	3	03/16/16	—
Citibank	SGD	10	USD	7	03/16/16	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 285

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	SGD	69	USD	49	03/16/16	—
Citibank	SGD	70	USD	49	03/16/16	—
Citibank	SGD	90	USD	64	03/16/16	—
Citibank	SGD	107	USD	74	03/16/16	(1)
Citibank	SGD	111	USD	78	03/16/16	—
Citibank	SGD	140	USD	99	03/16/16	1
Citibank	SGD	169	USD	121	03/16/16	2
Citibank	SGD	198	USD	140	03/16/16	1
Citibank	SGD	198	USD	140	03/16/16	1
Citibank	SGD	210	USD	148	03/16/16	1
Citibank	SGD	214	USD	149	03/16/16	(1)
Citibank	SGD	259	USD	181	03/16/16	—
Citibank	TRY	10	USD	3	03/16/16	—
Citibank	TRY	13	USD	4	03/16/16	—
Citibank	TRY	38	USD	13	03/16/16	—
Citibank	TRY	51	USD	17	03/16/16	—
Citibank	TRY	69	USD	23	03/16/16	—
Citibank	TRY	106	USD	34	03/16/16	(1)
Citibank	TRY	142	USD	46	03/16/16	(1)
Citibank	TRY	153	USD	50	03/16/16	(1)
Citibank	TRY	215	USD	72	03/16/16	—
Citibank	TRY	217	USD	71	03/16/16	(2)
Citibank	TRY	351	USD	114	03/16/16	(4)
Citibank	TRY	438	USD	144	03/16/16	(3)
Citibank	TRY	460	USD	150	03/16/16	(4)
Citibank	TRY	495	USD	162	03/16/16	(4)
Citibank	TRY	574	USD	194	03/16/16	2
Citibank	TRY	985	USD	318	03/16/16	(11)
Citibank	TRY	1,245	USD	406	03/16/16	(10)
Citibank	TRY	1,549	USD	517	03/16/16	(1)
Citibank	TWD	90	USD	3	03/16/16	—
Citibank	TWD	157	USD	5	03/16/16	—
Citibank	TWD	396	USD	12	03/16/16	—
Citibank	TWD	1,163	USD	35	03/16/16	—
Citibank	TWD	1,301	USD	40	03/16/16	1
Citibank	TWD	2,016	USD	61	03/16/16	1
Citibank	TWD	2,037	USD	62	03/16/16	1
Citibank	TWD	2,044	USD	62	03/16/16	1
Citibank	TWD	2,361	USD	71	03/16/16	—
Citibank	TWD	2,898	USD	89	03/16/16	2
Citibank	TWD	2,939	USD	88	03/16/16	—
Citibank	TWD	3,109	USD	94	03/16/16	2
Citibank	TWD	11,591	USD	355	03/16/16	9
Citibank	ZAR	318	USD	19	02/01/16	(1)
Citibank	ZAR	230	USD	14	03/16/16	—
Citibank	ZAR	318	USD	19	03/16/16	—
Citibank	ZAR	522	USD	35	03/16/16	3
Citibank	ZAR	2,899	USD	196	03/16/16	15
Citibank	ZAR	3,740	USD	251	03/16/16	17
Citibank	ZAR	4,571	USD	310	03/16/16	24
Citibank	ZAR	4,583	USD	296	03/16/16	10
Citibank	ZAR	4,651	USD	320	03/16/16	30
Citibank	ZAR	6,290	USD	427	03/16/16	35
Citibank	ZAR	18,658	USD	1,280	03/16/16	116
Citigroup	USD	61,650	CNY	392,863	02/16/16	(1,768)
Citigroup	BRL	15,162	USD	4,795	02/16/16	1,019
Citigroup	CNY	109,087	USD	17,125	02/16/16	497
Citigroup	CNY	109,104	USD	17,125	02/16/16	495
Citigroup	CNY	109,246	USD	17,150	02/17/16	506
Citigroup	PEN	47,242	USD	14,425	03/16/16	895
Credit Suisse	USD	3	CHF	3	03/16/16	—
Credit Suisse	USD	107	CHF	108	03/16/16	(1)
Credit Suisse	USD	157	CHF	155	03/16/16	(5)

See accompanying notes which are an integral part of this quarterly report.

286 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	USD	2	DKK	13	03/16/16	—
Credit Suisse	USD	899	DKK	6,101	03/16/16	(12)
Credit Suisse	USD	1	EUR	1	03/16/16	—
Credit Suisse	USD	2,186	EUR	1,988	03/16/16	(29)
Credit Suisse	USD	40	HKD	316	03/16/16	—
Credit Suisse	USD	49	NOK	422	02/02/16	—
Credit Suisse	USD	—	NOK	4	03/16/16	—
Credit Suisse	USD	3	NOK	26	03/16/16	—
Credit Suisse	USD	132	NOK	1,174	03/16/16	3
Credit Suisse	USD	138	NOK	1,213	03/16/16	1
Credit Suisse	USD	161	NOK	1,413	03/16/16	2
Credit Suisse	USD	90	SEK	769	02/02/16	—
Credit Suisse	USD	682	SEK	5,727	03/16/16	(14)
Credit Suisse	USD	29	SGD	42	03/16/16	—
Credit Suisse	USD	268	SGD	385	03/16/16	2
Credit Suisse	CHF	2	USD	2	03/16/16	—
Credit Suisse	CHF	93	USD	93	03/16/16	2
Credit Suisse	DKK	11	USD	2	03/16/16	—
Credit Suisse	DKK	111	USD	16	03/16/16	—
Credit Suisse	DKK	542	USD	79	03/16/16	—
Credit Suisse	DKK	12,198	USD	1,785	03/16/16	12
Credit Suisse	EUR	19	USD	21	03/16/16	—
Credit Suisse	EUR	415	USD	450	03/16/16	—
Credit Suisse	EUR	1,173	USD	1,273	03/16/16	—
Credit Suisse	EUR	3,887	USD	4,247	03/16/16	32
Credit Suisse	HKD	347	USD	45	03/16/16	—
Credit Suisse	SEK	3	USD	—	03/16/16	—
Credit Suisse	SEK	4	USD	—	03/16/16	—
Credit Suisse	SEK	447	USD	52	03/16/16	—
Credit Suisse	SEK	880	USD	103	03/16/16	—
Credit Suisse	SEK	11,363	USD	1,338	03/16/16	12
Credit Suisse	SGD	35	USD	25	03/16/16	—
Deutsche Bank	USD	200	ILS	781	02/18/16	(3)
Deutsche Bank	INR	66,508	USD	990	02/26/16	14
HSBC	USD	943	GBP	624	02/11/16	(53)
JPMorgan Chase	USD	4,734	AUD	6,910	03/16/16	146
JPMorgan Chase	USD	4,228	BRL	15,162	02/16/16	(452)
JPMorgan Chase	USD	1,733	BRL	7,176	03/16/16	39
JPMorgan Chase	USD	4	CHF	4	03/16/16	—
JPMorgan Chase	USD	865	CHF	854	03/16/16	(30)
JPMorgan Chase	USD	6,414	CHF	6,335	03/16/16	(219)
JPMorgan Chase	USD	2,078	CNY	13,641	02/16/16	2
JPMorgan Chase	USD	3,205	CNY	20,524	02/16/16	(77)
JPMorgan Chase	USD	3,205	CNY	20,516	02/16/16	(78)
JPMorgan Chase	USD	3,205	CNY	20,507	02/16/16	(79)
JPMorgan Chase	USD	3,205	CNY	20,516	02/16/16	(78)
JPMorgan Chase	USD	3,205	CNY	20,516	02/16/16	(78)
JPMorgan Chase	USD	3,205	CNY	20,516	02/16/16	(78)
JPMorgan Chase	USD	3,205	CNY	20,523	02/16/16	(77)
JPMorgan Chase	USD	3,205	CNY	20,505	02/16/16	(79)
JPMorgan Chase	USD	3,205	CNY	20,505	02/16/16	(79)
JPMorgan Chase	USD	4,330	CNY	27,885	02/16/16	(80)
JPMorgan Chase	USD	6,080	CNY	39,367	02/16/16	(79)
JPMorgan Chase	USD	6,080	CNY	39,367	02/16/16	(79)
JPMorgan Chase	USD	9,615	CNY	61,507	02/16/16	(240)
JPMorgan Chase	USD	17,150	CNY	112,778	02/17/16	33
JPMorgan Chase	USD	7,503	EUR	6,930	02/01/16	—
JPMorgan Chase	USD	35	EUR	32	02/02/16	—
JPMorgan Chase	USD	373	EUR	345	02/02/16	—
JPMorgan Chase	USD	646	EUR	596	02/02/16	—
JPMorgan Chase	USD	3,774	EUR	3,465	02/02/16	(21)
JPMorgan Chase	USD	69	EUR	63	02/24/16	(1)
JPMorgan Chase	USD	102	EUR	95	02/24/16	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 287

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	108	EUR	100	02/24/16	—
JPMorgan Chase	USD	3,808	EUR	3,465	03/16/16	(50)
JPMorgan Chase	USD	3,883	EUR	3,535	03/16/16	(50)
JPMorgan Chase	USD	7,020	EUR	6,412	03/16/16	(67)
JPMorgan Chase	USD	7,483	EUR	6,910	03/16/16	10
JPMorgan Chase	USD	7,557	EUR	6,930	03/16/16	(42)
JPMorgan Chase	USD	7,563	EUR	6,930	03/16/16	(47)
JPMorgan Chase	USD	9,337	EUR	8,496	03/16/16	(124)
JPMorgan Chase	USD	3,777	EUR	3,465	03/17/16	(19)
JPMorgan Chase	USD	5,333	GBP	3,535	03/16/16	(296)
JPMorgan Chase	USD	9,961	GBP	6,910	03/16/16	(114)
JPMorgan Chase	USD	10,623	GBP	7,070	03/16/16	(548)
JPMorgan Chase	USD	6,780	INR	460,226	03/16/16	(47)
JPMorgan Chase	USD	970	JPY	115,305	02/01/16	—
JPMorgan Chase	USD	6,930	JPY	823,447	02/01/16	—
JPMorgan Chase	USD	2,495	JPY	296,498	02/02/16	(46)
JPMorgan Chase	USD	3,465	JPY	419,859	02/02/16	3
JPMorgan Chase	USD	3,465	JPY	411,110	02/02/16	(69)
JPMorgan Chase	USD	5,012	JPY	587,290	03/16/16	(156)
JPMorgan Chase	USD	5,544	JPY	652,616	03/16/16	(148)
JPMorgan Chase	USD	6,910	JPY	816,844	03/16/16	(156)
JPMorgan Chase	USD	6,910	JPY	805,569	03/16/16	(249)
JPMorgan Chase	USD	6,910	JPY	807,181	03/16/16	(236)
JPMorgan Chase	USD	6,910	JPY	805,377	03/16/16	(251)
JPMorgan Chase	USD	7,727	JPY	938,751	03/16/16	35
JPMorgan Chase	USD	53	KRW	62,804	03/16/16	(1)
JPMorgan Chase	USD	3,345	KRW	3,946,814	03/16/16	(83)
JPMorgan Chase	USD	3,435	KRW	4,025,699	03/16/16	(108)
JPMorgan Chase	USD	266	MXN	4,597	03/16/16	(14)
JPMorgan Chase	USD	6,770	MXN	112,726	03/16/16	(574)
JPMorgan Chase	USD	2	NOK	19	02/01/16	—
JPMorgan Chase	USD	1,349	NZD	2,079	03/16/16	(6)
JPMorgan Chase	USD	4,458	NZD	6,930	03/16/16	18
JPMorgan Chase	USD	4,809	NZD	7,080	03/16/16	(236)
JPMorgan Chase	USD	76	PEN	260	03/16/16	(1)
JPMorgan Chase	USD	14,326	PEN	46,982	03/16/16	(872)
JPMorgan Chase	USD	85	PLN	328	02/08/16	(4)
JPMorgan Chase	USD	1,733	RUB	137,012	03/16/16	63
JPMorgan Chase	USD	1,733	RUB	137,521	03/16/16	69
JPMorgan Chase	USD	108	SEK	940	02/11/16	1
JPMorgan Chase	USD	3,345	SGD	4,731	03/16/16	(27)
JPMorgan Chase	USD	3,435	SGD	4,835	03/16/16	(44)
JPMorgan Chase	USD	3,435	SGD	4,836	03/16/16	(44)
JPMorgan Chase	USD	41	TRY	121	03/16/16	—
JPMorgan Chase	USD	3,455	TRY	10,523	03/16/16	62
JPMorgan Chase	USD	3,539	TRY	10,593	03/16/16	1
JPMorgan Chase	USD	4,837	TRY	14,840	03/16/16	122
JPMorgan Chase	USD	211	TWD	6,941	03/29/16	(4)
JPMorgan Chase	USD	6,280	TWD	202,309	03/29/16	(244)
JPMorgan Chase	USD	11,740	TWD	386,092	06/23/16	(240)
JPMorgan Chase	USD	13,260	TWD	436,121	07/11/16	(274)
JPMorgan Chase	USD	81	ZAR	1,253	03/16/16	(3)
JPMorgan Chase	USD	1,673	ZAR	25,563	03/16/16	(76)
JPMorgan Chase	USD	3,455	ZAR	57,570	03/16/16	140
JPMorgan Chase	USD	3,465	ZAR	57,245	03/16/16	109
JPMorgan Chase	USD	3,465	ZAR	57,314	03/16/16	114
JPMorgan Chase	AUD	6,930	JPY	559,537	03/16/16	(268)
JPMorgan Chase	AUD	1,587	USD	1,152	02/02/16	29
JPMorgan Chase	AUD	404	USD	284	02/11/16	(2)
JPMorgan Chase	AUD	6,910	USD	4,847	03/16/16	(34)
JPMorgan Chase	AUD	6,930	USD	4,759	03/16/16	(136)
JPMorgan Chase	BRL	14,210	USD	3,465	03/16/16	(42)
JPMorgan Chase	CAD	7,549	USD	5,198	03/16/16	(191)

See accompanying notes which are an integral part of this quarterly report.

288 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	CAD	2,496	USD	1,733	03/17/16	(49)
JPMorgan Chase	CHF	3,320	USD	3,345	03/16/16	99
JPMorgan Chase	CHF	3,473	USD	3,465	03/16/16	68
JPMorgan Chase	CHF	3,874	USD	3,967	03/16/16	178
JPMorgan Chase	CNY	23,323	USD	3,550	02/16/16	(5)
JPMorgan Chase	CNY	112,702	USD	17,150	02/16/16	(29)
JPMorgan Chase	CNY	405,042	USD	61,650	02/16/16	(89)
JPMorgan Chase	CNY	3,532	USD	538	02/17/16	(1)
JPMorgan Chase	EUR	6,910	GBP	5,159	03/16/16	(142)
JPMorgan Chase	EUR	3,205	HUF	1,012,498	02/08/16	51
JPMorgan Chase	EUR	693	JPY	87,905	03/16/16	(25)
JPMorgan Chase	EUR	6,930	JPY	886,229	03/16/16	(188)
JPMorgan Chase	EUR	6,930	JPY	881,185	03/16/16	(230)
JPMorgan Chase	EUR	5,198	NOK	48,975	02/01/16	—
JPMorgan Chase	EUR	5,198	NOK	49,069	03/16/16	13
JPMorgan Chase	EUR	3,205	PLN	13,623	02/08/16	(134)
JPMorgan Chase	EUR	6,930	USD	7,560	02/01/16	—
JPMorgan Chase	EUR	34	USD	37	02/24/16	—
JPMorgan Chase	EUR	44	USD	48	02/24/16	—
JPMorgan Chase	EUR	45	USD	49	02/24/16	—
JPMorgan Chase	EUR	72	USD	79	02/24/16	1
JPMorgan Chase	EUR	102	USD	111	02/24/16	1
JPMorgan Chase	EUR	182	USD	196	02/24/16	(1)
JPMorgan Chase	EUR	202	USD	222	02/24/16	3
JPMorgan Chase	EUR	371	USD	404	02/24/16	2
JPMorgan Chase	EUR	3,455	USD	3,767	03/16/16	20
JPMorgan Chase	EUR	3,465	USD	3,763	03/16/16	6
JPMorgan Chase	EUR	4,683	USD	5,081	03/16/16	3
JPMorgan Chase	EUR	6,690	USD	7,278	03/16/16	23
JPMorgan Chase	EUR	6,910	USD	7,533	03/16/16	40
JPMorgan Chase	EUR	6,910	USD	7,522	03/16/16	28
JPMorgan Chase	EUR	6,930	USD	7,511	03/16/16	(5)
JPMorgan Chase	EUR	7,070	USD	7,687	03/16/16	20
JPMorgan Chase	EUR	3,465	USD	3,747	03/17/16	(11)
JPMorgan Chase	GBP	2,645	EUR	3,465	03/16/16	(12)
JPMorgan Chase	GBP	2,079	JPY	352,421	03/16/16	(49)
JPMorgan Chase	GBP	47	USD	67	02/02/16	—
JPMorgan Chase	GBP	1,082	USD	1,606	02/02/16	64
JPMorgan Chase	GBP	6,930	USD	9,909	03/16/16	34
JPMorgan Chase	GBP	10,605	USD	15,801	03/16/16	688
JPMorgan Chase	HUF	1,011,705	EUR	3,205	02/08/16	(48)
JPMorgan Chase	HUF	792	USD	3	02/08/16	—
JPMorgan Chase	ILS	1,464	EUR	346	03/16/16	5
JPMorgan Chase	ILS	1,361	USD	346	03/16/16	2
JPMorgan Chase	INR	5,474	USD	82	03/16/16	2
JPMorgan Chase	INR	224,482	USD	3,345	03/16/16	61
JPMorgan Chase	INR	230,270	USD	3,435	03/16/16	66
JPMorgan Chase	JPY	578,471	AUD	6,930	03/16/16	112
JPMorgan Chase	JPY	439,704	EUR	3,465	03/16/16	122
JPMorgan Chase	JPY	538,490	EUR	4,178	03/16/16	79
JPMorgan Chase	JPY	884,207	EUR	6,910	03/16/16	183
JPMorgan Chase	JPY	352,501	GBP	2,079	03/16/16	48
JPMorgan Chase	JPY	938,751	USD	7,720	02/01/16	—
JPMorgan Chase	JPY	417,496	USD	3,465	02/02/16	16
JPMorgan Chase	JPY	6,800	USD	55	02/12/16	(1)
JPMorgan Chase	JPY	1,182,060	USD	10,023	03/16/16	250
JPMorgan Chase	JPY	1,216,000	USD	10,365	03/16/16	311
JPMorgan Chase	JPY	1,220,283	USD	10,365	03/16/16	275
JPMorgan Chase	JPY	1,229,838	USD	10,395	03/16/16	226
JPMorgan Chase	KRW	8,035,317	USD	6,780	03/16/16	139
JPMorgan Chase	MXN	55,587	USD	3,230	03/16/16	174
JPMorgan Chase	MXN	61,737	USD	3,540	03/16/16	146
JPMorgan Chase	NOK	48,994	EUR	5,198	02/01/16	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 289

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	NOK	32,641	EUR	3,465	02/02/16	(6)
JPMorgan Chase	NZD	4,851	CAD	4,437	03/16/16	34
JPMorgan Chase	NZD	2,079	USD	1,318	03/16/16	(25)
JPMorgan Chase	NZD	3,455	USD	2,278	03/16/16	47
JPMorgan Chase	NZD	7,080	USD	4,778	03/16/16	205
JPMorgan Chase	PLN	13,951	EUR	3,205	02/08/16	54
JPMorgan Chase	RUB	281,878	USD	3,465	03/16/16	(228)
JPMorgan Chase	SGD	39	USD	28	03/16/16	—
JPMorgan Chase	SGD	4,837	USD	3,435	03/16/16	43
JPMorgan Chase	SGD	9,526	USD	6,780	03/16/16	99
JPMorgan Chase	TRY	2,104	USD	691	03/16/16	(12)
JPMorgan Chase	TRY	2,117	USD	691	03/16/16	(16)
JPMorgan Chase	TRY	3,181	USD	1,061	03/16/16	(2)
JPMorgan Chase	TRY	7,533	USD	2,478	03/16/16	(39)
JPMorgan Chase	TRY	10,515	USD	3,455	03/16/16	(59)
JPMorgan Chase	TRY	10,533	USD	3,455	03/16/16	(65)
JPMorgan Chase	TRY	10,651	USD	3,455	03/16/16	(104)
JPMorgan Chase	TWD	209,251	USD	6,280	03/29/16	37
JPMorgan Chase	TWD	28,020	USD	852	06/23/16	18
JPMorgan Chase	TWD	358,072	USD	11,740	06/23/16	1,074
JPMorgan Chase	TWD	23,838	USD	725	07/11/16	15
JPMorgan Chase	TWD	49,634	USD	1,520	07/11/16	42
JPMorgan Chase	TWD	181,324	USD	5,870	07/11/16	471
JPMorgan Chase	TWD	181,324	USD	5,870	07/11/16	471
JPMorgan Chase	ZAR	26,815	USD	1,770	03/16/16	96
JPMorgan Chase	ZAR	58,236	USD	3,465	03/16/16	(171)
JPMorgan Chase	ZAR	58,426	USD	3,465	03/16/16	(183)
JPMorgan Chase	ZAR	58,994	USD	3,455	03/16/16	(228)
Morgan Stanley	JPY	79,900	USD	660	02/02/16	—
Morgan Stanley	JPY	5,800	USD	47	02/12/16	—
National Australia Bank	USD	1,108	AUD	1,587	02/02/16	15
National Australia Bank	AUD	1,587	USD	1,107	03/02/16	(15)
Standard Chartered	USD	675	JPY	79,900	02/02/16	(15)
Standard Chartered	JPY	79,900	USD	675	03/02/16	15
Standard Chartered	SGD	1,129	USD	802	02/26/16	10
State Street	USD	23	EUR	21	03/15/16	—
State Street	USD	384	EUR	350	03/15/16	(5)
State Street	USD	33	EUR	30	04/19/16	—
State Street	USD	44	EUR	40	04/19/16	—
State Street	USD	44	EUR	40	04/19/16	(1)
State Street	USD	54	EUR	50	04/19/16	—
State Street	USD	131	EUR	120	04/19/16	(1)
State Street	USD	153	EUR	140	04/19/16	(1)
State Street	USD	11	EUR	10	04/20/16	—
State Street	USD	33	EUR	30	04/20/16	—
State Street	USD	33	EUR	30	04/20/16	—
State Street	USD	55	EUR	50	04/20/16	(1)
State Street	USD	55	EUR	50	04/20/16	(1)
State Street	USD	15	GBP	10	02/23/16	—
State Street	USD	29	GBP	20	02/23/16	—
State Street	USD	30	GBP	20	02/23/16	(2)
State Street	USD	46	GBP	30	02/23/16	(4)
State Street	USD	142	GBP	100	02/23/16	1
State Street	USD	62	GBP	40	02/24/16	(5)
State Street	EUR	440	USD	480	03/15/16	3
State Street	EUR	570	USD	628	03/15/16	9
State Street	EUR	200	USD	221	03/16/16	4
State Street	EUR	7	USD	7	04/19/16	—
State Street	EUR	13	USD	15	04/19/16	—
State Street	EUR	400	USD	431	04/19/16	(3)
State Street	EUR	20	USD	21	04/20/16	—
State Street	EUR	20	USD	22	04/20/16	—
State Street	EUR	60	USD	66	04/20/16	1

See accompanying notes which are an integral part of this quarterly report.

290 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	EUR	950	USD	1,024	04/20/16	(7)
State Street	GBP	30	USD	46	02/23/16	3
State Street	GBP	50	USD	76	02/23/16	5
State Street	GBP	320	USD	491	02/23/16	35
State Street	GBP	10	USD	15	02/24/16	1
State Street	GBP	10	USD	15	02/24/16	1
State Street	GBP	20	USD	31	02/24/16	2
State Street	GBP	100	USD	153	02/24/16	11
UBS	USD	1,275	EUR	1,177	02/02/16	—
UBS	USD	1,039	INR	69,875	02/26/16	(13)
UBS	EUR	2,150	USD	2,350	02/02/16	21
UBS	EUR	1,177	USD	1,276	03/02/16	—
UBS	MYR	2,461	USD	556	02/26/16	(39)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,315)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
3M Co.	Goldman Sachs	USD	544	12/22/20	(23)
A. O. Smith Corp.	Goldman Sachs	USD	391	12/22/20	3
AA PLC	Morgan Stanley	GBP	19	06/28/17	1
Aaron's, Inc.	Goldman Sachs	USD	22	12/22/20	—
Abbott Laboratories	Goldman Sachs	USD	347	06/30/16	(101)
AbbVie Inc.	Goldman Sachs	USD	77	01/18/17	1
Abercrombie & Fitch Co.	Goldman Sachs	USD	39	12/22/20	—
Accenture PLC	Goldman Sachs	USD	168	12/22/20	9
ACE, Ltd.	Goldman Sachs	USD	95	06/30/16	8
Activision Blizzard, Inc.	Goldman Sachs	USD	86	12/22/20	24
Aeroports de Paris SA	Morgan Stanley	EUR	21	06/28/17	—
Aetna , Inc.	Goldman Sachs	USD	383	06/30/16	(49)
Aflac, Inc.	Goldman Sachs	USD	432	12/22/20	(42)
AGCO Corp.	Goldman Sachs	USD	28	12/22/20	—
Aggreko PLC	Morgan Stanley	GBP	27	06/28/17	(7)
Agilent Technologies, Inc.	Goldman Sachs	USD	461	06/30/16	—
Air Canada	Morgan Stanley	CAD	219	06/29/17	(37)
Ajinomoto Co., Inc.	Goldman Sachs	JPY	8,509	12/22/20	3
Akamai Technologies, Inc.	Goldman Sachs	USD	197	12/22/20	(99)
Alaska Air Group, Inc.	Goldman Sachs	USD	28	12/22/20	—
Alfresa Holdings Corp.	Goldman Sachs	JPY	3,105	12/22/20	1
Alleghany Corp.	Goldman Sachs	USD	37	12/22/20	1
Alliant Energy Corp.	Goldman Sachs	USD	60	12/22/20	7
Allied World Assurance Co. Holdings, AG	Goldman Sachs	USD	33	12/22/20	(2)
Allscripts Healthcare Solutions, Inc.	Goldman Sachs	USD	71	12/22/20	(7)
Alphabet, Inc.	Goldman Sachs	USD	343	12/22/20	90
Alps Electric Co., Ltd.	Goldman Sachs	JPY	7,715	12/22/20	(13)
Altria Group, Inc.	Goldman Sachs	USD	391	12/22/20	71
Amada Holdings Co., Ltd.	Goldman Sachs	JPY	11,995	12/22/20	(4)
Amazon.com, Inc.	Goldman Sachs	USD	144	12/22/20	27
Amcor, Ltd.	Morgan Stanley	AUD	87	06/29/17	(1)
Amdocs, Ltd.	Goldman Sachs	USD	434	12/22/20	(11)
Amec Foster Wheeler PLC	Morgan Stanley	GBP	34	06/28/17	5
AMERCO	Goldman Sachs	USD	25	12/22/20	(1)
Ameren Corp.	Goldman Sachs	USD	91	12/22/20	15
American Eagle Outfitters, Inc.	Goldman Sachs	USD	65	12/22/20	(13)
American Electric Power Co., Inc.	Goldman Sachs	USD	234	12/22/20	32
American Express Co.	Goldman Sachs	USD	149	06/30/16	(74)
American Financial Group, Inc.	Goldman Sachs	USD	115	01/18/17	6
American International Group, Inc.	Goldman Sachs	USD	123	12/22/20	(2)
Ameriprise Financial, Inc.	Goldman Sachs	USD	340	12/22/20	(141)
AmerisourceBergen Corp.	Goldman Sachs	USD	452	12/22/20	(88)
Amgen, Inc.	Goldman Sachs	USD	408	12/22/20	(15)
Analog Devices, Inc.	Goldman Sachs	USD	50	12/22/20	2
Ansell, Ltd.	Morgan Stanley	AUD	174	06/29/17	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 291

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Anthem, Inc.	Goldman Sachs	USD	455	12/22/20	(127)
Aozora Bank, Ltd.	Goldman Sachs	JPY	9,223	06/30/16	(13)
Apollo Education Group, Inc.	Goldman Sachs	USD	100	12/22/20	(17)
Apple, Inc.	Goldman Sachs	USD	174	12/22/20	(53)
Applied Materials, Inc.	Goldman Sachs	USD	96	12/22/20	(12)
Archer-Daniels-Midland Co.	Goldman Sachs	USD	336	12/22/20	(138)
Armstrong World Industries, Inc.	Goldman Sachs	USD	55	12/22/20	(14)
Arrow Electronics, Inc.	Goldman Sachs	USD	328	12/22/20	(39)
Asahi Kasei Corp.	Goldman Sachs	JPY	9,286	12/22/20	(26)
ASOS PLC	Morgan Stanley	GBP	70	06/28/17	(4)
Aspen Insurance Holdings, Ltd.	Goldman Sachs	USD	48	12/22/20	—
Assurant, Inc.	Goldman Sachs	USD	224	12/22/20	30
Assured Guaranty, Ltd.	Goldman Sachs	USD	337	12/22/20	(43)
Astellas Pharma, Inc.	Goldman Sachs	JPY	21,120	12/22/20	(16)
ATCO, Ltd.	Morgan Stanley	CAD	58	06/29/17	4
Atmos Energy Corp.	Goldman Sachs	USD	24	12/22/20	6
Atos SE	Morgan Stanley	EUR	39	06/28/17	3
Atwood Oceanics, Inc.	Goldman Sachs	USD	159	12/22/20	(103)
Aurizon Holdings, Ltd.	Morgan Stanley	AUD	192	06/29/17	(25)
Automatic Data Processing, Inc.	Goldman Sachs	USD	108	12/22/20	—
Avery Dennison Corp.	Goldman Sachs	USD	210	12/22/20	(3)
Avnet, Inc.	Goldman Sachs	USD	319	12/22/20	(19)
Avon Products, Inc.	Goldman Sachs	USD	99	12/22/20	(13)
AXIS Capital Holdings, Ltd.	Goldman Sachs	USD	185	12/22/20	—
BANDAI NAMCO Holdings, Inc.	Goldman Sachs	JPY	25,568	12/22/20	9
Bank of Montreal	Morgan Stanley	CAD	159	06/29/17	(1)
Barratt Developments PLC	Morgan Stanley	GBP	113	06/28/17	(8)
Baxter International, Inc.	Goldman Sachs	USD	202	12/22/20	4
Baytex Energy Corp.	Morgan Stanley	CAD	194	06/29/17	—
BCE, Inc.	Morgan Stanley	CAD	96	06/29/17	2
Bed Bath & Beyond, Inc.	Goldman Sachs	USD	14	12/22/20	(9)
Bellway PLC	Morgan Stanley	GBP	68	06/28/17	4
Bemis Co., Inc.	Goldman Sachs	USD	334	12/22/20	13
Best Buy Co., Inc.	Goldman Sachs	USD	315	12/22/20	(71)
BHP Billiton PLC	Morgan Stanley	GBP	16	06/28/17	(3)
Big Lots, Inc.	Goldman Sachs	USD	254	12/22/20	(31)
Biogen, Inc.	Goldman Sachs	USD	291	12/22/20	(138)
Bio-Rad Laboratories, Inc.	Goldman Sachs	USD	57	12/22/20	(5)
BlackBerry, Ltd.	Morgan Stanley	CAD	39	06/29/17	2
BOC Hong Kong (Holdings), Ltd.	Morgan Stanley	HKD	184	06/29/17	(5)
Bombardier, Inc.	Morgan Stanley	CAD	68	06/29/17	(19)
Boral, Ltd.	Morgan Stanley	AUD	516	06/29/17	(13)
Bridgestone Corp.	Goldman Sachs	JPY	2,168	06/30/16	(1)
Brinker International, Inc.	Goldman Sachs	USD	114	12/22/20	(10)
Bristol-Myers Squibb Co.	Goldman Sachs	USD	65	06/30/16	(5)
Britvic PLC	Morgan Stanley	GBP	46	06/28/17	2
Broadridge Financial Solutions, Inc.	Goldman Sachs	USD	340	12/22/20	13
Brocade Communications Systems, Inc.	Goldman Sachs	USD	544	12/22/20	(220)
Bruker Corp.	Goldman Sachs	USD	121	12/22/20	(3)
Brunswick Corp.	Goldman Sachs	USD	64	12/22/20	(15)
Bunge, Ltd.	Goldman Sachs	USD	278	12/22/20	(92)
Burberry Group PLC	Morgan Stanley	GBP	36	06/28/17	(9)
BWX Technologies, Inc.	Goldman Sachs	USD	187	12/22/20	13
C.R. Bard, Inc.	Goldman Sachs	USD	282	12/22/20	—
CA, Inc.	Goldman Sachs	USD	205	12/22/20	(9)
Cabot Corp.	Goldman Sachs	USD	32	12/22/20	2
Cadence Design Systems, Inc.	Goldman Sachs	USD	164	12/22/20	(6)
California Resources Corp.	Goldman Sachs	USD	157	12/22/20	(10)
Caltex Australia, Ltd.	Morgan Stanley	AUD	280	06/29/17	23
Cameco Corp.	Morgan Stanley	CAD	58	06/29/17	1
Canadian Imperial Bank of Commerce	Morgan Stanley	CAD	158	06/29/17	(4)
Canadian Tire Corp., Ltd.	Morgan Stanley	CAD	228	06/29/17	(23)
Canfor Corp.	Morgan Stanley	CAD	151	06/29/17	(60)
Cap Gemini SA	Morgan Stanley	EUR	265	06/28/17	11
Capital One Financial Corp.	Goldman Sachs	USD	145	12/22/20	(52)
Cardinal Health, Inc.	Goldman Sachs	USD	166	12/22/20	(7)
Carlisle Companies, Inc.	Goldman Sachs	USD	214	12/22/20	(15)
Carnival Corp.	Goldman Sachs	USD	196	12/22/20	(12)
Carter's, Inc.	Goldman Sachs	USD	427	12/22/20	(45)
Cascade Bancorp	Morgan Stanley	GBP	90	06/28/17	(5)

See accompanying notes which are an integral part of this quarterly report.

292 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
CCL Industries, Inc.	Morgan Stanley	CAD	31	06/29/17	1
CDW Corp.	Goldman Sachs	USD	80	12/22/20	6
CEB, Inc.	Goldman Sachs	USD	119	12/22/20	(9)
Centene Corp.	Goldman Sachs	USD	106	12/22/20	(13)
Central Japan Railway Co.	Goldman Sachs	JPY	24,315	12/22/20	(2)
Centrica PLC	Morgan Stanley	GBP	109	06/28/17	(3)
CGI Group, Inc.	Morgan Stanley	CAD	238	06/29/17	25
Charles River Laboratories International, Inc.	Goldman Sachs	USD	224	12/22/20	13
Chico's FAS, Inc.	Goldman Sachs	USD	36	12/22/20	(13)
Chiyoda Corp.	Goldman Sachs	JPY	6,104	12/22/20	2
Christian Dior SE	Morgan Stanley	EUR	21	06/28/17	(2)
Chubu Electric Power Co., Inc.	Goldman Sachs	JPY	26,223	12/22/20	(34)
Church & Dwight Co., Inc.	Goldman Sachs	USD	91	12/22/20	3
CI Financial Corp.	Morgan Stanley	CAD	64	06/29/17	(5)
CIMIC Group, Ltd.	Morgan Stanley	AUD	171	06/29/17	(3)
Cintas Corp.	Goldman Sachs	USD	287	12/22/20	1
Cisco Systems, Inc.	Goldman Sachs	USD	384	06/30/16	(72)
CIT Group, Inc.	Goldman Sachs	USD	12	12/22/20	(7)
Citigroup, Inc.	Goldman Sachs	USD	152	12/22/20	(22)
Citrix Systems, Inc.	Goldman Sachs	USD	215	12/22/20	(11)
CK Hutchison Holdings, Ltd.	Morgan Stanley	HKD	482	06/29/17	(8)
CLP Holdings, Ltd.	Morgan Stanley	HKD	2,995	06/29/17	(2)
CNP Assurances	Morgan Stanley	EUR	37	06/28/17	4
Coach, Inc.	Goldman Sachs	USD	73	12/22/20	13
Coca-Cola Amatil, Ltd.	Morgan Stanley	AUD	201	06/29/17	(11)
Coca-Cola HBC AG	Morgan Stanley	GBP	151	06/28/17	2
Cochlear, Ltd.	Morgan Stanley	AUD	26	06/29/17	3
Cognizant Technology Solutions Corp.	Goldman Sachs	USD	42	12/22/20	—
Colgate-Palmolive Co.	Goldman Sachs	USD	173	12/22/20	11
Comcast Corp.	Goldman Sachs	USD	83	06/30/16	(8)
Commerce Bancshares, Inc.	Goldman Sachs	USD	77	12/22/20	4
Commercial Metals Co.	Goldman Sachs	USD	106	01/18/17	5
Community Health Systems, Inc.	Goldman Sachs	USD	202	12/22/20	(301)
Computer Sciences Corp.	Goldman Sachs	USD	251	06/30/16	8
Consolidated Edison, Inc.	Goldman Sachs	USD	306	12/22/20	51
Constellation Software, Inc.	Morgan Stanley	CAD	200	06/29/17	(2)
Convergys Corp.	Goldman Sachs	USD	89	12/22/20	—
CoreLogic, Inc.	Goldman Sachs	USD	43	12/22/20	(3)
Corning, Inc.	Goldman Sachs	USD	244	12/22/20	(24)
Cracker Barrel Old Country Store, Inc.	Goldman Sachs	USD	16	12/22/20	1
Crane Co.	Goldman Sachs	USD	100	12/22/20	(25)
Crown Holdings, Inc.	Goldman Sachs	USD	41	12/22/20	(2)
CSX Corp.	Goldman Sachs	USD	183	12/22/20	(84)
Cummins, Inc.	Goldman Sachs	USD	177	12/22/20	(86)
CVR Energy, Inc.	Goldman Sachs	USD	35	12/22/20	1
CVS Health Corp.	Goldman Sachs	USD	322	12/22/20	(29)
Daicel Corp.	Goldman Sachs	JPY	25,186	12/22/20	16
Danaher Corp.	Goldman Sachs	USD	35	09/14/16	—
Darden Restaurants, Inc.	Goldman Sachs	USD	261	06/30/16	35
Dassault Systemes	Morgan Stanley	EUR	37	06/28/17	5
DCC PLC	Morgan Stanley	GBP	342	06/28/17	30
Dean Foods Co.	Goldman Sachs	USD	186	12/22/20	32
Delta Air Lines, Inc.	Goldman Sachs	USD	501	12/22/20	(25)
Deluxe Corp.	Goldman Sachs	USD	11	12/22/20	(1)
DeNA Co., Ltd.	Goldman Sachs	JPY	21,021	12/22/20	(14)
Denbury Resources, Inc.	Goldman Sachs	USD	27	12/22/20	6
DENTSPLY International, Inc.	Goldman Sachs	USD	79	12/22/20	9
Dick's Sporting Goods, Inc.	Goldman Sachs	USD	188	12/22/20	(67)
Dillard's, Inc.	Goldman Sachs	USD	24	06/30/16	(10)
Disco Corp.	Goldman Sachs	JPY	6,780	12/22/20	4
Discover Financial Services	Goldman Sachs	USD	233	12/22/20	(64)
Dixons Carphone PLC	Morgan Stanley	GBP	33	06/28/17	1
Dollarama, Inc.	Morgan Stanley	CAD	207	06/29/17	(3)
Domino's Pizza, Inc.	Goldman Sachs	USD	104	12/22/20	3
Domtar Corp.	Goldman Sachs	USD	101	12/22/20	(29)
Don Quijote Holdings Co., Ltd.	Goldman Sachs	JPY	11,270	08/04/16	(17)
Dr Pepper Snapple Group, Inc.	Goldman Sachs	USD	540	12/22/20	109
Drax Group PLC	Morgan Stanley	GBP	9	06/28/17	—
Dril-Quip, Inc.	Goldman Sachs	USD	12	12/22/20	—
DS Smith PLC	Morgan Stanley	GBP	80	06/28/17	(8)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 293

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
DST Systems, Inc.	Goldman Sachs	USD	137	12/22/20	(27)
DSW, Inc.	Goldman Sachs	USD	47	12/22/20	(19)
DTE Energy Co.	Goldman Sachs	USD	344	12/22/20	43
Eaton Corp. PLC	Goldman Sachs	USD	106	12/22/20	2
eBay, Inc.	Goldman Sachs	USD	386	12/22/20	(81)
Edwards Lifesciences Corp.	Goldman Sachs	USD	253	12/22/20	17
Eiffage SA	Morgan Stanley	EUR	126	06/28/17	20
Electric Power Development Co., Ltd.	Goldman Sachs	JPY	2,418	12/22/20	2
Electronic Arts, Inc.	Goldman Sachs	USD	74	12/22/20	(4)
Element Financial Corp.	Morgan Stanley	CAD	55	06/29/17	(1)
Eli Lilly and Co.	Goldman Sachs	USD	187	12/22/20	(12)
Emerson Electric Co.	Goldman Sachs	USD	199	12/22/20	(46)
Empire Co., Ltd.	Morgan Stanley	CAD	231	06/29/17	(12)
Encana Corp.	Morgan Stanley	CAD	76	06/29/17	4
Enerplus Corp.	Morgan Stanley	CAD	93	06/29/17	4
Entergy Corp.	Goldman Sachs	USD	18	12/22/20	—
EP Energy Corp.	Goldman Sachs	USD	100	12/22/20	(37)
Equifax, Inc.	Goldman Sachs	USD	475	12/22/20	25
Esterline Technologies Corp.	Goldman Sachs	USD	117	12/22/20	4
Eutelsat Communications	Morgan Stanley	EUR	87	06/28/17	(3)
Expedia, Inc.	Goldman Sachs	USD	261	12/22/20	(12)
Expeditors International of Washington, Inc.	Goldman Sachs	USD	24	12/22/20	(2)
Express Scripts Holding Co.	Goldman Sachs	USD	79	12/22/20	—
Ezaki Glico Co., Ltd.	Goldman Sachs	JPY	3,924	12/22/20	6
F5 Networks, Inc.	Goldman Sachs	USD	189	12/22/20	(41)
FactSet Research Systems, Inc.	Goldman Sachs	USD	67	12/22/20	(5)
Fairchild Semiconductor International, Inc.	Goldman Sachs	USD	181	12/22/20	21
Fairfax Financial Holdings, Ltd.	Morgan Stanley	CAD	138	06/29/17	10
FamilyMart Co., Ltd.	Goldman Sachs	JPY	3,360	12/22/20	(2)
Faurecia	Morgan Stanley	EUR	42	06/28/17	(1)
FedEx Corp.	Goldman Sachs	USD	241	12/22/20	(59)
Fidelity National Information Services, Inc.	Goldman Sachs	USD	42	12/22/20	(2)
Fifth Third Bancorp	Goldman Sachs	USD	38	06/30/16	(13)
Finning International, Inc.	Morgan Stanley	CAD	121	06/29/17	(28)
First Solar, Inc.	Goldman Sachs	USD	314	12/22/20	86
Fiserv, Inc.	Goldman Sachs	USD	57	12/22/20	6
Flextronics International, Ltd.	Goldman Sachs	USD	221	12/22/20	(28)
Flight Centre Travel Group, Ltd.	Morgan Stanley	AUD	82	06/29/17	2
Foot Locker, Inc.	Goldman Sachs	USD	182	06/30/16	—
Ford Motor Co.	Goldman Sachs	USD	176	12/22/20	(52)
Franklin Resources, Inc.	Goldman Sachs	USD	94	12/22/20	(43)
Fuji Electric Co., Ltd.	Goldman Sachs	JPY	5,369	12/22/20	(14)
Fuji Heavy Industries, Ltd.	Goldman Sachs	JPY	56,330	12/22/20	33
FUJIFILM Holdings Corp.	Goldman Sachs	JPY	6,437	12/22/20	—
Fukuoka Financial Group, Inc.	Goldman Sachs	JPY	1,512	12/22/20	(4)
General Dynamics Corp.	Goldman Sachs	USD	589	06/30/16	(53)
General Mills, Inc.	Goldman Sachs	USD	179	12/22/20	2
General Motors Co.	Goldman Sachs	USD	505	12/22/20	(74)
Genpact, Ltd.	Goldman Sachs	USD	115	12/22/20	(1)
George Weston Ltd.	Morgan Stanley	CAD	183	06/29/17	3
Gilead Sciences, Inc.	Goldman Sachs	USD	378	12/22/20	(166)
GKN PLC	Morgan Stanley	GBP	31	06/28/17	(11)
Glencore PLC	Morgan Stanley	GBP	14	06/28/17	(5)
GNC Holdings, Inc.	Goldman Sachs	USD	73	12/22/20	(43)
Graham Holdings Co.	Goldman Sachs	USD	146	12/22/20	(20)
Groupe Eurotunnel SE	Morgan Stanley	EUR	14	06/28/17	(3)
Groupon, Inc.	Goldman Sachs	USD	189	12/22/20	(93)
Guess?, Inc.	Goldman Sachs	USD	24	12/22/20	—
H & R Block, Inc.	Goldman Sachs	USD	32	12/22/20	2
Hakuhodo DY Holdings, Inc.	Goldman Sachs	JPY	5,588	12/22/20	3
Hang Seng Bank, Ltd.	Morgan Stanley	HKD	103	06/29/17	(3)
Harvey Norman Holdings, Ltd.	Morgan Stanley	AUD	133	06/29/17	7
HASEKO Corp.	Goldman Sachs	JPY	24,526	12/22/20	(9)
Hays PLC	Morgan Stanley	GBP	13	06/28/17	(2)
HCA Holdings, Inc.	Goldman Sachs	USD	305	12/22/20	(95)
HD Supply Holdings, Inc	Goldman Sachs	USD	74	12/22/20	(24)
Herman Miller, Inc.	Goldman Sachs	USD	197	12/22/20	(21)
Hermes International	Morgan Stanley	EUR	27	06/28/17	—
Hess Corp.	Goldman Sachs	USD	24	12/22/20	(15)
Hitachi Chemical Co., Ltd.	Goldman Sachs	JPY	3,753	12/22/20	5

See accompanying notes which are an integral part of this quarterly report.

294 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Hitachi High-Technologies Corp.	Goldman Sachs	JPY	24,637	12/22/20	28
Hitachi Metals, Ltd.	Goldman Sachs	JPY	3,999	12/22/20	(15)
HNI Corp.	Goldman Sachs	USD	29	12/22/20	2
Hokuhoku Financial Group, Inc.	Goldman Sachs	JPY	1,768	12/22/20	(3)
HollyFrontier Corp.	Goldman Sachs	USD	351	12/22/20	(59)
Hormel Foods Corp.	Goldman Sachs	USD	165	06/30/16	47
Hoshizaki Electric Co.,Ltd.	Goldman Sachs	JPY	2,505	09/14/16	2
Hoya Corp.	Goldman Sachs	JPY	57,500	12/22/20	(38)
HP Inc.	Goldman Sachs	USD	203	12/22/20	(84)
HSN, Inc.	Goldman Sachs	USD	91	12/22/20	(4)
Hubbell Inc.	Goldman Sachs	USD	70	12/22/20	(16)
HUGO BOSS AG	Morgan Stanley	EUR	14	06/28/17	(6)
Huntington Ingalls Industries, Inc.	Goldman Sachs	USD	625	12/22/20	64
Huntsman Corp.	Goldman Sachs	USD	71	12/22/20	(31)
IAC/InterActiveCorp	Goldman Sachs	USD	203	12/22/20	(99)
IBIDEN Co., Ltd.	Goldman Sachs	JPY	7,723	12/22/20	(18)
iBoxx Liquid High Yield Index	UBS	USD	1,650	03/10/16	—
Idemitsu Kosan Co., Ltd.	Goldman Sachs	JPY	2,142	12/22/20	(1)
IGM Financial, Inc.	Morgan Stanley	CAD	91	06/29/17	(10)
Illinois Tool Works, Inc.	Goldman Sachs	USD	164	12/22/20	(5)
Iluka Resources, Ltd.	Morgan Stanley	AUD	122	06/29/17	(24)
IMS Health Holdings, Inc.	Goldman Sachs	USD	35	12/22/20	(5)
Incitec Pivot, Ltd.	Morgan Stanley	AUD	31	06/29/17	(4)
Indivior PLC	Morgan Stanley	GBP	38	06/28/17	(13)
Industrial Alliance Insurance and Financial Services,
Inc.	Morgan Stanley	CAD	33	06/29/17	—
Ingram Micro, Inc.	Goldman Sachs	USD	349	12/22/20	(15)
Ingredion, Inc.	Goldman Sachs	USD	216	06/30/16	21
INPEX Corp.	Goldman Sachs	JPY	11,799	12/22/20	(6)
Intact Financial Corp.	Morgan Stanley	CAD	76	06/29/17	(3)
Integrated Device Technology, Inc.	Goldman Sachs	USD	244	12/22/20	33
Intel Corp.	Goldman Sachs	USD	89	12/22/20	—
Intercontinental Exchange, Inc.	Goldman Sachs	USD	38	12/22/20	5
InterDigital, Inc.	Goldman Sachs	USD	23	09/14/16	(2)
International Business Machines Corp.	Goldman Sachs	USD	316	12/22/20	(104)
International Consolidated Airlines Group SA	Morgan Stanley	GBP	7	06/28/17	—
International Paper Co.	Goldman Sachs	USD	388	12/22/20	(162)
Intuit, Inc.	Goldman Sachs	USD	232	12/22/20	(18)
Invesco, Ltd.	Goldman Sachs	USD	177	12/22/20	(51)
Ipsen SA	Morgan Stanley	EUR	65	06/28/17	(5)
Isuzu Motors, Ltd.	Goldman Sachs	JPY	17,068	12/22/20	(54)
ITOCHU Corp.	Goldman Sachs	JPY	11,180	12/22/20	(18)
ITOCHU Techno-Solutions Corp.	Goldman Sachs	JPY	11,229	12/22/20	(22)
ITT Corp.	Goldman Sachs	USD	90	12/22/20	(25)
Izumi Co., Ltd.	Goldman Sachs	JPY	1,393	12/22/20	(1)
Jabil Circuit, Inc.	Goldman Sachs	USD	31	12/22/20	(1)
Jack Henry & Associates, Inc.	Goldman Sachs	USD	33	12/22/20	2
Jack in the Box, Inc.	Goldman Sachs	USD	112	12/22/20	3
Jacobs Engineering Group, Inc.	Goldman Sachs	USD	49	12/22/20	(2)
Janus Capital Group, Inc.	Goldman Sachs	USD	19	12/22/20	(7)
Japan Airlines Co., Ltd.	Goldman Sachs	JPY	69,826	12/22/20	25
Japan Petroleum Exploration Co., Ltd.	Goldman Sachs	JPY	10,797	12/22/20	(11)
JetBlue Airways Corp.	Goldman Sachs	USD	116	12/22/20	3
John Wiley & Sons, Inc.	Goldman Sachs	USD	95	12/22/20	(3)
John Wood Group PLC	Morgan Stanley	GBP	140	06/28/17	19
Johnson & Johnson	Goldman Sachs	USD	365	12/22/20	17
JPMorgan Chase & Co.	Goldman Sachs	USD	183	06/30/16	(29)
JTEKT Corp.	Goldman Sachs	JPY	8,772	12/22/20	(17)
Juniper Networks, Inc.	Goldman Sachs	USD	110	12/22/20	(22)
Just Eat PLC	Morgan Stanley	GBP	19	06/28/17	(3)
JX Holdings, Inc.	Goldman Sachs	JPY	15,458	12/22/20	10
Kaken Pharmaceutical Co., Ltd.	Goldman Sachs	JPY	28,332	12/22/20	(13)
Kamigumi Co., Ltd.	Goldman Sachs	JPY	3,222	12/22/20	2
Kaneka Corp.	Goldman Sachs	JPY	5,695	12/22/20	1
Kawasaki Heavy Industries, Ltd.	Goldman Sachs	JPY	1,101	12/22/20	(5)
Kennametal, Inc.	Goldman Sachs	USD	31	12/22/20	1
Kerry Properties, Ltd.	Morgan Stanley	HKD	1,064	06/29/17	(51)
Kewpie Corp.	Goldman Sachs	JPY	5,749	09/14/16	2
Kimberly-Clark Corp.	Goldman Sachs	USD	643	12/22/20	102
Kinder Morgan, Inc.	Goldman Sachs	USD	106	12/22/20	16

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 295

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Kingfisher PLC	Morgan Stanley	GBP	137	06/28/17	(23)
Kinross Gold Corp.	Morgan Stanley	CAD	38	06/29/17	(3)
Kobayashi Pharmaceutical Co., Ltd.	Goldman Sachs	JPY	2,034	12/22/20	3
Kohl's Corp.	Goldman Sachs	USD	18	12/22/20	(5)
Koito Manufacturing Co., Ltd.	Goldman Sachs	JPY	6,588	12/22/20	9
Konami Corp.	Goldman Sachs	JPY	19,639	12/22/20	14
Konica Minolta, Inc.	Goldman Sachs	JPY	18,418	12/22/20	(55)
KOSE Corp.	Goldman Sachs	JPY	3,312	12/22/20	4
L Brands, Inc.	Goldman Sachs	USD	144	12/22/20	12
L-3 Communications Holdings, Inc.	Goldman Sachs	USD	142	12/22/20	4
Lagardere SCA	Morgan Stanley	EUR	50	06/28/17	(1)
Lam Research Corp.	Goldman Sachs	USD	103	12/22/20	(8)
Lancaster Colony Corp.	Goldman Sachs	USD	44	12/22/20	(3)
Lear Corp.	Goldman Sachs	USD	79	12/22/20	(8)
Legg Mason, Inc.	Goldman Sachs	USD	117	12/22/20	(76)
Leggett & Platt, Inc.	Goldman Sachs	USD	51	12/22/20	(10)
Legrand SA	Morgan Stanley	EUR	30	06/28/17	—
Leidos Holdings, Inc.	Goldman Sachs	USD	249	12/22/20	(38)
Lennox International, Inc.	Goldman Sachs	USD	104	12/22/20	10
Liberty Interactive Corp.	Goldman Sachs	USD	154	12/22/20	(14)
LifePoint Health, Inc.	Goldman Sachs	USD	61	12/22/20	(13)
Linamar Corp.	Morgan Stanley	CAD	249	06/29/17	(66)
Lincoln Electric Holdings, Inc.	Goldman Sachs	USD	138	12/22/20	(24)
Lincoln National Corp.	Goldman Sachs	USD	317	06/30/16	(141)
LIXIL Group Corp.	Goldman Sachs	JPY	11,088	12/22/20	—
Lowe's Companies, Inc.	Goldman Sachs	USD	323	06/30/16	12
LyondellBasell Industries NV	Goldman Sachs	USD	254	12/22/20	(88)
M3, Inc.	Goldman Sachs	JPY	8,184	12/22/20	7
Macy's, Inc.	Goldman Sachs	USD	233	12/22/20	(127)
Magasins Couche-Tard, Inc.	Morgan Stanley	CAD	237	06/29/17	7
Magna International, Inc.	Morgan Stanley	CAD	427	06/29/17	(140)
Mallinckrodt PLC	Goldman Sachs	USD	68	12/22/20	(31)
Man Group PLC	Morgan Stanley	GBP	194	06/28/17	(5)
Manhattan Associates, Inc.	Goldman Sachs	USD	105	12/22/20	—
Manpowergroup, Inc.	Goldman Sachs	USD	551	12/22/20	(111)
Marathon Petroleum Corp.	Goldman Sachs	USD	412	12/22/20	(77)
Marks and Spencer Group PLC	Morgan Stanley	GBP	94	06/28/17	(43)
Marvell Technology Group, Ltd.	Goldman Sachs	USD	364	12/22/20	(43)
Masco Corp.	Goldman Sachs	USD	505	06/30/16	(2)
Maxim Integrated Products, Inc.	Goldman Sachs	USD	102	12/22/20	(4)
Mazda Motor Corp.	Goldman Sachs	JPY	16,973	12/22/20	(17)
McDonald's Corp.	Goldman Sachs	USD	298	12/22/20	66
McGraw Hill Financial, Inc.	Goldman Sachs	USD	37	12/22/20	(8)
McKesson Corp.	Goldman Sachs	USD	344	12/22/20	(63)
Mead Johnson Nutrition Co.	Goldman Sachs	USD	81	12/22/20	(2)
Medipal Holdings Corp.	Goldman Sachs	JPY	14,125	12/22/20	—
Medivation, Inc.	Goldman Sachs	USD	203	12/22/20	(127)
MEG Energy Corp.	Morgan Stanley	CAD	106	06/29/17	(4)
Mentor Graphics Corp.	Goldman Sachs	USD	204	12/22/20	5
Merck & Co., Inc.	Goldman Sachs	USD	279	12/22/20	(43)
MetLife, Inc.	Goldman Sachs	USD	211	12/22/20	(34)
METRO, Inc.	Morgan Stanley	CAD	289	06/29/17	34
Mettler-Toledo International, Inc.	Goldman Sachs	USD	84	12/22/20	(1)
Michael Kors Holdings, Ltd.	Goldman Sachs	USD	141	12/22/20	(14)
Micron Technology, Inc.	Goldman Sachs	USD	175	12/22/20	(126)
Microsoft Corp.	Goldman Sachs	USD	345	12/22/20	60
Minerals Technologies, Inc.	Goldman Sachs	USD	11	12/22/20	(2)
MISUMI Group, Inc.	Goldman Sachs	JPY	2,757	12/22/20	1
Mitsubishi Chemical Holdings Corp.	Goldman Sachs	JPY	9,802	12/22/20	(16)
Mitsubishi Corp.	Goldman Sachs	JPY	5,335	12/22/20	(20)
Mitsubishi Electric Corp.	Goldman Sachs	JPY	32,985	12/22/20	(131)
Mitsubishi Motors Corp.	Goldman Sachs	JPY	48,004	12/22/20	(42)
Mitsubishi Tanabe Pharma Corp.	Goldman Sachs	JPY	36,456	12/22/20	(14)
Mitsubishi UFJ Financial Group, Inc.	Goldman Sachs	JPY	13,833	12/22/20	(56)
Mitsui & Co., Ltd.	Goldman Sachs	JPY	2,711	12/22/20	(5)
Mitsui Chemicals, Inc.	Goldman Sachs	JPY	13,494	12/22/20	8
mixi, Inc.	Goldman Sachs	JPY	24,765	12/22/20	(36)
Mizuho Financial Group, Inc.	Goldman Sachs	JPY	6,380	12/22/20	(17)
Molina Healthcare, Inc.	Goldman Sachs	USD	334	12/22/20	(61)
Mondelez International, Inc.	Goldman Sachs	USD	256	12/22/20	11

See accompanying notes which are an integral part of this quarterly report.

296 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Mondi PLC	Morgan Stanley	GBP	88	06/28/17	(24)
Moody's Corp.	Goldman Sachs	USD	100	12/22/20	(24)
Motorola Solutions, Inc.	Goldman Sachs	USD	11	12/22/20	1
MS&AD Insurance Group Holdings, Inc.	Goldman Sachs	JPY	17,737	12/22/20	(27)
MSCI, Inc.	Goldman Sachs	USD	343	12/22/20	33
MSG Networks Inc.	Goldman Sachs	USD	191	12/22/20	(27)
Murata Manufacturing Co., Ltd.	Goldman Sachs	JPY	8,217	12/22/20	(27)
Murphy USA, Inc.	Goldman Sachs	USD	146	12/22/20	—
Nabors Industries, Ltd.	Goldman Sachs	USD	38	12/22/20	(36)
National Bank of Canada	Morgan Stanley	CAD	53	06/29/17	(8)
Navient Corp.	Goldman Sachs	USD	88	12/22/20	(51)
NCR Corp.	Goldman Sachs	USD	175	12/22/20	(27)
NetApp, Inc.	Goldman Sachs	USD	198	06/30/16	(95)
NeuStar, Inc.	Goldman Sachs	USD	64	12/22/20	9
New World Development Co., Ltd.	Morgan Stanley	HKD	850	06/29/17	(51)
News Corp.	Goldman Sachs	USD	98	12/22/20	5
NEXON Co., Ltd.	Goldman Sachs	JPY	25,000	11/09/16	23
NHK Spring Co., Ltd.	Goldman Sachs	JPY	15,588	12/22/20	(1)
NIKE, Inc.	Goldman Sachs	USD	368	12/22/20	41
Nintendo Co., Ltd.	Goldman Sachs	JPY	13,324	12/22/20	(45)
Nippon Express Co., Ltd.	Goldman Sachs	JPY	23,436	12/22/20	(25)
Nippon Shokubai Co., Ltd.	Goldman Sachs	JPY	9,336	12/22/20	(7)
Nippon Telegraph and Telephone Corp.	Goldman Sachs	JPY	33,688	12/22/20	35
Nippon Yusen Kabushiki Kaisha	Goldman Sachs	JPY	11,264	12/22/20	(34)
NiSource, Inc.	Goldman Sachs	USD	90	12/22/20	8
Nisshin Seifun Group, Inc.	Goldman Sachs	JPY	2,701	12/22/20	2
Nitori Holdings Co., Ltd.	Goldman Sachs	JPY	2,895	12/22/20	—
Nitto Denko Corp.	Goldman Sachs	JPY	5,457	12/22/20	(22)
NOK Corp.	Goldman Sachs	JPY	34,728	12/22/20	(150)
Nomura Research Institute, Ltd.	Goldman Sachs	JPY	13,797	12/22/20	(4)
Northrop Grumman Corp.	Goldman Sachs	USD	379	12/22/20	47
NRW.Bank	Morgan Stanley	GBP	166	06/28/17	(5)
NTN Corp.	Goldman Sachs	JPY	4,928	12/22/20	(4)
Nu Skin Enterprises, Inc.	Goldman Sachs	USD	204	12/22/20	(23)
Nuance Communications, Inc.	Goldman Sachs	USD	53	12/22/20	(2)
Numericable-SFR SAS	Morgan Stanley	EUR	35	06/28/17	(5)
NVIDIA Corp.	Goldman Sachs	USD	48	12/22/20	2
OBIC Co., Ltd.	Goldman Sachs	JPY	6,170	12/22/20	7
Oceaneering International, Inc.	Goldman Sachs	USD	76	12/22/20	2
Oil States International, Inc.	Goldman Sachs	USD	262	12/22/20	(20)
OMRON Corp.	Goldman Sachs	JPY	8,021	12/22/20	(51)
ON Semiconductor Corp.	Goldman Sachs	USD	150	12/22/20	(29)
OneMain Holdings, Inc.	Goldman Sachs	USD	39	12/22/20	(21)
Onex Corp.	Morgan Stanley	CAD	39	06/29/17	1
Open Text Corp.	Morgan Stanley	CAD	191	06/29/17	36
Oracle Corp.	Goldman Sachs	USD	322	06/30/16	(43)
Oracle Corp. Japan	Goldman Sachs	JPY	3,801	12/22/20	(1)
Orbital ATK, Inc.	Goldman Sachs	USD	192	12/22/20	33
O'Reilly Automotive, Inc.	Goldman Sachs	USD	28	12/22/20	3
Orica, Ltd.	Morgan Stanley	AUD	96	06/29/17	(9)
Orient Overseas (International), Ltd.	Morgan Stanley	HKD	259	06/29/17	(7)
Origin Energy, Ltd.	Morgan Stanley	AUD	50	06/29/17	3
Otsuka Corp.	Goldman Sachs	JPY	32,615	06/30/16	2
Otsuka Holdings Co., Ltd.	Goldman Sachs	JPY	36,536	06/30/16	2
Owens Corning	Goldman Sachs	USD	524	12/22/20	44
Panasonic Corp.	Goldman Sachs	JPY	29,967	12/22/20	(145)
Panera Bread Co.	Goldman Sachs	USD	55	12/22/20	4
PARK24 Co., Ltd.	Goldman Sachs	JPY	9,032	06/30/16	28
Parker-Hannifin Corp.	Goldman Sachs	USD	80	12/22/20	(17)
Patterson Companies, Inc.	Goldman Sachs	USD	179	06/30/16	(26)
PBF Energy, Inc.	Goldman Sachs	USD	78	12/22/20	2
PepsiCo, Inc.	Goldman Sachs	USD	1,021	12/22/20	42
Persimmon PLC	Morgan Stanley	GBP	204	06/28/17	6
Petrofac, Ltd.	Morgan Stanley	GBP	13	06/28/17	2
Peugeot SA	Morgan Stanley	EUR	425	06/28/17	(77)
Pfizer, Inc.	Goldman Sachs	USD	401	12/22/20	(47)
PG&E Corp.	Goldman Sachs	USD	353	12/22/20	35
Philip Morris International, Inc.	Goldman Sachs	USD	226	12/22/20	26
Phillips 66	Goldman Sachs	USD	187	12/22/20	5
Pinnacle Foods, Inc.	Goldman Sachs	USD	47	12/22/20	(3)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 297

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Pinnacle West Capital Corp.	Goldman Sachs	USD	250	12/22/20	36
Pitney Bowes, Inc.	Goldman Sachs	USD	262	12/22/20	(25)
Plantronics, Inc.	Goldman Sachs	USD	97	12/22/20	(5)
Playtech PLC	Morgan Stanley	GBP	22	06/28/17	(3)
Pola Orbis Holdings, Inc.	Goldman Sachs	JPY	29,484	11/09/16	17
Polycom, Inc.	Goldman Sachs	USD	148	12/22/20	(23)
Popular, Inc.	Goldman Sachs	USD	40	12/22/20	(9)
Power Financial Corp.	Morgan Stanley	CAD	25	06/29/17	(2)
ProAssurance Corp.	Goldman Sachs	USD	14	12/22/20	1
Progressive Waste Solutions, Ltd.	Morgan Stanley	CAD	39	06/29/17	6
Prudential Financial, Inc.	Goldman Sachs	USD	171	12/22/20	(50)
PTC, Inc.	Goldman Sachs	USD	12	12/22/20	(5)
Public Service Enterprise Group, Inc.	Goldman Sachs	USD	739	12/22/20	34
PVH Corp.	Goldman Sachs	USD	35	12/22/20	(14)
Qantas Airways, Ltd.	Morgan Stanley	AUD	341	06/29/17	11
QEP Resources, Inc.	Goldman Sachs	USD	93	12/22/20	(24)
QUALCOMM, Inc.	Goldman Sachs	USD	51	12/22/20	(1)
Quanta Services, Inc.	Goldman Sachs	USD	135	12/22/20	(64)
Quest Diagnostics, Inc.	Goldman Sachs	USD	134	06/30/16	(8)
Quintiles Transnational Holdings, Inc.	Goldman Sachs	USD	467	12/22/20	(69)
Rackspace Hosting, Inc.	Goldman Sachs	USD	289	12/22/20	(117)
Ralph Lauren Corp.	Goldman Sachs	USD	83	12/22/20	(18)
Raytheon Co.	Goldman Sachs	USD	363	06/30/16	86
Recruit Holdings Co.,Ltd.	Goldman Sachs	JPY	26,117	12/22/20	1
Red Hat, Inc.	Goldman Sachs	USD	11	12/22/20	(1)
Regions Financial Corp.	Goldman Sachs	USD	34	12/22/20	(2)
Regus PLC	Morgan Stanley	GBP	49	06/28/17	—
Reinsurance Group of America, Inc.	Goldman Sachs	USD	256	12/22/20	(35)
Reliance Steel & Aluminum Co.	Goldman Sachs	USD	37	12/22/20	(2)
Rentokil Initial PLC	Morgan Stanley	GBP	46	06/28/17	1
Republic Services, Inc.	Goldman Sachs	USD	95	12/22/20	7
Resona Holdings, Inc.	Goldman Sachs	JPY	7,665	12/22/20	(17)
Ritchie Bros. Auctioneers Inc.	Morgan Stanley	CAD	124	06/29/17	(4)
Robert Half International, Inc.	Goldman Sachs	USD	302	12/22/20	(65)
Rockwell Automation, Inc.	Goldman Sachs	USD	211	12/22/20	(61)
Rohm Co., Ltd.	Goldman Sachs	JPY	8,085	12/22/20	(26)
Ross Stores, Inc.	Goldman Sachs	USD	135	12/22/20	14
Rovi Corp.	Goldman Sachs	USD	155	12/22/20	67
Royal Bank of Canada	Morgan Stanley	CAD	136	06/29/17	(8)
Royal Dutch Shell PLC	Morgan Stanley	GBP	101	06/28/17	21
Royal Mail PLC	Morgan Stanley	GBP	194	06/28/17	(5)
Ryohin Keikaku Co., Ltd.	Goldman Sachs	JPY	5,064	12/22/20	3
Safran SA	Morgan Stanley	EUR	92	06/28/17	(14)
Sally Beauty Holdings, Inc.	Goldman Sachs	USD	12	12/22/20	(1)
Sankyo Co., Ltd.	Goldman Sachs	JPY	17,823	12/22/20	4
Sanofi	Morgan Stanley	EUR	239	06/28/17	(55)
Santander Consumer USA Holdings, Inc.	Goldman Sachs	USD	72	12/22/20	(107)
Santen Pharmaceutical Co., Ltd.	Goldman Sachs	JPY	36,689	12/22/20	23
Saputo, Inc.	Morgan Stanley	CAD	68	06/29/17	5
SCOR SE	Morgan Stanley	EUR	203	06/28/17	—
Seagate Technology PLC	Goldman Sachs	USD	10	12/22/20	(3)
SEB S.A.	Morgan Stanley	EUR	49	06/28/17	1
Sega Sammy Holdings, Inc.	Goldman Sachs	JPY	3,378	12/22/20	(3)
SEI Investments Co.	Goldman Sachs	USD	53	12/22/20	(15)
Sekisui Chemical Co., Ltd.	Goldman Sachs	JPY	27,335	12/22/20	(10)
Service Corp. International	Goldman Sachs	USD	46	12/22/20	(10)
SES SA	Morgan Stanley	EUR	19	06/28/17	(7)
Seven Generations Energy, Ltd.	Morgan Stanley	CAD	31	06/29/17	3
Shaw Communications, Inc.	Morgan Stanley	CAD	65	06/29/17	1
Shimadzu Corp.	Goldman Sachs	JPY	7,348	12/22/20	3
SHIMAMURA CO., Ltd.	Goldman Sachs	JPY	37,352	12/22/20	10
Shin-Etsu Chemical Co., Ltd.	Goldman Sachs	JPY	1,216	12/22/20	(3)
Shinsei Bank, Ltd.	Morgan Stanley	GBP	284	06/28/17	62
Shionogi & Co., Ltd.	Goldman Sachs	JPY	3,641	12/22/20	3
Sino Land Co., Ltd.	Morgan Stanley	HKD	1,462	06/29/17	(45)
Skechers U.S.A., Inc.	Goldman Sachs	USD	126	12/22/20	(36)
Skyworks Solutions, Inc.	Goldman Sachs	USD	86	12/22/20	(48)
Smiths Group PLC	Morgan Stanley	GBP	109	06/28/17	—
Snap-on, Inc.	Goldman Sachs	USD	204	12/22/20	1
SNC-Lavalin Group, Inc.	Morgan Stanley	CAD	121	06/29/17	—

See accompanying notes which are an integral part of this quarterly report.

298 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Sodexo SA	Morgan Stanley	EUR	89	06/28/17	2
Sojitz Corp.	Goldman Sachs	JPY	36,211	12/22/20	(49)
Sompo Japan Nipponkoa Holdings, Inc.	Goldman Sachs	JPY	15,132	12/22/20	(29)
Sonoco Products Co.	Goldman Sachs	USD	97	12/22/20	(2)
Southwest Airlines Co.	Goldman Sachs	USD	133	12/22/20	(4)
Spirit AeroSystems Holdings, Inc.	Goldman Sachs	USD	603	12/22/20	(194)
SPX Corp.	Goldman Sachs	USD	72	12/22/20	8
St. Jude Medical, Inc.	Goldman Sachs	USD	167	06/30/16	(68)
Stagecoach Group PLC	Morgan Stanley	GBP	26	06/28/17	(6)
Stanley Black & Decker, Inc.	Goldman Sachs	USD	147	12/22/20	(18)
Staples, Inc.	Goldman Sachs	USD	51	12/22/20	(19)
Starbucks Corp.	Goldman Sachs	USD	81	12/22/20	7
State Street Corp.	Goldman Sachs	USD	128	12/22/20	(53)
Steel Dynamics, Inc.	Goldman Sachs	USD	98	12/22/20	(19)
Stryker Corp.	Goldman Sachs	USD	175	06/30/16	3
Sugi Holdings Co., Ltd.	Goldman Sachs	JPY	1,857	12/22/20	2
Sumitomo Chemical Co., Ltd.	Goldman Sachs	JPY	12,060	12/22/20	(13)
Sumitomo Heavy Industries, Ltd.	Goldman Sachs	JPY	7,035	12/22/20	(28)
Sumitomo Mitsui Financial Group, Inc.	Goldman Sachs	JPY	16,716	12/22/20	(54)
Sumitomo Rubber Industries, Ltd.	Goldman Sachs	JPY	12,709	06/30/16	(31)
Sundrug Co., Ltd.	Goldman Sachs	JPY	16,569	12/22/20	13
Superior Energy Services, Inc.	Goldman Sachs	USD	70	12/22/20	(32)
SUPERVALU, Inc.	Goldman Sachs	USD	191	12/22/20	(137)
Suruga Bank, Ltd.	Goldman Sachs	JPY	8,632	12/22/20	(12)
Suzuken Co., Ltd.	Goldman Sachs	JPY	26,400	12/22/20	(8)
Swire Pacific, Ltd.	Morgan Stanley	HKD	150	06/29/17	(3)
Swiss Re AG	Morgan Stanley	CHF	362	06/28/17	39
Synchrony Financial	Goldman Sachs	USD	107	12/22/20	(1)
Synopsys, Inc.	Goldman Sachs	USD	222	12/22/20	(39)
T&D Holdings, Inc.	Goldman Sachs	JPY	8,281	12/22/20	(21)
Target Corp.	Goldman Sachs	USD	465	12/22/20	(76)
Tatts Group, Ltd.	Morgan Stanley	AUD	86	06/29/17	5
Taylor Wimpey PLC	Morgan Stanley	GBP	202	06/28/17	—
TDK Corp.	Goldman Sachs	JPY	11,067	12/22/20	(44)
TE Connectivity, Ltd.	Goldman Sachs	USD	21	12/22/20	(3)
Tech Data Corp.	Goldman Sachs	USD	265	12/22/20	(38)
Techtronic Industries Co., Ltd.	Morgan Stanley	HKD	161	06/29/17	—
Teekay Corp.	Goldman Sachs	USD	145	12/22/20	17
TEGNA, Inc.	Goldman Sachs	USD	20	12/22/20	(1)
Teijin, Ltd.	Goldman Sachs	JPY	8,720	12/22/20	5
Teleperformance	Morgan Stanley	EUR	78	06/28/17	6
Telephone and Data Systems, Inc.	Goldman Sachs	USD	73	12/22/20	(5)
Television Francaise 1 SA	Morgan Stanley	EUR	23	06/28/17	(4)
Telstra Corp., Ltd.	Morgan Stanley	AUD	146	06/29/17	(11)
Teradata Corp.	Goldman Sachs	USD	108	12/22/20	(7)
Teradyne, Inc.	Goldman Sachs	USD	254	12/22/20	(5)
Tesoro Corp.	Goldman Sachs	USD	209	12/22/20	2
Texas Instruments, Inc.	Goldman Sachs	USD	63	12/22/20	—
Textron, Inc.	Goldman Sachs	USD	19	12/22/20	(6)
Thales SA	Morgan Stanley	EUR	142	06/28/17	17
The Allstate Corp.	Goldman Sachs	USD	490	12/22/20	(42)
The Bank of Kyoto, Ltd.	Goldman Sachs	JPY	1,844	12/22/20	(6)
The Bank of Nova Scotia	Morgan Stanley	CAD	98	06/29/17	(11)
The Bank of Yokohama, Ltd.	Goldman Sachs	JPY	13,974	12/22/20	(25)
The Berkeley Group Holdings PLC	Morgan Stanley	GBP	234	06/28/17	9
The Boeing Co.	Goldman Sachs	USD	216	12/22/20	(23)
The Boston Beer Co., Inc.	Goldman Sachs	USD	56	12/22/20	2
The Cheesecake Factory, Inc.	Goldman Sachs	USD	97	12/22/20	(13)
The Chemours Co.	Goldman Sachs	USD	32	12/22/20	(34)
The Chiba Bank, Ltd.	Goldman Sachs	JPY	6,633	12/22/20	(16)
The Clorox Co.	Goldman Sachs	USD	198	12/22/20	34
The Coca-Cola Co.	Goldman Sachs	USD	286	12/22/20	7
The Dai-ichi Life Insurance Co., Ltd.	Goldman Sachs	JPY	18,132	12/22/20	(69)
The Dow Chemical Co.	Goldman Sachs	USD	164	06/30/16	(42)
The Dun & Bradstreet Corp.	Goldman Sachs	USD	230	12/22/20	(66)
The Estee Lauder Companies, Inc.	Goldman Sachs	USD	247	12/22/20	(7)
The Gap, Inc.	Goldman Sachs	USD	76	06/30/16	(44)
The Goodyear Tire & Rubber Co.	Goldman Sachs	USD	316	12/22/20	(33)
The Gunma Bank, Ltd.	Goldman Sachs	JPY	1,320	12/22/20	(2)
The Hachijuni Bank, Ltd.	Goldman Sachs	JPY	1,998	12/22/20	(4)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 299

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
The Hartford Financial Services Group, Inc.	Goldman Sachs	USD	122	12/22/20	(6)
The Hiroshima Bank, Ltd.	Goldman Sachs	JPY	1,190	12/22/20	(1)
The Home Depot, Inc.	Goldman Sachs	USD	144	12/22/20	15
The Interpublic Group of Companies, Inc.	Goldman Sachs	USD	209	12/22/20	25
The Kroger Co.	Goldman Sachs	USD	202	12/22/20	10
The Mosaic Co.	Goldman Sachs	USD	65	12/22/20	(53)
The NASDAQ OMX Group, Inc.	Goldman Sachs	USD	275	12/22/20	50
The PNC Financial Services Group, Inc.	Goldman Sachs	USD	130	06/30/16	(18)
The Priceline Group, Inc.	Goldman Sachs	USD	103	12/22/20	(23)
The Procter & Gamble Co.	Goldman Sachs	USD	676	12/22/20	18
The Sage Group PLC	Morgan Stanley	GBP	16	06/28/17	3
The Star Entertainment Group, Ltd.	Morgan Stanley	AUD	463	06/29/17	58
The Timken Co.	Goldman Sachs	USD	60	12/22/20	(24)
The TJX Companies, Inc.	Goldman Sachs	USD	239	12/22/20	11
The Toronto-Dominion Bank	Morgan Stanley	CAD	88	06/29/17	(1)
The Travelers Companies, Inc.	Goldman Sachs	USD	490	12/22/20	40
The Western Union Co.	Goldman Sachs	USD	204	12/22/20	(22)
Thermo Fisher Scientific, Inc.	Goldman Sachs	USD	78	12/22/20	1
Thomas Cook Group PLC	Morgan Stanley	GBP	69	06/28/17	(24)
Thomson Reuters Corp.	Morgan Stanley	CAD	46	06/29/17	—
Thor Industries, Inc.	Goldman Sachs	USD	138	12/22/20	4
Time Warner, Inc.	Goldman Sachs	USD	25	12/22/20	(6)
TOHO GAS Co., Ltd.	Goldman Sachs	JPY	8,635	12/22/20	3
Tohoku Electric Power Co., Inc.	Goldman Sachs	JPY	32,057	12/22/20	(31)
Tokio Marine Holdings, Inc.	Goldman Sachs	JPY	21,240	12/22/20	(38)
Tokyo Electric Power Co., Inc.	Goldman Sachs	JPY	35,280	12/22/20	(55)
Tokyo Gas Co., Ltd.	Goldman Sachs	JPY	20,335	12/22/20	2
Tosoh Corp.	Goldman Sachs	JPY	8,050	12/22/20	(2)
TOTAL SA	Morgan Stanley	EUR	284	06/28/17	29
Total System Services, Inc.	Goldman Sachs	USD	146	12/22/20	(28)
Toyo Suisan Kaisha, Ltd.	Goldman Sachs	JPY	6,203	12/22/20	(3)
Toyoda Gosei Co., Ltd.	Goldman Sachs	JPY	3,866	12/22/20	1
Toyota Boshoku Corp.	Goldman Sachs	JPY	17,593	12/22/20	8
TPG Telecom, Ltd.	Morgan Stanley	AUD	73	06/29/17	3
Treasury Wine Estates, Ltd.	Morgan Stanley	AUD	248	06/29/17	35
Trinity Industries, Inc.	Goldman Sachs	USD	64	06/30/16	(19)
Triumph Group, Inc.	Goldman Sachs	USD	16	12/22/20	(12)
Tsuruha Holdings, Inc.	Goldman Sachs	JPY	11,892	12/22/20	2
Tyson Foods, Inc.	Goldman Sachs	USD	135	12/22/20	1
U.S. Bancorp	Goldman Sachs	USD	24	12/22/20	1
United Therapeutics Corp.	Goldman Sachs	USD	458	12/22/20	(115)
UnitedHealth Group, Inc.	Goldman Sachs	USD	451	12/22/20	(33)
Universal Health Services, Inc.	Goldman Sachs	USD	44	12/22/20	(11)
Unum Group	Goldman Sachs	USD	284	12/22/20	(80)
Urban Outfitters, Inc.	Goldman Sachs	USD	38	12/22/20	3
V.F. Corp.	Goldman Sachs	USD	210	12/22/20	(28)
Valeo	Morgan Stanley	EUR	37	06/28/17	(4)
Valero Energy Corp.	Goldman Sachs	USD	330	12/22/20	33
Validus Holdings, Ltd.	Goldman Sachs	USD	139	12/22/20	—
Varian Medical Systems, Inc.	Goldman Sachs	USD	114	12/22/20	(9)
Vectren Corp.	Goldman Sachs	USD	84	12/22/20	5
Vedanta Resources PLC	Morgan Stanley	GBP	30	06/28/17	(27)
Veolia Environnement SA	Morgan Stanley	EUR	155	06/28/17	23
VeriSign, Inc.	Goldman Sachs	USD	113	12/22/20	13
Verizon Communications, Inc.	Goldman Sachs	USD	241	09/14/16	20
Viacom, Inc.	Goldman Sachs	USD	340	12/22/20	(117)
Vishay Intertechnology, Inc.	Goldman Sachs	USD	40	12/22/20	3
Vivendi SA	Morgan Stanley	EUR	177	06/28/17	(36)
VMware, Inc.	Goldman Sachs	USD	55	12/22/20	(29)
Vodafone Group PLC	Morgan Stanley	GBP	101	06/28/17	(9)
Voya Financial, Inc.	Goldman Sachs	USD	149	12/22/20	(84)
W.W. Grainger, Inc.	Goldman Sachs	USD	12	12/22/20	(3)
Waddell & Reed Financial, Inc.	Goldman Sachs	USD	54	12/22/20	6
Wal-Mart Stores, Inc.	Goldman Sachs	USD	422	12/22/20	(37)
Waste Management, Inc.	Goldman Sachs	USD	272	12/22/20	22
Waters Corp.	Goldman Sachs	USD	146	12/22/20	(12)
Wells Fargo & Co.	Goldman Sachs	USD	153	12/22/20	1
Werner Enterprises, Inc.	Goldman Sachs	USD	140	12/22/20	(9)
WESCO International, Inc.	Goldman Sachs	USD	35	12/22/20	(13)
West Fraser Timber Co., Ltd.	Morgan Stanley	CAD	120	06/29/17	(11)

See accompanying notes which are an integral part of this quarterly report.

300 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Western Digital Corp.	Goldman Sachs	USD	239	12/22/20	(173)
Western Refining, Inc.	Goldman Sachs	USD	91	06/30/16	(31)
Westlake Chemical Corp.	Goldman Sachs	USD	100	12/22/20	(18)
Wheelock and Co., Ltd.	Morgan Stanley	HKD	118	06/29/17	—
Whirlpool Corp.	Goldman Sachs	USD	144	12/22/20	(47)
William Hill PLC	Morgan Stanley	GBP	75	06/28/17	(5)
Woodside Petroleum, Ltd.	Morgan Stanley	AUD	617	06/29/17	(81)
World Fuel Services Corp.	Goldman Sachs	USD	181	12/22/20	(3)
WPP PLC	Morgan Stanley	GBP	154	06/28/17	7
WPX Energy, Inc.	Goldman Sachs	USD	27	12/22/20	(24)
Wyndham Worldwide Corp.	Goldman Sachs	USD	41	12/22/20	(12)
Xerox Corp.	Goldman Sachs	USD	226	06/30/16	(29)
Xilinx, Inc.	Goldman Sachs	USD	289	12/22/20	30
XL Group PLC	Goldman Sachs	USD	51	12/22/20	(1)
Yamaguchi Financial Group, Inc.	Goldman Sachs	JPY	1,292	12/22/20	(1)
Yamaha Corp.	Goldman Sachs	JPY	9,909	12/22/20	7
Yelp, Inc.	Goldman Sachs	USD	54	12/22/20	(8)
Yue Yuen Industrial (Holdings) Ltd.	Morgan Stanley	HKD	1,030	06/29/17	(2)
Yum! Brands, Inc.	Goldman Sachs	USD	169	06/30/16	(20)
Zoetis, Inc.	Goldman Sachs	USD	242	06/30/16	(34)
Zynga, Inc.	Goldman Sachs	USD	124	12/22/20	(4)
Short Reference Entity
3D Systems Corp.	Goldman Sachs	USD	146	12/22/20	(4)
Aberdeen Asset Management PLC	Morgan Stanley	GBP	92	06/28/17	87
Acadia Healthcare Co., Inc.	Goldman Sachs	USD	506	12/22/20	34
ACOM Co., Ltd.	Goldman Sachs	JPY	18,468	12/22/20	(12)
Acuity Brands, Inc.	Goldman Sachs	USD	123	01/18/17	4
Acxiom Corp.	Goldman Sachs	USD	69	12/22/20	10
Admiral Group PLC	Morgan Stanley	GBP	201	06/28/17	(61)
Adobe Systems, Inc.	Goldman Sachs	USD	47	12/22/20	(3)
Advance Auto Parts, Inc.	Goldman Sachs	USD	121	12/22/20	10
Advanced Micro Devices, Inc.	Goldman Sachs	USD	50	12/22/20	(4)
Advantest Corp.	Goldman Sachs	JPY	9,503	12/22/20	(11)
AECOM	Goldman Sachs	USD	247	12/22/20	35
AEON Co., Ltd.	Goldman Sachs	JPY	12,616	12/22/20	3
AEON Financial Service Co., Ltd.	Goldman Sachs	JPY	10,670	12/22/20	1
Agios Pharmaceuticals, Inc.	Goldman Sachs	USD	89	12/22/20	29
Agnico Eagle Mines, Ltd.	Morgan Stanley	CAD	528	06/29/17	(40)
Agrium, Inc.	Morgan Stanley	CAD	161	06/29/17	1
AIA Group, Ltd.	Morgan Stanley	HKD	129	06/29/17	—
Air Lease Corp.	Goldman Sachs	USD	58	12/22/20	15
Airbus Group SE	Morgan Stanley	EUR	74	06/28/17	11
Akorn, Inc.	Goldman Sachs	USD	338	12/22/20	116
Albemarle Corp.	Goldman Sachs	USD	425	12/22/20	4
Alcoa, Inc.	Goldman Sachs	USD	183	12/22/20	(4)
Alere, Inc.	Goldman Sachs	USD	89	12/22/20	5
Alexion Pharmaceuticals, Inc.	Goldman Sachs	USD	507	12/22/20	100
Align Technology, Inc.	Goldman Sachs	USD	213	12/22/20	(15)
Alkermes PLC	Goldman Sachs	USD	21	12/22/20	3
Allegheny Technologies, Inc.	Goldman Sachs	USD	89	12/22/20	115
Allegion PLC	Goldman Sachs	USD	133	12/22/20	(2)
Alliance Data Systems Corp.	Goldman Sachs	USD	513	12/22/20	264
Ally Financial Inc.	Goldman Sachs	USD	259	12/22/20	25
Alnylam Pharmaceuticals, Inc.	Goldman Sachs	USD	245	12/22/20	53
ALS Ltd.	Morgan Stanley	AUD	58	06/29/17	4
Als, Ltd.	Morgan Stanley	AUD	—	06/29/17	—
AltaGas, Ltd.	Morgan Stanley	CAD	113	06/29/17	(2)
Altice NV	Morgan Stanley	EUR	37	06/28/17	(3)
Alumina, Ltd.	Morgan Stanley	AUD	122	06/29/17	(1)
AMC Networks Inc.	Goldman Sachs	USD	13	12/22/20	2
American Airlines Group, Inc.	Goldman Sachs	USD	60	12/22/20	10
AMETEK, Inc.	Goldman Sachs	USD	202	12/22/20	31
AMP, Ltd.	Morgan Stanley	AUD	17	06/29/17	3
Amphenol Corp.	Goldman Sachs	USD	305	12/22/20	35
Anadarko Petroleum Corp.	Goldman Sachs	USD	129	12/22/20	134
Anglo American PLC	Morgan Stanley	GBP	71	06/28/17	(17)
Antofagasta PLC	Morgan Stanley	GBP	210	06/28/17	171
Aon PLC	Goldman Sachs	USD	259	12/22/20	44
APA Group	Morgan Stanley	AUD	354	06/29/17	5
Apache Corp.	Goldman Sachs	USD	234	12/22/20	50

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 301

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Aqua America, Inc.	Goldman Sachs	USD	150	12/22/20	(16)
Arista Networks, Inc.	Goldman Sachs	USD	302	12/22/20	36
Arkema SA	Morgan Stanley	EUR	80	06/28/17	14
ARM Holdings PLC	Morgan Stanley	GBP	253	06/28/17	6
ARRIS International PLC	Goldman Sachs	USD	433	12/22/20	86
Arthur J. Gallagher & Co.	Goldman Sachs	USD	11	12/22/20	2
Artisan Partners Asset Management Inc.	Goldman Sachs	USD	49	12/22/20	(2)
Asahi Glass Co., Ltd.	Goldman Sachs	JPY	17,448	12/22/20	(17)
Asahi Group Holdings, Ltd.	Goldman Sachs	JPY	7,674	06/30/16	1
Ascena Retail Group, Inc.	Goldman Sachs	USD	151	12/22/20	19
Ashland, Inc.	Goldman Sachs	USD	38	12/22/20	1
Ashtead Group PLC	Morgan Stanley	GBP	43	06/28/17	12
ASICS Corp.	Goldman Sachs	JPY	9,286	11/09/16	34
ASM Pacific Technology, Ltd.	Morgan Stanley	HKD	522	06/29/17	1
AT&T, Inc.	Goldman Sachs	USD	305	06/30/16	—
AusNet Services	Morgan Stanley	AUD	24	06/29/17	—
Autodesk, Inc.	Goldman Sachs	USD	95	12/22/20	11
Avago Technologies, Ltd.	Goldman Sachs	USD	18	12/22/20	(2)
Avis Budget Group, Inc.	Goldman Sachs	USD	467	12/22/20	216
Aviva PLC	Morgan Stanley	GBP	52	06/28/17	—
B/E Aerospace, Inc.	Goldman Sachs	USD	53	12/22/20	21
Babcock International Group PLC	Morgan Stanley	GBP	38	06/28/17	12
Ball Corp.	Goldman Sachs	USD	475	12/22/20	38
Bank of Queensland, Ltd.	Morgan Stanley	AUD	43	06/29/17	(1)
Bank of the Ozarks, Inc.	Goldman Sachs	USD	40	11/09/16	6
BankUnited, Inc.	Goldman Sachs	USD	89	06/30/16	7
Barrick Gold Corp.	Morgan Stanley	CAD	170	06/29/17	(21)
Becton, Dickinson and Co.	Goldman Sachs	USD	165	12/22/20	(4)
BioMarin Pharmaceutical, Inc.	Goldman Sachs	USD	119	12/22/20	20
Bio-Techne Corp.	Goldman Sachs	USD	255	12/22/20	28
Black Hills Corp.	Goldman Sachs	USD	201	12/22/20	(13)
Black Knight Financial Services, Inc.	Goldman Sachs	USD	129	12/22/20	10
Bollore SA	Morgan Stanley	EUR	202	06/28/17	72
Booker Group PLC	Morgan Stanley	GBP	27	06/28/17	2
BorgWarner, Inc.	Goldman Sachs	USD	365	12/22/20	343
Boston Scientific Corp.	Goldman Sachs	USD	20	12/22/20	1
BP PLC	Morgan Stanley	GBP	71	06/28/17	(13)
Brambles, Ltd.	Morgan Stanley	AUD	327	06/29/17	(7)
British American Tobacco PLC	Morgan Stanley	GBP	455	06/28/17	(58)
Brookdale Senior Living, Inc.	Goldman Sachs	USD	124	12/22/20	124
Brother Industries, Ltd.	Goldman Sachs	JPY	2,158	12/22/20	—
Brown-Forman Corp.	Goldman Sachs	USD	269	12/22/20	8
BTG PLC	Morgan Stanley	GBP	66	06/28/17	(1)
Buffalo Wild Wings, Inc.	Goldman Sachs	USD	60	12/22/20	2
Bunzl PLC	Morgan Stanley	GBP	45	06/28/17	(1)
Bureau Veritas SA	Morgan Stanley	EUR	18	06/28/17	4
Cabela's, Inc.	Goldman Sachs	USD	262	12/22/20	15
Cable One, Inc.	Goldman Sachs	USD	37	12/22/20	—
Cabot Oil & Gas Corp.	Goldman Sachs	USD	185	12/22/20	100
CalAtlantic Group, Inc.	Goldman Sachs	USD	112	12/22/20	7
CALBEE, Inc.	Goldman Sachs	JPY	17,307	12/22/20	(6)
Calpine Corp.	Goldman Sachs	USD	39	12/22/20	(2)
Campbell Soup Co.	Goldman Sachs	USD	26	06/30/16	(4)
Canadian National Railway Co.	Morgan Stanley	CAD	71	06/29/17	(1)
Canadian Natural Resources , Ltd.	Morgan Stanley	CAD	44	06/29/17	(3)
Canadian Pacific Railway, Ltd.	Morgan Stanley	CAD	70	06/29/17	10
Canadian Utilities, Ltd.	Morgan Stanley	CAD	501	06/29/17	—
Canon, Inc.	Goldman Sachs	JPY	6,016	09/14/16	5
Capita PLC	Morgan Stanley	GBP	64	06/28/17	(1)
CarMax, Inc.	Goldman Sachs	USD	283	12/22/20	153
Carpenter Technology Corp.	Goldman Sachs	USD	14	12/22/20	(1)
Carrefour SA	Morgan Stanley	EUR	115	06/28/17	18
Casey's General Stores, Inc.	Goldman Sachs	USD	41	12/22/20	(4)
Catalent, Inc.	Goldman Sachs	USD	104	12/22/20	13
Cathay Pacific Airways, Ltd.	Morgan Stanley	HKD	719	06/29/17	36
CBOE Holdings, Inc.	Goldman Sachs	USD	150	12/22/20	(13)
CBS Corp.	Goldman Sachs	USD	38	12/22/20	2
CDK Global, Inc.	Goldman Sachs	USD	207	12/22/20	54
Celanese Corp.	Goldman Sachs	USD	11	12/22/20	1
Celgene Corp.	Goldman Sachs	USD	52	12/22/20	4

See accompanying notes which are an integral part of this quarterly report.

302 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Cenovus Energy, Inc.	Morgan Stanley	CAD	146	06/29/17	14
CenterPoint Energy, Inc.	Goldman Sachs	USD	49	12/22/20	(2)
Century Tokyo Leasing Corp.	Goldman Sachs	JPY	4,400	12/22/20	(3)
CenturyLink, Inc.	Goldman Sachs	USD	52	12/22/20	9
Cerner Corp.	Goldman Sachs	USD	46	12/22/20	3
CF Industries Holdings, Inc.	Goldman Sachs	USD	105	12/22/20	6
Cheniere Energy, Inc.	Goldman Sachs	USD	211	12/22/20	172
Cheung Kong Property Holdings , Ltd.	Morgan Stanley	HKD	2,270	06/29/17	68
Chevron Corp.	Goldman Sachs	USD	142	12/22/20	(4)
Chicago Bridge & Iron Co. NV	Goldman Sachs	USD	143	12/22/20	(15)
Chipotle Mexican Grill, Inc.	Goldman Sachs	USD	170	12/22/20	59
Chugai Pharmaceutical Co., Ltd.	Goldman Sachs	JPY	10,965	06/30/16	14
Ciena Corp.	Goldman Sachs	USD	317	12/22/20	22
Cimarex Energy Co.	Goldman Sachs	USD	211	12/22/20	45
Cinemark Holdings, Inc.	Goldman Sachs	USD	15	12/22/20	6
Citizen Holdings Co., Ltd.	Goldman Sachs	JPY	6,034	12/22/20	10
Clean Harbors, Inc.	Goldman Sachs	USD	24	12/22/20	3
CME Group, Inc.	Goldman Sachs	USD	197	12/22/20	9
CMS Energy Corp.	Goldman Sachs	USD	90	12/22/20	(7)
CNH Industrial NV	Morgan Stanley	EUR	358	06/28/17	139
Cobalt International Energy, Inc.	Goldman Sachs	USD	82	12/22/20	128
Cobham PLC	Morgan Stanley	GBP	164	06/28/17	16
Cognex Corp.	Goldman Sachs	USD	31	12/22/20	(2)
Colfax Corp.	Goldman Sachs	USD	106	12/22/20	73
Columbia Pipeline Group, Inc.	Goldman Sachs	USD	84	12/22/20	21
Comerica, Inc.	Goldman Sachs	USD	11	12/22/20	6
Commonwealth Bank of Australia	Morgan Stanley	AUD	96	06/29/17	(1)
CommScope Holding Co., Inc.	Goldman Sachs	USD	465	12/22/20	60
CommVault Systems, Inc.	Goldman Sachs	USD	13	12/22/20	1
Compagnie de Saint-Gobain SA	Morgan Stanley	EUR	33	06/28/17	5
Compagnie Plastic Omnium SACA	Morgan Stanley	EUR	62	06/28/17	(9)
Compass Minerals International, Inc.	Goldman Sachs	USD	143	12/22/20	(8)
Computershare, Ltd.	Morgan Stanley	AUD	40	06/29/17	1
ConAgra Foods, Inc.	Goldman Sachs	USD	49	12/22/20	3
Concho Resources, Inc.	Goldman Sachs	USD	211	12/22/20	39
ConocoPhillips	Goldman Sachs	USD	108	12/22/20	37
CONSOL Energy, Inc.	Goldman Sachs	USD	21	12/22/20	1
Constellation Brands, Inc.	Goldman Sachs	USD	205	12/22/20	(34)
Core Laboratories NV	Goldman Sachs	USD	336	12/22/20	30
CoStar Group, Inc.	Goldman Sachs	USD	129	12/22/20	17
Costco Wholesale Corp.	Goldman Sachs	USD	68	12/22/20	(2)
Covanta Holding Corp.	Goldman Sachs	USD	279	12/22/20	37
Credit Saison Co., Ltd.	Goldman Sachs	JPY	22,979	12/22/20	39
Croda International PLC	Morgan Stanley	GBP	33	06/28/17	—
Crown Resorts, Ltd.	Morgan Stanley	AUD	136	06/29/17	—
CSL, Ltd.	Morgan Stanley	AUD	158	06/29/17	—
CST Brands, Inc.	Goldman Sachs	USD	175	12/22/20	10
Cullen/Frost Bankers, Inc.	Goldman Sachs	USD	45	12/22/20	30
Cypress Semiconductor Corp.	Goldman Sachs	USD	278	06/30/16	97
Daihatsu Motor Co., Ltd.	Goldman Sachs	JPY	7,998	12/22/20	(12)
Daikin Industries, Ltd.	Goldman Sachs	JPY	13,617	12/22/20	13
Daiwa Securities Group, Inc.	Goldman Sachs	JPY	3,002	12/22/20	2
DaVita HealthCare Partners, Inc.	Goldman Sachs	USD	335	12/22/20	70
Deckers Outdoor Corp.	Goldman Sachs	USD	92	12/22/20	(11)
Deere & Co.	Goldman Sachs	USD	65	12/22/20	(3)
Delphi Automotive PLC	Goldman Sachs	USD	31	12/22/20	8
DENSO Corp.	Goldman Sachs	JPY	28,380	12/22/20	29
Devon Energy Corp.	Goldman Sachs	USD	15	12/22/20	12
DeVry Education Group, Inc.	Goldman Sachs	USD	69	12/22/20	13
DexCom, Inc.	Goldman Sachs	USD	112	12/22/20	21
Diageo PLC	Morgan Stanley	GBP	120	06/28/17	—
Diebold, Inc.	Goldman Sachs	USD	105	12/22/20	15
Discovery Communications, Inc.	Goldman Sachs	USD	201	12/22/20	(4)
Dolby Laboratories, Inc.	Goldman Sachs	USD	40	12/22/20	(4)
Dollar Tree, Inc.	Goldman Sachs	USD	542	12/22/20	(98)
Dominion Resources, Inc.	Goldman Sachs	USD	1,202	12/22/20	(73)
Donaldson Co., Inc.	Goldman Sachs	USD	63	12/22/20	4
DreamWorks Animation SKG, Inc.	Goldman Sachs	USD	34	12/22/20	1
Dunkin' Brands Group, Inc.	Goldman Sachs	USD	65	12/22/20	10
E*Trade Financial Corp.	Goldman Sachs	USD	203	12/22/20	61

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 303

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Eagle Materials, Inc.	Goldman Sachs	USD	145	06/30/16	59
Eastman Chemical Co.	Goldman Sachs	USD	29	12/22/20	3
easyJet PLC	Morgan Stanley	GBP	75	06/28/17	12
EchoStar Corp.	Goldman Sachs	USD	23	12/22/20	—
Ecolab, Inc.	Goldman Sachs	USD	322	12/22/20	24
Edenred	Morgan Stanley	EUR	293	06/28/17	(15)
Eldorado Gold Corp.	Morgan Stanley	CAD	50	06/29/17	8
Electricite de France Societe anonyme	Morgan Stanley	EUR	242	06/28/17	64
Enbridge, Inc.	Morgan Stanley	CAD	424	06/29/17	27
Endo International PLC	Goldman Sachs	USD	304	12/22/20	141
Energen Corp.	Goldman Sachs	USD	100	12/22/20	(6)
Engie	Morgan Stanley	EUR	135	06/28/17	(3)
Ensco PLC	Goldman Sachs	USD	59	12/22/20	9
Envision Healthcare Holdings, Inc.	Goldman Sachs	USD	303	12/22/20	250
EOG Resources, Inc.	Goldman Sachs	USD	212	12/12/16	(6)
EQT Corp.	Goldman Sachs	USD	117	12/22/20	16
Esprit Holdings, Ltd.	Morgan Stanley	HKD	415	06/29/17	2
Essentra PLC	Morgan Stanley	GBP	24	06/28/17	2
Eversource Energy	Goldman Sachs	USD	229	12/22/20	(34)
Exxon Mobil Corp.	Goldman Sachs	USD	193	12/22/20	(7)
Fast Retailing Co., Ltd.	Goldman Sachs	JPY	15,372	12/22/20	26
FEI Co.	Goldman Sachs	USD	123	12/22/20	21
FireEye, Inc.	Goldman Sachs	USD	92	12/22/20	18
First Quantum Minerals, Ltd.	Morgan Stanley	CAD	93	06/29/17	204
FleetCor Technologies, Inc.	Goldman Sachs	USD	320	12/22/20	95
FMC Corp.	Goldman Sachs	USD	263	06/30/16	87
Forest City Realty Trust, Inc.	Goldman Sachs	USD	200	12/22/20	33
Fortinet, Inc.	Goldman Sachs	USD	55	12/22/20	26
Fortis, Inc.	Morgan Stanley	CAD	150	06/29/17	(13)
Fortune Brands Home & Security, Inc.	Goldman Sachs	USD	177	12/22/20	4
Franco-Nevada Corp.	Morgan Stanley	CAD	357	06/29/17	9
Frank's International NV	Goldman Sachs	USD	88	12/22/20	—
Freeport-McMoRan, Inc.	Goldman Sachs	USD	191	12/22/20	53
Frontier Communications Corp.	Goldman Sachs	USD	299	12/22/20	12
G4S PLC	Morgan Stanley	GBP	16	06/28/17	5
Galaxy Entertainment Group, Ltd.	Morgan Stanley	HKD	1,036	06/29/17	(12)
GATX Corp.	Goldman Sachs	USD	118	12/22/20	(10)
General Electric Co.	Goldman Sachs	USD	198	06/30/16	(4)
Genesee & Wyoming, Inc.	Goldman Sachs	USD	360	12/22/20	53
Gentex Corp.	Goldman Sachs	USD	105	06/30/16	21
Genworth Financial, Inc.	Goldman Sachs	USD	27	12/22/20	42
Gildan Activewear, Inc.	Morgan Stanley	CAD	430	06/29/17	54
Goldcorp, Inc.	Morgan Stanley	CAD	273	06/29/17	2
Granite Construction Inc.	Goldman Sachs	USD	78	12/22/20	—
Graphic Packaging Holding Co.	Goldman Sachs	USD	59	12/22/20	14
Greif, Inc.	Goldman Sachs	USD	75	12/22/20	10
Halliburton Co.	Goldman Sachs	USD	292	12/22/20	82
Hamamatsu Photonics K.K.	Goldman Sachs	JPY	16,582	12/22/20	3
Hancock Holding Co.	Goldman Sachs	USD	49	12/22/20	18
Hanesbrands, Inc.	Goldman Sachs	USD	140	12/22/20	(2)
Hang Lung Properties, Ltd.	Morgan Stanley	HKD	414	06/29/17	4
Hargreaves Lansdown PLC	Morgan Stanley	GBP	364	06/28/17	(62)
Harley-Davidson, Inc.	Goldman Sachs	USD	299	12/22/20	114
Harman International Industries, Inc.	Goldman Sachs	USD	114	12/22/20	36
Harris Corp.	Goldman Sachs	USD	238	12/22/20	(31)
Hasbro, Inc.	Goldman Sachs	USD	11	12/22/20	—
Healthscope, Ltd.	Morgan Stanley	AUD	29	06/29/17	1
Helmerich & Payne, Inc.	Goldman Sachs	USD	256	12/22/20	76
Henderson Land Development Co., Ltd.	Morgan Stanley	HKD	210	06/29/17	(2)
Henry Schein, Inc.	Goldman Sachs	USD	61	12/22/20	(3)
Hertz Global Holdings, Inc.	Goldman Sachs	USD	256	12/22/20	161
Hexcel Corp.	Goldman Sachs	USD	347	12/22/20	68
Hirose Electric Co., Ltd.	Goldman Sachs	JPY	4,050	12/22/20	10
Hitachi Construction Machinery Co., Ltd.	Goldman Sachs	JPY	9,180	12/22/20	(2)
Hitachi, Ltd.	Goldman Sachs	JPY	5,864	12/22/20	8
HKT Trust and HKT, Ltd.	Morgan Stanley	HKD	1,645	06/29/17	(20)
Hologic, Inc.	Goldman Sachs	USD	52	12/22/20	6
Honda Motor Co., Ltd.	Goldman Sachs	JPY	33,410	06/30/16	57
Honeywell International, Inc.	Goldman Sachs	USD	85	12/22/20	(2)
Hudson's Bay Co.	Morgan Stanley	CAD	65	06/29/17	(2)

See accompanying notes which are an integral part of this quarterly report.

304 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Husky Energy, Inc.	Morgan Stanley	CAD	135	06/29/17	63
Hysan Development Co., Ltd.	Morgan Stanley	HKD	420	06/29/17	2
iBoxx Liquid High Yield Index	Societe Generale	USD	1,650	02/25/16	214
iBoxx Liquid High Yield Index	UBS	USD	1,520	02/16/16	—
IDEXX Laboratories, Inc.	Goldman Sachs	USD	528	12/22/20	(47)
IHI Corp.	Goldman Sachs	JPY	38,100	12/22/20	247
IHS, Inc.	Goldman Sachs	USD	124	12/22/20	33
Iliad SA	Morgan Stanley	EUR	12	06/28/17	(1)
Illumina, Inc.	Goldman Sachs	USD	699	12/22/20	186
Imperial Oil, Ltd.	Morgan Stanley	CAD	266	06/29/17	8
Incyte Corp.	Goldman Sachs	USD	143	12/22/20	90
Ingenico Group SA	Morgan Stanley	EUR	29	06/28/17	(1)
Inmarsat PLC	Morgan Stanley	GBP	55	06/28/17	(3)
Insurance Australia Group, Ltd.	Morgan Stanley	AUD	309	06/29/17	(1)
Inter Pipeline, Ltd.	Morgan Stanley	CAD	106	06/29/17	(4)
Intersil Corp.	Goldman Sachs	USD	40	12/22/20	(5)
Intertek Group PLC	Morgan Stanley	GBP	43	06/28/17	(9)
Intuitive Surgical, Inc.	Goldman Sachs	USD	111	12/22/20	(9)
Ionis Pharmaceuticals, Inc.	Goldman Sachs	USD	102	12/22/20	43
IPG Photonics Corp.	Goldman Sachs	USD	104	12/22/20	5
Isetan Mitsukoshi Holdings, Ltd.	Goldman Sachs	JPY	14,071	12/22/20	58
ITC Holdings Corp.	Goldman Sachs	USD	284	12/22/20	(27)
ITV PLC	Morgan Stanley	GBP	35	06/28/17	1
J Sainsbury PLC	Morgan Stanley	GBP	106	06/28/17	6
J. B. Hunt Transport Services, Inc.	Goldman Sachs	USD	157	12/22/20	24
J. C. Penney Co., Inc.	Goldman Sachs	USD	63	12/22/20	(6)
Japan Airport Terminal Co., Ltd.	Goldman Sachs	JPY	20,900	12/22/20	52
Japan Display, Inc.	Goldman Sachs	JPY	8,800	12/22/20	34
Japan Tobacco, Inc.	Goldman Sachs	JPY	29,830	06/30/16	(12)
Jazz Pharmaceuticals PLC	Goldman Sachs	USD	63	12/22/20	23
JFE Holdings, Inc.	Goldman Sachs	JPY	12,527	12/22/20	3
JGC Corp.	Goldman Sachs	JPY	11,310	12/22/20	24
Johnson Controls, Inc.	Goldman Sachs	USD	33	12/22/20	8
Joy Global, Inc.	Goldman Sachs	USD	13	12/22/20	(1)
Kakaku.com, Inc.	Goldman Sachs	JPY	5,770	12/22/20	1
Kansas City Southern	Goldman Sachs	USD	572	06/30/16	156
Kao Corp.	Goldman Sachs	JPY	8,953	12/22/20	(8)
KAR Auction Services, Inc.	Goldman Sachs	USD	31	12/22/20	3
Kate Spade & Co.	Goldman Sachs	USD	91	12/22/20	6
KBR, Inc.	Goldman Sachs	USD	146	12/22/20	38
Keikyu Corp.	Goldman Sachs	JPY	4,955	12/22/20	(1)
Keio Corp.	Goldman Sachs	JPY	8,488	12/22/20	(6)
Kering	Morgan Stanley	EUR	109	06/28/17	(8)
Kikkoman Corp.	Goldman Sachs	JPY	7,920	12/22/20	(2)
Kintetsu Group Holdings Co.,Ltd.	Goldman Sachs	JPY	33,098	12/22/20	(41)
Kirby Corp.	Goldman Sachs	USD	81	12/22/20	43
Kirin Holdings Co., Ltd.	Goldman Sachs	JPY	16,776	06/30/16	2
KLX, Inc.	Goldman Sachs	USD	144	12/22/20	77
Knowles Corp.	Goldman Sachs	USD	162	12/22/20	(20)
Kobe Steel, Ltd.	Goldman Sachs	JPY	6,670	12/22/20	(2)
Komatsu, Ltd.	Goldman Sachs	JPY	16,289	12/22/20	54
Kosmos Energy Ltd.	Goldman Sachs	USD	123	12/22/20	37
Kubota Corp.	Goldman Sachs	JPY	15,741	06/30/16	16
Kyocera Corp.	Goldman Sachs	JPY	3,970	12/22/20	11
Kyushu Electric Power Co., Inc.	Goldman Sachs	JPY	66,667	12/22/20	55
Laboratory Corp. of America Holdings	Goldman Sachs	USD	255	12/22/20	21
Ladbrokes PLC	Morgan Stanley	GBP	57	06/28/17	4
Las Vegas Sands Corp.	Goldman Sachs	USD	121	12/22/20	12
Legal & General Group PLC	Morgan Stanley	GBP	60	06/28/17	4
Lennar Corp.	Goldman Sachs	USD	144	12/22/20	29
Leucadia National Corp.	Goldman Sachs	USD	134	12/22/20	32
Level 3 Communications, Inc.	Goldman Sachs	USD	744	12/22/20	36
Lexmark International, Inc.	Goldman Sachs	USD	14	12/22/20	(1)
Liberty Broadband Corp.	Goldman Sachs	USD	86	12/22/20	13
Liberty Global PLC	Goldman Sachs	USD	90	12/22/20	17
Linear Technology Corp.	Goldman Sachs	USD	66	12/22/20	(3)
LinkedIn Corp.	Goldman Sachs	USD	69	12/22/20	7
Lions Gate Entertainment Corp.	Goldman Sachs	USD	124	06/30/16	54
Live Nation Entertainment, Inc.	Goldman Sachs	USD	116	12/22/20	14
Lloyds Banking Group PLC	Morgan Stanley	GBP	242	06/28/17	21

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 305

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Loews Corp.	Goldman Sachs	USD	669	12/22/20	31
Louisiana-Pacific Corp.	Goldman Sachs	USD	451	12/22/20	41
lululemon athletica, Inc.	Goldman Sachs	USD	82	12/22/20	(5)
Lundin Mining Corp.	Morgan Stanley	CAD	22	06/29/17	(1)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley	EUR	10	06/28/17	—
M&T Bank Corp.	Goldman Sachs	USD	156	12/22/20	25
M.D.C. Holdings, Inc.	Goldman Sachs	USD	73	12/22/20	30
Macquarie Infrastructure Corp.	Goldman Sachs	USD	146	12/22/20	15
Makita Corp.	Goldman Sachs	JPY	12,042	12/22/20	3
Marathon Oil Corp.	Goldman Sachs	USD	41	12/22/20	33
Marsh & McLennan Companies, Inc.	Goldman Sachs	USD	26	12/22/20	2
Martin Marietta Materials, Inc.	Goldman Sachs	USD	319	12/22/20	55
Marubeni Corp.	Goldman Sachs	JPY	12,839	12/22/20	(5)
Marui Group Co., Ltd.	Goldman Sachs	JPY	45,976	12/22/20	(38)
Maruichi Steel Tube Ltd.	Goldman Sachs	JPY	6,075	12/22/20	(1)
MasterCard, Inc.	Goldman Sachs	USD	137	06/30/16	8
Mattel, Inc.	Goldman Sachs	USD	474	12/22/20	(69)
MAXIMUS, Inc.	Goldman Sachs	USD	126	12/22/20	2
MDU Resources Group, Inc.	Goldman Sachs	USD	516	12/22/20	87
Medibank Private, Ltd.	Morgan Stanley	AUD	154	06/29/17	(15)
MEDNAX, Inc.	Goldman Sachs	USD	214	12/22/20	18
Medtronic PLC	Goldman Sachs	USD	61	12/22/20	—
Melrose Industries PLC	Morgan Stanley	GBP	3	06/28/17	25
Memorial Resource Development Corp.	Goldman Sachs	USD	270	12/22/20	7
Methanex Corp.	Morgan Stanley	CAD	193	06/29/17	65
MGM China Holdings, Ltd.	Morgan Stanley	HKD	1,427	06/29/17	61
MGM Resorts International	Goldman Sachs	USD	240	12/22/20	(19)
Minebea Co., Ltd.	Goldman Sachs	JPY	15,708	12/22/20	144
Mitsubishi Heavy Industries, Ltd.	Goldman Sachs	JPY	11,665	12/22/20	21
Mitsubishi Logistics Corp.	Goldman Sachs	JPY	22,848	12/22/20	(10)
Mitsui O.S.K. Lines, Ltd.	Goldman Sachs	JPY	44,840	12/22/20	159
Mohawk Industries, Inc.	Goldman Sachs	USD	21	12/22/20	4
Molson Coors Brewing Co.	Goldman Sachs	USD	207	12/22/20	(1)
Monster Beverage Corp.	Goldman Sachs	USD	329	12/22/20	1
MSC Industrial Direct Co., Inc.	Goldman Sachs	USD	140	06/30/16	13
MTR Corp., Ltd.	Morgan Stanley	HKD	579	06/29/17	1
Mylan NV	Goldman Sachs	USD	188	12/22/20	(25)
National Fuel Gas Co.	Goldman Sachs	USD	375	12/22/20	94
National Oilwell Varco, Inc.	Goldman Sachs	USD	153	12/22/20	39
Natixis SA	Morgan Stanley	EUR	54	06/28/17	(2)
Netflix, Inc.	Goldman Sachs	USD	86	12/22/20	14
NetScout Systems, Inc.	Goldman Sachs	USD	137	12/22/20	62
NetSuite, Inc.	Goldman Sachs	USD	367	12/22/20	96
Newcrest Mining, Ltd.	Morgan Stanley	AUD	24	06/29/17	1
Newell Rubbermaid, Inc.	Goldman Sachs	USD	204	12/22/20	19
Newfield Exploration Co.	Goldman Sachs	USD	188	12/22/20	(10)
NGK Insulators, Ltd.	Goldman Sachs	JPY	9,892	12/22/20	26
NGK Spark Plug Co., Ltd.	Goldman Sachs	JPY	35,840	12/22/20	57
Nidec Corp.	Goldman Sachs	JPY	30,788	12/22/20	26
Nielsen Holdings PLC	Goldman Sachs	USD	547	12/22/20	(20)
Nippon Electric Glass Co., Ltd.	Goldman Sachs	JPY	2,468	12/22/20	(2)
Nippon Paint Holdings Co., Ltd.	Goldman Sachs	JPY	32,573	12/22/20	87
Nippon Steel & Sumitomo Metal Corp.	Goldman Sachs	JPY	14,244	12/22/20	—
Nissan Motor Co., Ltd.	Goldman Sachs	JPY	12,390	12/22/20	(5)
Noble Energy, Inc.	Goldman Sachs	USD	177	12/22/20	39
Nomura Holdings, Inc.	Goldman Sachs	JPY	6,110	12/22/20	7
Nordson Corp.	Goldman Sachs	USD	81	12/22/20	10
Nordstrom, Inc.	Goldman Sachs	USD	66	12/22/20	36
NorthStar Asset Management Group, Inc.	Goldman Sachs	USD	171	12/22/20	35
Norwegian Cruise Line Holdings, Ltd.	Goldman Sachs	USD	56	12/22/20	14
NOW Inc.	Goldman Sachs	USD	73	12/22/20	(4)
NRG Energy, Inc.	Goldman Sachs	USD	286	12/22/20	225
Ocado Group PLC	Morgan Stanley	GBP	28	06/28/17	18
Occidental Petroleum Corp.	Goldman Sachs	USD	272	12/22/20	36
Odakyu Electric Railway Co., Ltd.	Goldman Sachs	JPY	24,111	12/22/20	(14)
OGE Energy Corp.	Goldman Sachs	USD	93	06/30/16	9
Old Dominion Freight Line, Inc.	Goldman Sachs	USD	61	12/22/20	—
Old Mutual PLC	Morgan Stanley	GBP	92	06/28/17	31
Olympus Corp.	Goldman Sachs	JPY	9,744	12/22/20	(5)
Omnicom Group, Inc.	Goldman Sachs	USD	102	12/22/20	(3)

See accompanying notes which are an integral part of this quarterly report.

306 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
ONEOK, Inc.	Goldman Sachs	USD	215	12/22/20	74
Oriental Land Co., Ltd.	Goldman Sachs	JPY	36,590	12/22/20	(16)
Oshkosh Corp.	Goldman Sachs	USD	68	12/22/20	9
Owens-Illinois, Inc.	Goldman Sachs	USD	247	12/22/20	100
Packaging Corp. of America	Goldman Sachs	USD	63	12/22/20	9
PacWest Bancorp	Goldman Sachs	USD	11	12/22/20	2
Palo Alto Networks, Inc.	Goldman Sachs	USD	287	12/22/20	51
Pandora Media, Inc.	Goldman Sachs	USD	15	12/22/20	10
PAREXEL International Corp.	Goldman Sachs	USD	191	12/22/20	2
Patterson-UTI Energy, Inc.	Goldman Sachs	USD	224	12/22/20	43
PayPal Holdings, Inc.	Goldman Sachs	USD	67	12/22/20	(3)
Pembina Pipeline Corp.	Morgan Stanley	CAD	286	06/29/17	(13)
Penske Automotive Group, Inc.	Goldman Sachs	USD	10	12/22/20	6
Pentair PLC	Goldman Sachs	USD	249	12/22/20	35
People's United Financial, Inc.	Goldman Sachs	USD	248	12/22/20	37
PerkinElmer, Inc.	Goldman Sachs	USD	335	06/30/16	41
Pernod Ricard SA	Morgan Stanley	EUR	339	06/28/17	(1)
Perrigo Co. PLC	Goldman Sachs	USD	122	12/22/20	1
Pigeon Corp.	Goldman Sachs	JPY	10,676	12/22/20	1
Platform Specialty Products Corp.	Goldman Sachs	USD	239	12/22/20	134
Polaris Industries, Inc.	Goldman Sachs	USD	119	12/22/20	124
PolyOne Corp.	Goldman Sachs	USD	14	12/22/20	—
Post Holdings, Inc.	Goldman Sachs	USD	126	12/22/20	(12)
Potash Corp. of Saskatchewan, Inc.	Morgan Stanley	CAD	159	06/29/17	30
PPL Corp.	Goldman Sachs	USD	12	12/22/20	(2)
Praxair, Inc.	Goldman Sachs	USD	165	12/22/20	36
Precision Drilling Corp.	Morgan Stanley	CAD	158	06/29/17	21
Premier, Inc.	Goldman Sachs	USD	176	12/22/20	11
Prosperity Bancshares, Inc.	Goldman Sachs	USD	23	12/22/20	9
Provident Financial PLC	Morgan Stanley	GBP	36	06/28/17	12
Prudential PLC	Morgan Stanley	GBP	75	06/28/17	4
PulteGroup, Inc.	Goldman Sachs	USD	85	12/22/20	3
QBE Insurance Group, Ltd.	Morgan Stanley	AUD	26	06/29/17	5
Qiagen NV	Goldman Sachs	USD	139	12/22/20	22
Qorvo, Inc.	Goldman Sachs	USD	48	12/22/20	51
Questar Corp.	Goldman Sachs	USD	324	12/22/20	(5)
Rakuten, Inc.	Goldman Sachs	JPY	3,440	12/22/20	—
Ramsay Health Care Ltd.	Morgan Stanley	AUD	174	06/29/17	1
Range Resources Corp.	Goldman Sachs	USD	267	12/22/20	137
REA Group Ltd.	Morgan Stanley	AUD	44	06/29/17	(2)
Regal Beloit Corp.	Goldman Sachs	USD	92	12/22/20	28
Regeneron Pharmaceuticals, Inc.	Goldman Sachs	USD	252	12/22/20	58
Remy Cointreau SA	Morgan Stanley	EUR	53	06/28/17	(4)
Renault SA	Morgan Stanley	EUR	97	06/28/17	27
Repsol YPF SA	Merrill Lynch	USD	40	04/04/16	—
Restaurant Brands International, Inc.	Morgan Stanley	CAD	275	06/29/17	—
Reynolds American, Inc.	Goldman Sachs	USD	281	12/22/20	(65)
Rice Energy, Inc.	Goldman Sachs	USD	100	12/22/20	65
Ricoh Co., Ltd.	Goldman Sachs	JPY	70,394	12/22/20	58
Rinnai Corp.	Goldman Sachs	JPY	8,752	12/22/20	(7)
Rio Tinto PLC	Morgan Stanley	GBP	19	06/28/17	(1)
Rockwell Collins, Inc.	Goldman Sachs	USD	63	12/22/20	10
Rogers Communications, Inc.	Morgan Stanley	CAD	426	06/29/17	(28)
Rollins, Inc.	Goldman Sachs	USD	67	12/22/20	(1)
Rolls-Royce Holdings PLC	Morgan Stanley	GBP	182	06/28/17	95
Rolls-Royce Holdings PLC	Morgan Stanley	GBP	2	06/28/17	(3)
Roper Technologies, Inc.	Goldman Sachs	USD	226	06/30/16	1
Rotork PLC	Morgan Stanley	GBP	10	06/28/17	5
Royal Caribbean Cruises, Ltd.	Goldman Sachs	USD	98	12/22/20	(2)
RPC, Inc.	Goldman Sachs	USD	98	12/22/20	(15)
RPM International, Inc.	Goldman Sachs	USD	45	06/30/16	13
RSA Insurance Group PLC	Morgan Stanley	GBP	85	06/28/17	(2)
Ryder System, Inc.	Goldman Sachs	USD	127	12/22/20	15
Sabre Corp.	Goldman Sachs	USD	79	12/22/20	5
salesforce.com, Inc.	Goldman Sachs	USD	134	12/22/20	9
Samsonite International SA	Morgan Stanley	HKD	445	06/29/17	17
SanDisk Corp.	Goldman Sachs	USD	276	12/22/20	(50)
Sands China, Ltd.	Morgan Stanley	HKD	161	06/29/17	1
SBA Communications Corp.	Goldman Sachs	USD	544	12/22/20	98
Schlumberger, Ltd.	Goldman Sachs	USD	187	12/22/20	(2)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 307

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Schneider Electric SE	Morgan Stanley	EUR	86	06/28/17	31
Sealed Air Corp.	Goldman Sachs	USD	84	12/22/20	25
Seattle Genetics, Inc.	Goldman Sachs	USD	182	12/22/20	52
SEEK, Ltd.	Morgan Stanley	AUD	1,924	06/29/17	(58)
SEIBU Holdings, Inc.	Goldman Sachs	JPY	45,353	12/22/20	92
Seiko Epson Corp.	Goldman Sachs	JPY	8,737	12/22/20	11
Sempra Energy	Goldman Sachs	USD	218	12/22/20	10
Sensata Technologies Holding NV	Goldman Sachs	USD	570	12/22/20	242
Serco Group PLC	Morgan Stanley	GBP	46	06/28/17	19
ServiceMaster Global Holdings, Inc.	Goldman Sachs	USD	113	12/22/20	(14)
ServiceNow, Inc.	Goldman Sachs	USD	184	12/22/20	43
Seven & i Holdings Co., Ltd.	Goldman Sachs	JPY	9,562	12/22/20	(4)
Shikoku Electric Power Co., Inc.	Goldman Sachs	JPY	12,470	12/22/20	5
Shimano, Inc.	Goldman Sachs	JPY	36,100	11/09/16	(9)
Shiseido Co., Ltd.	Goldman Sachs	JPY	21,504	06/30/16	43
Signature Bank	Goldman Sachs	USD	149	12/22/20	10
Signature Metals, Ltd.	Morgan Stanley	GBP	138	06/28/17	(10)
Signet Jewelers, Ltd.	Goldman Sachs	USD	102	12/22/20	13
Silgan Holdings, Inc.	Goldman Sachs	USD	92	12/22/20	(2)
Silicon Laboratories, Inc.	Goldman Sachs	USD	42	12/22/20	(2)
Silver Wheaton Corp.	Morgan Stanley	CAD	268	06/29/17	24
Sirius XM Holdings, Inc.	Goldman Sachs	USD	242	12/22/20	9
Six Flags Entertainment Corp.	Goldman Sachs	USD	32	12/22/20	(2)
SLM Corp.	Goldman Sachs	USD	47	12/22/20	5
SM Energy Co.	Goldman Sachs	USD	50	12/22/20	(2)
SoftBank Group Corp.	Goldman Sachs	JPY	37,908	12/22/20	128
SolarCity Corp.	Goldman Sachs	USD	183	12/22/20	(14)
Sotheby's	Goldman Sachs	USD	113	12/22/20	75
South32 Ltd.	Morgan Stanley	AUD	72	06/29/17	—
Spectra Energy Corp.	Goldman Sachs	USD	197	12/22/20	38
Spectris PLC	Morgan Stanley	GBP	21	06/28/17	1
Spectrum Brands Holdings, Inc.	Goldman Sachs	USD	511	12/22/20	27
Spirit Airlines, Inc.	Goldman Sachs	USD	96	12/22/20	21
Splunk, Inc.	Goldman Sachs	USD	249	12/22/20	98
Sprouts Farmers Market, Inc.	Goldman Sachs	USD	476	12/22/20	96
SS&C Technologies Holdings, Inc.	Goldman Sachs	USD	124	12/22/20	(9)
St. James's Place PLC	Morgan Stanley	GBP	110	06/28/17	(2)
Standard Life PLC	Morgan Stanley	GBP	169	06/28/17	48
Stanley Electric Co., Ltd.	Goldman Sachs	JPY	9,425	12/22/20	(4)
Stericycle, Inc.	Goldman Sachs	USD	640	12/22/20	81
STERIS PLC	Goldman Sachs	USD	57	12/22/20	3
Suez Environnement Co. SA	Morgan Stanley	EUR	69	06/28/17	3
Sumco Corp.	Goldman Sachs	JPY	20,110	06/30/16	159
Sumitomo Dainippon Pharma Co., Ltd.	Goldman Sachs	JPY	5,183	12/22/20	(2)
Sumitomo Metal Mining Co., Ltd.	Goldman Sachs	JPY	2,514	12/22/20	2
Suncor Energy, Inc.	Morgan Stanley	CAD	85	06/29/17	—
SunPower Corp.	Goldman Sachs	USD	165	12/22/20	(3)
Suntory Beverage & Food, Ltd.	Goldman Sachs	JPY	15,456	06/30/16	(13)
SVB Financial Group	Goldman Sachs	USD	57	12/22/20	26
Swire Properties, Ltd.	Morgan Stanley	HKD	144	06/29/17	3
Synaptics, Inc.	Goldman Sachs	USD	13	12/22/20	2
Synovus Financial Corp.	Goldman Sachs	USD	76	12/22/20	2
Sysmex Corp.	Goldman Sachs	JPY	5,348	12/22/20	(1)
Tableau Software, Inc.	Goldman Sachs	USD	40	12/22/20	4
Taiyo Nippon Sanso Corp.	Goldman Sachs	JPY	5,595	12/22/20	(3)
Takashimaya Co., Ltd.	Goldman Sachs	JPY	8,176	12/22/20	(2)
Technip SA	Morgan Stanley	EUR	49	06/28/17	4
Teck Resources, Ltd.	Morgan Stanley	CAD	26	06/29/17	11
Tempur Sealy International, Inc.	Goldman Sachs	USD	192	12/22/20	36
Tenet Healthcare Corp.	Goldman Sachs	USD	304	12/22/20	219
TerraForm Power, Inc.	Goldman Sachs	USD	132	12/22/20	118
Terumo Corp.	Goldman Sachs	JPY	12,852	12/22/20	(22)
Tesco PLC	Morgan Stanley	GBP	352	06/28/17	108
Tesla Motors, Inc.	Goldman Sachs	USD	659	12/22/20	239
The ADT Corp.	Goldman Sachs	USD	255	12/22/20	34
The Bank of East Asia, Ltd.	Morgan Stanley	HKD	91	06/29/17	1
The Charles Schwab Corp.	Goldman Sachs	USD	448	12/22/20	138
The Chugoku Electric Power Co., Inc.	Goldman Sachs	JPY	25,999	12/22/20	6
The Cooper Companies, Inc.	Goldman Sachs	USD	213	12/22/20	75
The Hain Celestial Group, Inc.	Goldman Sachs	USD	168	12/22/20	140

See accompanying notes which are an integral part of this quarterly report.

308 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
The Hong Kong and China Gas Co., Ltd.	Morgan Stanley	HKD	3,037	06/29/17	68
The Howard Hughes Corp.	Goldman Sachs	USD	182	12/22/20	70
The J. M. Smucker Co.	Goldman Sachs	USD	196	12/22/20	(27)
The Manitowoc Co., Inc.	Goldman Sachs	USD	162	12/22/20	(25)
The Middleby Corp.	Goldman Sachs	USD	207	12/22/20	22
The Royal Bank of Scotland Group PLC	Morgan Stanley	GBP	29	06/28/17	5
The Southern Co.	Goldman Sachs	USD	171	12/22/20	(25)
The Ultimate Software Group, Inc.	Goldman Sachs	USD	252	12/22/20	(12)
The Valspar Corp.	Goldman Sachs	USD	38	12/22/20	(2)
The Walt Disney Co.	Goldman Sachs	USD	64	12/22/20	12
The Weir Group PLC	Morgan Stanley	GBP	24	06/28/17	34
The Wharf (Holdings), Ltd.	Morgan Stanley	HKD	180	06/29/17	—
The WhiteWave Foods Co.	Goldman Sachs	USD	340	12/22/20	8
The Yokohama Rubber Co., Ltd.	Goldman Sachs	JPY	13,543	12/22/20	(8)
THK Co., Ltd.	Goldman Sachs	JPY	5,688	12/22/20	3
Tiffany & Co.	Goldman Sachs	USD	59	12/22/20	28
T-Mobile US, Inc.	Goldman Sachs	USD	232	12/22/20	(2)
Toshiba Corp.	Goldman Sachs	JPY	53,531	12/22/20	265
Tourmaline Oil Corp.	Morgan Stanley	CAD	88	06/29/17	7
Toyo Seikan Group Holdings, Ltd.	Goldman Sachs	JPY	24,963	12/22/20	(1)
Toyota Industries Corp.	Goldman Sachs	JPY	26,775	12/22/20	46
Toyota Motor Corp.	Goldman Sachs	JPY	18,000	12/22/20	4
TransAlta Corp.	Morgan Stanley	CAD	19	06/29/17	3
TransCanada Corp.	Morgan Stanley	CAD	346	06/29/17	2
TransDigm Group, Inc.	Goldman Sachs	USD	620	12/22/20	11
TreeHouse Foods, Inc.	Goldman Sachs	USD	253	12/22/20	(7)
TRI Pointe Group, Inc.	Goldman Sachs	USD	153	12/22/20	25
Trimble Navigation, Ltd.	Goldman Sachs	USD	116	12/22/20	11
TripAdvisor, Inc.	Goldman Sachs	USD	210	12/22/20	33
Twitter, Inc.	Goldman Sachs	USD	257	12/22/20	236
UGI Corp.	Goldman Sachs	USD	24	12/22/20	1
Ulta Salon, Cosmetics & Fragrance, Inc.	Goldman Sachs	USD	31	12/22/20	(4)
Under Armour, Inc.	Goldman Sachs	USD	445	12/22/20	2
Unicharm Corp.	Goldman Sachs	JPY	63,129	06/30/16	118
United Natural Foods, Inc.	Goldman Sachs	USD	90	12/22/20	75
United Rentals, Inc.	Goldman Sachs	USD	109	12/22/20	95
USG Corp.	Goldman Sachs	USD	439	12/22/20	252
Valeant Pharmaceuticals International, Inc.	Morgan Stanley	CAD	305	06/29/17	215
Value Partners Group, Ltd.	Morgan Stanley	HKD	738	06/29/17	21
Vantiv, Inc.	Goldman Sachs	USD	61	12/22/20	(11)
Veeva Systems, Inc.	Goldman Sachs	USD	138	12/22/20	8
Veresen, Inc.	Morgan Stanley	CAD	17	06/29/17	4
VeriFone Systems, Inc.	Goldman Sachs	USD	85	12/22/20	43
Verisk Analytics, Inc.	Goldman Sachs	USD	681	12/22/20	(16)
Vermilion Energy, Inc.	Morgan Stanley	CAD	115	06/29/17	28
Vertex Pharmaceuticals, Inc.	Goldman Sachs	USD	134	12/22/20	46
Viavi Solutions, Inc.	Goldman Sachs	USD	33	12/22/20	34
Visa, Inc.	Goldman Sachs	USD	364	12/22/20	(28)
Vista Outdoor, Inc.	Goldman Sachs	USD	133	12/22/20	(8)
Visteon Corp.	Goldman Sachs	USD	106	12/22/20	51
Vulcan Materials Co.	Goldman Sachs	USD	133	12/22/20	(2)
W. R. Grace & Co.	Goldman Sachs	USD	149	12/22/20	39
WABCO Holdings, Inc.	Goldman Sachs	USD	40	12/22/20	12
Wabtec Corp.	Goldman Sachs	USD	43	12/22/20	—
Walgreens Boots Alliance, Inc.	Goldman Sachs	USD	172	12/22/20	15
Waste Connections, Inc.	Goldman Sachs	USD	88	12/22/20	(18)
Weatherford International PLC	Goldman Sachs	USD	141	12/22/20	47
WEC Energy Group, Inc.	Goldman Sachs	USD	1,070	12/22/20	(86)
WellCare Health Plans, Inc.	Goldman Sachs	USD	81	12/22/20	13
Westpac Banking Corp.	Morgan Stanley	AUD	248	06/29/17	12
WestRock Co.	Goldman Sachs	USD	393	12/22/20	68
WEX, Inc.	Goldman Sachs	USD	33	12/22/20	20
Whole Foods Market, Inc.	Goldman Sachs	USD	39	01/18/17	4
Williams-Sonoma, Inc.	Goldman Sachs	USD	35	12/22/20	1
Willis Towers Watson PLC	Goldman Sachs	USD	35	12/22/20	3
WisdomTree Investments, Inc.	Goldman Sachs	USD	443	12/22/20	102
Woolworths, Ltd.	Morgan Stanley	AUD	87	06/29/17	8
Workday, Inc.	Goldman Sachs	USD	238	12/22/20	53
WorleyParsons, Ltd.	Morgan Stanley	AUD	14	06/29/17	2
Wynn Macau, Ltd.	Morgan Stanley	HKD	661	06/29/17	(11)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 309

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Wynn Resorts, Ltd.	Goldman Sachs	USD	287	12/22/20	21
Yahoo Japan Corp.	Goldman Sachs	JPY	19,383	12/22/20	19
Yahoo!, Inc.	Goldman Sachs	USD	83	12/22/20	(1)
Yakult Honsha Co., Ltd.	Goldman Sachs	JPY	42,196	12/22/20	123
Yamaha Motor Co., Ltd.	Goldman Sachs	JPY	11,390	09/14/16	(1)
Yamana Gold, Inc.	Morgan Stanley	CAD	65	06/29/17	(2)
Yamato Holdings Co., Ltd.	Goldman Sachs	JPY	54,444	12/22/20	(46)
YASKAWA Electric Corp.	Goldman Sachs	JPY	32,423	12/22/20	37
Yokogawa Electric Corp.	Goldman Sachs	JPY	12,778	12/22/20	22
Zebra Technologies Corp.	Goldman Sachs	USD	234	12/22/20	140
Zions BanCorp.	Goldman Sachs	USD	177	12/22/20	77
Zodiac Aerospace	Morgan Stanley	EUR	456	06/28/17	239
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $337 (å)					5,751

(*) Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of January
31, 2016 ranged from 0.010% to 0.50%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Credit Suisse	MXN	11,400	5.270%	Mexico Interbank 28 Day Deposit Rate	02/05/20	11
Credit Suisse	MXN	7,500	5.670%	Mexico Interbank 28 Day Deposit Rate	06/01/20	13
Credit Suisse	MXN	2,700	5.615%	Mexico Interbank 28 Day Deposit Rate	06/02/20	4
Credit Suisse	MXN	7,200	5.535%	Mexico Interbank 28 Day Deposit Rate	06/11/20	10
Credit Suisse	MXN	3,200	5.610%	Mexico Interbank 28 Day Deposit Rate	07/07/21	4
Credit Suisse	MXN	5,200	5.430%	Mexico Interbank 28 Day Deposit Rate	11/17/21	2
Credit Suisse	USD	500	Three Month LIBOR	2.150%	04/30/22	(21)
Credit Suisse	USD	800	Three Month LIBOR	2.000%	06/19/23	(23)
Credit Suisse	JPY	40,000	Six Month LIBOR	1.000%	09/18/23	(21)
Credit Suisse	USD	1,800	Three Month LIBOR	2.750%	06/17/25	(158)
Credit Suisse	GBP	4,200	Six Month LIBOR	2.400%	06/17/25	(112)
Credit Suisse	EUR	5,500	1.600%	Six Month EURIBOR	06/17/25	135
Credit Suisse	JPY	342,000	Six Month LIBOR	1.500%	06/19/28	(368)
Credit Suisse	GBP	400	Six Month LIBOR	3.750%	09/18/43	(113)
Credit Suisse	CAD	100	Canadian Dealer Offer Rate	3.500%	06/20/44	(21)
Morgan Stanley	GBP	500	Six Month LIBOR	3.758%	09/18/43	(142)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $62 (å)						(800)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
21st Centry Fox America, Inc.	JPMorgan Chase	0.476%	USD	2,000	(1.000%)	09/20/20	(48)
21st Centry Fox America, Inc.	JPMorgan Chase	0.476%	USD	2,000	1.000%	09/20/20	48
21st Centry Fox America, Inc.	JPMorgan Chase	0.497%	USD	2,000	1.000%	12/20/20	48
Airbus Group	JPMorgan Chase	0.916%	EUR	1,000	1.000%	12/20/20	4
Altria Group, Inc.	JPMorgan Chase	0.275%	USD	2,000	1.000%	09/20/20	66
Altria Group, Inc.	JPMorgan Chase	0.292%	USD	500	1.000%	12/20/20	17
American Axle & Manufacturing Inc.	JPMorgan Chase	4.169%	USD	1,000	5.000%	12/20/20	36
American Education Services	JPMorgan Chase	3.758%	USD	250	(5.000%)	09/20/20	(13)
American Education Services	JPMorgan Chase	3.758%	USD	1,000	5.000%	09/20/20	52
American Electric Power Co. Inc.	JPMorgan Chase	0.180%	USD	1,000	(1.000%)	12/20/20	(39)
American Electric Power Co. Inc.	JPMorgan Chase	0.180%	USD	1,000	(1.000%)	12/20/20	(39)
Anheuser-Busch InBev	JPMorgan Chase	0.823%	EUR	1,000	1.000%	09/20/20	9
Anheuser-Busch InBev	JPMorgan Chase	0.855%	EUR	500	1.000%	12/20/20	4

See accompanying notes which are an integral part of this quarterly report.

310 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Apache Corp.	JPMorgan Chase	2.369%	USD	1,000	1.000%	12/20/20	(62)
Arrow Electonics, Inc.	JPMorgan Chase	0.760%	USD	2,000	(1.000%)	09/20/20	(22)
Arrow Electonics, Inc.	JPMorgan Chase	0.760%	USD	1,000	(1.000%)	09/20/20	(11)
ArvinMeritor	JPMorgan Chase	5.665%	USD	1,000	5.000%	06/20/20	(25)
AT&T, Inc.	JPMorgan Chase	0.769%	USD	1,000	1.000%	03/20/20	9
AT&T, Inc.	JPMorgan Chase	0.963%	USD	1,000	1.000%	12/20/20	2
AutoZone, Inc.	JPMorgan Chase	0.378%	USD	1,000	(1.000%)	12/20/20	(30)
AutoZone, Inc.	JPMorgan Chase	0.378%	USD	1,000	(1.000%)	12/20/20	(30)
Avnet, Inc.	JPMorgan Chase	0.723%	USD	1,500	(1.000%)	06/20/20	(18)
Avnet, Inc.	JPMorgan Chase	0.765%	USD	1,000	(1.000%)	09/20/20	(11)
Avnet, Inc.	JPMorgan Chase	0.765%	USD	500	(1.000%)	09/20/20	(5)
BAE Systems PLC	JPMorgan Chase	0.770%	EUR	1,000	1.000%	06/20/20	11
BASF SE	JPMorgan Chase	0.492%	EUR	1,000	(1.000%)	06/20/20	(24)
BASF SE	JPMorgan Chase	0.540%	EUR	1,000	(1.000%)	12/20/20	(24)
Bayer AG	JPMorgan Chase	0.505%	EUR	1,000	(1.000%)	12/20/20	(26)
Bayerische Motoren Werke AG	JPMorgan Chase	1.033%	EUR	1,000	1.000%	12/20/20	(2)
Bayerische Motoren Werke AG	JPMorgan Chase	1.033%	EUR	1,000	(1.000%)	12/20/20	2
Berkshire Hathaway, Inc.	JPMorgan Chase	0.995%	USD	1,000	1.000%	12/20/20	—
Berkshire Hathaway, Inc.	JPMorgan Chase	0.995%	USD	1,000	1.000%	12/20/20	—
Best Buy Co., Inc.	JPMorgan Chase	2.718%	USD	1,000	(5.000%)	12/20/20	(103)
Best Buy Co., Inc.	JPMorgan Chase	2.718%	USD	500	(5.000%)	12/20/20	(51)
Best Buy Co., Inc.	JPMorgan Chase	2.718%	USD	1,000	(5.000%)	12/20/20	(103)
BHP Billiton	JPMorgan Chase	2.121%	USD	1,000	(1.000%)	06/20/20	46
BHP Billiton	JPMorgan Chase	2.121%	USD	500	(1.000%)	06/20/20	23
BHP Billiton	JPMorgan Chase	2.253%	USD	265	(1.000%)	12/20/20	15
Bouygues	JPMorgan Chase	0.430%	EUR	3,000	(1.000%)	12/20/19	(73)
Bouygues	JPMorgan Chase	0.430%	EUR	2,000	1.000%	12/20/19	48
Bouygues	JPMorgan Chase	0.524%	EUR	500	(1.000%)	09/20/20	(12)
BP PLC	JPMorgan Chase	1.386%	EUR	1,000	(1.000%)	12/20/20	20
BP PLC	JPMorgan Chase	1.386%	EUR	2,000	1.000%	12/20/20	(40)
BP PLC	JPMorgan Chase	1.386%	EUR	1,000	(1.000%)	12/20/20	20
Bristol-Myers Squibb	JPMorgan Chase	0.118%	USD	2,000	(1.000%)	12/20/20	(85)
British American Tobacco PLC	JPMorgan Chase	0.562%	EUR	1,500	1.000%	12/20/20	35
British Telecommunications PLC	JPMorgan Chase	0.819%	EUR	2,000	1.000%	09/20/20	18
Canadian Resources Ltd.	JPMorgan Chase	4.190%	USD	500	1.000%	09/20/20	(66)
Canadian Resources Ltd.	JPMorgan Chase	4.190%	USD	1,000	1.000%	09/20/20	(131)
Cardinal Health, Inc.	JPMorgan Chase	0.181%	USD	2,000	(1.000%)	12/20/20	(79)
Carlsberg Breweries A/S	JPMorgan Chase	0.984%	EUR	2,000	1.000%	12/20/20	2
Carnival Corp.	JPMorgan Chase	0.482%	USD	2,000	1.000%	03/20/20	42
Carrefour	JPMorgan Chase	0.868%	EUR	2,000	(1.000%)	12/20/20	(14)
Carrefour	JPMorgan Chase	0.868%	EUR	1,000	1.000%	12/20/20	7
Catepillar, Inc.	JPMorgan Chase	0.989%	USD	1,000	1.000%	09/20/20	—
Catepillar, Inc.	JPMorgan Chase	0.989%	USD	1,000	1.000%	09/20/20	—
Centrica PLC	JPMorgan Chase	1.198%	EUR	1,000	(1.000%)	12/20/20	10
Centrica PLC	JPMorgan Chase	1.198%	EUR	1,000	1.000%	12/20/20	(10)
CNH Industrial N.V.	JPMorgan Chase	3.789%	EUR	500	(5.000%)	06/20/20	(26)
CNH Industrial N.V.	JPMorgan Chase	3.978%	EUR	500	5.000%	12/20/20	24
CNH Industrial N.V.	JPMorgan Chase	3.789%	EUR	500	5.000%	06/20/20	26
Comcast Corp.	JPMorgan Chase	0.337%	USD	3,000	(1.000%)	12/20/20	(95)
Community Health System	JPMorgan Chase	5.669%	USD	500	(1.000%)	12/20/20	14
ConocoPhillips	JPMorgan Chase	2.831%	USD	2,000	1.000%	09/20/20	(156)
ConocoPhillips	JPMorgan Chase	2.831%	USD	2,000	(1.000%)	09/20/20	156
ConocoPhillips	JPMorgan Chase	2.903%	USD	1,000	1.000%	12/20/20	(84)
Continental AG	JPMorgan Chase	0.781%	EUR	2,000	1.000%	09/20/20	22
CSX Corp.	JPMorgan Chase	0.492%	USD	3,000	(1.000%)	12/20/20	(73)
Danone	JPMorgan Chase	0.458%	EUR	1,000	1.000%	06/20/20	26
Danone	JPMorgan Chase	0.458%	EUR	1,000	(1.000%)	06/20/20	(26)
Danone	JPMorgan Chase	0.485%	EUR	1,000	1.000%	09/20/20	26
Deere & Co.	JPMorgan Chase	0.728%	USD	2,000	1.000%	12/20/20	26
Deutsche Lufthansa AG	JPMorgan Chase	1.271%	EUR	1,000	1.000%	06/20/20	(13)
Deutsche Lufthansa AG	JPMorgan Chase	1.271%	EUR	1,000	1.000%	06/20/20	(13)
Deutsche Lufthansa AG	JPMorgan Chase	1.336%	EUR	500	1.000%	09/20/20	(8)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 311

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Deutsche Lufthansa AG	JPMorgan Chase	1.336%	EUR	500	(1.000%)	09/20/20	8
Deutsche Lufthansa Aktiengesellschaft	JPMorgan Chase	1.271%	EUR	2,000	(1.000%)	06/20/20	25
Deutsche Lufthansa Aktiengesellschaft	JPMorgan Chase	1.394%	EUR	1,750	(1.000%)	12/20/20	36
Deutsche Telekom AG	JPMorgan Chase	0.451%	EUR	1,000	(1.000%)	06/20/20	(26)
Deutsche Telekom AG	JPMorgan Chase	0.503%	EUR	1,000	(1.000%)	12/20/20	(26)
Devon	JPMorgan Chase	5.795%	USD	135	(1.000%)	12/20/20	26
Devon	JPMorgan Chase	5.795%	USD	2,000	(1.000%)	12/20/20	390
Devon	JPMorgan Chase	5.795%	USD	2,000	1.000%	12/20/20	(390)
Diageo PLC	JPMorgan Chase	0.551%	EUR	500	1.000%	09/20/20	11
Diageo PLC	JPMorgan Chase	0.551%	EUR	1,000	1.000%	09/20/20	23
Dish DBS Corp.	JPMorgan Chase	3.100%	USD	1,000	5.000%	03/20/20	72
Dominion Resources Inc.	JPMorgan Chase	0.327%	USD	1,500	1.000%	12/20/20	48
Domtar Corp.	JPMorgan Chase	1.972%	USD	1,500	1.000%	12/20/20	(67)
E.I. DuPont de Nemours & Co.	JPMorgan Chase	0.586%	USD	1,000	1.000%	12/20/20	20
E. ON AG	JPMorgan Chase	1.017%	EUR	1,000	(1.000%)	06/20/20	1
E. ON AG	JPMorgan Chase	1.073%	EUR	500	(1.000%)	09/20/20	2
Eastman Chemical Co.	JPMorgan Chase	1.317%	USD	2,000	1.000%	12/20/20	(30)
Electrolux AB	JPMorgan Chase	0.747%	EUR	1,500	(1.000%)	06/20/20	(18)
Electrolux AB	JPMorgan Chase	0.747%	EUR	500	1.000%	06/20/20	6
Electrolux AB	JPMorgan Chase	0.747%	EUR	1,000	(1.000%)	06/20/20	(12)
Electrolux AB	JPMorgan Chase	0.783%	EUR	1,000	(1.000%)	09/20/20	(11)
Enbridge, Inc.	JPMorgan Chase	4.350%	USD	1,500	1.000%	06/20/20	(191)
Exelon Corp.	JPMorgan Chase	0.280%	USD	1,000	(1.000%)	06/20/20	(31)
Exelon Corp.	JPMorgan Chase	0.312%	USD	1,000	(1.000%)	09/20/20	(31)
Exelon Corp.	JPMorgan Chase	0.340%	USD	1,000	(1.000%)	12/20/20	(32)
Expedia, Inc.	JPMorgan Chase	1.034%	USD	1,500	1.000%	12/20/20	(2)
Experian Finance PLC	JPMorgan Chase	0.340%	EUR	1,000	(1.000%)	03/20/20	(30)
Experian Finance PLC	JPMorgan Chase	0.340%	EUR	1,000	1.000%	03/20/20	30
FirstEnergy Corp.	JPMorgan Chase	0.723%	USD	1,500	(1.000%)	06/20/20	(18)
FirstEnergy Corp.	JPMorgan Chase	0.723%	USD	500	(1.000%)	06/20/20	(6)
FirstEnergy Corp.	JPMorgan Chase	0.723%	USD	1,000	(1.000%)	06/20/20	(12)
Gas Natural SDG SA	JPMorgan Chase	1.136%	EUR	1,500	1.000%	06/20/20	(10)
General Motors Co.	JPMorgan Chase	1.824%	USD	2,000	5.000%	12/20/20	290
Gene's	JPMorgan Chase	0.296%	USD	2,000	1.000%	12/20/20	68
Glencore AG	JPMorgan Chase	8.884%	EUR	500	1.000%	12/20/20	(152)
Glencore AG	JPMorgan Chase	8.884%	EUR	500	(1.000%)	12/20/20	152
Halliburton	JPMorgan Chase	1.278%	USD	2,000	(1.000%)	09/20/20	25
Halliburton	JPMorgan Chase	1.278%	USD	1,000	(1.000%)	09/20/20	12
Health Care Authority	JPMorgan Chase	2.114%	USD	1,250	(5.000%)	12/20/20	(165)
HeidelbergCement AG	JPMorgan Chase	2.122%	EUR	1,000	5.000%	12/20/20	145
Heineken NV	JPMorgan Chase	0.585%	EUR	1,500	1.000%	12/20/20	33
Home Depot	JPMorgan Chase	0.227%	USD	2,000	(1.000%)	12/20/20	(74)
Home Depot	JPMorgan Chase	0.227%	USD	1,000	(1.000%)	12/20/20	(37)
Home Depot	JPMorgan Chase	0.227%	USD	3,000	1.000%	12/20/20	111
Honeywell International, Inc.	JPMorgan Chase	0.184%	USD	1,000	(1.000%)	12/20/20	(39)
Honeywell International, Inc.	JPMorgan Chase	0.184%	USD	1,000	(1.000%)	12/20/20	(39)
Iberdrola SA	JPMorgan Chase	0.935%	EUR	1,000	1.000%	12/20/20	3
IBM Corp.	JPMorgan Chase	0.663%	USD	2,000	1.000%	12/20/20	32
Imperial Tobacco Group PLC	JPMorgan Chase	0.887%	EUR	2,000	1.000%	12/20/20	12
Ingersoll-Rand Co.	JPMorgan Chase	0.364%	USD	2,000	(1.000%)	12/20/20	(61)
Ingersoll-Rand Co.	JPMorgan Chase	0.364%	USD	1,000	(1.000%)	12/20/20	(30)
Ingersoll-Rand Co.	JPMorgan Chase	0.364%	USD	3,000	1.000%	12/20/20	91
International Paper Co.	JPMorgan Chase	1.498%	USD	3,000	(1.000%)	12/20/20	69
International Paper Co.	JPMorgan Chase	1.498%	USD	1,000	1.000%	12/20/20	(23)
ITV PLC	JPMorgan Chase	1.137%	EUR	1,500	5.000%	12/20/20	302
JCPenny Co.	JPMorgan Chase	8.350%	USD	1,000	(5.000%)	06/20/20	116
JCPenny Co.	JPMorgan Chase	8.350%	USD	1,000	5.000%	06/20/20	(116)
Johnson Controls, Inc.	JPMorgan Chase	0.361%	USD	1,500	(1.000%)	12/20/20	(46)
Johnson Controls, Inc.	JPMorgan Chase	0.361%	USD	1,500	1.000%	12/20/20	46
KB Home	JPMorgan Chase	4.708%	USD	500	5.000%	06/20/20	6
KB Home	JPMorgan Chase	4.935%	USD	500	5.000%	09/20/20	1
Kering	JPMorgan Chase	0.854%	EUR	2,000	(1.000%)	09/20/20	(14)

See accompanying notes which are an integral part of this quarterly report.

312 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Kering	JPMorgan Chase	0.854%	EUR	500	1.000%	09/20/20	4
Kering	JPMorgan Chase	0.854%	EUR	1,500	1.000%	09/20/20	11
Kering	JPMorgan Chase	0.885%	EUR	2,000	(1.000%)	12/20/20	(12)
Kohl's Corp.	JPMorgan Chase	1.835%	USD	1,000	1.000%	12/20/20	(39)
Kohl's Corp.	JPMorgan Chase	1.835%	USD	1,000	(1.000%)	12/20/20	39
Koninklijke KPN NV	JPMorgan Chase	0.464%	EUR	1,000	(1.000%)	06/20/20	(26)
Koninklijke KPN NV	JPMorgan Chase	0.791%	EUR	2,000	1.000%	09/20/20	21
Koninklijke KPN NV	JPMorgan Chase	0.791%	EUR	1,500	(1.000%)	09/20/20	(16)
Koninklijke KPN NV	JPMorgan Chase	0.791%	EUR	500	1.000%	09/20/20	5
Koninklijke KPN NV	JPMorgan Chase	0.791%	EUR	1,000	(1.000%)	09/20/20	(10)
Koninklijke KPN NV	JPMorgan Chase	0.557%	EUR	1,000	(1.000%)	12/20/20	(23)
Kroger	JPMorgan Chase	0.408%	USD	2,500	1.000%	06/20/20	64
Kroger	JPMorgan Chase	0.408%	USD	1,500	(1.000%)	06/20/20	(38)
Kroger	JPMorgan Chase	0.408%	USD	1,000	(1.000%)	06/20/20	(25)
Kroger	JPMorgan Chase	0.468%	USD	2,000	(1.000%)	12/20/20	(51)
Kroger	JPMorgan Chase	0.468%	USD	1,000	(1.000%)	12/20/20	(25)
Lanxess AG	JPMorgan Chase	1.079%	EUR	2,000	(1.000%)	09/20/20	8
Lanxess AG	JPMorgan Chase	1.079%	EUR	500	1.000%	09/20/20	(2)
Lennar Corp.	JPMorgan Chase	2.410%	USD	1,500	5.000%	06/20/20	159
Lennar Corp.	JPMorgan Chase	2.410%	USD	500	(5.000%)	06/20/20	(53)
Lennar Corp.	JPMorgan Chase	2.544%	USD	500	5.000%	09/20/20	53
Linde AG	JPMorgan Chase	0.562%	EUR	2,000	1.000%	12/20/20	46
Linde AG	JPMorgan Chase	0.562%	EUR	1,000	(1.000%)	12/20/20	(23)
Linde AG	JPMorgan Chase	0.562%	EUR	1,000	(1.000%)	12/20/20	(23)
Lockheed Martin Corp.	JPMorgan Chase	0.278%	USD	2,000	1.000%	12/20/20	69
Louisiana-Pacific Corp.	JPMorgan Chase	1.830%	USD	1,500	(5.000%)	12/20/20	(219)
Lowe's Companies, Inc.	JPMorgan Chase	0.176%	USD	2,000	(1.000%)	12/20/20	(79)
LVMH Moët Hennessy - Louis Vuitton	JPMorgan Chase	0.523%	EUR	1,000	(1.000%)	09/20/20	(24)
Macy's	JPMorgan Chase	1.845%	USD	360	(–%)	12/20/20	14
Macy's	JPMorgan Chase	1.845%	USD	230	(1.000%)	12/20/20	9
Macy's	JPMorgan Chase	1.845%	USD	3,000	1.000%	12/20/20	(117)
Macy's	JPMorgan Chase	1.845%	USD	3,000	(1.000%)	12/20/20	117
Marsh & Mclennan Co, Inc.	JPMorgan Chase	0.220%	USD	3,000	(1.000%)	12/20/20	(112)
McDonald's Corp.	JPMorgan Chase	0.286%	USD	1,000	1.000%	12/20/20	34
McDonald's Corp.	JPMorgan Chase	0.286%	USD	1,000	1.000%	12/20/20	34
McKesson Corp.	JPMorgan Chase	0.196%	USD	1,000	(1.000%)	09/20/20	(37)
McKesson Corp.	JPMorgan Chase	0.210%	USD	2,000	(1.000%)	12/20/20	(76)
Metsa Board Corp.	JPMorgan Chase	1.093%	EUR	1,000	(5.000%)	09/20/20	(194)
Metsa Board Corp.	JPMorgan Chase	1.140%	EUR	1,000	(5.000%)	12/20/20	(201)
Mondelez International, Inc.	JPMorgan Chase	0.404%	USD	1,000	(1.000%)	12/20/20	(29)
Mondelez International, Inc.	JPMorgan Chase	0.404%	USD	1,000	(1.000%)	12/20/20	(29)
Motorola Solutions, Inc.	JPMorgan Chase	1.321%	USD	2,000	1.000%	06/20/20	(27)
Motorola Solutions, Inc.	JPMorgan Chase	1.321%	USD	1,000	(1.000%)	06/20/20	14
Motorola Solutions, Inc.	JPMorgan Chase	1.422%	USD	1,000	1.000%	09/20/20	(19)
Nabors Industries, Inc.	JPMorgan Chase	7.100%	USD	1,000	(1.000%)	12/20/20	234
National Grid PLC	JPMorgan Chase	0.577%	EUR	2,000	1.000%	12/20/20	45
Nestle	JPMorgan Chase	0.361%	EUR	1,250	1.000%	12/20/20	43
New York Times Co.	JPMorgan Chase	0.626%	USD	1,500	(1.000%)	06/20/20	(24)
New York Times Co.	JPMorgan Chase	0.626%	USD	1,500	(1.000%)	06/20/20	(24)
Newmont Mining Corp.	JPMorgan Chase	2.016%	USD	1,250	(1.000%)	12/20/20	58
Newmont Mining Corp.	JPMorgan Chase	2.016%	USD	1,250	1.000%	12/20/20	(58)
Next PLC	JPMorgan Chase	0.583%	EUR	1,000	1.000%	06/20/20	20
Next PLC	JPMorgan Chase	0.649%	EUR	1,000	1.000%	12/20/20	19
Nordstrom, Inc.	Barclays	1.251%	USD	295	(1.000%)	12/20/20	3
Nordstrom, Inc.	Barclays	1.251%	USD	265	(1.000%)	12/20/20	3
Nordstrom, Inc.	JPMorgan Chase	1.251%	USD	1,500	1.000%	12/20/20	(18)
Nordstrom, Inc.	JPMorgan Chase	1.251%	USD	2,000	(1.000%)	12/20/20	24
Nordstrom, Inc.	JPMorgan Chase	1.251%	USD	2,000	1.000%	12/20/20	(23)
NRG Energy, Inc.	JPMorgan Chase	7.293%	USD	500	(5.000%)	12/20/20	45
Omnicom Group, Inc.	JPMorgan Chase	0.221%	USD	1,500	(1.000%)	12/20/20	(56)
Omnicom Group, Inc.	JPMorgan Chase	0.358%	USD	1,000	(1.000%)	09/20/20	(29)
Omnicom Group, Inc.	JPMorgan Chase	0.385%	USD	500	(1.000%)	12/20/20	(15)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 313

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Pearson PLC	JPMorgan Chase	0.989%	EUR	1,000	(1.000%)	12/20/20	(1)
Pearson PLC	JPMorgan Chase	0.989%	EUR	1,500	(1.000%)	12/20/20	(1)
Pernod Ricard	JPMorgan Chase	0.675%	EUR	500	1.000%	06/20/20	8
Pernod Ricard	JPMorgan Chase	0.675%	EUR	1,500	1.000%	06/20/20	23
Pfizer, Inc.	JPMorgan Chase	0.149%	USD	1,750	(1.000%)	12/20/20	(72)
Pfizer, Inc.	JPMorgan Chase	0.149%	USD	1,000	(1.000%)	12/20/20	(41)
Pitney Bowes, Inc.	JPMorgan Chase	1.034%	USD	1,000	1.000%	06/20/20	(1)
Pitney Bowes, Inc.	JPMorgan Chase	1.034%	USD	500	1.000%	06/20/20	(1)
Pitney Bowes, Inc.	JPMorgan Chase	1.118%	USD	500	1.000%	09/20/20	(3)
PostNL NV	JPMorgan Chase	0.547%	EUR	500	(1.000%)	06/20/20	(11)
PostNL NV	JPMorgan Chase	0.547%	EUR	1,000	(1.000%)	06/20/20	(22)
Publicis Groupe SA	JPMorgan Chase	0.952%	EUR	1,250	(1.000%)	12/20/20	(3)
Publicis Groupe SA	JPMorgan Chase	0.952%	EUR	1,250	1.000%	12/20/20	3
Publicis Groupe SA	JPMorgan Chase	1.885%	USD	1,000	(5.000%)	12/20/20	(144)
Publicis Groupe SA	JPMorgan Chase	1.885%	USD	1,000	5.000%	12/20/20	144
Quest Diagnostics, Inc.	JPMorgan Chase	0.523%	USD	1,000	1.000%	03/20/20	19
Quest Diagnostics, Inc.	JPMorgan Chase	0.615%	USD	1,000	1.000%	09/20/20	17
Rentokil Initial PLC	JPMorgan Chase	0.519%	EUR	2,000	1.000%	12/20/20	51
Reynolds American, Inc.	JPMorgan Chase	0.338%	USD	1,000	(1.000%)	12/20/20	(32)
Reynolds American, Inc.	JPMorgan Chase	0.338%	USD	1,000	(1.000%)	12/20/20	(32)
Rolls-Royce PLC	JPMorgan Chase	1.672%	EUR	2,000	(1.000%)	12/20/20	69
Rolls-Royce PLC	JPMorgan Chase	1.672%	EUR	2,000	1.000%	12/20/20	(69)
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.606%	USD	500	5.000%	03/20/20	67
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.897%	USD	1,000	5.000%	09/20/20	136
Royal Dutch Shell PLC	JPMorgan Chase	1.251%	EUR	2,000	1.000%	09/20/20	(25)
Royal Dutch Shell PLC	JPMorgan Chase	1.251%	EUR	2,000	(1.000%)	09/20/20	25
Royal Dutch Shell PLC	JPMorgan Chase	1.277%	EUR	2,000	(1.000%)	12/20/20	29
Royal Dutch Shell PLC	JPMorgan Chase	1.277%	EUR	2,000	1.000%	12/20/20	(29)
RWE AG	JPMorgan Chase	1.121%	EUR	1,000	(1.000%)	03/20/20	5
RWE AG	JPMorgan Chase	1.247%	EUR	500	(1.000%)	09/20/20	6
Sanofi	JPMorgan Chase	0.414%	EUR	2,000	(1.000%)	12/20/20	(62)
Sealed Air Corp.	JPMorgan Chase	1.509%	USD	1,000	(1.000%)	12/20/20	24
Sealed Air Corp.	JPMorgan Chase	1.509%	USD	1,000	(1.000%)	12/20/20	24
Sempra Energy	JPMorgan Chase	0.541%	USD	1,000	(1.000%)	06/20/20	(20)
Sempra Energy	JPMorgan Chase	0.541%	USD	1,000	1.000%	06/20/20	20
Sempra Energy	JPMorgan Chase	0.607%	USD	1,000	1.000%	12/20/20	19
Sempra Energy	JPMorgan Chase	0.607%	USD	1,000	(1.000%)	12/20/20	(19)
Sempra Energy	JPMorgan Chase	0.607%	USD	1,500	1.000%	12/20/20	28
Sherwin Williams Co.	JPMorgan Chase	0.180%	USD	3,000	(1.000%)	09/20/20	(112)
Siemens AG	JPMorgan Chase	0.471%	EUR	2,000	(1.000%)	12/20/20	(56)
Siemens AG	JPMorgan Chase	0.471%	EUR	2,000	1.000%	12/20/20	56
Simon Property Group LP	JPMorgan Chase	0.487%	USD	1,000	1.000%	09/20/20	23
Simon Property Group LP	JPMorgan Chase	0.487%	USD	2,000	(1.000%)	09/20/20	(46)
Simon Property Group LP	JPMorgan Chase	0.487%	USD	1,000	1.000%	09/20/20	23
SMC Coporation of America	JPMorgan Chase	0.272%	USD	2,000	(1.000%)	12/20/20	(70)
Stora Enso	JPMorgan Chase	2.277%	EUR	2,000	(5.000%)	12/20/20	(273)
Supervalu, Inc.	JPMorgan Chase	7.343%	USD	1,000	(5.000%)	06/20/20	84
Target Corp.	JPMorgan Chase	0.242%	USD	2,000	(1.000%)	09/20/20	(69)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.683%	EUR	1,000	(1.000%)	06/20/20	(15)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.722%	EUR	1,000	(1.000%)	09/20/20	(14)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.757%	EUR	1,500	(1.000%)	12/20/20	(19)
Telenor ASA	JPMorgan Chase	0.515%	EUR	2,000	(1.000%)	09/20/20	(49)
Telenor ASA	JPMorgan Chase	0.515%	EUR	500	(1.000%)	09/20/20	(12)
TeliaSonera	JPMorgan Chase	0.745%	EUR	500	(1.000%)	12/20/20	(7)
TeliaSonera	JPMorgan Chase	0.745%	EUR	2,000	(1.000%)	12/20/20	(27)
Tesco PLC	JPMorgan Chase	2.864%	EUR	1,000	(1.000%)	06/20/20	83
Tesco PLC	JPMorgan Chase	2.864%	EUR	1,000	1.000%	06/20/20	(83)
Tesoro Corp.	JPMorgan Chase	2.367%	USD	500	5.000%	09/20/20	57
Tesoro Corp.	JPMorgan Chase	2.367%	USD	2,000	(5.000%)	09/20/20	(228)
Tesoro Corp.	JPMorgan Chase	2.367%	USD	500	5.000%	09/20/20	57
Tesoro Corp.	JPMorgan Chase	2.367%	USD	1,000	5.000%	09/20/20	114
Tesoro Corp.	JPMorgan Chase	2.502%	USD	1,000	5.000%	12/20/20	113

See accompanying notes which are an integral part of this quarterly report.

314 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Tesoro Corp.	JPMorgan Chase	2.502%	USD	1,000	(5.000%)	12/20/20	(113)
The Boeing Co.	JPMorgan Chase	0.246%	USD	1,000	(1.000%)	09/20/20	(34)
The Boeing Co.	JPMorgan Chase	0.264%	USD	1,500	(1.000%)	12/20/20	(53)
The Boeing Co.	JPMorgan Chase	0.264%	USD	1,000	(1.000%)	12/20/20	(35)
The Gap, Inc.	JPMorgan Chase	2.453%	USD	2,000	1.000%	12/20/20	(132)
The Gap, Inc.	JPMorgan Chase	2.453%	USD	500	(1.000%)	12/20/20	33
The Volvo Group	JPMorgan Chase	1.347%	EUR	1,000	(1.000%)	06/20/20	16
The Walt Disney Co.	JPMorgan Chase	0.199%	USD	1,000	(1.000%)	12/20/20	(39)
The Walt Disney Co.	JPMorgan Chase	0.199%	USD	1,000	(1.000%)	12/20/20	(39)
ThyssenKrupp AG	JPMorgan Chase	3.579%	EUR	1,000	1.000%	12/20/20	(125)
Time Warner Cable, Inc.	JPMorgan Chase	0.565%	USD	2,000	1.000%	09/20/20	39
Time Warner Inc.	JPMorgan Chase	0.565%	USD	2,000	(1.000%)	09/20/20	(39)
Time Warner Inc.	JPMorgan Chase	0.600%	USD	1,500	1.000%	12/20/20	29
Toll Brothers Inc.	JPMorgan Chase	1.944%	USD	1,750	(1.000%)	12/20/20	76
Toll Brothers Inc.	JPMorgan Chase	1.944%	USD	1,750	1.000%	12/20/20	(76)
Total SA	JPMorgan Chase	1.044%	EUR	1,000	(1.000%)	12/20/20	2
Total SA	JPMorgan Chase	1.044%	EUR	1,000	1.000%	12/20/20	(2)
Unilever NV	JPMorgan Chase	0.333%	EUR	2,000	(1.000%)	12/20/20	(71)
Union Pacific Corp.	JPMorgan Chase	0.295%	USD	1,000	(1.000%)	12/20/20	(34)
Union Pacific Corp.	JPMorgan Chase	0.295%	USD	1,000	(1.000%)	12/20/20	(34)
United Health Group, Inc.	JPMorgan Chase	0.210%	USD	1,500	1.000%	06/20/20	51
United Health Group, Inc.	JPMorgan Chase	0.210%	USD	1,500	(1.000%)	06/20/20	(51)
United Health Group, Inc.	JPMorgan Chase	0.230%	USD	1,000	(1.000%)	12/20/20	(37)
United Parcel Service, Inc.	JPMorgan Chase	0.169%	USD	1,000	(1.000%)	12/20/20	(40)
United Parcel Service, Inc.	JPMorgan Chase	0.169%	USD	1,000	(1.000%)	12/20/20	(40)
United Utilities PLC	JPMorgan Chase	0.857%	EUR	500	1.000%	12/20/20	4
United Utilities PLC	JPMorgan Chase	0.857%	EUR	1,000	1.000%	12/20/20	8
Universal Health Services, Inc.	JPMorgan Chase	1.101%	USD	2,000	(1.000%)	12/20/20	10
Valero Energy Corp.	JPMorgan Chase	1.365%	USD	1,750	1.000%	12/20/20	(30)
Veolia Environment	JPMorgan Chase	0.761%	EUR	1,000	1.000%	09/20/20	12
Veolia Environment	JPMorgan Chase	0.761%	EUR	750	1.000%	09/20/20	9
Veolia Environment	JPMorgan Chase	0.761%	EUR	3,000	(1.000%)	09/20/20	(36)
Verizon Communications, Inc.	JPMorgan Chase	0.561%	USD	1,000	1.000%	03/20/20	18
Verizon Communications, Inc.	JPMorgan Chase	0.593%	USD	1,000	1.000%	06/20/20	17
Viacom	JPMorgan Chase	1.893%	USD	1,000	1.000%	09/20/20	(39)
Viacom	JPMorgan Chase	1.893%	USD	1,000	(1.000%)	09/20/20	39
Vodafone Group PLC	JPMorgan Chase	1.220%	EUR	1,500	1.000%	12/20/20	(17)
Volvo AB	JPMorgan Chase	1.347%	EUR	500	(1.000%)	06/20/20	8
Volvo AB	JPMorgan Chase	1.401%	EUR	1,000	(1.000%)	09/20/20	20
Weatherford International Ltd.	JPMorgan Chase	10.897%	USD	500	1.000%	12/20/20	(154)
Weatherford International Ltd.	JPMorgan Chase	10.897%	USD	500	(1.000%)	12/20/20	154
Weatherford International Ltd.	JPMorgan Chase	11.007%	USD	1,000	1.000%	09/20/20	(301)
Weatherford International Ltd.	JPMorgan Chase	11.007%	USD	500	(1.000%)	09/20/20	151
Weatherford International Ltd.	JPMorgan Chase	11.007%	USD	500	(1.000%)	09/20/20	151
Weyerhaeuser Co.	JPMorgan Chase	1.361%	USD	2,000	1.000%	12/20/20	(34)
Whirlpool Corp.	JPMorgan Chase	1.267%	USD	1,500	(1.000%)	12/20/20	19
Whirlpool Corp.	JPMorgan Chase	1.267%	USD	1,000	(1.000%)	12/20/20	13
WPP GRP PLC	JPMorgan Chase	0.437%	EUR	3,000	(1.000%)	12/20/19	(72)
WPP GRP PLC	JPMorgan Chase	0.437%	EUR	2,000	1.000%	12/20/19	48
WPP GRP PLC	JPMorgan Chase	0.528%	EUR	1,000	(1.000%)	09/20/20	(24)
Xerox Corp.	JPMorgan Chase	1.968%	USD	2,000	1.000%	12/20/20	(89)
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($2,268)							(2,088)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 315

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2016 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$994	$—	$994
Corporate Bonds and Notes	—	30,252	—	30,252
International Debt	—	12,846	—	12,846
Loan Agreements	—	11,988	—	11,988
Mortgage-Backed Securities	—	5,949	—	5,949
Municipal Bonds	—	3,422	—	3,422
Non-US Bonds	—	6,764	—	6,764
United States Government Treasuries	—	12,186	—	12,186
Common Stocks
Consumer Discretionary	15,573	2,488	—	18,061
Consumer Staples	6,607	1,166	—	7,773
Energy	4,913	902	—	5,815
Financial Services	13,227	3,453	—	16,680
Health Care	10,073	1,794	—	11,867
Materials and Processing	5,058	626	—	5,684
Producer Durables	6,981	3,624	—	10,605
Technology	15,546	2,271	—	17,817
Utilities	5,645	1,704	—	7,349
Investments in Other Funds	2,560	—	—	2,560
Options Purchased	262	843	—	1,105
Warrants & Rights	—	811	—	811
Short-Term Investments	—	220,977	—	220,977
Repurchase Agreements	—	36,800	—	36,800
Total Investments	86,445	361,860	—	448,305
Securities Sold Short**
Common Stock	(13,632)	(10,378)	—	(24,010)
Investments in Other Funds	(3,481)	—	—	(3,481)
Preferred Stocks	—	(164)	—	(164)

Other Financial Instruments
Futures Contracts	(600)	(3)	—	(603)
Options Written	—	(695)	—	(695)
Foreign Currency Exchange Contracts	(1)	(1,314)	—	(1,315)
Total Return Swap Contracts	—	5,751	—	5,751
Interest Rate Swap Contracts	—	(800)	—	(800)
Credit Default Swap Contracts	—	(2,088)	—	(2,088)
Total Other Financial Instruments*	$(601)	$851	$—	$250

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**  Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

316 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 52.9%			Baltimore Gas & Electric Co.
Asset-Backed Securities - 0.1%			3.350% due 07/01/23	45	46
CLI Funding V LLC			Bank of America Corp.
Series 2014-2A Class A			Series AA
3.380% due 10/18/29 (Þ)	122	119	6.100% due 12/31/49 (ƒ)	75	76
Credit Acceptance Auto Loan Trust			Series L
Series 2015-1A Class A			3.950% due 04/21/25	180	175
2.000% due 07/15/22 (Þ)	250	250	Series Z
		369	6.500% due 12/31/49 (ƒ)	150	157
Corporate Bonds and Notes - 17.4%			Becton Dickinson and Co.
21st Century Fox America, Inc.			2.675% due 12/15/19	40	41
Series WI			3.734% due 12/15/24	95	97
3.700% due 09/15/24	175	177	Berry Plastics Corp.
99 Cents Only Stores LLC			6.000% due 10/15/22 (Å)	28	29
11.000% due 12/15/19	930	279	Bill Barrett Corp.
AbbVie, Inc.			7.625% due 10/01/19	620	369
2.900% due 11/06/22	170	167	Blue Coat Holdings, Inc.
Acadia Healthcare Co., Inc.			8.375% due 06/01/23 (Å)	250	252
Series WI			BreitBurn Energy Partners, LP /
5.625% due 02/15/23	240	226	BreitBurn Finance Corp.
Air Lease Corp.			7.875% due 04/15/22	450	73
3.750% due 02/01/22	70	69	Brixmor Operating Partnership, LP
4.250% due 09/15/24	20	19	3.875% due 08/15/22	115	117
Aircastle, Ltd.			Building Materials Corp. of America
5.500% due 02/15/22	40	40	6.000% due 10/15/25 (Å)	55	56
Ally Financial, Inc.			CCO Safari II LLC
3.750% due 11/18/19	135	132	4.908% due 07/23/25 (Þ)	85	85
4.125% due 03/30/20	5	5	Celgene Corp.
4.125% due 02/13/22	80	78	2.875% due 08/15/20	45	45
Altria Group, Inc.			3.550% due 08/15/22	50	51
2.850% due 08/09/22	120	120	5.000% due 08/15/45	45	45
Amazon.com, Inc.			Century Aluminum Co.
3.300% due 12/05/21	45	47	7.500% due 06/01/21 (Þ)	2,320	1,514
4.800% due 12/05/34	40	42	CF Industries, Inc.
American Airlines Pass-Through Trust			3.450% due 06/01/23	10	9
Series B			Chesapeake Energy Corp.
5.250% due 01/15/24	60	60	4.875% due 04/15/22	125	33
American International Group, Inc.			CHS/Community Health Systems, Inc.
4.875% due 06/01/22	35	37	5.125% due 08/15/18	40	40
4.800% due 07/10/45	45	41	Cigna Corp.
8.175% due 05/15/58	41	54	3.250% due 04/15/25	15	15
American Tire Distributors, Inc.			CIT Group, Inc.
10.250% due 03/01/22 (Þ)	500	415	5.250% due 03/15/18	95	98
Ancestry.com Holdings LLC			Citigroup, Inc.
9.625% due 10/15/18 (Þ)	1,980	1,849	4.000% due 08/05/24	90	89
Anheuser-Busch InBev Finance, Inc.			Series O
2.650% due 02/01/21	115	116	5.875% due 12/29/49 (ƒ)	25	24
3.650% due 02/01/26	65	66	Series R
4.700% due 02/01/36	20	20	6.125% due 12/31/49 (ƒ)	59	60
4.900% due 02/01/46	85	88	Clear Channel Worldwide Holdings, Inc.
Anthem, Inc.			6.500% due 11/15/22	2,250	2,002
3.500% due 08/15/24	20	20	Cleaver-Brooks, Inc.
4.650% due 08/15/44	70	66	8.750% due 12/15/19 (Þ)	630	592
Arrow Electronics, Inc.			Comcast Corp.
3.500% due 04/01/22	45	45	3.375% due 08/15/25	25	26
AT&T, Inc.			4.200% due 08/15/34	55	54
4.300% due 12/15/42	55	45	Concho Resources, Inc.
4.350% due 06/15/45	80	67	5.500% due 04/01/23	10	9
4.750% due 05/15/46	45	40	Constellation Brands, Inc.
Aviation Capital Group Corp.			3.875% due 11/15/19	25	26
4.875% due 10/01/25 (Þ)	40	40	Constellis Holdings LLC / Constellis
BAE Systems Holdings, Inc.			Finance Corp.
3.850% due 12/15/25 (Þ)	65	66	9.750% due 05/15/20 (Å)	500	382
			Continental Resources, Inc.
Ball Corp.			4.500% due 04/15/23	10	7
4.000% due 11/15/23	35	34	3.800% due 06/01/24	90	58

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 317

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CRH America, Inc.			8.875% due 09/15/20 (Å)	125	125
3.875% due 05/18/25 (Þ)	200	203	9.000% due 08/15/31	50	40
Crown Castle International Corp.			GATX Corp.
3.400% due 02/15/21	40	40	3.250% due 03/30/25	90	84
CVS Health Corp.			General Electric Capital Corp.
2.250% due 08/12/19	115	116	5.875% due 01/14/38	90	111
5.125% due 07/20/45	70	75	General Electric Co.
Daimler Finance NA LLC			4.125% due 10/09/42	95	93
2.700% due 08/03/20 (Þ)	150	149	Series D
DDR Corp.			5.000% due 12/29/49 (ƒ)	281	289
3.375% due 05/15/23	20	19	General Motors Financial Co., Inc.
3.625% due 02/01/25	105	100	4.375% due 09/25/21	115	117
Delphi Corp.			4.250% due 05/15/23	15	15
4.150% due 03/15/24	25	25	4.000% due 01/15/25	120	112
Delta Air Lines Pass-Through Trust			Gilead Sciences, Inc.
Series 2015-1 Class B			4.750% due 03/01/46	40	41
4.250% due 07/30/23	55	55	Goldman Sachs Group, Inc. (The)
Devon Energy Corp.			3.850% due 07/08/24	100	101
3.250% due 05/15/22	15	12	Series GMTN
5.850% due 12/15/25	20	19	5.375% due 03/15/20	80	88
Diamond Offshore Drilling, Inc.			H&E Equipment Services, Inc.
4.875% due 11/01/43	10	6	7.000% due 09/01/22	250	229
DIRECTV Holdings LLC / DIRECTV			HCA, Inc.
Financing Co., Inc.			4.750% due 05/01/23	5	5
4.450% due 04/01/24	35	36	5.375% due 02/01/25	100	101
5.150% due 03/15/42	15	14	HCP, Inc.
Dominion Resources, Inc.			3.400% due 02/01/25	110	103
5.750% due 10/01/54	32	31	Health Care REIT, Inc.
Duke Energy Carolinas LLC			4.000% due 06/01/25 (ö)	105	105
4.000% due 09/30/42	25	25	Hewlett Packard Enterprise Co.
Eaton Corp.			4.900% due 10/15/25 (Þ)	15	14
4.000% due 11/02/32	45	44	6.200% due 10/15/35 (Þ)	20	18
Embarq Corp.			6.350% due 10/15/45 (Þ)	40	36
7.995% due 06/01/36	50	50	Hologic, Inc.
Energizer Holdings, Inc.			5.250% due 07/15/22 (Þ)	35	36
5.500% due 06/15/25 (Å)	125	116	Home Depot, Inc. (The)
Energy Transfer Partners, LP			2.625% due 06/01/22	135	137
4.900% due 02/01/24	110	93	Host Hotels & Resorts, LP
5.150% due 03/15/45	45	31	Series C
6.125% due 12/15/45	25	20	4.750% due 03/01/23	85	89
Enterprise Products Operating LLC			Series D
1.650% due 05/07/18	45	44	3.750% due 10/15/23	75	74
ERAC USA Finance LLC			HRG Group, Inc.
2.800% due 11/01/18 (Þ)	70	71	7.750% due 01/15/22 (Þ)	1,330	1,263
3.800% due 11/01/25 (Þ)	75	75	7.750% due 01/15/22	960	912
4.500% due 02/15/45 (Þ)	45	42	HSBC Bank USA NA
Essex Portfolio, LP			Series BKNT
3.250% due 05/01/23	90	89	5.875% due 11/01/34	250	286
First Data Corp.			HSBC USA, Inc.
7.000% due 12/01/23 (Þ)	460	463	2.750% due 08/07/20	130	130
Ford Motor Credit Co. LLC			HUB International, Ltd.
4.250% due 09/20/22	200	206	9.250% due 02/15/21 (Þ)	470	481
4.134% due 08/04/25	200	198	Hyundai Capital America
Foresight Energy LLC / Foresight Energy			3.000% due 10/30/20 (Þ)	55	55
Finance Corp.			Series REGS
7.875% due 08/15/21 (Þ)	2,510	1,995	2.600% due 03/19/20	115	115
Freeport-McMoRan, Inc.			IHS, Inc.
5.400% due 11/14/34	5	2	Series WI
5.450% due 03/15/43	30	12	5.000% due 11/01/22	40	40
Fresenius Medical Care US Finance II,			INVISTA Finance LLC
Inc.			4.250% due 10/15/19 (Þ)	100	97
4.125% due 10/15/20 (Þ)	35	35	Jo-Ann Stores LLC
Fresenius US Finance II, Inc.			8.125% due 03/15/19 (Þ)	750	604
4.500% due 01/15/23 (Å)	25	25	Joseph T Ryerson & Son, Inc.
4.500% due 01/15/23 (Þ)	55	55	9.000% due 10/15/17	650	491
Frontier Communications Corp.			JPMorgan Chase & Co.

See accompanying notes which are an integral part of this quarterly report.

318 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.200% due 01/25/23	50	49	Omnicom Group, Inc.
Series 1			3.650% due 11/01/24	65	65
7.900% due 04/29/49 (ƒ)	75	76	Opal Acquisition, Inc.
Series S			8.875% due 12/15/21 (Þ)	540	429
6.750% due 01/29/49 (ƒ)	125	135	Optimas OE Solutions Holding LLC /
Series Z			Optimas OE Solutions, Inc.
5.300% due 12/29/49 (ƒ)	50	50	8.625% due 06/01/21 (Þ)	750	607
Kimco Realty Corp.			PFS Holding Corp.
3.200% due 05/01/21	130	132	4.500% due 01/31/21 (Ê)	197	178
4.250% due 04/01/45	80	75	Pioneer Natural Resources Co.
Kinder Morgan, Inc.			3.450% due 01/15/21	20	19
5.050% due 02/15/46	125	91	3.950% due 07/15/22	50	46
Lennar Corp.			4.450% due 01/15/26	45	41
4.875% due 12/15/23	15	15	PNC Financial Services Group, Inc.
4.750% due 05/30/25	45	43	(The)
Liberty Mutual Group, Inc.			6.750% due 12/31/49 (ƒ)	100	107
4.250% due 06/15/23 (Þ)	55	57	Principal Financial Group, Inc.
7.800% due 03/15/37 (Þ)	100	114	3.400% due 05/15/25	45	44
4.850% due 08/01/44 (Þ)	55	52	4.700% due 05/15/55	50	50
Lockheed Martin Corp.			Prudential Financial, Inc.
3.800% due 03/01/45	30	27	5.875% due 09/15/42	50	53
4.700% due 05/15/46	90	95	5.625% due 06/15/43	100	101
McGraw Hill Financial, Inc.			5.375% due 05/15/45	34	33
Series WI			Qualitytech, LP/QTS Finance Corp.
4.000% due 06/15/25	190	192	Series WI
McKesson Corp.			5.875% due 08/01/22	90	91
4.883% due 03/15/44	35	35	Quicken Loans, Inc.
Medtronic, Inc.			5.750% due 05/01/25 (Þ)	45	42
Series WI			Range Resources Corp.
3.500% due 03/15/25	175	180	5.000% due 03/15/23	20	16
Memorial Production Partners, LP /			Real Alloy Holding, Inc.
Memorial Production Finance Corp.			10.000% due 01/15/19 (Þ)	1,000	1,000
6.875% due 08/01/22	1,010	283	Sabine Pass Liquefaction LLC
Merck & Co., Inc.			5.625% due 02/01/21	1,500	1,372
2.350% due 02/10/22	180	180	Santander Holdings USA, Inc.
MetLife Capital Trust IV			4.500% due 07/17/25	80	83
7.875% due 12/15/37 (Þ)	175	210	Sempra Energy
MetLife, Inc.			3.750% due 11/15/25	45	45
4.125% due 08/13/42	30	27	Shale-Inland Holdings LLC / Shale-
4.050% due 03/01/45	30	27	Inland Finance Corp.
Series C			8.750% due 11/15/19 (Þ)	210	131
5.250% due 12/29/49 (ƒ)	135	132	Simmons Foods, Inc.
Micron Technology, Inc.			7.875% due 10/01/21 (Þ)	70	62
5.250% due 01/15/24 (Þ)	55	45	SM Energy Co.
Morgan Stanley			5.625% due 06/01/25	10	5
3.950% due 04/23/27	30	29	Southwestern Electric Power Co.
Series GMTN			3.550% due 02/15/22	90	94
5.500% due 07/28/21	110	123	Spirit Airlines Pass-Through Trust
MPH Acquisition Holdings LLC			Series 2015-1 Class B
6.625% due 04/01/22 (Þ)	1,000	1,001	4.450% due 04/01/24	62	61
Nabors Industries, Inc.			Sprint Communications, Inc.
4.625% due 09/15/21	70	52	9.125% due 03/01/17	50	50
Nationwide Financial Services, Inc.			8.375% due 08/15/17	260	251
5.375% due 03/25/21 (Þ)	172	190	State Street Corp.
Neptune Finco Corp.			Series F
6.625% due 10/15/25 (Å)	28	29	5.250% due 12/29/49 (ƒ)	100	101
Newfield Exploration Co.			Sterigenics-Nordion Holdings LLC
5.375% due 01/01/26	20	16	4.250% due 05/15/22 (Ê)	499	484
NextEra Energy Capital Holdings, Inc.			6.500% due 05/15/23 (Þ)	70	67
2.400% due 09/15/19	105	105	Surgical Care Affiliates, Inc.
Noble Energy, Inc.			6.000% due 04/01/23 (Þ)	400	386
5.250% due 11/15/43	80	59	Targa Resources Partners, LP / Targa
Northrop Grumman Corp.			Resources Partners Finance Corp.
3.850% due 04/15/45	45	42	5.000% due 01/15/18 (Þ)	40	37
Nuance Communications, Inc.			Team Health, Inc.
5.375% due 08/15/20 (Þ)	750	750	7.250% due 12/15/23 (Þ)	320	334

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 319

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tenet Healthcare Corp.			Series WI
4.500% due 04/01/21	90	88	6.000% due 04/01/23	1,750	1,711
8.125% due 04/01/22	1,750	1,755	Zebra Technologies Corp.
Tesoro Logistics, LP / Tesoro Logistics			7.250% due 10/15/22	360	374
Finance Corp.			Zimmer Biomet Holdings, Inc.
5.500% due 10/15/19 (Þ)	40	37	3.550% due 04/01/25	55	54
Time Warner Cable, Inc.			Zions Bancorporation
4.500% due 09/15/42	125	99	Series J
Time Warner, Inc.			7.200% due 09/29/49 (ƒ)	125	131
4.875% due 03/15/20	40	43			44,449
4.850% due 07/15/45	80	72	International Debt - 9.6%
Trans-Allegheny Interstate Line Co.			1011778 BC ULC / New Red Finance,
3.850% due 06/01/25 (Þ)	40	41	Inc.
TransDigm, Inc.			4.625% due 01/15/22 (Å)	500	502
5.500% due 10/15/20	1,000	975	Actavis Funding SCS
Travelers Cos., Inc. (The)			3.800% due 03/15/25	40	41
4.600% due 08/01/43	30	33	4.550% due 03/15/35	40	39
Tyson Foods, Inc.			AerCap Ireland Capital, Ltd. / AerCap
2.650% due 08/15/19	50	51	Global Aviation Trust
3.950% due 08/15/24	95	98	Series WI
4.875% due 08/15/34	25	25	3.750% due 05/15/19	150	148
United Airlines Pass-Through Trust			Albemarle Corp.
Series B Class B			1.875% due 12/08/21	100	104
5.375% due 08/15/21	50	51	Angolan Government International Bond
4.625% due 09/03/22	50	50	9.500% due 11/12/25 (Þ)	73	61
United Continental Holdings, Inc.			Aquarius & Investments PLC for Swiss
6.375% due 06/01/18	40	41	Reinsurance Co., Ltd.
UnitedHealth Group, Inc.			8.250% due 09/29/49 (ƒ)	200	213
2.700% due 07/15/20	80	82	ArcelorMittal
4.750% due 07/15/45	45	48	5.125% due 06/01/20	50	40
US Bancorp			6.000% due 08/05/20	95	77
Series I			Argentine Republic Government
5.125% due 12/29/49 (ƒ)	47	47	International Bond
US Foods, Inc.			Series 1
8.500% due 06/30/19	2,450	2,438	8.750% due 06/02/17	94	105
Verizon Communications, Inc.			Series NY
5.150% due 09/15/23	55	61	3.750% due 03/31/19	370	226
5.050% due 03/15/34	70	68	8.280% due 12/31/33	478	527
4.750% due 11/01/41	20	18	Avago Technologies Cayman, Ltd. Term
3.850% due 11/01/42	90	74	Loan B
Series WI			3.750% due 11/06/22	1,097	1,078
2.625% due 02/21/20	100	100	AXA SA
4.272% due 01/15/36	35	31	8.600% due 12/15/30	25	33
4.522% due 09/15/48	75	66	Baidu, Inc.
Viacom, Inc.			3.250% due 08/06/18	200	204
4.375% due 03/15/43	35	24	Bank of America Corp.
Virginia Electric & Power Co.			4.625% due 09/14/18	135	160
4.450% due 02/15/44	40	42	Barclays PLC
Visa, Inc.			4.375% due 09/11/24	200	195
3.150% due 12/14/25	60	61	Belize Government International Bond
Wayne Merger Sub LLC			Series REGS
8.250% due 08/01/23 (Þ)	610	534	6.767% due 08/20/17	75	49
Wells Fargo & Co.			BG Energy Capital PLC
Series K			4.000% due 12/09/20 (Þ)	100	105
7.980% due 03/29/49 (ƒ)	100	105	BNP Paribas SA
Series U			7.375% due 12/31/49 (ƒ)(Þ)	200	196
5.875% due 12/31/49 (ƒ)	100	105	BorgWarner, Inc.
Whiting Petroleum Corp.			1.800% due 11/07/22	115	126
5.750% due 03/15/21	115	72	BP Capital Markets PLC
Wisconsin Power & Light Co.			3.245% due 05/06/22	160	157
4.100% due 10/15/44	85	86	Brazilian Government International Bond
WMG Acquisition Corp.			4.875% due 01/22/21	180	172
6.750% due 04/15/22 (Þ)	1,000	880	2.625% due 01/05/23	175	138
Worthington Industries, Inc.			4.250% due 01/07/25	100	84
4.550% due 04/15/26	25	25	Burger King
Zayo Group LLC / Zayo Capital, Inc.			3.750% due 12/12/21 (Ê)	458	455

See accompanying notes which are an integral part of this quarterly report.

320 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Citigroup, Inc.			Series GMTN
1.375% due 10/27/21	130	143	2.375% due 06/18/19	200	199
Series MPLE			Enel SpA
4.090% due 06/09/25 (Þ)	100	70	8.750% due 09/24/73 (Þ)	200	220
CNOOC Finance 2015 Australia Pty,			Evergreen Skills Lux Sarl
Ltd.			9.250% due 04/28/22 (Ê)	500	242
2.625% due 05/05/20	200	198	Flextronics International, Ltd.
Cole Park CLO, Ltd.			Series WI
Series 2015-1A Class E			4.750% due 06/15/25	20	19
6.552% due 10/20/28 (Å)(Ê)	250	195	Ghana Government International Bond
Colombia Government International			Series REGS
Bond			7.875% due 08/07/23	70	51
4.375% due 07/12/21	70	70	Global SC Finance II SRL
2.625% due 03/15/23	200	175	Series 2014-1A Class A1
4.000% due 02/26/24	50	47	3.190% due 07/17/29 (Þ)	213	209
4.500% due 01/28/26	55	52	Guatemala Government International
7.375% due 09/18/37	90	95	Bond
ConvaTec Finance International SA			Series REGS
8.250% due 01/15/19 (Þ)	950	845	5.750% due 06/06/22	10	10
ConvaTec Healthcare E SA			4.875% due 02/13/28	10	10
10.500% due 12/15/18 (Þ)	490	500	Houghton Mifflin Harcourt Publishers,
Cooperatieve Rabobank UA			Inc. Term Loan B
11.000% due 06/29/49 (ƒ)(Þ)	100	122	4.000% due 05/29/21 (Ê)	498	485
Costa Rica Government International			Hungary Government International Bond
Bond			6.375% due 03/29/21	22	25
Series REGS			5.375% due 02/21/23	272	297
4.375% due 04/30/25	60	51	5.375% due 03/25/24	100	110
Credit Agricole SA			ICICI Bank, Ltd.
Series REGS			Series REGS
4.375% due 03/17/25	200	193	5.750% due 11/16/20	100	112
Croatia Government International Bond			Indonesia Government International
Series REGS			Bond
6.625% due 07/14/20	180	196	Series REGS
6.000% due 01/26/24	200	215	4.125% due 01/15/25	190	186
Dai-ichi Life Insurance Co., Ltd. (The)			7.750% due 01/17/38	80	95
7.250% due 12/29/49 (ƒ)(Þ)	100	116	5.125% due 01/15/45	100	94
Delhaize Group			Itau Unibanco Holding SA
5.700% due 10/01/40	10	10	2.850% due 05/26/18 (Þ)	200	192
Delphi Automotive PLC			Ivory Coast Government International
3.150% due 11/19/20	15	15	Bond
4.250% due 01/15/26	50	50	Series REGS
Delta 2 Lux Sarl Covenant-Lite Lien			5.750% due 12/31/32	540	468
Term Loan B			Jamaica Government International Bond
7.750% due 07/29/22 (Ê)	500	415	8.000% due 06/24/19	35	37
Delta 2 Lux Sarl Covenant-Lite Term			6.750% due 04/28/28	40	40
Loan B3			Jordan Government International Bond
4.750% due 07/30/21 (Ê)	1,000	940	6.125% due 01/29/26 (Þ)	60	61
Dominican Republic International Bond			JPMorgan Chase & Co.
6.875% due 01/29/26 (Þ)	110	112	1.500% due 01/27/25	165	179
Series REGS			Kazakhstan Government International
7.500% due 05/06/21	100	106	Bond
7.450% due 04/30/44	240	231	Series REGS
Ecopetrol SA			3.875% due 10/14/24	140	132
4.125% due 01/16/25	60	46	KazMunayGas National Co. JSC
Ecuador Government International Bond			Series REGS
Series REGS			9.125% due 07/02/18	100	107
7.950% due 06/20/24	80	55	Linxens France SA 2nd Lien Term Loan
EDP Finance BV			1.000% due 07/15/23 (Þ)	310	301
4.900% due 10/01/19 (Þ)	100	103	Lloyds Bank PLC
Egypt Government International Bond			2.350% due 09/05/19	200	202
Series REGS			Lloyds Banking Group PLC
5.750% due 04/29/20	40	40	4.500% due 11/04/24	200	205
Embraer Netherlands Finance BV			7.500% due 12/31/49 (ƒ)	300	311
5.050% due 06/15/25	75	67	Mallinckrodt International Finance SA /
Emirates Telecommunications Corp.			Mallinckrodt CB LLC
			5.625% due 10/15/23 (Å)	28	26
			Methanex Corp.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 321

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.250% due 12/15/19	40	38	Poland Government International Bond
Mexico Government International Bond			3.000% due 03/17/23	20	20
4.750% due 03/08/44	310	281	Prologis, LP
4.600% due 01/23/46	25	22	3.000% due 06/02/26	180	202
Series GMTN			QBE Insurance Group, Ltd.
5.950% due 03/19/19	146	161	6.750% due 12/02/44	200	206
Mohawk Industries, Inc.			Republic of Azerbaijan International
2.000% due 01/14/22	135	147	Bond
Mood Media Corp. Term Loan			Series REGS
7.000% due 05/01/19 (Ê)	125	118	4.750% due 03/18/24	50	45
Morgan Stanley			Republic of Paraguay
1.875% due 03/30/23	100	111	Series REGS
Namibia International Bonds			6.100% due 08/11/44	95	92
5.250% due 10/29/25 (Þ)	30	28	Romania Government International Bond
Nippon Life Insurance Co.			Series REGS
4.700% due 01/20/46 (Þ)	200	201	6.125% due 01/22/44	110	130
OCP SA			Royal Bank of Scotland Group PLC
Series REGS			6.100% due 06/10/23	30	32
5.625% due 04/25/24	200	199	5.125% due 05/28/24	200	201
Ooredoo International Finance, Ltd.			7.648% due 09/30/49 (ƒ)	75	93
Series REGS			7.500% due 12/29/49 (ƒ)	200	203
5.000% due 10/19/25	200	208	Russian Foreign Bond - Eurobond
Pakistan Government International Bond			Series REGS
Series REGS			4.875% due 09/16/23	200	203
8.250% due 09/30/25	120	121	7.500% due 03/31/30	104	125
Panama Government International Bond			Simon Property Group, LP
5.200% due 01/30/20	10	11	2.375% due 10/02/20	100	115
4.000% due 09/22/24	135	136	Sky PLC
3.750% due 03/16/25	75	74	Series REGS
8.875% due 09/30/27	73	101	3.750% due 09/16/24	200	199
6.700% due 01/26/36	159	190	Slovenia Government International Bond
Parq Holdings, LP Term Loan			Series REGS
8.500% due 12/17/20 (Ê)	820	779	5.850% due 05/10/23	185	212
Pernod Ricard SA			South Africa Government International
5.500% due 01/15/42 (Þ)	150	154	Bond
Pertamina Persero PT			5.875% due 05/30/22	100	106
Series REGS			5.375% due 07/24/44	50	45
4.300% due 05/20/23	200	181	Sri Lanka Government International
Peruvian Government International Bond			Bond
4.125% due 08/25/27	50	49	6.850% due 11/03/25 (Þ)	130	118
Petrobras Global Finance BV			Series REGS
3.163% due 03/17/20 (Ê)	195	135	5.875% due 07/25/22	60	54
Petroleos de Venezuela SA			Standard Chartered PLC
Series REGS			3.950% due 01/11/23 (Þ)	200	189
9.000% due 11/17/21	37	12	SUAM Finance BV
6.000% due 05/16/24	25	8	Series REGS
Petroleos Mexicanos			4.875% due 04/17/24	100	98
8.000% due 05/03/19	20	22	Sumitomo Life Insurance Co.
5.500% due 06/27/44	35	26	6.500% due 09/20/73 (Þ)	200	224
6.375% due 01/23/45	90	76	Teine Energy, Ltd.
5.625% due 01/23/46	14	11	6.875% due 09/30/22 (Þ)	230	184
Petronas Capital, Ltd.			Telecom Italia Capital SA
Series REGS			6.000% due 09/30/34	80	72
3.500% due 03/18/25	45	44	Telefonica Emisiones SAU
Philip Morris International, Inc.			5.462% due 02/16/21	80	89
1.750% due 03/19/20	140	159	7.045% due 06/20/36	20	24
Philippine Government International			Turkey Government International Bond
Bond			7.500% due 11/07/19	60	68
4.200% due 01/21/24	25	28	7.375% due 02/05/25	130	153
10.625% due 03/16/25	18	29	4.250% due 04/14/26	50	48
5.500% due 03/30/26	45	55	4.875% due 04/16/43	60	53
9.500% due 02/02/30	30	49	UBS Group AG
6.375% due 10/23/34	40	54	7.125% due 12/29/49 (ƒ)	200	206
Playa Resorts Holding BV 1st Lien Term			Ukraine Government International Bond
Loan B			7.750% due 09/01/19 (Þ)	10	9
4.000% due 08/09/19 (Ê)	496	479	7.750% due 09/01/20 (Þ)	324	305

See accompanying notes which are an integral part of this quarterly report.

322 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.750% due 09/01/21 (Þ)	131	122	BMC Software Finance, Inc. Term Loan
7.750% due 09/01/27 (Þ)	100	89	5.000% due 09/10/20 (Ê)	496	396
1.000% due 05/31/40 (Þ)(v)	110	41	BWAY Holding Co. Covenant-Lite Term
Vale Overseas, Ltd.			Loan B
6.875% due 11/21/36	75	47	5.500% due 08/14/20 (Ê)	496	465
Venezuela Government International			Caesars Entertainment Corp. 1st Lien
Bond			Term Loan B
9.375% due 01/13/34	110	38	7.000% due 10/11/20 (Ê)	992	863
Series REGS			Calpine Construction Finance Co., LP
6.000% due 12/09/20	100	32	Term Loan B1
9.000% due 05/07/23	57	20	3.000% due 05/03/20 (Ê)	496	465
8.250% due 10/13/24	330	111	Camping World, Inc. Covenant-Lite 1st
11.950% due 08/05/31	117	43	Lien Term Loan B
Vietnam Government International Bond			5.250% due 02/20/20 (Ê)	481	472
Series REGS			Cast & Crew Payroll, LLC 2nd Lien Term

6.750% due 01/29/20	70	76	Loan
			8.750% due 07/23/23	250	245
4.800% due 11/19/24	15	15	Cengage Learning Acquisitions, Inc.
WPP Finance			Covenant-Lite 1st Lien Term Loan
5.625% due 11/15/43	80	81	7.000% due 03/31/20 (Ê)	486	473
		24,668	Chemours Co. Term Loan B
Loan Agreements - 18.9%			3.750% due 05/22/22	498	439
99 Cents Only Stores LLC Covenant-Lite			Chrysler Group LLC 1st Lien Term
Term Loan B2			Loan B
4.500% due 01/13/19 (Ê)	229	142	3.250% due 12/31/18 (Ê)	992	985
ABG Intermediate Holdings 2, LLC 1st			Cincinnati Bell, Inc. 1st Lien Term
Lien Term Loan			Loan B
5.500% due 05/27/21 (Ê)	116	113	4.000% due 09/10/20 (Ê)	496	477
ABG Intermediate Holdings 2, LLC			Communications Sales & Leasing, Inc.
Incremental Covenant-Lite Term Loan			Covenant-Lite Term Loan B
4.500% due 05/27/21 (Ê)	9	8	5.000% due 10/16/22 (Ê)	995	931
AF Borrower LLC 2nd Lien Term Loan			Community Health Systems, Inc. Term
10.000% due 12/02/22	900	828	Loan B2
Alvogen Pharmaceutical US, Inc. Term			4.000% due 01/27/21 (Ê)	995	956
Loan			Compuware Corp. Term Loan B2
6.000% due 04/02/22 (Ê)	1,297	1,262	6.250% due 12/15/21 (Ê)	992	894
American Airlines, Inc. Term Loan			Connolly Corp. Covenant-Lite 2nd Lien
3.250% due 05/21/20 (Ê)	500	490	Term Loan
American Commercial Lines LLC Term			8.000% due 05/14/22 (Ê)(Þ)	510	501
Loan B			CPI Card Group, Inc. Covenant-Lite
1.000% due 11/06/20 (v)	223	195	Term Loan B
Ancestry.com Inc. Term Loan B			6.750% due 08/17/22 (Ê)	180	176
5.000% due 08/17/22	1,097	1,083	Creative Artists Agency LLC Covenant-
AP Gaming I LLC 1st Lien Term Loan B			Lite Term Loan B
9.250% due 12/20/20 (Ê)	248	233	5.500% due 12/17/21 (Ê)	249	248
Arctic Glacier USA, Inc. Covenant-Lite			Crowne Group LLC 1st Lien Term Loan
Term Loan			6.000% due 09/30/20	248	236
6.000% due 05/13/19 (Ê)	385	369	Dell International LLC Term Loan B2
AssuredPartners, Inc. 1st Lien Term			4.000% due 04/29/20 (Ê)	496	495
Loan			Dollar Tree, Inc. 1st Lien Term Loan B1
5.750% due 10/21/22 (Ê)	214	210	3.500% due 03/09/22 (Ê)	578	576
Asurion LLC Covenant-Lite 2nd Lien			Eastman Kodak Co. 1st Lien Term Loan
Term Loan			7.250% due 09/03/19 (Ê)	248	210
8.500% due 03/03/21 (Ê)	250	210	EnergySolutions LLC Term Loan
Asurion LLC Term Loan B4			6.750% due 05/29/20 (Ê)	125	104
5.000% due 08/04/22 (Ê)	1,245	1,135	eResearchTechnology, Inc. Term Loan B
Avaya, Inc. Term Loan B7			5.500% due 05/11/22 (Ê)	498	484
6.250% due 05/29/20 (Ê)	1,982	1,324	First Data Corp. Term Loan B
Berlin Packaging LLC 2nd Lien Term			4.425% due 07/10/22 (Ê)	1,000	980
Loan			Fitness International LLC Covenant-Lite
7.750% due 10/01/22 (Ê)	1,000	939	Term Loan B
BioScrip, Inc. Covenant-Lite 1st Lien			5.500% due 07/01/20 (Ê)	125	117
Term Loan B			Foundation Building Materials LLC 2nd
6.500% due 07/31/20 (Ê)	991	887	Lien Term Loan
BioScrip, Inc. Covenant-Lite Term Loan			11.500% due 10/06/23 (Þ)	590	555
6.500% due 07/31/20 (Ê)	594	532	FPC Holdings, Inc. 1st Lien Term Loan
Blue Coat Systems, Inc. Term Loan			5.250% due 11/27/19 (Ê)	496	343
4.500% due 05/26/22 (Ê)	499	481

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 323

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
FULLBEAUTY Brands Holding Corp.			Physio-Control International, Inc. 2nd
2nd Lien Term Loan			Lien Term Loan
10.000% due 09/22/23	250	218	10.000% due 05/05/23	1,090	984
FULLBEAUTY Brands, Inc. 1st Lien			PowerTeam Services, LLC Covenant-Lite
Term Loan			2nd Lien Term Loan
5.750% due 09/22/22	500	468	8.250% due 11/06/20 (Ê)	250	234
GENEX Holdings, Inc. 2nd Lien Term			Pre-Paid Legal Services, Inc. 2nd Lien
Loan			Term Loan
8.750% due 05/30/22 (Ê)	250	235	10.250% due 07/01/20 (Ê)	250	245
Genoa a QoL Healthcare Co LLC 2nd			Quincy Newspapers, Inc. Term Loan B
Lien Term Loan			7.000% due 10/13/22	249	244
8.750% due 04/30/23 (Ê)	474	441	RentPath, Inc. Covenant-Lite 1st Lien
Getty Images, Inc. Covenant-Lite Term			Term Loan
Loan B			6.250% due 12/17/21 (Ê)	992	789
4.750% due 10/18/19 (Ê)	992	641	Rovi Solutions Corp. Syndicated Loans
GTCR Valor Cos., Inc. 1st Lien Term			Covenant-Lite Term Loan B
Loan			3.750% due 07/02/21 (Ê)	125	118
6.000% due 05/30/21 (Ê)	249	246	Royal Holdings, Inc. Term Loan
IPC Corp. 2nd Lien Term Loan			8.500% due 06/19/23 (Ê)	390	378
10.500% due 02/06/22 (Ê)	250	200	RPI Finance Trust Term Loan B4
J Crew Group, Inc. Covenant-Lite Term			3.500% due 12/11/20	496	495
Loan B			Sage Products Holdings III, LLC 2nd
4.000% due 03/05/21 (Ê)	99	67	Lien Term Loan
Jill Acquisition LLC Term Loan			9.250% due 06/13/20 (Ê)	330	329
6.000% due 05/04/22	522	509	Scientific Games International, Inc. Term
Koosharem LLC Term Loan			Loan B2
7.500% due 05/16/20 (Ê)	496	460	6.000% due 10/01/21 (Ê)	1,489	1,322
LTS Buyer LLC 2nd Lien Term Loan			SCS Holdings, Inc. 1st Lien Term Loan
8.000% due 04/01/21 (Ê)	320	306	6.000% due 10/30/22 (Ê)	494	487
Match Group, Inc. Term Loan B1			SeaWorld Parks & Entertainment, Inc.
5.500% due 11/16/22 (Ê)	203	202	Incremental Term Loan B3
MCC Iowa LLC Term Loan H			4.000% due 05/14/20 (Ê)	443	430
3.250% due 01/29/21 (Ê)	496	488	Signode Industrial Group US, Inc.
Media General, Inc. 1st Lien Term Loan			Covenant-Lite 1st Lien Term Loan B
B			3.750% due 05/01/21 (Ê)	116	111
4.000% due 07/31/20 (Ê)	462	460	SIRVA Worldwide, Inc. Term Loan
Mergermarket USA, Inc. 1st Lien Term			7.500% due 03/27/19 (Ê)	125	120
Loan			Spectrum Brands, Inc. Covenant-Lite
4.500% due 02/04/21 (Ê)	887	858	Term Loan
MSC.Software Corp. 1st Lien Term Loan			3.500% due 06/23/22 (Ê)	422	421
5.000% due 05/29/20 (Ê)	496	456	Staples, Inc. Term Loan B
National Vision, Inc. Covenant-Lite 2nd			1.000% due 04/24/21 (Ê)(v)	1,500	1,488
Lien Term Loan			SterlingBackcheck, Inc. 2nd Lien Term
6.750% due 03/13/22 (Ê)	1,280	1,210	Loan
Navistar, Inc. 1st Lien Term Loan B			8.750% due 06/08/23	660	640
6.500% due 08/07/20 (Ê)	250	219	The Active Network, Inc. 1st Lien Term
Neptune Finco Corp. Term Loan B			Loan
5.000% due 10/09/22 (Ê)	250	249	5.500% due 11/15/20 (Ê)	496	477
New Millennium Holding Co., Inc. Exit			Transdigm, Inc. Term Loan E
Term Loan			3.500% due 05/14/22 (Ê)	496	475
7.500% due 12/21/20 (Ê)	85	77	Tribune Media Co. Term Loan
nTelos, Inc. Term Loan B			3.750% due 12/27/20 (Ê)	498	488
5.750% due 11/09/19 (Ê)	204	203	TTM Technologies, Inc. 1st Lien Term
Numericable US LLC 1st Lien Term			Loan
Loan B1			6.000% due 05/07/21	498	414
4.500% due 05/21/20 (Ê)	266	256	U.S. Renal Care Inc. 2nd Lien Term
Numericable US LLC Term Loan			Loan
4.500% due 01/31/23	250	240	9.000% due 11/06/23	1,030	1,008
Numericable US LLC Term Loan B2			Valeant Pharmaceuticals International,
4.500% due 05/21/20 (Ê)	230	221	Inc. 1st Lien Term Loan B
Ocwen Loan Servicing LLC Term Loan B			4.000% due 04/02/22 (Ê)	990	952
5.500% due 02/15/18 (Ê)	522	521	William Morris Endeavor Entertainment
Patterson Medical Holdings Inc. 2nd			LLC Covenant-Lite Term Loan
Lien Term Loan			5.250% due 05/06/21 (Ê)	496	484
8.750% due 08/14/23 (Þ)	590	572	World Endurance Holdings Term Loan
Petco Animal Supplies, Inc. Term Loan			5.250% due 06/26/21 (Ê)	125	122
1.000% due 01/11/23 (v)	250	245	Zebra Technologies Corp. Term Loan
			4.750% due 10/27/21 (Ê)	1,420	1,419

See accompanying notes which are an integral part of this quarterly report.

324 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
			48,469	6.000% due 04/28/28	COP	431,000	101
Mortgage-Backed Securities - 0.2%				Deutsche Bahn Finance BV
Commercial Mortgage Trust				2.500% due 09/12/23	EUR	115	142
Series 2014-KYO Class A				Enel Finance International NV
1.082% due 06/11/27 (Ê)(Þ)		150	149	5.625% due 08/14/24	GBP	80	133
JPMorgan Chase Commercial Mortgage				5.750% due 09/14/40	GBP	50	83
Securities Trust				European Investment Bank
Series 2006-LDP9 Class A3				2.750% due 09/15/21	EUR	80	100
5.336% due 05/15/47		69	70	Fonterra Co.-operative Group, Ltd.
Morgan Stanley Re-REMIC Trust				4.500% due 06/30/21	AUD	200	147
Series 2010-GG10 Class A4B				Hungary Government International Bond
5.795% due 08/15/45 (Þ)		150	156	Series 18/C
			375	2.500% due 06/22/18	HUF	16,050	57
Non-US Bonds - 6.6%				Series 19/A
Abbey National Treasury Serices PLC				6.500% due 06/24/19	HUF	84,170	337
0.875% due 01/13/20	EUR	170	185	Series 20/B
Alimentation Couche-Tard, Inc.				3.500% due 06/24/20	HUF	7,270	26
Series 2				Series 25/B
3.319% due 11/01/19	CAD	170	126	5.500% due 06/24/25	HUF	100,040	414
Allianz Finance II BV				Iberdrola Finanzas SAU
5.750% due 07/08/41	EUR	200	249	6.000% due 07/01/22	GBP	50	85
Aquarius & Investments PLC for Zurich				Indonesia Treasury Bond
Insurance Co., Ltd.				Series FR56
4.250% due 10/02/43	EUR	135	157	8.375% due 09/15/26	IDR	2,308,000	168
Aviva PLC				Series FR69
6.625% due 06/03/41	GBP	100	153	7.875% due 04/15/19	IDR	4,369,000	314
3.875% due 07/03/44	EUR	100	106	Series FR70
AXA SA				8.375% due 03/15/24	IDR	2,760,000	201
5.250% due 04/16/40	EUR	150	179	Series FR71
Bank Nederlandse Gemeenten NV				9.000% due 03/15/29	IDR	8,872,000	661
Series EMTN				Kelda Finance No. 3 PLC
3.000% due 10/25/21	EUR	75	95	Series REGS
BMW Finance NV				5.750% due 02/17/20	GBP	100	149
3.625% due 01/29/18	EUR	70	81	KFW
BNP Paribas SA				1.625% due 01/15/21	EUR	95	112
5.750% due 01/24/22	GBP	75	120	Malaysia Government International Bond
2.375% due 02/17/25	EUR	100	106	Series 0114
BNZ International Funding, Ltd.				4.181% due 07/15/24	MYR	1,670	409
Series GMTN				Series 0115
4.000% due 03/08/17	EUR	70	79	3.955% due 09/15/25	MYR	1,070	259
Brazil Letras do Tesouro Nacional				Series 0210
Series LTN				4.012% due 09/15/17	MYR	240	59
Zero coupon due 01/01/19	BRL	3,750	618	Series 0215
0.010% due 07/01/19	BRL	300	46	3.795% due 09/30/22	MYR	100	24
Brazil Notas do Tesouro Nacional Serie B				Series 0414
Series NTNB				3.654% due 10/31/19	MYR	1,260	307
6.000% due 08/15/50	BRL	160	97	Mexican Bonos
Brazil Notas do Tesouro Nacional Serie F				Series M 20
Series NTNF				10.000% due 12/05/24	MXN	9,762	688
10.000% due 01/01/23	BRL	790	154	Series M 30
10.000% due 01/01/25	BRL	1,360	253	10.000% due 11/20/36	MXN	1,962	146
Bundesrepublik Deutschland				Series M
1.500% due 05/15/24	EUR	115	139	5.000% due 12/11/19	MXN	9,297	511
Series 2007				Muenchener Rueckversicherungs-
4.250% due 07/04/39	EUR	110	201	Gesellschaft AG in Muenchen
Carrefour SA				6.000% due 05/26/41	EUR	100	128
1.750% due 07/15/22	EUR	100	113	NWEN Finance PLC
Centrica PLC				5.875% due 06/21/21	GBP	100	148
4.375% due 03/13/29	GBP	100	151	Peruvian Government International Bond
Claris ABS				Series REGS
Series 2012-1 Class REGS				6.950% due 08/12/31	PEN	260	68
0.412% due 10/31/60 (Ê)	EUR	53	57	6.900% due 08/12/37	PEN	540	137
Colombian TES				Philippine Government International
Series B				Bond
5.000% due 11/21/18	COP	285,000	81	Series 1060
10.000% due 07/24/24	COP	1,661,000	547	3.625% due 09/09/25	PHP	3,000	60

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 325

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Poland Government International Bond				4.500% due 11/13/18	AUD	170	125
Series 0420				Tesco PLC
1.500% due 04/25/20	PLN	400	95	5.000% due 03/24/23	GBP	120	165
Series 0718				Thailand Government Bond
2.500% due 07/25/18	PLN	90	22	3.875% due 06/13/19	THB	4,250	128
Series 0725				3.850% due 12/12/25	THB	18,890	597
3.250% due 07/25/25	PLN	1,000	251	Turkey Government International Bond
Series 0922				8.000% due 03/12/25	TRY	1,900	548
5.750% due 09/23/22	PLN	2,340	682	Series 5Y
Series 1020				6.300% due 02/14/18	TRY	1,280	400
5.250% due 10/25/20	PLN	160	45	United Kingdom Gilt
Province of Manitoba Canada				3.250% due 01/22/44	GBP	25	42
4.400% due 09/05/25	CAD	165	137	Unitymedia GmbH
Province of Ontario Canada				Series REGS
1.950% due 01/27/23	CAD	125	90	3.750% due 01/15/27	EUR	100	96
4.650% due 06/02/41	CAD	80	71	Vier Gas Transport GmbH
Residential Mortgage Securities 22 PLC				2.000% due 06/12/20	EUR	100	115
Series 2006-22X Class A3A				Virgin Media Finance PLC
0.944% due 11/14/39 (Ê)	GBP	17	22	6.375% due 10/15/24 (Þ)	GBP	100	142
Romania Government International Bond				WPP Finance Deutschland GmbH
Series 10YR				1.625% due 03/23/30	EUR	100	97
5.950% due 06/11/21	RON	380	105				16,920
Series 10Y				United States Government Treasuries - 0.1%
4.750% due 02/24/25	RON	450	117	United States Treasury Notes
Series EMTN				0.875% due 10/15/18		100	100
2.875% due 10/28/24	EUR	50	57	1.500% due 12/31/18		185	188
RTE Reseau de Transport d'Electricite				3.000% due 11/15/45		20	21
SA
1.625% due 10/08/24	EUR	100	109				309
2.750% due 06/20/29	EUR	100	115	Total Long-Term Investments
Russian Federal Bond - OFZ				(cost $147,897)			135,559
Series 6206				Common Stocks - 37.3%
7.400% due 06/14/17	RUB	5,267	68	Consumer Discretionary - 3.4%
Series 6208				361 Degrees International, Ltd.(Æ)		161,000	53
7.500% due 02/27/19	RUB	18,380	227	AMOREPACIFIC Group(Æ)		129	16
Series 6209				Barratt Developments PLC		39,105	336
7.600% due 07/20/22	RUB	6,540	77	Berkeley Group Holdings PLC		1,314	66
Series 6211				Bridgestone Corp.		500	18
7.000% due 01/25/23	RUB	13,100	148	Daimler AG		3,134	218
Series 6215				Diageo PLC		15,366	414
7.000% due 08/16/23	RUB	7,020	78	Dollar Tree, Inc.(Æ)		235	19
Santander Issuances SAU				Fast Retailing Co., Ltd.		200	65
2.500% due 03/18/25	EUR	100	102	Flight Centre, Ltd.		7,628	213
SGSP Australia Assets Pty, Ltd.				Fuji Heavy Industries, Ltd.		1,700	69
Series EMTN				Gap, Inc. (The)		5,752	142
2.000% due 06/30/22	EUR	100	108	Goodyear Tire & Rubber Co. (The)		4,016	114
Siviglia SPV SRL				Grupo Televisa SAB - ADR		13,707	363
Series 2012-1 Class A				Guangzhou Automobile Group Co., Ltd.		18,000	15
0.498% due 10/25/55 (Ê)	EUR	63	66	Class H(Æ)
Societe Generale SA				Home Depot, Inc. (The)		2,138	269
2.625% due 02/27/25	EUR	100	104	Honda Motor Co., Ltd.		14,100	382
South Africa Government International				Hyundai Motor Co.		4,974	558
Bond				Isuzu Motors, Ltd.		1,500	15
Series 2032				ITOCHU Corp.		5,400	64
8.250% due 03/31/32	ZAR	650	36	Kering		99	17
Series R186				Kose Corp.		200	19
10.500% due 12/21/26	ZAR	10,180	697	Las Vegas Sands Corp.		3,967	179
Series R203				lululemon athletica, Inc.(Æ)		506	31
8.250% due 09/15/17	ZAR	3,110	196	Makita Corp.		400	23
Series R214				Matas A/S		13,596	257
6.500% due 02/28/41	ZAR	4,350	190	McDonald's Corp.		3,684	456
Standard Chartered PLC				Mediaset Espana Comunicacion SA		2,527	25
4.000% due 10/21/25	EUR	100	104	Metropole Television SA		10,361	166
Telefonica Emisiones SAU				Michael Kors Holdings, Ltd.(Æ)		5,717	228
5.375% due 02/02/26	GBP	50	79	Netflix, Inc.(Æ)		1,136	104
Telstra Corp., Ltd.				Pearson PLC		7,072	80

See accompanying notes which are an integral part of this quarterly report.

326 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Persimmon PLC Class A(Æ)	11,910	347	BP PLC - ADR	19,195	621
Pola Orbis Holdings, Inc.	1,000	69	Cenovus Energy, Inc.	20,572	254
Polaris Industries, Inc.	688	51	Cheniere Energy, Inc.(Æ)	1,721	52
Priceline Group, Inc. (The)(Æ)	32	34	Chevron Corp.	2,955	256
Regal Entertainment Group Class A	9,095	157	Devon Energy Corp.	5,137	143
Renault SA	917	78	Diamondback Energy, Inc.(Æ)	3,791	286
Ryohin Keikaku Co., Ltd.	500	106	Enterprise Products Partners, LP	7,755	185
Sankyo Co., Ltd.	2,100	80	Exxon Mobil Corp.	5,884	458
SATS, Ltd.	70,400	192	Gamesa Corp. Tecnologica SA	2,115	39
Secom Co., Ltd.	4,861	339	Hanergy Thin Film Power Group, Ltd.	205,123	103
Shaw Communications, Inc. Class B	8,693	150	(Æ)
Shenzhou International Group Holdings,			Helmerich & Payne, Inc.	1,513	77
Ltd.	12,000	64	Husky Energy, Inc.	15,279	152
Shingakukai Co., Ltd.	18,484	97	Kinder Morgan, Inc.	22,342	368
Skechers U.S.A., Inc. Class A(Æ)	2,468	70	New Hope Corp., Ltd.	19,974	24
Societe Television Francaise 1	15,792	179	NextEra Energy Partners, LP	1,723	47
Starbucks Corp.	2,450	149	Occidental Petroleum Corp.	4,271	294
Sumitomo Electric Industries, Ltd.	2,600	34	Royal Dutch Shell PLC Class A	29,170	640
Tatts Group, Ltd.	32,947	98	Royal Dutch Shell PLC Class A	6,109	268
Taylor Wimpey PLC	121,289	334	- ADR(Æ)
Toyota Boshoku Corp.	1,800	37	Statoil ASA Class N	20,225	281
Toyota Motor Corp.	1,300	79	Tallgrass Energy GP, LP Class A	2,280	35
Under Armour, Inc. Class A(Æ)	1,093	93	TGS Nopec Geophysical Co. ASA - ADR	2,015	29
United Business Media, Ltd.	31,801	238	Total SA	6,997	311
Vivendi SA - ADR	10,492	228	Ultrapar Participacoes SA	3,284	49
Wal-Mart Stores, Inc.	1,295	86	Vermilion Energy, Inc.	4,440	119
Wesfarmers, Ltd.	5,117	154	Williams Cos., Inc. (The)	6,215	120
XTEP International Holdings, Ltd.(Æ)	80,500	36	Woodside Petroleum, Ltd.	6,803	137
Yamaha Corp.	2,200	52			5,617
		8,625
			Financial Services - 8.1%
Consumer Staples - 4.1%			Aberdeen Asset Management PLC	29,537	104
Altria Group, Inc.	9,716	594	Activia Properties, Inc.(ö)	9	41
British American Tobacco PLC	8,638	480	ADO Properties SA(Æ)(Þ)	770	22
CK Hutchison Holdings, Ltd.	20,219	251	Aegon NV	5,800	33
Coca-Cola Co. (The)	29,904	1,284	Aeon Mall Co., Ltd.	2,600	40
GS Retail Co., Ltd.(Æ)	2,506	138	Aflac, Inc.	2,224	129
Hang Fat Ginseng Holdings Co., Ltd.(Æ)	500,000	2	Allianz SE	1,477	238
Imperial Tobacco Group PLC	7,129	386	Ally Financial, Inc.(Æ)	27,594	437
Japan Tobacco, Inc.	9,800	383	alstria office REIT-AG(Æ)(ö)	4,025	50
Kimberly-Clark Corp.	2,041	262	American Capital Agency Corp.(ö)	9,252	158
Koninklijke Ahold NV	4,102	93	Amlin PLC	4,548	43
KT&G Corp.(Æ)	1,599	138	AmTrust Financial Services, Inc.	637	36
MEIJI Holdings Co., Ltd.	600	50	Apartment Investment & Management	3,771	148
Nu Skin Enterprises, Inc. Class A	498	16	Co. Class A(ö)
PepsiCo, Inc.	11,631	1,155	Arthur J Gallagher & Co.	2,935	111
Philip Morris International, Inc.	5,220	470	ASX, Ltd. - ADR	2,190	66
Procter & Gamble Co. (The)	18,425	1,505	AXA SA	13,158	326
Reynolds American, Inc.	10,427	521	Azimut Holding SpA	4,941	105
Rite Aid Corp.(Æ)	12,928	101	Bank Handlowy w Warszawie SA	654	12
Sprouts Farmers Market, Inc.(Æ)	2,750	63	Bank of Communications Co., Ltd. Class	228,188	140
Stock Spirits Group PLC	120,703	229	H
Swedish Match AB	21,219	755	Beni Stabili SpA SIIQ(ö)	74,159	50
Sysco Corp.	10,774	429	Big Yellow Group PLC(ö)	8,221	90
Tesco PLC(Æ)	185,390	459	BOC Hong Kong Holdings, Ltd.	5,500	14
Unilever NV	9,380	418	Brixmor Property Group, Inc.(ö)	2,897	77
Unilever PLC	5,134	226	Buwog AG(Æ)	535	11
Woolworths, Ltd.	7,518	131	CapitaLand, Ltd.	20,800	45
			CBL & Associates Properties, Inc.	2,500	61
		10,539	Charles Schwab Corp. (The)	2,178	56
			Chesapeake Lodging Trust	2,000	51
Energy - 2.2%			Cheung Kong Property Holdings, Ltd.	28,000	152
AltaGas, Ltd. - ADR	1,502	35	China CITIC Bank Corp., Ltd. Class
APA Group	14,319	87	H(Æ)	204,000	118
ARC Resources, Ltd.	4,710	63	China Construction Bank Corp. Class H	192,000	118
BP PLC	15,572	84	China Everbright Bank Co., Ltd. Class H	139,742	66

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 327

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Life Insurance Co., Ltd. Class H	43,126	104	Japan Exchange Group, Inc.	5,300	75
China Merchants Bank Co., Ltd. Class H	25,000	49	Japan Prime Realty Investment Corp.(ö)	11	40
China Pacific Insurance Group Co., Ltd.	4,400	15	Japan Retail Fund Investment Corp.(ö)	32	68
Class H			Kilroy Realty Corp.(ö)	2,084	116
Chubb, Ltd.(Æ)	717	81	Klepierre - GDR(ö)	5,226	228
Cincinnati Financial Corp.	1,786	103	Lazard, Ltd. Class A	5,041	181
CIT Group, Inc.	17,580	516	Link REIT(ö)	18,000	103
Citigroup, Inc.	1,000	28	LondonMetric Property PLC(ö)	8,989	21
Citizens Financial Group, Inc.	30,918	657	Macerich Co. (The)(ö)	1,147	89
CME Group, Inc. Class A	2,023	182	Man Group PLC	27,544	65
Colony Capital, Inc.	1,000	24	Mapfre SA	3,820	9
Colony Starwood Homes(ö)	1,752	38	MasterCard, Inc. Class A	606	54
Commonwealth Bank of Australia - ADR	2,917	164	Merlin Properties Socimi SA(Æ)(ö)	3,915	46
CoreSite Realty Corp. Class A(ö)	760	49	Mid-America Apartment Communities,
Corrections Corp. of America (ö)	8,662	250	Inc.(ö)	903	85
Credit Acceptance Corp.(Æ)	192	34	Mitsubishi Estate Co., Ltd.	8,000	159
Credit Agricole SA	4,446	44	Mitsubishi UFJ Financial Group, Inc.	22,100	114
Crown Castle International Corp.(ö)	1,078	93	Mitsui Fudosan Co., Ltd.	8,000	188
CyrusOne, Inc.(ö)	1,280	47	Mizuho Financial Group, Inc.	8,300	14
Dai-ichi Life Insurance Co., Ltd. (The)	3,300	46	Moscow Exchange MICEX-RTS PJSC	124,042	159
DDR Corp.(ö)	9,383	174	Muenchener Rueckversicherungs-	2,736	524
Deutsche Bank AG	4,589	81	Gesellschaft AG in Muenchen
Deutsche Boerse AG	225	19	National Retail Properties, Inc.	2,200	55
Deutsche Wohnen AG	4,379	115	Natixis SA	3,127	15
Dexus Property Group(ö)	10,872	57	Nomura Holdings, Inc.	11,700	64
Douglas Emmett, Inc.(ö)	2,554	76	Nomura Real Estate Master Fund, Inc.	19	23
DuPont Fabros Technology, Inc.	2,000	51	(Æ)(ö)
Education Realty Trust, Inc.(ö)	1,623	63	Nordea Bank AB	11,049	111
Empire State Realty Trust, Inc. Class			NorthStar Asset Management Group, Inc.	22,903	264
A(ö)	2,794	46	NSI NV(ö)	7,515	31
Equity LifeStyle Properties, Inc. Class			Omega Healthcare Investors, Inc.(ö)	4,170	132
A(ö)	553	36	Pennsylvania Real Estate Investment		50
Equity Residential(ö)	1,846	142	Trust	1,939
Essex Property Trust, Inc.(ö)	694	148	People's United Financial, Inc.	10,927	157
Euler Hermes Group	365	31	Ping An Insurance Group Co. of China,	16,000	73
Extra Space Storage, Inc.(ö)	1,541	140	Ltd. Class H
Fifth Third Bancorp	24,595	389	PS Business Parks, Inc.(Æ)	5,486	139
Fonciere Des Regions(ö)	725	62	Public Storage(ö)	2,644	421
Four Corners Property Trust, Inc.(Æ)	1,043	18	QTS Realty Trust, Inc. Class A(ö)	1,116	52
GAM Holding AG(Æ)	5,595	79	Regency Centers Corp.(ö)	3,087	177
General Growth Properties, Inc.(ö)	3,413	96	Retail Properties of America, Inc.(Æ)	1,396	35
Genworth MI Canada, Inc.	11,192	194	RMB Holdings, Ltd.	792	3
Global Logistic Properties, Ltd.	41,741	50	Sampo OYJ Class A	6,474	313
GLP J-Reit(ö)	19	19	SBI Holdings, Inc.	14,400	144
Great-West Lifeco, Inc.	5,660	140	Scentre Group(ö)	36,874	114
Hammerson PLC(ö)	20,320	170	SCOR SE - ADR	7,848	274
Hang Seng Bank, Ltd.	10,600	176	Segro PLC(ö)	7,037	44
Hannover Rueck SE	2,986	314	Simon Property Group, Inc.(ö)	1,587	296
Hatteras Financial Corp.(ö)	11,338	139	Singapore Exchange, Ltd.	29,800	149
HCP, Inc.(ö)	1,474	53	SL Green Realty Corp.(ö)	449	43
Health Care REIT, Inc.(Æ)(ö)	6,853	426	Societe Generale SA	920	35
Healthcare Trust of America, Inc. Class			Sompo Japan Nipponkoa Holdings, Inc.	9,494	281
A(ö)	1,767	50	Spirit Realty Capital, Inc.(ö)	6,220	65
Henderson Land Development Co., Ltd.	13,000	71	Standard Chartered PLC	11,301	77
Hispania Activos Inmobiliarios SA(Æ)	2,495	31	STORE Capital Corp.(ö)	1,489	37
Hongkong Land Holdings, Ltd.	13,700	86	Sumitomo Mitsui Financial Group, Inc.	1,500	50
Host Hotels & Resorts, Inc.(ö)	6,159	85	Sun Communities, Inc.(ö)	1,549	103
HSBC Holdings PLC	21,137	149	Sun Hung Kai Properties, Ltd.	10,000	109
Hulic Reit, Inc.(ö)	49	71	Svenska Handelsbanken AB Class A	16,245	204
ING Groep NV	5,756	66	T&D Holdings, Inc.	1,200	14
Insurance Australia Group, Ltd.	64,553	243	Thomson Reuters Corp.	705	26
Intact Financial Corp.	658	39	Tokio Marine Holdings, Inc.	2,100	75
Interactive Brokers Group, Inc. Class A	1,114	36	Travelers Cos., Inc. (The)	1,179	126
Intesa Sanpaolo SpA	54,325	155	Tryg A/S	10,650	203
Iron Mountain, Inc.(ö)	10,709	295	Two Harbors Investment Corp.(ö)	46,257	352
Israel Corp., Ltd. (The)(Æ)	196	33	UDR, Inc.(ö)	4,170	148

See accompanying notes which are an integral part of this quarterly report.

328 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Unibail-Rodamco SE(ö)	1,176	297	CF Industries Holdings, Inc.	1,757	53
UNITE Group PLC (The)	2,436	22	China Lesso Group Holdings, Ltd.(Æ)	71,000	39
Urstadt Biddle Properties, Inc.	2,125	55	Dongpeng Holdings Co., Ltd.(Æ)	138,000	60
VEREIT, Inc.	3,300	80	Dongyue Group(Æ)	122,000	24
Vicinity Centres(Æ)(ö)	45,275	94	Dow Chemical Co. (The)	5,240	220
Visa, Inc. Class A	219	16	Eregli Demir ve Celik Fabrikalari TAS	5,402	6
Vornado Realty Trust(ö)	4,399	231	Greatview Aseptic Packaging Co., Ltd.	135,000	56
Wells Fargo & Co.	24,552	1,233	(Æ)
Wereldhave NV(ö)	2,553	139	Hyosung Corp.(Æ)	401	37
Westfield Corp.(ö)	3,646	26	Israel Chemicals, Ltd.	22,486	92
Westpac Banking Corp.	9,615	212	James Hardie Industries PLC	6,396	73
Zions Bancorporation	17,100	388	K&S AG	2,532	53
Zurich Insurance Group AG(Æ)	41	9	Kingboard Laminates Holdings, Ltd.(Æ)	127,500	51
		20,810	Koza Altin Isletmeleri AS	26,746	115
			Kukdo Chemical Co., Ltd.(Æ)	478	24

Health Care - 3.6%			LG Chem, Ltd.(Æ)	207	51
AbbVie, Inc.	3,102	170	Masco Corp.	3,121	82
Acadia Healthcare Co., Inc.(Æ)	3,415	208	Mosaic Co. (The)	6,467	156
As One Corp.	3,981	139	Nippon Fine Chemical Co., Ltd.	13,141	86
AstraZeneca PLC	3,127	200	Nippon Steel & Sumitomo Metal Corp.	2,800	50
AstraZeneca PLC - ADR	9,948	321	Nitto FC Co., Ltd.	19,585	138
Bristol-Myers Squibb Co.	2,455	153	Norsk Hydro ASA	2,178	7
Centene Corp.(Æ)	2,292	142	Novolipetsk Steel AO	105,838	93
Chugai Pharmaceutical Co., Ltd.	700	21	Potash Corp. of Saskatchewan, Inc.	2,743	45
Daiichi Sankyo Co., Ltd.	5,200	109	Rio Tinto PLC	1,201	30
Edwards Lifesciences Corp.(Æ)	768	60	Shimano, Inc.	300	48
Eisai Co., Ltd.	1,500	91	Siemens AG(Æ)	2,216	212
			Sinopec Oilfield Service Corp. Class
Eli Lilly & Co.	2,310	183		179,023	40
			H(Æ)
GlaxoSmithKline PLC - ADR	58,556	1,206	South32, Ltd.(Æ)	20,290	14
Hanmi Pharm Co., Ltd.(Æ)	25	15	Tipco Asphalt PCL(Æ)	168,000	158
Hanmi Science Co. ltd(Æ)	393	52	Tongyang, Inc.(Æ)	18,610	44
Illumina, Inc.(Æ)	695	110	TOTO, Ltd.	1,200	39
Jazz Pharmaceuticals PLC(Æ)	237	30	Westlake Chemical Corp.	354	16
Johnson & Johnson	14,031	1,465	Xinyi Glass Holdings, Ltd.	32,000	16
Kaken Pharmaceutical Co., Ltd.	300	20	Yara International ASA	3,728	142
Medikit Co., Ltd.	621	19
Merck & Co., Inc.	8,091	410			3,301
Millennium Health LLC(Æ)	2,491	29
Mylan NV(Æ)	337	18	Producer Durables - 4.8%
Nakanishi, Inc.	2,020	79	3M Co.	904	137
Novartis AG	9,421	731	Abertis Infraestructuras SA	17,644	264
Novo Nordisk A/S Class B	939	52	Accenture PLC Class A	2,919	308
Pfizer, Inc.	40,104	1,223	Aena SA(Æ)(Þ)	1,321	147
Roche Holding AG	1,840	479	AerCap Holdings NV(Æ)	764	23
Sanofi - ADR	5,436	456	Aeroports de Paris	771	87
Sonic Healthcare, Ltd.	9,229	121	Air Lease Corp. Class A	520	13
Stryker Corp.	4,849	481	Alaska Air Group, Inc.	450	32
Sysmex Corp.	300	19	Amada Holdings Co., Ltd.	2,000	19
Takeda Pharmaceutical Co., Ltd.	4,300	208	Atlantia SpA	11,736	307
Taro Pharmaceutical Industries, Ltd.(Æ)	109	16	Auckland International Airport, Ltd.	59,511	215
Valeant Pharmaceuticals International,			Automatic Data Processing, Inc.	3,160	263
Inc.(Æ)	288	26	Babcock & Wilcox Co. (The)	7,767	233
Veeva Systems, Inc. Class A(Æ)	3,358	81	BAE Systems PLC	69,793	515
Zoetis, Inc. Class A	984	42	BBA Aviation PLC	42,348	99
		9,185	Boeing Co. (The)	1,834	220
			Brambles, Ltd.	2,185	18
Materials and Processing - 1.3%			Canon, Inc.	15,229	426
Agrium, Inc.(Æ)	1,419	123	Central Japan Railway Co.	500	93
			China Railway Construction Corp., Ltd.
Alrosa PAO	176,900	145		18,723	19
			Class H
Alumina, Ltd.	170,471	128	China Railway Group, Ltd. Class H	33,000	24
Amcor, Ltd. Class A	5,018	48	Cobham PLC	104,436	380
APERAM SA(Æ)	1,603	50	Colfax Corp.(Æ)	4,652	103
BASF SE	3,049	202	ComfortDelGro Corp., Ltd.	45,700	91
BHP Billiton PLC	3,360	33	COSCO Pacific, Ltd.(Þ)	62,000	70
BHP Billiton, Ltd. - ADR	18,383	202	Coway Co., Ltd.(Æ)	315	26

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 329

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CRRC Corp., Ltd.(Æ)	129,000	121	Cisco Systems, Inc.	5,821	138
Cummins, Inc.	865	78	CommScope Holding Co., Inc.(Æ)	794	18
Danone SA	10,867	749	Corning, Inc.	4,295	80
Denso Corp.	400	17	Cosel Co., Ltd.	21,239	176
Deutsche Post AG	5,854	142	Ei Towers SpA	1,901	110
Duerr AG	229	15	Electronic Arts, Inc.(Æ)	2,679	173
Eaton Corp. PLC	2,345	118	Eutelsat Communications SA(Æ)	5,969	194
Emerson Electric Co.	4,523	208	Facebook, Inc. Class A(Æ)	3,022	339
Ferrovial SA(Æ)	10,464	231	Icom, Inc.	4,043	72
Flughafen Zuerich AG	421	311	Infineon Technologies AG - ADR	1,155	15
G4S PLC	68,544	223	Intel Corp.	9,344	290
Genesee & Wyoming, Inc. Class A(Æ)	308	15	International Business Machines Corp.	2,061	257
Groupe Eurotunnel SE	27,908	322	IPG Photonics Corp.(Æ)	270	22
Grupo Aeroportuario del Pacifico SAB de	2,657	223	Lectra	8,960	114
CV - ADR			Microchip Technology, Inc.	4,393	197
Hamburger Hafen und Logistik AG	9,825	137	Micron Technology, Inc.(Æ)	2,420	27
Hino Motors, Ltd.	1,400	16	Microsoft Corp.	29,109	1,604
JetBlue Airways Corp.(Æ)	5,171	110	Mitsubishi Electric Corp.	3,000	28
Jiangsu Expressway Co., Ltd. Class H	80,000	95	NetEase, Inc. - ADR	360	56
Kitagawa Industries Co., Ltd.	8,131	83	Nexon Co., Ltd.	2,100	34
Kubota Corp.	1,000	15	NTT DOCOMO, Inc.	17,139	382
Kuehne & Nagel International AG	727	96	Obic Co., Ltd.	300	16
Lockheed Martin Corp.	2,080	439	Oracle Corp.	32,797	1,191
Macquarie Infrastructure Corp.	4,152	278	Otsuka Corp.(Æ)	700	35
Meggitt PLC	62,784	327	QUALCOMM, Inc.	5,561	252
Mitsubishi Corp.	1,000	16	Rogers Communications, Inc. Class B	27,506	942
MTR Corp., Ltd.	25,000	114	Seagate Technology PLC	11,936	347
Nestle SA	8,730	643	SINA Corp.(Æ)	1,550	71
Oesterreichische Post AG	3,956	141	Skyworks Solutions, Inc.	2,817	194
OHL Mexico SAB de CV(Æ)	32,608	30	Sony Corp.	2,200	53
Orkla ASA	43,236	350	Tableau Software, Inc. Class A(Æ)	1,531	123
Qantas Airways, Ltd.(Æ)	2,359	7	Taiwan Semiconductor Manufacturing
Raytheon Co.	806	103	Co., Ltd. - ADR	8,641	193
RR Donnelley & Sons Co.	13,238	185	Telefonaktiebolaget LM Ericsson Class B	4,098	36
Secom Joshinetsu Co., Ltd.	5,002	150	Telesites SAB de CV(Æ)	41,463	25
Shanghai Electric Group Co., Ltd. Class	124,669	55	Texas Instruments, Inc.	5,620	297
H			Vodafone Group PLC	265,982	851
Shanghai Jinjiang International			VTech Holdings, Ltd.	7,300	73
Industrial Investment Co., Ltd. Class	37,200	68	Yahoo!, Inc.(Æ)	1,943	57
B(Æ)					11,621
Shimadzu Corp.	2,000	31
Skanska AB Class B	11,926	229
Spirit Airlines, Inc.(Æ)	2,375	99	Utilities - 5.3%
			Aguas Andinas SA Class A	94,907	48
Tecnicas Reunidas SA	505	17	Alliant Energy Corp.	1,199	78
Transurban Group - ADR(Æ)	79,731	611	Ameren Corp.	5,904	265
Trinity Industries, Inc.	3,166	68	America Movil SAB de CV	829,267	585
Union Pacific Corp.	490	35	American Water Works Co., Inc.	1,803	117
United Continental Holdings, Inc.(Æ)	649	31	AT&T, Inc.	12,918	466
United Parcel Service, Inc. Class B	847	79	Atmos Energy Corp.	660	46
United Rentals, Inc.(Æ)	1,943	93	Canadian Natural Resources, Ltd.	7,756	166
United Technologies Corp.	1,007	88	CenturyLink, Inc.	11,201	285
Vinci SA	4,097	278	China Power International Development,
Waste Management, Inc.	3,097	164		209,000	94
			Ltd.(Æ)
Westshore Terminals Investment Corp.	3,701	35	China Resources Power Holdings Co.,
Zhejiang Expressway Co., Ltd. Class H	36,000	31	Ltd.	24,000	41
		12,252	Chugoku Electric Power Co., Inc. (The)	3,300	44
			CMS Energy Corp.	3,515	137
Technology - 4.5%			Deutsche Telekom AG	10,401	181
Alphabet, Inc. Class A(Æ)	1,608	1,224	Dominion Resources, Inc.	4,392	317
Analog Devices, Inc.	2,092	113	DTE Energy Co.	1,241	106
Apple, Inc.	6,052	589	Duke Energy Corp.	6,828	514
ARRIS International PLC(Æ)	572	15	Edison International	3,500	216
Avago Technologies, Ltd. Class A	136	18	Electric Power Development Co., Ltd.	1,500	51
BCE, Inc.	10,693	431	Enagas SA	4,518	132
CA, Inc.	1,940	56	Enbridge, Inc.	6,717	233
Cellnex Telecom SAU(Æ)(Þ)	5,385	93	Engie SA	13,150	211

See accompanying notes which are an integral part of this quarterly report.

330 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$		or Shares			$
Entergy Corp.	4,422	312	ING Groep NV		2,500		65
Eversource Energy	3,591	193	JPMorgan Chase & Co.		1,800		46
Exelon Corp.	17,043	504	Morgan Stanley		10,750		287
Gas Natural SDG SA	8,440	166	National Westminster Bank PLC		900		23
KDDI Corp.	2,900	73	PartnerRe, Ltd.		5,399		155
National Grid PLC	55,830	787	PNC Financial Services Group, Inc.		1,500		42
NextEra Energy, Inc.	4,456	498	(The)
Nippon Telegraph & Telephone Corp.	4,500	191	PrivateBancorp, Inc.		711		19
NiSource, Inc.	1,802	38	RBS Capital Funding Trust VI		1,000		25
Pattern Energy Group, Inc. Class A	4,603	87	Regions Financial Corp.		2,223		59
PG&E Corp.	4,770	262	Reinsurance Group of America, Inc.		1,000		29
Power Assets Holdings, Ltd.	18,500	169	SunTrust Banks, Inc.		801		21
PPL Corp.	34,727	1,218	US Bancorp		1,000		28
Proximus	2,900	100	Wells Fargo & Co.		6,282		166
Scottish & Southern Energy PLC	13,926	289	Wells Fargo Real Estate Investment		1,200		32
Sempra Energy	2,219	210	Corp.
Singapore Telecommunications, Ltd.	97,566	240	WR Berkley Corp.		1,500		38
Snam Rete Gas SpA	43,740	245					1,847
Southern Co. (The)	4,044	198	Health Care - 0.0%
Spark Infrastructure Group	34,326	48	Sartorius AG		260		67
Swisscom AG	654	325
TalkTalk Telecom Group PLC	25,622	81	Materials and Processing - 0.0%
TECO Energy, Inc.	7,175	195	LG Chem, Ltd.		80		15
Telenor ASA	11,082	180
Telkom SA SOC, Ltd.	2,036	8	Utilities - 0.1%
Telstra Corp., Ltd.	116,878	470	Integrys Holding, Inc.		1,000		26
TELUS Corp.	5,724	159	NextEra Energy Capital Holdings, Inc.		1,700		44
Terna Rete Elettrica Nazionale SpA	72,373	387	Qwest Corp.		3,400		87
Tohoku Electric Power Co., Inc.	3,600	45	SCE Trust IV		5,300		142
Tokyo Gas Co., Ltd.	9,000	41					299
TransCanada Corp.	10,040	349	Total Preferred Stocks
United Utilities Group PLC	9,521	130
Verizon Communications, Inc.	8,910	445	(cost $2,530)				2,582
WEC Energy Group, Inc.	8,222	454
Xcel Energy, Inc.	3,752	143	Options Purchased - 0.1%
			(Number of Contracts)
		13,573	EURO STOXX 50 Index
			Apr 2016 3,092.47 Call (1,576)	EUR	4,874	(ÿ)	177
Total Common Stocks			Total Options Purchased
(cost $105,405)		95,523	(cost $203)				177
Preferred Stocks - 1.0%
Consumer Discretionary - 0.1%			Short-Term Investments - 7.1%
CHS, Inc.	4,762	127	Brazil Letras do Tesouro Nacional
GMAC Capital Trust I	3,999	102	Series LTN
		229	Zero coupon due 01/01/17	BRL	900		199
Energy - 0.1%			Malaysia Government International Bond
Southern Co. (The)	4,700	125	Series 1/06
			4.262% due 09/15/16	MYR	700		170
Financial Services - 0.7%			Mexico Government International Bond
Aegon NV	2,000	52	5.625% due 01/15/17		30		31
Allstate Corp. (The)	1,750	48	Optima Specialty Steel, Inc.
American Financial Group, Inc.	3,300	83	12.500% due 12/15/16 (Þ)		1,000		835
Bank of America Corp.	1,925	49	Poland Government International Bond
Barclays Bank PLC	3,700	97	Series 1016
Charles Schwab Corp. (The)	1,500	39	4.750% due 10/25/16	PLN	540		136
Citigroup Capital XIII	2,300	59	Russell U.S. Cash Management Fund		15,867,354	(8)	15,867
Citigroup, Inc.	1,900	48	Russian Federal Bond - OFZ
CoBank ACB	700	72	Series 6203
Deutsche Bank Contingent Capital Trust			6.900% due 08/03/16	RUB	5,960		78
	1,482	38
III			Turkey Government International Bond
Endurance Specialty Holdings, Ltd.	2,000	52	0.010% due 12/14/16	TRY	610		189
Fifth Third Bancorp	1,500	42	United States Treasury Notes
First Republic Bank	2,000	51	1.500% due 07/31/16		135		136
Hanover Insurance Group, Inc. (The)	2,000	51	WPX Energy, Inc.
Hartford Financial Services Group, Inc.	1,000	31	5.250% due 01/15/17		580		555
(The)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 331

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Total Short-Term Investments
(cost $18,347)	18,196
Total Investments 98.4%
(identified cost $274,382)	252,037

Other Assets and Liabilities,
Net - 1.6%	4,027

Net Assets - 100.0%	256,064

See accompanying notes which are an integral part of this quarterly report.

332 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.7%
1011778 BC ULC / New Red Finance, Inc.	05/14/15	500,000	100.00	500	502
Berry Plastics Corp.	09/16/15	28,000	100.00	28	29
Blue Coat Holdings, Inc.	05/19/15	250,000	100.00	250	252
Building Materials Corp. of America	09/22/15	55,000	100.00	55	56
Cole Park CLO, Ltd.	10/30/15	250,000	89.84	225	195
Constellis Holdings LLC / Constellis Finance Corp.	05/06/15	500,000	99.57	498	382
Energizer Holdings, Inc.	05/15/15	125,000	96.04	120	116
Fresenius US Finance II, Inc.	09/16/15	25,000	100.00	25	25
Frontier Communications Corp.	09/11/15	125,000	99.78	125	125
Mallinckrodt International Finance SA / Mallinckrodt CB LLC	09/09/15	28,000	100.00	28	26
Neptune Finco Corp.	09/25/15	28,000	100.00	28	29
					1,737
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	89	EUR	2,695	03/16	(175)
MSCI EAFE Mini Index Futures	19	USD	1,522	03/16	(77)
MSCI Emerging Markets Mini Index Futures	6	USD	224	03/16	(8)
Russell 1000 Mini Index Futures	4	USD	426	03/16	(20)
S&P 500 E-Mini Index Futures	89	USD	8,589	03/16	(387)
S&P Consumer Discretionary Select Sector Index Futures	34	USD	2,527	03/16	(192)
S&P Financial Select Sector Index Futures	225	USD	12,156	03/16	(399)
S&P Mid 400 E-Mini Index Futures	5	USD	657	03/16	(30)
United States 2 Year Treasury Note Futures	11	USD	2,405	03/16	12
United States 5 Year Treasury Note Futures	31	USD	3,741	03/16	63
United States 10 Year Treasury Note Futures	16	USD	2,073	03/16	48
United States Long Bond Futures	4	USD	644	03/16	23
Short Positions
Amsterdam Index Futures	1	EUR	86	02/16	(2)
CAC40 Euro Index Futures	6	EUR	265	02/16	(1)
Dax Index Futures	1	EUR	244	03/16	16
Dow Jones U.S. Real Estate Index Futures	368	USD	10,396	03/16	(199)
FTSE 100 Index Futures	46	GBP	2,763	03/16	(41)
IBEX 35 Index Futures	1	EUR	88	02/16	3
MSCI Emerging Markets Mini Index Futures	20	USD	748	03/16	27
OMXS30 Index Futures	2	SEK	270	02/16	—
S&P Energy Select Sector Index Futures	23	USD	1,335	03/16	91
S&P Utilities Select Sector Index Futures	96	USD	4,371	03/16	(374)
S&P/TSX 60 Index Futures	17	CAD	2,559	03/16	(9)
SPI 200 Index Futures	14	AUD	1,738	03/16	(19)
TOPIX Index Futures	2	JPY	28,780	03/16	15
United States 10 Year Treasury Note Futures	36	USD	4,665	03/16	(119)
United States Ultra Bond Futures	1	USD	166	03/16	(7)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,761)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Call	1,576	3,479.03	EUR	5,483	04/08/16	(12)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 333

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Put	1,576	2,880.24	EUR	4,539	04/08/16	(134)
Total Liability for Options Written (premiums received $203)							(146)
Transactions in options written contracts for the period ended January 31, 2016 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2015				—	$—
Opened			378,158		293
Closed			(375,006)		(90)
Expired				—	—
Outstanding January 31, 2016				3,152	$203

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	10	EUR	9	02/01/16	—
Bank of America	USD	10	EUR	9	02/01/16	—
Bank of America	USD	12	EUR	11	02/01/16	—
Bank of America	USD	12	EUR	11	02/02/16	—
Bank of America	USD	12	EUR	11	02/02/16	—
Bank of America	USD	13	EUR	12	02/02/16	(1)
Bank of America	USD	11	JPY	1,288	02/03/16	—
Bank of America	USD	12	JPY	1,450	02/03/16	—
Bank of America	EUR	13	USD	15	02/01/16	—
Bank of America	JPY	1,186	USD	10	02/03/16	—
Bank of America	JPY	1,516	USD	13	02/03/16	—
Barclays	USD	65	BRL	265	02/02/16	1
Barclays	USD	66	BRL	265	02/02/16	1
Barclays	USD	70	HUF	20,329	02/16/16	1
Barclays	USD	55	INR	3,686	02/16/16	(1)
Barclays	USD	12	MXN	213	02/16/16	—
Barclays	USD	50	MXN	930	02/16/16	1
Barclays	USD	62	RON	258	02/16/16	(1)
Barclays	USD	140	THB	5,104	02/16/16	3
Barclays	USD	29	TRY	88	02/16/16	1
Barclays	USD	32	ZAR	534	02/16/16	1
Barclays	BRL	265	USD	66	02/02/16	(1)
Barclays	BRL	265	USD	66	02/02/16	—
Barclays	BRL	265	USD	64	03/02/16	(1)
Barclays	HUF	24,659	USD	85	02/16/16	(1)
Barclays	IDR	382,538	USD	27	02/16/16	(1)
Credit Suisse	USD	997	EUR	905	03/16/16	(15)
Credit Suisse	EUR	190	USD	206	03/16/16	—
HSBC	USD	2,786	EUR	2,550	03/16/16	(21)
HSBC	USD	1,238	GBP	825	03/16/16	(62)
HSBC	USD	112	JPY	13,750	03/16/16	2
HSBC	AUD	520	USD	373	03/16/16	5
HSBC	AUD	560	USD	401	03/16/16	6
HSBC	CAD	270	USD	199	03/16/16	6
HSBC	CAD	1,300	USD	956	03/16/16	28
HSBC	CHF	380	USD	384	03/16/16	13
HSBC	EUR	2,835	USD	3,097	03/16/16	23
HSBC	GBP	2,390	USD	3,585	03/16/16	180
HSBC	NOK	6,215	USD	708	03/16/16	(8)
HSBC	SEK	1,805	USD	213	03/16/16	2
JPMorgan Chase	USD	55	INR	3,686	02/16/16	(1)

See accompanying notes which are an integral part of this quarterly report.

334 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	12	MXN	213	02/16/16	—
JPMorgan Chase	USD	29	TRY	88	02/16/16	1
JPMorgan Chase	HUF	24,659	USD	85	02/16/16	(1)
JPMorgan Chase	IDR	382,538	USD	27	02/16/16	—
Royal Bank of Canada	USD	2,782	EUR	2,550	03/16/16	(17)
Royal Bank of Canada	USD	1,238	GBP	825	03/16/16	(62)
Royal Bank of Canada	USD	112	JPY	13,750	03/16/16	2
Royal Bank of Canada	AUD	520	USD	373	03/16/16	6
Royal Bank of Canada	AUD	560	USD	402	03/16/16	7
Royal Bank of Canada	CAD	270	USD	199	03/16/16	6
Royal Bank of Canada	CAD	1,300	USD	956	03/16/16	28
Royal Bank of Canada	CHF	380	USD	384	03/16/16	13
Royal Bank of Canada	EUR	2,835	USD	3,093	03/16/16	19
Royal Bank of Canada	GBP	2,390	USD	3,587	03/16/16	182
Royal Bank of Canada	NOK	6,215	USD	708	03/16/16	(8)
Royal Bank of Canada	SEK	1,805	USD	213	03/16/16	2
Standard Chartered	USD	55	INR	3,686	02/16/16	(1)
Standard Chartered	USD	12	MXN	213	02/16/16	—
Standard Chartered	USD	29	TRY	88	02/16/16	1
Standard Chartered	IDR	382,538	USD	27	02/16/16	(1)
State Street	USD	1,408	CAD	2,020	03/16/16	34
State Street	USD	600	CHF	590	03/16/16	(23)
State Street	USD	1	EUR	1	02/01/16	—
State Street	USD	608	GBP	410	03/16/16	(23)
State Street	USD	500	NOK	4,360	03/16/16	2
UBS	USD	250	CHF	250	03/16/16	(6)
UBS	USD	55	INR	3,686	02/16/16	(1)
UBS	USD	431	JPY	53,000	03/16/16	7
UBS	USD	12	MXN	213	02/16/16	—
UBS	USD	62	RON	258	02/16/16	(1)
UBS	IDR	382,538	USD	27	02/16/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						326

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Morgan Stanley	USD	9,600	5.000%	12/20/20	(1)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($26)						(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 335

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$369	$—	$369
Corporate Bonds and Notes	—	44,449	—	44,449
International Debt	—	24,668	—	24,668
Loan Agreements	—	48,469	—	48,469
Mortgage-Backed Securities	—	375	—	375
Non-US Bonds	—	16,920	—	16,920
United States Government Treasuries	—	309	—	309
Common Stocks
Consumer Discretionary	2,695	5,930	—	8,625
Consumer Staples	6,400	4,139	—	10,539
Energy	3,882	1,632	103	5,617
Financial Services	11,431	9,379	—	20,810
Health Care	5,139	4,046	—	9,185
Materials and Processing	695	2,606	—	3,301
Producer Durables	3,968	8,284	—	12,252
Technology	9,339	2,282	—	11,621
Utilities	8,844	4,729	—	13,573
Preferred Stocks
Consumer Discretionary	102	127	—	229
Energy	125	—	—	125
Financial Services	1,757	90	—	1,847
Health Care	—	67	—	67
Materials and Processing	—	15	—	15
Utilities	299	—	—	299
Options Purchased	177	—	—	177
Short-Term Investments	—	18,196	—	18,196
Total Investments	54,853	197,081	103	252,037

Other Financial Instruments
Futures Contracts	(1,761)	—	—	(1,761)
Options Written	(146)	—	—	(146)
Foreign Currency Exchange Contracts	(1)	327	—	326
Credit Default Swap Contracts	—	(1)	—	(1)
Total Other Financial Instruments*	$(1,908)	$326	$—	$(1,582)

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

336 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 91.8%			Nielsen Holdings PLC(Æ)	237	11
Consumer Discretionary - 13.7%			Nike, Inc. Class B	8,514	528
Abercrombie & Fitch Co. Class A	705	18	Pandora Media, Inc.(Æ)	1,810	18
Advance Auto Parts, Inc.	242	37	PulteGroup, Inc.	2,943	49
Amazon.com, Inc.(Æ)(ì)	2,052	1,204	PVH Corp.	797	58
AMC Networks, Inc. Class A(Æ)	208	15	Regal Entertainment Group Class A	1,672	29
Ascena Retail Group, Inc.(Æ)	3,338	25	Sally Beauty Holdings, Inc.(Æ)	375	10
AutoNation, Inc.(Æ)	793	34	Scripps Networks Interactive, Inc. Class A	597	36
Best Buy Co., Inc.	2,196	61	SeaWorld Entertainment, Inc.	715	14
Cable One, Inc.(Æ)	55	24	Starbucks Corp.	7,452	453
Cablevision Systems Corp. Class A	2,094	67	Taylor Morrison Home Corp. Class A(Æ)	957	11
CarMax, Inc.(Æ)	2,143	95	TEGNA, Inc.	1,865	45
Charter Communications, Inc. Class A(Æ)	238	41	Tempur Sealy International, Inc.(Æ)	219	13
Chico's FAS, Inc.	1,305	14	Tesla Motors, Inc.(Æ)	344	66
Choice Hotels International, Inc.	141	6	Tiffany & Co.	1,156	74
Cinemark Holdings, Inc.	781	23	Time Warner, Inc.	4,934	348
Clear Channel Outdoor Holdings, Inc. Class			TJX Cos., Inc.	4,732	337
A(Æ)	2,880	15	TripAdvisor, Inc.(Æ)	769	51
Comcast Corp. Class A(Æ)(ì)	14,746	821	Twenty-First Century Fox, Inc. Class A	10,120	273
Costco Wholesale Corp.	2,784	421	Urban Outfitters, Inc.(Æ)	1,573	36
Deckers Outdoor Corp.(Æ)	368	18	Visteon Corp.(Æ)	226	15
Dollar General Corp.	2,083	156	Wal-Mart Stores, Inc.(ì)	8,670	575
DR Horton, Inc.	2,712	75	Walt Disney Co. (The)(ì)	9,323	893
DreamWorks Animation SKG, Inc. Class			Whirlpool Corp.	556	75
A(Æ)	725	19	Wyndham Worldwide Corp.	1,531	99
DSW, Inc. Class A	958	23			10,890
Dunkin' Brands Group, Inc.	958	38
eBay, Inc.(Æ)	5,552	130	Consumer Staples - 8.6%
Expedia, Inc.	692	70	Altria Group, Inc.(ì)	14,066	860
Ford Motor Co.	21,357	255	Bunge, Ltd.	647	40
Fortune Brands Home & Security, Inc.	621	30	Campbell Soup Co.	2,795	158
Fossil Group, Inc.(Æ)	397	13	Coca-Cola Co. (The)(ì)	10,630	456
GameStop Corp. Class A	1,714	45	Colgate-Palmolive Co.	5,464	369
Gannett Co., Inc.	932	14	Constellation Brands, Inc. Class A	597	91
Gentex Corp.	3,254	45	CVS Health Corp.	6,712	648
Goodyear Tire & Rubber Co. (The)	2,724	77	GNC Holdings, Inc. Class A	545	15
Graham Holdings Co. Class B	55	27	Herbalife, Ltd.(Æ)	359	17
H&R Block, Inc.	2,631	90	Hormel Foods Corp.	2,326	187
Harman International Industries, Inc.	482	36	Keurig Green Mountain, Inc.	526	47
Hasbro, Inc.	1,340	99	Kimberly-Clark Corp.	2,584	332
Home Depot, Inc. (The)(ì)	8,950	1,126	Kraft Heinz Co. (The)	3,305	258
Hyatt Hotels Corp. Class A(Æ)	488	19	Molson Coors Brewing Co. Class B	1,487	135
International Game Technology PLC	482	7	Mondelez International, Inc. Class A	9,898	427
Interpublic Group of Cos., Inc. (The)	1,780	40	Nu Skin Enterprises, Inc. Class A	284	9
J Alexander's Holdings, Inc.(Æ)	247	2	PepsiCo, Inc.(ì)	9,278	921
JC Penney Co., Inc.(Æ)	10,549	77	Philip Morris International, Inc.(ì)	4,891	440
Lamar Advertising Co. Class A(ö)	451	25
Lear Corp.	1,030	107	Procter & Gamble Co. (The)(ì)	13,742	1,123
Leggett & Platt, Inc.	680	28	Safeway, Inc.(Æ)	4,648	2
Lennar Corp. Class A	954	40	Tyson Foods, Inc. Class A	2,568	137
Liberty Interactive Corp. QVC Group Class			Walgreens Boots Alliance, Inc.	1,585	126
A(Æ)	1,594	42			6,798
Liberty Ventures Class A(Æ)	226	9
Madison Square Garden Co. (The) Class A(Æ)	107	16	Energy - 6.1%
McDonald's Corp.	5,682	703	Anadarko Petroleum Corp.	3,508	137
Michael Kors Holdings, Ltd.(Æ)	852	34	Apache Corp.	2,959	126
MSG Networks, Inc.(Æ)	323	6	California Resources Corp.	1,795	3
Netflix, Inc.(Æ)	2,569	236	Cheniere Energy, Inc.(Æ)	1,236	37
Newell Rubbermaid, Inc.	1,515	59	Chevron Corp.(ì)	9,365	810
News Corp. Class A	1,262	16	Cobalt International Energy, Inc.(Æ)	440	2

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 337

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Columbia Pipeline Group, Inc.	4,424	82	JPMorgan Chase & Co.(ì)	17,526	1,043
ConocoPhillips	8,741	342	Kilroy Realty Corp.(ö)	1,430	80
CONSOL Energy, Inc.	4,549	36	Legg Mason, Inc.	2,165	66
Denbury Resources, Inc.	5,120	8	Leucadia National Corp.	2,584	43
EQT Corp.	2,257	139	Lincoln National Corp.	2,048	81
Exxon Mobil Corp.(ì)	21,225	1,652	Macerich Co. (The)(ö)	665	52
First Solar, Inc.(Æ)	501	34	MasterCard, Inc. Class A	6,458	575
Halliburton Co.	7,112	226	MBIA, Inc.(Æ)	504	3
Helmerich & Payne, Inc.	1,227	62	MetLife, Inc.	6,203	277
HollyFrontier Corp.	948	33	Nasdaq, Inc.	2,333	145
Kosmos Energy, Ltd.(Æ)	1,026	5	Old Republic International Corp.	1,160	21
Nabors Industries, Ltd.	4,749	35	PayPal Holdings, Inc.(Æ)	5,552	201
Noble Corp. PLC	1,228	9	People's United Financial, Inc.	6,651	96
Occidental Petroleum Corp.	4,488	309	Public Storage(ö)	857	217
Paragon Offshore PLC(Æ)(Ø)	409	—	Raymond James Financial, Inc.	1,908	84
Peabody Energy Corp.(Æ)(Ø)	31	—	Realty Income Corp.(ö)	772	43
QEP Resources, Inc.	1,612	21	RenaissanceRe Holdings, Ltd.	1,137	128
Rowan Cos. PLC Class A	1,570	20	SEI Investments Co.	2,715	107
Schlumberger, Ltd.(ì)	8,132	588	Simon Property Group, Inc.(ö)	2,224	414
SM Energy Co.	785	11	SL Green Realty Corp.(ö)	803	78
Superior Energy Services, Inc.	1,913	20	StanCorp Financial Group, Inc.(Æ)	824	94
Tesoro Corp.	1,113	97	Synovus Financial Corp.	1,170	36
Ultra Petroleum Corp.(Æ)	832	2	TD Ameritrade Holding Corp.	4,432	122
Whiting Petroleum Corp.(Æ)	1,117	8	Torchmark Corp.	2,565	139
WPX Energy, Inc.(Æ)	2,077	11	Total System Services, Inc.	2,598	104
		4,865	Unum Group	5,074	145
			US Bancorp	9,816	393
Financial Services - 16.8%			Visa, Inc. Class A(ì)	12,100	901
Affiliated Managers Group, Inc.(Æ)	867	116	Waddell & Reed Financial, Inc. Class A	2,936	81
Alliance Data Systems Corp.(Æ)	375	75	Weingarten Realty Investors(ö)	1,406	49
American Express Co.(ì)	6,880	368	Wells Fargo & Co.(ì)	25,452	1,278
American International Group, Inc.	8,619	487	Weyerhaeuser Co. (ö)	3,853	99
American Tower Corp.(ö)	1,011	95	WP Glimcher, Inc.(ö)	1,284	12
Apartment Investment & Management Co.			WR Berkley Corp.	1,829	92
Class A(ö)	2,311	90	XL Group PLC Class A	3,586	130
Assurant, Inc.	1,255	102	Zions Bancorporation	4,152	94
Bank of America Corp.(ì)	47,474	671			13,370
BankUnited, Inc.	3,208	108
Berkshire Hathaway, Inc. Class B(Æ)(ì)	9,794	1,271	Health Care - 13.0%
CBRE Group, Inc. Class A(Æ)	2,909	81	Abbott Laboratories(ì)	7,702	291
Chimera Investment Corp.(ö)	445	6	AbbVie, Inc.(ì)	7,637	419
Cincinnati Financial Corp.	3,366	194	Aetna, Inc.	1,106	113
Citigroup, Inc.(ì)	12,560	535	Allergan PLC(Æ)	408	116
Comerica, Inc.	912	31	Allscripts Healthcare Solutions, Inc.(Æ)	993	14
Crown Castle International Corp.(ö)	1,126	97	Amgen, Inc.(ì)	4,291	655
DDR Corp.(ö)	3,346	57	Baxalta, Inc.	3,771	151
Duke Realty Corp.(ö)	4,212	85	Baxter International, Inc.	3,771	138
E*Trade Financial Corp.(Æ)	4,055	96	Becton Dickinson and Co.	169	25
Eaton Vance Corp.	3,867	111	Biogen, Inc.(Æ)	1,635	446
Equifax, Inc.	652	69	Bristol-Myers Squibb Co.	8,156	507
Federal Realty Investment Trust(ö)	676	102	Bruker Corp.(Æ)	746	17
Federated Investors, Inc. Class B	2,001	51	Celgene Corp.(Æ)	568	57
Fidelity National Information Services, Inc.	1,695	101	Dentsply International, Inc.	1,764	104
First Horizon National Corp.	3,802	48	Eli Lilly & Co.	5,710	452
FNF Group	4,299	139	Express Scripts Holding Co.(Æ)	4,536	326
FNFV Group(Æ)	1,432	13	Gilead Sciences, Inc.(ì)	7,706	640
Genworth Financial, Inc. Class A(Æ)	4,514	13	Halyard Health, Inc.(Æ)	323	8
Goldman Sachs Group, Inc. (The)	2,470	399	HCA Holdings, Inc.(Æ)	842	59
Huntington Bancshares, Inc.	11,657	100	Health Net, Inc.(Æ)	409	27
Intercontinental Exchange, Inc.	514	136	Henry Schein, Inc.(Æ)	1,290	195

See accompanying notes which are an integral part of this quarterly report.

338 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Hill-Rom Holdings, Inc.	428	21	Booz Allen Hamilton Holding Corp. Class A	1,211	34
IDEXX Laboratories, Inc.(Æ)	1,224	86	Caterpillar, Inc.	4,132	257
Incyte Corp.(Æ)	500	35	Chicago Bridge & Iron Co.	461	18
Johnson & Johnson(ì)	14,881	1,554	Cintas Corp.(Æ)	713	61
Medivation, Inc.(Æ)	848	28	Copa Holdings Class A	212	10
Medtronic PLC	7,884	599	Delta Air Lines, Inc.	3,227	143
Merck & Co., Inc.(ì)	15,711	796	Emerson Electric Co.	5,760	265
Myriad Genetics, Inc.(Æ)	401	16	Flir Systems, Inc.	1,971	58
Patterson Cos., Inc.	1,312	56	Flowserve Corp.	2,221	86
PerkinElmer, Inc.	2,078	100	GATX Corp.	511	21
Pfizer, Inc.(ì)	36,879	1,124	General Electric Co.(ì)	52,542	1,529
Regeneron Pharmaceuticals, Inc.(Æ)	412	173	Honeywell International, Inc.	5,132	530
ResMed, Inc.	905	51	IDEX Corp.	1,808	131
Sirona Dental Systems, Inc.(Æ)	468	50	IHS, Inc. Class A(Æ)	339	36
Tenet Healthcare Corp.(Æ)	1,398	38	Jacobs Engineering Group, Inc.(Æ)	2,018	79
United Therapeutics Corp.(Æ)	369	45	Joy Global, Inc.	1,124	11
UnitedHealth Group, Inc.(ì)	6,346	731	Kennametal, Inc.	1,039	18
Varian Medical Systems, Inc.(Æ)	1,286	99	L-3 Communications Holdings, Inc.	1,344	157
		10,362	Mettler-Toledo International, Inc.(Æ)	372	116
			Navistar International Corp.(Æ)	312	2
Materials and Processing - 2.8%			Oshkosh Corp.	638	21
Airgas, Inc.	844	118	Pitney Bowes, Inc.	2,023	40
Albemarle Corp.	1,165	61	Quanta Services, Inc.(Æ)	1,940	36
Allegheny Technologies, Inc.	1,360	13	Robert Half International, Inc.	1,651	72
Ball Corp.	1,447	97	Rockwell Collins, Inc.	1,531	124
Bemis Co., Inc.	1,486	71	RR Donnelley & Sons Co.	1,424	20
Cabot Corp.	555	22	Ryder System, Inc.	494	26
Chemours Co. (The)	1,067	4	Snap-on, Inc.	769	124
Domtar Corp.	658	21	Southwest Airlines Co.	2,791	105
Dow Chemical Co. (The)	6,661	280	Teekay Corp.	526	4
EI du Pont de Nemours & Co.	5,336	282	Textron, Inc.	2,068	71
FMC Corp.	1,114	40	TopBuild Corp.(Æ)	334	9
Huntsman Corp.	1,323	11	TransDigm Group, Inc.(Æ)	332	75
International Flavors & Fragrances, Inc.	520	61	Trimble Navigation, Ltd.(Æ)	1,732	33
Lennox International, Inc. Class 2	551	66	Union Pacific Corp.(ì)	6,272	452
Masco Corp.	3,011	79	United Parcel Service, Inc. Class B	5,059	472
Monsanto Co.	3,444	312	United Technologies Corp.	5,341	468
Newmont Mining Corp.	2,293	46	Waters Corp.(Æ)	1,344	163
Owens-Illinois, Inc.(Æ)	1,379	18	WESCO International, Inc.(Æ)	875	35
Packaging Corp. of America	995	51	Xylem, Inc.	2,411	87
Praxair, Inc.	1,988	199			7,747
Reliance Steel & Aluminum Co.	589	34
Royal Gold, Inc.	2,332	69	Technology - 16.2%
Sealed Air Corp.	2,145	87	3D Systems Corp.(Æ)	304	2
Steel Dynamics, Inc.	1,639	30	Akamai Technologies, Inc.(Æ)	1,200	55
Tahoe Resources, Inc.	1,578	12	Alphabet, Inc.(Æ)(ì)	1,305	970
United States Steel Corp.	2,527	18	Alphabet, Inc. Class A(Æ)(ì)	1,303	992
Vulcan Materials Co.	817	72	Ansys, Inc.(Æ)	309	27
WestRock Co.	1,507	53	Apple, Inc.(ì)	29,269	2,849
		2,227	Avago Technologies, Ltd. Class A	839	112
			Avnet, Inc.	1,478	59
Producer Durables - 9.8%			Cadence Design Systems, Inc.(Æ)	4,432	87
3M Co.(i)	4,400	664	Cisco Systems, Inc.(ì)	26,614	633
Accenture PLC Class A	3,500	369	Computer Sciences Corp.	949	30
AECOM(Æ)	197	5	Cree, Inc.(Æ)	943	26
AGCO Corp.	898	44	CSRA, Inc.(Æ)	949	25
Allison Transmission Holdings, Inc. Class A	500	12	Electronic Arts, Inc.(Æ)	3,031	196
Ametek, Inc.	860	41	Facebook, Inc. Class A(Æ)	8,223	923
Avery Dennison Corp.	1,187	72	Fortinet, Inc.(Æ)	757	21
Boeing Co. (The)	4,507	541	Harris Corp.	882	77

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 339

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal			Fair		Principal			Fair
	Amount ($) or			Value		Amount ($) or			Value
	Shares			$		Shares			$
Hewlett Packard Enterprise Co.(Æ)		9,771		134	Mar 2016 25.00 Call (225)	USD	562,500	(ÿ)	38
HP, Inc.		9,771		95	Apr 2016 29.00 Call (170)	USD	493,000	(ÿ)	28
					Apr 2016 30.00 Call (154)	USD	462,000	(ÿ)	23
Intel Corp.(ì)		12,135		376	Apr 2016 35.00 Call (56)	USD	196,000	(ÿ)	5
InterActiveCorp		410		21	May 2016 29.00 Call (170)	USD	493,000	(ÿ)	31
International Business Machines Corp.(ì)		3,241		404	May 2016 30.00 Call (154)	USD	462,000	(ÿ)	25
JDS Uniphase Corp.(Æ)		3,969		20	May 2016 35.00 Call (56)	USD	196,000	(ÿ)	6
Lam Research Corp.		1,621		116	Jun 2016 29.00 Call (70)	USD	203,000	(ÿ)	14
					Jun 2016 30.00 Call (154)	USD	462,000	(ÿ)	28
Leidos Holdings, Inc.		900		42	Jun 2016 35.00 Call (56)	USD	196,000	(ÿ)	7
Linear Technology Corp.		4,274		183	Feb 2016 16.00 Put (475)	USD	760,000	(ÿ)	2
LinkedIn Corp. Class A(Æ)		183		36	Feb 2016 16.00 Put (475)	USD	760,000	(ÿ)	5
Lumentum Holdings, Inc.(Æ)		793		16	Feb 2016 17.00 Put (225)	USD	382,500	(ÿ)	3
Marvell Technology Group, Ltd.		1,954		17	Feb 2016 18.00 Put (175)	USD	315,000	(ÿ)	4
Maxim Integrated Products, Inc.		1,820		61	Feb 2016 20.00 Put (200)	USD	400,000	(ÿ)	17
					Feb 2016 25.00 Put (170)	USD	425,000	(ÿ)	73
Microchip Technology, Inc.		2,564		115	Feb 2016 27.00 Put (210)	USD	567,000	(ÿ)	126
Micron Technology, Inc.(Æ)		7,807		86	Mar 2016 16.00 Put (475)	USD	760,000	(ÿ)	9
Microsoft Corp.(ì)		39,090		2,154	Mar 2016 17.00 Put (225)	USD	382,500	(ÿ)	6
NetSuite, Inc.(Æ)		320		22	Mar 2016 25.00 Put (340)	USD	850,000	(ÿ)	184
Oracle Corp.(ì)		20,062		728	Mar 2016 27.00 Put (210)	USD	567,000	(ÿ)	148
					Apr 2016 25.00 Put (140)	USD	350,000	(ÿ)	83
QUALCOMM, Inc.(ì)		9,016		409	Total Options Purchased
SBA Communications Corp. Class A(Æ)		1,097		109	(cost $1,142)				929
Seagate Technology PLC		121		4
Skyworks Solutions, Inc.		674		47	Short-Term Investments - 6.8%
Splunk, Inc.(Æ)		453		21	Russell U.S. Cash Management Fund		5,372,595	(8)	5,373
Teradyne, Inc.		2,531		49	Total Short-Term Investments
Texas Instruments, Inc.		6,986		370	(cost $5,373)				5,373
VeriSign, Inc.(Æ)		1,322		100
Vishay Intertechnology, Inc.		1,240		14
VMware, Inc. Class A(Æ)		362		17	Total Investments 99.8%
Zynga, Inc. Class A(Æ)		1,760		4	(identified cost $60,185)				79,226

				12,854	Other Assets and Liabilities, Net
Utilities - 4.8%					- 0.2%				195
AGL Resources, Inc.(Æ)		769		49	Net Assets - 100.0%				79,421
Ameren Corp.		3,981		179
American Electric Power Co., Inc.		4,308		263
AT&T, Inc.(ì)		25,720		927
Calpine Corp.(Æ)		2,233		34
CMS Energy Corp.		7,106		276
Duke Energy Corp.		5,607		422
Frontier Communications Corp.		4,965		23
NiSource, Inc.		4,424		93
NRG Energy, Inc.		3,627		39
Pepco Holdings, Inc.		4,275		114
Pinnacle West Capital Corp.		2,955		196
Questar Corp.		1,644		34
SCANA Corp.		2,626		165
Verizon Communications, Inc.(ì)		18,621		930
Westar Energy, Inc. Class A		1,532		67
				3,811

Total Common Stocks
(cost $53,670)				72,924

Options Purchased - 1.2%
(Number of Contracts)
SPX Volatility Index
Feb 2016 25.00 Call (450)	USD	1,125,000	(ÿ)	30
Feb 2016 27.00 Call (225)	USD	607,500	(ÿ)	21
Feb 2016 28.00 Call (200)	USD	560,000	(ÿ)	11
Feb 2016 40.00 Call (280)	USD	1,120,000	(ÿ)	2

See accompanying notes which are an integral part of this quarterly report.

340 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of		Notional	Expiration	(Depreciation)
	Contracts		Amount	Date	$
Long Positions
S&P 500 E-Mini Index Futures	1	USD	97	03/16	(4)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(4)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Call	105	1,910.00	USD	20,055	02/12/16	(379)
S&P 500 Index	Call	40	1,900.00	USD	7,600	02/12/16	(199)
S&P 500 Index	Call	135	1,900.00	USD	25,650	02/19/16	(730)
S&P 500 Index	Call	40	1,900.00	USD	7,600	02/26/16	(234)
S&P 500 Index	Call	40	1,900.00	USD	7,600	02/29/16	(237)
SPX Volatility Index	Call	385	40.00	USD	1,540	04/15/15	(24)
SPX Volatility Index	Call	450	18.00	USD	810	02/17/16	(157)
SPX Volatility Index	Call	225	20.00	USD	450	02/17/16	(29)
SPX Volatility Index	Call	200	21.00	USD	420	02/17/16	(40)
SPX Volatility Index	Call	225	20.00	USD	450	02/23/16	(78)
SPX Volatility Index	Call	225	22.00	USD	495	03/16/16	(57)
SPX Volatility Index	Call	56	45.00	USD	252	04/20/16	(2)
SPX Volatility Index	Call	326	40.00	USD	1,304	05/18/16	(24)
SPX Volatility Index	Call	56	45.00	USD	252	05/18/16	(3)
SPX Volatility Index	Call	222	40.00	USD	888	06/15/16	(19)
SPX Volatility Index	Call	56	45.00	USD	252	06/15/16	(3)
SPX Volatility Index	Put	380	19.00	USD	722	02/17/16	(16)
SPX Volatility Index	Put	200	21.00	USD	420	02/17/16	(28)
SPX Volatility Index	Put	225	20.00	USD	450	02/23/16	(19)
SPX Volatility Index	Put	775	22.00	USD	1,705	03/16/16	(226)
SPX Volatility Index	Put	140	19.00	USD	266	04/20/16	(23)
Total Liability for Options Written (premiums received $2,636)							(2,527)

Transactions in options written contracts for the period ended January 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	2,965	$1,561
Opened	31,100	8,728
Closed	(29,559)	(7,653)
Expired	—	—
Outstanding January 31, 2016	4,506	$2,636

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$10,890	$—		$—	$10,890
Consumer Staples	6,796	—		2	6,798
Energy	4,865	—		—	4,865
Financial Services	13,370	—		—	13,370
Health Care	10,362	—		—	10,362
Materials and Processing	2,227	—		—	2,227
Producer Durables	7,747	—		—	7,747

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 341

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Technology	12,854	—		—	12,854
Utilities	3,811	—		—	3,811
Options Purchased	929	—		—	929
Short-Term Investments	—	5,373		—	5,373
Total Investments	73,851	5,373		2	79,226

Other Financial Instruments
Futures Contracts	(4)	—		—	(4)
Options Written	(2,527)	—		—	(2,527)
Total Other Financial Instruments*	$(2,531)	$—		$—	$(2,531))

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

342 Russell Strategic Call Overwriting Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.2%			Express, Inc.(Æ)	1,226	21
Consumer Discretionary - 14.2%			Finish Line, Inc. (The) Class A	682	13
Aaron's, Inc. Class A	3,391	78	Foot Locker, Inc.	7,600	513
Advance Auto Parts, Inc.	3,162	481	Ford Motor Co.	230,134	2,748
Amazon.com, Inc.(Æ)	7,349	4,314	Fortune Brands Home & Security, Inc.	2,332	113
AMC Networks, Inc. Class A(Æ)	1,847	134	Fossil Group, Inc.(Æ)	1,320	43
Amerco, Inc.	810	297	GameStop Corp. Class A	5,313	139
American Eagle Outfitters, Inc.	2,033	30	Gannett Co., Inc.	5,905	88
Aramark	2,052	66	Gap, Inc. (The)	3,221	80
AutoNation, Inc.(Æ)	2,837	123	Garmin, Ltd.	9,803	345
AutoZone, Inc.(Æ)	1,679	1,288	General Motors Co.	94,831	2,811
Avis Budget Group, Inc.(Æ)	1,244	33	Genesco, Inc.(Æ)	296	20
Avon Products, Inc.	6,104	21	Gentex Corp.	8,319	114
Bed Bath & Beyond, Inc.(Æ)	6,644	287	Genuine Parts Co.	8,058	694
Belmond, Ltd. Class A(Æ)	1,328	11	Goodyear Tire & Rubber Co. (The)	22,027	626
Best Buy Co., Inc.	13,942	389	GoPro, Inc. Class A(Æ)	2,226	25
BJ's Restaurants, Inc.(Æ)	309	13	Graham Holdings Co. Class B	297	144
Bob Evans Farms, Inc.	333	14	Group 1 Automotive, Inc.	261	14
BorgWarner, Inc.	1,178	35	Guess?, Inc.	986	18
Brinker International, Inc.	3,937	196	H&R Block, Inc.	1,859	63
Brunswick Corp.	461	18	Hanesbrands, Inc.	10,694	327
Buffalo Wild Wings, Inc.(Æ)	84	13	Harley-Davidson, Inc.	4,133	165
Cabela's, Inc.(Æ)	2,424	102	Harman International Industries, Inc.	2,168	161
Cable One, Inc.(Æ)	439	189	Hasbro, Inc.	2,985	222
Cablevision Systems Corp. Class A	9,304	297	Helen of Troy, Ltd.(Æ)	276	25
CalAtlantic Group, Inc.	865	28	Hertz Global Holdings, Inc.(Æ)	22,192	202
CarMax, Inc.(Æ)	4,329	191	Hilton Worldwide Holdings, Inc.	4,621	82
Carnival Corp.	34,482	1,660	Home Depot, Inc.	43,835	5,513
Carter's, Inc.	1,660	161	Houghton Mifflin Harcourt Co.(Æ)	1,108	20
Cato Corp. (The) Class A	396	16	Hyatt Hotels Corp. Class A(Æ)	2,172	84
CBS Corp. Class B	6,197	294	Iconix Brand Group, Inc.(Æ)	548	4
Charter Communications, Inc. Class A(Æ)	1,251	214	International Game Technology PLC	631	9
Children's Place, Inc. (The)	331	22	International Speedway Corp. Class A	540	18
Chipotle Mexican Grill, Inc. Class A(Æ)	279	126	Interpublic Group of Cos., Inc. (The)	2,064	46
Choice Hotels International, Inc.	1,766	77	Jack in the Box, Inc.	171	13
Cinemark Holdings, Inc.	3,591	106	Jarden Corp.(Æ)	6,468	343
Coach, Inc.	6,749	250	JC Penney Co., Inc.(Æ)	13,152	95
Comcast Corp. Class A(Æ)	83,473	4,650	John Wiley & Sons, Inc. Class A(Æ)	3,769	158
Cooper Tire & Rubber Co.	548	20	Johnson Controls, Inc.	34,228	1,228
Costco Wholesale Corp.	17,139	2,590	KAR Auction Services, Inc.	5,384	180
Coty, Inc. Class A(Æ)	3,112	77	Kate Spade & Co.(Æ)	1,777	32
Cracker Barrel Old Country Store, Inc.	112	15	Kohl's Corp.	13,050	649
Dana Holding Corp.	917	11	L Brands, Inc.(Æ)	3,866	372
Darden Restaurants, Inc.	5,408	341	Lamar Advertising Co. Class A(ö)	1,086	61
Delphi Automotive PLC	5,231	340	Las Vegas Sands Corp.	4,719	213
Dick's Sporting Goods, Inc.	9,603	375	Lear Corp.	5,573	579
Dillard's, Inc. Class A	1,276	90	Leggett & Platt, Inc.	10,984	456
DineEquity, Inc.	149	13	Lennar Corp. Class A	8,823	372
Discovery Communications, Inc. Class A(Æ)	3,071	85	Liberty Broadband Corp. Class A(Æ)	197	9
Discovery Communications, Inc. Class C(Æ)	5,114	139	Liberty Broadband Corp. Class C(Æ)	3,824	180
DISH Network Corp. Class A(Æ)	5,674	274	Liberty Media Corp. Class A(Æ)	18,722	603
Dollar General Corp.	11,437	858	Liberty Media Corp.(Æ)	4,917	175
Dollar Tree, Inc.(Æ)	15,443	1,256	Liberty TripAdvisor Holdings, Inc. Class
Domino's Pizza, Inc.	2,001	228	A(Æ)	1,036	23
DR Horton, Inc.	13,152	362	Liberty Ventures Class A(Æ)	3,814	150
DSW, Inc. Class A	3,658	88	Lions Gate Entertainment Corp.	1,131	30
Dunkin' Brands Group, Inc.	2,779	109	Live Nation Entertainment, Inc.(Æ)	4,942	112
eBay, Inc.(Æ)	39,172	919	LKQ Corp.(Æ)	12,758	350
Estee Lauder Cos., Inc. (The) Class A	10,486	894	Lowe's Cos., Inc.	31,891	2,285
Expedia, Inc.	3,547	358	lululemon athletica, Inc.(Æ)	2,488	154

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 343

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Macy's, Inc.	3,809	154	Thor Industries, Inc.	3,307	173
Madison Square Garden Co. (The) Class A(Æ)	1,453	224	Tiffany & Co.	1,892	121
Marriott International, Inc. Class A	2,923	179	Time Warner Cable, Inc.	6,093	1,109
Marriott Vacations Worldwide Corp.	314	16	Time Warner, Inc.	29,070	2,048
Mattel, Inc.	15,111	417	Time, Inc.(Æ)	1,202	18
Matthews International Corp. Class A	415	21	TJX Cos., Inc.	29,954	2,134
McDonald's Corp.	26,313	3,257	Toll Brothers, Inc.(Æ)	7,709	213
Media General, Inc.(Æ)	1,092	18	Tractor Supply Co.	4,816	425
Meredith Corp.	445	19	TRI Pointe Group, Inc.(Æ)	1,351	14
Meritage Homes Corp.(Æ)	448	15	Tribune Media Co. Class A	2,949	97
MGM Resorts International(Æ)	16,560	333	TripAdvisor, Inc.(Æ)	1,688	113
Michael Kors Holdings, Ltd.(Æ)	2,179	87	Tupperware Brands Corp.	708	33
Michaels Cos., Inc. (The)(Æ)	2,792	61	Twenty-First Century Fox, Inc. Class A	35,254	951
Mohawk Industries, Inc.(Æ)	2,012	335	Twenty-First Century Fox, Inc. Class B	10,149	275
MSG Networks, Inc.(Æ)	4,360	76	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	2,117	384
Murphy USA, Inc.(Æ)	2,220	128	Under Armour, Inc. Class A(Æ)	4,105	351
Netflix, Inc.(Æ)	12,527	1,150	Urban Outfitters, Inc.(Æ)	2,993	68
New York Times Co. (The) Class A	1,463	19	VF Corp.	16,691	1,045
Newell Rubbermaid, Inc.	10,554	409	Viacom, Inc. Class B	12,475	569
News Corp. Class A	24,001	311	Vista Outdoor, Inc.(Æ)	1,515	73
Nielsen Holdings PLC(Æ)	3,956	191	WABCO Holdings, Inc.(Æ)	1,600	143
Nike, Inc. Class B	56,152	3,482	Wal-Mart Stores, Inc.	110,630	7,341
Nordstrom, Inc.	5,642	277	Walt Disney Co. (The)	59,933	5,743
Norwegian Cruise Line Holdings, Ltd.(Æ)	3,091	140	Wendy's Co. (The)	5,007	51
NVR, Inc.(Æ)	375	619	Whirlpool Corp.	4,216	567
Office Depot, Inc.(Æ)	19,687	101	Williams-Sonoma, Inc.	674	35
Omnicom Group, Inc.	6,886	505	Wyndham Worldwide Corp.	713	46
O'Reilly Automotive, Inc.(Æ)	6,015	1,569	Wynn Resorts, Ltd.	1,138	77
Outfront Media, Inc. (ö)	1,765	38	Yum! Brands, Inc.	18,595	1,346
Pandora Media, Inc.(Æ)	2,887	28			103,533
Panera Bread Co. Class A(Æ)	2,224	431
Penn National Gaming, Inc.(Æ)	1,031	15	Consumer Staples - 6.6%
Penske Automotive Group, Inc.	1,399	44	Altria Group, Inc.	47,114	2,879
Polaris Industries, Inc.	2,371	175	Archer-Daniels-Midland Co.	39,122	1,383
Priceline Group, Inc. (The)(Æ)	882	939	Brown-Forman Corp. Class B - ADR(Æ)	6,964	681
PulteGroup, Inc.	17,020	285	Bunge, Ltd.	6,111	379
PVH Corp.	3,332	244	Campbell Soup Co.	6,773	382
Ralph Lauren Corp. Class A	4,130	465	Church & Dwight Co., Inc.	5,026	422
Regal Entertainment Group Class A	3,078	53	Clorox Co. (The)	5,858	756
Rent-A-Center, Inc. Class A	738	10	Coca-Cola Co. (The)	76,585	3,287
Ross Stores, Inc.	25,244	1,420	Coca-Cola Enterprises, Inc.	7,495	348
Royal Caribbean Cruises, Ltd.	9,477	777	Colgate-Palmolive Co.	22,073	1,491
Sally Beauty Holdings, Inc.(Æ)	9,521	262	ConAgra Foods, Inc.	4,033	168
Scholastic Corp.	450	15	Constellation Brands, Inc. Class A	2,436	372
Scripps Networks Interactive, Inc. Class A	5,293	323	Core-Mark Holding Co., Inc.	293	24
Service Corp. International	3,933	95	CVS Health Corp.	32,823	3,170
ServiceMaster Global Holdings, Inc.(Æ)	2,525	107	Dean Foods Co.	1,121	22
Signet Jewelers, Ltd.	1,068	124	Dr Pepper Snapple Group, Inc.	9,032	848
Sirius XM Holdings, Inc.(Æ)	11,227	42	Edgewell Personal Care Co.	378	28
Six Flags Entertainment Corp.	1,024	51	Flowers Foods, Inc.	7,852	161
Skechers U.S.A., Inc. Class A(Æ)	3,372	95	Fresh Del Monte Produce, Inc.	540	22
Sonic Automotive, Inc. Class A	657	11	General Mills, Inc.	18,163	1,026
Staples, Inc.	40,234	359	Hain Celestial Group, Inc. (The)(Æ)	2,299	84
Starbucks Corp.	53,745	3,266	Herbalife, Ltd.(Æ)	827	38
Starwood Hotels & Resorts Worldwide, Inc.	821	51	Hershey Co. (The)	6,693	590
Starz Class A(Æ)	1,315	37	Hormel Foods Corp.	14,904	1,198
Target Corp.	47,551	3,444	Ingredion, Inc.	5,214	525
TEGNA, Inc.	17,310	416	JM Smucker Co. (The)	5,963	765
Tempur Sealy International, Inc.(Æ)	114	7	Keurig Green Mountain, Inc.	514	46
Tesla Motors, Inc.(Æ)	1,204	230	Kimberly-Clark Corp.	10,862	1,395

See accompanying notes which are an integral part of this quarterly report.

344 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Kraft Heinz Co. (The)	6,114	477	Exxon Mobil Corp.	204,634	15,931
Kroger Co. (The)	37,744	1,465	First Solar, Inc.(Æ)	2,169	149
Lancaster Colony Corp.	177	18	FMC Technologies, Inc.(Æ)	3,372	85
McCormick & Co., Inc.	6,784	597	Frank's International NV	4,293	63
Mead Johnson Nutrition Co. Class A	3,098	225	Golar LNG, Ltd.	480	9
Molson Coors Brewing Co. Class B	2,203	199	Gulfport Energy Corp.(Æ)	3,498	103
Mondelez International, Inc. Class A	74,477	3,210	Halliburton Co.	39,485	1,255
Monster Beverage Corp.(Æ)	603	81	Helix Energy Solutions Group, Inc.(Æ)	1,385	6
Nu Skin Enterprises, Inc. Class A	504	16	Helmerich & Payne, Inc.	3,950	201
PepsiCo, Inc.	30,550	3,034	Hess Corp.	6,481	275
Philip Morris International, Inc.	42,948	3,866	HollyFrontier Corp.	6,913	242
Pinnacle Foods, Inc.	6,289	270	Kinder Morgan, Inc.	58,756	967
Post Holdings, Inc.(Æ)	440	26	Kosmos Energy, Ltd.(Æ)	4,466	20
Procter & Gamble Co. (The)	100,548	8,214	Laredo Petroleum, Inc.(Æ)	9,930	77
Reynolds American, Inc.	35,416	1,769	Marathon Oil Corp.	15,815	154
Rite Aid Corp.(Æ)	19,919	155	Marathon Petroleum Corp.	33,165	1,386
Safeway, Inc.(Æ)	4,520	2	Murphy Oil Corp.	4,444	87
Seaboard Corp.(Æ)	4	12	Nabors Industries, Ltd.	10,354	76
Snyders-Lance, Inc.	664	21	National Oilwell Varco, Inc.	8,745	285
SpartanNash Co.	641	13	Newfield Exploration Co.(Æ)	4,602	134
SUPERVALU, Inc.(Æ)	2,110	10	Noble Corp. PLC	6,181	48
Sysco Corp.	13,478	537	Noble Energy, Inc.	10,040	325
TreeHouse Foods, Inc.(Æ)	303	24	NOW, Inc.(Æ)	4,899	66
Tyson Foods, Inc. Class A	2,581	138	Occidental Petroleum Corp.	28,943	1,992
United Natural Foods, Inc.(Æ)	205	7	Oceaneering International, Inc.	4,009	136
Universal Corp.	372	20	ONEOK, Inc.	1,140	28
Vector Group, Ltd.	745	17	Patterson-UTI Energy, Inc.	5,489	79
Walgreens Boots Alliance, Inc.	18,091	1,442	PBF Energy, Inc. Class A	3,046	107
WhiteWave Foods Co. (The) Class A(Æ)	321	12	PDC Energy, Inc.(Æ)	372	21
		48,367	Peabody Energy Corp.(Æ)	606	3
			Phillips 66(Æ)	22,355	1,792
Energy - 6.7%			Pioneer Natural Resources Co.	746	92
Anadarko Petroleum Corp.	14,936	584	QEP Resources, Inc.	6,880	88
Antero Resources Corp.(Æ)	3,139	85	Range Resources Corp.	2,341	69
Apache Corp.	18,699	795	Rice Energy, Inc.(Æ)	2,048	24
Archrock, Inc.(Æ)	625	4	Rowan Cos. PLC Class A	4,648	59
Baker Hughes, Inc.	20,254	881	RPC, Inc.	5,838	73
Cabot Oil & Gas Corp.	1,302	27	SandRidge Energy, Inc.(Æ)	29,149	1
California Resources Corp.	14,080	20	Schlumberger, Ltd.	39,039	2,821
Cameron International Corp.(Æ)	6,869	451	SEACOR Holdings, Inc.(Æ)	269	12
Cheniere Energy, Inc.(Æ)	1,100	33	Seadrill, Ltd.(Æ)	12,253	25
Chesapeake Energy Corp.	11,101	38	SM Energy Co.	3,346	47
Chevron Corp.	94,405	8,163	SolarCity Corp.(Æ)	795	28
Cimarex Energy Co.	356	33	Southwestern Energy Co.(Æ)	10,353	92
Columbia Pipeline Group, Inc.	7,253	135	Spectra Energy Corp.	18,992	521
Concho Resources, Inc.(Æ)	509	48	SunEdison, Inc.(Æ)	6,301	20
ConocoPhillips	57,766	2,257	SunPower Corp. Class A(Æ)	316	8
CONSOL Energy, Inc.	8,596	68	Superior Energy Services, Inc.	4,249	44
Continental Resources, Inc.(Æ)	1,290	27	Targa Resources Corp.	749	17
CVR Energy, Inc.	126	4	Tesoro Corp.	7,267	634
Denbury Resources, Inc.	13,375	21	Ultra Petroleum Corp.(Æ)	1,397	3
Devon Energy Corp.	19,055	532	Valero Energy Corp.	31,883	2,164
Diamond Offshore Drilling, Inc.	2,936	55	Weatherford International PLC(Æ)	16,505	111
Dril-Quip, Inc.(Æ)	896	53	Whiting Petroleum Corp.(Æ)	6,142	45
Energen Corp.	2,834	100	Williams Cos., Inc. (The)	8,902	172
Ensco PLC Class A	8,261	81	World Fuel Services Corp.	3,557	139
EOG Resources, Inc.	16,568	1,177	WPX Energy, Inc.(Æ)	6,782	37
EP Energy Corp. Class A(Æ)	9,386	35			49,211
EQT Corp.	823	51
Exterran Corp.(Æ)	312	5

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 345

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Financial Services - 19.4%			Chimera Investment Corp.(ö)	2,908	36
Acadia Realty Trust (ö)	782	27	Chubb, Ltd.(Æ)	31,307	3,540
Affiliated Managers Group, Inc.(Æ)	1,692	227	Cincinnati Financial Corp.	8,414	485
Aflac, Inc.	27,192	1,576	CIT Group, Inc.	3,196	94
Alexander & Baldwin, Inc.	509	15	Citigroup, Inc.	111,982	4,768
Alexandria Real Estate Equities, Inc. (ö)	901	71	Citizens Financial Group, Inc.	8,793	187
Alleghany Corp.(Æ)	508	243	CME Group, Inc. Class A	17,345	1,558
Alliance Data Systems Corp.(Æ)	210	42	CNA Financial Corp.	1,478	49
Allied World Assurance Co. Holdings AG	16,360	599	CNO Financial Group, Inc.	1,856	32
Allstate Corp. (The)	30,153	1,827	Colony Capital, Inc. Class A(ö)	1,156	20
Ally Financial, Inc.(Æ)	10,011	159	Columbia Banking System, Inc.	762	23
American Campus Communities, Inc. (ö)	3,907	165	Comerica, Inc.	4,865	167
American Capital Agency Corp.(ö)	11,201	191	Commerce Bancshares, Inc.	7,534	310
American Equity Investment Life Holding			Communications Sales & Leasing, Inc. (ö)	5,405	104
Co.(Æ)	862	16	Community Bank System, Inc.	569	21
American Express Co.	31,286	1,674	CoreLogic, Inc.(Æ)	2,865	102
American Financial Group, Inc.	7,914	562	Corrections Corp. of America (ö)	5,990	173
American Homes 4 Rent Class A(ö)	7,802	117	Cousins Properties, Inc. (ö)	2,516	22
American International Group, Inc.	49,296	2,784	Credit Acceptance Corp.(Æ)	361	65
American National Insurance Co.	2,014	196	CubeSmart (ö)	1,335	42
American Tower Corp.(ö)	8,455	798	Cullen/Frost Bankers, Inc.	4,929	236
Ameriprise Financial, Inc.	2,766	251	CVB Financial Corp.	1,392	21
AmTrust Financial Services, Inc.	1,552	89	CYS Investments, Inc. (ö)	2,020	14
Annaly Capital Management, Inc.(ö)	23,465	223	DCT Industrial Trust, Inc. (ö)	840	30
Aon PLC	4,601	404	DiamondRock Hospitality Co. (ö)	2,041	17
Arch Capital Group, Ltd.(Æ)	11,828	799	Discover Financial Services	23,483	1,075
Argo Group International Holdings, Ltd.	411	23	Dun & Bradstreet Corp. (The)	2,778	273
ARMOUR Residential REIT, Inc. (ö)	679	13	DuPont Fabros Technology, Inc. (ö)	622	21
Arthur J Gallagher & Co.	6,636	250	E*Trade Financial Corp.(Æ)	8,634	203
Aspen Insurance Holdings, Ltd.	6,713	312	East West Bancorp, Inc.	5,344	173
Associated Banc-Corp.	6,655	117	Eaton Vance Corp.	1,852	53
Assurant, Inc.	6,053	492	Education Realty Trust, Inc. (ö)	597	23
Assured Guaranty, Ltd.	6,662	158	Endurance Specialty Holdings, Ltd.	5,587	346
Astoria Financial Corp.	1,367	21	Enstar Group, Ltd.(Æ)	131	21
AvalonBay Communities, Inc.(ö)	2,678	459	EPR Properties (ö)	579	35
Axis Capital Holdings, Ltd.	12,203	658	Equifax, Inc.	9,943	1,052
Banco Latinoamericano de Comercio Exterior			Equinix, Inc.(ö)	374	116
SA Class E	555	13	Equity LifeStyle Properties, Inc. Class A(ö)	3,608	238
BancorpSouth, Inc.	1,136	24	Equity One, Inc. (ö)	804	22
Bank of America Corp.	380,474	5,380	Equity Residential(ö)	11,530	889
Bank of Hawaii Corp.	1,565	94	Erie Indemnity Co. Class A	2,560	246
Bank of New York Mellon Corp. (The)	51,799	1,876	Essex Property Trust, Inc. (ö)	1,053	224
BankUnited, Inc.	3,131	106	EverBank Financial Corp.	1,053	15
BB&T Corp.	49,217	1,607	Everest Re Group, Ltd.	5,258	941
Berkshire Hathaway, Inc. Class B(Æ)	87,442	11,347	Extra Space Storage, Inc.(ö)	8,756	794
BlackRock, Inc. Class A	5,136	1,614	FactSet Research Systems, Inc.	2,835	427
BOK Financial Corp.	2,347	117	Federal Realty Investment Trust (ö)	1,346	203
Broadridge Financial Solutions, Inc.	11,051	592	Federated Investors, Inc. Class B	5,832	147
Brown & Brown, Inc.	5,706	173	FelCor Lodging Trust, Inc. (ö)	1,675	12
Camden Property Trust (ö)	2,844	217	Fidelity National Information Services, Inc.	6,324	378
Capital One Financial Corp.	31,447	2,064	Fifth Third Bancorp	24,649	389
Capitol Federal Financial, Inc.	1,827	22	First American Financial Corp.	1,062	36
Capstead Mortgage Corp. (ö)	1,505	14	First Citizens BancShares, Inc. Class A	109	27
Care Capital Properties, Inc. (Æ)(ö)	1,488	45	First Financial Bankshares, Inc.	688	18
Cathay General Bancorp	936	26	First Horizon National Corp.	7,257	92
CBOE Holdings, Inc.	3,550	236	First Industrial Realty Trust, Inc. (ö)	1,066	22
CBRE Group, Inc. Class A(Æ)	8,855	248	First Midwest Bancorp, Inc.	1,101	19
Charles Schwab Corp. (The)	24,594	628	First Niagara Financial Group, Inc.	11,415	112
Chemical Financial Corp.	595	19	First Republic Bank	6,206	422
Chesapeake Lodging Trust (ö)	620	16	FirstMerit Corp.	1,748	34

See accompanying notes which are an integral part of this quarterly report.

346 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Fiserv, Inc.(Æ)	14,696	1,390	MB Financial, Inc.	776	24
FleetCor Technologies, Inc.(Æ)	827	102	McGraw Hill Financial, Inc.	3,757	319
FNB Corp.	2,028	24	Medical Properties Trust, Inc. (ö)	2,166	24
FNF Group	19,166	621	Mercury General Corp.	3,725	173
Forest City Realty Trust, Inc. Class A(Æ)(ö)	1,258	25	MetLife, Inc.	33,718	1,505
Four Corners Property Trust, Inc.(Æ)	1,802	30	MFA Financial, Inc.(ö)	27,903	177
Franklin Resources, Inc.	23,915	829	MGIC Investment Corp.(Æ)	2,152	14
Franklin Street Properties Corp. (ö)	1,420	14	Moody's Corp.	8,266	737
General Growth Properties, Inc.(ö)	5,005	140	Morgan Stanley	60,743	1,572
Genworth Financial, Inc. Class A(Æ)	15,346	43	Morningstar, Inc.	1,951	157
GEO Group, Inc. (The) (ö)	757	22	MSCI, Inc. Class A	10,061	693
Glacier Bancorp, Inc.	943	22	Nasdaq, Inc.	12,088	749
Global Payments, Inc.	7,216	425	National Penn Bancshares, Inc.	1,768	20
Goldman Sachs Group, Inc. (The)	18,850	3,045	National Retail Properties, Inc. (ö)	7,069	304
Government Properties Income Trust (ö)	905	12	Nationstar Mortgage Holdings, Inc.(Æ)	2,378	24
Gramercy Property Trust (Æ)(ö)	4,473	33	Navient Corp.	12,390	118
Hancock Holding Co.	934	22	NBT Bancorp, Inc.	773	20
Hanover Insurance Group, Inc. (The)	4,735	386	New Residential Investment Corp. (ö)	1,493	17
Hartford Financial Services Group, Inc.	8,131	327	New York Community Bancorp, Inc.	41,407	641
Hatteras Financial Corp.(ö)	1,218	15	New York REIT, Inc. (ö)	1,827	19
HCP, Inc.(ö)	10,636	382	Northern Trust Corp.	8,006	497
Health Care REIT, Inc.(Æ)(ö)	2,571	160	NorthStar Asset Management Group, Inc.	10,983	127
Healthcare Realty Trust, Inc. (ö)	1,014	29	Northwest Bancshares, Inc.	1,613	20
Hersha Hospitality Trust Class A(ö)	682	12	Ocwen Financial Corp.(Æ)	3,632	20
Highwoods Properties, Inc.(ö)	867	37	Old National Bancorp	1,548	19
Hilltop Holdings, Inc.(Æ)	990	16	Old Republic International Corp.	5,837	106
Horace Mann Educators Corp.	597	18	OneMain Holdings, Inc.(Æ)	1,626	43
Hudson Pacific Properties, Inc. (ö)	674	17	PacWest Bancorp	784	29
Huntington Bancshares, Inc.	65,646	563	Park National Corp.	220	19
Iberiabank Corp.	383	18	Parkway Properties, Inc. (ö)	1,052	14
Independent Bank Corp.	450	21	PartnerRe, Ltd.	6,397	898
Interactive Brokers Group, Inc. Class A	2,147	69	PayPal Holdings, Inc.(Æ)	36,914	1,334
Intercontinental Exchange, Inc.	2,328	614	Pebblebrook Hotel Trust (ö)	692	17
International Bancshares Corp.	728	17	Pennsylvania Real Estate Investment Trust
Invesco Mortgage Capital, Inc. (ö)	1,371	16	(ö)	803	16
Invesco, Ltd.	2,885	86	PennyMac Mortgage Investment Trust (ö)	903	12
Investors Bancorp, Inc.	3,202	37	People's United Financial, Inc.	16,096	231
Jack Henry & Associates, Inc.	4,848	394	Pinnacle Financial Partners, Inc.	468	23
Janus Capital Group, Inc.	1,662	21	Plum Creek Timber Co., Inc. (ö)	5,480	222
Jones Lang LaSalle, Inc.	1,652	232	PNC Financial Services Group, Inc. (The)	28,462	2,466
JPMorgan Chase & Co.	157,729	9,385	Popular, Inc.(Æ)	1,240	31
Kemper Corp.	603	21	Post Properties, Inc.(ö)	2,886	165
Kennedy-Wilson Holdings, Inc.	829	17	Primerica, Inc.	565	25
KeyCorp	19,442	217	Principal Financial Group, Inc.	11,970	455
LaSalle Hotel Properties (ö)	1,054	23	PrivateBancorp, Inc. Class A	676	25
Lazard, Ltd. Class A	3,221	116	ProAssurance Corp.	6,187	310
Legg Mason, Inc.	5,408	166	Progressive Corp. (The)	30,969	968
Leucadia National Corp.	6,331	105	Prosperity Bancshares, Inc.	699	30
Lexington Realty Trust (ö)	2,197	16	Provident Financial Services, Inc.	1,032	20
Liberty Property Trust (ö)	2,597	76	Prudential Financial, Inc.	19,346	1,356
Lincoln National Corp.	8,677	342	PS Business Parks, Inc. (ö)	215	19
Loews Corp.	10,662	395	Public Storage(ö)	3,660	928
LPL Financial Holdings, Inc.	286	9	Radian Group, Inc.	1,459	15
LTC Properties, Inc. (ö)	471	21	Ramco-Gershenson Properties Trust (ö)	1,033	18
M&T Bank Corp.	6,779	747	Raymond James Financial, Inc.	7,736	339
Macerich Co. (The) (ö)	1,826	142	Rayonier, Inc. (ö)	3,305	70
Mack-Cali Realty Corp.(ö)	1,143	24	Realogy Holdings Corp.(Æ)	4,007	131
Markel Corp.(Æ)	761	640	Realty Income Corp. (ö)	7,424	414
Marsh & McLennan Cos., Inc.	17,901	955	Redwood Trust, Inc. (ö)	1,057	11
MasterCard, Inc. Class A	32,074	2,856	Regions Financial Corp.	51,791	421

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 347

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Reinsurance Group of America, Inc. Class A	3,717	313	Westamerica Bancorporation	444	19
RenaissanceRe Holdings, Ltd.	5,090	573	Western Union Co. (The)	15,063	269
Retail Opportunity Investments Corp. (ö)	1,225	23	WEX, Inc.(Æ)	159	12
RLI Corp.	515	31	White Mountains Insurance Group, Ltd.	483	344
RLJ Lodging Trust (ö)	1,123	21	Willis Towers Watson PLC	2,908	333
RMR Group, Inc. (The) Class A(Æ)	97	2	Wintrust Financial Corp.	546	23
Royal Bank of Canada(Æ)	2,706	139	WR Berkley Corp.	6,936	348
Ryman Hospitality Properties, Inc.(ö)	287	13	XL Group PLC Class A	17,232	625
Santander Consumer USA Holdings, Inc.(Æ)	3,537	37	Zillow Group, Inc.(Æ)	992	20
SEI Investments Co.	10,870	427	Zillow Group, Inc. Class A(Æ)	496	11
Selective Insurance Group, Inc.	765	24	Zions Bancorporation	1,368	31
Senior Housing Properties Trust (ö)	7,976	115			141,903
Signature Bank(Æ)	710	99
Simon Property Group, Inc.(ö)	5,009	933	Health Care - 13.6%
SLM Corp.(Æ)	28,279	181	Abbott Laboratories	78,721	2,980
South State Corp.	319	21	AbbVie, Inc.	35,151	1,930
Sovran Self Storage, Inc. (ö)	196	22	Acadia Healthcare Co., Inc.(Æ)	652	40
STAG Industrial, Inc. (ö)	756	13	Aetna, Inc.	23,094	2,352
StanCorp Financial Group, Inc.(Æ)	2,597	298	Agilent Technologies, Inc.	6,561	247
Starwood Property Trust, Inc.(ö)	15,474	295	Agios Pharmaceuticals, Inc.(Æ)	810	34
State Street Corp.	17,982	1,002	Akorn, Inc.(Æ)	1,963	51
Sterling Bancorp	1,313	21	Alere, Inc.(Æ)	2,355	88
Stifel Financial Corp.(Æ)	658	22	Alexion Pharmaceuticals, Inc.(Æ)	4,040	590
Sunstone Hotel Investors, Inc. (ö)	1,916	23	Align Technology, Inc.(Æ)	1,450	96
SunTrust Banks, Inc.	14,891	545	Alkermes PLC(Æ)	4,069	130
SVB Financial Group(Æ)	1,630	165	Allergan PLC(Æ)	11,196	3,184
Symetra Financial Corp.	980	31	Allscripts Healthcare Solutions, Inc.(Æ)	7,622	105
Synchrony Financial(Æ)	2,401	68	Alnylam Pharmaceuticals, Inc.(Æ)	2,423	167
Synovus Financial Corp.	5,635	172	AmerisourceBergen Corp. Class A	3,657	328
T Rowe Price Group, Inc.	7,185	510	Amgen, Inc.	25,110	3,835
Taubman Centers, Inc.(ö)	1,323	94	Amsurg Corp. Class A(Æ)	422	31
TCF Financial Corp.	5,745	69	Analogic Corp.	203	15
TD Ameritrade Holding Corp.	2,146	59	Anthem, Inc.	18,379	2,398
Texas Capital Bancshares, Inc.(Æ)	453	16	Baxalta, Inc.	26,046	1,042
Thomson Reuters Corp.	15,879	594	Baxter International, Inc.	23,585	863
Torchmark Corp.	9,063	492	Becton Dickinson and Co.	9,688	1,408
Total System Services, Inc.	9,115	366	Biogen, Inc.(Æ)	5,549	1,515
Travelers Cos., Inc. (The)	24,024	2,572	BioMarin Pharmaceutical, Inc.(Æ)	4,138	306
Trustmark Corp.	912	20	Bio-Rad Laboratories, Inc. Class A(Æ)	2,084	266
Two Harbors Investment Corp.(ö)	5,058	38	Bluebird Bio, Inc.(Æ)	838	35
UDR, Inc. (ö)	3,169	113	Boston Scientific Corp.(Æ)	23,519	412
UMB Financial Corp.	464	22	Bristol-Myers Squibb Co.	45,897	2,853
Umpqua Holdings Corp.	1,787	26	Brookdale Senior Living, Inc. Class A(Æ)	1,153	19
Union Bankshares Corp.	835	19	Bruker Corp.(Æ)	1,963	44
United Bankshares, Inc.	765	26	Cardinal Health, Inc.	13,935	1,134
Unum Group	3,799	109	Celgene Corp.(Æ)	16,294	1,635
US Bancorp	82,539	3,306	Centene Corp.(Æ)	3,543	220
Validus Holdings, Ltd.	5,754	255	Cerner Corp.(Æ)	12,905	749
Valley National Bancorp	2,670	23	Charles River Laboratories International,
Vantiv, Inc. Class A(Æ)	2,821	133	Inc.(Æ)	1,349	100
Ventas, Inc. (ö)	4,389	243	Cigna Corp.	11,371	1,519
Visa, Inc. Class A	58,722	4,374	Community Health Systems, Inc.(Æ)	4,191	90
Voya Financial, Inc.	11,000	336	CONMED Corp.	388	14
Waddell & Reed Financial, Inc. Class A	1,325	36	Cooper Cos., Inc. (The)	2,645	347
Washington Federal, Inc.	1,200	26	CR Bard, Inc.	3,446	632
Washington Real Estate Investment Trust (ö)	802	20	DaVita HealthCare Partners, Inc.(Æ)	1,048	70
Webster Financial Corp.	908	30	Dentsply International, Inc.	5,872	346
Weingarten Realty Investors(ö)	4,799	167	DexCom, Inc.(Æ)	2,246	160
Wells Fargo & Co.	221,948	11,148	Edwards Lifesciences Corp.(Æ)	5,516	431
WesBanco, Inc.	570	17	Eli Lilly & Co.	33,676	2,664

See accompanying notes which are an integral part of this quarterly report.

348 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Endo International PLC(Æ)	4,204	233	UnitedHealth Group, Inc.	34,178	3,936
Envision Healthcare Holdings, Inc.(Æ)	1,438	32	Universal Health Services, Inc. Class B	2,739	309
Express Scripts Holding Co.(Æ)	26,589	1,911	Varian Medical Systems, Inc.(Æ)	5,253	405
Gilead Sciences, Inc.	36,327	3,015	VCA, Inc.(Æ)	2,084	107
Greatbatch, Inc.(Æ)	364	14	Veeva Systems, Inc. Class A(Æ)	1,263	30
Haemonetics Corp.(Æ)	576	18	Vertex Pharmaceuticals, Inc.(Æ)	6,398	581
HCA Holdings, Inc.(Æ)	18,099	1,259	VWR Corp.(Æ)	2,823	69
Health Net, Inc.(Æ)	2,848	189	West Pharmaceutical Services, Inc.	302	17
HealthSouth Corp.	482	17	Zimmer Biomet Holdings, Inc.	4,875	484
Henry Schein, Inc.(Æ)	5,491	832	Zoetis, Inc. Class A	7,034	303
Hill-Rom Holdings, Inc.	2,022	99			99,148
Hologic, Inc.(Æ)	6,607	224
Humana, Inc.	5,725	932	Materials and Processing - 3.0%
ICU Medical, Inc.(Æ)	207	20	A Schulman, Inc.	397	10
IDEXX Laboratories, Inc.(Æ)	770	54	Acuity Brands, Inc.	1,302	264
Illumina, Inc.(Æ)	4,327	683	Air Products & Chemicals, Inc.	8,514	1,079
Incyte Corp.(Æ)	4,786	338	Airgas, Inc.	3,769	528
Integra LifeSciences Holdings Corp.(Æ)	287	18	Albemarle Corp.	3,187	168
Intercept Pharmaceuticals, Inc.(Æ)	146	16	Alcoa, Inc.	22,948	167
Intrexon Corp.(Æ)	1,625	47	Allegheny Technologies, Inc.	4,212	39
Intuitive Surgical, Inc.(Æ)	165	89	AptarGroup, Inc.	3,890	284
Ionis Pharmaceuticals, Inc.(Æ)	5,272	205	Ashland, Inc.	2,354	223
Jazz Pharmaceuticals PLC(Æ)	1,461	188	Axalta Coating Systems, Ltd.(Æ)	2,668	63
Johnson & Johnson	122,703	12,815	Axiall Corp.	600	11
Juno Therapeutics, Inc.(Æ)	1,815	50	Ball Corp.	7,734	517
Kindred Healthcare, Inc.	845	8	Beacon Roofing Supply, Inc.(Æ)	625	25
Laboratory Corp. of America Holdings(Æ)	8,828	992	Bemis Co., Inc.	9,005	431
LifePoint Health, Inc.(Æ)	3,362	235	Berry Plastics Group, Inc.(Æ)	499	15
Magellan Health, Inc.(Æ)	353	20	Cabot Corp.	1,250	50
Mallinckrodt PLC(Æ)	2,586	150	Celanese Corp. Class A	56	4
McKesson Corp.	8,138	1,310	CF Industries Holdings, Inc.	5,795	174
Medivation, Inc.(Æ)	7,649	250	Chemours Co. (The)	4,357	17
MEDNAX, Inc.(Æ)	7,853	545	Cliffs Natural Resources, Inc.(Æ)	8,577	14
Medtronic PLC	57,611	4,374	Commercial Metals Co.	1,400	19
Merck & Co., Inc.	123,541	6,260	Compass Minerals International, Inc.	1,934	145
Mylan NV(Æ)	14,016	738	Crown Holdings, Inc.(Æ)	518	24
Myriad Genetics, Inc.(Æ)	321	13	Domtar Corp.	3,581	115
OPKO Health, Inc.(Æ)	7,233	58	Dow Chemical Co. (The)	37,064	1,557
Owens & Minor, Inc.	736	25	Eagle Materials, Inc.	816	44
PAREXEL International Corp.(Æ)	261	17	Eastman Chemical Co.	4,277	262
Patterson Cos., Inc.	792	34	Ecolab, Inc.	12,425	1,340
PerkinElmer, Inc.	2,634	127	EI du Pont de Nemours & Co.	20,407	1,077
Perrigo Co. PLC	2,357	341	Fastenal Co.	11,658	473
Pfizer, Inc.	298,863	9,112	FMC Corp.	1,069	38
Premier, Inc. Class A(Æ)	2,013	64	Freeport-McMoRan, Inc.	29,049	134
Puma Biotechnology, Inc.(Æ)	732	31	Graphic Packaging Holding Co.	8,087	92
Qiagen NV(Æ)	9,335	212	Hecla Mining Co.	4,958	9
Quest Diagnostics, Inc.	10,714	704	Hexcel Corp.	8,716	361
Quintiles Transnational Holdings, Inc.(Æ)	2,262	138	Huntsman Corp.	3,469	30
Regeneron Pharmaceuticals, Inc.(Æ)	2,350	987	Innospec, Inc.	369	18
ResMed, Inc.	7,778	441	International Flavors & Fragrances, Inc.	7,321	856
Seattle Genetics, Inc.(Æ)	549	18	International Paper Co.	2,993	102
Sirona Dental Systems, Inc.(Æ)	3,918	416	Kaiser Aluminum Corp.	260	20
St. Jude Medical, Inc.	6,944	367	Lennox International, Inc. Class 2	1,125	135
STERIS PLC(Æ)	254	18	Louisiana-Pacific Corp.(Æ)	1,363	21
Stryker Corp.	13,618	1,350	LyondellBasell Industries Class A	4,303	335
Teleflex, Inc.	2,302	312	Martin Marietta Materials, Inc.	1,827	229
Tenet Healthcare Corp.(Æ)	527	14	Masco Corp.	8,737	231
Thermo Fisher Scientific, Inc.	16,470	2,175	Masonite International Corp.(Æ)	308	17
United Therapeutics Corp.(Æ)	2,260	278	Minerals Technologies, Inc.	332	14

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 349

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Monsanto Co.	6,389	579	Atlas Air Worldwide Holdings, Inc.(Æ)	353	13
Mosaic Co. (The)	8,368	202	Automatic Data Processing, Inc.	21,857	1,816
Mueller Industries, Inc.	488	12	Avery Dennison Corp.	6,552	399
NewMarket Corp.	661	251	Babcock & Wilcox Co. (The)	3,631	109
Newmont Mining Corp.	14,349	286	Babcock & Wilcox Enterprises, Inc.(Æ)	4,164	86
Nucor Corp.	12,163	475	Barnes Group, Inc.	641	21
Olin Corp.	927	16	Boeing Co. (The)	16,532	1,986
Owens Corning	4,065	188	Brady Corp. Class A	703	16
Owens-Illinois, Inc.(Æ)	2,544	33	Briggs & Stratton Corp.	795	16
Packaging Corp. of America	1,845	94	Bristow Group, Inc.	418	10
Platform Specialty Products Corp.(Æ)	509	4	Carlisle Cos., Inc.	3,407	285
PPG Industries, Inc.	7,407	705	Caterpillar, Inc.	18,101	1,127
Praxair, Inc.	12,130	1,213	CH Robinson Worldwide, Inc.	4,891	317
Precision Castparts Corp.	6,533	1,535	Chicago Bridge & Iron Co.	3,489	135
Reliance Steel & Aluminum Co.	3,079	175	Cintas Corp.(Æ)	7,313	628
Royal Gold, Inc.	319	9	Clarcor, Inc.	252	12
RPM International, Inc.	3,950	155	Clean Harbors, Inc.(Æ)	844	37
Schweitzer-Mauduit International, Inc.	396	17	Colfax Corp.(Æ)	2,086	46
Sealed Air Corp.	4,577	185	Convergys Corp.	1,180	29
Sensient Technologies Corp.	501	30	Copa Holdings SA Class A	932	44
Sherwin-Williams Co. (The)	4,271	1,092	Copart, Inc.(Æ)	6,454	216
Silgan Holdings, Inc.	3,232	171	CoStar Group, Inc.(Æ)	964	169
Simpson Manufacturing Co., Inc.	556	18	Covanta Holding Corp.	2,768	39
Sonoco Products Co.	9,839	389	Crane Co.	1,929	92
Southern Copper Corp.	1,704	44	CSX Corp.	35,940	827
Steel Dynamics, Inc.	10,928	201	Cubic Corp.	329	13
Tahoe Resources, Inc.	4,879	38	Cummins, Inc.	7,916	712
Timken Co. (The)	3,435	91	Curtiss-Wright Corp.	418	29
Tronox, Ltd. Class A	789	3	Danaher Corp.	26,480	2,294
United States Steel Corp.	4,864	34	Darling Ingredients, Inc.(Æ)	1,555	14
Universal Forest Products, Inc.	310	21	Deere & Co.	14,945	1,151
USG Corp.(Æ)	1,600	29	Delta Air Lines, Inc.	10,211	452
Valmont Industries, Inc.	1,665	177	Deluxe Corp.	370	21
Valspar Corp.	3,935	308	Donaldson Co., Inc.	7,890	222
Vulcan Materials Co.	2,629	232	Dover Corp.	7,034	411
Watsco, Inc.	2,102	244	Eaton Corp. PLC	19,130	966
Westlake Chemical Corp.	739	34	EMCOR Group, Inc.	715	33
WestRock Co.	10,026	354	Emerson Electric Co.	23,585	1,084
WR Grace & Co.(Æ)	518	42	EnerSys	431	21
		21,467	ESCO Technologies, Inc.	446	15
			Essendant, Inc.	529	16
Producer Durables - 10.3%			Esterline Technologies Corp.(Æ)	316	25
3M Co.	16,458	2,485	Expeditors International of Washington, Inc.	4,418	199
AAR Corp.	570	12	Federal Signal Corp.	972	14
ABM Industries, Inc.	722	22	FedEx Corp.	11,347	1,508
Accenture PLC Class A	23,015	2,429	Flir Systems, Inc.	9,726	284
Actuant Corp. Class A(Æ)	834	19	Fluor Corp.	2,433	109
ADT Corp. (The)	7,154	212	FTI Consulting, Inc.(Æ)	490	17
AECOM(Æ)	3,042	83	G&K Services, Inc. Class A	280	18
AGCO Corp.	1,114	54	GATX Corp.	521	21
Air Lease Corp. Class A	3,433	88	General Dynamics Corp.	14,568	1,949
Aircastle, Ltd.	708	12	General Electric Co.	363,390	10,575
Alaska Air Group, Inc.	5,222	368	Genesee & Wyoming, Inc. Class A(Æ)	799	40
Albany International Corp. Class A	427	14	Genpact, Ltd.(Æ)	11,557	276
Allegion PLC	1,017	62	Graco, Inc.	3,536	257
Allison Transmission Holdings, Inc. Class A	1,526	36	Granite Construction, Inc.	562	22
American Airlines Group, Inc.	11,965	466	HD Supply Holdings, Inc.(Æ)	7,172	188
Ametek, Inc.	10,901	513	HEICO Corp.	281	16
AO Smith Corp.	5,808	406	Honeywell International, Inc.	20,706	2,137
Applied Industrial Technologies, Inc.	443	17	Hubbell, Inc.(Æ)	4,799	434

See accompanying notes which are an integral part of this quarterly report.

350 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Huntington Ingalls Industries, Inc.	1,251	160	Southwest Airlines Co.	9,546	359
Huron Consulting Group, Inc.(Æ)	301	17	Spirit AeroSystems Holdings, Inc. Class A(Æ)	2,897	123
IDEX Corp.	3,721	270	Spirit Airlines, Inc.(Æ)	784	33
IHS, Inc. Class A(Æ)	420	44	SPX Corp.	1,999	19
Illinois Tool Works, Inc.	12,020	1,083	SPX FLOW, Inc.(Æ)	1,999	48
Itron, Inc.(Æ)	500	16	Stanley Black & Decker, Inc.	4,346	410
ITT Corp.	3,653	119	Stericycle, Inc.(Æ)	4,496	541
Jacobs Engineering Group, Inc.(Æ)	3,491	137	Sykes Enterprises, Inc.(Æ)	720	21
JB Hunt Transport Services, Inc.	5,785	421	Teledyne Technologies, Inc.(Æ)	324	26
JetBlue Airways Corp.(Æ)	21,158	451	Terex Corp.	941	21
Joy Global, Inc.	4,038	40	Tetra Tech, Inc.	835	22
Kansas City Southern	4,088	290	Textron, Inc.	9,801	335
KBR, Inc.	6,008	86	TopBuild Corp.(Æ)	270	7
Kennametal, Inc.	3,055	54	Toro Co. (The)	4,129	308
Keysight Technologies, Inc.(Æ)	2,835	66	TransDigm Group, Inc.(Æ)	2,319	521
Kirby Corp.(Æ)	4,932	250	Trinity Industries, Inc.	5,316	114
Korn/Ferry International	541	17	Triumph Group, Inc.	1,988	51
L-3 Communications Holdings, Inc.	6,370	744	Tyco International PLC	12,201	420
Landstar System, Inc.	1,527	88	UniFirst Corp.	190	20
Lexmark International, Inc. Class A	3,036	86	Union Pacific Corp.	26,365	1,898
Lincoln Electric Holdings, Inc.	3,257	173	United Continental Holdings, Inc.(Æ)	6,223	300
Lockheed Martin Corp.	9,548	2,015	United Parcel Service, Inc. Class B	16,716	1,558
Macquarie Infrastructure Corp.	473	32	United Rentals, Inc.(Æ)	781	37
Manitowoc Co., Inc. (The)(Æ)	2,169	34	United Technologies Corp.	36,013	3,158
ManpowerGroup, Inc.	1,867	143	Verisk Analytics, Inc. Class A(Æ)	8,076	590
Matson, Inc.	478	19	Wabtec Corp.	6,251	400
MAXIMUS, Inc.	283	15	Waste Connections, Inc.	7,549	453
Mettler-Toledo International, Inc.(Æ)	1,829	572	Waste Management, Inc.	17,051	903
Middleby Corp.(Æ)	640	58	Waters Corp.(Æ)	4,241	514
Mobile Mini, Inc.	493	13	Watts Water Technologies, Inc. Class A	375	18
Moog, Inc. Class A(Æ)	416	19	Werner Enterprises, Inc.	578	14
MSC Industrial Direct Co., Inc. Class A	3,218	209	WESCO International, Inc.(Æ)	797	32
National Instruments Corp.	2,557	73	Woodward, Inc.	440	20
Navistar International Corp.(Æ)	123	1	WW Grainger, Inc.	2,710	533
Nordson Corp.	3,989	241	Xerox Corp.	32,459	316
Norfolk Southern Corp.	18,542	1,307	XPO Logistics, Inc.(Æ)	454	10
Northrop Grumman Corp.	10,361	1,917	Xylem, Inc.	10,566	380
Old Dominion Freight Line, Inc.(Æ)	6,356	348	Zebra Technologies Corp. Class A(Æ)	981	59
Orbital ATK, Inc.	3,504	316			75,419
Oshkosh Corp.	1,331	44
OSI Systems, Inc.(Æ)	251	14	Technology - 16.2%
PACCAR, Inc.	5,465	268	3D Systems Corp.(Æ)	1,150	9
Parker-Hannifin Corp.	2,111	205	Activision Blizzard, Inc.	19,891	693
Paychex, Inc.	15,097	723	Acxiom Corp.(Æ)	923	17
Pentair PLC	2,300	108	Adobe Systems, Inc.(Æ)	4,371	390
Pitney Bowes, Inc.	1,481	29	Akamai Technologies, Inc.(Æ)	5,018	229
Quanta Services, Inc.(Æ)	10,511	197	Alphabet, Inc. Class A(Æ)	10,345	7,876
Raytheon Co.	16,726	2,145	Alphabet, Inc.(Æ)	6,199	4,606
Regal Beloit Corp.	1,589	89	Amdocs, Ltd.	15,914	871
Republic Services, Inc. Class A	12,519	547	Amphenol Corp. Class A	16,507	818
Robert Half International, Inc.	6,798	298	Analog Devices, Inc.	11,356	612
Rockwell Automation, Inc.	1,798	172	Anixter International, Inc.(Æ)	254	13
Rockwell Collins, Inc.	8,352	675	Ansys, Inc.(Æ)	5,654	499
Rollins, Inc.	7,762	214	Apple, Inc.	192,385	18,727
Roper Technologies, Inc.	6,215	1,092	Applied Materials, Inc.	5,210	92
RR Donnelley & Sons Co.	6,184	86	ARRIS International PLC(Æ)	2,868	73
Ryder System, Inc.	2,331	124	Arrow Electronics, Inc.(Æ)	3,992	206
Scorpio Tankers, Inc.	2,066	13	Aspen Technology, Inc.(Æ)	446	14
Ship Finance International, Ltd.	1,038	14	Atmel Corp.	4,404	35
Snap-on, Inc.	3,154	510	Autodesk, Inc.(Æ)	1,942	91

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 351

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Avago Technologies, Ltd. Class A	5,774	772	Linear Technology Corp.	8,886	380
Avnet, Inc.	6,255	250	LinkedIn Corp. Class A(Æ)	906	179
Benchmark Electronics, Inc.(Æ)	808	17	Lumentum Holdings, Inc.(Æ)	1,124	22
Bio Techne Corp.	2,205	182	Manhattan Associates, Inc.(Æ)	328	19
Black Knight Financial Services, Inc. Class			Marvell Technology Group, Ltd.	21,033	186
A(Æ)	2,131	64	Maxim Integrated Products, Inc.	4,110	137
Broadcom Corp. Class A	23,892	1,306	Mentor Graphics Corp.	1,127	20
Brocade Communications Systems, Inc.	18,014	144	Microchip Technology, Inc.	1,153	52
CA, Inc.	19,388	557	Micron Technology, Inc.(Æ)	58,018	640
CACI International, Inc. Class A(Æ)	283	23	Microsemi Corp.(Æ)	761	24
Cadence Design Systems, Inc.(Æ)	3,992	78	Microsoft Corp.	331,379	18,256
CDK Global Inc.	3,523	155	MKS Instruments, Inc.	668	24
CDW Corp.	2,657	102	Motorola Solutions, Inc.	1,111	74
Cirrus Logic, Inc.(Æ)	595	21	NCR Corp.(Æ)	7,718	165
Cisco Systems, Inc.	313,033	7,447	NetApp, Inc.	21,944	481
Citrix Systems, Inc.(Æ)	798	56	NETGEAR, Inc.(Æ)	554	21
Cognex Corp.	2,796	90	NetSuite, Inc.(Æ)	813	56
Cognizant Technology Solutions Corp. Class			Nuance Communications, Inc.(Æ)	1,517	27
A(Æ)	29,011	1,837	NVIDIA Corp.	18,934	555
Coherent, Inc.(Æ)	323	25	NXP Semiconductors NV(Æ)	884	66
CommScope Holding Co., Inc.(Æ)	1,833	41	ON Semiconductor Corp.(Æ)	14,903	128
Computer Sciences Corp.	6,402	205	Oracle Corp.	106,594	3,870
Corning, Inc.	76,921	1,431	Palo Alto Networks, Inc.(Æ)	1,538	230
Cree, Inc.(Æ)	4,666	131	Plexus Corp.(Æ)	424	15
CSRA, Inc.(Æ)	6,402	171	Polycom, Inc.(Æ)	1,165	12
Cypress Semiconductor Corp.(Æ)	8,377	66	Progress Software Corp.(Æ)	731	19
Diebold, Inc.	1,123	31	PTC, Inc.(Æ)	1,378	41
DigitalGlobe, Inc.(Æ)	712	9	QLogic Corp.(Æ)	1,286	16
Dolby Laboratories, Inc. Class A	5,101	184	Qorvo, Inc.(Æ)	1,416	56
DST Systems, Inc.	3,002	316	QUALCOMM, Inc.	78,114	3,542
EchoStar Corp. Class A(Æ)	1,406	49	Rackspace Hosting, Inc.(Æ)	1,988	40
Electronic Arts, Inc.(Æ)	7,925	511	Red Hat, Inc.(Æ)	4,653	326
EMC Corp.	120,063	2,974	Rogers Corp.(Æ)	228	11
Entegris, Inc.(Æ)	1,315	15	Rovi Corp.(Æ)	2,303	45
F5 Networks, Inc.(Æ)	1,078	101	Sabre Corp.	1,873	48
Facebook, Inc. Class A(Æ)	50,733	5,693	Salesforce.com, Inc.(Æ)	11,213	763
Fairchild Semiconductor International, Inc.			SanDisk Corp.	12,245	866
Class A(Æ)	1,322	27	Sanmina Corp.(Æ)	885	17
FireEye, Inc.(Æ)	3,231	46	SBA Communications Corp. Class A(Æ)	1,522	151
Fortinet, Inc.(Æ)	3,096	87	ScanSource, Inc.(Æ)	475	15
Gartner, Inc.(Æ)	6,804	598	ServiceNow, Inc.(Æ)	4,463	278
Groupon, Inc. Class A(Æ)	10,977	30	Silicon Laboratories, Inc.(Æ)	343	16
Harris Corp.	2,083	181	Skyworks Solutions, Inc.	5,728	395
Hewlett Packard Enterprise Co.(Æ)	109,725	1,510	SolarWinds, Inc.(Æ)	1,045	63
HP, Inc.	114,761	1,114	Solera Holdings, Inc.	719	39
II-VI, Inc.(Æ)	939	20	Splunk, Inc.(Æ)	2,667	123
IMS Health Holdings, Inc.(Æ)	2,542	59	SS&C Technologies Holdings, Inc.	2,599	167
Ingram Micro, Inc. Class A	3,265	92	Stratasys, Ltd.(Æ)	1,069	17
Insight Enterprises, Inc.(Æ)	663	16	Symantec Corp.	25,192	500
Intel Corp.	261,528	8,113	SYNNEX Corp.	314	26
International Business Machines Corp.	37,933	4,734	Synopsys, Inc.(Æ)	14,020	601
Intersil Corp. Class A	1,410	18	Tableau Software, Inc. Class A(Æ)	658	53
Intuit, Inc.	11,087	1,059	Take-Two Interactive Software, Inc.(Æ)	844	29
IPG Photonics Corp.(Æ)	834	67	Teradata Corp.(Æ)	4,895	119
Jabil Circuit, Inc.	10,228	204	Teradyne, Inc.	5,489	107
JDS Uniphase Corp.(Æ)	5,623	28	Texas Instruments, Inc.	37,272	1,973
Juniper Networks, Inc.	14,089	332	Twitter, Inc.(Æ)	2,198	37
KLA-Tencor Corp.	909	61	Tyler Technologies, Inc.(Æ)	140	22
Lam Research Corp.	5,374	386	Ultimate Software Group, Inc.(Æ)	742	130
Leidos Holdings, Inc.	3,283	151	Veeco Instruments, Inc.(Æ)	540	10

See accompanying notes which are an integral part of this quarterly report.

352 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Verint Systems, Inc.(Æ)	273	10	OGE Energy Corp.	3,684		97
VeriSign, Inc.(Æ)	1,938	146	ONE Gas, Inc.	522		30
VMware, Inc. Class A(Æ)	1,228	56	Otter Tail Corp.	564		16
Western Digital Corp.	13,801	662	Pepco Holdings, Inc.	2,707		72
Workday, Inc. Class A(Æ)	979	62	PG&E Corp.	19,936		1,095
Xilinx, Inc.	3,435	173	Piedmont Natural Gas Co., Inc.	834		49
Yahoo!, Inc.(Æ)	41,554	1,226	Pinnacle West Capital Corp.	2,104		140
Yelp, Inc. Class A(Æ)	1,086	23	PNM Resources, Inc.	918		29
Zynga, Inc. Class A(Æ)	21,456	53	Portland General Electric Co.	836		33
		118,569	PPL Corp.	14,918		523
			Public Service Enterprise Group, Inc.	14,304		591
Utilities - 5.2%			Questar Corp.	5,280		108
AES Corp.	678	6	SCANA Corp.	8,462		533
AGL Resources, Inc.(Æ)	3,393	216	Sempra Energy	10,242		970
ALLETE, Inc.	504	27	South Jersey Industries, Inc.	826		21
Alliant Energy Corp.	3,484	228	Southern Co. (The)	36,973		1,809
Ameren Corp.	3,086	139	Southwest Gas Corp.	512		30
American Electric Power Co., Inc.	23,805	1,451	Sprint Corp.(Æ)	24,933		75
American States Water Co.	511	23	Talen Energy Corp.(Æ)	1,767		13
American Water Works Co., Inc.	7,050	458	TECO Energy, Inc.	9,633		261
Aqua America, Inc.	8,922	281	Telephone & Data Systems, Inc.	5,211		121
AT&T, Inc.	276,687	9,977	T-Mobile US, Inc.(Æ)	16,022		643
Atmos Energy Corp.	7,011	485	UGI Corp.	3,197		109
Avangrid, Inc.(Æ)	608	23	US Cellular Corp.(Æ)	2,005		75
Avista Corp.	726	27	Vectren Corp.	6,543		274
Black Hills Corp.	519	26	Verizon Communications, Inc.	112,988		5,646
California Water Service Group	731	18	WEC Energy Group, Inc.	15,305		845
Calpine Corp.(Æ)	789	12	Westar Energy, Inc. Class A	5,852		255
CenterPoint Energy, Inc.	2,689	48	WGL Holdings, Inc.	557		37
CenturyLink, Inc.	14,808	376	Windstream Holdings, Inc.	3,466		20
CMS Energy Corp.	3,313	129	Xcel Energy, Inc.	18,013		688
Consolidated Edison, Inc.	10,040	697				37,946
Dominion Resources, Inc.	7,870	568
DTE Energy Co.	6,786	577	Total Common Stocks
Duke Energy Corp.	25,326	1,907	(cost $754,282)			695,563
Dynegy, Inc. Class A(Æ)	1,034	12
Edison International	4,400	272	Short-Term Investments - 4.3%
El Paso Electric Co.	552	23	Russell U.S. Cash Management Fund	31,152,090	(8)	31,152
Empire District Electric Co. (The)	698	20	Total Short-Term Investments
Entergy Corp.	1,606	113	(cost $31,152)			31,152
Eversource Energy	9,612	517
Exelon Corp.	32,051	948	Total Investments 99.5%
FirstEnergy Corp.	3,880	128	(identified cost $785,434)			726,715
Frontier Communications Corp.	35,220	160
Hawaiian Electric Industries, Inc.(Æ)	8,535	255	Other Assets and Liabilities, Net
Idacorp, Inc.	525	37	- 0.5%			3,837
ITC Holdings Corp.	2,649	106	Net Assets - 100.0%			730,552
Laclede Group, Inc. (The)	505	32
Level 3 Communications, Inc.(Æ)	5,861	286
MDU Resources Group, Inc.	1,352	23
MGE Energy, Inc.	479	23
National Fuel Gas Co.	2,487	113
New Jersey Resources Corp.	930	33
NextEra Energy, Inc.	15,826	1,768
NiSource, Inc.	3,769	79
Northwest Natural Gas Co.	404	21
NorthWestern Corp.	524	29
NRG Energy, Inc.	3,145	33
NRG Yield, Inc. Class A	320	4
NRG Yield, Inc. Class C	320	4

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 353

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	162	USD	17,256	03/16	(827)
S&P 500 E-Mini Index Futures	177	USD	17,082	03/16	(763)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,590)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$103,533	$—		$—	$103,533
Consumer Staples	48,365	—		2	48,367
Energy	49,211	—		—	49,211
Financial Services	141,903	—		—	141,903
Health Care	99,148	—		—	99,148
Materials and Processing	21,467	—		—	21,467
Producer Durables	75,419	—		—	75,419
Technology	118,569	—		—	118,569
Utilities	37,946	—		—	37,946
Short-Term Investments	—	31,152		—	31,152
Total Investments	695,561	31,152		2	726,715

Other Financial Instruments
Futures Contracts	(1,590)	—		—	(1,590)
Total Other Financial Instruments*	$(1,590)	$—		$—	$(1,590)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

354 Select U.S. Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.5%			Woolworths, Ltd.	44,858	780
Australia - 4.8%					36,677
AGL Energy, Ltd.	103,669	1,375
ALS, Ltd.	61,378	145	Austria - 0.5%
Amcor, Ltd. Class A	57,017	541	Andritz AG	4,707	220
AMP, Ltd.	103,529	397	Erste Group Bank AG(Æ)	25,288	737
Ansell, Ltd. - GDR	22,315	318	EVN AG(Æ)	22,512	249
APA Group	67,642	409	Immofinanz AG(Æ)	146,730	277
Aristocrat Leisure, Ltd.	14,596	107	Mayr Melnhof Karton AG	3,332	379
Asciano, Ltd.	116,338	739	Oesterreichische Post AG	3,501	124
ASX, Ltd. - ADR	19,638	595	OMV AG	20,830	536
AusNet Services(Æ)	95,591	100	Raiffeisen Bank International AG(Æ)	15,227	193
Australia & New Zealand Banking			Strabag SE	17,107	418
Group, Ltd. - ADR	78,811	1,365	UNIQA Insurance Group AG	30,637	194
Bendigo & Adelaide Bank, Ltd.	95,314	737	Verbund AG Class A	12,730	154
BHP Billiton, Ltd. - ADR	182,736	2,006	Vienna Insurance Group AG Wiener
Boral, Ltd.	77,581	311	Versicherung Gruppe	6,376	158
Brambles, Ltd.	73,665	591	Voestalpine AG	17,190	457
Caltex Australia, Ltd.	9,401	250			4,096
Challenger, Ltd.	80,753	459
CIMIC Group, Ltd.	18,356	319	Belgium - 1.5%
Coca-Cola Amatil, Ltd.	15,522	93	Ackermans & van Haaren NV	1,869	242
Cochlear, Ltd.	4,674	313	Ageas	23,775	965
Commonwealth Bank of Australia - ADR	62,525	3,518	Anheuser-Busch InBev SA	35,817	4,509
CSL, Ltd.	24,924	1,856	bpost SA	11,294	269
Echo Entertainment Group, Ltd.(Æ)	83,109	319	Cie d'Entreprises CFE	3,706	380
Flight Centre, Ltd.	4,958	138	Colruyt SA(Æ)	4,280	230
Fortescue Metals Group, Ltd.	108,589	135	Delhaize Group	19,595	2,060
Goodman Group(ö)	19,121	83	D'ieteren SA	6,118	200
Harvey Norman Holdings, Ltd.	146,879	466	Elia System Operator SA	4,610	222
Healthscope, Ltd.	5,129	8	Groupe Bruxelles Lambert SA	8,420	639
Incitec Pivot, Ltd.	409,905	908	KBC Ancora	4,247	159
Lend Lease Group	37,025	344	KBC Groep NV	16,838	965
Macquarie Group, Ltd.	18,465	954	Proximus	4,768	165
National Australia Bank, Ltd. - ADR	78,814	1,561	Sofina SA	3,622	382
Newcrest Mining, Ltd.(Æ)	122,424	1,130	Umicore SA	6,950	257
Orica, Ltd.	30,246	308			11,644
Origin Energy, Ltd.	91,496	271
Qantas Airways, Ltd.(Æ)	242,714	671	Bermuda - 0.1%
QBE Insurance Group, Ltd.	202,009	1,571	Hiscox, Ltd.	52,821	749
Ramsay Health Care, Ltd.	6,134	265
REA Group, Ltd.	3,483	131	Canada - 6.3%
			Agrium, Inc.	4,739	414
Rio Tinto, Ltd. - ADR	29,440	826	Alimentation Couche-Tard, Inc. Class B	32,437	1,412
Santos, Ltd.	172,493	398	Atco, Ltd. Class I	12,505	347
Scentre Group(ö)	128,818	400	Bank of Montreal	38,736	2,080
Sonic Healthcare, Ltd.	14,651	192	Bank of Nova Scotia (The)	42,514	1,742
South32, Ltd.(Æ)	678,687	475	Barrick Gold Corp.	93,313	928
Suncorp Group, Ltd.	63,313	525	Baytex Energy Corp.	44,337	94
Sydney Airport	58,643	275	BCE, Inc.	22,029	887
Tabcorp Holdings, Ltd.	94,475	310	Brookfield Asset Management, Inc.
Tatts Group, Ltd.	141,414	422	Class A	34,778	1,050
Telstra Corp., Ltd.	278,651	1,119	Cameco Corp.	32,039	389
TPG Telecom, Ltd.	41,023	295	Canadian Imperial Bank of Commerce	7,743	504
Transurban Group - ADR(Æ)	77,895	597	Canadian National Railway Co.	21,373	1,159
Vicinity Centres(Æ)(ö)	95,471	198	Canadian Natural Resources, Ltd.	71,372	1,528
Wesfarmers, Ltd.	35,014	1,055	Canadian Oil Sands, Ltd.	28,537	191
Westfield Corp.(ö)	39,919	285	Canadian Tire Corp., Ltd. Class A	4,795	391
Westpac Banking Corp.	98,429	2,172	CCL Industries, Inc. Class B	991	140
Woodside Petroleum, Ltd.	27,117	546	Cenovus Energy, Inc.	70,085	863
			CGI Group, Inc. Class A(Æ)	20,601	883

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 355

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Constellation Software, Inc.	1,320	481	Novo Nordisk A/S Class B	96,949	5,414
DH Corp.	9,204	207	Novozymes A/S Class B	8,001	334
Dollarama, Inc.	12,090	649	Pandora A/S	6,567	877
Element Financial Corp.(Æ)	21,403	226	Rockwool International A/S Class B	1,053	159
Emera, Inc.	10,381	331	Vestas Wind Systems A/S	19,654	1,283
Empire Co., Ltd. Class A	40,113	758	William Demant Holding A/S(Æ)	878	78
Enbridge, Inc.	28,983	1,007			15,384
Encana Corp.	69,691	306
Fairfax Financial Holdings, Ltd.(Æ)	3,487	1,795	Finland - 1.0%
Finning International, Inc.	13,244	169	Amer Sports OYJ Class A	12,246	335
First Quantum Minerals, Ltd.	189,095	409	Cargotec OYJ Class B	4,768	152
Fortis, Inc.	37,381	1,086	Elisa OYJ Class A	18,558	671
Genworth MI Canada, Inc.	21,516	372	Fortum OYJ	70,452	1,107
George Weston, Ltd.	2,289	176	Huhtamaki OYJ	9,990	354
Gildan Activewear, Inc. Class A	22,169	560	Kone OYJ Class B	16,462	723
Goldcorp, Inc.	85,289	972	Nokia OYJ	102,880	738
Great-West Lifeco, Inc.	28,092	696	Orion OYJ Class B	12,479	411
Husky Energy, Inc.	27,464	273	Sampo OYJ Class A	19,016	918
Imperial Oil, Ltd.	47,942	1,470	Stora Enso OYJ Class R	103,856	846
Industrial Alliance Insurance &			UPM-Kymmene OYJ	69,038	1,123
Financial Services, Inc.	11,071	329	Wartsila OYJ Abp Class B	4,180	188
Intact Financial Corp.	6,675	400			7,566
Kinross Gold Corp.(Æ)	305,979	505
Loblaw Cos., Ltd.	12,386	582	France - 9.1%
Magna International, Inc. Class A	23,002	799	Accor SA	4,618	177
Manulife Financial Corp.	124,526	1,731	Air Liquide SA Class A	10,911	1,129
Metro, Inc. Class A	20,914	618	Airbus Group SE	22,835	1,436
National Bank of Canada	18,043	515	Alcatel-Lucent SA - ADR(Æ)	116,296	460
Power Corp. of Canada	54,037	1,146	Alstom SA(Æ)	12,913	346
Power Financial Corp.	39,843	919	Arkema SA	9,366	586
Progressive Waste Solutions, Ltd.	10,085	284	AXA SA	191,820	4,750
Ritchie Bros Auctioneers, Inc.	6,486	148	BNP Paribas SA	66,583	3,165
Rogers Communications, Inc. Class B	9,794	335	Bouygues SA - ADR	32,237	1,262
Royal Bank of Canada - GDR	52,717	2,730	Capital Gemini SA	10,683	976
SNC-Lavalin Group, Inc.	41,636	1,190	Carrefour SA	56,525	1,611
Sun Life Financial, Inc.	57,734	1,656	Christian Dior SE	4,372	740
Suncor Energy, Inc.	131,060	3,103	Cie de Saint-Gobain	44,616	1,851
Teck Resources, Ltd. Class B	96,351	360	CNP Assurances	21,126	284
TELUS Corp.	11,764	327	Credit Agricole SA	162,163	1,621
TMX Group, Ltd.	4,821	140	Danone SA	14,836	1,023
Toronto Dominion Bank	60,290	2,287	Dassault Systemes SA	12,369	959
TransCanada Corp.	15,414	535	Eiffage SA	10,096	697
WestJet Airlines, Ltd.	9,118	123	Electricite de France SA	24,534	323
WSP Global, Inc.	7,807	224	Engie SA	118,560	1,905
Yamana Gold, Inc.	314,401	541	Essilor International SA	12,619	1,568
		48,472	Financiere de L'Odet	338	308
			Groupe Eurotunnel SE	36,000	416
Curacao - 0.0%			Ingenico Group	2,196	260
HAL Trust	1,412	250	Ipsen SA	3,088	178
			JCDecaux SA	392	15
Denmark - 2.0%			Kering	907	154
AP Moeller - Maersk A/S Class A	262	331	Legrand SA - ADR	7,543	416
AP Moeller - Maersk A/S Class B	1,238	1,591	L'Oreal SA	11,714	2,022
Carlsberg A/S Class B	12,271	1,033	LVMH Moet Hennessy Louis Vuitton
Chr Hansen Holding A/S	5,363	328	SE - ADR	12,090	1,949
Coloplast A/S Class B	3,332	275	Natixis SA	149,526	735
Danske Bank A/S	41,369	1,112	Numericable-SFR SAS(Æ)	3,855	153
DSV A/S	17,583	684	Orange SA - ADR	177,072	3,172
Genmab A/S(Æ)	8,905	1,115	Pernod Ricard SA	10,655	1,250
H Lundbeck A/S(Æ)	9,756	319	Peugeot SA(Æ)	55,904	831
ISS A/S	12,755	451	Publicis Groupe SA - ADR	6,246	378

See accompanying notes which are an integral part of this quarterly report.

356 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Renault SA	26,212	2,221	Merck KGaA	10,765	936
Safran SA	17,685	1,154	Metro AG	14,345	406
Sanofi - ADR	50,862	4,271	MTU Aero Engines AG	4,501	413
Sartorius Stedim Biotech	707	258	Muenchener Rueckversicherungs-
Schneider Electric SE	21,773	1,169	Gesellschaft AG in Muenchen	15,608	2,990
SCOR SE - ADR	38,350	1,339	OSRAM Licht AG	15,817	704
SEB SA	1,777	174	ProSiebenSat.1 Media SE	12,731	634
Societe BIC SA	2,706	441	Puma SE	580	117
Societe Generale SA	66,921	2,561	Rational AG	312	140
Suez Environnement Co.	47,247	877	Rheinmetall AG	5,199	372
Technip SA	10,072	472	Rhoen Klinikum AG	14,843	430
Teleperformance - GDR	5,467	456	RWE AG	57,898	807
Thales SA	8,868	676	Salzgitter AG	7,200	154
Total SA	135,154	6,012	SAP SE - ADR	28,265	2,242
Unibail-Rodamco SE(ö)	2,830	711	Siemens AG(Æ)	36,124	3,458
Valeo SA	3,650	474	Software AG	6,008	202
Vallourec SA	16,050	70	Suedzucker AG	10,236	155
Veolia Environnement SA	70,233	1,693	Symrise AG	8,560	552
Vinci SA	43,933	2,979	Talanx AG	6,377	183
Vivendi SA - ADR	113,457	2,469	Telefonica Deutschland Holding AG	36,532	180
Wendel SA	2,738	274	TUI AG	10,353	175
Zodiac Aerospace(Æ)	6,095	128	United Internet AG	8,827	457
		69,985	Volkswagen AG	830	109
			Vonovia SE	9,169	279
Germany - 7.0%			Wirecard AG	3,272	165
adidas AG	6,063	624			53,300
Allianz SE	30,702	4,954
Aurubis AG	3,342	136	Hong Kong - 2.5%
BASF SE	30,768	2,039	AIA Group, Ltd.	345,800	1,935
Bayer AG	34,406	3,859	Bank of East Asia, Ltd. (The)	69,600	205
Bayerische Motoren Werke AG	27,079	2,248	Cheung Kong Infrastructure Holdings,
Beiersdorf AG	5,232	483	Ltd.	47,000	442
Bilfinger SE	5,346	236	Chinese Estates Holdings, Ltd.	72,500	165
Brenntag AG	7,381	362	CK Hutchison Holdings, Ltd.	88,536	1,101
Commerzbank AG(Æ)	94,847	769	Goldin Financial Holdings, Ltd.(Æ)	176,000	189
Continental AG	4,214	880	Guoco Group, Ltd.	10,569	107
CTS Eventim AG & Co. KGaA(Æ)	4,193	154	Hang Lung Group, Ltd.	65,000	180
Daimler AG	75,959	5,287	Hang Lung Properties, Ltd. - ADR	230,000	424
Deutsche Bank AG	95,629	1,692	Hang Seng Bank, Ltd.	26,300	438
Deutsche Boerse AG	9,903	842	Henderson Land Development Co., Ltd.	224,700	1,221
Deutsche Post AG	27,835	673	Hong Kong Exchanges and Clearing,
Deutsche Telekom AG	99,748	1,732	Ltd.	37,000	820
Deutsche Wohnen AG	31,483	828	Hongkong Land Holdings, Ltd.	181,800	1,138
E.ON SE	118,037	1,205	Hopewell Holdings, Ltd.	46,500	141
Evonik Industries AG	6,658	206	Hysan Development Co., Ltd.	49,000	190
Freenet AG	13,578	421	Jardine Matheson Holdings, Ltd.	34,800	1,825
Fresenius Medical Care AG & Co.	12,718	1,125	Jardine Strategic Holdings, Ltd.	21,100	577
Fresenius SE & Co. KGaA	17,753	1,175	Link REIT(ö)	164,000	939
GEA Group AG	8,518	359	Melco Crown Entertainment, Ltd.	8,400	43
Hannover Rueck SE	8,030	845	MTR Corp., Ltd.	147,500	670
HeidelbergCement AG	13,654	1,002	New World Development Co., Ltd.	829,000	669
Henkel AG & Co. KGaA	6,500	598	Orient Overseas International, Ltd.	36,500	136
Hochtief AG	2,077	191	Power Assets Holdings, Ltd.	66,000	604
Hugo Boss AG	1,491	119	Sun Hung Kai Properties, Ltd.	133,000	1,446
Infineon Technologies AG - ADR	38,236	509	Swire Pacific, Ltd. Class A	98,500	955
K&S AG	25,595	538	Swire Properties, Ltd.	141,800	367
KION Group AG(Æ)	4,528	223	Wharf Holdings, Ltd. (The)	226,000	1,053
Krones AG	1,356	146	Wheelock & Co., Ltd.	226,000	863
Lanxess AG	3,241	134			18,843
Linde AG	3,302	446

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 357

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ireland - 0.8%			Japan - 20.6%
Bank of Ireland(Æ)	440,904	146	Aeon Co., Ltd.	73,800	987
CRH PLC	34,355	916	Aisin Seiki Co., Ltd.	23,900	1,013
DCC PLC	5,819	451	Ajinomoto Co., Inc.	20,000	475
Experian PLC	46,125	788	Alfresa Holdings Corp.	45,500	847
Glanbia PLC	16,075	307	Alps Electric Co., Ltd.	8,700	172
James Hardie Industries PLC	37,386	426	ANA Holdings, Inc.	98,000	288
Kerry Group PLC Class A	4,807	393	Aozora Bank, Ltd.	156,000	523
Kingspan Group PLC	13,601	352	Asahi Glass Co., Ltd.	168,000	1,026
Paddy Power PLC	3,538	528	Asahi Group Holdings, Ltd.	5,300	170
Shire PLC - ADR	29,428	1,650	Asahi Kasei Corp.	60,000	388
Smurfit Kappa Group PLC	13,616	296	Astellas Pharma, Inc.	62,400	865
Willis Towers Watson PLC	1,729	198	Bandai Namco Holdings, Inc.	8,300	189
		6,451	Bank of Kyoto, Ltd. (The)	40,000	309
			Bank of Yokohama, Ltd. (The)	106,000	564
Isle of Man - 0.0%			Benesse Holdings, Inc.	7,400	207
Playtech PLC	19,726	216	Bridgestone Corp.	44,700	1,625
			Brother Industries, Ltd.	14,600	147
Israel - 0.4%			Canon, Inc.	39,000	1,090
Bank Hapoalim BM	78,997	369	Casio Computer Co., Ltd.	10,700	207
Bank Leumi Le-Israel BM(Æ)	72,228	240	Central Japan Railway Co.	9,000	1,671
Check Point Software Technologies, Ltd.			Century Tokyo Leasing Corp.	5,000	185
(Æ)	1,985	156	Chiba Bank, Ltd. (The)	91,000	562
Mizrahi Tefahot Bank, Ltd.	13,937	157	Chiyoda Corp.	16,000	117
NICE-Systems, Ltd.	2,962	178	Chubu Electric Power Co., Inc.	66,600	853
Taro Pharmaceutical Industries, Ltd.(Æ)	2,611	381	Chugai Pharmaceutical Co., Ltd.	11,600	355
Teva Pharmaceutical Industries, Ltd.	30,814	1,894	Chugoku Bank, Ltd. (The)	39,500	470
		3,375	Chugoku Electric Power Co., Inc. (The)	31,300	417

Italy - 2.5%			Credit Saison Co., Ltd.	16,600	311
A2A SpA	454,065	543	Dai Nippon Printing Co., Ltd.	87,000	817
Assicurazioni Generali SpA	105,432	1,582	Daicel Chemical Industries, Ltd.	17,500	257
Atlantia SpA	11,704	306	Daido Steel Co., Ltd.	37,000	153
Banca Monte dei Paschi di Siena			Daihatsu Motor Co., Ltd.	24,500	382
SpA(Æ)	115,610	84	Dai-ichi Life Insurance Co., Ltd. (The)	38,400	530
Banca Popolare dell'Emilia Romagna SC	30,696	185	Daikin Industries, Ltd.	13,600	919
Banca Popolare di Milano Scarl	612,481	501	Daiwa House Industry Co., Ltd.	35,000	989
Banco Popolare SC(Æ)	62,431	580	DeNA Co., Ltd.	11,200	162
Credito Emiliano SpA	27,983	187	Denso Corp.	12,600	547
Davide Campari-Milano SpA	18,789	165	Dentsu, Inc.	11,100	588
De' Longhi SpA	4,420	105	Don Quijote Holdings Co., Ltd.	4,200	142
Enel Green Power SpA	106,566	209	East Japan Railway Co.	14,600	1,345
Enel SpA	537,730	2,200	Eisai Co., Ltd.	14,200	857
ENI SpA - ADR	165,987	2,415	Electric Power Development Co., Ltd.	9,300	314
EXOR SpA	10,640	349	Ezaki Glico Co., Ltd.	6,900	377
Finmeccanica SpA(Æ)	16,745	199	FamilyMart Co., Ltd.	4,000	187
Hera SpA	69,807	195	FANUC Corp.	7,700	1,028
Intesa Sanpaolo SpA	1,126,104	3,189	Fast Retailing Co., Ltd.	1,900	614
Luxottica Group SpA	12,616	781	Fuji Electric Co., Ltd.	82,000	284
Mediobanca SpA(Æ)	40,225	322	Fuji Heavy Industries, Ltd.	16,600	678
Parmalat SpA	87,811	228	FUJIFILM Holdings Corp.	51,900	2,004
Prysmian SpA	12,682	261	Fukuoka Financial Group, Inc.	118,000	499
Recordati SpA	16,059	398	GungHo Online Entertainment, Inc.	143,000	383
Snam Rete Gas SpA	50,689	284	Gunma Bank, Ltd. (The)	102,000	566
Telecom Italia SpA(Æ)	1,213,485	1,348	Hachijuni Bank, Ltd. (The)	142,000	791
Telecom Italia SpA	555,279	500	Hamamatsu Photonics KK	6,700	167
UniCredit SpA	250,508	974	Hankyu Hanshin Holdings, Inc.	120,000	748
Unione di Banche Italiane SCpA	114,073	535	Haseko Corp.	41,600	436
UnipolSai SpA	111,608	238	Hiroshima Bank, Ltd. (The)	91,000	454
		18,863	Hisamitsu Pharmaceutical Co., Inc.	3,400	153
			Hitachi Capital Corp.	10,600	261

See accompanying notes which are an integral part of this quarterly report.

358 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hitachi Chemical Co., Ltd.	10,600	186	Mitsubishi Chemical Holdings Corp.	199,700	1,112
Hitachi, Ltd.	259,000	1,278	Mitsubishi Corp.	108,800	1,742
Hokuhoku Financial Group, Inc.	294,000	544	Mitsubishi Electric Corp.	50,000	463
Hokuriku Electric Power Co.	41,100	581	Mitsubishi Estate Co., Ltd.	19,000	377
Honda Motor Co., Ltd.	81,200	2,201	Mitsubishi Gas Chemical Co., Inc.	61,000	293
Hoshizaki Electric Co., Ltd.(Æ)	4,600	321	Mitsubishi Heavy Industries, Ltd.	53,000	209
Ibiden Co., Ltd.	16,800	236	Mitsubishi Materials Corp.	162,000	499
Idemitsu Kosan Co., Ltd.	34,300	516	Mitsubishi Motors Corp.	22,300	180
Iida Group Holdings Co., Ltd.	23,500	418	Mitsubishi Tanabe Pharma Corp.	18,600	306
Inpex Corp.	91,400	809	Mitsubishi UFJ Financial Group, Inc.	952,300	4,909
Isetan Mitsukoshi Holdings, Ltd.	31,100	395	Mitsubishi UFJ Lease & Finance Co.,
ITOCHU Corp.	147,200	1,740	Ltd.	71,500	355
Itochu Techno-Solutions Corp.	18,400	298	Mitsui & Co., Ltd.	142,700	1,619
Iyo Bank, Ltd. (The)	58,500	495	Mitsui Chemicals, Inc.	76,000	331
J Front Retailing Co., Ltd.	35,800	493	Mitsui Fudosan Co., Ltd.	10,000	235
Japan Display, Inc.(Æ)	120,300	277	Mitsui OSK Lines, Ltd.	255,000	505
Japan Exchange Group, Inc.	16,500	234	Mizuho Financial Group, Inc.	1,841,400	3,180
Japan Petroleum Exploration Co., Ltd.	13,400	345	MS&AD Insurance Group Holdings, Inc.	58,500	1,587
Japan Tobacco, Inc.	27,500	1,074	Murata Manufacturing Co., Ltd.	7,800	901
JFE Holdings, Inc.	37,100	502	Nagoya Railroad Co., Ltd.	90,000	411
JGC Corp.	19,000	301	Nankai Electric Railway Co., Ltd.	46,000	271
Joyo Bank, Ltd. (The)	106,000	429	Nexon Co., Ltd.	10,400	170
JSR Corp.	6,700	97	NH Foods, Ltd.	17,000	329
JX Holdings, Inc.	247,400	943	NHK Spring Co., Ltd.	53,100	522
Kajima Corp.	141,000	799	Nidec Corp.	3,700	252
Kaken Pharmaceutical Co., Ltd.	7,800	514	Nikon Corp.	38,400	566
Kamigumi Co., Ltd.	65,000	587	Nintendo Co., Ltd.	5,400	761
Kaneka Corp.	53,000	505	Nippon Electric Glass Co., Ltd.	52,000	269
Kansai Electric Power Co., Inc. (The)(Æ)	42,400	461	Nippon Express Co., Ltd.	105,000	492
Kao Corp.	19,400	1,041	Nippon Paint Holdings Co., Ltd.	15,500	296
Kawasaki Heavy Industries, Ltd.	41,000	126	Nippon Shokubai Co., Ltd.	3,800	248
KDDI Corp.	59,300	1,499	Nippon Steel & Sumitomo Metal Corp.	52,200	933
Keihan Electric Railway Co., Ltd.	65,000	409	Nippon Telegraph & Telephone Corp.	89,600	3,813
Keikyu Corp.	13,000	108	Nippon Yusen KK	206,000	445
Keio Corp.	25,000	223	Nissan Motor Co., Ltd.	166,800	1,654
Kewpie Corp.	4,100	90	Nisshin Seifun Group, Inc.	51,100	826
Keyence Corp.	1,500	706	Nissin Foods Holdings Co., Ltd.	3,600	184
Kikkoman Corp.	11,000	366	Nitori Holdings Co., Ltd.	5,600	454
Kintetsu Group Holdings Co., Ltd.	44,000	181	Nitto Denko Corp.	7,200	414
Kirin Holdings Co., Ltd.	20,300	289	Nomura Holdings, Inc.	111,900	612
Kobayashi Pharmaceutical Co., Ltd.	4,800	409	Nomura Real Estate Holdings, Inc.	23,400	413
Kobe Steel, Ltd.	359,000	348	Nomura Research Institute, Ltd.	10,100	367
Koito Manufacturing Co., Ltd.	4,500	208	NSK, Ltd.	12,400	128
Komatsu, Ltd.	23,600	350	NTT Data Corp.	4,700	227
Konami Corp.	11,100	258	NTT DOCOMO, Inc.	52,300	1,167
Konica Minolta, Inc.	38,400	323	Obayashi Corp.	47,000	424
Kose Corp.	8,400	782	Obic Co., Ltd.	5,600	290
Kubota Corp.	15,000	221	Odakyu Electric Railway Co., Ltd.	23,000	244
Kuraray Co., Ltd.	57,700	696	Oji Holdings Corp.	111,000	451
Kurita Water Industries, Ltd.	18,300	391	Ono Pharmaceutical Co., Ltd.	4,200	677
Kyocera Corp.	21,200	852	Oracle Corp. Japan	4,100	186
Lawson, Inc.	4,300	340	Oriental Land Co., Ltd.	14,700	938
LIXIL Group Corp.	37,400	788	ORIX Corp.	123,200	1,748
Mabuchi Motor Co., Ltd.	3,500	189	Osaka Gas Co., Ltd.	290,000	1,100
Marubeni Corp.	148,000	712	Otsuka Corp.(Æ)	2,600	129
Marui Group Co., Ltd.	16,400	260	Otsuka Holdings Co., Ltd.	33,700	1,134
Medipal Holdings Corp.	29,300	477	Panasonic Corp.	67,700	634
MEIJI Holdings Co., Ltd.	4,300	361	Park24 Co., Ltd.(Æ)	5,200	145
Minebea Co., Ltd.	20,000	156	Pigeon Corp.	4,400	94
MISUMI Group, Inc.	11,000	135	Pola Orbis Holdings, Inc.	5,500	378

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 359

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Rakuten, Inc.(Æ)	43,300	446	Toppan Printing Co., Ltd.	93,000	809
Recruit Holdings Co., Ltd.	22,600	716	Toray Industries, Inc.	40,000	342
Resona Holdings, Inc.	299,000	1,372	Toshiba Corp.	327,000	548
Ricoh Co., Ltd.	99,800	963	Tosoh Corp.	106,000	512
Rinnai Corp.	2,300	212	TOTO, Ltd.	12,600	410
Ryohin Keikaku Co., Ltd.	2,100	445	Toyo Seikan Group Holdings, Ltd.	17,600	318
Sankyo Co., Ltd.	9,300	355	Toyo Suisan Kaisha, Ltd.	11,600	401
Santen Pharmaceutical Co., Ltd.	33,000	526	Toyoda Gosei Co., Ltd.	15,900	343
SBI Holdings, Inc.	25,400	254	Toyota Boshoku Corp.	19,300	392
Secom Co., Ltd.	6,300	439	Toyota Industries Corp.	13,500	676
Sega Sammy Holdings, Inc.	15,300	144	Toyota Motor Corp.	113,400	6,850
Sekisui House, Ltd.	68,000	1,069	Toyota Tsusho Corp.	25,100	577
Seven & i Holdings Co., Ltd.	26,400	1,174	Trend Micro, Inc.(Æ)	5,100	214
Shikoku Electric Power Co., Inc.(Æ)	19,300	280	Tsuruha Holdings, Inc.	3,900	322
Shimadzu Corp.	15,000	233	West Japan Railway Co.	15,300	991
Shimamura Co., Ltd.	1,500	167	Yahoo! Japan Corp.	103,200	395
Shimano, Inc.	1,400	224	Yamada Denki Co., Ltd.	94,700	458
Shin-Etsu Chemical Co., Ltd.	8,900	455	Yamaguchi Financial Group, Inc.	80,000	865
Shinsei Bank, Ltd.	344,000	536	Yamaha Corp.	20,200	481
Shionogi & Co., Ltd.	17,600	767	Yamazaki Baking Co., Ltd.(Æ)	10,000	218
Shizuoka Bank, Ltd. (The)	67,000	583	Yokohama Rubber Co., Ltd. (The)	23,400	351
Showa Shell Sekiyu KK	27,500	224			158,063
SMC Corp.	1,400	316
SoftBank Group Corp.	18,800	832	Jersey - 0.0%
Sohgo Security Services Co., Ltd.	21,600	1,055	Henderson Group PLC	85,911	340
Sojitz Corp.	382,900	826
Sompo Japan Nipponkoa Holdings, Inc.	11,700	347	Luxembourg - 0.2%
Sony Corp.	46,200	1,105	ArcelorMittal	101,809	393
Sugi Holdings Co., Ltd. - GDR	6,700	346	Regus PLC	77,130	326
Sumitomo Chemical Co., Ltd.	61,000	309	RTL Group SA	2,083	169
Sumitomo Corp.	127,300	1,270	SES SA	5,486	144
Sumitomo Electric Industries, Ltd.	93,700	1,234	Tenaris SA	51,880	538
Sumitomo Heavy Industries, Ltd.	55,000	217			1,570

Sumitomo Metal Mining Co., Ltd.	64,000	682	Netherlands - 3.0%
Sumitomo Mitsui Financial Group, Inc.	90,400	3,036	Aalberts Industries NV	4,999	158
Sumitomo Mitsui Trust Holdings, Inc.	305,000	974	Aegon NV	179,535	1,019
Sumitomo Rubber Industries, Ltd.	41,400	524	Akzo Nobel NV	12,273	788
Sundrug Co., Ltd.	5,800	384	ASML Holding NV	11,945	1,098
Suntory Beverage & Food, Ltd.	5,700	264	Boskalis Westminster	12,560	496
Suzuken Co., Ltd.	20,500	711	Euronext NV(Þ)	4,830	235
Suzuki Motor Corp.	5,000	153	Ferrari NV(Æ)	12,060	478
Sysmex Corp.	7,700	495	Heineken Holding NV	9,969	767
Taiheiyo Cement Corp.	99,000	285	Heineken NV	13,535	1,177
Taisei Corp.	39,000	244	ING Groep NV	319,756	3,690
Taisho Pharmaceutical Holdings Co.,			Koninklijke Ahold NV	55,541	1,261
Ltd.	2,900	195	Koninklijke Philips NV	14,154	377
Takashimaya Co., Ltd.	42,000	360	NN Group NV	15,872	538
Takeda Pharmaceutical Co., Ltd.	20,700	1,001	NXP Semiconductors NV(Æ)	11,672	873
Teijin, Ltd.	57,000	208	Randstad Holding NV	12,831	701
Tobu Railway Co., Ltd.	35,000	171	Royal Dutch Shell PLC Class A	339,785	7,458
Toho Co., Ltd.	8,400	219	Royal Dutch Shell PLC Class B	52,755	1,154
Toho Gas Co., Ltd.	37,000	243	SBM Offshore NV(Æ)	37,636	498
Tohoku Electric Power Co., Inc.	26,100	326	Wolters Kluwer NV	11,385	388
Tokio Marine Holdings, Inc.	32,900	1,177			23,154
Tokyo Broadcasting System Holdings,
Inc.	31,100	473	New Zealand - 0.1%
Tokyo Electric Power Co., Inc.(Æ)	199,800	1,002	Auckland International Airport, Ltd.	86,492	313
Tokyo Gas Co., Ltd.	113,000	520	Fonterra Group, Ltd.	26,408	101
Tokyu Corp.	29,000	226
TonenGeneral Sekiyu KK	17,000	139

See accompanying notes which are an integral part of this quarterly report.

360 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Meridian Energy, Ltd.	304,497	466	Telefonica SA - ADR(Æ)	168,003	1,784
		880			19,527

Norway - 0.7%			Sweden - 2.2%
DNB ASA	144,730	1,755	Alfa Laval AB	8,921	154
Statoil ASA Class N	103,756	1,441	Assa Abloy AB Class B	81,714	1,730
Telenor ASA	44,590	726	Atlas Copco AB Class A	42,112	904
Yara International ASA	40,152	1,528	Atlas Copco AB Class B	14,660	300
		5,450	Axfood AB	5,369	94
			BillerudKorsnas AB	11,282	180
Portugal - 0.5%			Boliden AB	18,922	263
Banco Comercial Portugues SA Class			Fastighets AB Balder Class B(Æ)	31,202	695
R(Æ)	3,654,779	155	Hennes & Mauritz AB Class B	28,180	922
Banco Espirito Santo SA Class C(Æ)	22,842	3	Hexagon AB Class B	4,547	151
Energias de Portugal SA	443,103	1,549	Hexpol AB	27,066	240
Galp Energia SGPS SA Class B	15,514	185	Hufvudstaden AB Class A	16,259	224
Jeronimo Martins SGPS SA(Æ)	29,411	411	L E Lundbergforetagen AB Class B	5,730	293
NOS SGPS SA	44,930	326	NCC AB Class A(Æ)	5,396	182
Portucel SA - ADR	137,564	463	NCC AB Class B	5,367	182
Sonae SGPS SA	401,517	452	Nibe Industrier AB Class B	10,258	298
		3,544	Nordea Bank AB	220,060	2,209
			Ratos AB Class B	21,770	117
Singapore - 0.4%			Saab AB Class B	6,279	190
CapitaLand, Ltd.	73,000	159	Securitas AB Class B	29,704	438
Keppel Corp., Ltd. - ADR	139,804	497	Skandinaviska Enskilda Banken AB
Oversea-Chinese Banking Corp., Ltd.	218,556	1,226	Class A	42,603	411
Singapore Telecommunications, Ltd.	123,500	304	Skanska AB Class B	8,783	169
United Overseas Bank, Ltd.	62,800	803	SSAB AB Class A(Æ)	21,895	53
		2,989	Svenska Cellulosa AB SCA Class A	13,383	395

South Africa - 0.1%			Svenska Cellulosa AB SCA Class B	43,403	1,285
Investec PLC	72,196	461	Svenska Handelsbanken AB Class A	41,230	518
Mondi PLC	28,426	464	Svenska Handelsbanken AB Class B	16,033	209
		925	Swedbank AB Class A	25,048	527
			Tele2 AB Class B	84,509	700
Spain - 2.6%			Telefonaktiebolaget LM Ericsson Class A	21,091	181
Abengoa SA Class B	198,130	40	Telefonaktiebolaget LM Ericsson Class B	98,495	868
Abertis Infraestructuras SA	16,784	251	TeliaSonera AB	134,236	632
Acciona SA	2,040	156	Trelleborg AB Class B	11,087	192
ACS Actividades de Construccion y			Volvo AB Class A - GDR	13,255	122
Servicios SA	24,240	619	Volvo AB Class B	60,968	556
Almirall SA	25,248	486			16,584
Amadeus IT Holding SA Class A	27,620	1,134
Banco Bilbao Vizcaya Argentaria SA			Switzerland – 8.0%
- ADR	328,897	2,127	ABB, Ltd.(Æ)	56,615	980
Banco de Sabadell SA - ADR	208,826	378	Actelion, Ltd.(Æ)	3,233	428
Banco Popular Espanol SA	130,246	351	Adecco SA(Æ)	5,121	316
Banco Santander SA - ADR	722,633	3,122	Alpiq Holding AG(Æ)	2,090	215
Bankia SA Class A	248,821	247	Baloise Holding AG	7,208	882
Corp. Financiera Alba SA	11,060	437	Banque Cantonale Vaudoise	299	181
Ebro Foods SA	15,141	296	Basellandschaftliche Kantonalbank	571	506
Endesa SA - ADR	23,563	455	Basler Kantonalbank	14,377	962
Ferrovial SA(Æ)	30,239	666	Berner Kantonalbank AG	1,072	203
Gamesa Corp. Tecnologica SA	11,173	208	Bucher Industries AG	739	152
Gas Natural SDG SA	35,070	691	Chocoladefabriken Lindt & Spruengli
Grupo Catalana Occidente SA	5,461	167	AG	64	565
Iberdrola SA	419,289	2,955	Cie Financiere Richemont SA(Æ)	12,789	831
Industria de Diseno Textil SA	59,283	1,945	Credit Suisse Group AG(Æ)	110,063	1,943
Mapfre SA	96,567	216	DKSH Holding AG(Æ)	2,896	178
Repsol SA - ADR	76,387	796	Flughafen Zuerich AG	327	241
			Galenica AG	280	391
			GAM Holding AG(Æ)	14,871	209

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 361

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Geberit AG	893	317	Croda International PLC	9,254	378
Givaudan SA(Æ)	275	514	Derwent London PLC(ö)	13,041	605
Glencore PLC(Æ)	590,511	764	Diageo PLC	57,083	1,537
Graubuendner Kantonalbank	100	176	Direct Line Insurance Group PLC	177,413	951
Helvetia Holding AG	833	436	easyJet PLC	12,347	273
Julius Baer Group, Ltd.(Æ)	6,216	264	Essentra PLC	18,728	197
Kuehne & Nagel International AG	2,884	382	Fiat Chrysler Automobiles NV	120,600	850
LafargeHolcim, Ltd.(Æ)	23,598	1,001	Galiform PLC	53,141	381
Lonza Group AG(Æ)	2,199	337	GlaxoSmithKline PLC - ADR	182,265	3,755
Nestle SA	163,800	12,064	Great Portland Estates PLC(ö)	53,919	591
Novartis AG	131,391	10,191	Greene King PLC	15,265	192
OC Oerlikon Corp. AG(Æ)	17,600	158	Halma PLC	14,525	174
PSP Swiss Property AG(Æ)	3,062	260	Hammerson PLC(ö)	61,006	510
Roche Holding AG	36,674	9,534	Hays PLC	172,937	315
Schindler Holding AG	3,538	544	HSBC Holdings PLC	1,193,198	8,417
SGS SA	181	352	ICAP PLC	23,405	162
St. Galler Kantonalbank AG	600	213	IG Group Holdings PLC	27,567	289
Swatch Group AG (The)	2,601	173	Imperial Tobacco Group PLC	78,111	4,232
Swatch Group AG (The) Class B	2,701	925	Inchcape PLC	98,892	1,017
Swiss Life Holding AG(Æ)	2,979	758	Informa PLC	39,067	356
Swiss Prime Site AG Class A(Æ)	3,714	298	Inmarsat PLC	44,294	698
Swiss Re AG(Æ)	29,655	2,754	Intermediate Capital Group PLC	71,330	596
Swisscom AG	965	480	International Consolidated Airlines
Syngenta AG	4,430	1,631	Group SA(Æ)	89,107	689
TE Connectivity, Ltd.	22,417	1,281	Intertek Group PLC	5,358	217
Transocean, Ltd.	39,900	418	Intu Properties PLC Class H(ö)	42,829	184
UBS Group AG	168,753	2,786	ITV PLC	313,353	1,197
Wolseley PLC - ADR	4,215	209	J Sainsbury PLC	310,634	1,092
Zurich Insurance Group AG(Æ)	11,402	2,526	John Wood Group PLC	47,012	435
		60,929	Jupiter Fund Management PLC	24,829	148
			Just Eat PLC(Æ)	46,687	250
United Kingdom - 16.0%			Kingfisher PLC	343,991	1,610
3i Group PLC	97,114	616	Land Securities Group PLC(ö)	144,133	2,261
Amlin PLC	91,533	874	Legal & General Group PLC	549,275	1,919
Anglo American PLC	111,833	447	Liberty Global PLC Class A(Æ)	31,592	1,087
ARM Holdings PLC	140,003	2,010	Liberty Global PLC Class C(Æ)	28,042	934
Associated British Foods PLC	16,871	762	Lloyds Banking Group PLC	2,734,892	2,565
AstraZeneca PLC	21,551	1,379	Man Group PLC	295,154	692
Auto Trader Group PLC(Æ)(Þ)	106,840	598	Marks & Spencer Group PLC	143,288	870
Aviva PLC	335,912	2,320	Meggitt PLC	121,741	635
BAE Systems PLC	69,360	512	Melrose Industries PLC(Æ)	15,091	64
Balfour Beatty PLC(Æ)	133,716	480	Merlin Entertainments PLC(Þ)	31,951	189
Barclays PLC	888,511	2,373	Micro Focus International PLC	19,821	393
Barratt Developments PLC	102,153	877	National Grid PLC	182,585	2,573
Bellway PLC	15,182	603	Next PLC	5,065	501
Berkeley Group Holdings PLC	16,145	816	Old Mutual PLC	569,171	1,392
Betfair Group PLC	12,232	765	Pearson PLC	22,404	254
BG Group PLC	140,979	2,137	Persimmon PLC Class A(Æ)	25,898	755
BHP Billiton PLC	158,606	1,544	Petrofac, Ltd.	12,747	145
Booker Group PLC(Æ)	183,130	435	Provident Financial PLC	9,355	394
BP PLC	1,124,563	6,094	Prudential PLC	57,659	1,133
British American Tobacco PLC	70,738	3,933	Reckitt Benckiser Group PLC	23,525	2,099
British Land Co. PLC (The)(ö)	14,567	154	RELX NV	62,401	1,044
BT Group PLC	186,144	1,295	RELX PLC	34,644	610
Cable & Wireless Communications PLC	237,208	234	Rentokil Initial PLC	106,816	239
Capita PLC	9,588	162	Rightmove PLC	10,873	620
Capital & Counties Properties PLC	184,950	979	Rio Tinto PLC	74,469	1,832
Centrica PLC	68,675	202	Rolls-Royce Holdings PLC(Æ)	118,069	942
CNH Industrial NV	106,589	668	Royal Bank of Scotland Group PLC(Æ)	149,036	540
Compass Group PLC	40,089	691	Royal Mail PLC	73,032	480

See accompanying notes which are an integral part of this quarterly report.

362 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
RSA Insurance Group PLC	110,429	659	Sweden - 0.0%
SABMiller PLC - ADR	27,516	1,642	Fastighets AB Balder(Æ)	7,635		270
Saga PLC	50,748	142
Sage Group PLC (The)	72,687	646	Total Preferred Stocks
Schroders PLC	8,867	347	(cost $8,334)			5,537
Scottish & Southern Energy PLC	20,945	435
Segro PLC(ö)	149,342	939	Short-Term Investments - 5.1%
Shaftesbury PLC(ö)	46,053	553	United States - 5.1%
Sky PLC	43,245	670	Russell U.S. Cash Management Fund	38,598,755	(8)	38,599
Smith & Nephew PLC	18,880	314	Total Short-Term Investments
Spirax-Sarco Engineering PLC	3,620	158	(cost $38,599)			38,599
Sports Direct International PLC(Æ)	15,948	95
Stagecoach Group PLC	19,716	78	Total Investments 99.3%
Standard Chartered PLC	152,924	1,036	(identified cost $875,009)			761,064
Standard Life PLC	219,143	1,144

Subsea 7 SA(Æ)	30,690	185	Other Assets and Liabilities, Net
Tate & Lyle PLC	51,115	456
Taylor Wimpey PLC	351,066	967	- 0.7%			5,440
Tesco PLC(Æ)	751,993	1,863	Net Assets - 100.0%			766,504
Travis Perkins PLC	53,883	1,408
Unilever NV	69,184	3,085
Unilever PLC	42,414	1,867
United Utilities Group PLC	11,071	151
Vodafone Group PLC	2,376,277	7,602
Whitbread PLC	2,326	133
William Hill PLC	66,683	371
WM Morrison Supermarkets PLC	280,135	701
WPP PLC	61,606	1,341
		122,408

United States - 0.6%
Autoliv, Inc.	7,941	816
Carnival PLC	28,253	1,409
Equinix, Inc.(ö)	462	143
Horizon Pharma PLC(Æ)	42,341	741
Seagate Technology PLC	9,139	265
Valeant Pharmaceuticals International,
Inc.(Æ)	12,337	1,136
		4,510

Total Common Stocks
(cost $827,863)		716,744

Investments in Other Funds - 0.0%
Platinum Asset Management, Ltd.	39,724	184
Total Investments in Other Funds
(cost $213)		184

Preferred Stocks - 0.7%
Germany - 0.6%
Bayerische Motoren Werke AG	3,683	254
Fuchs Petrolub SE	5,155	211
Henkel AG & Co. KGaA	13,004	1,380
Porsche Automobil Holding SE	21,593	976
Sartorius AG(Æ)	916	235
Volkswagen AG	12,972	1,507
		4,563

Japan - 0.1%
Shinkin Central Bank Class A	377	704

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 363

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	125	EUR	3,785	03/16	(94)
MSCI EAFE Mini Index Futures	479	USD	38,358	03/16	(1,219)
MSCI Emerging Markets Mini Index Futures	197	USD	7,366	03/16	(198)
S&P/TSX 60 Index Futures	34	CAD	5,119	03/16	5
Short Positions
S&P 500 E-Mini Index Futures	80	USD	7,720	03/16	417
S&P/TSX 60 Index Futures	19	CAD	2,861	03/16	(113)
TOPIX Index Futures	15	JPY	215,850	03/16	(33)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,235)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	35	CAD	50	03/16/16	1
Bank of America	USD	3,194	CAD	4,640	03/16/16	117
Bank of America	USD	1,439	CNY	9,610	03/16/16	11
Bank of America	USD	44	EUR	40	03/16/16	—
Bank of America	USD	86	EUR	80	03/16/16	1
Bank of America	USD	2,443	JPY	285,480	03/16/16	(83)
Bank of America	CAD	100	USD	72	03/16/16	1
Bank of America	CAD	137	USD	99	03/16/16	1
Bank of America	CAD	500	USD	360	03/16/16	3
Bank of America	CHF	810	USD	810	03/16/16	18
Bank of America	CNY	9,174	USD	1,390	03/16/16	5
Bank of America	CNY	12,680	USD	1,883	03/16/16	(31)
Bank of America	EUR	1,600	USD	1,748	03/16/16	12
Bank of America	INR	57,528	USD	847	03/16/16	5
Bank of America	KRW	13,400	USD	11	03/16/16	—
Bank of America	SGD	1,070	USD	742	03/16/16	(9)
Bank of America	TWD	31,700	USD	960	03/16/16	14
Bank of New York	EUR	3,918	USD	4,276	03/16/16	27
BNP Paribas	USD	22	EUR	20	03/16/16	—
BNP Paribas	USD	2,175	EUR	2,000	03/16/16	(6)
BNP Paribas	CAD	2,630	USD	1,828	03/16/16	(49)
BNP Paribas	JPY	215,000	USD	1,824	03/16/16	46
BNP Paribas	ZAR	8,741	USD	588	03/16/16	42
Citibank	USD	44	EUR	40	03/16/16	—
Citibank	BRL	1,941	USD	495	03/16/16	15
Citibank	CAD	35	USD	24	03/16/16	(1)
Citibank	EUR	10	USD	11	03/16/16	—
Citibank	JPY	2,000	USD	17	03/16/16	1
Citibank	KRW	12,220	USD	10	03/16/16	—
Deutsche Bank	CAD	80	USD	59	03/16/16	2
HSBC	USD	1,157	AUD	1,615	03/16/16	(17)
HSBC	USD	1,284	CAD	1,745	03/16/16	(38)
HSBC	USD	1,007	CHF	995	03/16/16	(34)
HSBC	USD	1,972	GBP	1,314	03/16/16	(98)
HSBC	USD	1,072	ILS	4,143	03/16/16	(25)
HSBC	USD	856	SEK	7,257	03/16/16	(9)
HSBC	USD	5,788	SGD	8,173	03/16/16	(56)
HSBC	CAD	80	USD	57	03/16/16	—
HSBC	CAD	100	USD	72	03/16/16	1
HSBC	DKK	4,299	USD	629	03/16/16	4
HSBC	EUR	3,918	USD	4,280	03/16/16	32
HSBC	HKD	12,010	USD	1,550	03/16/16	7
HSBC	JPY	519,701	USD	4,237	03/16/16	(60)

See accompanying notes which are an integral part of this quarterly report.

364 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	NOK	6,907	USD	786	03/16/16	(9)
National Australia Bank	EUR	3,918	USD	4,274	03/16/16	26
Royal Bank of Canada	USD	1,160	AUD	1,615	03/16/16	(19)
Royal Bank of Canada	USD	1,284	CAD	1,745	03/16/16	(38)
Royal Bank of Canada	USD	1,007	CHF	995	03/16/16	(34)
Royal Bank of Canada	USD	43	EUR	40	03/16/16	—
Royal Bank of Canada	USD	1,972	GBP	1,314	03/16/16	(100)
Royal Bank of Canada	USD	1,072	ILS	4,143	03/16/16	(25)
Royal Bank of Canada	USD	856	SEK	7,257	03/16/16	(10)
Royal Bank of Canada	CAD	2,200	USD	1,578	03/16/16	8
Royal Bank of Canada	DKK	4,299	USD	629	03/16/16	4
Royal Bank of Canada	EUR	3,918	USD	4,275	03/16/16	26
Royal Bank of Canada	JPY	519,701	USD	4,237	03/16/16	(60)
Royal Bank of Canada	NOK	6,907	USD	787	03/16/16	(8)
State Street	USD	2,440	AUD	3,340	03/16/16	(80)
State Street	USD	1,153	CAD	1,600	03/16/16	(10)
State Street	USD	1,719	CAD	2,300	03/16/16	(77)
State Street	USD	1,719	CAD	2,400	03/16/16	(6)
State Street	USD	2,171	CAD	2,952	03/16/16	(64)
State Street	USD	1,765	CHF	1,750	03/16/16	(54)
State Street	USD	1,922	EUR	1,760	03/16/16	(13)
State Street	USD	2,082	EUR	1,910	03/16/16	(11)
State Street	USD	2,128	EUR	1,950	03/16/16	(13)
State Street	USD	1,077	HKD	8,340	03/16/16	(5)
State Street	CAD	100	USD	71	03/16/16	—
State Street	CAD	250	USD	180	03/16/16	2
State Street	CAD	2,720	USD	1,923	03/16/16	(18)
State Street	EUR	50	USD	55	03/16/16	—
State Street	EUR	50	USD	54	03/16/16	—
State Street	EUR	50	USD	55	03/16/16	1
State Street	JPY	6,000	USD	51	03/16/16	1
State Street	KRW	10,700	USD	9	03/16/16	—
UBS	USD	1,158	AUD	1,615	03/16/16	(18)
UBS	USD	89	CAD	125	03/16/16	—
UBS	USD	1,202	CAD	1,700	03/16/16	12
UBS	USD	1,283	CAD	1,745	03/16/16	(38)
UBS	USD	1,007	CHF	995	03/16/16	(34)
UBS	USD	1,973	GBP	1,314	03/16/16	(99)
UBS	USD	1,074	ILS	4,143	03/16/16	(27)
UBS	USD	856	SEK	7,257	03/16/16	(9)
UBS	DKK	4,299	USD	630	03/16/16	5
UBS	EUR	3,918	USD	4,280	03/16/16	31
UBS	JPY	519,701	USD	4,239	03/16/16	(58)
UBS	NOK	6,907	USD	787	03/16/16	(9)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(980)

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 365

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$36,677	$—	$36,677
Austria	—	4,096	—	4,096
Belgium	—	11,644	—	11,644
Bermuda	—	749	—	749
Canada	48,472	—	—	48,472
Curacao	—	250	—	250
Denmark	—	15,384	—	15,384
Finland	—	7,566	—	7,566
France	711	69,274	—	69,985
Germany	—	53,300	—	53,300
Hong Kong	—	18,800	43	18,843
Ireland	198	6,253	—	6,451
Isle of Man	—	216	—	216
Israel	537	2,838	—	3,375
Italy	—	18,863	—	18,863
Japan	—	158,063	—	158,063
Jersey	—	340	—	340
Luxembourg	—	1,570	—	1,570
Netherlands	1,351	21,803	—	23,154
New Zealand	—	880	—	880
Norway	—	5,450	—	5,450
Portugal	—	3,541	3	3,544
Singapore	—	2,989	—	2,989
South Africa	—	925	—	925
Spain	—	19,527	—	19,527
Sweden	—	16,584	—	16,584
Switzerland	1,281	59,648	—	60,929
United Kingdom	2,021	120,387	—	122,408
United States	3,101	1,409	—	4,510
Investments in Other Funds	—	184	—	184
Preferred Stocks	—	5,537	—	5,537
Short-Term Investments	—	38,599	—	38,599
Total Investments	57,672	703,346	46	761,064

Other Financial Instruments
Futures Contracts	(1,235)	—	—	(1,235)
Foreign Currency Exchange Contracts	—	(980)	—	(980)
Total Other Financial Instruments*	$(1,235)	$(980)	$—	$(2,215)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2016, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

366 Select International Equity Fund

Russell Investment Company
Russell Funds

Notes to Schedules of Investments — January 31, 2016 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(ÿ) Notional Amount.
(8) Unrounded units.
(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ì) All or a portion of the shares of this security are held as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBOR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
Foreign Currency Abbreviations:

Notes to Schedules of Investments 367

Russell Investment Company
Russell Funds

Notes to Schedules of Investments, continued — January 31, 2016 (Unaudited)

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	ITL - Italian lira	SKK - Slovakian koruna
COP - Colombian peso	JPY - Japanese yen	THB - Thai baht
CRC - Costa Rican colon	KES - Kenyan schilling	TRY - Turkish lira
CZK - Czech koruna	KRW - South Korean won	TWD - Taiwanese dollar
DKK - Danish krone	MXN - Mexican peso	USD - United States dollar
DOP - Dominican peso	MYR - Malaysian ringgit	UYU – Uruguayan peso
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NGN – Nigerian naira	VND - Vietnamese dong
GBP - British pound sterling	NZD - New Zealand dollar	ZAR - South African rand
GHS - Ghana cedi	PEN - Peruvian nuevo sol

368 Notes to Schedules of Investments

Russell Investment Company
Russell Funds

Notes to Quarterly Report — January 31, 2016 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 41 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on 27 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second
Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company (“RFSC”).

In May 2015, Financial Accounting Standards Board issued Accounting Standard Updates (“ASU”) No. 2015-07, Fair Value
Measurement (Topic 820), Disclosures for Investments in certain entities that calculate NAV per share (or its equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. The ASU was not early adopted as of year-end and its impact for future reporting periods is being evaluated.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Notes to Quarterly Report 369

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market), are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary
Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

370 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: any market movement of the U.S. securities market;
a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell
U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell Global Equity, Russell Tax-Managed U.S. Large Cap, Russell Tax-
Managed U.S. Mid & Small Cap, Russell Tax-Managed International Equity, Russell Global Opportunistic Credit, Russell Tax
Exempt High Yield Bond, Russell Tax Exempt Bond, Russell Commodity Strategies, Russell Global Real Estate Securities, Russell
Multi-Strategy Alternative, Russell Strategic Call Overwriting, Select U.S. Equity and Select International Equity Funds had no
transfers between Levels 1, 2 and 3 for the period ended January 31, 2016.

The Russell U.S. Small Cap Equity, Russell International Developed Markets and Russell Strategic Bond Funds had transfers from Level 2 into Level 3 representing financials instruments for which pricing was applied using observable inputs that became unobservable. The Russell U.S. Small Cap Equity Fund had warrants at zero value with transfers from Level 2 to Level 3. The amounts transferred were as follows:

Russell U.S. Small Cap Equity Fund	$—
Russell International Developed Markets Fund	314,559
Russell Strategic Bond Fund	4,527,403

The Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds had transfers out of Level 3 into Level 2 representing financial instruments for which third party pricing became available. The amounts transferred were as follows:

Russell Strategic Bond Fund	$5,116,890
Russell Investment Grade Bond Fund	199,310
Russell Short Duration Bond Fund	2,165,267

The Russell Emerging Markets, Russell Global Infrastructure and Russell Multi-Strategy Income Funds had transfers out of Level
3 into Level 1 representing financial instruments for which quoted pricing became available in an active market. The amounts transferred were as follows:

Russell Emerging Markets Fund	$1,630,404
Russell Global Infrastructure Fund	12,769,750
Russell Multi-Strategy Income Fund	124,438

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot

Notes to Quarterly Report 371

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Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/
accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions

372 Notes to Quarterly Report

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Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
Certain Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Securities pledged by a Fund for exchange-traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended January 31, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Notes to Quarterly Report 373

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Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Emerging Markets Fund	Exposing cash to markets and trade settlement
Russell Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Select International Equity Fund	Return enhancement, hedging,, exposing cash to markets, and trade settlement

The Funds’ period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended January 31, 2016, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

374 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

As of January 31, 2016, the Russell Strategic Call Overwriting Fund pledged securities valued at $34,069,888 as collateral in connection with options.

The Funds’ period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic Equity Fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets
Russell International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Emerging Markets Fund	Hedging and exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash to markets
Russell Tax-Managed International Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Russell Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Select U.S. Equity Fund	Exposing cash to markets
Select International Equity Fund	Return enhancement, hedging and exposing cash to markets

The Funds’ period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

As of January 31, 2016, the Funds have cash collateral balances in connection with future contracts purchased/sold as follows:

	Cash Collateral for Futures	Due to Broker
Russell U.S. Core Equity Fund	$271	$—
Russell U.S. Defensive Equity Fund	$1,783,042	$—
Russell U.S. Dynamic Equity Fund	$1,505,417	$—
Russell U.S. Strategic Equity Fund	$1,000,000	$—
Russell U.S. Large Cap Equity Fund	$1,319,000	$—

Notes to Quarterly Report 375

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Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Cash Collateral for Futures		Due to Broker
Russell U.S. Mid Cap Equity Fund	$442,000	$—
Russell U.S. Small Cap Equity Fund	$20,062	$—
Russell International Developed Markets Fund	$15,500,000	$—
Russell Global Equity Fund	$11,300,000	$—
Russell Emerging Markets Fund	$13,800,000	$(6,350)
Russell Tax-Managed U.S. Large Cap Fund	$901,898	$—
Russell Tax-Managed U.S. Mid & Small Cap Fund $	1,545,007	$—
Russell Tax-Managed International Equity Fund	$2,300,000	$—
Russell Global Opportunistic Credit Fund	$1,500,000	$—
Russell Strategic Bond Fund	$600,000	$—
Russell Investment Grade Bond Fund	$1,126,300	$—
Russell Short Duration Bond Fund	$449,000	$—
Russell Global Infrastructure Fund	$3,591,000	$—
Russell Global Real Estate Securities Fund	$2,600,000	$—
Russell Multi-Strategy Alternative Fund	$1,700,000	$—
Russell Multi-Strategy Income Fund	$3,000,000	$—
Russell Strategic Call Overwriting Fund	$11,350,000	$—
Select U.S. Equity Fund	$1,500,000	$—
Select International Equity Fund	$3,300,000	$—

Swap Agreements
Certain funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of January 31, 2016, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

376 Notes to Quarterly Report

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Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

	Cash Collateral for Swaps	Due to Broker
Russell Global Opportunistic Credit Fund	$6,787,786	$—
Russell Strategic Bond Fund	$9,625,453	$9,193,343
Russell Investment Grade Bond Fund	$678,438	$300,000
Russell Short Duration Bond Fund	$183,847	$—
Russell Commodity Strategies Fund	$54,175,526	$3,620,000
Russell Multi-Strategy Alternative Fund	$7,324,900	$2,260,000
Russell Multi-Strategy Income Fund	$630,000	$—

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes

Notes to Quarterly Report 377

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Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended January 31, 2016, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement and hedging

The Funds’ period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled

378 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Fund to increased costs or margin requirements.

For the period ended January 31, 2016, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Tax Exempt High Yield Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period end interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Hedging and exposing cash to markets
Russell Strategic Bond Fund	Exposing cash to markets
Russell Investment Grade Bond Fund	Exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement and hedging

The Funds’ period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

Commodity-Linked Instruments
The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-
linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds may invest in commodity-linked notes.
Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Notes to Quarterly Report 379

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of January 31, 2016, the Russell Global
Opportunistic Credit Fund had $4,129,646, Russell Short Duration Bond Fund had $34,503 and the Russell Multi-Strategy Income
Fund had $936,079 in unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit-Linked Notes
The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

380 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Short Sales
The Russell U.S. Defensive Equity, The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy
Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The
Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). As of January 31, 2016, the Russell U.S. Defensive
Equity Fund held $33,933,799, Russell U.S. Dynamic Equity Fund held $51,657,597, the Russell U.S. Strategic Equity Fund held
$94,715,715 and the Russell Multi-Strategy Alternative Fund held $79,870,550 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the

Notes to Quarterly Report 381

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
382 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and

Notes to Quarterly Report 383

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of January 31, 2016, the Funds had cash collateral balances in connection with TBAs as follows:
	Cash Collateral for TBAs	Due to Broker
Russell Strategic Bond Fund	$595,000	$910,000

Inflation-Indexed Bonds
The fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

3. Investment in Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy
Alternative Fund Ltd.
The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a
“Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January
31, 2016, net assets of the Russell Commodity Strategies Fund were $ 677,908,727 of which $ 141,185,288 or approximately 21%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were
$ 478,003,427 of which $17,339,926, or approximately 4%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4. Investment Transactions

Securities Lending
384 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of January
31, 2016, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown
Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of
non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.

5. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RFSC is the Funds’ administrator and transfer and dividend disbursing agent and among other services, with the assistance of RIMCo and its affiliates, provides the
Funds with office space, equipment and personnel necessary to operate and administrate the Funds' business and to supervise the provision of services by certain third parties. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company ("FRC") (which is an indirect subsidiary of London Stock Exchange Group plc ("LSEG")).

RIMCo has advised the Funds that, on October 8, 2015, Emerald Acquisition Limited, a company incorporated under the laws of England and Wales (“Buyer”), entered into an agreement with FRC and LSEG through which Buyer will acquire FRC’s asset management business (“Russell Investments”), including RIMCo, from LSEG (the “Transaction”). Buyer is a newly formed acquisition vehicle through which private equity funds affiliated with TA Associates will acquire a majority ownership interest and private equity funds affiliated with Reverence Capital Partners (“RCP”) will acquire a significant minority ownership interest in
Russell Investments. RIMCo expects that the Transaction will be consummated in the first half of 2016, subject to regulatory and other approvals and confirmations, and other conditions being satisfied.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo. As of January 31, 2016, the Funds had invested $2,780,836,104 in the Russell U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program in the amount of $406,383,770 is invested in the Russell U.S. Cash
Collateral Fund, an unregistered fund advised by RIMCo.

6. Federal Income Taxes
At January 31, 2016, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

	Russell U.S. Core	Russell U.S. Defensive	Russell U.S. Dynamic	Russell U.S. Strategic	Russell U.S. Large
	Equity Fund	Equity Fund	Equity Fund	Equity Fund	Cap Equity Fund
Cost of Investments	$692,413,882	$924,036,882	$524,599,421	$3,411,624,193	$335,930,200
Unrealized Appreciation	$106,217,935	$72,807,936	$84,402,231	$251,077,420	$33,906,473
Unrealized Depreciation	(33,108,792)	(34,758,264)	(100,814,649)	(162,981,084)	(14,830,913)
Net Unrealized Appreciation (Depreciation)	$73,109,143	$38,049,572	$(16,412,418)	$88,096,136	$19,075,560
			Russell International
	Russell U.S. Mid Cap	Russell U.S. Small	Developed Markets	Russell Global Equity	Russell Emerging
	Equity Fund	Cap Equity Fund	Fund	Fund	Markets Fund
Cost of Investments	$179,281,102	$2,030,153,815	$2,718,436,178	$2,250,655,107	$2,349,555,304
Unrealized Appreciation	$9,941,371	$277,189,734	$227,605,670	$413,778,380	$217,636,271
Unrealized Depreciation	(19,402,596)	(356,137,748)	(456,031,904)	(172,004,446)	(606,690,171)
Net Unrealized Appreciation (Depreciation)	$(9,461,225)	$(78,948,014)	$(228,426,234)	$241,773,934)	$(389,053,900)

Notes to Quarterly Report 385

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

		Russell Tax-Managed	Russell Tax-Managed	Russell Global
	Russell Tax-Managed	U.S. Mid & Small Cap	International Equity	Opportunistic Credit	Russell Strategic Bond
	U.S. Large Cap Fund	Fund	Fund	Fund	Fund
Cost of Investments	$1,329,897,236	$305,493,745	$476,369,432	$1,747,480,413	$6,184,584,012
Unrealized Appreciation	$269,045,109	$69,329,603	$9,439,057	$11,662,586	$142,647,425
Unrealized Depreciation	(30,586,752)	(11,782,859)	(43,597,044)	(199,075,951)	(193,997,005)
Net Unrealized Appreciation (Depreciation)	$238,458,357	$57,546,744	$(34,157,987)	$(187,413,365)	$(51,349,580)
	Russell Investment	Russell Short Duration	Russell Tax Exempt	Russell Tax Exempt	Russell Commodity
	Grade Bond Fund	Bond Fund	High Yield Bond Fund	Bond Fund	Strategies Fund
Cost of Investments	$1,296,129,438	$829,623,402	$261,896,619	$1,299,379,018	$597,080,414
Unrealized Appreciation	$11,094,574	$2,127,740	$8,658,324	$63,576,126	$499
Unrealized Depreciation	(8,350,595)	(13,688,209)	(1,486,412)	(1,611,449)	(120,211)
Net Unrealized Appreciation (Depreciation)	$2,743,979	$(11,560,469)	$7,171,912	$61,964,677	$(119,712)
	Russell Global	Russell Global Real	Russell Multi-Strategy	Russell Multi-Strategy	Russell Strategic Call
	Infrastructure Fund	Estate Securities Fund	Alternative Fund	Income Fund	Overwriting Fund
Cost of Investments	$1,277,262,409	$1,303,882,128	$473,106,971	$274,873,407	$60,187,258
Unrealized Appreciation	$8,095,401	$134,754,522	$10,652,744	$3,701,411	$22,283,658
Unrealized Depreciation	(11,209,749)	(43,555,974)	(35,455,158)	(26,537,946)	(3,245,100)
Net Unrealized Appreciation (Depreciation)	$(3,114,348)	$91,198,548	$(24,802,414)	$(22,836,535)	$19,038,558
	Select U.S. Equity	Select International
	Fund	Equity Fund
Cost of Investments	$787,399,233	$880,127,625
Unrealized Appreciation	$29,232,716	$17,841,912
Unrealized Depreciation	(89,916,636)	(136,905,257)
Net Unrealized Appreciation (Depreciation)	$(60,683,920)	$(119,063,345)

7. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

8. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell
Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment
Company Act, as amended, for the funds' alleged payment of excessive investment management fees to RIMCo. On December 8,
2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This
second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid,

386 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo and RFSC are defending the actions.

9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

On February 1, 2016, the Board declared dividends payable from net investment income. Dividends will be payable on February
3, 2016, to shareholders of record on February 2, 2016.

On March 1, 2016, the Board declared dividends payable from net investment income. Dividends will be payable on March 3, 2016, to shareholders of record on March 2, 2016.

Notes to Quarterly Report 387

Russell Investment Company
Russell Funds

Shareholder Requests for Additional Information — January 31, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.
com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s
public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure
Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI
and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June
30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the
Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

388 Shareholder Requests for Additional Information

Russell Investment
Company

Russell Investment Company is a
series investment company with
41 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 14 of
these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

January 31, 2016 (Unaudited)

Table of Contents

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments is a trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.5%
Alternative - 8.0%
Russell Global Infrastructure Fund Class Y		1,542,975		16,078
Russell Global Real Estate Securities Fund Class Y		453,420		15,484
				31,562

Domestic Equities - 4.9%
Russell U.S. Defensive Equity Fund Class Y		128,416		5,876
Russell U.S. Dynamic Equity Fund Class Y		647,513		5,633
Select U.S. Equity Fund Class Y		780,864		7,739
				19,248

Fixed Income - 57.8%
Russell Global Opportunistic Credit Fund Class Y		899,144		7,859
Russell Investment Grade Bond Fund Class Y		1,813,585		39,464
Russell Short Duration Bond Fund Class Y		4,757,860		90,303
Russell Strategic Bond Fund Class Y		8,514,508		90,764
				228,390

International Equities - 3.9%
Russell Emerging Markets Fund Class Y		573,950		7,703
Select International Equity Fund Class Y		953,559		7,676
				15,379

Specialty - 22.9%
Russell Multi-Strategy Income Fund Class Y		10,043,227		90,289

Total Investments in Russell Affiliated Mutual Funds
(cost $386,830)				384,868

Options Purchased - 0.0%
(Number of Contracts)
EURO STOXX 50 Index
Apr 2016 3,092.47 Call (2,425)	EUR	7,499	(ÿ)	273
Total Options Purchased
(cost $312)				273

Short-Term Investments - 2.2%
Russell U.S. Cash Management Fund		8,603,907	(8)	8,604
Total Short-Term Investments
(cost $8,604)				8,604

Total Investments 99.7%
(identified cost $395,746)				393,745

Other Assets and Liabilities, Net - 0.3%				1,074
Net Assets - 100.0%				394,819

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	5	USD	533	03/16	(18)
S&P 500 E-Mini Index Futures	47	USD	4,536	03/16	(205)
S&P Mid 400 E-Mini Index Futures	6	USD	788	03/16	(38)
Short Positions
MSCI EAFE Mini Index Futures	22	USD	1,762	03/16	111
MSCI Emerging Markets Mini Index Futures	14	USD	523	03/16	20
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(130)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Call	2,425	3,479.03	EUR	8,437	04/08/16	(19)
EURO STOXX 50 Index	Put	2,425	2,880.24	EUR	6,985	04/08/16	(206)
Total Liability for Options Written (premiums received $312)							(225)

Transactions in options written contracts for the period ended January 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	4,850	312
Closed	—	—
Expired	—	—
Outstanding January 31, 2016	4,850	$312

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	331	AUD	467	02/05/16	(1)
BNP Paribas	USD	402	CAD	566	02/05/16	2
BNP Paribas	USD	481	CHF	491	02/05/16	(1)
BNP Paribas	USD	1,766	EUR	1,619	02/05/16	(12)
BNP Paribas	USD	968	GBP	677	02/05/16	(3)
BNP Paribas	USD	138	HKD	1,072	02/05/16	—
BNP Paribas	USD	1,119	JPY	135,348	02/05/16	(1)
BNP Paribas	USD	172	SEK	1,477	02/05/16	—
BNP Paribas	USD	62	SGD	89	02/05/16	—
BNP Paribas	AUD	467	USD	331	03/04/16	1
BNP Paribas	CAD	566	USD	402	03/04/16	(2)
BNP Paribas	CHF	491	USD	481	03/04/16	1
BNP Paribas	EUR	1,619	USD	1,767	03/04/16	12
BNP Paribas	GBP	677	USD	968	03/04/16	3
BNP Paribas	HKD	1,072	USD	138	03/04/16	—
BNP Paribas	JPY	135,348	USD	1,119	03/04/16	1
BNP Paribas	SEK	1,477	USD	172	03/04/16	—
BNP Paribas	SGD	89	USD	62	03/04/16	—
Royal Bank of Canada	USD	331	AUD	467	02/05/16	(1)
Royal Bank of Canada	USD	402	CAD	566	02/05/16	2
Royal Bank of Canada	USD	481	CHF	491	02/05/16	(1)
Royal Bank of Canada	USD	1,766	EUR	1,619	02/05/16	(12)
Royal Bank of Canada	USD	967	GBP	677	02/05/16	(3)
Royal Bank of Canada	USD	137	HKD	1,072	02/05/16	—
Royal Bank of Canada	USD	1,118	JPY	135,348	02/05/16	—

See accompanying notes which are an integral part of this quarterly report.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in  thousands

						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	172	SEK	1,477	02/05/16	—
Royal Bank of Canada	USD	62	SGD	89	02/05/16	—
Royal Bank of Canada	AUD	467	USD	331	03/04/16	1
Royal Bank of Canada	CAD	566	USD	402	03/04/16	(2)
Royal Bank of Canada	CHF	491	USD	481	03/04/16	1
Royal Bank of Canada	EUR	1,619	USD	1,767	03/04/16	12
Royal Bank of Canada	GBP	677	USD	967	03/04/16	3
Royal Bank of Canada	HKD	1,072	USD	137	03/04/16	—
Royal Bank of Canada	JPY	135,348	USD	1,119	03/04/16	—
Royal Bank of Canada	SEK	1,477	USD	173	03/04/16	—
Royal Bank of Canada	SGD	89	USD	62	03/04/16	—
State Street	USD	1	AUD	2	02/05/16	—
State Street	USD	39	CAD	54	02/05/16	—
State Street	USD	40	CHF	40	02/05/16	(1)
State Street	USD	271	EUR	251	02/05/16	1
State Street	USD	81	GBP	55	02/05/16	(2)
State Street	USD	8	HKD	65	02/05/16	—
State Street	USD	163	JPY	19,485	02/05/16	(2)
State Street	USD	32	SEK	269	02/05/16	—
State Street	USD	2	SGD	3	02/05/16	—
State Street	AUD	468	USD	341	02/05/16	10
State Street	CAD	593	USD	427	02/05/16	4
State Street	CHF	511	USD	517	02/05/16	17
State Street	EUR	1,745	USD	1,909	02/05/16	19
State Street	GBP	705	USD	1,044	02/05/16	39
State Street	HKD	1,104	USD	142	02/05/16	1
State Street	JPY	145,090	USD	1,204	02/05/16	6
State Street	SEK	1,611	USD	192	02/05/16	4
State Street	SGD	91	USD	64	02/05/16	—
UBS	AUD	468	USD	341	02/05/16	10
UBS	CAD	593	USD	427	02/05/16	4
UBS	CHF	511	USD	517	02/05/16	18
UBS	EUR	1,745	USD	1,909	02/05/16	19
UBS	GBP	705	USD	1,044	02/05/16	40
UBS	HKD	1,104	USD	142	02/05/16	1
UBS	JPY	145,090	USD	1,204	02/05/16	6
UBS	SEK	1,611	USD	192	02/05/16	4
UBS	SGD	91	USD	64	02/05/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						198

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$384,868	$—		$—	$384,868
Options Purchased	273	—		—	273
Short-Term Investments	—	8,604		—	8,604
Total Investments	385,141	8,604		—	393,745

Other Financial Instruments
Futures Contracts	(130)	—		—	(130)
Options Written	(225)	—		—	(225)
Foreign Currency Exchange Contracts	—	198		—	198
Total Other Financial Instruments*	$(355)	$198		$—	$(157)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Conservative Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.1%
Alternative - 5.5%
Russell Commodity Strategies Fund Class Y		1,877,187		9,536
Russell Global Infrastructure Fund Class Y		1,849,767		19,275
Russell Global Real Estate Securities Fund Class Y		182,261		6,224
				35,035

Domestic Equities - 15.1%
Russell U.S. Defensive Equity Fund Class Y		551,565		25,240
Russell U.S. Dynamic Equity Fund Class Y		2,064,614		17,962
Russell U.S. Small Cap Equity Fund Class Y		1,014,752		24,161
Select U.S. Equity Fund Class Y		2,822,717		27,973
				95,336

Fixed Income - 60.9%
Russell Global Opportunistic Credit Fund Class Y		9,384,515		82,021
Russell Investment Grade Bond Fund Class Y		4,646,105		101,099
Russell Strategic Bond Fund Class Y		18,960,497		202,119
				385,239

International Equities - 15.6%
Russell Emerging Markets Fund Class Y		1,836,302		24,643
Russell Global Equity Fund Class Y		3,924,052		36,768
Select International Equity Fund Class Y		4,584,567		36,906
				98,317

Total Investments in Russell Affiliated Mutual Funds
(cost $618,080)				613,927

Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index
Apr 2016 3,092.47 Call (3,941)	EUR	12,187	(ÿ)	443
Total Options Purchased
(cost $508)				443

Short-Term Investments - 1.8%
Russell U.S. Cash Management Fund		11,231,531	(8)	11,232
Total Short-Term Investments
(cost $11,232)				11,232

Total Investments 99.0%
(identified cost $629,820)				625,602

Other Assets and Liabilities, Net - 1.0%				6,345
Net Assets - 100.0%				631,947

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 7

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	12	EUR	1,031	02/16	23
CAC40 Euro Index Futures	80	EUR	3,529	02/16	11
Dow Jones Index Futures	12	EUR	2,927	03/16	(201)
EURO STOXX 50 Index Futures	71	EUR	2,150	03/16	(135)
FTSE/MIB Index Futures	8	EUR	744	03/16	(113)
IBEX 35 Index Futures	13	EUR	1,140	02/16	(32)
OMXS30 Index Futures	54	SEK	7,308	02/16	(2)
Russell 1000 Mini Index Futures	13	USD	1,385	03/16	(59)
S&P 500 E-Mini Index Futures	86	USD	8,298	03/16	(402)
S&P Mid 400 E-Mini Index Futures	15	USD	1,972	03/16	(118)
Short Positions
FTSE 100 Index Futures	32	GBP	1,922	03/16	(30)
MSCI EAFE Mini Index Futures	43	USD	3,443	03/16	218
MSCI Emerging Markets Mini Index Futures	28	USD	1,047	03/16	41
Russell 1000 Mini Index Futures	2	USD	213	03/16	13
S&P 500 E-Mini Index Futures	35	USD	3,378	03/16	194
S&P Mid 400 E-Mini Index Futures	2	USD	263	03/16	18
S&P/TSX 60 Index Futures	39	CAD	5,872	03/16	(22)
SPI 200 Index Futures	39	AUD	4,841	03/16	(53)
TOPIX Index Futures	32	JPY	460,480	03/16	346
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(303)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Call	3,941	3,479.03	EUR	13,711	04/08/16	(31)
EURO STOXX 50 Index	Put	3,941	2,880.24	EUR	11,351	04/08/16	(334)
Total Liability for Options Written (premiums received $508)							(365)

Transactions in options written contracts for the period ended January 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	956,315	733
Closed	(948,433)	(225)
Expired	—	—
Outstanding January 31, 2016	7,882	$508

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,397	CAD	3,360	03/16/16	1
Bank of America	CNY	39,000	USD	6,003	03/16/16	115
Bank of America	KRW	4,856,000	USD	4,224	03/16/16	211
Bank of America	TWD	62,000	USD	1,910	03/16/16	60
BNP Paribas	USD	576	AUD	813	02/05/16	(1)
BNP Paribas	USD	699	CAD	984	02/05/16	3
BNP Paribas	USD	836	CHF	855	02/05/16	(2)
BNP Paribas	USD	3,072	EUR	2,817	02/05/16	(21)
BNP Paribas	USD	1,684	GBP	1,178	02/05/16	(5)
BNP Paribas	USD	239	HKD	1,864	02/05/16	—
BNP Paribas	USD	1,946	JPY	235,486	02/05/16	(1)

See accompanying notes which are an integral part of this quarterly report.

8 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	300	SEK	2,569	02/05/16	(1)
BNP Paribas	USD	109	SGD	155	02/05/16	—
BNP Paribas	AUD	546	USD	398	02/05/16	11
BNP Paribas	AUD	813	USD	575	03/04/16	1
BNP Paribas	CAD	692	USD	498	02/05/16	4
BNP Paribas	CAD	984	USD	699	03/04/16	(3)
BNP Paribas	CHF	597	USD	605	02/05/16	22
BNP Paribas	CHF	855	USD	837	03/04/16	2
BNP Paribas	EUR	2,038	USD	2,231	02/05/16	23
BNP Paribas	EUR	2,817	USD	3,074	03/04/16	21
BNP Paribas	GBP	823	USD	1,219	02/05/16	46
BNP Paribas	GBP	1,178	USD	1,684	03/04/16	5
BNP Paribas	HKD	1,290	USD	166	02/05/16	1
BNP Paribas	HKD	1,864	USD	239	03/04/16	—
BNP Paribas	JPY	169,498	USD	1,407	02/05/16	7
BNP Paribas	JPY	235,486	USD	1,947	03/04/16	1
BNP Paribas	SEK	1,882	USD	224	02/05/16	5
BNP Paribas	SEK	2,569	USD	300	03/04/16	1
BNP Paribas	SGD	106	USD	75	02/05/16	—
BNP Paribas	SGD	155	USD	109	03/04/16	—
Royal Bank of Canada	USD	576	AUD	813	02/05/16	(1)
Royal Bank of Canada	USD	699	CAD	984	02/05/16	3
Royal Bank of Canada	USD	837	CHF	855	02/05/16	(2)
Royal Bank of Canada	USD	3,073	EUR	2,817	02/05/16	(21)
Royal Bank of Canada	USD	1,683	GBP	1,178	02/05/16	(5)
Royal Bank of Canada	USD	239	HKD	1,864	02/05/16	—
Royal Bank of Canada	USD	1,946	JPY	235,486	02/05/16	(1)
Royal Bank of Canada	USD	300	SEK	2,569	02/05/16	(1)
Royal Bank of Canada	USD	109	SGD	155	02/05/16	—
Royal Bank of Canada	AUD	813	USD	575	03/04/16	1
Royal Bank of Canada	CAD	984	USD	699	03/04/16	(3)
Royal Bank of Canada	CHF	855	USD	837	03/04/16	2
Royal Bank of Canada	EUR	2,817	USD	3,075	03/04/16	21
Royal Bank of Canada	GBP	1,178	USD	1,683	03/04/16	5
Royal Bank of Canada	HKD	1,864	USD	239	03/04/16	—
Royal Bank of Canada	JPY	235,486	USD	1,947	03/04/16	1
Royal Bank of Canada	SEK	2,569	USD	300	03/04/16	1
Royal Bank of Canada	SGD	155	USD	109	03/04/16	—
State Street	USD	10	AUD	14	02/05/16	—
State Street	USD	79	CAD	110	02/05/16	—
State Street	USD	82	CHF	82	02/05/16	(2)
State Street	USD	519	EUR	480	02/05/16	1
State Street	USD	166	GBP	113	02/05/16	(5)
State Street	USD	90	GBP	60	03/16/16	(5)
State Street	USD	18	HKD	142	02/05/16	—
State Street	USD	315	JPY	37,524	02/05/16	(5)
State Street	USD	514	JPY	63,000	03/16/16	7
State Street	USD	60	SEK	507	02/05/16	(1)
State Street	USD	6	SGD	8	02/05/16	—
State Street	AUD	546	USD	398	02/05/16	11
State Street	AUD	3,590	USD	2,577	03/16/16	41
State Street	CAD	692	USD	498	02/05/16	4
State Street	CAD	4,040	USD	2,971	03/16/16	88
State Street	CHF	597	USD	604	02/05/16	21
State Street	EUR	2,038	USD	2,231	02/05/16	23
State Street	EUR	2,300	USD	2,510	03/16/16	16
State Street	GBP	823	USD	1,219	02/05/16	47
State Street	HKD	1,290	USD	166	02/05/16	1
State Street	JPY	169,498	USD	1,407	02/05/16	7
State Street	SEK	1,882	USD	224	02/05/16	5
State Street	SGD	106	USD	75	02/05/16	—
UBS	AUD	546	USD	398	02/05/16	11
UBS	CAD	692	USD	498	02/05/16	4

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 9

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	CHF	597	USD	604	02/05/16	22
UBS	EUR	2,038	USD	2,231	02/05/16	23
UBS	GBP	823	USD	1,220	02/05/16	46
UBS	HKD	1,290	USD	166	02/05/16	1
UBS	JPY	169,498	USD	1,407	02/05/16	7
UBS	SEK	1,882	USD	224	02/05/16	5
UBS	SGD	106	USD	75	02/05/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						879

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Morgan Stanley	USD	10,300	5.000%	12/20/20	(1)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($254)						(1)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	7,344	03/07/16	171
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					171

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.120%.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$613,927	$—		$—	$613,927
Options Purchased	443	—		—	443
Short-Term Investments	—	11,232		—	11,232
Total Investments	614,370	11,232		—	625,602

Other Financial Instruments
Futures Contracts	(303)	—		—	(303)
Options Written	(365)	—		—	(365)
Foreign Currency Exchange Contracts	—	879		—	879
Credit Default Swap Contracts	—	(1)		—	(1)
Total Return Swap Contracts	—	171		—	171
Total Other Financial Instruments*	$(668)	$1,049		$—	$381

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of this quarterly report.

10 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 11

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 96.8%
Alternative - 7.3%
Russell Commodity Strategies Fund Class Y		11,342,713		57,621
Russell Global Infrastructure Fund Class Y		10,442,695		108,813
Russell Global Real Estate Securities Fund Class Y		773,445		26,413
				192,847

Domestic Equities - 27.1%
Russell U.S. Defensive Equity Fund Class Y		4,072,946		186,378
Russell U.S. Dynamic Equity Fund Class Y		20,305,201		176,655
Russell U.S. Small Cap Equity Fund Class Y		6,413,889		152,715
Select U.S. Equity Fund Class Y		20,588,058		204,028
				719,776

Fixed Income - 37.2%
Russell Global Opportunistic Credit Fund Class Y		27,425,972		239,703
Russell Strategic Bond Fund Class Y		70,294,503		749,338
				989,041

International Equities - 25.2%
Russell Emerging Markets Fund Class Y		11,167,374		149,866
Russell Global Equity Fund Class Y		27,680,439		259,366
Select International Equity Fund Class Y		32,365,478		260,542
				669,774

Total Investments in Russell Affiliated Mutual Funds
(cost $2,662,112)				2,571,438

Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index
Apr 2016 3,092.47 Call (16,765)	EUR	51,845	(ÿ)	1,885
Total Options Purchased
(cost $2,160)				1,885

Short-Term Investments - 1.7%
Russell U.S. Cash Management Fund		44,966,756	(8)	44,967
Total Short-Term Investments
(cost $44,967)				44,967

Total Investments 98.6%
(identified cost $2,709,239)				2,618,290

Other Assets and Liabilities, Net - 1.4%				37,288
Net Assets - 100.0%				2,655,578

See accompanying notes which are an integral part of this quarterly report.

12 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	83	EUR	7,129	02/16	188
CAC40 Euro Index Futures	529	EUR	23,334	02/16	90
Dow Jones Index Futures	85	EUR	20,732	03/16	(1,461)
EURO STOXX 50 Index Futures	466	EUR	14,110	03/16	(1,040)
FTSE/MIB Index Futures	59	EUR	5,488	03/16	(833)
IBEX 35 Index Futures	89	EUR	7,804	02/16	(200)
OMXS30 Index Futures	366	SEK	49,529	02/16	(13)
Russell 1000 Mini Index Futures	30	USD	3,196	03/16	(145)
S&P 500 E-Mini Index Futures	549	USD	52,980	03/16	(2,519)
S&P Mid 400 E-Mini Index Futures	36	USD	4,733	03/16	(287)
Short Positions
FTSE 100 Index Futures	206	GBP	12,374	03/16	(191)
MSCI EAFE Mini Index Futures	340	USD	27,227	03/16	1,723
MSCI Emerging Markets Mini Index Futures	206	USD	7,702	03/16	360
Russell 1000 Mini Index Futures	10	USD	1,065	03/16	66
S&P 500 E-Mini Index Futures	185	USD	17,853	03/16	1,024
S&P Mid 400 E-Mini Index Futures	12	USD	1,578	03/16	106
S&P/TSX 60 Index Futures	255	CAD	38,393	03/16	(142)
SPI 200 Index Futures	239	AUD	29,666	03/16	(326)
TOPIX Index Futures	224	JPY	3,223,360	03/16	2,615
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(985)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Call	16,765	3,479.03	EUR	58,326	04/08/16	(133)
EURO STOXX 50 Index	Put	16,765	2,880.24	EUR	48,287	04/08/16	(1,422)
Total Liability for Options Written (premiums received $2,160)							(1,555)

Transactions in options written contracts for the period ended January 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	5,783,936	3,535
Closed	(5,750,406)	(1,375)
Expired	—	—
Outstanding January 31, 2016	33,530	$2,160

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	16,203	CAD	22,710	03/16/16	8
Bank of America	USD	5,984	JPY	733,890	03/16/16	84
Bank of America	CAD	9,306	USD	6,851	03/16/16	208
Bank of America	CNY	229,000	USD	35,247	03/16/16	677
Bank of America	EUR	6,836	USD	7,452	03/16/16	39
Bank of America	KRW	30,401,000	USD	26,447	03/16/16	1,320
Bank of America	TWD	358,000	USD	11,029	03/16/16	346
Bank of New York	USD	5,984	JPY	733,890	03/16/16	84
Bank of New York	CAD	9,306	USD	6,842	03/16/16	198
Bank of New York	EUR	6,836	USD	7,461	03/16/16	48
BNP Paribas	USD	2,153	AUD	3,038	02/05/16	(4)

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 13

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	2,613	CAD	3,676	02/05/16	11
BNP Paribas	USD	3,126	CHF	3,194	02/05/16	(7)
BNP Paribas	USD	11,483	EUR	10,529	02/05/16	(77)
BNP Paribas	USD	6,293	GBP	4,403	02/05/16	(20)
BNP Paribas	USD	7,275	JPY	880,179	02/05/16	(4)
BNP Paribas	USD	4,483	SEK	38,406	02/05/16	(8)
BNP Paribas	AUD	3,049	USD	2,219	02/05/16	62
BNP Paribas	AUD	3,038	USD	2,150	03/04/16	4
BNP Paribas	CAD	3,863	USD	2,780	02/05/16	23
BNP Paribas	CAD	3,676	USD	2,613	03/04/16	(11)
BNP Paribas	CHF	3,331	USD	3,373	02/05/16	121
BNP Paribas	CHF	3,194	USD	3,129	03/04/16	7
BNP Paribas	EUR	11,369	USD	12,443	02/05/16	127
BNP Paribas	EUR	10,529	USD	11,491	03/04/16	77
BNP Paribas	GBP	4,591	USD	6,801	02/05/16	260
BNP Paribas	GBP	4,403	USD	6,293	03/04/16	20
BNP Paribas	JPY	945,581	USD	7,849	02/05/16	38
BNP Paribas	JPY	880,179	USD	7,278	03/04/16	3
BNP Paribas	SEK	38,406	USD	4,487	03/04/16	8
Commonwealth Bank of Australia	USD	2,152	AUD	3,038	02/05/16	(2)
Commonwealth Bank of Australia	USD	2,614	CAD	3,676	02/05/16	10
Commonwealth Bank of Australia	USD	3,127	CHF	3,194	02/05/16	(9)
Commonwealth Bank of Australia	USD	11,482	EUR	10,529	02/05/16	(76)
Commonwealth Bank of Australia	USD	6,289	GBP	4,403	02/05/16	(16)
Commonwealth Bank of Australia	USD	7,275	JPY	880,179	02/05/16	(4)
Commonwealth Bank of Australia	AUD	3,038	USD	2,149	03/04/16	2
Commonwealth Bank of Australia	CAD	3,676	USD	2,614	03/04/16	(10)
Commonwealth Bank of Australia	CHF	3,194	USD	3,130	03/04/16	9
Commonwealth Bank of Australia	EUR	10,529	USD	11,490	03/04/16	76
Commonwealth Bank of Australia	GBP	4,403	USD	6,290	03/04/16	16
Commonwealth Bank of Australia	JPY	880,179	USD	7,278	03/04/16	4
HSBC	AUD	3,049	USD	2,220	02/05/16	63
HSBC	CAD	3,863	USD	2,780	02/05/16	23
HSBC	CHF	3,331	USD	3,370	02/05/16	118
HSBC	EUR	11,369	USD	12,443	02/05/16	126
HSBC	GBP	4,591	USD	6,803	02/05/16	263
HSBC	JPY	945,581	USD	7,847	02/05/16	36
HSBC	SEK	41,992	USD	4,999	02/05/16	107
Royal Bank of Canada	USD	2,153	AUD	3,038	02/05/16	(4)
Royal Bank of Canada	USD	2,613	CAD	3,676	02/05/16	11
Royal Bank of Canada	USD	3,127	CHF	3,194	02/05/16	(9)
Royal Bank of Canada	USD	11,486	EUR	10,529	02/05/16	(79)
Royal Bank of Canada	USD	6,290	GBP	4,403	02/05/16	(17)
Royal Bank of Canada	USD	1,791	GBP	1,193	03/16/16	(90)
Royal Bank of Canada	USD	7,274	JPY	880,179	02/05/16	(3)
Royal Bank of Canada	USD	5,983	JPY	733,890	03/16/16	85
Royal Bank of Canada	AUD	3,038	USD	2,150	03/04/16	4
Royal Bank of Canada	AUD	12,407	USD	8,909	03/16/16	146
Royal Bank of Canada	CAD	3,676	USD	2,613	03/04/16	(11)
Royal Bank of Canada	CAD	9,306	USD	6,846	03/16/16	202
Royal Bank of Canada	CHF	3,194	USD	3,130	03/04/16	9
Royal Bank of Canada	CHF	1,707	USD	1,727	03/16/16	58
Royal Bank of Canada	EUR	10,529	USD	11,493	03/04/16	79
Royal Bank of Canada	EUR	6,836	USD	7,459	03/16/16	45
Royal Bank of Canada	GBP	4,403	USD	6,290	03/04/16	17
Royal Bank of Canada	JPY	880,179	USD	7,277	03/04/16	3
State Street	USD	31	AUD	44	02/05/16	—
State Street	USD	2,154	AUD	3,038	02/05/16	(4)
State Street	USD	535	CAD	746	02/05/16	(3)
State Street	USD	2,615	CAD	3,676	02/05/16	10
State Street	USD	546	CHF	548	02/05/16	(11)
State Street	USD	3,130	CHF	3,194	02/05/16	(12)
State Street	USD	3,633	EUR	3,360	02/05/16	7

See accompanying notes which are an integral part of this quarterly report.

14 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	11,493	EUR	10,529	02/05/16	(87)
State Street	USD	1,108	GBP	754	02/05/16	(33)
State Street	USD	6,287	GBP	4,403	02/05/16	(14)
State Street	USD	1,791	GBP	1,193	03/16/16	(90)
State Street	USD	118	HKD	917	02/05/16	—
State Street	USD	3,576	HKD	27,869	02/05/16	6
State Street	USD	2,195	JPY	261,607	02/05/16	(34)
State Street	USD	7,269	JPY	880,179	02/05/16	2
State Street	USD	5,984	JPY	733,890	03/16/16	84
State Street	USD	422	SEK	3,586	02/05/16	(5)
State Street	USD	35	SGD	50	02/05/16	—
State Street	USD	1,624	SGD	2,314	02/05/16	—
State Street	AUD	3,049	USD	2,219	02/05/16	62
State Street	AUD	3,038	USD	2,151	03/04/16	4
State Street	AUD	12,407	USD	8,905	03/16/16	142
State Street	CAD	3,863	USD	2,781	02/05/16	24
State Street	CAD	3,676	USD	2,614	03/04/16	(10)
State Street	CAD	9,306	USD	6,844	03/16/16	201
State Street	CHF	3,331	USD	3,371	02/05/16	119
State Street	CHF	3,194	USD	3,133	03/04/16	12
State Street	CHF	1,707	USD	1,728	03/16/16	59
State Street	EUR	11,369	USD	12,444	02/05/16	127
State Street	EUR	10,529	USD	11,500	03/04/16	86
State Street	EUR	6,836	USD	7,461	03/16/16	47
State Street	GBP	4,591	USD	6,802	02/05/16	261
State Street	GBP	4,403	USD	6,287	03/04/16	14
State Street	HKD	28,786	USD	3,715	02/05/16	15
State Street	HKD	27,869	USD	3,576	03/04/16	(6)
State Street	JPY	945,581	USD	7,848	02/05/16	37
State Street	JPY	880,179	USD	7,272	03/04/16	(2)
State Street	SGD	2,364	USD	1,668	02/05/16	9
State Street	SGD	2,314	USD	1,623	03/04/16	—
UBS	USD	1,791	GBP	1,193	03/16/16	(91)
UBS	USD	5,986	JPY	733,890	03/16/16	82
UBS	AUD	3,049	USD	2,219	02/05/16	62
UBS	AUD	12,407	USD	8,899	03/16/16	136
UBS	CAD	3,863	USD	2,781	02/05/16	24
UBS	CAD	9,306	USD	6,843	03/16/16	200
UBS	CHF	3,331	USD	3,372	02/05/16	120
UBS	CHF	1,707	USD	1,728	03/16/16	59
UBS	EUR	11,369	USD	12,443	02/05/16	126
UBS	EUR	6,836	USD	7,468	03/16/16	55
UBS	GBP	4,591	USD	6,803	02/05/16	262
UBS	JPY	945,581	USD	7,848	02/05/16	37
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						6,913

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	32,402	03/07/16	754
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					754

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee is based on the 3
Month LIBOR rate plus a fee of 0.120%.

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 15

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Morgan Stanley	USD	50,900	5.000%	12/20/20	(7)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($1,255)						(7)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2	Level 3			Total
Investments in Russell Affiliated Mutual Funds	$2,571,438	$—		$—		$2,571,438
Options Purchased	1,885	—		—		1,885
Short-Term Investments	—	44,967		—		44,967
Total Investments	2,573,323	44,967		—		2,618,290

Other Financial Instruments
Futures Contracts	(985)	—		—		(985)
Options Written	(1,555)	—		—		(1,555)
Foreign Currency Exchange Contracts	(100)	7,013		—		6,913
Total Return Swap Contracts	—	754		—		754
Credit Default Swap Contracts	—	(7)		—		(7)
Total Other Financial Instruments*	$(2,640)	$7,760		$—		$5,120

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

16 Balanced Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.0%
Alternative - 11.0%
Russell Commodity Strategies Fund Class Y		9,523,405		48,379
Russell Global Infrastructure Fund Class Y		8,212,552		85,575
Russell Global Real Estate Securities Fund Class Y		1,464,581		50,015
				183,969

Domestic Equities - 35.5%
Russell U.S. Defensive Equity Fund Class Y		2,932,761		134,203
Russell U.S. Dynamic Equity Fund Class Y		14,787,449		128,651
Russell U.S. Small Cap Equity Fund Class Y		6,135,755		146,092
Select U.S. Equity Fund Class Y		18,509,413		183,428
				592,374

Fixed Income - 17.1%
Russell Global Opportunistic Credit Fund Class Y		9,590,660		83,822
Russell Strategic Bond Fund Class Y		18,954,221		202,052
				285,874

International Equities - 33.4%
Russell Emerging Markets Fund Class Y		10,661,959		143,083
Russell Global Equity Fund Class Y		21,180,900		198,465
Select International Equity Fund Class Y		26,820,681		215,907
				557,455

Total Investments in Russell Affiliated Mutual Funds
(cost $1,741,664)				1,619,672

Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index
Apr 2016 3,092.47 Call (10,611)	EUR	32,814	(ÿ)	1,193
Total Options Purchased
(cost $1,367)				1,193

Short-Term Investments - 1.3%
Russell U.S. Cash Management Fund		22,040,627	(8)	22,041
Total Short-Term Investments
(cost $22,041)				22,041

Total Investments 98.4%
(identified cost $1,765,072)				1,642,906

Other Assets and Liabilities, Net - 1.6%				27,300
Net Assets - 100.0%				1,670,206

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 17

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	50	EUR	4,295	02/16	113
CAC40 Euro Index Futures	318	EUR	14,027	02/16	54
Dow Jones Index Futures	51	EUR	12,439	03/16	(877)
EURO STOXX 50 Index Futures	281	EUR	8,509	03/16	(627)
FTSE/MIB Index Futures	36	EUR	3,349	03/16	(508)
IBEX 35 Index Futures	54	EUR	4,735	02/16	(121)
MSCI EAFE Mini Index Futures	197	USD	15,776	03/16	(935)
MSCI Emerging Markets Mini Index Futures	90	USD	3,365	03/16	(142)
OMXS30 Index Futures	220	SEK	29,771	02/16	(8)
Russell 1000 Mini Index Futures	40	USD	4,260	03/16	(186)
Russell 2000 Mini Index Futures	36	USD	3,713	03/16	(334)
S&P 500 E-Mini Index Futures	609	USD	58,770	03/16	(2,861)
S&P Mid 400 E-Mini Index Futures	48	USD	6,311	03/16	(408)
Short Positions
FTSE 100 Index Futures	90	GBP	5,406	03/16	(84)
MSCI EAFE Mini Index Futures	205	USD	16,416	03/16	1,039
MSCI Emerging Markets Mini Index Futures	124	USD	4,636	03/16	217
S&P/TSX 60 Index Futures	169	CAD	25,445	03/16	(94)
SPI 200 Index Futures	185	AUD	22,963	03/16	(253)
TOPIX Index Futures	115	JPY	1,654,849	03/16	1,342
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(4,673)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Call	10,611	3,479.03	EUR	36,916	04/08/16	(84)
EURO STOXX 50 Index	Put	10,611	2,880.24	EUR	30,562	04/08/16	(900)
Total Liability for Options Written (premiums received $1,367)							(984)

Transactions in options written contracts for the period ended January 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	4,490,253	2,425
Closed	(4,469,031)	(1,058)
Expired	—	—
Outstanding January 31, 2016	21,222	$1,367

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	13,099	CAD	18,360	03/16/16	7
Bank of America	CNY	177,000	USD	27,243	03/16/16	524
Bank of America	KRW	25,987,000	USD	22,607	03/16/16	1,128
Bank of America	TWD	264,000	USD	8,133	03/16/16	255
BNP Paribas	USD	1,304	AUD	1,839	02/05/16	(2)
BNP Paribas	USD	1,582	CAD	2,226	02/05/16	6
BNP Paribas	USD	1,892	CHF	1,934	02/05/16	(5)
BNP Paribas	USD	6,952	EUR	6,375	02/05/16	(47)
BNP Paribas	USD	3,810	GBP	2,665	02/05/16	(12)
BNP Paribas	USD	4,404	JPY	532,892	02/05/16	(2)
BNP Paribas	USD	2,714	SEK	23,252	02/05/16	(5)

See accompanying notes which are an integral part of this quarterly report.

18 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	AUD	1,835	USD	1,336	02/05/16	37
BNP Paribas	AUD	1,839	USD	1,302	03/04/16	2
BNP Paribas	CAD	2,325	USD	1,674	02/05/16	14
BNP Paribas	CAD	2,226	USD	1,582	03/04/16	(6)
BNP Paribas	CHF	2,005	USD	2,030	02/05/16	73
BNP Paribas	CHF	1,934	USD	1,894	03/04/16	4
BNP Paribas	EUR	6,844	USD	7,490	02/05/16	77
BNP Paribas	EUR	6,375	USD	6,957	03/04/16	46
BNP Paribas	GBP	2,764	USD	4,094	02/05/16	157
BNP Paribas	GBP	2,665	USD	3,810	03/04/16	12
BNP Paribas	JPY	569,211	USD	4,725	02/05/16	23
BNP Paribas	JPY	532,892	USD	4,406	03/04/16	2
BNP Paribas	SEK	23,252	USD	2,716	03/04/16	5
Commonwealth Bank of Australia	USD	1,303	AUD	1,839	02/05/16	(1)
Commonwealth Bank of Australia	USD	1,582	CAD	2,226	02/05/16	6
Commonwealth Bank of Australia	USD	1,893	CHF	1,934	02/05/16	(5)
Commonwealth Bank of Australia	USD	6,952	EUR	6,375	02/05/16	(46)
Commonwealth Bank of Australia	USD	3,808	GBP	2,665	02/05/16	(10)
Commonwealth Bank of Australia	USD	4,404	JPY	532,892	02/05/16	(2)
Commonwealth Bank of Australia	AUD	1,839	USD	1,301	03/04/16	1
Commonwealth Bank of Australia	CAD	2,226	USD	1,582	03/04/16	(6)
Commonwealth Bank of Australia	CHF	1,934	USD	1,895	03/04/16	5
Commonwealth Bank of Australia	EUR	6,375	USD	6,956	03/04/16	46
Commonwealth Bank of Australia	GBP	2,665	USD	3,808	03/04/16	10
Commonwealth Bank of Australia	JPY	532,892	USD	4,406	03/04/16	2
HSBC	AUD	1,835	USD	1,336	02/05/16	38
HSBC	CAD	2,325	USD	1,674	02/05/16	14
HSBC	CHF	2,005	USD	2,029	02/05/16	71
HSBC	EUR	6,844	USD	7,490	02/05/16	76
HSBC	GBP	2,764	USD	4,095	02/05/16	158
HSBC	JPY	569,211	USD	4,724	02/05/16	22
HSBC	SEK	25,278	USD	3,010	02/05/16	64
Royal Bank of Canada	USD	1,303	AUD	1,839	02/05/16	(2)
Royal Bank of Canada	USD	1,582	CAD	2,226	02/05/16	7
Royal Bank of Canada	USD	1,893	CHF	1,934	02/05/16	(5)
Royal Bank of Canada	USD	6,954	EUR	6,375	02/05/16	(48)
Royal Bank of Canada	USD	575	EUR	527	03/16/16	(3)
Royal Bank of Canada	USD	3,808	GBP	2,665	02/05/16	(10)
Royal Bank of Canada	USD	2,191	GBP	1,460	03/16/16	(111)
Royal Bank of Canada	USD	4,404	JPY	532,892	02/05/16	(2)
Royal Bank of Canada	USD	2,107	JPY	258,473	03/16/16	30
Royal Bank of Canada	AUD	1,839	USD	1,302	03/04/16	2
Royal Bank of Canada	AUD	5,833	USD	4,189	03/16/16	69
Royal Bank of Canada	CAD	2,226	USD	1,582	03/04/16	(7)
Royal Bank of Canada	CAD	5,493	USD	4,041	03/16/16	119
Royal Bank of Canada	CHF	1,934	USD	1,895	03/04/16	5
Royal Bank of Canada	EUR	6,375	USD	6,958	03/04/16	48
Royal Bank of Canada	GBP	2,665	USD	3,808	03/04/16	10
Royal Bank of Canada	JPY	532,892	USD	4,406	03/04/16	2
State Street	USD	1,304	AUD	1,839	02/05/16	(2)
State Street	USD	286	CAD	399	02/05/16	(1)
State Street	USD	1,583	CAD	2,226	02/05/16	6
State Street	USD	285	CHF	286	02/05/16	(6)
State Street	USD	1,895	CHF	1,934	02/05/16	(7)
State Street	USD	2,029	EUR	1,876	02/05/16	4
State Street	USD	6,958	EUR	6,375	02/05/16	(53)
State Street	USD	575	EUR	527	03/16/16	(4)
State Street	USD	577	GBP	393	02/05/16	(17)
State Street	USD	3,806	GBP	2,665	02/05/16	(8)
State Street	USD	2,191	GBP	1,460	03/16/16	(110)
State Street	USD	59	HKD	456	02/05/16	—
State Street	USD	2,165	HKD	16,873	02/05/16	3
State Street	USD	1,219	JPY	145,275	02/05/16	(19)

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 19

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	4,401	JPY	532,892	02/05/16	1
State Street	USD	2,108	JPY	258,473	03/16/16	29
State Street	USD	239	SEK	2,026	02/05/16	(3)
State Street	USD	15	SGD	22	02/05/16	—
State Street	USD	983	SGD	1,401	02/05/16	—
State Street	AUD	15	USD	11	02/05/16	—
State Street	AUD	1,835	USD	1,336	02/05/16	37
State Street	AUD	1,839	USD	1,302	03/04/16	3
State Street	AUD	5,833	USD	4,187	03/16/16	67
State Street	CAD	2,325	USD	1,674	02/05/16	14
State Street	CAD	2,226	USD	1,583	03/04/16	(6)
State Street	CAD	5,493	USD	4,040	03/16/16	119
State Street	CHF	2,005	USD	2,029	02/05/16	72
State Street	CHF	1,934	USD	1,897	03/04/16	7
State Street	EUR	6,844	USD	7,491	02/05/16	77
State Street	EUR	6,375	USD	6,963	03/04/16	52
State Street	GBP	2,764	USD	4,094	02/05/16	158
State Street	GBP	2,665	USD	3,806	03/04/16	8
State Street	HKD	17,329	USD	2,236	02/05/16	9
State Street	HKD	16,873	USD	2,165	03/04/16	(4)
State Street	JPY	569,211	USD	4,724	02/05/16	22
State Street	JPY	532,892	USD	4,403	03/04/16	(1)
State Street	SGD	1,423	USD	1,004	02/05/16	5
State Street	SGD	1,401	USD	983	03/04/16	—
UBS	USD	575	EUR	527	03/16/16	(4)
UBS	USD	2,191	GBP	1,460	03/16/16	(111)
UBS	USD	2,108	JPY	258,473	03/16/16	29
UBS	AUD	1,835	USD	1,336	02/05/16	37
UBS	AUD	5,833	USD	4,184	03/16/16	64
UBS	CAD	2,325	USD	1,674	02/05/16	14
UBS	CAD	5,493	USD	4,039	03/16/16	118
UBS	CHF	2,005	USD	2,030	02/05/16	73
UBS	EUR	6,844	USD	7,490	02/05/16	76
UBS	GBP	2,764	USD	4,095	02/05/16	158
UBS	JPY	569,211	USD	4,724	02/05/16	22
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,768

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	60,917	03/07/16	1,417
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					1,417

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the
3-month LIBOR rate plus a fee of 0.120%.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$1,619,672	$—		$—	$1,619,672
Options Purchased	1,193	—		—	1,193

See accompanying notes which are an integral part of this quarterly report.

20 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Short-Term Investments	—	22,041		—	22,041
Total Investments	1,620,865	22,041		—	1,642,906

Other Financial Instruments
Futures Contracts	(4,673)	—		—	(4,673)
Options Written	(984)	—		—	(984)
Foreign Currency Exchange Contracts	(61)	3,829		—	3,768
Total Return Swap Contracts	1,417	—		—	1,417
Total Other Financial Instruments*	$(4,301)	$3,829		$—	$(472)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 21

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 96.7%
Alternative - 11.0%
Russell Commodity Strategies Fund Class Y		4,006,454		20,353
Russell Global Infrastructure Fund Class Y		3,302,255		34,409
Russell Global Real Estate Securities Fund Class Y		590,136		20,153
				74,915

Domestic Equities - 38.3%
Russell U.S. Defensive Equity Fund Class Y		1,328,880		60,810
Russell U.S. Dynamic Equity Fund Class Y		6,837,749		59,488
Russell U.S. Small Cap Equity Fund Class Y		3,079,451		73,322
Select U.S. Equity Fund Class Y		6,819,797		67,584
				261,204

Fixed Income - 8.8%
Russell Global Opportunistic Credit Fund Class Y		6,868,339		60,029

International Equities - 38.6%
Russell Emerging Markets Fund Class Y		5,545,650		74,423
Russell Global Equity Fund Class Y		10,796,508		101,163
Select International Equity Fund Class Y		10,917,583		87,887
				263,473

Total Investments in Russell Affiliated Mutual Funds
(cost $720,947)				659,621

Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index
Apr 2016 3,092.47 Call (4,365)	EUR	13,499	(ÿ)	491
Total Options Purchased
(cost $562)				491

Short-Term Investments - 1.4%
Russell U.S. Cash Management Fund		9,399,962	(8)	9,400
Total Short-Term Investments
(cost $9,400)				9,400

Total Investments 98.2%
(identified cost $730,909)				669,512

Other Assets and Liabilities, Net - 1.8%				12,215
Net Assets - 100.0%				681,727

See accompanying notes which are an integral part of this quarterly report.

22 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	19	EUR	1,632	02/16	37
CAC40 Euro Index Futures	121	EUR	5,337	02/16	20
Dow Jones Index Futures	19	EUR	4,634	03/16	(318)
EURO STOXX 50 Index Futures	108	EUR	3,270	03/16	(221)
FTSE/MIB Index Futures	14	EUR	1,302	03/16	(198)
IBEX 35 Index Futures	21	EUR	1,841	02/16	(52)
MSCI EAFE Mini Index Futures	80	USD	6,406	03/16	(380)
MSCI Emerging Markets Mini Index Futures	36	USD	1,346	03/16	(59)
OMXS30 Index Futures	84	SEK	11,368	02/16	(3)
Russell 1000 Mini Index Futures	20	USD	2,131	03/16	(93)
Russell 2000 Mini Index Futures	14	USD	1,444	03/16	(129)
S&P 500 E-Mini Index Futures	256	USD	24,706	03/16	(1,205)
S&P Mid 400 E-Mini Index Futures	25	USD	3,287	03/16	(205)
Short Positions
FTSE 100 Index Futures	27	GBP	1,622	03/16	(24)
MSCI EAFE Mini Index Futures	95	USD	7,608	03/16	481
MSCI Emerging Markets Mini Index Futures	58	USD	2,169	03/16	86
S&P/TSX 60 Index Futures	72	CAD	10,840	03/16	(40)
SPI 200 Index Futures	75	AUD	9,309	03/16	(102)
TOPIX Index Futures	40	JPY	575,600	03/16	432
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,973)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Call	4,365	3,479.03	EUR	15,186	04/08/16	(35)
EURO STOXX 50 Index	Put	4,365	2,880.24	EUR	12,572	04/08/16	(370)
Total Liability for Options Written (premiums received $562)							(405)

Transactions in options written contracts for the period ended January 31, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	2,419,229	1,133
Closed	(2,410,499)	(571)
Expired	—	—
Outstanding January 31, 2016	8,730	$562

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	5,301	CAD	7,430	03/16/16	3
Bank of America	CNY	95,000	USD	14,622	03/16/16	281
Bank of America	KRW	13,730,000	USD	11,944	03/16/16	595
Bank of America	TWD	153,000	USD	4,713	03/16/16	148
BNP Paribas	USD	591	AUD	833	02/05/16	(1)
BNP Paribas	USD	717	CAD	1,008	02/05/16	3
BNP Paribas	USD	857	CHF	876	02/05/16	(2)
BNP Paribas	USD	3,149	EUR	2,887	02/05/16	(21)
BNP Paribas	USD	1,726	GBP	1,207	02/05/16	(5)
BNP Paribas	USD	1,995	JPY	241,372	02/05/16	(1)
BNP Paribas	USD	1,229	SEK	10,532	02/05/16	(2)

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 23

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	AUD	831	USD	605	02/05/16	17
BNP Paribas	AUD	833	USD	590	03/04/16	1
BNP Paribas	CAD	1,053	USD	758	02/05/16	6
BNP Paribas	CAD	1,008	USD	717	03/04/16	(3)
BNP Paribas	CHF	908	USD	920	02/05/16	33
BNP Paribas	CHF	876	USD	858	03/04/16	2
BNP Paribas	EUR	3,100	USD	3,393	02/05/16	35
BNP Paribas	EUR	2,887	USD	3,151	03/04/16	21
BNP Paribas	GBP	1,252	USD	1,854	02/05/16	71
BNP Paribas	GBP	1,207	USD	1,726	03/04/16	5
BNP Paribas	JPY	257,826	USD	2,140	02/05/16	10
BNP Paribas	JPY	241,372	USD	1,996	03/04/16	1
BNP Paribas	SEK	10,532	USD	1,230	03/04/16	2
Commonwealth Bank of Australia	USD	590	AUD	833	02/05/16	(1)
Commonwealth Bank of Australia	USD	717	CAD	1,008	02/05/16	3
Commonwealth Bank of Australia	USD	857	CHF	876	02/05/16	(2)
Commonwealth Bank of Australia	USD	3,149	EUR	2,887	02/05/16	(21)
Commonwealth Bank of Australia	USD	1,725	GBP	1,207	02/05/16	(4)
Commonwealth Bank of Australia	USD	1,995	JPY	241,372	02/05/16	(1)
Commonwealth Bank of Australia	AUD	833	USD	589	03/04/16	1
Commonwealth Bank of Australia	CAD	1,008	USD	717	03/04/16	(3)
Commonwealth Bank of Australia	CHF	876	USD	858	03/04/16	2
Commonwealth Bank of Australia	EUR	2,887	USD	3,151	03/04/16	21
Commonwealth Bank of Australia	GBP	1,207	USD	1,725	03/04/16	4
Commonwealth Bank of Australia	JPY	241,372	USD	1,996	03/04/16	1
HSBC	AUD	831	USD	605	02/05/16	17
HSBC	CAD	1,053	USD	758	02/05/16	6
HSBC	CHF	908	USD	919	02/05/16	32
HSBC	EUR	3,100	USD	3,393	02/05/16	34
HSBC	GBP	1,252	USD	1,855	02/05/16	72
HSBC	JPY	257,826	USD	2,140	02/05/16	10
HSBC	SEK	11,450	USD	1,363	02/05/16	29
Royal Bank of Canada	USD	590	AUD	833	02/05/16	(1)
Royal Bank of Canada	USD	717	CAD	1,008	02/05/16	3
Royal Bank of Canada	USD	857	CHF	876	02/05/16	(2)
Royal Bank of Canada	USD	3,150	EUR	2,887	02/05/16	(22)
Royal Bank of Canada	USD	942	EUR	863	03/16/16	(6)
Royal Bank of Canada	USD	1,725	GBP	1,207	02/05/16	(5)
Royal Bank of Canada	USD	1,546	GBP	1,030	03/16/16	(78)
Royal Bank of Canada	USD	1,995	JPY	241,372	02/05/16	(1)
Royal Bank of Canada	USD	1,704	JPY	209,000	03/16/16	24
Royal Bank of Canada	AUD	833	USD	590	03/04/16	1
Royal Bank of Canada	AUD	2,310	USD	1,659	03/16/16	27
Royal Bank of Canada	CAD	1,008	USD	717	03/04/16	(3)
Royal Bank of Canada	CAD	2,500	USD	1,839	03/16/16	55
Royal Bank of Canada	CHF	876	USD	858	03/04/16	2
Royal Bank of Canada	EUR	2,887	USD	3,152	03/04/16	22
Royal Bank of Canada	GBP	1,207	USD	1,725	03/04/16	5
Royal Bank of Canada	JPY	241,372	USD	1,996	03/04/16	1
State Street	USD	591	AUD	833	02/05/16	(1)
State Street	USD	130	CAD	181	02/05/16	(1)
State Street	USD	717	CAD	1,008	02/05/16	3
State Street	USD	129	CHF	130	02/05/16	(3)
State Street	USD	858	CHF	876	02/05/16	(3)
State Street	USD	919	EUR	850	02/05/16	2
State Street	USD	3,152	EUR	2,887	02/05/16	(24)
State Street	USD	942	EUR	863	03/16/16	(6)
State Street	USD	261	GBP	178	02/05/16	(8)
State Street	USD	1,724	GBP	1,207	02/05/16	(4)
State Street	USD	1,546	GBP	1,030	03/16/16	(78)
State Street	USD	27	HKD	206	02/05/16	—
State Street	USD	981	HKD	7,643	02/05/16	2
State Street	USD	552	JPY	65,813	02/05/16	(8)

See accompanying notes which are an integral part of this quarterly report.

24 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1,993	JPY	241,372	02/05/16	—
State Street	USD	1,704	JPY	209,000	03/16/16	24
State Street	USD	108	SEK	918	02/05/16	(1)
State Street	USD	7	SGD	10	02/05/16	—
State Street	USD	446	SGD	635	02/05/16	—
State Street	AUD	7	USD	5	02/05/16	—
State Street	AUD	831	USD	605	02/05/16	17
State Street	AUD	833	USD	590	03/04/16	1
State Street	AUD	2,310	USD	1,658	03/16/16	27
State Street	CAD	1,053	USD	758	02/05/16	7
State Street	CAD	1,008	USD	717	03/04/16	(3)
State Street	CAD	2,500	USD	1,839	03/16/16	54
State Street	CHF	908	USD	919	02/05/16	33
State Street	CHF	876	USD	859	03/04/16	3
State Street	EUR	3,100	USD	3,393	02/05/16	35
State Street	EUR	2,887	USD	3,154	03/04/16	24
State Street	GBP	1,252	USD	1,855	02/05/16	71
State Street	GBP	1,207	USD	1,724	03/04/16	4
State Street	HKD	7,849	USD	1,013	02/05/16	4
State Street	HKD	7,643	USD	981	03/04/16	(2)
State Street	JPY	257,826	USD	2,140	02/05/16	10
State Street	JPY	241,372	USD	1,994	03/04/16	(1)
State Street	SGD	645	USD	455	02/05/16	2
State Street	SGD	635	USD	445	03/04/16	—
UBS	USD	943	EUR	863	03/16/16	(7)
UBS	USD	1,546	GBP	1,030	03/16/16	(77)
UBS	USD	1,705	JPY	209,000	03/16/16	23
UBS	AUD	831	USD	605	02/05/16	17
UBS	AUD	2,310	USD	1,657	03/16/16	25
UBS	CAD	1,053	USD	758	02/05/16	7
UBS	CAD	2,500	USD	1,838	03/16/16	54
UBS	CHF	908	USD	920	02/05/16	33
UBS	EUR	3,100	USD	3,393	02/05/16	34
UBS	GBP	1,252	USD	1,855	02/05/16	71
UBS	JPY	257,826	USD	2,140	02/05/16	10
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,791

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	24,950	03/07/16	580
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					580

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.120%.

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$659,621	$—		$—	$659,621
Options Purchased	491	—		—	491
Short-Term Investments	—	9,400		—	9,400

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 25

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Total Investments	660,112	9,400		—	669,512

Other Financial Instruments
Futures Contracts	(1,973)	—		—	(1,973)
Options Written	(405)	—		—	(405)
Foreign Currency Exchange Contracts	(28)	1,819		—	1,791
Total Return Swap Contracts	580	—		—	580
Total Other Financial Instruments*	$(1,826)	$1,819		$—	$(7)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

26 Equity Growth Strategy Fund

Russell Investment Company
2020 Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 6.2%
Russell Commodity Strategies Fund Class Y	284,728	1,446
Russell Global Infrastructure Fund Class Y	122,135	1,273
Russell Global Real Estate Securities Fund Class Y	35,652	1,218
		3,937

Domestic Equities - 18.4%
Russell U.S. Defensive Equity Fund Class Y	34,991	1,601
Russell U.S. Dynamic Equity Fund Class Y	112,726	981
Russell U.S. Small Cap Equity Fund Class Y	66,545	1,584
Select U.S. Equity Fund Class Y	747,544	7,408
		11,574

Fixed Income - 59.9%
Russell Global Opportunistic Credit Fund Class Y	306,217	2,676
Russell Investment Grade Bond Fund Class Y	419,156	9,121
Russell Short Duration Bond Fund Class Y	250,740	4,759
Russell Strategic Bond Fund Class Y	1,993,692	21,253
		37,809

International Equities - 15.5%
Russell Emerging Markets Fund Class Y	104,140	1,398
Russell Global Equity Fund Class Y	306,860	2,875
Select International Equity Fund Class Y	683,127	5,499
		9,772

Total Investments in Russell Affiliated Mutual Funds
(cost $58,573)		63,092

Total Investments 100.0%
(identified cost $58,573)		63,092

Other Assets and Liabilities, Net - (0.0%)		(7)
Net Assets - 100.0%		63,085

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$63,092	$—		$—	$63,092
Total Investments	$63,092	$—		$—	$63,092

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund 27

Russell Investment Company
2025 Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 6.8%
Russell Commodity Strategies Fund Class Y	132,720	674
Russell Global Infrastructure Fund Class Y	57,754	602
Russell Global Real Estate Securities Fund Class Y	17,018	581
		1,857

Domestic Equities - 23.5%
Russell U.S. Defensive Equity Fund Class Y	15,906	728
Russell U.S. Dynamic Equity Fund Class Y	71,026	618
Russell U.S. Small Cap Equity Fund Class Y	43,917	1,046
Select U.S. Equity Fund Class Y	409,383	4,057
		6,449

Fixed Income - 48.9%
Russell Global Opportunistic Credit Fund Class Y	126,928	1,109
Russell Investment Grade Bond Fund Class Y	160,723	3,497
Russell Short Duration Bond Fund Class Y	34,162	648
Russell Strategic Bond Fund Class Y	764,778	8,153
		13,407

International Equities - 20.8%
Russell Emerging Markets Fund Class Y	67,269	903
Russell Global Equity Fund Class Y	182,175	1,707
Select International Equity Fund Class Y	385,513	3,103
		5,713

Total Investments in Russell Affiliated Mutual Funds
(cost $26,714)		27,426

Total Investments 100.0%
(identified cost $26,714)		27,426

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		27,422

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$27,426	$—		$—	$27,426
Total Investments	$27,426	$—		$—	$27,426

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

28 2025 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 7.1%
Russell Commodity Strategies Fund Class Y	408,702	2,076
Russell Global Infrastructure Fund Class Y	164,770	1,717
Russell Global Real Estate Securities Fund Class Y	48,417	1,654
		5,447

Domestic Equities - 29.2%
Russell U.S. Defensive Equity Fund Class Y	47,007	2,151
Russell U.S. Dynamic Equity Fund Class Y	263,391	2,292
Russell U.S. Small Cap Equity Fund Class Y	167,175	3,980
Select U.S. Equity Fund Class Y	1,390,745	13,782
		22,205

Fixed Income - 36.8%
Russell Global Opportunistic Credit Fund Class Y	319,114	2,789
Russell Investment Grade Bond Fund Class Y	268,394	5,840
Russell Strategic Bond Fund Class Y	1,816,990	19,369
		27,998

International Equities - 26.9%
Russell Emerging Markets Fund Class Y	263,537	3,537
Russell Global Equity Fund Class Y	668,218	6,261
Select International Equity Fund Class Y	1,323,550	10,655
		20,453

Total Investments in Russell Affiliated Mutual Funds
(cost $72,996)		76,103

Total Investments 100.0%
(identified cost $72,996)		76,103

Other Assets and Liabilities, Net - (0.0%)		(8)
Net Assets - 100.0%		76,095

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$76,103	$—		$—	$76,103
Total Investments	$76,103	$—		$—	$76,103

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund 29

Russell Investment Company
2035 Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 8.2%
Russell Commodity Strategies Fund Class Y	120,041	610
Russell Global Infrastructure Fund Class Y	49,699	518
Russell Global Real Estate Securities Fund Class Y	14,784	505
		1,633

Domestic Equities - 36.3%
Russell U.S. Defensive Equity Fund Class Y	13,084	598
Russell U.S. Dynamic Equity Fund Class Y	92,532	805
Russell U.S. Small Cap Equity Fund Class Y	59,300	1,412
Select U.S. Equity Fund Class Y	446,703	4,427
		7,242

Fixed Income - 21.7%
Russell Global Opportunistic Credit Fund Class Y	64,641	565
Russell Strategic Bond Fund Class Y	353,180	3,765
		4,330

International Equities - 33.8%
Russell Emerging Markets Fund Class Y	95,470	1,281
Russell Global Equity Fund Class Y	215,354	2,018
Select International Equity Fund Class Y	425,733	3,427
		6,726

Total Investments in Russell Affiliated Mutual Funds
(cost $19,775)		19,931

Total Investments 100.0%
(identified cost $19,775)		19,931

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		19,927

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$19,931	$—		$—	$19,931
Total Investments	$19,931	$—		$—	$19,931

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

30 2035 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 9.5%
Russell Commodity Strategies Fund Class Y	376,137	1,911
Russell Global Infrastructure Fund Class Y	160,610	1,673
Russell Global Real Estate Securities Fund Class Y	47,864	1,635
		5,219

Domestic Equities - 42.8%
Russell U.S. Defensive Equity Fund Class Y	35,777	1,637
Russell U.S. Dynamic Equity Fund Class Y	313,127	2,724
Russell U.S. Small Cap Equity Fund Class Y	195,656	4,659
Select U.S. Equity Fund Class Y	1,449,738	14,367
		23,387

Fixed Income - 6.9%
Russell Strategic Bond Fund Class Y	353,782	3,771

International Equities - 40.8%
Russell Emerging Markets Fund Class Y	329,683	4,424
Russell Global Equity Fund Class Y	756,092	7,085
Select International Equity Fund Class Y	1,337,374	10,766
		22,275

Total Investments in Russell Affiliated Mutual Funds
(cost $52,553)		54,652

Total Investments 100.0%
(identified cost $52,553)		54,652

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		54,648

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$54,652	$—		$—	$54,652
Total Investments	$54,652	$—		$—	$54,652

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund 31

Russell Investment Company
2045 Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 9.6%
Russell Commodity Strategies Fund Class Y	74,240	377
Russell Global Infrastructure Fund Class Y	31,517	328
Russell Global Real Estate Securities Fund Class Y	9,364	320
		1,025

Domestic Equities - 42.6%
Russell U.S. Defensive Equity Fund Class Y	7,004	320
Russell U.S. Dynamic Equity Fund Class Y	61,006	531
Russell U.S. Small Cap Equity Fund Class Y	38,078	907
Select U.S. Equity Fund Class Y	282,841	2,803
		4,561

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	70,037	747

International Equities - 40.8%
Russell Emerging Markets Fund Class Y	64,418	864
Russell Global Equity Fund Class Y	147,818	1,385
Select International Equity Fund Class Y	261,946	2,109
		4,358

Total Investments in Russell Affiliated Mutual Funds
(cost $10,692)		10,691

Total Investments 100.0%
(identified cost $10,692)		10,691

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		10,689

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$10,691	$—		$—	$10,691
Total Investments	$10,691	$—		$—	$10,691

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

32 2045 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 9.5%
Russell Commodity Strategies Fund Class Y	71,723	364
Russell Global Infrastructure Fund Class Y	30,454	317
Russell Global Real Estate Securities Fund Class Y	9,089	311
		992

Domestic Equities - 42.7%
Russell U.S. Defensive Equity Fund Class Y	6,792	311
Russell U.S. Dynamic Equity Fund Class Y	59,351	516
Russell U.S. Small Cap Equity Fund Class Y	36,968	880
Select U.S. Equity Fund Class Y	274,414	2,720
		4,427

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	67,832	723

International Equities - 40.8%
Russell Emerging Markets Fund Class Y	62,452	838
Russell Global Equity Fund Class Y	143,562	1,345
Select International Equity Fund Class Y	254,210	2,047
		4,230

Total Investments in Russell Affiliated Mutual Funds
(cost $9,874)		10,372

Total Investments 100.0%
(identified cost $9,874)		10,372

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		10,370

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$10,372	$—		$—	$10,372
Total Investments	$10,372	$—		$—	$10,372

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund 33

Russell Investment Company
2055 Strategy Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 9.5%
Russell Commodity Strategies Fund Class Y	26,017	132
Russell Global Infrastructure Fund Class Y	10,879	113
Russell Global Real Estate Securities Fund Class Y	3,321	114
		359

Domestic Equities - 42.8%
Russell U.S. Defensive Equity Fund Class Y	2,478	113
Russell U.S. Dynamic Equity Fund Class Y	21,725	189
Russell U.S. Small Cap Equity Fund Class Y	13,537	322
Select U.S. Equity Fund Class Y	100,146	993
		1,617

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	24,778	264

International Equities - 40.7%
Russell Emerging Markets Fund Class Y	22,580	303
Russell Global Equity Fund Class Y	52,442	492
Select International Equity Fund Class Y	92,697	746
		1,541

Total Investments in Russell Affiliated Mutual Funds
(cost $4,116)		3,781

Total Investments 100.0%
(identified cost $4,116)		3,781

Other Assets and Liabilities, Net - (0.0%)		(1)
Net Assets - 100.0%		3,780

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$3,781	$—		$—	$3,781
Total Investments	$3,781	$—		$—	$3,781

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

34 2055 Strategy Fund

Russell Investment Company
In Retirement Fund

Schedule of Investments — January 31, 2016 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 6.1%
Russell Commodity Strategies Fund Class Y	138,258	702
Russell Global Infrastructure Fund Class Y	61,887	645
Russell Global Real Estate Securities Fund Class Y	18,595	635
		1,982

Domestic Equities - 14.8%
Russell U.S. Defensive Equity Fund Class Y	17,396	796
Russell U.S. Dynamic Equity Fund Class Y	42,397	369
Russell U.S. Small Cap Equity Fund Class Y	23,634	563
Select U.S. Equity Fund Class Y	306,077	3,033
		4,761

Fixed Income - 67.5%
Russell Global Opportunistic Credit Fund Class Y	159,800	1,397
Russell Investment Grade Bond Fund Class Y	245,104	5,333
Russell Short Duration Bond Fund Class Y	195,302	3,707
Russell Strategic Bond Fund Class Y	1,061,291	11,313
		21,750

International Equities - 11.6%
Russell Emerging Markets Fund Class Y	37,070	498
Russell Global Equity Fund Class Y	110,266	1,033
Select International Equity Fund Class Y	273,817	2,204
		3,735

Total Investments in Russell Affiliated Mutual Funds
(cost $29,841)		32,228

Total Investments 100.0%
(identified cost $29,841)		32,228

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		32,224

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Investments in Russell Affiliated Mutual Funds	$32,228	$—		$—	$32,228
Total Investments	$32,228	$—		$—	$32,228

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund 35

Russell Investment Company
LifePoints® Funds

Notes to Schedule of Investments — January 31, 2016

Footnotes:
(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(8) Unrounded units.

36 Notes to Schedule of Investments

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report — January 31, 2016 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 41 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This quarterly report reports on 14 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second
Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds
Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management Company ("RIMCo"), the Funds' investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization"). The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed/other income Underlying Funds and alternative Underlying Funds. As of January
31, 2016, the equity Underlying Funds in which the Funds may invest include the Russell U.S. Defensive Equity, Russell U.S.
Dynamic Equity, Russell U.S. Small Cap Equity, Russell Global Equity, Russell Emerging Markets, Select U.S. Equity and Select
International Equity Funds. As of January 31, 2016, the fixed/other income Underlying Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration
Bond and Russell Multi-Strategy Income Funds. As of January 31, 2016, the alternative Underlying Funds in which the Funds may invest include the Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities
Funds. Each Fund intends its strategy of investing in combinations of equity, fixed/other income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A
Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed/other income or alternative category level based on RIMCo’s capital markets research, and/or (3)
due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new
Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Target Portfolio Funds’ approximate expected target strategic asset allocations to equity, fixed/other income and alternative asset classes as of March 1, 2015 for Moderate Strategy, Balanced Strategy, Growth Strategy and as of May
1, 2015 for Conservative Strategy.

		Asset Allocation Targets*
	Conservative	Moderate	Balanced	Growth	Equity Growth
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative**	8%	7%	10%	13%	13%
Equity	11%	34%	55%	71%	79%
Fixed/Other Income	81%	59%	35%	16%	8%

* Prospectus dated March 1, 2015, as supplemented January 5, 2016. Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Target Date Funds
Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds. The equity Underlying Funds in which the Funds may invest include the Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Russell Global Equity,
Russell Emerging Markets, Select U.S. Equity and Select International Equity Funds. The fixed income Underlying Funds in

Notes to Quarterly Report 37

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade
Bond and Russell Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the
Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds. The 2020 Strategy,
2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Target Date Funds’ approximate expected allocations to equity, fixed income and alternative asset classes effective on or about March 1, 2015.

		Asset Allocation Targets as of March 1, 2015*
	2020	2025	2030	2035	2040
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative **	6.9%	7.5%	8.4%	9.3%	10.5%
Equity	36.9%	47%	59.1%	73.3%	82.5%
Fixed Income	56.2%	45.5%	32.5%	17.4%	7%
		Asset Allocation Targets as of March 1, 2015*
	2045	2050	2055	In Retirement
	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Alternative **	10.5%	10.5%	10.5%	6.6%
Equity	82.5%	82.5%	82.5%	27.1%
Fixed Income	7%	7%	7%	66.3%

* Prospectus dated January 5, 2015 as supplemented through November 6, 2015. Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its financial statements.

Security Valuation
The Funds value the shares of the Underlying Funds at the current net asset value ("NAV") per share of each Underlying Fund. The
Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund
Services Company (“RFSC”).

In May, Financial Accounting Standards Board issued Accounting Standard Updates (“ASU”) No. 2015-07, Fair Value Measurement
(Topic 820), Disclosures for Investments in certain entities that calculate NAV per share (or its equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. The ASU was not early adopted as of year-end and its impact for future reporting periods is being evaluated.

38 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Notes to Quarterly Report 39

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Target Portfolio Fund or Underlying Fund.

Investment Income
Distributions of income and capital gains from the Target Portfolio Funds or Underlying Funds are recorded on the ex-dividend date.

Derivatives
The Target Portfolio Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Target Portfolio Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement.
In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Target Portfolio Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

40 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
Certain funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended January 31, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

Options
The Target Portfolio Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Notes to Quarterly Report 41

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended January 31, 2016, the Target Portfolio Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

Futures Contracts
The Target Portfolio Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the
Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

As of January 31, 2016, the Funds have cash collateral balances in connection with future contracts purchased/sold as follows:

Cash Collateral for Futures
Conservative Strategy Fund	$900,000
Moderate Strategy Fund	$3,900,000
Balanced Strategy Fund	$19,700,000
Growth Strategy Fund	$14,000,000

42 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Cash Collateral for Futures
Equity Growth Strategy Fund	$6,300,000

Swap Agreements
The Target Portfolio Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis(i.e., the two payment streams are netted out, with the Funds receiving or paying, only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

The Target Portfolio Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed.
Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre--defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of January 31, 2016, the Funds have cash collateral balances in connection with swap contracts purchased/sold as follows:

Cash Collateral for Swaps
Conservative Strategy Fund	$270,000
Moderate Strategy Fund	$1,760,000
Balanced Strategy Fund	$11,680,000
Growth Strategy Fund	$7,810,000
Equity Growth Strategy Fund	$3,310,000

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Notes to Quarterly Report 43

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

44 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended January 31, 2016, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

Total Return Swaps
The Target Portfolio Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions.
Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2016.

Master Agreements
Certain Target Portfolio Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA
Master Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular

Notes to Quarterly Report 45

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds or Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds or Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' or Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' or Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' or Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause an Underlying Fund to underperform other types of investments.
3. Federal Income Taxes
At January 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy		Moderate Strategy		Balanced Strategy
	Fund		Fund		Fund
Cost of Investments	$399,030,781		$637,550,063		$2,723,869,539
Unrealized Appreciation	$36,504,444		$84,398,337		$119,056,439
Unrealized Depreciation		(41,790,465)	(96,346,746)		(224,635,646)
Net Unrealized Appreciation (Depreciation)	$(5,286,021	) $	(11,948,409	) $	(105,579,207)

			Equity Growth
	Growth Strategy Fund		Strategy Fund		2020 Strategy Fund
Cost of Investments	$1,768,555,327		$748,489,308		$59,215,012
Unrealized Appreciation	$62,931,601		$19,695,132		$6,309,936
Unrealized Depreciation	(188,580,430)		(98,672,777)		(2,432,877)
Net Unrealized Appreciation (Depreciation)	$(125,648,829	) $	(78,977,645	) $	3,877,059

46 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2016 (Unaudited)

	2025 Strategy Fund		2030 Strategy Fund		2035 Strategy Fund
Cost of Investments	$27,311,913		$74,499,726		$20,357,165
Unrealized Appreciation	$313,166		$3,881,724		$3,530,726
Unrealized Depreciation	(198,739)		(2,278,766)		(3,956,744)
Net Unrealized Appreciation (Depreciation)	$114,427		$1,602,958		$(426,018)

	2040 Strategy Fund		2045 Strategy Fund		2050 Strategy Fund
Cost of Investments	$54,190,284		$11,029,765		$10,252,037
Unrealized Appreciation	$1,365,620		$807,251		$274,156
Unrealized Depreciation	(904,092)		(1,146,050)		(154,567)
Net Unrealized Appreciation (Depreciation)	$461,528		$(338,799	) $	119,589

	2055 Strategy Fund		In Retirement Fund
Cost of Investments	$4,204,850		$30,501,249
Unrealized Appreciation	$40,058		$2,591,994
Unrealized Depreciation	(464,064)		(864,963)
Net Unrealized Appreciation (Depreciation)	$(424,006	) $	1,727,031

4. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds, some of which are
Underlying Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell
Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International
Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity
Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the
District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo and RFSC are defending the actions.
5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report 47

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at
www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange
Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.
sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

48 Shareholder Requests for Additional Information

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and Chief Executive Officer, Russell Investment Company

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and Chief Executive Officer, Russell Investment Company

Date: March 31, 2016

By: /s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer, Russell
Investment Company

Date: March 31, 2016